     As filed with the Securities and Exchange Commission on April 6, 2017



                                          Registration Statement Nos. 333-152265
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 7                       [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 201                             [X]


                       (Check Appropriate box or boxes.)



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                           (Exact name of Registrant)




                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                              (Name of Depositor)



                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500


                              ERIC T. STEIGERWALT

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On May 1, 2017 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 2/Amendment No. 121 to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 7, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 3/Amendment No. 134 to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 6, 2011.

This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 4/Amendment No. 147 (as supplemented April 29, 2013; September 30, 2013 and April 28, 2014) to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 6, 2012.

This registration statement also incorporates by reference the three Supplements dated May 1, 2015 to the Prospectuses filed in Post-Effective Amendment No. 5/Amendment No. 180 (as supplemented April 29, 2013; September 30, 2013 and April 28, 2014) to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 9, 2015.


This registration statement also incorporates by reference the three Supplements dated May 1, 2016 to the Prospectuses filed in Post-Effective Amendment No. 6/Amendment No. 191 (as supplemented April 29, 2013; September 30, 2013 and April 28, 2014) to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 7, 2016.

                            VINTAGE XTRA(SM) ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund

     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Small Cap Value Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E

     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class D

     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Core Plus VIT Portfolio


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense ("M & E") Risk Charge....................................     1.25%(5)           1.45%(5)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.40%              1.60%
Optional E.S.P. Charge.........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     1.60%              1.80%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     1.65%              1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     1.85%              2.05%

------------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.51%       1.25%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%          0.03%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.89%     0.25%          0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%          0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --           0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --           0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.04%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%          0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --           0.05%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%          0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.65%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.33%     0.15%          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.35%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%     0.25%          0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --            0.81%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --            0.54%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --            1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%           1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.25%     0.06%           1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%           0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --            0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%           0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%           0.79%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%           0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%           0.73%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%           0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.95%     0.01%           0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%           0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%           0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%           0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.52%       --            0.52%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.53%     0.02%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.......................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.......................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.......................... 0.64%            0.95%       --            0.95%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........    0.70%       --             0.02%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%     0.25%            0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --             0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%            0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.57%       --             0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%            0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.79%     0.25%            0.05%
 Templeton Foreign VIP Fund......................    0.78%     0.25%            0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.70%       --             0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.75%       --             0.07%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.75%     0.25%            0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.07%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................    0.75%       --             0.12%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........    0.45%       --           0.06%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........   --             0.72%     0.11%           0.61%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%           0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%           0.54%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.02%           0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++........... 0.01%            0.61%     0.05%           0.56%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%           0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.73%       --            0.73%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.03%           0.71%
 Franklin Small-Mid Cap Growth VIP
  Fund++......................................... 0.01%            1.10%     0.02%           1.08%
 Templeton Foreign VIP Fund...................... 0.01%            1.08%     0.02%           1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --             0.98%       --            0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.75%       --            0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.82%       --            0.82%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.07%       --            1.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.86%     0.06%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.72%       --            0.72%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................   --             0.87%       --            0.87%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --             0.83%       --            0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........   --             0.51%       --            0.51%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 Company
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 Company
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  Company
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
Harris Oakmark International         Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                             equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                     companies.
Invesco Small Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class E                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio --                income over time and, secondarily,       Subadviser: Wellington Management
 Class A++                                 long-term capital appreciation and       Company LLP
                                           current income.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service         Seeks long-term capital appreciation.    Fidelity Management & Research
 Class                                                                              Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2       Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund               Seeks to maximize income while          Franklin Advisers, Inc.
                                       maintaining prospects for capital
                                       appreciation.
Franklin Small-Mid Cap Growth VIP      Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                          LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++       dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II        dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                 LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Mid Cap           Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                          LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                 LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
--------------------------------------- -------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,        Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment     LLC
                                        management and liquidity needs, by     Subadvisers: Western Asset
                                        investing to obtain an average         Management Company; Western
                                        duration within 30% of the average     Asset Management Company
                                        duration of the domestic bond market   Limited; Western Asset Management
                                        as a whole.                            Company Ltd.; Western Asset
                                                                               Management Company Pte Ltd.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.

FINANCIAL STATEMENTS


The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND METLIFE OF CT
                      FUND BD IV FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.081           1.159                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   0.916           0.874                      --
                                                                       2007   0.794           0.916               5,612,543
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.314           2.296               1,261,931
                                                                       2015   2.194           2.314               1,455,562
                                                                       2014   2.175           2.194               1,579,085
                                                                       2013   1.707           2.175               1,873,427
                                                                       2012   1.413           1.707               2,575,202
                                                                       2011   1.573           1.413               3,304,774
                                                                       2010   1.427           1.573               4,508,589
                                                                       2009   1.017           1.427               6,535,556
                                                                       2008   1.674           1.017               8,776,699
                                                                       2007   1.478           1.674              10,269,087
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   2.136           2.306               2,537,693
                                                                       2015   2.027           2.136               2,898,705
                                                                       2014   1.894           2.027               3,255,918
                                                                       2013   1.476           1.894               6,218,428
                                                                       2012   1.270           1.476               7,602,606
                                                                       2011   1.346           1.270               9,618,255
                                                                       2010   1.150           1.346              12,820,347
                                                                       2009   0.836           1.150              17,052,704
                                                                       2008   1.514           0.836              23,679,695
                                                                       2007   1.366           1.514              28,314,714
 American Funds Growth-Income Subaccount (Class 2) (11/99)............ 2016   2.191           2.410               2,305,856
                                                                       2015   2.190           2.191               2,590,895
                                                                       2014   2.008           2.190               2,970,203
                                                                       2013   1.525           2.008               3,980,954
                                                                       2012   1.316           1.525               5,226,447
                                                                       2011   1.360           1.316               6,616,776
                                                                       2010   1.238           1.360               9,812,474
                                                                       2009   0.956           1.238              13,595,096
                                                                       2008   1.560           0.956              16,565,581
                                                                       2007   1.507           1.560              19,324,301
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)........ 2016   2.326           2.476                 647,978
                                                                       2015   2.346           2.326                 749,975
                                                                       2014   2.128           2.346                 852,972
                                                                       2013   1.645           2.128               1,232,960
                                                                       2012   1.435           1.645               1,583,652
                                                                       2011   1.494           1.435               2,025,188
                                                                       2010   1.294           1.494               2,591,217
                                                                       2009   0.967           1.294               3,797,396
                                                                       2008   1.709           0.967               4,852,261
                                                                       2007   1.475           1.709               5,535,205

                     VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   3.149
                                                                              2015   3.247
                                                                              2014   3.105
                                                                              2013   2.317
                                                                              2012   2.052
                                                                              2011   2.334
                                                                              2010   1.841
                                                                              2009   1.336
                                                                              2008   2.243
                                                                              2007   1.972
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.541
                                                                              2015   1.681
                                                                              2014   1.630
                                                                              2013   1.451
                                                                              2012   1.306
                                                                              2011   1.293
                                                                              2010   1.164
                                                                              2009   0.871
                                                                              2008   1.255
                                                                              2007   1.227
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.472
                                                                              2015   1.534
                                                                              2014   1.447
                                                                              2013   1.062
                                                                              2012   0.972
                                                                              2011   1.036
                                                                              2010   0.823
                                                                              2009   0.581
                                                                              2008   1.025
                                                                              2007   0.935
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.589
                                                                              2007   2.826
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.371
                                                                              2015   1.487
                                                                              2014   1.696
                                                                              2013   1.399
                                                                              2012   1.200
                                                                              2011   1.362
                                                                              2010   1.274
                                                                              2009   0.943
                                                                              2008   1.603
                                                                              2007   1.408
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2016   1.072
                                                                              2015   1.047
                                                                              2014   0.946
                                                                              2013   0.727
                                                                              2012   0.630
                                                                              2011   0.650
                                                                              2010   0.525
                                                                              2009   0.368
                                                                              2008   0.666
                                                                              2007   0.554
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   0.963
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 2010   1.290
                                                                              2009   1.083
                                                                              2008   1.871
                                                                              2007   1.808



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 3.476                 449,026
                                                                              3.149                 505,450
                                                                              3.247                 646,901
                                                                              3.105                 770,930
                                                                              2.317                 939,357
                                                                              2.052               1,336,507
                                                                              2.334               1,730,912
                                                                              1.841               2,197,128
                                                                              1.336               2,766,614
                                                                              2.243               3,530,014
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.733                 477,189
                                                                              1.541                 592,362
                                                                              1.681                 605,499
                                                                              1.630                 583,640
                                                                              1.451                 738,414
                                                                              1.306                 888,212
                                                                              1.293               1,154,744
                                                                              1.164               1,492,893
                                                                              0.871               1,633,166
                                                                              1.255               1,720,444
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 1.512                 341,946
                                                                              1.472                 406,686
                                                                              1.534                 496,467
                                                                              1.447                 625,002
                                                                              1.062                 897,396
                                                                              0.972               1,084,861
                                                                              1.036               1,442,081
                                                                              0.823               1,815,878
                                                                              0.581               2,368,802
                                                                              1.025               2,837,890
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 3.267                      --
                                                                              3.589               1,207,065
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.449                 648,668
                                                                              1.371                 739,056
                                                                              1.487                 941,010
                                                                              1.696               1,209,776
                                                                              1.399               1,486,107
                                                                              1.200               1,926,465
                                                                              1.362               2,871,739
                                                                              1.274               4,045,368
                                                                              0.943               5,460,973
                                                                              1.603               6,850,794
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 1.185                 463,373
                                                                              1.072                 576,317
                                                                              1.047                 776,236
                                                                              0.946                 913,993
                                                                              0.727               1,238,552
                                                                              0.630               1,354,201
                                                                              0.650               1,915,116
                                                                              0.525               2,846,161
                                                                              0.368               3,454,825
                                                                              0.666               3,877,826
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 1.025                      --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 1.367                      --
                                                                              1.290                 499,544
                                                                              1.083                 569,624
                                                                              1.871                 650,318

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2016   2.811
                                                                                    2015   2.901
                                                                                    2014   2.443
                                                                                    2013   1.677
                                                                                    2012   1.432
                                                                                    2011   1.417
                                                                                    2010   1.150
                                                                                    2009   0.867
                                                                                    2008   1.475
                                                                                    2007   1.473
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 2014   1.962
                                                                                    2013   1.506
                                                                                    2012   1.328
                                                                                    2011   1.436
                                                                                    2010   1.249
                                                                                    2009   0.979
                                                                                    2008   1.565
                                                                                    2007   1.567
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   1.962
                                                                                    2015   1.959
                                                                                    2014   1.790
                                                                                    2013   1.396
                                                                                    2012   1.221
                                                                                    2011   1.207
                                                                                    2010   1.087
                                                                                    2009   0.902
                                                                                    2008   1.295
                                                                                    2007   1.211
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   1.165
                                                                                    2008   1.674
                                                                                    2007   1.677
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.481
                                                                                    2010   1.333
                                                                                    2009   0.964
                                                                                    2008   1.690
                                                                                    2007   1.682
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   0.910
                                                                                    2010   0.825
                                                                                    2009   0.685
                                                                                    2008   0.973
                                                                                    2007   0.927
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.435
                                                                                    2015   1.521
                                                                                    2014   1.358
                                                                                    2013   1.093
                                                                                    2012   0.971
                                                                                    2011   0.986
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   2.014
                                                                                    2015   2.138
                                                                                    2014   1.910
                                                                                    2013   1.541
                                                                                    2012   1.370
                                                                                    2011   1.290
                                                                                    2010   1.167
                                                                                    2009   0.965
                                                                                    2008   1.505
                                                                                    2007   1.448
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.852
                                                                                    2015   1.711
                                                                                    2014   1.522
                                                                                    2013   1.119
                                                                                    2012   0.943
                                                                                    2011   0.963
                                                                                    2010   0.889
                                                                                    2009   0.633
                                                                                    2008   1.024
                                                                                    2007   0.986



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2.805               1,649,398
                                                                                    2.811               1,838,023
                                                                                    2.901               2,516,935
                                                                                    2.443               2,784,423
                                                                                    1.677               3,422,213
                                                                                    1.432               4,882,229
                                                                                    1.417               6,865,993
                                                                                    1.150               8,863,549
                                                                                    0.867              11,115,241
                                                                                    1.475              14,337,163
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 1.974                  86,540
                                                                                    1.962               2,568,065
                                                                                    1.506               3,403,248
                                                                                    1.328               4,499,116
                                                                                    1.436               6,657,584
                                                                                    1.249               9,098,243
                                                                                    0.979              11,651,028
                                                                                    1.565              15,106,609
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2.124                 755,374
                                                                                    1.962                 879,821
                                                                                    1.959               1,040,330
                                                                                    1.790               1,208,580
                                                                                    1.396               1,647,142
                                                                                    1.221               2,128,887
                                                                                    1.207               4,123,032
                                                                                    1.087               5,277,596
                                                                                    0.902               6,308,003
                                                                                    1.295               7,606,766
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 1.148                      --
                                                                                    1.165                 322,759
                                                                                    1.674                 371,225
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 1.566                      --
                                                                                    1.481                 825,823
                                                                                    1.333               1,107,430
                                                                                    0.964               1,616,821
                                                                                    1.690               1,990,327
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 0.989                      --
                                                                                    0.910                  37,838
                                                                                    0.825                  45,020
                                                                                    0.685                 114,482
                                                                                    0.973                 183,981
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 1.627                   7,404
                                                                                    1.435                   8,063
                                                                                    1.521                   9,483
                                                                                    1.358                  12,633
                                                                                    1.093                  13,548
                                                                                    0.971                  20,639
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2.280                 230,552
                                                                                    2.014                 246,242
                                                                                    2.138                 261,563
                                                                                    1.910                 277,309
                                                                                    1.541                 567,028
                                                                                    1.370                 738,497
                                                                                    1.290                 825,301
                                                                                    1.167                 977,755
                                                                                    0.965               1,304,926
                                                                                    1.505               2,232,400
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 1.961               1,612,798
                                                                                    1.852               1,773,037
                                                                                    1.711               2,202,710
                                                                                    1.522               2,716,262
                                                                                    1.119               3,674,637
                                                                                    0.943               4,960,813
                                                                                    0.963               6,257,679
                                                                                    0.889               8,039,708
                                                                                    0.633               9,601,121
                                                                                    1.024              12,883,012

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2016   2.029
                                                                                      2015   2.118
                                                                                      2014   1.923
                                                                                      2013   1.473
                                                                                      2012   1.283
                                                                                      2011   1.239
                                                                                      2010   1.148
                                                                                      2009   0.935
                                                                                      2008   1.473
                                                                                      2007   1.438
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................... 2016   2.835
                                                                                      2015   2.810
                                                                                      2014   2.635
                                                                                      2013   1.946
                                                                                      2012   1.674
                                                                                      2011   1.766
                                                                                      2010   1.462
                                                                                      2009   1.090
                                                                                      2008   1.708
                                                                                      2007   1.617
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   2.873
                                                                                      2015   3.046
                                                                                      2014   2.968
                                                                                      2013   2.047
                                                                                      2012   1.738
                                                                                      2011   1.739
                                                                                      2010   1.408
                                                                                      2009   1.000
                                                                                      2008   1.711
                                                                                      2007   1.577
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.641
                                                                                      2008   1.040
                                                                                      2007   1.005
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/99)............................................................................. 2011   0.697
                                                                                      2010   0.681
                                                                                      2009   0.537
                                                                                      2008   0.962
                                                                                      2007   0.918
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.619
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.940
                                                                                      2015   1.944
                                                                                      2014   1.978
                                                                                      2013   1.837
                                                                                      2012   1.580
                                                                                      2011   1.565
                                                                                      2010   1.361
                                                                                      2009   0.863
                                                                                      2008   1.250
                                                                                      2007   1.264
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   1.001
                                                                                      2010   0.929
                                                                                      2009   0.803
                                                                                      2008   1.033
                                                                                      2007   1.033
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.439
                                                                                      2010   1.309
                                                                                      2009   1.112
                                                                                      2008   1.306
                                                                                      2007   1.298
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.147
                                                                                      2009   1.161
                                                                                      2008   1.148
                                                                                      2007   1.109
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.564



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2.261               1,310,819
                                                                                      2.029               1,418,258
                                                                                      2.118               1,679,731
                                                                                      1.923               1,902,926
                                                                                      1.473               2,198,619
                                                                                      1.283               2,576,730
                                                                                      1.239               3,966,470
                                                                                      1.148               5,351,392
                                                                                      0.935               6,838,329
                                                                                      1.473               8,622,287
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................... 3.056                 389,511
                                                                                      2.835                 428,317
                                                                                      2.810                 583,620
                                                                                      2.635                 665,991
                                                                                      1.946                 817,288
                                                                                      1.674               1,091,795
                                                                                      1.766               1,840,123
                                                                                      1.462               2,490,272
                                                                                      1.090               3,084,374
                                                                                      1.708               3,840,786
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2.997                 206,630
                                                                                      2.873                 233,901
                                                                                      3.046                 316,487
                                                                                      2.968                 363,211
                                                                                      2.047                 392,660
                                                                                      1.738                 554,803
                                                                                      1.739                 945,937
                                                                                      1.408               1,405,369
                                                                                      1.000               1,621,532
                                                                                      1.711               2,144,453
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 0.624                      --
                                                                                      0.641              12,693,914
                                                                                      1.040              15,657,792
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/99)............................................................................. 0.750                      --
                                                                                      0.697               1,509,890
                                                                                      0.681               1,881,887
                                                                                      0.537               2,643,925
                                                                                      0.962               3,172,482
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 1.652                      --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2.000                 606,635
                                                                                      1.940                 699,112
                                                                                      1.944                 851,244
                                                                                      1.978               1,200,369
                                                                                      1.837               1,274,846
                                                                                      1.580               1,517,479
                                                                                      1.565               2,046,456
                                                                                      1.361               2,702,811
                                                                                      0.863               3,174,769
                                                                                      1.250               4,256,802
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.989                      --
                                                                                      1.001                 352,027
                                                                                      0.929                 280,609
                                                                                      0.803                 281,911
                                                                                      1.033                 717,460
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.469                      --
                                                                                      1.439               2,003,818
                                                                                      1.309               2,385,202
                                                                                      1.112               3,110,726
                                                                                      1.306               3,870,238
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.142                      --
                                                                                      1.147               8,454,803
                                                                                      1.161              11,888,362
                                                                                      1.148               9,748,542
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.642                      --

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.247           1.311                      --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.274           1.360                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.628           1.693                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.820           2.007                      --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.174           1.171                 616,393
                                                                          2015   1.206           1.174                 728,933
                                                                          2014   1.076           1.206                 803,345
                                                                          2013   1.051           1.076                 918,655
                                                                          2012   0.844           1.051               1,080,087
                                                                          2011   0.904           0.844               1,307,360
                                                                          2010   0.788           0.904               1,729,280
                                                                          2009   0.592           0.788               2,217,501
                                                                          2008   1.026           0.592               2,536,743
                                                                          2007   1.222           1.026               3,296,651
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.092           1.137                      --
                                                                          2013   0.857           1.092               2,333,076
                                                                          2012   0.708           0.857               2,721,411
                                                                          2011   0.775           0.708               3,057,349
                                                                          2010   0.716           0.775               4,398,390
                                                                          2009   0.507           0.716               5,894,428
                                                                          2008   0.884           0.507               6,166,794
                                                                          2007   0.688           0.884               6,891,221
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   1.212           1.231               1,642,572
                                                                          2015   1.278           1.212               1,851,224
                                                                          2014   1.134           1.278               2,029,557
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   1.445           1.545                 541,476
                                                                          2015   1.532           1.445                 648,840
                                                                          2014   1.644           1.532                 801,901
                                                                          2013   1.275           1.644                 885,268
                                                                          2012   0.999           1.275               1,047,196
                                                                          2011   1.177           0.999               1,333,806
                                                                          2010   1.023           1.177               1,914,560
                                                                          2009   0.667           1.023               2,512,066
                                                                          2008   1.142           0.667               2,823,740
                                                                          2007   1.168           1.142               3,310,366
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.330           1.514                 283,643
                                                                          2015   1.481           1.330                 368,289
                                                                          2014   1.370           1.481                 491,803
                                                                          2013   1.066           1.370                 521,637
                                                                          2012   0.943           1.066                 823,340
                                                                          2011   0.993           0.943                 976,489
                                                                          2010   0.802           0.993               1,145,246
                                                                          2009   0.643           0.802               1,309,953
                                                                          2008   1.065           0.643               1,854,421
                                                                          2007   1.073           1.065               2,320,259
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.346           2.585                  96,757
                                                                          2015   2.414           2.346                  95,522
                                                                          2014   2.263           2.414                  74,750
                                                                          2013   1.633           2.263                  77,846
                                                                          2012   1.397           1.633                 106,198
                                                                          2011   1.429           1.397                 279,047
                                                                          2010   1.146           1.429                 186,606
                                                                          2009   0.866           1.146                 288,356
                                                                          2008   1.430           0.866                 267,962
                                                                          2007   1.302           1.430                 201,205
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2016   1.841           2.376                  22,921
                                                                          2015   2.013           1.841                  23,863
                                                                          2014   1.951           2.013                  48,208
                                                                          2013   1.485           1.951                  56,591
                                                                          2012   1.302           1.485                 101,075
                                                                          2011   1.469           1.302                 145,407
                                                                          2010   1.246           1.469                 234,076
                                                                          2009   0.979           1.246                 250,969
                                                                          2008   1.328           0.979                 474,296
                                                                          2007   1.360           1.328                 348,607

                     VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.104
                                                                              2015   2.475
                                                                              2014   2.685
                                                                              2013   2.866
                                                                              2012   2.444
                                                                              2011   3.049
                                                                              2010   2.501
                                                                              2009   1.501
                                                                              2008   3.272
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.613
                                                                              2008   1.083
                                                                              2007   0.982
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.691
                                                                              2015   1.691
                                                                              2014   1.691
                                                                              2013   1.591
                                                                              2012   1.320
                                                                              2011   1.437
                                                                              2010   1.372
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.014
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.450
                                                                              2015   1.408
                                                                              2014   1.257
                                                                              2013   0.950
                                                                              2012   0.849
                                                                              2011   0.859
                                                                              2010   0.774
                                                                              2009   0.658
                                                                              2008   1.064
                                                                              2007   1.055
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.280
                                                                              2015   1.325
                                                                              2014   1.278
                                                                              2013   1.001
                                                                              2012   0.870
                                                                              2011   1.015
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.282
                                                                              2015   1.375
                                                                              2014   1.371
                                                                              2013   1.049
                                                                              2012   0.902
                                                                              2011   1.005
                                                                              2010   0.850
                                                                              2009   0.682
                                                                              2008   0.985
                                                                              2007   1.030
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 2016   1.369
                                                                              2015   1.413
                                                                              2014   1.540
                                                                              2013   1.310
                                                                              2012   1.138
                                                                              2011   1.293
                                                                              2010   1.177
                                                                              2009   0.907
                                                                              2008   1.596
                                                                              2007   1.518
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.103
                                                                              2012   1.062
                                                                              2011   1.137
                                                                              2010   0.939
                                                                              2009   0.696
                                                                              2008   1.144
                                                                              2007   1.289



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2.313                  83,275
                                                                              2.104                  92,207
                                                                              2.475                 107,914
                                                                              2.685                 169,691
                                                                              2.866                 199,220
                                                                              2.444                 280,718
                                                                              3.049                 573,429
                                                                              2.501                 756,375
                                                                              1.501                 818,352
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.583                      --
                                                                              0.613                 549,497
                                                                              1.083                 620,832
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 1.691                      --
                                                                              1.691                      --
                                                                              1.691                      --
                                                                              1.691                      --
                                                                              1.591                  51,240
                                                                              1.320                 374,396
                                                                              1.437                 397,308
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.064                      --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 1.549                 329,995
                                                                              1.450                 423,200
                                                                              1.408                 513,776
                                                                              1.257                 668,274
                                                                              0.950                 848,560
                                                                              0.849               1,581,179
                                                                              0.859               1,622,335
                                                                              0.774               1,864,041
                                                                              0.658               2,112,606
                                                                              1.064               2,310,021
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 1.375                   7,547
                                                                              1.280                   7,557
                                                                              1.325                  98,929
                                                                              1.278                  98,026
                                                                              1.001                 489,178
                                                                              0.870                 498,894
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 1.660                 646,398
                                                                              1.282                 753,828
                                                                              1.375                 911,523
                                                                              1.371               1,108,696
                                                                              1.049               1,376,511
                                                                              0.902               2,174,887
                                                                              1.005               3,726,573
                                                                              0.850               5,244,181
                                                                              0.682               6,167,983
                                                                              0.985               7,881,935
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 1.338                 269,961
                                                                              1.369                 325,507
                                                                              1.413                 424,616
                                                                              1.540                 553,984
                                                                              1.310                 771,605
                                                                              1.138               1,000,731
                                                                              1.293                 831,863
                                                                              1.177               2,408,546
                                                                              0.907               2,750,183
                                                                              1.596               2,639,412
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 1.196                      --
                                                                              1.103                 172,117
                                                                              1.062                 198,047
                                                                              1.137                 234,957
                                                                              0.939                  39,664
                                                                              0.696                  52,326
                                                                              1.144                 107,602

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.279           1.155                  27,145
                                                                          2015   1.366           1.279                  29,215
                                                                          2014   1.371           1.366                  42,032
                                                                          2013   1.000           1.371                  46,420
                                                                          2012   0.928           1.000                 111,790
                                                                          2011   1.011           0.928                 171,043
                                                                          2010   0.776           1.011                 346,511
                                                                          2009   0.501           0.776                 424,204
                                                                          2008   0.901           0.501                 260,971
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.423           1.406                 794,242
                                                                          2015   1.388           1.423                 935,936
                                                                          2014   1.378           1.388               1,180,075
                                                                          2013   1.099           1.378               1,360,948
                                                                          2012   0.920           1.099               1,545,325
                                                                          2011   1.019           0.920               1,758,269
                                                                          2010   0.891           1.019               2,244,962
                                                                          2009   0.646           0.891               3,217,841
                                                                          2008   1.103           0.646               3,942,707
                                                                          2007   1.052           1.103               3,369,961
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.450           1.504                 230,709
                                                                          2015   1.515           1.450                 253,776
                                                                          2014   1.489           1.515                 470,877
                                                                          2013   1.659           1.489                 736,361
                                                                          2012   1.539           1.659               1,158,058
                                                                          2011   1.399           1.539               1,490,109
                                                                          2010   1.314           1.399               1,708,143
                                                                          2009   1.126           1.314               1,891,069
                                                                          2008   1.223           1.126               1,610,741
                                                                          2007   1.153           1.223               1,654,035
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.843           1.865               2,573,354
                                                                          2015   1.869           1.843               3,152,707
                                                                          2014   1.819           1.869               3,547,531
                                                                          2013   1.881           1.819               4,237,910
                                                                          2012   1.746           1.881               5,629,448
                                                                          2011   1.716           1.746               7,095,262
                                                                          2010   1.609           1.716              10,381,763
                                                                          2009   1.442           1.609              12,341,687
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.228           2.243                      --
                                                                          2015   2.258           2.228                 361,616
                                                                          2014   2.060           2.258                 500,328
                                                                          2013   1.570           2.060                 537,183
                                                                          2012   1.440           1.570                 532,590
                                                                          2011   1.530           1.440                 682,108
                                                                          2010   1.335           1.530               1,743,998
                                                                          2009   1.093           1.335               1,728,562
                                                                          2008   1.650           1.093                 122,833
                                                                          2007   1.593           1.650                 122,189
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.180           1.304                      --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.235           2.293                      --
                                                                          2015   2.296           2.235                 509,577
                                                                          2014   2.227           2.296                 628,057
                                                                          2013   2.224           2.227                 676,588
                                                                          2012   2.020           2.224                 964,883
                                                                          2011   1.977           2.020               1,175,709
                                                                          2010   1.787           1.977               2,524,231
                                                                          2009   1.362           1.787               3,589,377
                                                                          2008   1.547           1.362               2,272,080
                                                                          2007   1.471           1.547               2,317,526
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.438           1.644                 399,241
                                                                          2015   1.512           1.438                 436,551
                                                                          2014   1.354           1.512                 423,856
                                                                          2013   1.026           1.354                 464,724
                                                                          2012   0.882           1.026                 890,690
                                                                          2011   0.932           0.882                 940,914
                                                                          2010   0.808           0.932               1,519,791
                                                                          2009   0.692           0.808               1,891,152
                                                                          2008   1.102           0.692               2,750,468
                                                                          2007   1.077           1.102               3,873,763

                      VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.055
                                                                                 2015   2.159
                                                                                 2014   1.977
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).......................... 2016   1.629
                                                                                 2015   1.645
                                                                                 2014   1.560
                                                                                 2013   1.597
                                                                                 2012   1.508
                                                                                 2011   1.437
                                                                                 2010   1.347
                                                                                 2009   1.250
                                                                                 2008   1.315
                                                                                 2007   1.256
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.345
                                                                                 2015   1.284
                                                                                 2014   1.195
                                                                                 2013   0.903
                                                                                 2012   0.801
                                                                                 2011   0.892
                                                                                 2010   0.755
                                                                                 2009   0.599
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.027
                                                                                 2015   1.042
                                                                                 2014   1.056
                                                                                 2013   1.071
                                                                                 2012   1.086
                                                                                 2011   1.102
                                                                                 2010   1.112
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.439
                                                                                 2008   0.745
                                                                                 2007   0.756
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.476
                                                                                 2008   0.875
                                                                                 2007   0.853
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.217
                                                                                 2012   1.067
                                                                                 2011   1.154
                                                                                 2010   1.023
                                                                                 2009   0.852
                                                                                 2008   1.417
                                                                                 2007   1.380
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.958
                                                                                 2015   0.945
                                                                                 2014   0.863
                                                                                 2013   0.660
                                                                                 2012   0.604
                                                                                 2011   0.632
                                                                                 2010   0.556
                                                                                 2009   0.378
                                                                                 2008   0.707
                                                                                 2007   0.595
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   1.589
                                                                                 2015   1.454
                                                                                 2014   1.352
                                                                                 2013   1.001
                                                                                 2012   0.877
                                                                                 2011   0.884
                                                                                 2010   0.804
                                                                                 2009   0.582
                                                                                 2008   0.877
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.492
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   2.214
                                                                                 2015   2.199
                                                                                 2014   2.020
                                                                                 2013   1.536
                                                                                 2012   1.384
                                                                                 2011   1.562



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2.352               1,543,539
                                                                                 2.055               1,735,451
                                                                                 2.159               2,176,140
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).......................... 1.655                 971,595
                                                                                 1.629               1,282,949
                                                                                 1.645               1,445,057
                                                                                 1.560               1,948,435
                                                                                 1.597               2,339,093
                                                                                 1.508               2,657,493
                                                                                 1.437               3,500,189
                                                                                 1.347               4,465,214
                                                                                 1.250               4,403,171
                                                                                 1.315               6,593,024
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 1.328               1,551,123
                                                                                 1.345               1,822,795
                                                                                 1.284               2,315,776
                                                                                 1.195               2,684,402
                                                                                 0.903               3,327,064
                                                                                 0.801               3,837,839
                                                                                 0.892               5,376,408
                                                                                 0.755               6,923,549
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 1.015               1,782,479
                                                                                 1.027               1,885,231
                                                                                 1.042               1,733,741
                                                                                 1.056               2,124,558
                                                                                 1.071               2,582,406
                                                                                 1.086               3,336,158
                                                                                 1.102               4,807,573
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 0.434                      --
                                                                                 0.439               5,640,611
                                                                                 0.745               3,906,249
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.497                      --
                                                                                 0.476               9,408,021
                                                                                 0.875              11,760,444
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.340                      --
                                                                                 1.217               2,074,846
                                                                                 1.067               2,435,716
                                                                                 1.154               3,963,883
                                                                                 1.023               5,644,332
                                                                                 0.852               7,800,424
                                                                                 1.417              10,009,900
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 0.994               1,375,177
                                                                                 0.958               1,585,897
                                                                                 0.945               1,970,688
                                                                                 0.863               2,282,882
                                                                                 0.660               2,948,487
                                                                                 0.604               3,719,226
                                                                                 0.632               4,535,714
                                                                                 0.556               5,162,980
                                                                                 0.378               6,235,203
                                                                                 0.707               7,375,281
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 1.569                 705,145
                                                                                 1.589                 798,962
                                                                                 1.454                 979,905
                                                                                 1.352               1,066,414
                                                                                 1.001               1,378,153
                                                                                 0.877               2,144,806
                                                                                 0.884               2,718,868
                                                                                 0.804               3,815,021
                                                                                 0.582               4,534,075
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 1.522                 646,225
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2.338                 326,050
                                                                                 2.214                 368,647
                                                                                 2.199                 451,995
                                                                                 2.020                 470,409
                                                                                 1.536                 528,826
                                                                                 1.384                 594,308

                                  VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.939           1.018                      --
                                                                       2010   0.823           0.939                 514,730
                                                                       2009   0.635           0.823                 378,581
                                                                       2008   1.081           0.635                 391,158
                                                                       2007   1.062           1.081                 411,911
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2016   1.347           1.389                 201,680
                                                                       2015   1.374           1.347                 143,413
                                                                       2014   1.334           1.374                 230,765
                                                                       2013   1.297           1.334                 354,757
                                                                       2012   1.205           1.297                 504,863
                                                                       2011   1.183           1.205                 613,506
                                                                       2010   1.091           1.183                 513,218
                                                                       2009   0.918           1.091                 686,219
                                                                       2008   1.087           0.918                 568,623
                                                                       2007   1.044           1.087                 407,688
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2016   1.361           1.424                 181,208
                                                                       2015   1.396           1.361                 215,596
                                                                       2014   1.349           1.396                 327,459
                                                                       2013   1.233           1.349               1,175,032
                                                                       2012   1.122           1.233               1,247,337
                                                                       2011   1.126           1.122               1,450,902
                                                                       2010   1.024           1.126               1,361,896
                                                                       2009   0.840           1.024               1,604,196
                                                                       2008   1.086           0.840               1,334,456
                                                                       2007   1.051           1.086                 941,594
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2016   1.357           1.433                 648,562
                                                                       2015   1.393           1.357                 759,659
                                                                       2014   1.345           1.393               1,029,833
                                                                       2013   1.156           1.345               1,018,343
                                                                       2012   1.035           1.156               1,043,297
                                                                       2011   1.065           1.035                 876,484
                                                                       2010   0.954           1.065               1,115,477
                                                                       2009   0.765           0.954               1,076,864
                                                                       2008   1.086           0.765               1,044,089
                                                                       2007   1.056           1.086                 854,300
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2016   1.332           1.421                  93,299
                                                                       2015   1.374           1.332                  94,133
                                                                       2014   1.324           1.374                  49,967
                                                                       2013   1.080           1.324                  51,214
                                                                       2012   0.950           1.080                 562,820
                                                                       2011   1.001           0.950                 777,204
                                                                       2010   0.885           1.001                 914,131
                                                                       2009   0.695           0.885               1,084,199
                                                                       2008   1.086           0.695               1,372,124
                                                                       2007   1.061           1.086               1,379,680
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2016   1.476           1.621               1,622,191
                                                                       2015   1.483           1.476               1,706,390
                                                                       2014   1.330           1.483               2,029,332
                                                                       2013   1.024           1.330               2,261,782
                                                                       2012   0.900           1.024               2,659,858
                                                                       2011   0.898           0.900               4,721,893
                                                                       2010   0.795           0.898               7,181,838
                                                                       2009   0.646           0.795               9,659,605
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).................. 2016   2.041           2.193               2,825,656
                                                                       2015   2.077           2.041               3,239,751
                                                                       2014   1.943           2.077               3,921,981
                                                                       2013   1.659           1.943               4,634,264
                                                                       2012   1.511           1.659               5,452,126
                                                                       2011   1.499           1.511               6,666,195
                                                                       2010   1.384           1.499              10,005,611
                                                                       2009   1.185           1.384              13,998,536
                                                                       2008   1.547           1.185              17,516,321
                                                                       2007   1.506           1.547              22,238,147

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2016   2.467
                                                                                  2015   2.505
                                                                                  2014   2.293
                                                                                  2013   1.713
                                                                                  2012   1.489
                                                                                  2011   1.498
                                                                                  2010   1.363
                                                                                  2009   1.144
                                                                                  2008   1.496
                                                                                  2007   1.410
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2016   1.949
                                                                                  2015   1.788
                                                                                  2014   1.666
                                                                                  2013   1.218
                                                                                  2012   1.041
                                                                                  2011   1.070
                                                                                  2010   0.929
                                                                                  2009   0.659
                                                                                  2008   1.152
                                                                                  2007   1.070
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 2016   1.633
                                                                                  2015   1.690
                                                                                  2014   1.628
                                                                                  2013   1.637
                                                                                  2012   1.492
                                                                                  2011   1.470
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................. 2007   1.125
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 2009   1.391
                                                                                  2008   1.346
                                                                                  2007   1.255
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)......................... 2008   0.974
                                                                                  2007   0.895
 Putnam VT International Equity Subaccount (Class IB) (5/01)..................... 2007   1.408
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).......................... 2007   1.967



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2.783                      --
                                                                                  2.467                      --
                                                                                  2.505                      --
                                                                                  2.293                      --
                                                                                  1.713                      --
                                                                                  1.489                      --
                                                                                  1.498                      --
                                                                                  1.363                      --
                                                                                  1.144                      --
                                                                                  1.496               1,481,412
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 1.951               1,293,719
                                                                                  1.949               1,527,610
                                                                                  1.788               1,855,000
                                                                                  1.666               2,130,799
                                                                                  1.218               2,229,058
                                                                                  1.041               2,841,761
                                                                                  1.070               3,708,778
                                                                                  0.929               5,043,903
                                                                                  0.659               6,587,065
                                                                                  1.152               7,845,468
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 1.744                 515,508
                                                                                  1.633                 529,656
                                                                                  1.690                 567,387
                                                                                  1.628                 687,320
                                                                                  1.637                 843,752
                                                                                  1.492               1,145,644
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................. 1.148                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 1.438                      --
                                                                                  1.391              13,212,836
                                                                                  1.346              14,520,654
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)......................... 0.904                      --
                                                                                  0.974                 241,422
 Putnam VT International Equity Subaccount (Class IB) (5/01)..................... 1.526                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).......................... 2.102                      --





                                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.075           1.148                     --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.284           0.640                     --
                                                                       2007   1.123           1.284                     --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.109           2.074                 91,582
                                                                       2015   2.018           2.109                 98,214
                                                                       2014   2.018           2.018                100,969
                                                                       2013   1.599           2.018                102,683
                                                                       2012   1.335           1.599                103,273
                                                                       2011   1.499           1.335                104,901
                                                                       2010   1.373           1.499                106,934
                                                                       2009   0.987           1.373                108,626
                                                                       2008   1.640           0.987                109,837
                                                                       2007   1.461           1.640                112,818

                     VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   1.915
                                                                              2015   1.833
                                                                              2014   1.729
                                                                              2013   1.360
                                                                              2012   1.181
                                                                              2011   1.262
                                                                              2010   1.088
                                                                              2009   0.799
                                                                              2008   1.459
                                                                              2007   1.329
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.664
                                                                              2015   1.678
                                                                              2014   1.552
                                                                              2013   1.189
                                                                              2012   1.036
                                                                              2011   1.080
                                                                              2010   0.992
                                                                              2009   0.773
                                                                              2008   1.273
                                                                              2007   1.240
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2016   2.006
                                                                              2015   2.042
                                                                              2014   1.868
                                                                              2013   1.458
                                                                              2012   1.283
                                                                              2011   1.348
                                                                              2010   1.178
                                                                              2009   0.888
                                                                              2008   1.584
                                                                              2007   1.380
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.290
                                                                              2015   2.382
                                                                              2014   2.299
                                                                              2013   1.731
                                                                              2012   1.547
                                                                              2011   1.775
                                                                              2010   1.413
                                                                              2009   1.034
                                                                              2008   1.753
                                                                              2007   1.555
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.400
                                                                              2015   1.542
                                                                              2014   1.508
                                                                              2013   1.354
                                                                              2012   1.230
                                                                              2011   1.230
                                                                              2010   1.117
                                                                              2009   0.843
                                                                              2008   1.226
                                                                              2007   1.209
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.715
                                                                              2015   1.803
                                                                              2014   1.717
                                                                              2013   1.271
                                                                              2012   1.174
                                                                              2011   1.262
                                                                              2010   1.012
                                                                              2009   0.721
                                                                              2008   1.283
                                                                              2007   1.181
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.476
                                                                              2007   1.967



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2.049                 17,207
                                                                              1.915                 17,261
                                                                              1.833                 17,319
                                                                              1.729                 76,409
                                                                              1.360                 77,033
                                                                              1.181                 77,393
                                                                              1.262                 77,786
                                                                              1.088                 88,226
                                                                              0.799                 83,671
                                                                              1.459                 80,166
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 1.813                  1,112
                                                                              1.664                  1,169
                                                                              1.678                  1,230
                                                                              1.552                 63,196
                                                                              1.189                 63,872
                                                                              1.036                 83,239
                                                                              1.080                 85,967
                                                                              0.992                100,179
                                                                              0.773                 97,150
                                                                              1.273                 97,266
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2.116                 18,934
                                                                              2.006                 18,934
                                                                              2.042                 18,934
                                                                              1.868                 22,121
                                                                              1.458                 22,121
                                                                              1.283                 22,127
                                                                              1.348                 22,133
                                                                              1.178                 22,144
                                                                              0.888                 38,468
                                                                              1.584                 33,839
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2.505                    618
                                                                              2.290                    650
                                                                              2.382                    684
                                                                              2.299                    715
                                                                              1.731                    751
                                                                              1.547                    792
                                                                              1.775                    837
                                                                              1.413                    884
                                                                              1.034                    887
                                                                              1.753                    932
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.561                     --
                                                                              1.400                     --
                                                                              1.542                     --
                                                                              1.508                     --
                                                                              1.354                     --
                                                                              1.230                 12,978
                                                                              1.230                 14,555
                                                                              1.117                 16,324
                                                                              0.843                 18,915
                                                                              1.226                 18,915
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 1.746                     --
                                                                              1.715                     --
                                                                              1.803                     --
                                                                              1.717                     --
                                                                              1.271                     --
                                                                              1.174                     --
                                                                              1.262                     --
                                                                              1.012                     --
                                                                              0.721                     --
                                                                              1.283                     --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2.247                     --
                                                                              2.476                 57,126

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.326
                                                                                   2015   1.451
                                                                                   2014   1.671
                                                                                   2013   1.391
                                                                                   2012   1.204
                                                                                   2011   1.378
                                                                                   2010   1.301
                                                                                   2009   0.971
                                                                                   2008   1.667
                                                                                   2007   1.478
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.442
                                                                                   2015   2.408
                                                                                   2014   2.195
                                                                                   2013   1.701
                                                                                   2012   1.488
                                                                                   2011   1.548
                                                                                   2010   1.262
                                                                                   2009   0.894
                                                                                   2008   1.630
                                                                                   2007   1.370
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.119
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.868
                                                                                   2009   0.735
                                                                                   2008   1.282
                                                                                   2007   1.251
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.177
                                                                                   2015   2.267
                                                                                   2014   1.926
                                                                                   2013   1.334
                                                                                   2012   1.150
                                                                                   2011   1.148
                                                                                   2010   0.940
                                                                                   2009   0.715
                                                                                   2008   1.227
                                                                                   2007   1.237
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.454
                                                                                   2013   1.126
                                                                                   2012   1.002
                                                                                   2011   1.093
                                                                                   2010   0.959
                                                                                   2009   0.759
                                                                                   2008   1.224
                                                                                   2007   1.237
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   1.806
                                                                                   2015   1.819
                                                                                   2014   1.677
                                                                                   2013   1.320
                                                                                   2012   1.165
                                                                                   2011   1.162
                                                                                   2010   1.056
                                                                                   2009   0.884
                                                                                   2008   1.280
                                                                                   2007   1.209
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.811
                                                                                   2008   1.176
                                                                                   2007   1.179
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.008
                                                                                   2010   0.915
                                                                                   2009   0.668
                                                                                   2008   1.181
                                                                                   2007   1.187
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.082
                                                                                   2010   0.990
                                                                                   2009   0.829
                                                                                   2008   1.188
                                                                                   2007   1.143



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 1.389                 69,558
                                                                                   1.326                 73,368
                                                                                   1.451                 74,281
                                                                                   1.671                 85,343
                                                                                   1.391                 86,058
                                                                                   1.204                 86,442
                                                                                   1.378                 86,849
                                                                                   1.301                 86,919
                                                                                   0.971                 81,593
                                                                                   1.667                 79,169
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2.675                     --
                                                                                   2.442                     --
                                                                                   2.408                     --
                                                                                   2.195                     --
                                                                                   1.701                     --
                                                                                   1.488                     --
                                                                                   1.548                     --
                                                                                   1.262                     --
                                                                                   0.894                     --
                                                                                   1.630                     --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.188                     --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 0.918                     --
                                                                                   0.868                  9,497
                                                                                   0.735                  9,501
                                                                                   1.282                  9,501
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2.153                 30,398
                                                                                   2.177                 30,398
                                                                                   2.267                 30,398
                                                                                   1.926                 37,174
                                                                                   1.334                 37,177
                                                                                   1.150                 37,185
                                                                                   1.148                 37,195
                                                                                   0.940                 37,213
                                                                                   0.715                 56,604
                                                                                   1.227                 60,717
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 1.458                     --
                                                                                   1.454                     --
                                                                                   1.126                     --
                                                                                   1.002                     --
                                                                                   1.093                     --
                                                                                   0.959                     --
                                                                                   0.759                     --
                                                                                   1.224                     --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 1.937                     --
                                                                                   1.806                     --
                                                                                   1.819                     --
                                                                                   1.677                     --
                                                                                   1.320                     --
                                                                                   1.165                     --
                                                                                   1.162                     --
                                                                                   1.056                     --
                                                                                   0.884                     --
                                                                                   1.280                     --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.796                     --
                                                                                   0.811                     --
                                                                                   1.176                     --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.062                     --
                                                                                   1.008                243,161
                                                                                   0.915                259,191
                                                                                   0.668                277,687
                                                                                   1.181                293,415
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 1.173                     --
                                                                                   1.082                     --
                                                                                   0.990                     --
                                                                                   0.829                     --
                                                                                   1.188                     --

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   2.228
                                                                                    2015   2.382
                                                                                    2014   2.145
                                                                                    2013   1.743
                                                                                    2012   1.562
                                                                                    2011   1.596
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.455
                                                                                    2015   1.558
                                                                                    2014   1.405
                                                                                    2013   1.144
                                                                                    2012   1.026
                                                                                    2011   0.975
                                                                                    2010   0.890
                                                                                    2009   0.743
                                                                                    2008   1.168
                                                                                    2007   1.135
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.803
                                                                                    2015   1.680
                                                                                    2014   1.508
                                                                                    2013   1.119
                                                                                    2012   0.952
                                                                                    2011   0.980
                                                                                    2010   0.913
                                                                                    2009   0.656
                                                                                    2008   1.071
                                                                                    2007   1.041
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.691
                                                                                    2015   1.781
                                                                                    2014   1.632
                                                                                    2013   1.261
                                                                                    2012   1.108
                                                                                    2011   1.080
                                                                                    2010   1.010
                                                                                    2009   0.830
                                                                                    2008   1.319
                                                                                    2007   1.299
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.102
                                                                                    2015   2.103
                                                                                    2014   1.990
                                                                                    2013   1.482
                                                                                    2012   1.287
                                                                                    2011   1.370
                                                                                    2010   1.144
                                                                                    2009   0.861
                                                                                    2008   1.361
                                                                                    2007   1.300
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.213
                                                                                    2015   2.368
                                                                                    2014   2.328
                                                                                    2013   1.620
                                                                                    2012   1.388
                                                                                    2011   1.401
                                                                                    2010   1.145
                                                                                    2009   0.821
                                                                                    2008   1.417
                                                                                    2007   1.318
 LMPVET Equity Index Subaccount (Class II) (11/99)................................. 2009   0.768
                                                                                    2008   1.258
                                                                                    2007   1.227
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/99)........................................................................... 2011   1.136
                                                                                    2010   1.121
                                                                                    2009   0.892
                                                                                    2008   1.613
                                                                                    2007   1.552
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02).......... 2007   1.147



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2.503                     --
                                                                                    2.228                     --
                                                                                    2.382                     --
                                                                                    2.145                     --
                                                                                    1.743                     --
                                                                                    1.562                     --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 1.632                 47,434
                                                                                    1.455                 47,434
                                                                                    1.558                155,980
                                                                                    1.405                155,980
                                                                                    1.144                156,001
                                                                                    1.026                200,974
                                                                                    0.975                206,465
                                                                                    0.890                212,655
                                                                                    0.743                221,593
                                                                                    1.168                221,619
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 1.892                     --
                                                                                    1.803                     --
                                                                                    1.680                     --
                                                                                    1.508                     --
                                                                                    1.119                     --
                                                                                    0.952                     --
                                                                                    0.980                     --
                                                                                    0.913                     --
                                                                                    0.656                     --
                                                                                    1.071                     --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 1.867                     --
                                                                                    1.691                     --
                                                                                    1.781                     --
                                                                                    1.632                     --
                                                                                    1.261                     --
                                                                                    1.108                     --
                                                                                    1.080                     --
                                                                                    1.010                     --
                                                                                    0.830                     --
                                                                                    1.319                     --
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2.246                     --
                                                                                    2.102                     --
                                                                                    2.103                     --
                                                                                    1.990                     --
                                                                                    1.482                     --
                                                                                    1.287                     --
                                                                                    1.370                     --
                                                                                    1.144                     --
                                                                                    0.861                     --
                                                                                    1.361                     --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2.288                  8,844
                                                                                    2.213                  8,844
                                                                                    2.368                  8,844
                                                                                    2.328                 12,008
                                                                                    1.620                 12,008
                                                                                    1.388                 12,009
                                                                                    1.401                 12,011
                                                                                    1.145                 12,016
                                                                                    0.821                 25,284
                                                                                    1.417                 30,266
 LMPVET Equity Index Subaccount (Class II) (11/99)................................. 0.746                     --
                                                                                    0.768                     --
                                                                                    1.258                     --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/99)........................................................................... 0.982                     --
                                                                                    1.136                     --
                                                                                    1.121                     --
                                                                                    0.892                     --
                                                                                    1.613                     --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02).......... 1.162                     --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.671
                                                                                      2015   1.689
                                                                                      2014   1.734
                                                                                      2013   1.625
                                                                                      2012   1.411
                                                                                      2011   1.410
                                                                                      2010   1.237
                                                                                      2009   0.791
                                                                                      2008   1.157
                                                                                      2007   1.180
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.949
                                                                                      2010   0.889
                                                                                      2009   0.775
                                                                                      2008   1.006
                                                                                      2007   1.016
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.182
                                                                                      2010   1.084
                                                                                      2009   0.930
                                                                                      2008   1.101
                                                                                      2007   1.105
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.028
                                                                                      2009   1.050
                                                                                      2008   1.047
                                                                                      2007   1.021
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.241
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.301
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.323
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.272
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.347
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.076
                                                                                      2015   1.115
                                                                                      2014   1.004
                                                                                      2013   0.990
                                                                                      2012   0.802
                                                                                      2011   0.866
                                                                                      2010   0.762
                                                                                      2009   0.577
                                                                                      2008   1.011
                                                                                      2007   1.214
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.029
                                                                                      2013   1.608
                                                                                      2012   1.340
                                                                                      2011   1.479
                                                                                      2010   1.380
                                                                                      2009   0.986
                                                                                      2008   1.735
                                                                                      2007   1.361
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2016   2.213
                                                                                      2015   2.354
                                                                                      2014   2.102
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2016   1.758
                                                                                      2015   1.880
                                                                                      2014   2.037
                                                                                      2013   1.593
                                                                                      2012   1.259
                                                                                      2011   1.498
                                                                                      2010   1.314
                                                                                      2009   0.865
                                                                                      2008   1.493
                                                                                      2007   1.541



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 1.707                   740
                                                                                      1.671                   778
                                                                                      1.689                   818
                                                                                      1.734                 3,159
                                                                                      1.625                 3,450
                                                                                      1.411                 3,621
                                                                                      1.410                 3,803
                                                                                      1.237                 3,862
                                                                                      0.791                 1,062
                                                                                      1.157                 1,116
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.935                    --
                                                                                      0.949                15,346
                                                                                      0.889                15,353
                                                                                      0.775                15,362
                                                                                      1.006                15,370
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.202                    --
                                                                                      1.182                    --
                                                                                      1.084                    --
                                                                                      0.930                    --
                                                                                      1.101                    --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.020                    --
                                                                                      1.028                    --
                                                                                      1.050                    --
                                                                                      1.047                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.299                    --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 1.364                    --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.408                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.319                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.481                    --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.064                48,314
                                                                                      1.076                52,106
                                                                                      1.115                52,985
                                                                                      1.004                52,985
                                                                                      0.990                52,985
                                                                                      0.802                67,648
                                                                                      0.866                69,430
                                                                                      0.762                71,422
                                                                                      0.577                74,209
                                                                                      1.011                74,209
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.108                    --
                                                                                      2.029                    --
                                                                                      1.608                    --
                                                                                      1.340                    --
                                                                                      1.479                    --
                                                                                      1.380                    --
                                                                                      0.986                    --
                                                                                      1.735                    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2.227                    --
                                                                                      2.213                    --
                                                                                      2.354                    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 1.863                    --
                                                                                      1.758                    --
                                                                                      1.880                    --
                                                                                      2.037                    --
                                                                                      1.593                    --
                                                                                      1.259                    --
                                                                                      1.498                    --
                                                                                      1.314                    --
                                                                                      0.865                    --
                                                                                      1.493                    --

                     VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.219
                                                                              2015   1.370
                                                                              2014   1.279
                                                                              2013   1.004
                                                                              2012   0.896
                                                                              2011   0.952
                                                                              2010   0.776
                                                                              2009   0.627
                                                                              2008   1.049
                                                                              2007   1.067
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.132
                                                                              2015   2.213
                                                                              2014   2.094
                                                                              2013   1.524
                                                                              2012   1.316
                                                                              2011   1.358
                                                                              2010   1.099
                                                                              2009   0.838
                                                                              2008   1.397
                                                                              2007   1.283
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.673
                                                                              2015   1.846
                                                                              2014   1.805
                                                                              2013   1.386
                                                                              2012   1.226
                                                                              2011   1.396
                                                                              2010   1.195
                                                                              2009   0.947
                                                                              2008   1.296
                                                                              2007   1.340
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.350
                                                                              2015   1.603
                                                                              2014   1.755
                                                                              2013   1.890
                                                                              2012   1.627
                                                                              2011   2.047
                                                                              2010   1.694
                                                                              2009   1.026
                                                                              2008   2.251
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.718
                                                                              2008   1.281
                                                                              2007   1.171
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.105
                                                                              2015   1.105
                                                                              2014   1.105
                                                                              2013   1.042
                                                                              2012   0.873
                                                                              2011   0.959
                                                                              2010   0.921
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.375
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.813
                                                                              2015   1.776
                                                                              2014   1.599
                                                                              2013   1.220
                                                                              2012   1.100
                                                                              2011   1.123
                                                                              2010   1.021
                                                                              2009   0.876
                                                                              2008   1.430
                                                                              2007   1.426
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   2.143
                                                                              2015   2.238
                                                                              2014   2.179
                                                                              2013   1.722
                                                                              2012   1.509
                                                                              2011   1.773



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 1.376                43,986
                                                                              1.219                46,482
                                                                              1.370                47,097
                                                                              1.279                54,638
                                                                              1.004                55,072
                                                                              0.896                55,319
                                                                              0.952                55,582
                                                                              0.776                55,656
                                                                              0.627                72,389
                                                                              1.049                78,357
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2.328                    --
                                                                              2.132                    --
                                                                              2.213                    --
                                                                              2.094                    --
                                                                              1.524                    --
                                                                              1.316                    --
                                                                              1.358                    --
                                                                              1.099                    --
                                                                              0.838                    --
                                                                              1.397                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2.139                    --
                                                                              1.673                    --
                                                                              1.846                    --
                                                                              1.805                    --
                                                                              1.386                    --
                                                                              1.226                    --
                                                                              1.396                    --
                                                                              1.195                    --
                                                                              0.947                    --
                                                                              1.296                    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 1.471                33,832
                                                                              1.350                35,395
                                                                              1.603                35,756
                                                                              1.755                43,242
                                                                              1.890                43,613
                                                                              1.627                56,373
                                                                              2.047                56,591
                                                                              1.694                44,004
                                                                              1.026                53,832
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.681                    --
                                                                              0.718                    --
                                                                              1.281                    --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 1.105                    --
                                                                              1.105                    --
                                                                              1.105                    --
                                                                              1.105                    --
                                                                              1.042                 9,488
                                                                              0.873                 9,488
                                                                              0.959                 9,492
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.438                    --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 1.919                    --
                                                                              1.813                    --
                                                                              1.776                    --
                                                                              1.599                    --
                                                                              1.220                    --
                                                                              1.100                    --
                                                                              1.123                    --
                                                                              1.021                    --
                                                                              0.876                    --
                                                                              1.430                    --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2.283                    --
                                                                              2.143                    --
                                                                              2.238                    --
                                                                              2.179                    --
                                                                              1.722                    --
                                                                              1.509                    --

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2016   1.175           1.508                36,943
                                                                          2015   1.271           1.175                38,281
                                                                          2014   1.279           1.271                38,590
                                                                          2013   0.988           1.279                42,905
                                                                          2012   0.857           0.988                42,909
                                                                          2011   0.964           0.857                42,915
                                                                          2010   0.822           0.964                42,922
                                                                          2009   0.665           0.822                42,934
                                                                          2008   0.970           0.665                50,320
                                                                          2007   1.024           0.970                55,499
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2016   1.422           1.378                    --
                                                                          2015   1.482           1.422                    --
                                                                          2014   1.629           1.482                    --
                                                                          2013   1.398           1.629                    --
                                                                          2012   1.226           1.398                    --
                                                                          2011   1.405           1.226                    --
                                                                          2010   1.290           1.405                    --
                                                                          2009   1.004           1.290                    --
                                                                          2008   1.782           1.004                    --
                                                                          2007   1.705           1.782                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.030           1.113                    --
                                                                          2012   1.001           1.030                    --
                                                                          2011   1.081           1.001                    --
                                                                          2010   0.900           1.081                    --
                                                                          2009   0.674           0.900                    --
                                                                          2008   1.117           0.674                    --
                                                                          2007   1.267           1.117                    --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.600           1.431                    --
                                                                          2015   1.724           1.600                    --
                                                                          2014   1.746           1.724                    --
                                                                          2013   1.285           1.746                    --
                                                                          2012   1.203           1.285                    --
                                                                          2011   1.323           1.203                    --
                                                                          2010   1.025           1.323                    --
                                                                          2009   0.667           1.025                    --
                                                                          2008   1.208           0.667                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.304           1.277                    --
                                                                          2015   1.284           1.304                    --
                                                                          2014   1.286           1.284                    --
                                                                          2013   1.035           1.286                 9,361
                                                                          2012   0.874           1.035                    --
                                                                          2011   0.977           0.874                    --
                                                                          2010   0.862           0.977                    --
                                                                          2009   0.631           0.862                    --
                                                                          2008   1.086           0.631                    --
                                                                          2007   1.046           1.086                    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.246           1.281                41,552
                                                                          2015   1.313           1.246                44,794
                                                                          2014   1.303           1.313                45,577
                                                                          2013   1.464           1.303                45,616
                                                                          2012   1.371           1.464                45,661
                                                                          2011   1.258           1.371                58,744
                                                                          2010   1.192           1.258                60,383
                                                                          2009   1.030           1.192                62,219
                                                                          2008   1.129           1.030                64,846
                                                                          2007   1.071           1.129                64,901
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.438           1.442                 7,506
                                                                          2015   1.471           1.438                 7,545
                                                                          2014   1.445           1.471                 7,587
                                                                          2013   1.507           1.445                17,466
                                                                          2012   1.412           1.507                18,573
                                                                          2011   1.400           1.412                32,376
                                                                          2010   1.324           1.400                34,594
                                                                          2009   1.194           1.324                36,469

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.655           1.661                    --
                                                                          2015   1.692           1.655                    --
                                                                          2014   1.558           1.692                    --
                                                                          2013   1.198           1.558                    --
                                                                          2012   1.109           1.198                    --
                                                                          2011   1.188           1.109                12,289
                                                                          2010   1.046           1.188                13,783
                                                                          2009   0.864           1.046                15,455
                                                                          2008   1.317           0.864                17,817
                                                                          2007   1.283           1.317                17,817
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.163           1.281                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.628           1.665                    --
                                                                          2015   1.688           1.628                    --
                                                                          2014   1.651           1.688                    --
                                                                          2013   1.664           1.651                    --
                                                                          2012   1.526           1.664                    --
                                                                          2011   1.506           1.526                    --
                                                                          2010   1.374           1.506                    --
                                                                          2009   1.056           1.374                    --
                                                                          2008   1.211           1.056                    --
                                                                          2007   1.162           1.211                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.318           1.493                    --
                                                                          2015   1.398           1.318                    --
                                                                          2014   1.263           1.398                    --
                                                                          2013   0.966           1.263                    --
                                                                          2012   0.838           0.966                    --
                                                                          2011   0.893           0.838                29,843
                                                                          2010   0.781           0.893                33,470
                                                                          2009   0.675           0.781                37,535
                                                                          2008   1.085           0.675                43,146
                                                                          2007   1.071           1.085                43,146
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.495           1.696                    --
                                                                          2015   1.585           1.495                    --
                                                                          2014   1.460           1.585                    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.245           1.253                    --
                                                                          2015   1.268           1.245                    --
                                                                          2014   1.214           1.268                    --
                                                                          2013   1.253           1.214                    --
                                                                          2012   1.195           1.253                    --
                                                                          2011   1.149           1.195                    --
                                                                          2010   1.086           1.149                    --
                                                                          2009   1.017           1.086                    --
                                                                          2008   1.079           1.017                    --
                                                                          2007   1.041           1.079                    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   2.420           2.367                    --
                                                                          2015   2.330           2.420                    --
                                                                          2014   2.189           2.330                    --
                                                                          2013   1.669           2.189                    --
                                                                          2012   1.494           1.669                    --
                                                                          2011   1.678           1.494                    --
                                                                          2010   1.433           1.678                    --
                                                                          2009   1.143           1.433                    --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   0.895           0.877                14,357
                                                                          2015   0.916           0.895                14,364
                                                                          2014   0.938           0.916                14,370
                                                                          2013   0.959           0.938                19,276
                                                                          2012   0.982           0.959                19,811
                                                                          2011   1.005           0.982                20,077
                                                                          2010   1.020           1.005                 5,962
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.660           0.651                    --
                                                                          2008   1.130           0.660                    --
                                                                          2007   1.157           1.130                    --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.633           0.659                    --
                                                                          2008   1.174           0.633                    --
                                                                          2007   1.156           1.174                    --

                      VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.006
                                                                                 2012   0.890
                                                                                 2011   0.972
                                                                                 2010   0.869
                                                                                 2009   0.730
                                                                                 2008   1.225
                                                                                 2007   1.205
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.646
                                                                                 2015   1.639
                                                                                 2014   1.510
                                                                                 2013   1.165
                                                                                 2012   1.075
                                                                                 2011   1.136
                                                                                 2010   1.009
                                                                                 2009   0.692
                                                                                 2008   1.305
                                                                                 2007   1.109
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.072
                                                                                 2015   1.914
                                                                                 2014   1.796
                                                                                 2013   1.341
                                                                                 2012   1.185
                                                                                 2011   1.207
                                                                                 2010   1.106
                                                                                 2009   0.809
                                                                                 2008   1.225
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.552
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   2.260
                                                                                 2015   2.264
                                                                                 2014   2.099
                                                                                 2013   1.611
                                                                                 2012   1.464
                                                                                 2011   1.663
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.900
                                                                                 2010   0.796
                                                                                 2009   0.620
                                                                                 2008   1.065
                                                                                 2007   1.055
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.235
                                                                                 2015   1.271
                                                                                 2014   1.245
                                                                                 2013   1.221
                                                                                 2012   1.145
                                                                                 2011   1.135
                                                                                 2010   1.055
                                                                                 2009   0.896
                                                                                 2008   1.071
                                                                                 2007   1.038
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.248
                                                                                 2015   1.291
                                                                                 2014   1.259
                                                                                 2013   1.161
                                                                                 2012   1.066
                                                                                 2011   1.080
                                                                                 2010   0.990
                                                                                 2009   0.819
                                                                                 2008   1.070
                                                                                 2007   1.044
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.243
                                                                                 2015   1.289
                                                                                 2014   1.255
                                                                                 2013   1.089
                                                                                 2012   0.984
                                                                                 2011   1.021
                                                                                 2010   0.923
                                                                                 2009   0.746
                                                                                 2008   1.070
                                                                                 2007   1.050



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.105                     --
                                                                                 1.006                     --
                                                                                 0.890                     --
                                                                                 0.972                     --
                                                                                 0.869                     --
                                                                                 0.730                     --
                                                                                 1.225                     --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 1.694                     --
                                                                                 1.646                     --
                                                                                 1.639                     --
                                                                                 1.510                     --
                                                                                 1.165                     --
                                                                                 1.075                     --
                                                                                 1.136                     --
                                                                                 1.009                     --
                                                                                 0.692                     --
                                                                                 1.305                     --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2.028                     --
                                                                                 2.072                     --
                                                                                 1.914                     --
                                                                                 1.796                     --
                                                                                 1.341                     --
                                                                                 1.185                     --
                                                                                 1.207                     --
                                                                                 1.106                     --
                                                                                 0.809                     --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 1.573                     --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2.364                 83,993
                                                                                 2.260                 90,229
                                                                                 2.264                 96,625
                                                                                 2.099                128,597
                                                                                 1.611                136,313
                                                                                 1.464                145,513
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 0.973                     --
                                                                                 0.900                     --
                                                                                 0.796                     --
                                                                                 0.620                     --
                                                                                 1.065                     --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.261                 61,384
                                                                                 1.235                 61,411
                                                                                 1.271                 61,439
                                                                                 1.245                 61,466
                                                                                 1.221                 61,493
                                                                                 1.145                 61,522
                                                                                 1.135                 61,551
                                                                                 1.055                 61,581
                                                                                 0.896                 61,613
                                                                                 1.071                 61,646
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 1.294                     --
                                                                                 1.248                     --
                                                                                 1.291                     --
                                                                                 1.259                     --
                                                                                 1.161                     --
                                                                                 1.066                     --
                                                                                 1.080                     --
                                                                                 0.990                     --
                                                                                 0.819                     --
                                                                                 1.070                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 1.301                 21,155
                                                                                 1.243                 21,185
                                                                                 1.289                 21,217
                                                                                 1.255                 21,248
                                                                                 1.089                 21,282
                                                                                 0.984                 21,320
                                                                                 1.021                 21,361
                                                                                 0.923                 21,405
                                                                                 0.746                 21,451
                                                                                 1.070                 21,493

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)..................... 2016   1.221
                                                                                  2015   1.271
                                                                                  2014   1.236
                                                                                  2013   1.017
                                                                                  2012   0.902
                                                                                  2011   0.959
                                                                                  2010   0.856
                                                                                  2009   0.678
                                                                                  2008   1.070
                                                                                  2007   1.054
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2016   2.477
                                                                                  2015   2.512
                                                                                  2014   2.273
                                                                                  2013   1.766
                                                                                  2012   1.566
                                                                                  2011   1.576
                                                                                  2010   1.409
                                                                                  2009   1.150
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2016   1.510
                                                                                  2015   1.550
                                                                                  2014   1.463
                                                                                  2013   1.261
                                                                                  2012   1.159
                                                                                  2011   1.160
                                                                                  2010   1.080
                                                                                  2009   0.934
                                                                                  2008   1.230
                                                                                  2007   1.208
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2016   2.108
                                                                                  2015   2.161
                                                                                  2014   1.995
                                                                                  2013   1.504
                                                                                  2012   1.320
                                                                                  2011   1.339
                                                                                  2010   1.229
                                                                                  2009   1.041
                                                                                  2008   1.462
                                                                                  2007   1.390
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2016   2.183
                                                                                  2015   2.225
                                                                                  2014   2.284
                                                                                  2013   1.840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2016   1.786
                                                                                  2015   1.654
                                                                                  2014   1.555
                                                                                  2013   1.147
                                                                                  2012   0.989
                                                                                  2011   1.026
                                                                                  2010   0.899
                                                                                  2009   0.643
                                                                                  2008   1.135
                                                                                  2007   1.064
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 2016   1.365
                                                                                  2015   1.425
                                                                                  2014   1.385
                                                                                  2013   1.406
                                                                                  2012   1.293
                                                                                  2011   1.281
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................. 2007   1.048
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 2009   1.155
                                                                                  2008   1.128
                                                                                  2007   1.061
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)......................... 2008   1.309
                                                                                  2007   1.214
 Putnam VT International Equity Subaccount (Class IB) (5/01)..................... 2007   1.587



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)..................... 1.290                    --
                                                                                  1.221                    --
                                                                                  1.271                    --
                                                                                  1.236                    --
                                                                                  1.017                    --
                                                                                  0.902                    --
                                                                                  0.959                    --
                                                                                  0.856                    --
                                                                                  0.678                    --
                                                                                  1.070                    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2.697                    --
                                                                                  2.477                    --
                                                                                  2.512                    --
                                                                                  2.273                    --
                                                                                  1.766                    --
                                                                                  1.566                    --
                                                                                  1.576                    --
                                                                                  1.409                    --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 1.608                    --
                                                                                  1.510                    --
                                                                                  1.550                    --
                                                                                  1.463                    --
                                                                                  1.261                    --
                                                                                  1.159                    --
                                                                                  1.160                    --
                                                                                  1.080                    --
                                                                                  0.934                    --
                                                                                  1.230                    --
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2.357                    --
                                                                                  2.108                    --
                                                                                  2.161                    --
                                                                                  1.995                    --
                                                                                  1.504                    --
                                                                                  1.320                    --
                                                                                  1.339                    --
                                                                                  1.229                    --
                                                                                  1.041                    --
                                                                                  1.462                    --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2.526                    --
                                                                                  2.183                    --
                                                                                  2.225                    --
                                                                                  2.284                    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 1.772                    --
                                                                                  1.786                    --
                                                                                  1.654                    --
                                                                                  1.555                    --
                                                                                  1.147                    --
                                                                                  0.989                    --
                                                                                  1.026                    --
                                                                                  0.899                    --
                                                                                  0.643                    --
                                                                                  1.135                    --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 1.445                    --
                                                                                  1.365                    --
                                                                                  1.425                    --
                                                                                  1.385                    --
                                                                                  1.406                    --
                                                                                  1.293                    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................. 1.067                    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 1.191                    --
                                                                                  1.155                27,149
                                                                                  1.128                27,208
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)......................... 0.725                    --
                                                                                  1.309                    --
 Putnam VT International Equity Subaccount (Class IB) (5/01)..................... 1.714                    --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........ 2007   1.431           1.525           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds and Trusts were renamed.




                     FORMER NAME                                             NEW NAME
----------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Market Equity Portfolio
 Met/Wellington Large Cap Research Portfolio          Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio               Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                    Brighthouse Small Cap Value Portfolio
METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MetLife Asset Allocation 20 Portfolio                Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio


                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-05-09-86

                      VINTAGE XTRA (SERIES II)(SM) ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA (Series II)(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund

     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Small Cap Value Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E

     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class D

     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Core Plus VIT Portfolio


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call or access the SEC's website (http://www.sec.gov). Please see Appendix for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9+ years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 + years                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge...................................     1.40%(5)           1.50%(5)          1.70%(5)
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.65%             1.85%
Optional E.S.P. Charge..............................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.70%              1.80%             2.00%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(6)........................................................     2.20%              2.30%             2.50%
Optional GMWB I Charge (maximum upon reset).........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB II Charge (maximum upon reset)........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.65%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.65%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.90%             2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.70%              2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.70%              2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     1.95%              2.05%             2.25%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling .


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.51%       1.25%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.89%     0.25%            0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%            0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --             0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.04%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --             0.05%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%            0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.33%     0.15%            0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --           0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --              0.81%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --              1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%             1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.25%     0.06%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%             0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%             0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%             0.79%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%             0.73%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%             0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%             0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%             0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%             0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.52%       --              0.52%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%             0.63%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................    0.35%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B...........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........    0.70%       --           0.02%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%     0.25%          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --           0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.57%       --           0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%          0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.55%     0.10%          0.08%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%          0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.79%     0.25%          0.05%
 Templeton Foreign VIP Fund......................    0.78%     0.25%          0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%          0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --           0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.70%       --           0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.75%       --           0.07%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.75%     0.25%          0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --           0.11%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --           0.07%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................    0.75%       --           0.12%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --           0.08%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................   --             0.53%     0.02%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B........................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........   --             0.72%     0.11%           0.61%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%           0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%           0.54%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.02%           0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++........... 0.01%            0.61%     0.05%           0.56%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%           0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.73%       --            0.73%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.03%           0.71%
 Franklin Small-Mid Cap Growth VIP
  Fund++......................................... 0.01%            1.10%     0.02%           1.08%
 Templeton Foreign VIP Fund...................... 0.01%            1.08%     0.02%           1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --             0.98%       --            0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.75%       --            0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.82%       --            0.82%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.07%       --            1.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.86%     0.06%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.72%       --            0.72%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................   --             0.87%       --            0.87%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --             0.83%       --            0.83%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........    0.45%          --          0.06%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........      --          0.51%           --          0.51%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class E                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse Asset Allocation 20            Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
Brighthouse Asset Allocation 40            Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio --                income over time and, secondarily,       Subadviser: Wellington Management
 Class A++                                 long-term capital appreciation and       Company LLP
                                           current income.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation         Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend             Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++          dividend income and long-term           LLC
                                          capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend             Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II           dividend income and long-term           LLC
                                          capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap            Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                    LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value      Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                     Current income is a secondary           LLC
                                          objective.                              Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Mid Cap              Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- -------------------------------------- -------------------------------------
ClearBridge Variable Small Cap          Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                 LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,        Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment     LLC
                                        management and liquidity needs, by     Subadvisers: Western Asset
                                        investing to obtain an average         Management Company; Western
                                        duration within 30% of the average     Asset Management Company
                                        duration of the domestic bond market   Limited; Western Asset Management
                                        as a whole.                            Company Ltd.; Western Asset
                                                                               Management Company Pte Ltd.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.

FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND METLIFE OF CT
                      FUND BD IV FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.460           1.393                      --
                                                                       2007   1.268           1.460                   4,622
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.735           2.710                 310,428
                                                                       2015   2.598           2.735                 407,188
                                                                       2014   2.579           2.598                 521,999
                                                                       2013   2.027           2.579                 691,475
                                                                       2012   1.680           2.027                 789,621
                                                                       2011   1.873           1.680                 832,737
                                                                       2010   1.702           1.873               1,025,186
                                                                       2009   1.215           1.702               1,110,734
                                                                       2008   2.003           1.215               1,141,845
                                                                       2007   1.771           2.003               1,261,625
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   2.442           2.632                 820,310
                                                                       2015   2.321           2.442               1,133,717
                                                                       2014   2.172           2.321               1,601,160
                                                                       2013   1.696           2.172               2,221,376
                                                                       2012   1.461           1.696               2,946,226
                                                                       2011   1.550           1.461               3,334,022
                                                                       2010   1.326           1.550               3,947,729
                                                                       2009   0.966           1.326               3,976,217
                                                                       2008   1.752           0.966               4,573,511
                                                                       2007   1.584           1.752               5,256,524
 American Funds Growth-Income Subaccount (Class 2) (11/99)............ 2016   2.118           2.326               1,102,639
                                                                       2015   2.120           2.118               1,420,305
                                                                       2014   1.946           2.120               1,784,296
                                                                       2013   1.481           1.946               2,313,964
                                                                       2012   1.280           1.481               2,958,235
                                                                       2011   1.324           1.280               3,332,304
                                                                       2010   1.207           1.324               4,035,027
                                                                       2009   0.934           1.207               4,680,047
                                                                       2008   1.527           0.934               5,649,999
                                                                       2007   1.476           1.527               6,035,652
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)........ 2016   2.554           2.713                 335,262
                                                                       2015   2.579           2.554                 466,747
                                                                       2014   2.343           2.579                 494,674
                                                                       2013   1.814           2.343                 760,197
                                                                       2012   1.584           1.814                 738,586
                                                                       2011   1.653           1.584                 853,709
                                                                       2010   1.433           1.653                 920,173
                                                                       2009   1.073           1.433               1,108,347
                                                                       2008   1.899           1.073               1,209,702
                                                                       2007   1.641           1.899               1,491,268

                VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.985
                                                                              2015   3.082
                                                                              2014   2.952
                                                                              2013   2.207
                                                                              2012   1.957
                                                                              2011   2.229
                                                                              2010   1.761
                                                                              2009   1.280
                                                                              2008   2.152
                                                                              2007   1.895
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.517
                                                                              2015   1.657
                                                                              2014   1.609
                                                                              2013   1.434
                                                                              2012   1.293
                                                                              2011   1.283
                                                                              2010   1.156
                                                                              2009   0.866
                                                                              2008   1.250
                                                                              2007   1.224
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.251
                                                                              2015   2.349
                                                                              2014   2.219
                                                                              2013   1.632
                                                                              2012   1.495
                                                                              2011   1.595
                                                                              2010   1.270
                                                                              2009   0.898
                                                                              2008   1.586
                                                                              2007   1.448
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.118
                                                                              2007   2.459
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.712
                                                                              2015   1.860
                                                                              2014   2.125
                                                                              2013   1.755
                                                                              2012   1.508
                                                                              2011   1.714
                                                                              2010   1.606
                                                                              2009   1.190
                                                                              2008   2.027
                                                                              2007   1.783
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2016   3.185
                                                                              2015   3.117
                                                                              2014   2.821
                                                                              2013   2.169
                                                                              2012   1.884
                                                                              2011   1.945
                                                                              2010   1.574
                                                                              2009   1.107
                                                                              2008   2.002
                                                                              2007   1.670
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.293
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 2010   1.048
                                                                              2009   0.881
                                                                              2008   1.524
                                                                              2007   1.476



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 3.290                 265,119
                                                                              2.985                 323,430
                                                                              3.082                 360,836
                                                                              2.952                 537,702
                                                                              2.207                 607,031
                                                                              1.957                 991,253
                                                                              2.229                 946,982
                                                                              1.761                 798,954
                                                                              1.280                 905,725
                                                                              2.152                 998,480
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.703                 229,093
                                                                              1.517                 426,496
                                                                              1.657                 447,446
                                                                              1.609                 711,471
                                                                              1.434                 779,329
                                                                              1.293                 892,888
                                                                              1.283               1,166,367
                                                                              1.156               1,382,070
                                                                              0.866               1,381,645
                                                                              1.250               1,079,350
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2.309                  39,666
                                                                              2.251                  50,750
                                                                              2.349                  84,132
                                                                              2.219                  76,003
                                                                              1.632                  98,880
                                                                              1.495                 100,497
                                                                              1.595                 244,491
                                                                              1.270                 247,849
                                                                              0.898                 262,528
                                                                              1.586                 270,232
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2.837                      --
                                                                              3.118                 441,090
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.807                 277,947
                                                                              1.712                 321,263
                                                                              1.860                 471,687
                                                                              2.125                 469,010
                                                                              1.755                 485,641
                                                                              1.508                 513,444
                                                                              1.714                 635,045
                                                                              1.606                 692,950
                                                                              1.190                 712,728
                                                                              2.027                 808,035
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 3.515                  36,135
                                                                              3.185                  37,160
                                                                              3.117                  56,646
                                                                              2.821                  52,566
                                                                              2.169                  53,586
                                                                              1.884                  53,586
                                                                              1.945                  53,586
                                                                              1.574                  71,736
                                                                              1.107                  59,867
                                                                              2.002                  69,539
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 1.376                      --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 1.110                      --
                                                                              1.048                 739,514
                                                                              0.881                 827,802
                                                                              1.524               1,105,236

                   VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2016   2.731
                                                                                    2015   2.823
                                                                                    2014   2.381
                                                                                    2013   1.636
                                                                                    2012   1.400
                                                                                    2011   1.388
                                                                                    2010   1.127
                                                                                    2009   0.851
                                                                                    2008   1.450
                                                                                    2007   1.451
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 2014   1.834
                                                                                    2013   1.409
                                                                                    2012   1.245
                                                                                    2011   1.348
                                                                                    2010   1.174
                                                                                    2009   0.922
                                                                                    2008   1.476
                                                                                    2007   1.481
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   2.230
                                                                                    2015   2.229
                                                                                    2014   2.040
                                                                                    2013   1.594
                                                                                    2012   1.396
                                                                                    2011   1.382
                                                                                    2010   1.246
                                                                                    2009   1.036
                                                                                    2008   1.489
                                                                                    2007   1.395
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.956
                                                                                    2008   1.376
                                                                                    2007   1.379
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.205
                                                                                    2010   1.086
                                                                                    2009   0.787
                                                                                    2008   1.381
                                                                                    2007   1.377
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.251
                                                                                    2010   1.136
                                                                                    2009   0.945
                                                                                    2008   1.344
                                                                                    2007   1.282
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.959
                                                                                    2015   2.079
                                                                                    2014   1.858
                                                                                    2013   1.499
                                                                                    2012   1.333
                                                                                    2011   1.355
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.729
                                                                                    2015   1.838
                                                                                    2014   1.645
                                                                                    2013   1.329
                                                                                    2012   1.183
                                                                                    2011   1.116
                                                                                    2010   1.011
                                                                                    2009   0.837
                                                                                    2008   1.307
                                                                                    2007   1.260
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.287
                                                                                    2015   2.116
                                                                                    2014   1.885
                                                                                    2013   1.389
                                                                                    2012   1.172
                                                                                    2011   1.198
                                                                                    2010   1.108
                                                                                    2009   0.790
                                                                                    2008   1.280
                                                                                    2007   1.235



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2.721                 416,319
                                                                                    2.731                 468,417
                                                                                    2.823                 547,647
                                                                                    2.381                 639,163
                                                                                    1.636                 901,022
                                                                                    1.400               1,077,657
                                                                                    1.388               1,199,177
                                                                                    1.127               1,663,287
                                                                                    0.851               1,860,594
                                                                                    1.450               2,164,369
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 1.844                      --
                                                                                    1.834                 219,213
                                                                                    1.409                 393,638
                                                                                    1.245                 454,334
                                                                                    1.348                 556,834
                                                                                    1.174                 580,381
                                                                                    0.922                 713,662
                                                                                    1.476                 797,520
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2.410                 258,843
                                                                                    2.230                 281,154
                                                                                    2.229                 306,458
                                                                                    2.040                 466,622
                                                                                    1.594                 701,209
                                                                                    1.396                 824,158
                                                                                    1.382               1,116,105
                                                                                    1.246               1,408,990
                                                                                    1.036               1,163,065
                                                                                    1.489               1,231,488
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 0.941                      --
                                                                                    0.956                 385,915
                                                                                    1.376                 407,574
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 1.273                      --
                                                                                    1.205               1,466,843
                                                                                    1.086               1,701,623
                                                                                    0.787               1,867,743
                                                                                    1.381               2,382,682
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 1.360                      --
                                                                                    1.251                 141,743
                                                                                    1.136                 143,066
                                                                                    0.945                 143,066
                                                                                    1.344                 144,817
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2.218                  92,748
                                                                                    1.959                  40,403
                                                                                    2.079                  14,879
                                                                                    1.858                 122,630
                                                                                    1.499                 123,886
                                                                                    1.333                 139,139
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 1.954                 460,585
                                                                                    1.729                 543,643
                                                                                    1.838                 578,624
                                                                                    1.645               1,225,468
                                                                                    1.329               1,879,351
                                                                                    1.183               2,069,836
                                                                                    1.116               2,206,262
                                                                                    1.011               2,292,839
                                                                                    0.837               2,508,119
                                                                                    1.307               2,768,160
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2.419                 227,364
                                                                                    2.287                 239,560
                                                                                    2.116                 233,047
                                                                                    1.885                 295,535
                                                                                    1.389                 395,130
                                                                                    1.172                 450,408
                                                                                    1.198                 468,655
                                                                                    1.108                 499,843
                                                                                    0.790                 720,318
                                                                                    1.280                 764,285

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2016   2.124
                                                                                      2015   2.221
                                                                                      2014   2.019
                                                                                      2013   1.549
                                                                                      2012   1.351
                                                                                      2011   1.307
                                                                                      2010   1.213
                                                                                      2009   0.989
                                                                                      2008   1.561
                                                                                      2007   1.526
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................... 2016   2.632
                                                                                      2015   2.613
                                                                                      2014   2.454
                                                                                      2013   1.815
                                                                                      2012   1.563
                                                                                      2011   1.653
                                                                                      2010   1.370
                                                                                      2009   1.023
                                                                                      2008   1.605
                                                                                      2007   1.522
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   2.894
                                                                                      2015   3.073
                                                                                      2014   2.999
                                                                                      2013   2.071
                                                                                      2012   1.762
                                                                                      2011   1.765
                                                                                      2010   1.432
                                                                                      2009   1.018
                                                                                      2008   1.744
                                                                                      2007   1.611
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.909
                                                                                      2008   1.477
                                                                                      2007   1.430
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.332
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   2.007
                                                                                      2015   2.014
                                                                                      2014   2.052
                                                                                      2013   1.909
                                                                                      2012   1.645
                                                                                      2011   1.631
                                                                                      2010   1.420
                                                                                      2009   0.902
                                                                                      2008   1.309
                                                                                      2007   1.325
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.990
                                                                                      2010   0.920
                                                                                      2009   0.796
                                                                                      2008   1.026
                                                                                      2007   1.028
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.286
                                                                                      2010   1.171
                                                                                      2009   0.997
                                                                                      2008   1.172
                                                                                      2007   1.167
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.063
                                                                                      2009   1.077
                                                                                      2008   1.066
                                                                                      2007   1.032
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.490
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.617
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.488
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.666



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2.363                  26,071
                                                                                      2.124                  28,068
                                                                                      2.221                  25,653
                                                                                      2.019                  39,195
                                                                                      1.549                  37,757
                                                                                      1.351                  26,123
                                                                                      1.307                  28,079
                                                                                      1.213                  28,095
                                                                                      0.989                  28,160
                                                                                      1.561                  27,022
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................... 2.834                  28,314
                                                                                      2.632                  29,753
                                                                                      2.613                  82,495
                                                                                      2.454                  75,884
                                                                                      1.815                  78,406
                                                                                      1.563                  79,122
                                                                                      1.653                  37,665
                                                                                      1.370                  38,901
                                                                                      1.023                  85,776
                                                                                      1.605                 111,800
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 3.014                  38,058
                                                                                      2.894                  38,482
                                                                                      3.073                  56,204
                                                                                      2.999                  65,452
                                                                                      2.071                  66,281
                                                                                      1.762                  68,994
                                                                                      1.765                 104,421
                                                                                      1.432                 112,360
                                                                                      1.018                 116,097
                                                                                      1.744                 126,882
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 0.885                      --
                                                                                      0.909                 339,136
                                                                                      1.477                 385,068
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 1.358                      --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2.066                 226,820
                                                                                      2.007                 249,492
                                                                                      2.014                 246,243
                                                                                      2.052                 397,879
                                                                                      1.909                 496,796
                                                                                      1.645                 567,351
                                                                                      1.631                 796,585
                                                                                      1.420                 742,538
                                                                                      0.902                 849,403
                                                                                      1.309               1,060,908
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.978                      --
                                                                                      0.990                 731,280
                                                                                      0.920                 934,939
                                                                                      0.796                 937,875
                                                                                      1.026               1,396,696
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.311                      --
                                                                                      1.286                  85,952
                                                                                      1.171                  92,954
                                                                                      0.997                 132,058
                                                                                      1.172                 185,176
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.057                      --
                                                                                      1.063               3,373,198
                                                                                      1.077               3,459,704
                                                                                      1.066               3,822,012
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.563                      --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.726                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.547                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.836                      --

                VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................. 2016   1.158
                                                                              2015   1.190
                                                                              2014   1.063
                                                                              2013   1.041
                                                                              2012   0.837
                                                                              2011   0.897
                                                                              2010   0.784
                                                                              2009   0.589
                                                                              2008   1.024
                                                                              2007   1.221
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   2.505
                                                                              2013   1.971
                                                                              2012   1.629
                                                                              2011   1.786
                                                                              2010   1.653
                                                                              2009   1.173
                                                                              2008   2.048
                                                                              2007   1.595
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.774
                                                                              2015   2.928
                                                                              2014   2.602
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.206
                                                                              2015   2.342
                                                                              2014   2.517
                                                                              2013   1.954
                                                                              2012   1.533
                                                                              2011   1.810
                                                                              2010   1.576
                                                                              2009   1.030
                                                                              2008   1.764
                                                                              2007   1.807
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.310
                                                                              2015   1.462
                                                                              2014   1.354
                                                                              2013   1.056
                                                                              2012   0.935
                                                                              2011   0.986
                                                                              2010   0.798
                                                                              2009   0.640
                                                                              2008   1.062
                                                                              2007   1.072
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.309
                                                                              2015   2.379
                                                                              2014   2.234
                                                                              2013   1.614
                                                                              2012   1.383
                                                                              2011   1.417
                                                                              2010   1.138
                                                                              2009   0.861
                                                                              2008   1.424
                                                                              2007   1.299
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.812
                                                                              2015   1.984
                                                                              2014   1.926
                                                                              2013   1.468
                                                                              2012   1.289
                                                                              2011   1.456
                                                                              2010   1.238
                                                                              2009   0.974
                                                                              2008   1.322
                                                                              2007   1.356
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.806
                                                                              2015   2.128
                                                                              2014   2.312
                                                                              2013   2.471
                                                                              2012   2.111
                                                                              2011   2.637
                                                                              2010   2.166
                                                                              2009   1.302
                                                                              2008   2.841



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................. 1.153                  92,961
                                                                              1.158                 119,857
                                                                              1.190                 167,492
                                                                              1.063                 261,567
                                                                              1.041                 254,596
                                                                              0.837                 261,730
                                                                              0.897                 195,275
                                                                              0.784                 234,375
                                                                              0.589                 248,521
                                                                              1.024                 368,658
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2.609                      --
                                                                              2.505                 146,502
                                                                              1.971                 594,809
                                                                              1.629                 143,500
                                                                              1.786                 207,584
                                                                              1.653                 209,841
                                                                              1.173                 130,666
                                                                              2.048                  68,421
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2.812                  59,233
                                                                              2.774                  61,639
                                                                              2.928                  73,761
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2.355                 107,872
                                                                              2.206                 120,640
                                                                              2.342                 297,102
                                                                              2.517                 485,448
                                                                              1.954                 340,605
                                                                              1.533                 384,410
                                                                              1.810                 400,371
                                                                              1.576                 311,838
                                                                              1.030                 331,540
                                                                              1.764                 347,731
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 1.490                 305,135
                                                                              1.310                 437,611
                                                                              1.462                 501,734
                                                                              1.354                 694,518
                                                                              1.056                 918,591
                                                                              0.935               1,126,428
                                                                              0.986               1,400,106
                                                                              0.798               1,274,647
                                                                              0.640               1,449,408
                                                                              1.062               1,786,274
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2.540                  45,347
                                                                              2.309                  56,421
                                                                              2.379                  61,573
                                                                              2.234                  73,868
                                                                              1.614                  68,449
                                                                              1.383                  66,862
                                                                              1.417                 211,735
                                                                              1.138                  44,846
                                                                              0.861                  36,666
                                                                              1.424                  34,246
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2.335                  50,859
                                                                              1.812                  94,798
                                                                              1.984                 146,094
                                                                              1.926                 224,712
                                                                              1.468                 264,609
                                                                              1.289                 205,090
                                                                              1.456                 312,747
                                                                              1.238                 427,726
                                                                              0.974                 439,780
                                                                              1.322                 175,402
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 1.982                 123,529
                                                                              1.806                 141,152
                                                                              2.128                 182,490
                                                                              2.312                 296,266
                                                                              2.471                 303,951
                                                                              2.111                 334,780
                                                                              2.637                 401,594
                                                                              2.166                 350,465
                                                                              1.302                 413,734

VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.837           0.796                      --
                                                                           2008   1.483           0.837                  96,149
                                                                           2007   1.346           1.483                  96,690
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................... 2016   1.367           1.367                      --
                                                                           2015   1.367           1.367                      --
                                                                           2014   1.367           1.367                      --
                                                                           2013   1.287           1.367                      --
                                                                           2012   1.069           1.287                 525,472
                                                                           2011   1.166           1.069                 568,183
                                                                           2010   1.114           1.166                 659,504
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.546           1.622                      --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   2.182           2.326                      --
                                                                           2015   2.121           2.182                     368
                                                                           2014   1.896           2.121                      --
                                                                           2013   1.435           1.896                 102,125
                                                                           2012   1.284           1.435                 102,125
                                                                           2011   1.302           1.284                 102,125
                                                                           2010   1.174           1.302                 102,125
                                                                           2009   1.001           1.174                  12,523
                                                                           2008   1.621           1.001                      --
                                                                           2007   1.608           1.621                     366
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2016   1.261           1.354                  14,498
                                                                           2015   1.307           1.261                  15,375
                                                                           2014   1.264           1.307                  16,285
                                                                           2013   0.991           1.264                  17,138
                                                                           2012   0.862           0.991                  17,881
                                                                           2011   1.008           0.862                  25,312
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............... 2016   1.264           1.633                 313,807
                                                                           2015   1.357           1.264                 359,194
                                                                           2014   1.355           1.357                 566,007
                                                                           2013   1.039           1.355                 520,613
                                                                           2012   0.894           1.039                 602,907
                                                                           2011   0.998           0.894                 994,455
                                                                           2010   0.845           0.998               1,012,187
                                                                           2009   0.679           0.845               1,020,510
                                                                           2008   0.983           0.679               1,142,302
                                                                           2007   1.029           0.983               1,424,786
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *......... 2016   1.803           1.760                      --
                                                                           2015   1.864           1.803                      --
                                                                           2014   2.035           1.864                      --
                                                                           2013   1.733           2.035                      --
                                                                           2012   1.508           1.733                  38,336
                                                                           2011   1.715           1.508                  38,336
                                                                           2010   1.564           1.715                  38,336
                                                                           2009   1.207           1.564                  38,336
                                                                           2008   2.127           1.207                  51,591
                                                                           2007   2.025           2.127                  38,336
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................. 2013   1.090           1.182                      --
                                                                           2012   1.052           1.090                  13,667
                                                                           2011   1.128           1.052                   4,929
                                                                           2010   0.932           1.128                   4,881
                                                                           2009   0.692           0.932                   4,886
                                                                           2008   1.140           0.692                  21,115
                                                                           2007   1.286           1.140                  20,603
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............. 2016   1.402           1.384                 100,253
                                                                           2015   1.370           1.402                  99,181
                                                                           2014   1.362           1.370                  23,535
                                                                           2013   1.088           1.362                      --
                                                                           2012   0.912           1.088                 585,666
                                                                           2011   1.012           0.912                 857,588
                                                                           2010   0.886           1.012                 934,556
                                                                           2009   0.644           0.886                 861,464
                                                                           2008   1.100           0.644                 976,790
                                                                           2007   1.051           1.100               1,145,567

                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.424           1.475                 638,939
                                                                          2015   1.490           1.424                 742,109
                                                                          2014   1.467           1.490                 735,937
                                                                          2013   1.636           1.467                 865,152
                                                                          2012   1.520           1.636               1,165,261
                                                                          2011   1.385           1.520               1,532,187
                                                                          2010   1.302           1.385               1,363,334
                                                                          2009   1.118           1.302               1,244,636
                                                                          2008   1.215           1.118               1,401,224
                                                                          2007   1.147           1.215               1,531,176
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.585           1.601               1,081,613
                                                                          2015   1.609           1.585               1,267,494
                                                                          2014   1.569           1.609               1,461,592
                                                                          2013   1.624           1.569               2,583,625
                                                                          2012   1.510           1.624               2,934,854
                                                                          2011   1.486           1.510               2,730,090
                                                                          2010   1.396           1.486               2,974,110
                                                                          2009   1.252           1.396               3,362,790
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.031           2.043                      --
                                                                          2015   2.061           2.031                   8,618
                                                                          2014   1.883           2.061                   8,767
                                                                          2013   1.437           1.883                  55,117
                                                                          2012   1.320           1.437                  56,895
                                                                          2011   1.405           1.320                  64,119
                                                                          2010   1.227           1.405                  66,044
                                                                          2009   1.006           1.227                  95,151
                                                                          2008   1.522           1.006                  96,492
                                                                          2007   1.472           1.522                  90,044
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.178           1.300                      --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.891           1.939                      --
                                                                          2015   1.946           1.891                 369,624
                                                                          2014   1.890           1.946                 366,104
                                                                          2013   1.890           1.890                 482,522
                                                                          2012   1.720           1.890                 557,460
                                                                          2011   1.685           1.720                 640,471
                                                                          2010   1.526           1.685                 716,141
                                                                          2009   1.164           1.526                 918,649
                                                                          2008   1.325           1.164                 962,527
                                                                          2007   1.262           1.325                 945,939
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.417           1.618                 419,702
                                                                          2015   1.493           1.417                 468,478
                                                                          2014   1.338           1.493                 626,476
                                                                          2013   1.016           1.338                 807,061
                                                                          2012   0.875           1.016               1,109,889
                                                                          2011   0.925           0.875               1,544,481
                                                                          2010   0.803           0.925               1,742,427
                                                                          2009   0.689           0.803               1,817,275
                                                                          2008   1.099           0.689               2,195,281
                                                                          2007   1.076           1.099               2,545,275
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.915           2.188                 181,118
                                                                          2015   2.015           1.915                 191,407
                                                                          2014   1.847           2.015                 153,970
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.372           1.391                 195,220
                                                                          2015   1.387           1.372                 208,525
                                                                          2014   1.318           1.387                 342,800
                                                                          2013   1.351           1.318                 485,307
                                                                          2012   1.277           1.351                 627,295
                                                                          2011   1.219           1.277                 725,221
                                                                          2010   1.145           1.219                 845,173
                                                                          2009   1.064           1.145                 908,048
                                                                          2008   1.120           1.064                 829,223
                                                                          2007   1.072           1.120                 792,939

                 VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.819
                                                                                 2015   1.739
                                                                                 2014   1.622
                                                                                 2013   1.227
                                                                                 2012   1.090
                                                                                 2011   1.215
                                                                                 2010   1.030
                                                                                 2009   0.818
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.402
                                                                                 2015   1.424
                                                                                 2014   1.446
                                                                                 2013   1.469
                                                                                 2012   1.492
                                                                                 2011   1.515
                                                                                 2010   1.531
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.759
                                                                                 2008   1.289
                                                                                 2007   1.311
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.734
                                                                                 2008   1.351
                                                                                 2007   1.321
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.190
                                                                                 2012   1.045
                                                                                 2011   1.132
                                                                                 2010   1.004
                                                                                 2009   0.838
                                                                                 2008   1.396
                                                                                 2007   1.362
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.122
                                                                                 2015   2.097
                                                                                 2014   1.917
                                                                                 2013   1.468
                                                                                 2012   1.345
                                                                                 2011   1.410
                                                                                 2010   1.244
                                                                                 2009   0.846
                                                                                 2008   1.584
                                                                                 2007   1.336
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.502
                                                                                 2015   2.294
                                                                                 2014   2.136
                                                                                 2013   1.584
                                                                                 2012   1.389
                                                                                 2011   1.404
                                                                                 2010   1.277
                                                                                 2009   0.927
                                                                                 2008   1.397
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.788
                                                                                 2015   1.778
                                                                                 2014   1.636
                                                                                 2013   1.246
                                                                                 2012   1.124
                                                                                 2011   1.270
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.933
                                                                                 2010   0.819
                                                                                 2009   0.632
                                                                                 2008   1.078
                                                                                 2007   1.061
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.328
                                                                                 2015   1.357
                                                                                 2014   1.319
                                                                                 2013   1.284
                                                                                 2012   1.195
                                                                                 2011   1.175
                                                                                 2010   1.085
                                                                                 2009   0.914
                                                                                 2008   1.084
                                                                                 2007   1.043



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 1.793                 208,704
                                                                                 1.819                 211,762
                                                                                 1.739                 262,092
                                                                                 1.622                 315,691
                                                                                 1.227                 316,053
                                                                                 1.090                 317,484
                                                                                 1.215                 318,187
                                                                                 1.030                 239,124
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 1.383               1,998,283
                                                                                 1.402               1,982,452
                                                                                 1.424               1,811,475
                                                                                 1.446               2,113,489
                                                                                 1.469               2,596,091
                                                                                 1.492               3,310,766
                                                                                 1.515               1,629,737
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 0.750                      --
                                                                                 0.759                   2,007
                                                                                 1.289                   2,016
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.766                      --
                                                                                 0.734                 154,813
                                                                                 1.351                 153,186
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.310                      --
                                                                                 1.190                 160,883
                                                                                 1.045                 215,025
                                                                                 1.132                 269,583
                                                                                 1.004                 286,091
                                                                                 0.838                 304,604
                                                                                 1.396                 363,098
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2.200                  86,350
                                                                                 2.122                  87,890
                                                                                 2.097                 125,172
                                                                                 1.917                 168,712
                                                                                 1.468                 169,359
                                                                                 1.345                 169,961
                                                                                 1.410                 200,943
                                                                                 1.244                 136,985
                                                                                 0.846                 137,565
                                                                                 1.584                 142,130
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2.468                     937
                                                                                 2.502                     927
                                                                                 2.294                   3,626
                                                                                 2.136                   4,405
                                                                                 1.584                   4,322
                                                                                 1.389                   4,375
                                                                                 1.404                   4,439
                                                                                 1.277                   4,401
                                                                                 0.927                   4,544
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 1.885                 310,789
                                                                                 1.788                 526,442
                                                                                 1.778                 502,467
                                                                                 1.636                 760,615
                                                                                 1.246               1,117,554
                                                                                 1.124               1,238,031
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 1.011                      --
                                                                                 0.933                  26,785
                                                                                 0.819                  28,414
                                                                                 0.632                  29,915
                                                                                 1.078                  35,574
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.367                 405,402
                                                                                 1.328                 438,596
                                                                                 1.357                 621,625
                                                                                 1.319                 682,423
                                                                                 1.284                 621,625
                                                                                 1.195                 647,040
                                                                                 1.175                 787,826
                                                                                 1.085                 831,264
                                                                                 0.914                 762,292
                                                                                 1.084                      --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2016   1.342           1.402                      --
                                                                        2015   1.378           1.342                 124,832
                                                                        2014   1.333           1.378                 148,070
                                                                        2013   1.221           1.333                 397,507
                                                                        2012   1.112           1.221                 249,628
                                                                        2011   1.118           1.112                 274,017
                                                                        2010   1.018           1.118                 286,483
                                                                        2009   0.836           1.018                 168,559
                                                                        2008   1.083           0.836                 181,770
                                                                        2007   1.050           1.083                 136,129
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2016   1.337           1.410                 183,448
                                                                        2015   1.375           1.337                 518,578
                                                                        2014   1.330           1.375                 281,332
                                                                        2013   1.145           1.330                 304,622
                                                                        2012   1.027           1.145                 322,677
                                                                        2011   1.057           1.027                 340,538
                                                                        2010   0.949           1.057                 857,655
                                                                        2009   0.761           0.949                 467,157
                                                                        2008   1.084           0.761                 497,690
                                                                        2007   1.055           1.084                 307,398
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.313           1.398                  12,804
                                                                        2015   1.356           1.313                 115,654
                                                                        2014   1.309           1.356                  40,434
                                                                        2013   1.070           1.309                  29,554
                                                                        2012   0.942           1.070                  29,554
                                                                        2011   0.994           0.942                  66,492
                                                                        2010   0.880           0.994                  66,656
                                                                        2009   0.692           0.880                  66,927
                                                                        2008   1.084           0.692                  70,481
                                                                        2007   1.060           1.084                 104,848
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   2.071           2.272                 526,669
                                                                        2015   2.085           2.071                 220,717
                                                                        2014   1.872           2.085                 287,462
                                                                        2013   1.444           1.872                 310,467
                                                                        2012   1.270           1.444                 270,621
                                                                        2011   1.269           1.270                 278,026
                                                                        2010   1.126           1.269                 352,326
                                                                        2009   0.915           1.126                 370,799
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2016   1.774           1.904                 586,042
                                                                        2015   1.808           1.774                 819,821
                                                                        2014   1.694           1.808               1,099,455
                                                                        2013   1.449           1.694               1,346,712
                                                                        2012   1.321           1.449               1,406,117
                                                                        2011   1.313           1.321               2,010,146
                                                                        2010   1.214           1.313               2,092,791
                                                                        2009   1.042           1.214               2,189,833
                                                                        2008   1.362           1.042               2,358,562
                                                                        2007   1.328           1.362               2,660,826
 MSF MFS(R) Value Subaccount (Class A) (4/06).......................... 2016   2.403           2.707                      --
                                                                        2015   2.444           2.403                      --
                                                                        2014   2.240           2.444                      --
                                                                        2013   1.676           2.240                      --
                                                                        2012   1.460           1.676                      --
                                                                        2011   1.470           1.460                      --
                                                                        2010   1.340           1.470                      --
                                                                        2009   1.126           1.340                      --
                                                                        2008   1.488           1.126                      --
                                                                        2007   1.404           1.488                 650,580
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.921           1.920                      --
                                                                        2015   1.765           1.921                      --
                                                                        2014   1.647           1.765                      --
                                                                        2013   1.206           1.647                      --
                                                                        2012   1.032           1.206                      --
                                                                        2011   1.062           1.032                      --
                                                                        2010   0.924           1.062                      --
                                                                        2009   0.656           0.924                      --
                                                                        2008   1.149           0.656                      --
                                                                        2007   1.069           1.149                      --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 2016   1.448
                                                                                  2015   1.501
                                                                                  2014   1.448
                                                                                  2013   1.458
                                                                                  2012   1.331
                                                                                  2011   1.312
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................. 2007   1.120
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 2009   1.208
                                                                                  2008   1.171
                                                                                  2007   1.093
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)..................... 2007   1.880
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).......................... 2007   1.874



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 1.544                  28,360
                                                                                  1.448                  31,862
                                                                                  1.501                  34,762
                                                                                  1.448                  74,514
                                                                                  1.458                  75,033
                                                                                  1.331                  85,363
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................. 1.143                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 1.248                      --
                                                                                  1.208               3,541,041
                                                                                  1.171               4,065,770
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)..................... 2.036                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).......................... 2.001                      --





                                 VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.275           1.213                    --
                                                                       2007   1.117           1.275                 5,206
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.061           2.022                 3,746
                                                                       2015   1.976           2.061                 3,752
                                                                       2014   1.980           1.976                11,391
                                                                       2013   1.572           1.980                11,402
                                                                       2012   1.315           1.572                11,413
                                                                       2011   1.480           1.315                11,427
                                                                       2010   1.358           1.480                11,442
                                                                       2009   0.978           1.358                11,458
                                                                       2008   1.628           0.978                11,265
                                                                       2007   1.454           1.628                11,280
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   1.871           1.998                11,521
                                                                       2015   1.795           1.871                11,783
                                                                       2014   1.696           1.795                12,014
                                                                       2013   1.337           1.696                17,327
                                                                       2012   1.163           1.337                17,556
                                                                       2011   1.245           1.163                17,822
                                                                       2010   1.076           1.245                18,097
                                                                       2009   0.791           1.076                18,397
                                                                       2008   1.448           0.791                18,757
                                                                       2007   1.322           1.448                19,046
 American Funds Growth-Income Subaccount (Class 2) (11/99)............ 2016   1.626           1.768                12,430
                                                                       2015   1.643           1.626                12,452
                                                                       2014   1.523           1.643                12,474
                                                                       2013   1.169           1.523                24,802
                                                                       2012   1.021           1.169                25,797
                                                                       2011   1.066           1.021                26,998
                                                                       2010   0.981           1.066                28,249
                                                                       2009   0.766           0.981                31,707
                                                                       2008   1.264           0.766                33,395
                                                                       2007   1.234           1.264                43,620
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)........ 2016   1.960           2.063                27,492
                                                                       2015   1.999           1.960                27,898
                                                                       2014   1.833           1.999                21,527
                                                                       2013   1.433           1.833                21,832
                                                                       2012   1.263           1.433                22,177
                                                                       2011   1.330           1.263                22,576
                                                                       2010   1.165           1.330                22,987
                                                                       2009   0.880           1.165                23,437
                                                                       2008   1.573           0.880                15,016
                                                                       2007   1.373           1.573                15,447

              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.238
                                                                              2015   2.332
                                                                              2014   2.255
                                                                              2013   1.702
                                                                              2012   1.523
                                                                              2011   1.752
                                                                              2010   1.397
                                                                              2009   1.025
                                                                              2008   1.741
                                                                              2007   1.547
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.371
                                                                              2015   1.512
                                                                              2014   1.482
                                                                              2013   1.334
                                                                              2012   1.214
                                                                              2011   1.216
                                                                              2010   1.106
                                                                              2009   0.837
                                                                              2008   1.219
                                                                              2007   1.205
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.676
                                                                              2015   1.765
                                                                              2014   1.684
                                                                              2013   1.250
                                                                              2012   1.156
                                                                              2011   1.246
                                                                              2010   1.001
                                                                              2009   0.715
                                                                              2008   1.274
                                                                              2007   1.175
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.458
                                                                              2007   1.957
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.296
                                                                              2015   1.421
                                                                              2014   1.640
                                                                              2013   1.367
                                                                              2012   1.186
                                                                              2011   1.360
                                                                              2010   1.287
                                                                              2009   0.963
                                                                              2008   1.655
                                                                              2007   1.470
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2016   2.386
                                                                              2015   2.358
                                                                              2014   2.154
                                                                              2013   1.672
                                                                              2012   1.466
                                                                              2011   1.528
                                                                              2010   1.248
                                                                              2009   0.886
                                                                              2008   1.619
                                                                              2007   1.363
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.113
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 2010   0.859
                                                                              2009   0.729
                                                                              2008   1.273
                                                                              2007   1.244



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2.443                20,990
                                                                              2.238                21,106
                                                                              2.332                15,481
                                                                              2.255                15,568
                                                                              1.702                15,667
                                                                              1.523                15,782
                                                                              1.752                15,900
                                                                              1.397                16,029
                                                                              1.025                 6,192
                                                                              1.741                 6,311
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.525                 2,768
                                                                              1.371                 2,914
                                                                              1.512                 3,041
                                                                              1.482                 3,151
                                                                              1.334                 3,274
                                                                              1.214                 3,417
                                                                              1.216                 3,564
                                                                              1.106                 3,725
                                                                              0.837                 3,920
                                                                              1.219                 4,076
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 1.703                    --
                                                                              1.676                    --
                                                                              1.765                    --
                                                                              1.684                 6,127
                                                                              1.250                 6,786
                                                                              1.156                 7,579
                                                                              1.246                 8,404
                                                                              1.001                 9,306
                                                                              0.715                10,423
                                                                              1.274                10,423
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 1.134                    --
                                                                              2.458                    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.355                 3,604
                                                                              1.296                 3,793
                                                                              1.421                 3,959
                                                                              1.640                 4,101
                                                                              1.367                 4,262
                                                                              1.186                 4,448
                                                                              1.360                 4,639
                                                                              1.287                 4,848
                                                                              0.963                17,031
                                                                              1.655                17,241
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2.609                    --
                                                                              2.386                    --
                                                                              2.358                11,318
                                                                              2.154                11,324
                                                                              1.672                11,333
                                                                              1.466                11,342
                                                                              1.528                11,352
                                                                              1.248                11,363
                                                                              0.886                11,374
                                                                              1.619                    --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 1.181                    --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 0.907                    --
                                                                              0.859                10,966
                                                                              0.729                10,976
                                                                              1.273                10,983

                 VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2016   2.127
                                                                                    2015   2.219
                                                                                    2014   1.890
                                                                                    2013   1.311
                                                                                    2012   1.133
                                                                                    2011   1.133
                                                                                    2010   0.929
                                                                                    2009   0.708
                                                                                    2008   1.218
                                                                                    2007   1.231
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 2014   1.426
                                                                                    2013   1.106
                                                                                    2012   0.987
                                                                                    2011   1.079
                                                                                    2010   0.948
                                                                                    2009   0.752
                                                                                    2008   1.215
                                                                                    2007   1.231
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   1.765
                                                                                    2015   1.781
                                                                                    2014   1.645
                                                                                    2013   1.297
                                                                                    2012   1.148
                                                                                    2011   1.147
                                                                                    2010   1.044
                                                                                    2009   0.876
                                                                                    2008   1.271
                                                                                    2007   1.202
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.804
                                                                                    2008   1.168
                                                                                    2007   1.171
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   0.995
                                                                                    2010   0.905
                                                                                    2009   0.662
                                                                                    2008   1.173
                                                                                    2007   1.181
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.068
                                                                                    2010   0.979
                                                                                    2009   0.822
                                                                                    2008   1.180
                                                                                    2007   1.137
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.594
                                                                                    2015   1.708
                                                                                    2014   1.542
                                                                                    2013   1.255
                                                                                    2012   1.127
                                                                                    2011   1.153
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.422
                                                                                    2015   1.526
                                                                                    2014   1.379
                                                                                    2013   1.125
                                                                                    2012   1.011
                                                                                    2011   0.962
                                                                                    2010   0.880
                                                                                    2009   0.736
                                                                                    2008   1.160
                                                                                    2007   1.129
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.761
                                                                                    2015   1.645
                                                                                    2014   1.480
                                                                                    2013   1.100
                                                                                    2012   0.938
                                                                                    2011   0.968
                                                                                    2010   0.903
                                                                                    2009   0.651
                                                                                    2008   1.064
                                                                                    2007   1.036



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2.099                  4,233
                                                                                    2.127                  4,378
                                                                                    2.219                  4,506
                                                                                    1.890                 19,972
                                                                                    1.311                 21,749
                                                                                    1.133                 23,881
                                                                                    1.133                 26,097
                                                                                    0.929                 28,522
                                                                                    0.708                 31,520
                                                                                    1.218                 31,678
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 1.430                     --
                                                                                    1.426                     --
                                                                                    1.106                     --
                                                                                    0.987                     --
                                                                                    1.079                     --
                                                                                    0.948                     --
                                                                                    0.752                     --
                                                                                    1.215                     --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 1.889                  4,239
                                                                                    1.765                  4,462
                                                                                    1.781                  4,656
                                                                                    1.645                  4,824
                                                                                    1.297                  5,013
                                                                                    1.148                  5,232
                                                                                    1.147                  5,457
                                                                                    1.044                  5,703
                                                                                    0.876                  6,001
                                                                                    1.271                  6,240
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 0.788                     --
                                                                                    0.804                     --
                                                                                    1.168                     --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 1.048                     --
                                                                                    0.995                 16,884
                                                                                    0.905                 16,897
                                                                                    0.662                 16,911
                                                                                    1.173                 16,923
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 1.157                     --
                                                                                    1.068                     --
                                                                                    0.979                     --
                                                                                    0.822                     --
                                                                                    1.180                     --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 1.788                     --
                                                                                    1.594                     --
                                                                                    1.708                     --
                                                                                    1.542                     --
                                                                                    1.255                     --
                                                                                    1.127                     --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 1.592                191,394
                                                                                    1.422                191,405
                                                                                    1.526                191,416
                                                                                    1.379                205,286
                                                                                    1.125                205,286
                                                                                    1.011                205,299
                                                                                    0.962                205,314
                                                                                    0.880                214,154
                                                                                    0.736                214,171
                                                                                    1.160                219,668
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 1.845                     --
                                                                                    1.761                     --
                                                                                    1.645                     --
                                                                                    1.480                     --
                                                                                    1.100                     --
                                                                                    0.938                     --
                                                                                    0.968                     --
                                                                                    0.903                     --
                                                                                    0.651                     --
                                                                                    1.064                     --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2016   1.652
                                                                                      2015   1.744
                                                                                      2014   1.601
                                                                                      2013   1.240
                                                                                      2012   1.091
                                                                                      2011   1.066
                                                                                      2010   0.999
                                                                                      2009   0.822
                                                                                      2008   1.310
                                                                                      2007   1.293
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................... 2016   2.054
                                                                                      2015   2.059
                                                                                      2014   1.952
                                                                                      2013   1.457
                                                                                      2012   1.267
                                                                                      2011   1.352
                                                                                      2010   1.132
                                                                                      2009   0.853
                                                                                      2008   1.352
                                                                                      2007   1.294
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   2.162
                                                                                      2015   2.318
                                                                                      2014   2.284
                                                                                      2013   1.592
                                                                                      2012   1.367
                                                                                      2011   1.383
                                                                                      2010   1.132
                                                                                      2009   0.813
                                                                                      2008   1.407
                                                                                      2007   1.311
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.761
                                                                                      2008   1.249
                                                                                      2007   1.220
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.141
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.632
                                                                                      2015   1.654
                                                                                      2014   1.701
                                                                                      2013   1.597
                                                                                      2012   1.390
                                                                                      2011   1.391
                                                                                      2010   1.223
                                                                                      2009   0.784
                                                                                      2008   1.148
                                                                                      2007   1.174
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.937
                                                                                      2010   0.879
                                                                                      2009   0.768
                                                                                      2008   0.999
                                                                                      2007   1.011
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.166
                                                                                      2010   1.072
                                                                                      2009   0.921
                                                                                      2008   1.094
                                                                                      2007   1.100
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.017
                                                                                      2009   1.040
                                                                                      2008   1.039
                                                                                      2007   1.016
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.235
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.316
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.266
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.340



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 1.821                    --
                                                                                      1.652                    --
                                                                                      1.744                    --
                                                                                      1.601                    --
                                                                                      1.240                    --
                                                                                      1.091                    --
                                                                                      1.066                    --
                                                                                      0.999                    --
                                                                                      0.822                    --
                                                                                      1.310                    --
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................... 2.190                    --
                                                                                      2.054                    --
                                                                                      2.059                    --
                                                                                      1.952                    --
                                                                                      1.457                    --
                                                                                      1.267                    --
                                                                                      1.352                    --
                                                                                      1.132                    --
                                                                                      0.853                    --
                                                                                      1.352                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2.231                 2,443
                                                                                      2.162                 2,445
                                                                                      2.318                 2,447
                                                                                      2.284                 2,449
                                                                                      1.592                 2,452
                                                                                      1.367                 2,455
                                                                                      1.383                 2,458
                                                                                      1.132                 2,462
                                                                                      0.813                 2,466
                                                                                      1.407                14,686
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 0.739                    --
                                                                                      0.761                    --
                                                                                      1.249                    --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 1.154                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 1.665                    --
                                                                                      1.632                    --
                                                                                      1.654                    --
                                                                                      1.701                    --
                                                                                      1.597                    --
                                                                                      1.390                    --
                                                                                      1.391                    --
                                                                                      1.223                    --
                                                                                      0.784                    --
                                                                                      1.148                    --
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.923                    --
                                                                                      0.937                    --
                                                                                      0.879                    --
                                                                                      0.768                    --
                                                                                      0.999                    --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.186                    --
                                                                                      1.166                    --
                                                                                      1.072                    --
                                                                                      0.921                    --
                                                                                      1.094                    --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.008                    --
                                                                                      1.017                71,392
                                                                                      1.040                91,296
                                                                                      1.039                91,346
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.292                    --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.400                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.311                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.473                    --

              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................. 2016   1.056
                                                                              2015   1.096
                                                                              2014   0.988
                                                                              2013   0.977
                                                                              2012   0.793
                                                                              2011   0.858
                                                                              2010   0.757
                                                                              2009   0.574
                                                                              2008   1.008
                                                                              2007   1.213
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   1.990
                                                                              2013   1.581
                                                                              2012   1.320
                                                                              2011   1.460
                                                                              2010   1.365
                                                                              2009   0.977
                                                                              2008   1.723
                                                                              2007   1.354
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.162
                                                                              2015   2.305
                                                                              2014   2.061
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.718
                                                                              2015   1.841
                                                                              2014   1.998
                                                                              2013   1.566
                                                                              2012   1.241
                                                                              2011   1.479
                                                                              2010   1.299
                                                                              2009   0.857
                                                                              2008   1.482
                                                                              2007   1.533
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.195
                                                                              2015   1.346
                                                                              2014   1.259
                                                                              2013   0.991
                                                                              2012   0.886
                                                                              2011   0.943
                                                                              2010   0.770
                                                                              2009   0.624
                                                                              2008   1.045
                                                                              2007   1.065
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.088
                                                                              2015   2.171
                                                                              2014   2.058
                                                                              2013   1.501
                                                                              2012   1.299
                                                                              2011   1.343
                                                                              2010   1.089
                                                                              2009   0.832
                                                                              2008   1.389
                                                                              2007   1.279
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.638
                                                                              2015   1.810
                                                                              2014   1.774
                                                                              2013   1.365
                                                                              2012   1.210
                                                                              2011   1.380
                                                                              2010   1.184
                                                                              2009   0.940
                                                                              2008   1.289
                                                                              2007   1.335
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.319
                                                                              2015   1.570
                                                                              2014   1.722
                                                                              2013   1.858
                                                                              2012   1.602
                                                                              2011   2.021
                                                                              2010   1.675
                                                                              2009   1.017
                                                                              2008   2.233



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................. 1.042                 4,816
                                                                              1.056                 5,069
                                                                              1.096                 5,291
                                                                              0.988                 5,481
                                                                              0.977                 5,696
                                                                              0.793                 5,944
                                                                              0.858                 6,200
                                                                              0.757                 6,479
                                                                              0.574                 6,818
                                                                              1.008                 7,090
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2.067                    --
                                                                              1.990                10,180
                                                                              1.581                10,187
                                                                              1.320                10,196
                                                                              1.460                15,196
                                                                              1.365                15,209
                                                                              0.977                10,225
                                                                              1.723                    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2.172                 5,743
                                                                              2.162                 5,746
                                                                              2.305                10,174
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 1.817                 4,169
                                                                              1.718                 4,388
                                                                              1.841                 4,580
                                                                              1.998                12,947
                                                                              1.566                14,015
                                                                              1.241                15,292
                                                                              1.479                16,617
                                                                              1.299                18,067
                                                                              0.857                19,856
                                                                              1.482                20,091
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 1.346                20,920
                                                                              1.195                21,544
                                                                              1.346                22,091
                                                                              1.259                42,803
                                                                              0.991                44,444
                                                                              0.886                46,398
                                                                              0.943                48,422
                                                                              0.770                53,037
                                                                              0.624                55,760
                                                                              1.045                57,937
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2.275                    --
                                                                              2.088                    --
                                                                              2.171                 4,982
                                                                              2.058                 4,985
                                                                              1.501                 4,987
                                                                              1.299                 4,989
                                                                              1.343                    --
                                                                              1.089                    --
                                                                              0.832                    --
                                                                              1.389                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2.090                 2,406
                                                                              1.638                 2,532
                                                                              1.810                 2,643
                                                                              1.774                 2,738
                                                                              1.365                 2,845
                                                                              1.210                 2,969
                                                                              1.380                 3,097
                                                                              1.184                 3,236
                                                                              0.940                 3,406
                                                                              1.289                 3,541
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 1.435                    --
                                                                              1.319                    --
                                                                              1.570                17,686
                                                                              1.722                17,695
                                                                              1.858                17,705
                                                                              1.602                17,717
                                                                              2.021                17,730
                                                                              1.675                17,744
                                                                              1.017                 9,141

VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.711           0.674                    --
                                                                           2008   1.272           0.711                    --
                                                                           2007   1.165           1.272                    --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................... 2016   1.085           1.085                    --
                                                                           2015   1.085           1.085                    --
                                                                           2014   1.085           1.085                    --
                                                                           2013   1.025           1.085                    --
                                                                           2012   0.860           1.025                10,942
                                                                           2011   0.946           0.860                10,949
                                                                           2010   0.910           0.946                10,958
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.368           1.430                    --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   1.772           1.871                 4,828
                                                                           2015   1.739           1.772                 5,082
                                                                           2014   1.569           1.739                 5,304
                                                                           2013   1.199           1.569                 5,494
                                                                           2012   1.083           1.199                 5,710
                                                                           2011   1.108           1.083                 5,959
                                                                           2010   1.009           1.108                 6,215
                                                                           2009   0.868           1.009                 6,497
                                                                           2008   1.420           0.868                 6,839
                                                                           2007   1.418           1.420                 7,112
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2016   1.151           1.223                    --
                                                                           2015   1.204           1.151                    --
                                                                           2014   1.175           1.204                    --
                                                                           2013   0.930           1.175                 6,457
                                                                           2012   0.817           0.930                 6,461
                                                                           2011   0.961           0.817                 6,465
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............... 2016   1.153           1.476                 4,966
                                                                           2015   1.249           1.153                 4,971
                                                                           2014   1.259           1.249                 4,975
                                                                           2013   0.975           1.259                 4,979
                                                                           2012   0.847           0.975                 4,984
                                                                           2011   0.955           0.847                 4,991
                                                                           2010   0.816           0.955                 4,997
                                                                           2009   0.662           0.816                 5,005
                                                                           2008   0.967           0.662                 5,013
                                                                           2007   1.023           0.967                 5,019
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *......... 2016   1.390           1.344                    --
                                                                           2015   1.451           1.390                    --
                                                                           2014   1.599           1.451                    --
                                                                           2013   1.374           1.599                    --
                                                                           2012   1.208           1.374                    --
                                                                           2011   1.387           1.208                    --
                                                                           2010   1.276           1.387                    --
                                                                           2009   0.995           1.276                    --
                                                                           2008   1.769           0.995                    --
                                                                           2007   1.695           1.769                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................. 2013   1.014           1.096                    --
                                                                           2012   0.988           1.014                    --
                                                                           2011   1.069           0.988                    --
                                                                           2010   0.892           1.069                    --
                                                                           2009   0.669           0.892                    --
                                                                           2008   1.112           0.669                    --
                                                                           2007   1.262           1.112                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............. 2016   1.279           1.250                    --
                                                                           2015   1.262           1.279                    --
                                                                           2014   1.266           1.262                    --
                                                                           2013   1.021           1.266                    --
                                                                           2012   0.864           1.021                    --
                                                                           2011   0.968           0.864                    --
                                                                           2010   0.856           0.968                    --
                                                                           2009   0.628           0.856                    --
                                                                           2008   1.083           0.628                    --
                                                                           2007   1.045           1.083                    --

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.218           1.249                    --
                                                                          2015   1.286           1.218                    --
                                                                          2014   1.278           1.286                    --
                                                                          2013   1.439           1.278                 5,516
                                                                          2012   1.350           1.439                 5,519
                                                                          2011   1.242           1.350                 5,523
                                                                          2010   1.179           1.242                 5,527
                                                                          2009   1.021           1.179                 5,532
                                                                          2008   1.121           1.021                22,786
                                                                          2007   1.065           1.121                22,800
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.405           1.406                15,548
                                                                          2015   1.440           1.405                15,862
                                                                          2014   1.417           1.440                26,041
                                                                          2013   1.482           1.417                42,348
                                                                          2012   1.390           1.482                43,587
                                                                          2011   1.382           1.390                45,073
                                                                          2010   1.310           1.382                46,615
                                                                          2009   1.182           1.310                52,752
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.617           1.622                    --
                                                                          2015   1.657           1.617                    --
                                                                          2014   1.528           1.657                    --
                                                                          2013   1.178           1.528                    --
                                                                          2012   1.092           1.178                    --
                                                                          2011   1.173           1.092                    --
                                                                          2010   1.035           1.173                    --
                                                                          2009   0.856           1.035                    --
                                                                          2008   1.307           0.856                    --
                                                                          2007   1.277           1.307                    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.160           1.276                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.591           1.626                    --
                                                                          2015   1.652           1.591                    --
                                                                          2014   1.620           1.652                    --
                                                                          2013   1.636           1.620                    --
                                                                          2012   1.503           1.636                    --
                                                                          2011   1.487           1.503                    --
                                                                          2010   1.359           1.487                    --
                                                                          2009   1.047           1.359                    --
                                                                          2008   1.203           1.047                    --
                                                                          2007   1.156           1.203                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.292           1.461                20,224
                                                                          2015   1.374           1.292                21,288
                                                                          2014   1.244           1.374                22,218
                                                                          2013   0.953           1.244                29,242
                                                                          2012   0.829           0.953                30,148
                                                                          2011   0.885           0.829                31,197
                                                                          2010   0.776           0.885                32,274
                                                                          2009   0.672           0.776                33,453
                                                                          2008   1.082           0.672                34,883
                                                                          2007   1.069           1.082                46,537
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.461           1.654                    --
                                                                          2015   1.552           1.461                    --
                                                                          2014   1.432           1.552                    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.216           1.222                 5,087
                                                                          2015   1.242           1.216                 5,355
                                                                          2014   1.191           1.242                 5,589
                                                                          2013   1.232           1.191                 5,790
                                                                          2012   1.177           1.232                 6,017
                                                                          2011   1.134           1.177                 6,280
                                                                          2010   1.075           1.134                 6,549
                                                                          2009   1.008           1.075                 6,845
                                                                          2008   1.072           1.008                 7,203
                                                                          2007   1.036           1.072                 7,490

               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.446
                                                                                 2015   1.395
                                                                                 2014   1.313
                                                                                 2013   1.003
                                                                                 2012   0.900
                                                                                 2011   1.013
                                                                                 2010   0.867
                                                                                 2009   0.692
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.041
                                                                                 2015   1.068
                                                                                 2014   1.095
                                                                                 2013   1.123
                                                                                 2012   1.151
                                                                                 2011   1.180
                                                                                 2010   1.200
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.654
                                                                                 2008   1.122
                                                                                 2007   1.152
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.627
                                                                                 2008   1.165
                                                                                 2007   1.150
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   0.989
                                                                                 2012   0.877
                                                                                 2011   0.959
                                                                                 2010   0.859
                                                                                 2009   0.724
                                                                                 2008   1.217
                                                                                 2007   1.199
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.609
                                                                                 2015   1.605
                                                                                 2014   1.482
                                                                                 2013   1.145
                                                                                 2012   1.059
                                                                                 2011   1.121
                                                                                 2010   0.998
                                                                                 2009   0.686
                                                                                 2008   1.296
                                                                                 2007   1.104
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.025
                                                                                 2015   1.874
                                                                                 2014   1.762
                                                                                 2013   1.318
                                                                                 2012   1.168
                                                                                 2011   1.191
                                                                                 2010   1.094
                                                                                 2009   0.801
                                                                                 2008   1.216
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.408
                                                                                 2015   1.413
                                                                                 2014   1.313
                                                                                 2013   1.009
                                                                                 2012   0.919
                                                                                 2011   1.045
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.892
                                                                                 2010   0.790
                                                                                 2009   0.616
                                                                                 2008   1.061
                                                                                 2007   1.054
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.211
                                                                                 2015   1.249
                                                                                 2014   1.226
                                                                                 2013   1.205
                                                                                 2012   1.132
                                                                                 2011   1.124
                                                                                 2010   1.047
                                                                                 2009   0.891
                                                                                 2008   1.067
                                                                                 2007   1.036



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 1.411                    --
                                                                                 1.446                    --
                                                                                 1.395                    --
                                                                                 1.313                    --
                                                                                 1.003                    --
                                                                                 0.900                    --
                                                                                 1.013                    --
                                                                                 0.867                    --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 1.018                    --
                                                                                 1.041                    --
                                                                                 1.068                    --
                                                                                 1.095                    --
                                                                                 1.123                    --
                                                                                 1.151                59,910
                                                                                 1.180                59,944
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 0.645                    --
                                                                                 0.654                    --
                                                                                 1.122                    --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.653                    --
                                                                                 0.627                    --
                                                                                 1.165                    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.086                    --
                                                                                 0.989                    --
                                                                                 0.877                    --
                                                                                 0.959                    --
                                                                                 0.859                    --
                                                                                 0.724                    --
                                                                                 1.217                    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 1.652                    --
                                                                                 1.609                    --
                                                                                 1.605                    --
                                                                                 1.482                    --
                                                                                 1.145                    --
                                                                                 1.059                    --
                                                                                 1.121                    --
                                                                                 0.998                    --
                                                                                 0.686                    --
                                                                                 1.296                    --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 1.978                    --
                                                                                 2.025                    --
                                                                                 1.874                    --
                                                                                 1.762                 3,060
                                                                                 1.318                 3,389
                                                                                 1.168                 3,785
                                                                                 1.191                 4,197
                                                                                 1.094                 4,648
                                                                                 0.801                 5,206
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 1.470                    --
                                                                                 1.408                    --
                                                                                 1.413                    --
                                                                                 1.313                16,850
                                                                                 1.009                16,860
                                                                                 0.919                16,871
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 0.964                    --
                                                                                 0.892                 6,470
                                                                                 0.790                 6,475
                                                                                 0.616                 6,481
                                                                                 1.061                22,245
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.235                    --
                                                                                 1.211                    --
                                                                                 1.249                    --
                                                                                 1.226                    --
                                                                                 1.205                    --
                                                                                 1.132                    --
                                                                                 1.124                    --
                                                                                 1.047                    --
                                                                                 0.891                    --
                                                                                 1.067                    --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2016   1.224           1.266                    --
                                                                        2015   1.268           1.224                    --
                                                                        2014   1.239           1.268                    --
                                                                        2013   1.146           1.239                    --
                                                                        2012   1.054           1.146                    --
                                                                        2011   1.069           1.054                    --
                                                                        2010   0.983           1.069                    --
                                                                        2009   0.815           0.983                    --
                                                                        2008   1.066           0.815                    --
                                                                        2007   1.043           1.066                    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2016   1.220           1.274                    --
                                                                        2015   1.266           1.220                    --
                                                                        2014   1.236           1.266                    --
                                                                        2013   1.074           1.236                    --
                                                                        2012   0.973           1.074                    --
                                                                        2011   1.011           0.973                    --
                                                                        2010   0.916           1.011                    --
                                                                        2009   0.742           0.916                    --
                                                                        2008   1.067           0.742                    --
                                                                        2007   1.048           1.067                    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.197           1.263                   446
                                                                        2015   1.249           1.197                   447
                                                                        2014   1.217           1.249                   448
                                                                        2013   1.004           1.217                   450
                                                                        2012   0.892           1.004                   451
                                                                        2011   0.950           0.892                   453
                                                                        2010   0.850           0.950                   455
                                                                        2009   0.675           0.850                   458
                                                                        2008   1.066           0.675                   460
                                                                        2007   1.053           1.066                   462
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   4.780           5.193                 2,789
                                                                        2015   4.857           4.780                 2,790
                                                                        2014   4.403           4.857                    --
                                                                        2013   3.428           4.403                    --
                                                                        2012   3.045           3.428                    --
                                                                        2011   3.072           3.045                    --
                                                                        2010   2.751           3.072                    --
                                                                        2009   2.250           2.751                    --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2016   1.475           1.568                18,581
                                                                        2015   1.518           1.475                19,125
                                                                        2014   1.435           1.518                19,600
                                                                        2013   1.239           1.435                26,571
                                                                        2012   1.141           1.239                27,027
                                                                        2011   1.145           1.141                27,563
                                                                        2010   1.068           1.145                28,112
                                                                        2009   0.925           1.068                32,888
                                                                        2008   1.221           0.925                33,617
                                                                        2007   1.202           1.221                36,780
 MSF MFS(R) Value Subaccount (Class A) (4/06).......................... 2016   2.036           2.271                    --
                                                                        2015   2.091           2.036                    --
                                                                        2014   1.934           2.091                    --
                                                                        2013   1.461           1.934                    --
                                                                        2012   1.285           1.461                    --
                                                                        2011   1.306           1.285                    --
                                                                        2010   1.202           1.306                    --
                                                                        2009   1.020           1.202                    --
                                                                        2008   1.452           1.020                    --
                                                                        2007   1.383           1.452                 4,773
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.752           1.735                    --
                                                                        2015   1.625           1.752                    --
                                                                        2014   1.531           1.625                    --
                                                                        2013   1.131           1.531                    --
                                                                        2012   0.978           1.131                    --
                                                                        2011   1.016           0.978                    --
                                                                        2010   0.892           1.016                    --
                                                                        2009   0.640           0.892                    --
                                                                        2008   1.131           0.640                    --
                                                                        2007   1.062           1.131                    --

                VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 2016   1.253
                                                                                  2015   1.311
                                                                                  2014   1.276
                                                                                  2013   1.298
                                                                                  2012   1.196
                                                                                  2011   1.187
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................. 2007   1.043
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 2009   1.145
                                                                                  2008   1.120
                                                                                  2007   1.056
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)..................... 2007   1.579
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).......................... 2007   1.424



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 1.323                    --
                                                                                  1.253                    --
                                                                                  1.311                    --
                                                                                  1.276                    --
                                                                                  1.298                    --
                                                                                  1.196                    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).................. 1.061                    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 1.179                    --
                                                                                  1.145                44,894
                                                                                  1.120                47,971
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)..................... 1.704                    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).......................... 1.516                    --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds and Trusts were renamed.




                     FORMER NAME                                             NEW NAME
----------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Market Equity Portfolio
 Met/Wellington Large Cap Research Portfolio          Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio               Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                    Brighthouse Small Cap Value Portfolio
METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MetLife Asset Allocation 20 Portfolio                Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio


                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-05-09-86

                        PORTFOLIO ARCHITECT XTRA ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect XTRA Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund

     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Small Cap Value Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D

     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense Risk Charge..............................................     1.25%(5)           1.45%(5)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.40%              1.60%
Optional E.S.P. Charge.........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     1.60%              1.80%
Optional GMWB I Charge(maximum upon reset).....................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge(maximum upon reset)....................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     1.65%              1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     1.85%              2.05%

------------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio.


(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.28%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%          0.03%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%       --           0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++.................    0.89%       --           0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%          0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --           0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --           0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.04%
 Invesco Comstock Portfolio -- Class B..........    0.57%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%          0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --           0.05%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%          0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.65%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.33%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................    0.35%       --           0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%     0.25%          --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%     0.25%          --



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --            0.81%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --            0.54%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.75%       --            0.75%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --            1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%           1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++.................   --             1.00%     0.06%           0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%           0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --            0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%           0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%           0.79%
 Invesco Comstock Portfolio -- Class B..........   --             0.84%     0.02%           0.82%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%           0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%           0.73%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%           0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.95%     0.01%           0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%           0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%           0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%           0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.37%       --            0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................   --             0.38%     0.02%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.......................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.......................... 0.60%            0.90%       --            0.90%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.........................    0.05%     0.25%            0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................    0.46%       --             0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................    0.72%     0.10%            0.03%
 MetLife Stock Index Portfolio -- Class B......    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F......    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A.............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................    0.81%       --             0.04%
 Neuberger Berman Genesis Portfolio --
  Class B......................................    0.81%     0.25%            0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.57%       --             0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --             0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++......    0.55%     0.25%            0.16%
 Mid Cap Portfolio.............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund....................    0.78%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio....................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%       --             0.08%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................    0.65%       --           0.63%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse Asset Allocation 80
  Portfolio -- Class B......................... 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.55%       --              0.55%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................   --             0.85%     0.02%             0.83%
 MetLife Stock Index Portfolio -- Class B......   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F......   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A.............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................   --             0.85%     0.01%             0.84%
 Neuberger Berman Genesis Portfolio --
  Class B......................................   --             1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A........... 0.01%            0.61%     0.05%             0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.50%     0.01%             0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++......   --             0.96%       --              0.96%
 Mid Cap Portfolio.............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.................... 0.01%            1.08%     0.02%             1.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.80%       --              0.80%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.75%       --              0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................   --             0.86%     0.06%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio....................................   --             0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................   --             0.83%       --              0.83%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................   --             1.28%     0.39%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 Company
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 Company
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  Company
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation        Subadviser: BlackRock Financial
                                        and prudent investment management.       Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio --                                                     Subadviser: Aberdeen Asset Managers
 Class A++                                                                       Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
Harris Oakmark International         Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --        Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                       Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                             equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                     companies.
Invesco Small Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
Brighthouse Asset Allocation 60            Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Dynamic Capital Appreciation           Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                   Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).

"Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



FINANCIAL STATEMENTS


The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND METLIFE OF CT
                      FUND BD IV FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.081           1.159                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)............... 2016   2.314           2.296               1,261,931
                                                                          2015   2.194           2.314               1,455,562
                                                                          2014   2.175           2.194               1,579,085
                                                                          2013   1.707           2.175               1,873,427
                                                                          2012   1.413           1.707               2,575,202
                                                                          2011   1.573           1.413               3,304,774
                                                                          2010   1.427           1.573               4,508,589
                                                                          2009   1.017           1.427               6,535,556
                                                                          2008   1.674           1.017               8,776,699
                                                                          2007   1.478           1.674              10,269,087
 American Funds Growth Subaccount (Class 2) (11/99)...................... 2016   2.136           2.306               2,537,693
                                                                          2015   2.027           2.136               2,898,705
                                                                          2014   1.894           2.027               3,255,918
                                                                          2013   1.476           1.894               6,218,428
                                                                          2012   1.270           1.476               7,602,606
                                                                          2011   1.346           1.270               9,618,255
                                                                          2010   1.150           1.346              12,820,347
                                                                          2009   0.836           1.150              17,052,704
                                                                          2008   1.514           0.836              23,679,695
                                                                          2007   1.366           1.514              28,314,714
 American Funds Growth-Income Subaccount (Class 2) (11/99)............... 2016   2.191           2.410               2,305,856
                                                                          2015   2.190           2.191               2,590,895
                                                                          2014   2.008           2.190               2,970,203
                                                                          2013   1.525           2.008               3,980,954
                                                                          2012   1.316           1.525               5,226,447
                                                                          2011   1.360           1.316               6,616,776
                                                                          2010   1.238           1.360               9,812,474
                                                                          2009   0.956           1.238              13,595,096
                                                                          2008   1.560           0.956              16,565,581
                                                                          2007   1.507           1.560              19,324,301
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).................. 2007   1.664           1.744                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)............. 2008   1.109           1.062                      --
                                                                          2007   1.050           1.109                 937,157
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)....... 2008   1.017           0.961                      --
                                                                          2007   1.160           1.017               2,769,217

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)...................... 2016   2.004
                                                                                      2015   2.024
                                                                                      2014   1.838
                                                                                      2013   1.423
                                                                                      2012   1.243
                                                                                      2011   1.297
                                                                                      2010   1.124
                                                                                      2009   0.842
                                                                                      2008   1.490
                                                                                      2007   1.288
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.052
                                                                                      2015   2.060
                                                                                      2014   1.888
                                                                                      2013   1.385
                                                                                      2012   1.149
                                                                                      2011   1.198
                                                                                      2010   1.030
                                                                                      2009   0.769
                                                                                      2008   1.330
                                                                                      2007   1.263
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   3.149
                                                                                      2015   3.247
                                                                                      2014   3.105
                                                                                      2013   2.317
                                                                                      2012   2.052
                                                                                      2011   2.334
                                                                                      2010   1.841
                                                                                      2009   1.336
                                                                                      2008   2.243
                                                                                      2007   1.972
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.589
                                                                                      2007   2.826
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2016   1.371
                                                                                      2015   1.487
                                                                                      2014   1.696
                                                                                      2013   1.399
                                                                                      2012   1.200
                                                                                      2011   1.362
                                                                                      2010   1.274
                                                                                      2009   0.943
                                                                                      2008   1.603
                                                                                      2007   1.408
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.096
                                                                                      2009   0.885
                                                                                      2008   1.264
                                                                                      2007   1.053
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   0.732
                                                                                      2007   0.679
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   0.510
                                                                                      2010   0.415
                                                                                      2009   0.269
                                                                                      2008   0.486
                                                                                      2007   0.405
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.811
                                                                                      2015   2.901
                                                                                      2014   2.443
                                                                                      2013   1.677
                                                                                      2012   1.432
                                                                                      2011   1.417
                                                                                      2010   1.150
                                                                                      2009   0.867
                                                                                      2008   1.475
                                                                                      2007   1.527



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)...................... 2.129                 957,374
                                                                                      2.004               1,079,968
                                                                                      2.024               1,262,400
                                                                                      1.838               1,369,149
                                                                                      1.423               1,597,943
                                                                                      1.243               1,967,996
                                                                                      1.297               2,388,294
                                                                                      1.124               2,649,177
                                                                                      0.842               3,155,346
                                                                                      1.490               3,836,656
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.077                  35,139
                                                                                      2.052                  35,955
                                                                                      2.060                  37,814
                                                                                      1.888                  41,317
                                                                                      1.385                  50,461
                                                                                      1.149                  54,735
                                                                                      1.198                  77,069
                                                                                      1.030                 114,871
                                                                                      0.769                 134,865
                                                                                      1.330                 134,871
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 3.476                 449,026
                                                                                      3.149                 505,450
                                                                                      3.247                 646,901
                                                                                      3.105                 770,930
                                                                                      2.317                 939,357
                                                                                      2.052               1,336,507
                                                                                      2.334               1,730,912
                                                                                      1.841               2,197,128
                                                                                      1.336               2,766,614
                                                                                      2.243               3,530,014
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 3.267                      --
                                                                                      3.589               1,207,065
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 1.449                 648,668
                                                                                      1.371                 739,056
                                                                                      1.487                 941,010
                                                                                      1.696               1,209,776
                                                                                      1.399               1,486,107
                                                                                      1.200               1,926,465
                                                                                      1.362               2,871,739
                                                                                      1.274               4,045,368
                                                                                      0.943               5,460,973
                                                                                      1.603               6,850,794
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 1.112                      --
                                                                                      1.096                 499,212
                                                                                      0.885                 657,478
                                                                                      1.264               1,114,143
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 0.690                      --
                                                                                      0.732               3,203,294
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 0.546                      --
                                                                                      0.510               1,481,244
                                                                                      0.415               1,679,598
                                                                                      0.269               1,601,825
                                                                                      0.486               1,900,914
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2.805               1,649,398
                                                                                      2.811               1,838,023
                                                                                      2.901               2,516,935
                                                                                      2.443               2,784,423
                                                                                      1.677               3,422,213
                                                                                      1.432               4,882,229
                                                                                      1.417               6,865,993
                                                                                      1.150               8,863,549
                                                                                      0.867              11,115,241
                                                                                      1.475              14,337,163

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.962
                                                                                  2013   1.506
                                                                                  2012   1.328
                                                                                  2011   1.436
                                                                                  2010   1.249
                                                                                  2009   0.979
                                                                                  2008   1.565
                                                                                  2007   1.632
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.962
                                                                                  2015   1.959
                                                                                  2014   1.790
                                                                                  2013   1.396
                                                                                  2012   1.221
                                                                                  2011   1.207
                                                                                  2010   1.087
                                                                                  2009   0.902
                                                                                  2008   1.295
                                                                                  2007   1.249
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.852
                                                                                  2015   1.711
                                                                                  2014   1.522
                                                                                  2013   1.119
                                                                                  2012   0.943
                                                                                  2011   0.963
                                                                                  2010   0.889
                                                                                  2009   0.633
                                                                                  2008   1.024
                                                                                  2007   1.022
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   2.029
                                                                                  2015   2.118
                                                                                  2014   1.923
                                                                                  2013   1.473
                                                                                  2012   1.283
                                                                                  2011   1.239
                                                                                  2010   1.148
                                                                                  2009   0.935
                                                                                  2008   1.473
                                                                                  2007   1.438
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.873
                                                                                  2015   3.046
                                                                                  2014   2.968
                                                                                  2013   2.047
                                                                                  2012   1.738
                                                                                  2011   1.739
                                                                                  2010   1.408
                                                                                  2009   1.000
                                                                                  2008   1.711
                                                                                  2007   1.577
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.641
                                                                                  2008   1.040
                                                                                  2007   1.005
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   1.001
                                                                                  2010   0.929
                                                                                  2009   0.803
                                                                                  2008   1.033
                                                                                  2007   1.033
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.564
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.205
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.337
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.243
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.628
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.820



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 1.974                  86,540
                                                                                  1.962               2,568,065
                                                                                  1.506               3,403,248
                                                                                  1.328               4,499,116
                                                                                  1.436               6,657,584
                                                                                  1.249               9,098,243
                                                                                  0.979              11,651,028
                                                                                  1.565              15,106,609
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2.124                 755,374
                                                                                  1.962                 879,821
                                                                                  1.959               1,040,330
                                                                                  1.790               1,208,580
                                                                                  1.396               1,647,142
                                                                                  1.221               2,128,887
                                                                                  1.207               4,123,032
                                                                                  1.087               5,277,596
                                                                                  0.902               6,308,003
                                                                                  1.295               7,606,766
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.961               1,612,798
                                                                                  1.852               1,773,037
                                                                                  1.711               2,202,710
                                                                                  1.522               2,716,262
                                                                                  1.119               3,674,637
                                                                                  0.943               4,960,813
                                                                                  0.963               6,257,679
                                                                                  0.889               8,039,708
                                                                                  0.633               9,601,121
                                                                                  1.024              12,883,012
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2.261               1,310,819
                                                                                  2.029               1,418,258
                                                                                  2.118               1,679,731
                                                                                  1.923               1,902,926
                                                                                  1.473               2,198,619
                                                                                  1.283               2,576,730
                                                                                  1.239               3,966,470
                                                                                  1.148               5,351,392
                                                                                  0.935               6,838,329
                                                                                  1.473               8,622,287
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.997                 206,630
                                                                                  2.873                 233,901
                                                                                  3.046                 316,487
                                                                                  2.968                 363,211
                                                                                  2.047                 392,660
                                                                                  1.738                 554,803
                                                                                  1.739                 945,937
                                                                                  1.408               1,405,369
                                                                                  1.000               1,621,532
                                                                                  1.711               2,144,453
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.624                      --
                                                                                  0.641              12,693,914
                                                                                  1.040              15,657,792
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.989                      --
                                                                                  1.001                 352,027
                                                                                  0.929                 280,609
                                                                                  0.803                 281,911
                                                                                  1.033                 717,460
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 1.642                      --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 1.257                      --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 1.385                      --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 1.300                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 1.693                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2.007                      --

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.532           1.478                      --
                                                                          2007   1.465           1.532               1,341,440
 MIST BlackRock High Yield Subaccount (Class A) (4/06)................... 2016   2.143           2.417                 205,875
                                                                          2015   2.255           2.143                 241,910
                                                                          2014   2.209           2.255                 305,817
                                                                          2013   2.038           2.209                 436,735
                                                                          2012   1.768           2.038                 574,999
                                                                          2011   1.747           1.768                 855,786
                                                                          2010   1.525           1.747               1,071,955
                                                                          2009   1.049           1.525               1,100,531
                                                                          2008   1.402           1.049               1,182,005
                                                                          2007   1.384           1.402               1,487,788
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.174           1.171                 616,393
                                                                          2015   1.206           1.174                 728,933
                                                                          2014   1.076           1.206                 803,345
                                                                          2013   1.051           1.076                 918,655
                                                                          2012   0.844           1.051               1,080,087
                                                                          2011   0.904           0.844               1,307,360
                                                                          2010   0.788           0.904               1,729,280
                                                                          2009   0.592           0.788               2,217,501
                                                                          2008   1.026           0.592               2,536,743
                                                                          2007   1.222           1.026               3,296,651
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.092           1.137                      --
                                                                          2013   0.857           1.092               2,333,076
                                                                          2012   0.708           0.857               2,721,411
                                                                          2011   0.775           0.708               3,057,349
                                                                          2010   0.716           0.775               4,398,390
                                                                          2009   0.507           0.716               5,894,428
                                                                          2008   0.884           0.507               6,166,794
                                                                          2007   0.688           0.884               6,891,221
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   1.212           1.231               1,642,572
                                                                          2015   1.278           1.212               1,851,224
                                                                          2014   1.134           1.278               2,029,557
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   1.445           1.545                 541,476
                                                                          2015   1.532           1.445                 648,840
                                                                          2014   1.644           1.532                 801,901
                                                                          2013   1.275           1.644                 885,268
                                                                          2012   0.999           1.275               1,047,196
                                                                          2011   1.177           0.999               1,333,806
                                                                          2010   1.023           1.177               1,914,560
                                                                          2009   0.667           1.023               2,512,066
                                                                          2008   1.142           0.667               2,823,740
                                                                          2007   1.168           1.142               3,310,366
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.671           1.933                 143,618
                                                                          2015   1.802           1.671                 171,738
                                                                          2014   1.672           1.802                 204,868
                                                                          2013   1.252           1.672                 249,869
                                                                          2012   1.071           1.252                 309,503
                                                                          2011   1.103           1.071                 629,666
                                                                          2010   0.973           1.103                 649,066
                                                                          2009   0.779           0.973                 793,443
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.330           1.514                 283,643
                                                                          2015   1.481           1.330                 368,289
                                                                          2014   1.370           1.481                 491,803
                                                                          2013   1.066           1.370                 521,637
                                                                          2012   0.943           1.066                 823,340
                                                                          2011   0.993           0.943                 976,489
                                                                          2010   0.802           0.993               1,145,246
                                                                          2009   0.643           0.802               1,309,953
                                                                          2008   1.065           0.643               1,854,421
                                                                          2007   1.073           1.065               2,320,259

               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.346
                                                                              2015   2.414
                                                                              2014   2.263
                                                                              2013   1.633
                                                                              2012   1.397
                                                                              2011   1.429
                                                                              2010   1.146
                                                                              2009   0.866
                                                                              2008   1.430
                                                                              2007   1.302
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.841
                                                                              2015   2.013
                                                                              2014   1.951
                                                                              2013   1.485
                                                                              2012   1.302
                                                                              2011   1.469
                                                                              2010   1.246
                                                                              2009   0.979
                                                                              2008   1.328
                                                                              2007   1.360
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.933
                                                                              2008   1.265
                                                                              2007   1.206
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.104
                                                                              2015   2.174
                                                                              2014   2.098
                                                                              2013   1.966
                                                                              2012   1.762
                                                                              2011   1.704
                                                                              2010   1.527
                                                                              2009   1.130
                                                                              2008   1.404
                                                                              2007   1.332
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.370
                                                                              2015   1.609
                                                                              2014   1.741
                                                                              2013   1.854
                                                                              2012   1.579
                                                                              2011   1.963
                                                                              2010   1.605
                                                                              2009   0.962
                                                                              2008   2.187
                                                                              2007   1.733
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.501
                                                                              2008   3.272
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.613
                                                                              2008   1.083
                                                                              2007   0.982
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.014
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.450
                                                                              2015   1.408
                                                                              2014   1.257
                                                                              2013   0.950
                                                                              2012   0.849
                                                                              2011   0.859
                                                                              2010   0.774
                                                                              2009   0.658
                                                                              2008   1.064
                                                                              2007   1.055
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.280
                                                                              2015   1.325
                                                                              2014   1.278
                                                                              2013   1.001
                                                                              2012   0.870
                                                                              2011   1.015



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2.585                  96,757
                                                                              2.346                  95,522
                                                                              2.414                  74,750
                                                                              2.263                  77,846
                                                                              1.633                 106,198
                                                                              1.397                 279,047
                                                                              1.429                 186,606
                                                                              1.146                 288,356
                                                                              0.866                 267,962
                                                                              1.430                 201,205
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2.376                  22,921
                                                                              1.841                  23,863
                                                                              2.013                  48,208
                                                                              1.951                  56,591
                                                                              1.485                 101,075
                                                                              1.302                 145,407
                                                                              1.469                 234,076
                                                                              1.246                 250,969
                                                                              0.979                 474,296
                                                                              1.328                 348,607
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 0.923                      --
                                                                              0.933                 205,484
                                                                              1.265                 310,318
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2.169                      --
                                                                              2.104                 337,432
                                                                              2.174                 433,564
                                                                              2.098                 476,140
                                                                              1.966                 560,732
                                                                              1.762                 641,038
                                                                              1.704                 933,232
                                                                              1.527               1,241,292
                                                                              1.130               1,432,925
                                                                              1.404               1,896,688
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.511                  88,661
                                                                              1.370                 115,116
                                                                              1.609                 124,549
                                                                              1.741                 199,689
                                                                              1.854                 259,404
                                                                              1.579                 450,772
                                                                              1.963                 774,927
                                                                              1.605               1,102,562
                                                                              0.962                 811,129
                                                                              2.187                 594,051
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2.501                 756,375
                                                                              1.501                 818,352
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.583                      --
                                                                              0.613                 549,497
                                                                              1.083                 620,832
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.064                      --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 1.549                 329,995
                                                                              1.450                 423,200
                                                                              1.408                 513,776
                                                                              1.257                 668,274
                                                                              0.950                 848,560
                                                                              0.849               1,581,179
                                                                              0.859               1,622,335
                                                                              0.774               1,864,041
                                                                              0.658               2,112,606
                                                                              1.064               2,310,021
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 1.375                   7,547
                                                                              1.280                   7,557
                                                                              1.325                  98,929
                                                                              1.278                  98,026
                                                                              1.001                 489,178
                                                                              0.870                 498,894

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2016   1.282           1.660                 646,398
                                                                          2015   1.375           1.282                 753,828
                                                                          2014   1.371           1.375                 911,523
                                                                          2013   1.049           1.371               1,108,696
                                                                          2012   0.902           1.049               1,376,511
                                                                          2011   1.005           0.902               2,174,887
                                                                          2010   0.850           1.005               3,726,573
                                                                          2009   0.682           0.850               5,244,181
                                                                          2008   0.985           0.682               6,167,983
                                                                          2007   1.030           0.985               7,881,935
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2016   1.369           1.338                 269,961
                                                                          2015   1.413           1.369                 325,507
                                                                          2014   1.540           1.413                 424,616
                                                                          2013   1.310           1.540                 553,984
                                                                          2012   1.138           1.310                 771,605
                                                                          2011   1.293           1.138               1,000,731
                                                                          2010   1.177           1.293                 831,863
                                                                          2009   0.907           1.177               2,408,546
                                                                          2008   1.596           0.907               2,750,183
                                                                          2007   1.518           1.596               2,639,412
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.103           1.196                      --
                                                                          2012   1.062           1.103                 172,117
                                                                          2011   1.137           1.062                 198,047
                                                                          2010   0.939           1.137                 234,957
                                                                          2009   0.696           0.939                  39,664
                                                                          2008   1.144           0.696                  52,326
                                                                          2007   1.289           1.144                 107,602
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.279           1.155                  27,145
                                                                          2015   1.366           1.279                  29,215
                                                                          2014   1.371           1.366                  42,032
                                                                          2013   1.000           1.371                  46,420
                                                                          2012   0.928           1.000                 111,790
                                                                          2011   1.011           0.928                 171,043
                                                                          2010   0.776           1.011                 346,511
                                                                          2009   0.501           0.776                 424,204
                                                                          2008   0.901           0.501                 260,971
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.423           1.406                 794,242
                                                                          2015   1.388           1.423                 935,936
                                                                          2014   1.378           1.388               1,180,075
                                                                          2013   1.099           1.378               1,360,948
                                                                          2012   0.920           1.099               1,545,325
                                                                          2011   1.019           0.920               1,758,269
                                                                          2010   0.891           1.019               2,244,962
                                                                          2009   0.646           0.891               3,217,841
                                                                          2008   1.103           0.646               3,942,707
                                                                          2007   1.052           1.103               3,369,961
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.450           1.504                 230,709
                                                                          2015   1.515           1.450                 253,776
                                                                          2014   1.489           1.515                 470,877
                                                                          2013   1.659           1.489                 736,361
                                                                          2012   1.539           1.659               1,158,058
                                                                          2011   1.399           1.539               1,490,109
                                                                          2010   1.314           1.399               1,708,143
                                                                          2009   1.126           1.314               1,891,069
                                                                          2008   1.223           1.126               1,610,741
                                                                          2007   1.153           1.223               1,654,035
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.843           1.865               2,573,354
                                                                          2015   1.869           1.843               3,152,707
                                                                          2014   1.819           1.869               3,547,531
                                                                          2013   1.881           1.819               4,237,910
                                                                          2012   1.746           1.881               5,629,448
                                                                          2011   1.716           1.746               7,095,262
                                                                          2010   1.609           1.716              10,381,763
                                                                          2009   1.442           1.609              12,341,687

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.228           2.243                      --
                                                                         2015   2.258           2.228                 361,616
                                                                         2014   2.060           2.258                 500,328
                                                                         2013   1.570           2.060                 537,183
                                                                         2012   1.440           1.570                 532,590
                                                                         2011   1.530           1.440                 682,108
                                                                         2010   1.335           1.530               1,743,998
                                                                         2009   1.093           1.335               1,728,562
                                                                         2008   1.650           1.093                 122,833
                                                                         2007   1.593           1.650                 122,189
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.180           1.304                      --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.235           2.293                      --
                                                                         2015   2.296           2.235                 509,577
                                                                         2014   2.227           2.296                 628,057
                                                                         2013   2.224           2.227                 676,588
                                                                         2012   2.020           2.224                 964,883
                                                                         2011   1.977           2.020               1,175,709
                                                                         2010   1.787           1.977               2,524,231
                                                                         2009   1.362           1.787               3,589,377
                                                                         2008   1.547           1.362               2,272,080
                                                                         2007   1.471           1.547               2,317,526
 MIST RCM Technology Subaccount (Class B) (5/11)........................ 2013   0.486           0.509                      --
                                                                         2012   0.440           0.486                 966,199
                                                                         2011   0.544           0.440               1,174,633
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2016   1.445           1.652                 254,148
                                                                         2015   1.520           1.445                 304,577
                                                                         2014   1.361           1.520                 401,384
                                                                         2013   1.031           1.361                 517,414
                                                                         2012   0.887           1.031                 614,375
                                                                         2011   0.937           0.887                 775,823
                                                                         2010   0.812           0.937               1,040,698
                                                                         2009   0.695           0.812               1,298,726
                                                                         2008   1.106           0.695               1,552,234
                                                                         2007   1.079           1.106               2,197,143
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   2.055           2.352               1,543,539
                                                                         2015   2.159           2.055               1,735,451
                                                                         2014   1.977           2.159               2,176,140
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2016   1.689           1.717                 706,504
                                                                         2015   1.702           1.689                 707,270
                                                                         2014   1.612           1.702                 956,091
                                                                         2013   1.647           1.612               1,185,748
                                                                         2012   1.554           1.647               1,351,916
                                                                         2011   1.478           1.554               1,836,637
                                                                         2010   1.384           1.478               2,384,856
                                                                         2009   1.282           1.384               2,831,656
                                                                         2008   1.346           1.282               3,388,659
                                                                         2007   1.284           1.346               4,254,485
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.345           1.328               1,551,123
                                                                         2015   1.284           1.345               1,822,795
                                                                         2014   1.195           1.284               2,315,776
                                                                         2013   0.903           1.195               2,684,402
                                                                         2012   0.801           0.903               3,327,064
                                                                         2011   0.892           0.801               3,837,839
                                                                         2010   0.755           0.892               5,376,408
                                                                         2009   0.599           0.755               6,923,549
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   1.150           1.137               7,647,241
                                                                         2015   1.166           1.150               9,029,763
                                                                         2014   1.182           1.166              10,784,964
                                                                         2013   1.199           1.182              13,181,265
                                                                         2012   1.216           1.199              17,999,632
                                                                         2011   1.233           1.216              22,603,478
                                                                         2010   1.250           1.233              30,935,105
                                                                         2009   1.262           1.250              32,628,902
                                                                         2008   1.245           1.262              37,816,615
                                                                         2007   1.201           1.245              38,404,362
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *......... 2009   0.439           0.434                      --
                                                                         2008   0.745           0.439               5,640,611
                                                                         2007   0.786           0.745               3,906,249

                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.476
                                                                                 2008   0.875
                                                                                 2007   0.853
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.217
                                                                                 2012   1.067
                                                                                 2011   1.154
                                                                                 2010   1.023
                                                                                 2009   0.852
                                                                                 2008   1.417
                                                                                 2007   1.380
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.958
                                                                                 2015   0.945
                                                                                 2014   0.863
                                                                                 2013   0.660
                                                                                 2012   0.604
                                                                                 2011   0.632
                                                                                 2010   0.556
                                                                                 2009   0.378
                                                                                 2008   0.707
                                                                                 2007   0.595
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.751
                                                                                 2015   1.731
                                                                                 2014   1.588
                                                                                 2013   1.335
                                                                                 2012   1.205
                                                                                 2011   1.177
                                                                                 2010   1.089
                                                                                 2009   0.937
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.437
                                                                                 2015   1.424
                                                                                 2014   1.305
                                                                                 2013   0.990
                                                                                 2012   0.889
                                                                                 2011   0.940
                                                                                 2010   0.851
                                                                                 2009   0.654
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.939
                                                                                 2010   0.823
                                                                                 2009   0.635
                                                                                 2008   1.081
                                                                                 2007   1.062
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.347
                                                                                 2015   1.374
                                                                                 2014   1.334
                                                                                 2013   1.297
                                                                                 2012   1.205
                                                                                 2011   1.183
                                                                                 2010   1.091
                                                                                 2009   0.918
                                                                                 2008   1.087
                                                                                 2007   1.044
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.361
                                                                                 2015   1.396
                                                                                 2014   1.349
                                                                                 2013   1.233
                                                                                 2012   1.122
                                                                                 2011   1.126
                                                                                 2010   1.024
                                                                                 2009   0.840
                                                                                 2008   1.086
                                                                                 2007   1.051



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.497                      --
                                                                                 0.476               9,408,021
                                                                                 0.875              11,760,444
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.340                      --
                                                                                 1.217               2,074,846
                                                                                 1.067               2,435,716
                                                                                 1.154               3,963,883
                                                                                 1.023               5,644,332
                                                                                 0.852               7,800,424
                                                                                 1.417              10,009,900
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 0.994               1,375,177
                                                                                 0.958               1,585,897
                                                                                 0.945               1,970,688
                                                                                 0.863               2,282,882
                                                                                 0.660               2,948,487
                                                                                 0.604               3,719,226
                                                                                 0.632               4,535,714
                                                                                 0.556               5,162,980
                                                                                 0.378               6,235,203
                                                                                 0.707               7,375,281
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 1.847                   9,424
                                                                                 1.751                  12,330
                                                                                 1.731                  10,139
                                                                                 1.588                  37,403
                                                                                 1.335                  36,184
                                                                                 1.205                  61,864
                                                                                 1.177                 101,709
                                                                                 1.089                 134,121
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 1.522                 646,225
                                                                                 1.437                 191,171
                                                                                 1.424                 251,858
                                                                                 1.305                 282,613
                                                                                 0.990                 318,262
                                                                                 0.889                 357,310
                                                                                 0.940                 462,274
                                                                                 0.851               1,146,103
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 1.018                      --
                                                                                 0.939                 514,730
                                                                                 0.823                 378,581
                                                                                 0.635                 391,158
                                                                                 1.081                 411,911
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.389                 201,680
                                                                                 1.347                 143,413
                                                                                 1.374                 230,765
                                                                                 1.334                 354,757
                                                                                 1.297                 504,863
                                                                                 1.205                 613,506
                                                                                 1.183                 513,218
                                                                                 1.091                 686,219
                                                                                 0.918                 568,623
                                                                                 1.087                 407,688
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 1.424                 181,208
                                                                                 1.361                 215,596
                                                                                 1.396                 327,459
                                                                                 1.349               1,175,032
                                                                                 1.233               1,247,337
                                                                                 1.122               1,450,902
                                                                                 1.126               1,361,896
                                                                                 1.024               1,604,196
                                                                                 0.840               1,334,456
                                                                                 1.086                 941,594

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)............. 2016   1.357           1.433                 648,562
                                                                          2015   1.393           1.357                 759,659
                                                                          2014   1.345           1.393               1,029,833
                                                                          2013   1.156           1.345               1,018,343
                                                                          2012   1.035           1.156               1,043,297
                                                                          2011   1.065           1.035                 876,484
                                                                          2010   0.954           1.065               1,115,477
                                                                          2009   0.765           0.954               1,076,864
                                                                          2008   1.086           0.765               1,044,089
                                                                          2007   1.056           1.086                 854,300
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2016   1.332           1.421                  93,299
                                                                          2015   1.374           1.332                  94,133
                                                                          2014   1.324           1.374                  49,967
                                                                          2013   1.080           1.324                  51,214
                                                                          2012   0.950           1.080                 562,820
                                                                          2011   1.001           0.950                 777,204
                                                                          2010   0.885           1.001                 914,131
                                                                          2009   0.695           0.885               1,084,199
                                                                          2008   1.086           0.695               1,372,124
                                                                          2007   1.061           1.086               1,379,680
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2016   1.476           1.621               1,622,191
                                                                          2015   1.483           1.476               1,706,390
                                                                          2014   1.330           1.483               2,029,332
                                                                          2013   1.024           1.330               2,261,782
                                                                          2012   0.900           1.024               2,659,858
                                                                          2011   0.898           0.900               4,721,893
                                                                          2010   0.795           0.898               7,181,838
                                                                          2009   0.646           0.795               9,659,605
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)..................... 2016   2.041           2.193               2,825,656
                                                                          2015   2.077           2.041               3,239,751
                                                                          2014   1.943           2.077               3,921,981
                                                                          2013   1.659           1.943               4,634,264
                                                                          2012   1.511           1.659               5,452,126
                                                                          2011   1.499           1.511               6,666,195
                                                                          2010   1.384           1.499              10,005,611
                                                                          2009   1.185           1.384              13,998,536
                                                                          2008   1.547           1.185              17,516,321
                                                                          2007   1.506           1.547              22,238,147
 MSF MFS(R) Value Subaccount (Class A) (4/06)............................ 2016   2.467           2.783                      --
                                                                          2015   2.505           2.467                      --
                                                                          2014   2.293           2.505                      --
                                                                          2013   1.713           2.293                      --
                                                                          2012   1.489           1.713                      --
                                                                          2011   1.498           1.489                      --
                                                                          2010   1.363           1.498                      --
                                                                          2009   1.144           1.363                      --
                                                                          2008   1.496           1.144                      --
                                                                          2007   1.410           1.496               1,481,412
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2016   1.997           2.338                  62,005
                                                                          2015   2.014           1.997                  63,075
                                                                          2014   2.042           2.014                  64,173
                                                                          2013   1.633           2.042                  66,340
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2016   1.949           1.951               1,293,719
                                                                          2015   1.788           1.949               1,527,610
                                                                          2014   1.666           1.788               1,855,000
                                                                          2013   1.218           1.666               2,130,799
                                                                          2012   1.041           1.218               2,229,058
                                                                          2011   1.070           1.041               2,841,761
                                                                          2010   0.929           1.070               3,708,778
                                                                          2009   0.659           0.929               5,043,903
                                                                          2008   1.152           0.659               6,587,065
                                                                          2007   1.070           1.152               7,845,468
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.986           2.184                 597,831
                                                                          2015   1.966           1.986                 640,328
                                                                          2014   1.869           1.966                 690,517
                                                                          2013   1.315           1.869                 814,751
                                                                          2012   1.150           1.315                 906,573
                                                                          2011   1.150           1.150               1,214,442
                                                                          2010   0.866           1.150               1,555,217
                                                                          2009   0.634           0.866               1,962,249
                                                                          2008   0.963           0.634               2,236,948

                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.163
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2016   1.243
                                                                                 2015   1.251
                                                                                 2014   1.232
                                                                                 2013   1.257
                                                                                 2012   1.231
                                                                                 2011   1.182
                                                                                 2010   1.131
                                                                                 2009   1.098
                                                                                 2008   1.115
                                                                                 2007   1.082
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................. 2007   1.125
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 2009   1.391
                                                                                 2008   1.346
                                                                                 2007   1.255
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................ 2008   0.974
                                                                                 2007   0.895
 Putnam VT International Equity Subaccount (Class IB) (5/01).................... 2007   1.408
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)......................... 2007   1.967
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.612
                                                                                 2013   1.377
                                                                                 2012   1.261
                                                                                 2011   1.279
                                                                                 2010   1.157
                                                                                 2009   0.955
                                                                                 2008   1.295
                                                                                 2007   1.184
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............................. 2009   0.776
                                                                                 2008   1.226
                                                                                 2007   1.273
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......................... 2009   0.558
                                                                                 2008   0.994
                                                                                 2007   0.896



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 1.209                      --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.243                 181,438
                                                                                 1.243                 178,501
                                                                                 1.251                 181,008
                                                                                 1.232                 198,045
                                                                                 1.257                 139,190
                                                                                 1.231                 177,108
                                                                                 1.182                 217,986
                                                                                 1.131                 342,641
                                                                                 1.098                 358,928
                                                                                 1.115                 135,616
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................. 1.148                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 1.438                      --
                                                                                 1.391              13,212,836
                                                                                 1.346              14,520,654
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................ 0.904                      --
                                                                                 0.974                 241,422
 Putnam VT International Equity Subaccount (Class IB) (5/01).................... 1.526                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)......................... 2.102                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 1.737                  11,752
                                                                                 1.612                  11,990
                                                                                 1.377                  12,228
                                                                                 1.261                  12,461
                                                                                 1.279                  12,465
                                                                                 1.157                   6,865
                                                                                 0.955                  30,543
                                                                                 1.295                  22,838
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............................. 0.753                      --
                                                                                 0.776               1,397,017
                                                                                 1.226               1,876,071
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......................... 0.572                      --
                                                                                 0.558                 170,378
                                                                                 0.994                 226,539





                                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................ 2007   1.075           1.148                     --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)........ 2016   2.109           2.074                 91,582
                                                                   2015   2.018           2.109                 98,214
                                                                   2014   2.018           2.018                100,969
                                                                   2013   1.599           2.018                102,683
                                                                   2012   1.335           1.599                103,273
                                                                   2011   1.499           1.335                104,901
                                                                   2010   1.373           1.499                106,934
                                                                   2009   0.987           1.373                108,626
                                                                   2008   1.640           0.987                109,837
                                                                   2007   1.461           1.640                112,818

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2016   1.915
                                                                                      2015   1.833
                                                                                      2014   1.729
                                                                                      2013   1.360
                                                                                      2012   1.181
                                                                                      2011   1.262
                                                                                      2010   1.088
                                                                                      2009   0.799
                                                                                      2008   1.459
                                                                                      2007   1.329
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   1.664
                                                                                      2015   1.678
                                                                                      2014   1.552
                                                                                      2013   1.189
                                                                                      2012   1.036
                                                                                      2011   1.080
                                                                                      2010   0.992
                                                                                      2009   0.773
                                                                                      2008   1.273
                                                                                      2007   1.240
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.084
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.243
                                                                                      2007   1.188
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   0.997
                                                                                      2007   1.147
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)...................... 2016   1.973
                                                                                      2015   2.010
                                                                                      2014   1.842
                                                                                      2013   1.439
                                                                                      2012   1.268
                                                                                      2011   1.335
                                                                                      2010   1.168
                                                                                      2009   0.883
                                                                                      2008   1.576
                                                                                      2007   1.375
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.044
                                                                                      2015   2.070
                                                                                      2014   1.914
                                                                                      2013   1.417
                                                                                      2012   1.186
                                                                                      2011   1.248
                                                                                      2010   1.082
                                                                                      2009   0.816
                                                                                      2008   1.423
                                                                                      2007   1.365
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   2.290
                                                                                      2015   2.382
                                                                                      2014   2.299
                                                                                      2013   1.731
                                                                                      2012   1.547
                                                                                      2011   1.775
                                                                                      2010   1.413
                                                                                      2009   1.034
                                                                                      2008   1.753
                                                                                      2007   1.555
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   2.476
                                                                                      2007   1.967



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2.049                 17,207
                                                                                      1.915                 17,261
                                                                                      1.833                 17,319
                                                                                      1.729                 76,409
                                                                                      1.360                 77,033
                                                                                      1.181                 77,393
                                                                                      1.262                 77,786
                                                                                      1.088                 88,226
                                                                                      0.799                 83,671
                                                                                      1.459                 80,166
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 1.813                  1,112
                                                                                      1.664                  1,169
                                                                                      1.678                  1,230
                                                                                      1.552                 63,196
                                                                                      1.189                 63,872
                                                                                      1.036                 83,239
                                                                                      1.080                 85,967
                                                                                      0.992                100,179
                                                                                      0.773                 97,150
                                                                                      1.273                 97,266
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2.179                     --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 1.187                     --
                                                                                      1.243                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 0.939                     --
                                                                                      0.997                     --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)...................... 2.077                     --
                                                                                      1.973                     --
                                                                                      2.010                     --
                                                                                      1.842                     --
                                                                                      1.439                     --
                                                                                      1.268                     --
                                                                                      1.335                     --
                                                                                      1.168                     --
                                                                                      0.883                     --
                                                                                      1.576                     --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.050                     --
                                                                                      2.044                     --
                                                                                      2.070                     --
                                                                                      1.914                     --
                                                                                      1.417                     --
                                                                                      1.186                     --
                                                                                      1.248                     --
                                                                                      1.082                     --
                                                                                      0.816                     --
                                                                                      1.423                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2.505                    618
                                                                                      2.290                    650
                                                                                      2.382                    684
                                                                                      2.299                    715
                                                                                      1.731                    751
                                                                                      1.547                    792
                                                                                      1.775                    837
                                                                                      1.413                    884
                                                                                      1.034                    887
                                                                                      1.753                    932
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2.247                     --
                                                                                      2.476                 57,126

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2016   1.326
                                                                                  2015   1.451
                                                                                  2014   1.671
                                                                                  2013   1.391
                                                                                  2012   1.204
                                                                                  2011   1.378
                                                                                  2010   1.301
                                                                                  2009   0.971
                                                                                  2008   1.667
                                                                                  2007   1.478
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.201
                                                                                  2009   0.978
                                                                                  2008   1.410
                                                                                  2007   1.185
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.382
                                                                                  2007   1.293
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.468
                                                                                  2010   1.207
                                                                                  2009   0.787
                                                                                  2008   1.438
                                                                                  2007   1.210
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.177
                                                                                  2015   2.267
                                                                                  2014   1.926
                                                                                  2013   1.334
                                                                                  2012   1.150
                                                                                  2011   1.148
                                                                                  2010   0.940
                                                                                  2009   0.715
                                                                                  2008   1.227
                                                                                  2007   1.279
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.454
                                                                                  2013   1.126
                                                                                  2012   1.002
                                                                                  2011   1.093
                                                                                  2010   0.959
                                                                                  2009   0.759
                                                                                  2008   1.224
                                                                                  2007   1.284
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.806
                                                                                  2015   1.819
                                                                                  2014   1.677
                                                                                  2013   1.320
                                                                                  2012   1.165
                                                                                  2011   1.162
                                                                                  2010   1.056
                                                                                  2009   0.884
                                                                                  2008   1.280
                                                                                  2007   1.243
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.803
                                                                                  2015   1.680
                                                                                  2014   1.508
                                                                                  2013   1.119
                                                                                  2012   0.952
                                                                                  2011   0.980
                                                                                  2010   0.913
                                                                                  2009   0.656
                                                                                  2008   1.071
                                                                                  2007   1.075



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 1.389                69,558
                                                                                  1.326                73,368
                                                                                  1.451                74,281
                                                                                  1.671                85,343
                                                                                  1.391                86,058
                                                                                  1.204                86,442
                                                                                  1.378                86,849
                                                                                  1.301                86,919
                                                                                  0.971                81,593
                                                                                  1.667                79,169
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 1.214                    --
                                                                                  1.201                    --
                                                                                  0.978                    --
                                                                                  1.410                    --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 1.299                    --
                                                                                  1.382                    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 1.568                    --
                                                                                  1.468                    --
                                                                                  1.207                    --
                                                                                  0.787                    --
                                                                                  1.438                    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2.153                30,398
                                                                                  2.177                30,398
                                                                                  2.267                30,398
                                                                                  1.926                37,174
                                                                                  1.334                37,177
                                                                                  1.150                37,185
                                                                                  1.148                37,195
                                                                                  0.940                37,213
                                                                                  0.715                56,604
                                                                                  1.227                60,717
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 1.458                    --
                                                                                  1.454                    --
                                                                                  1.126                    --
                                                                                  1.002                    --
                                                                                  1.093                    --
                                                                                  0.959                    --
                                                                                  0.759                    --
                                                                                  1.224                    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 1.937                    --
                                                                                  1.806                    --
                                                                                  1.819                    --
                                                                                  1.677                    --
                                                                                  1.320                    --
                                                                                  1.165                    --
                                                                                  1.162                    --
                                                                                  1.056                    --
                                                                                  0.884                    --
                                                                                  1.280                    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.892                    --
                                                                                  1.803                    --
                                                                                  1.680                    --
                                                                                  1.508                    --
                                                                                  1.119                    --
                                                                                  0.952                    --
                                                                                  0.980                    --
                                                                                  0.913                    --
                                                                                  0.656                    --
                                                                                  1.071                    --

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   1.691
                                                                                  2015   1.781
                                                                                  2014   1.632
                                                                                  2013   1.261
                                                                                  2012   1.108
                                                                                  2011   1.080
                                                                                  2010   1.010
                                                                                  2009   0.830
                                                                                  2008   1.319
                                                                                  2007   1.299
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.213
                                                                                  2015   2.368
                                                                                  2014   2.328
                                                                                  2013   1.620
                                                                                  2012   1.388
                                                                                  2011   1.401
                                                                                  2010   1.145
                                                                                  2009   0.821
                                                                                  2008   1.417
                                                                                  2007   1.318
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.768
                                                                                  2008   1.258
                                                                                  2007   1.227
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.949
                                                                                  2010   0.889
                                                                                  2009   0.775
                                                                                  2008   1.006
                                                                                  2007   1.016
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.241
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.038
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.229
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.186
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.272
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.347
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.316
                                                                                  2007   1.270
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2016   1.657
                                                                                  2015   1.759
                                                                                  2014   1.739
                                                                                  2013   1.619
                                                                                  2012   1.417
                                                                                  2011   1.413
                                                                                  2010   1.244
                                                                                  2009   0.864
                                                                                  2008   1.165
                                                                                  2007   1.160
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2016   1.076
                                                                                  2015   1.115
                                                                                  2014   1.004
                                                                                  2013   0.990
                                                                                  2012   0.802
                                                                                  2011   0.866
                                                                                  2010   0.762
                                                                                  2009   0.577
                                                                                  2008   1.011
                                                                                  2007   1.214



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 1.867                    --
                                                                                  1.691                    --
                                                                                  1.781                    --
                                                                                  1.632                    --
                                                                                  1.261                    --
                                                                                  1.108                    --
                                                                                  1.080                    --
                                                                                  1.010                    --
                                                                                  0.830                    --
                                                                                  1.319                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.288                 8,844
                                                                                  2.213                 8,844
                                                                                  2.368                 8,844
                                                                                  2.328                12,008
                                                                                  1.620                12,008
                                                                                  1.388                12,009
                                                                                  1.401                12,011
                                                                                  1.145                12,016
                                                                                  0.821                25,284
                                                                                  1.417                30,266
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.746                    --
                                                                                  0.768                    --
                                                                                  1.258                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.935                    --
                                                                                  0.949                15,346
                                                                                  0.889                15,353
                                                                                  0.775                15,362
                                                                                  1.006                15,370
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 1.299                    --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 1.079                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 1.270                    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 1.236                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 1.319                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 1.481                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 1.266                    --
                                                                                  1.316                    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 1.852                    --
                                                                                  1.657                    --
                                                                                  1.759                    --
                                                                                  1.739                    --
                                                                                  1.619                    --
                                                                                  1.417                    --
                                                                                  1.413                    --
                                                                                  1.244                    --
                                                                                  0.864                    --
                                                                                  1.165                    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 1.064                48,314
                                                                                  1.076                52,106
                                                                                  1.115                52,985
                                                                                  1.004                52,985
                                                                                  0.990                52,985
                                                                                  0.802                67,648
                                                                                  0.866                69,430
                                                                                  0.762                71,422
                                                                                  0.577                74,209
                                                                                  1.011                74,209

              PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.029
                                                                            2013   1.608
                                                                            2012   1.340
                                                                            2011   1.479
                                                                            2010   1.380
                                                                            2009   0.986
                                                                            2008   1.735
                                                                            2007   1.361
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   2.213
                                                                            2015   2.354
                                                                            2014   2.102
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   1.758
                                                                            2015   1.880
                                                                            2014   2.037
                                                                            2013   1.593
                                                                            2012   1.259
                                                                            2011   1.498
                                                                            2010   1.314
                                                                            2009   0.865
                                                                            2008   1.493
                                                                            2007   1.541
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   1.580
                                                                            2015   1.719
                                                                            2014   1.609
                                                                            2013   1.216
                                                                            2012   1.050
                                                                            2011   1.090
                                                                            2010   0.971
                                                                            2009   0.782
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.219
                                                                            2015   1.370
                                                                            2014   1.279
                                                                            2013   1.004
                                                                            2012   0.896
                                                                            2011   0.952
                                                                            2010   0.776
                                                                            2009   0.627
                                                                            2008   1.049
                                                                            2007   1.067
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2016   2.132
                                                                            2015   2.213
                                                                            2014   2.094
                                                                            2013   1.524
                                                                            2012   1.316
                                                                            2011   1.358
                                                                            2010   1.099
                                                                            2009   0.838
                                                                            2008   1.397
                                                                            2007   1.283
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2016   1.673
                                                                            2015   1.846
                                                                            2014   1.805
                                                                            2013   1.386
                                                                            2012   1.226
                                                                            2011   1.396
                                                                            2010   1.195
                                                                            2009   0.947
                                                                            2008   1.296
                                                                            2007   1.340
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.894
                                                                            2008   1.224
                                                                            2007   1.178



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2.108                    --
                                                                            2.029                    --
                                                                            1.608                    --
                                                                            1.340                    --
                                                                            1.479                    --
                                                                            1.380                    --
                                                                            0.986                    --
                                                                            1.735                    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2.227                    --
                                                                            2.213                    --
                                                                            2.354                    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 1.863                    --
                                                                            1.758                    --
                                                                            1.880                    --
                                                                            2.037                    --
                                                                            1.593                    --
                                                                            1.259                    --
                                                                            1.498                    --
                                                                            1.314                    --
                                                                            0.865                    --
                                                                            1.493                    --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 1.811                    --
                                                                            1.580                    --
                                                                            1.719                    --
                                                                            1.609                    --
                                                                            1.216                    --
                                                                            1.050                    --
                                                                            1.090                    --
                                                                            0.971                    --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.376                43,986
                                                                            1.219                46,482
                                                                            1.370                47,097
                                                                            1.279                54,638
                                                                            1.004                55,072
                                                                            0.896                55,319
                                                                            0.952                55,582
                                                                            0.776                55,656
                                                                            0.627                72,389
                                                                            1.049                78,357
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.328                    --
                                                                            2.132                    --
                                                                            2.213                    --
                                                                            2.094                    --
                                                                            1.524                    --
                                                                            1.316                    --
                                                                            1.358                    --
                                                                            1.099                    --
                                                                            0.838                    --
                                                                            1.397                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2.139                    --
                                                                            1.673                    --
                                                                            1.846                    --
                                                                            1.805                    --
                                                                            1.386                    --
                                                                            1.226                    --
                                                                            1.396                    --
                                                                            1.195                    --
                                                                            0.947                    --
                                                                            1.296                    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.883                    --
                                                                            0.894                    --
                                                                            1.224                    --

               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.652
                                                                              2015   1.722
                                                                              2014   1.677
                                                                              2013   1.586
                                                                              2012   1.434
                                                                              2011   1.400
                                                                              2010   1.266
                                                                              2009   0.944
                                                                              2008   1.184
                                                                              2007   1.134
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.583
                                                                              2015   1.876
                                                                              2014   2.047
                                                                              2013   2.200
                                                                              2012   1.891
                                                                              2011   2.372
                                                                              2010   1.957
                                                                              2009   1.184
                                                                              2008   2.715
                                                                              2007   2.165
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.026
                                                                              2008   2.251
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.718
                                                                              2008   1.281
                                                                              2007   1.171
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.375
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.813
                                                                              2015   1.776
                                                                              2014   1.599
                                                                              2013   1.220
                                                                              2012   1.100
                                                                              2011   1.123
                                                                              2010   1.021
                                                                              2009   0.876
                                                                              2008   1.430
                                                                              2007   1.426
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   2.143
                                                                              2015   2.238
                                                                              2014   2.179
                                                                              2013   1.722
                                                                              2012   1.509
                                                                              2011   1.773
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.175
                                                                              2015   1.271
                                                                              2014   1.279
                                                                              2013   0.988
                                                                              2012   0.857
                                                                              2011   0.964
                                                                              2010   0.822
                                                                              2009   0.665
                                                                              2008   0.970
                                                                              2007   1.024
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 2016   1.422
                                                                              2015   1.482
                                                                              2014   1.629
                                                                              2013   1.398
                                                                              2012   1.226
                                                                              2011   1.405
                                                                              2010   1.290
                                                                              2009   1.004
                                                                              2008   1.782
                                                                              2007   1.705
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.030
                                                                              2012   1.001
                                                                              2011   1.081
                                                                              2010   0.900
                                                                              2009   0.674
                                                                              2008   1.117
                                                                              2007   1.267



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 1.698                    --
                                                                              1.652                    --
                                                                              1.722                    --
                                                                              1.677                    --
                                                                              1.586                    --
                                                                              1.434                    --
                                                                              1.400                    --
                                                                              1.266                    --
                                                                              0.944                    --
                                                                              1.184                    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.730                    --
                                                                              1.583                    --
                                                                              1.876                    --
                                                                              2.047                    --
                                                                              2.200                    --
                                                                              1.891                    --
                                                                              2.372                    --
                                                                              1.957                    --
                                                                              1.184                    --
                                                                              2.715                    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 1.694                44,004
                                                                              1.026                53,832
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.681                    --
                                                                              0.718                    --
                                                                              1.281                    --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.438                    --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 1.919                    --
                                                                              1.813                    --
                                                                              1.776                    --
                                                                              1.599                    --
                                                                              1.220                    --
                                                                              1.100                    --
                                                                              1.123                    --
                                                                              1.021                    --
                                                                              0.876                    --
                                                                              1.430                    --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2.283                    --
                                                                              2.143                    --
                                                                              2.238                    --
                                                                              2.179                    --
                                                                              1.722                    --
                                                                              1.509                    --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 1.508                36,943
                                                                              1.175                38,281
                                                                              1.271                38,590
                                                                              1.279                42,905
                                                                              0.988                42,909
                                                                              0.857                42,915
                                                                              0.964                42,922
                                                                              0.822                42,934
                                                                              0.665                50,320
                                                                              0.970                55,499
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 1.378                    --
                                                                              1.422                    --
                                                                              1.482                    --
                                                                              1.629                    --
                                                                              1.398                    --
                                                                              1.226                    --
                                                                              1.405                    --
                                                                              1.290                    --
                                                                              1.004                    --
                                                                              1.782                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 1.113                    --
                                                                              1.030                    --
                                                                              1.001                    --
                                                                              1.081                    --
                                                                              0.900                    --
                                                                              0.674                    --
                                                                              1.117                    --

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.600           1.431                    --
                                                                          2015   1.724           1.600                    --
                                                                          2014   1.746           1.724                    --
                                                                          2013   1.285           1.746                    --
                                                                          2012   1.203           1.285                    --
                                                                          2011   1.323           1.203                    --
                                                                          2010   1.025           1.323                    --
                                                                          2009   0.667           1.025                    --
                                                                          2008   1.208           0.667                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.304           1.277                    --
                                                                          2015   1.284           1.304                    --
                                                                          2014   1.286           1.284                    --
                                                                          2013   1.035           1.286                 9,361
                                                                          2012   0.874           1.035                    --
                                                                          2011   0.977           0.874                    --
                                                                          2010   0.862           0.977                    --
                                                                          2009   0.631           0.862                    --
                                                                          2008   1.086           0.631                    --
                                                                          2007   1.046           1.086                    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.246           1.281                41,552
                                                                          2015   1.313           1.246                44,794
                                                                          2014   1.303           1.313                45,577
                                                                          2013   1.464           1.303                45,616
                                                                          2012   1.371           1.464                45,661
                                                                          2011   1.258           1.371                58,744
                                                                          2010   1.192           1.258                60,383
                                                                          2009   1.030           1.192                62,219
                                                                          2008   1.129           1.030                64,846
                                                                          2007   1.071           1.129                64,901
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.438           1.442                 7,506
                                                                          2015   1.471           1.438                 7,545
                                                                          2014   1.445           1.471                 7,587
                                                                          2013   1.507           1.445                17,466
                                                                          2012   1.412           1.507                18,573
                                                                          2011   1.400           1.412                32,376
                                                                          2010   1.324           1.400                34,594
                                                                          2009   1.194           1.324                36,469
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.655           1.661                    --
                                                                          2015   1.692           1.655                    --
                                                                          2014   1.558           1.692                    --
                                                                          2013   1.198           1.558                    --
                                                                          2012   1.109           1.198                    --
                                                                          2011   1.188           1.109                12,289
                                                                          2010   1.046           1.188                13,783
                                                                          2009   0.864           1.046                15,455
                                                                          2008   1.317           0.864                17,817
                                                                          2007   1.283           1.317                17,817
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.163           1.281                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.628           1.665                    --
                                                                          2015   1.688           1.628                    --
                                                                          2014   1.651           1.688                    --
                                                                          2013   1.664           1.651                    --
                                                                          2012   1.526           1.664                    --
                                                                          2011   1.506           1.526                    --
                                                                          2010   1.374           1.506                    --
                                                                          2009   1.056           1.374                    --
                                                                          2008   1.211           1.056                    --
                                                                          2007   1.162           1.211                    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.376           1.435                    --
                                                                          2012   1.256           1.376                    --
                                                                          2011   1.561           1.256                    --

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.324           1.501           --
                                                                          2015   1.406           1.324           --
                                                                          2014   1.270           1.406           --
                                                                          2013   0.971           1.270           --
                                                                          2012   0.842           0.971           --
                                                                          2011   0.898           0.842           --
                                                                          2010   0.785           0.898           --
                                                                          2009   0.679           0.785           --
                                                                          2008   1.090           0.679           --
                                                                          2007   1.073           1.090           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.495           1.696           --
                                                                          2015   1.585           1.495           --
                                                                          2014   1.460           1.585           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.270           1.280           --
                                                                          2015   1.292           1.270           --
                                                                          2014   1.235           1.292           --
                                                                          2013   1.273           1.235           --
                                                                          2012   1.211           1.273           --
                                                                          2011   1.163           1.211           --
                                                                          2010   1.099           1.163           --
                                                                          2009   1.027           1.099           --
                                                                          2008   1.088           1.027           --
                                                                          2007   1.048           1.088           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   2.420           2.367           --
                                                                          2015   2.330           2.420           --
                                                                          2014   2.189           2.330           --
                                                                          2013   1.669           2.189           --
                                                                          2012   1.494           1.669           --
                                                                          2011   1.678           1.494           --
                                                                          2010   1.433           1.678           --
                                                                          2009   1.143           1.433           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.904           0.886           --
                                                                          2015   0.925           0.904           --
                                                                          2014   0.946           0.925           --
                                                                          2013   0.968           0.946           --
                                                                          2012   0.991           0.968           --
                                                                          2011   1.014           0.991           --
                                                                          2010   1.037           1.014           --
                                                                          2009   1.057           1.037           --
                                                                          2008   1.052           1.057           --
                                                                          2007   1.024           1.052           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.660           0.651           --
                                                                          2008   1.130           0.660           --
                                                                          2007   1.199           1.130           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.633           0.659           --
                                                                          2008   1.174           0.633           --
                                                                          2007   1.156           1.174           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.006           1.105           --
                                                                          2012   0.890           1.006           --
                                                                          2011   0.972           0.890           --
                                                                          2010   0.869           0.972           --
                                                                          2009   0.730           0.869           --
                                                                          2008   1.225           0.730           --
                                                                          2007   1.205           1.225           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   1.646           1.694           --
                                                                          2015   1.639           1.646           --
                                                                          2014   1.510           1.639           --
                                                                          2013   1.165           1.510           --
                                                                          2012   1.075           1.165           --
                                                                          2011   1.136           1.075           --
                                                                          2010   1.009           1.136           --
                                                                          2009   0.692           1.009           --
                                                                          2008   1.305           0.692           --
                                                                          2007   1.109           1.305           --

                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.577
                                                                                 2015   1.573
                                                                                 2014   1.456
                                                                                 2013   1.235
                                                                                 2012   1.125
                                                                                 2011   1.109
                                                                                 2010   1.035
                                                                                 2009   0.896
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.500
                                                                                 2015   1.499
                                                                                 2014   1.386
                                                                                 2013   1.061
                                                                                 2012   0.962
                                                                                 2011   1.026
                                                                                 2010   0.937
                                                                                 2009   0.727
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.900
                                                                                 2010   0.796
                                                                                 2009   0.620
                                                                                 2008   1.065
                                                                                 2007   1.055
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.235
                                                                                 2015   1.271
                                                                                 2014   1.245
                                                                                 2013   1.221
                                                                                 2012   1.145
                                                                                 2011   1.135
                                                                                 2010   1.055
                                                                                 2009   0.896
                                                                                 2008   1.071
                                                                                 2007   1.038
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.248
                                                                                 2015   1.291
                                                                                 2014   1.259
                                                                                 2013   1.161
                                                                                 2012   1.066
                                                                                 2011   1.080
                                                                                 2010   0.990
                                                                                 2009   0.819
                                                                                 2008   1.070
                                                                                 2007   1.044
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.243
                                                                                 2015   1.289
                                                                                 2014   1.255
                                                                                 2013   1.089
                                                                                 2012   0.984
                                                                                 2011   1.021
                                                                                 2010   0.923
                                                                                 2009   0.746
                                                                                 2008   1.070
                                                                                 2007   1.050
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.221
                                                                                 2015   1.271
                                                                                 2014   1.236
                                                                                 2013   1.017
                                                                                 2012   0.902
                                                                                 2011   0.959
                                                                                 2010   0.856
                                                                                 2009   0.678
                                                                                 2008   1.070
                                                                                 2007   1.054
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   2.477
                                                                                 2015   2.512
                                                                                 2014   2.273
                                                                                 2013   1.766
                                                                                 2012   1.566
                                                                                 2011   1.576
                                                                                 2010   1.409
                                                                                 2009   1.150



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 1.649                    --
                                                                                 1.577                    --
                                                                                 1.573                    --
                                                                                 1.456                    --
                                                                                 1.235                    --
                                                                                 1.125                    --
                                                                                 1.109                    --
                                                                                 1.035                    --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 1.573                    --
                                                                                 1.500                    --
                                                                                 1.499                    --
                                                                                 1.386                    --
                                                                                 1.061                    --
                                                                                 0.962                    --
                                                                                 1.026                    --
                                                                                 0.937                    --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 0.973                    --
                                                                                 0.900                    --
                                                                                 0.796                    --
                                                                                 0.620                    --
                                                                                 1.065                    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.261                61,384
                                                                                 1.235                61,411
                                                                                 1.271                61,439
                                                                                 1.245                61,466
                                                                                 1.221                61,493
                                                                                 1.145                61,522
                                                                                 1.135                61,551
                                                                                 1.055                61,581
                                                                                 0.896                61,613
                                                                                 1.071                61,646
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 1.294                    --
                                                                                 1.248                    --
                                                                                 1.291                    --
                                                                                 1.259                    --
                                                                                 1.161                    --
                                                                                 1.066                    --
                                                                                 1.080                    --
                                                                                 0.990                    --
                                                                                 0.819                    --
                                                                                 1.070                    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 1.301                21,155
                                                                                 1.243                21,185
                                                                                 1.289                21,217
                                                                                 1.255                21,248
                                                                                 1.089                21,282
                                                                                 0.984                21,320
                                                                                 1.021                21,361
                                                                                 0.923                21,405
                                                                                 0.746                21,451
                                                                                 1.070                21,493
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 1.290                    --
                                                                                 1.221                    --
                                                                                 1.271                    --
                                                                                 1.236                    --
                                                                                 1.017                    --
                                                                                 0.902                    --
                                                                                 0.959                    --
                                                                                 0.856                    --
                                                                                 0.678                    --
                                                                                 1.070                    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2.697                    --
                                                                                 2.477                    --
                                                                                 2.512                    --
                                                                                 2.273                    --
                                                                                 1.766                    --
                                                                                 1.566                    --
                                                                                 1.576                    --
                                                                                 1.409                    --

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2016   1.510
                                                                                   2015   1.550
                                                                                   2014   1.463
                                                                                   2013   1.261
                                                                                   2012   1.159
                                                                                   2011   1.160
                                                                                   2010   1.080
                                                                                   2009   0.934
                                                                                   2008   1.230
                                                                                   2007   1.208
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2016   2.108
                                                                                   2015   2.161
                                                                                   2014   1.995
                                                                                   2013   1.504
                                                                                   2012   1.320
                                                                                   2011   1.339
                                                                                   2010   1.229
                                                                                   2009   1.041
                                                                                   2008   1.462
                                                                                   2007   1.390
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   1.596
                                                                                   2015   1.624
                                                                                   2014   1.662
                                                                                   2013   1.337
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   2.183
                                                                                   2015   2.225
                                                                                   2014   2.284
                                                                                   2013   1.840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.786
                                                                                   2015   1.654
                                                                                   2014   1.555
                                                                                   2013   1.147
                                                                                   2012   0.989
                                                                                   2011   1.026
                                                                                   2010   0.899
                                                                                   2009   0.643
                                                                                   2008   1.135
                                                                                   2007   1.064
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   1.812
                                                                                   2015   1.810
                                                                                   2014   1.736
                                                                                   2013   1.232
                                                                                   2012   1.088
                                                                                   2011   1.097
                                                                                   2010   0.834
                                                                                   2009   0.616
                                                                                   2008   0.941
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.149
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.147
                                                                                   2015   1.166
                                                                                   2014   1.158
                                                                                   2013   1.192
                                                                                   2012   1.179
                                                                                   2011   1.141
                                                                                   2010   1.102
                                                                                   2009   1.079
                                                                                   2008   1.107
                                                                                   2007   1.084
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.048
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.155
                                                                                   2008   1.128
                                                                                   2007   1.061
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.309
                                                                                   2007   1.214
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.587



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 1.608                    --
                                                                                   1.510                    --
                                                                                   1.550                    --
                                                                                   1.463                    --
                                                                                   1.261                    --
                                                                                   1.159                    --
                                                                                   1.160                    --
                                                                                   1.080                    --
                                                                                   0.934                    --
                                                                                   1.230                    --
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.357                    --
                                                                                   2.108                    --
                                                                                   2.161                    --
                                                                                   1.995                    --
                                                                                   1.504                    --
                                                                                   1.320                    --
                                                                                   1.339                    --
                                                                                   1.229                    --
                                                                                   1.041                    --
                                                                                   1.462                    --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 1.852                    --
                                                                                   1.596                    --
                                                                                   1.624                    --
                                                                                   1.662                    --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2.526                    --
                                                                                   2.183                    --
                                                                                   2.225                    --
                                                                                   2.284                    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.772                    --
                                                                                   1.786                    --
                                                                                   1.654                    --
                                                                                   1.555                    --
                                                                                   1.147                    --
                                                                                   0.989                    --
                                                                                   1.026                    --
                                                                                   0.899                    --
                                                                                   0.643                    --
                                                                                   1.135                    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 1.974                    --
                                                                                   1.812                    --
                                                                                   1.810                    --
                                                                                   1.736                    --
                                                                                   1.232                    --
                                                                                   1.088                    --
                                                                                   1.097                    --
                                                                                   0.834                    --
                                                                                   0.616                    --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.191                    --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.137                    --
                                                                                   1.147                    --
                                                                                   1.166                    --
                                                                                   1.158                    --
                                                                                   1.192                    --
                                                                                   1.179                    --
                                                                                   1.141                    --
                                                                                   1.102                    --
                                                                                   1.079                    --
                                                                                   1.107                    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 1.067                    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.191                    --
                                                                                   1.155                27,149
                                                                                   1.128                27,208
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 1.211                    --
                                                                                   1.309                    --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.714                    --

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............. 2007   1.431           1.525           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.476           1.577           --
                                                                      2013   1.272           1.476           --
                                                                      2012   1.176           1.272           --
                                                                      2011   1.204           1.176           --
                                                                      2010   1.098           1.204           --
                                                                      2009   0.915           1.098           --
                                                                      2008   1.252           0.915           --
                                                                      2007   1.155           1.252           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01).................. 2009   0.782           0.981           --
                                                                      2008   1.246           0.782           --
                                                                      2007   1.306           1.246           --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).............. 2009   0.698           0.714           --
                                                                      2008   1.255           0.698           --
                                                                      2007   1.142           1.255           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds and Trusts were renamed.




                     FORMER NAME                                            NEW NAME
----------------------------------------------------- ----------------------------------------------------
 MET INVESTORS SERIES TRUST                           BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
 Met/Wellington Large Cap Research Portfolio          Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio               Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                    Brighthouse Small Cap Value Portfolio
 METROPOLITAN SERIES FUND                             BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Balanced Portfolio                    Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MetLife Asset Allocation 20 Portfolio                Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio














                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-05-09-86

                                 VINTAGE XTRA
                           VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2017



                                      FOR



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   ISSUED BY



                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by Brighthouse Life Insurance Company (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

Brighthouse Life Insurance Company, Annuity Investor Services, P.O. Box 103666,

Des Moines, IA 50306-0366 or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------


























                                                              BLIC-Book-05-09-86

                               TABLE OF CONTENTS



                                                                     PAGE
                                                                    -----
THE INSURANCE COMPANY..............................................    2
PRINCIPAL UNDERWRITER..............................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT..................    3
VALUATION OF ASSETS................................................    3
   Funding Options.................................................    3
   The Contract Value..............................................    4
   Accumulation Unit Value.........................................    4
   Annuity Unit Value..............................................    4
   Calculation Of Money Market Yield...............................    4
FEDERAL TAX CONSIDERATIONS.........................................    5
   Mandatory Distributions for Qualified Plans.....................    5
   Nonqualified Annuity Contracts..................................    5
   Individual Retirement Annuities.................................    6
   Simple Plan IRA Form............................................    6
   Roth IRAs.......................................................    6
   Qualified Pension and Profit-Sharing Plans......................    6
   Section-403(b) Plans............................................    7
   Federal Income Tax Withholding..................................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................    8
CUSTODIAN..........................................................    8
CONDENSED FINANCIAL INFORMATION -- Vintage XTRA....................    9
CONDENSED FINANCIAL INFORMATION -- Vintage Xtra Series II..........  125
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect XTRA........  264
FINANCIAL STATEMENTS...............................................  377

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC (Brighthouse Securities) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is affiliated with the Company and the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.


Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2016........$568,161,672                    $0
 2015........$568,720,128                    $0
 2014........$ 43,885,979                    $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2017, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $54,000 for 2017 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2017 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2017 is $54,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,000 in 2017. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS


Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,000 in 2017).

Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                   CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                       CONDENSED FINANCIAL INFORMATION --
                                  Vintage XTRA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.080       1.156            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   0.903       0.454            --
                                                                            2007   0.785       0.903       257,998
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.247       2.225         4,180
                                                                            2015   2.135       2.247         5,558
                                                                            2014   2.120       2.135            --
                                                                            2013   1.668       2.120            --
                                                                            2012   1.383       1.668           344
                                                                            2011   1.542       1.383           349
                                                                            2010   1.402       1.542         3,978
                                                                            2009   1.001       1.402       101,125
                                                                            2008   1.651       1.001       121,884
                                                                            2007   1.461       1.651       155,396
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.073       2.234       108,938
                                                                            2015   1.972       2.073       107,327
                                                                            2014   1.846       1.972       108,248
                                                                            2013   1.442       1.846       110,165
                                                                            2012   1.243       1.442       112,013
                                                                            2011   1.320       1.243       113,293
                                                                            2010   1.130       1.320       266,154
                                                                            2009   0.823       1.130       474,750
                                                                            2008   1.493       0.823       519,168
                                                                            2007   1.351       1.493       655,341
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.127       2.335         6,102
                                                                            2015   2.131       2.127         6,104
                                                                            2014   1.957       2.131         6,107
                                                                            2013   1.489       1.957         6,110
                                                                            2012   1.288       1.489        26,237
                                                                            2011   1.334       1.288        55,157
                                                                            2010   1.216       1.334       143,904
                                                                            2009   0.942       1.216       225,504
                                                                            2008   1.539       0.942       320,159
                                                                            2007   1.489       1.539       413,323
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.259       2.399        14,986
                                                                            2015   2.282       2.259        18,665
                                                                            2014   2.074       2.282        14,992
                                                                            2013   1.607       2.074        14,995
                                                                            2012   1.404       1.607        15,002
                                                                            2011   1.465       1.404        15,011
                                                                            2010   1.271       1.465        19,343
                                                                            2009   0.952       1.271        52,718
                                                                            2008   1.686       0.952        57,254
                                                                            2007   1.458       1.686        57,905
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   3.058       3.369         7,320
                                                                            2015   3.159       3.058         6,057
                                                                            2014   3.027       3.159         4,952
                                                                            2013   2.264       3.027         5,634
                                                                            2012   2.008       2.264         6,019
                                                                            2011   2.289       2.008        36,830
                                                                            2010   1.809       2.289        35,891
                                                                            2009   1.315       1.809        25,963
                                                                            2008   2.213       1.315         7,629
                                                                            2007   1.950       2.213        48,181
Franklin Templeton Variable Insurance Products Trust

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)........................... 2016   1.509       1.693       182,093
                                                                                   2015   1.649       1.509       188,171
                                                                                   2014   1.602       1.649       183,956
                                                                                   2013   1.429       1.602       184,872
                                                                                   2012   1.289       1.429       186,136
                                                                                   2011   1.279       1.289       187,670
                                                                                   2010   1.153       1.279       188,819
                                                                                   2009   0.864       1.153       252,486
                                                                                   2008   1.249       0.864       208,464
                                                                                   2007   1.223       1.249       196,279
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   1.430       1.465        49,319
                                                                                   2015   1.492       1.430        49,319
                                                                                   2014   1.411       1.492        49,319
                                                                                   2013   1.038       1.411        49,319
                                                                                   2012   0.951       1.038        49,319
                                                                                   2011   1.016       0.951        49,319
                                                                                   2010   0.809       1.016        55,302
                                                                                   2009   0.572       0.809        55,310
                                                                                   2008   1.011       0.572        55,318
                                                                                   2007   0.924       1.011        90,682
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.556       1.655            --
                                                                                   2007   2.806       3.556         4,300
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.331       1.404        51,541
                                                                                   2015   1.446       1.331        51,543
                                                                                   2014   1.654       1.446        51,545
                                                                                   2013   1.366       1.654        51,547
                                                                                   2012   1.174       1.366        51,549
                                                                                   2011   1.335       1.174        75,850
                                                                                   2010   1.252       1.335       232,263
                                                                                   2009   0.928       1.252       424,953
                                                                                   2008   1.582       0.928       448,995
                                                                                   2007   1.392       1.582       571,459
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   1.040       1.148            --
                                                                                   2015   1.019       1.040            --
                                                                                   2014   0.922       1.019            --
                                                                                   2013   0.710       0.922            --
                                                                                   2012   0.617       0.710            --
                                                                                   2011   0.637       0.617            --
                                                                                   2010   0.516       0.637            --
                                                                                   2009   0.363       0.516            --
                                                                                   2008   0.657       0.363            --
                                                                                   2007   0.548       0.657            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.952       1.013            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.271       1.346            --
                                                                                   2009   1.069       1.271            --
                                                                                   2008   1.851       1.069            --
                                                                                   2007   1.793       1.851            --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.729       2.718        46,119
                                                                                   2015   2.822       2.729       105,260
                                                                                   2014   2.382       2.822       105,532
                                                                                   2013   1.638       2.382       106,266
                                                                                   2012   1.402       1.638       107,478
                                                                                   2011   1.390       1.402       116,492
                                                                                   2010   1.130       1.390       158,930
                                                                                   2009   0.853       1.130       281,793
                                                                                   2008   1.455       0.853       345,119
                                                                                   2007   1.456       1.455       373,650
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.913       1.923            --
                                                                                   2013   1.471       1.913       105,550
                                                                                   2012   1.300       1.471       115,190
                                                                                   2011   1.408       1.300       138,148
                                                                                   2010   1.227       1.408       175,746
                                                                                   2009   0.964       1.227       206,129
                                                                                   2008   1.544       0.964       336,437
                                                                                   2007   1.549       1.544       469,731

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   1.905       2.058            --
                                                                                    2015   1.906       1.905            --
                                                                                    2014   1.745       1.906            --
                                                                                    2013   1.364       1.745            --
                                                                                    2012   1.195       1.364            --
                                                                                    2011   1.184       1.195        47,047
                                                                                    2010   1.068       1.184        49,972
                                                                                    2009   0.889       1.068        87,058
                                                                                    2008   1.277       0.889        64,335
                                                                                    2007   1.197       1.277        52,880
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   1.151       1.133            --
                                                                                    2008   1.657       1.151        36,352
                                                                                    2007   1.660       1.657        36,352
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.457       1.539            --
                                                                                    2010   1.314       1.457        33,642
                                                                                    2009   0.952       1.314        36,629
                                                                                    2008   1.672       0.952        36,645
                                                                                    2007   1.668       1.672        37,712
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   0.892       0.970            --
                                                                                    2010   0.810       0.892         5,971
                                                                                    2009   0.675       0.810         5,981
                                                                                    2008   0.960       0.675         5,991
                                                                                    2007   0.916       0.960         6,000
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.394       1.577            --
                                                                                    2015   1.480       1.394            --
                                                                                    2014   1.324       1.480            --
                                                                                    2013   1.068       1.324            --
                                                                                    2012   0.950       1.068            --
                                                                                    2011   0.967       0.950            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.962       2.216        11,235
                                                                                    2015   2.086       1.962        11,254
                                                                                    2014   1.868       2.086        11,275
                                                                                    2013   1.510       1.868        11,295
                                                                                    2012   1.345       1.510        11,318
                                                                                    2011   1.269       1.345       102,587
                                                                                    2010   1.150       1.269       125,867
                                                                                    2009   0.953       1.150       126,975
                                                                                    2008   1.489       0.953       128,025
                                                                                    2007   1.436       1.489       129,910
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.798       1.900         9,509
                                                                                    2015   1.664       1.798        84,553
                                                                                    2014   1.483       1.664       100,417
                                                                                    2013   1.093       1.483       104,888
                                                                                    2012   0.923       1.093        87,794
                                                                                    2011   0.944       0.923       119,669
                                                                                    2010   0.874       0.944       118,050
                                                                                    2009   0.624       0.874       142,943
                                                                                    2008   1.010       0.624       129,137
                                                                                    2007   0.975       1.010       132,422
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.970       2.191        18,886
                                                                                    2015   2.061       1.970        79,329
                                                                                    2014   1.875       2.061        79,333
                                                                                    2013   1.439       1.875        79,336
                                                                                    2012   1.255       1.439        79,340
                                                                                    2011   1.215       1.255        79,396
                                                                                    2010   1.128       1.215        80,260
                                                                                    2009   0.921       1.128       101,945
                                                                                    2008   1.453       0.921       125,051
                                                                                    2007   1.421       1.453       192,644
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.752       2.961        42,757

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.733
                                                                                           2014   2.569
                                                                                           2013   1.900
                                                                                           2012   1.638
                                                                                           2011   1.732
                                                                                           2010   1.436
                                                                                           2009   1.073
                                                                                           2008   1.685
                                                                                           2007   1.598
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   2.789
                                                                                           2015   2.963
                                                                                           2014   2.893
                                                                                           2013   1.999
                                                                                           2012   1.701
                                                                                           2011   1.705
                                                                                           2010   1.384
                                                                                           2009   0.985
                                                                                           2008   1.688
                                                                                           2007   1.559
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.631
                                                                                           2008   1.026
                                                                                           2007   0.994
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.683
                                                                                           2010   0.669
                                                                                           2009   0.529
                                                                                           2008   0.949
                                                                                           2007   0.907
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.605
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   1.884
                                                                                           2015   1.892
                                                                                           2014   1.928
                                                                                           2013   1.794
                                                                                           2012   1.547
                                                                                           2011   1.535
                                                                                           2010   1.337
                                                                                           2009   0.850
                                                                                           2008   1.233
                                                                                           2007   1.249
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.986
                                                                                           2010   0.917
                                                                                           2009   0.794
                                                                                           2008   1.024
                                                                                           2007   1.026
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.412
                                                                                           2010   1.286
                                                                                           2009   1.095
                                                                                           2008   1.288
                                                                                           2007   1.284
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 2010   1.128
                                                                                           2009   1.143
                                                                                           2008   1.132
                                                                                           2007   1.097
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 2007   1.546
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 2007   1.233
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.259
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 2007   1.616
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 2007   1.807
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.152



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.752        43,185
                                                                                           2.733        43,478
                                                                                           2.569        43,793
                                                                                           1.900        44,169
                                                                                           1.638        44,631
                                                                                           1.732        45,248
                                                                                           1.436        80,649
                                                                                           1.073        81,041
                                                                                           1.685        93,475
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.904            --
                                                                                           2.789            --
                                                                                           2.963            --
                                                                                           2.893            --
                                                                                           1.999            --
                                                                                           1.701         4,004
                                                                                           1.705         4,004
                                                                                           1.384         4,004
                                                                                           0.985         4,004
                                                                                           1.688        14,594
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.614            --
                                                                                           0.631        45,995
                                                                                           1.026        49,310
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.594            --
                                                                                           0.683            --
                                                                                           0.669        20,467
                                                                                           0.529        20,479
                                                                                           0.949        20,489
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.635            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 1.938        41,435
                                                                                           1.884        41,440
                                                                                           1.892        41,444
                                                                                           1.928        41,449
                                                                                           1.794        41,454
                                                                                           1.547        50,317
                                                                                           1.535        50,324
                                                                                           1.337        68,378
                                                                                           0.850       135,675
                                                                                           1.233       236,204
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.974            --
                                                                                           0.986        49,261
                                                                                           0.917        53,593
                                                                                           0.794        53,616
                                                                                           1.024        55,141
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.439            --
                                                                                           1.412         9,427
                                                                                           1.286       109,470
                                                                                           1.095        78,697
                                                                                           1.288        78,704
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 1.122            --
                                                                                           1.128        70,008
                                                                                           1.143       226,817
                                                                                           1.132        43,161
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 1.622            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 1.296            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.344            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 1.679            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 1.991            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.147         8,475

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.185       1.152         9,469
                                                                              2014   1.059       1.185        10,270
                                                                              2013   1.037       1.059        10,951
                                                                              2012   0.835       1.037        15,907
                                                                              2011   0.895       0.835         9,165
                                                                              2010   0.782       0.895        10,106
                                                                              2009   0.588       0.782        65,940
                                                                              2008   1.023       0.588        65,954
                                                                              2007   1.220       1.023        68,018
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   1.064       1.108            --
                                                                              2013   0.837       1.064            --
                                                                              2012   0.693       0.837            --
                                                                              2011   0.760       0.693         4,041
                                                                              2010   0.704       0.760         4,047
                                                                              2009   0.499       0.704        68,875
                                                                              2008   0.872       0.499        74,861
                                                                              2007   0.680       0.872       165,196
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   1.177       1.193            --
                                                                              2015   1.243       1.177         6,675
                                                                              2014   1.105       1.243            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.401       1.495       342,803
                                                                              2015   1.487       1.401       360,613
                                                                              2014   1.600       1.487       378,920
                                                                              2013   1.243       1.600       487,064
                                                                              2012   0.975       1.243       835,900
                                                                              2011   1.152       0.975     1,000,815
                                                                              2010   1.004       1.152     1,345,374
                                                                              2009   0.656       1.004     1,934,157
                                                                              2008   1.124       0.656     1,836,197
                                                                              2007   1.152       1.124     2,095,796
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.304       1.482       314,982
                                                                              2015   1.456       1.304       347,478
                                                                              2014   1.349       1.456       456,464
                                                                              2013   1.052       1.349       625,297
                                                                              2012   0.932       1.052       772,372
                                                                              2011   0.984       0.932     1,055,377
                                                                              2010   0.796       0.984     1,236,162
                                                                              2009   0.639       0.796     1,560,801
                                                                              2008   1.061       0.639     2,274,707
                                                                              2007   1.072       1.061     2,834,109
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.297       2.526            --
                                                                              2015   2.368       2.297            --
                                                                              2014   2.224       2.368            --
                                                                              2013   1.608       2.224            --
                                                                              2012   1.379       1.608            --
                                                                              2011   1.413       1.379            --
                                                                              2010   1.135       1.413            --
                                                                              2009   0.860       1.135            --
                                                                              2008   1.423       0.860            --
                                                                              2007   1.298       1.423            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.802       2.321            --
                                                                              2015   1.975       1.802            --
                                                                              2014   1.917       1.975         5,104
                                                                              2013   1.462       1.917         5,476
                                                                              2012   1.285       1.462            --
                                                                              2011   1.452       1.285            --
                                                                              2010   1.235       1.452            --
                                                                              2009   0.972       1.235            --
                                                                              2008   1.321       0.972        25,715
                                                                              2007   1.355       1.321         5,535
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.051       2.251            --
                                                                              2015   2.418       2.051            --
                                                                              2014   2.628       2.418            --
                                                                              2013   2.811       2.628            --
                                                                              2012   2.402       2.811            --
                                                                              2011   3.003       2.402            --
                                                                              2010   2.467       3.003            --
                                                                              2009   1.484       2.467            --
                                                                              2008   3.240       1.484           688

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.603       0.573            --
                                                                               2008   1.069       0.603            --
                                                                               2007   0.971       1.069            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.656       1.656            --
                                                                               2015   1.656       1.656            --
                                                                               2014   1.656       1.656            --
                                                                               2013   1.559       1.656            --
                                                                               2012   1.296       1.559            --
                                                                               2011   1.413       1.296            --
                                                                               2010   1.351       1.413            --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.002       1.051            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.408       1.501        14,909
                                                                               2015   1.370       1.408        14,795
                                                                               2014   1.225       1.370        15,200
                                                                               2013   0.928       1.225        15,869
                                                                               2012   0.831       0.928        16,052
                                                                               2011   0.842       0.831        18,627
                                                                               2010   0.760       0.842        19,067
                                                                               2009   0.648       0.760        19,124
                                                                               2008   1.050       0.648        18,248
                                                                               2007   1.042       1.050        35,490
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.255       1.346            --
                                                                               2015   1.302       1.255            --
                                                                               2014   1.259       1.302            --
                                                                               2013   0.988       1.259            --
                                                                               2012   0.860       0.988            --
                                                                               2011   1.005       0.860            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.258       1.625       766,082
                                                                               2015   1.351       1.258       792,335
                                                                               2014   1.350       1.351       854,718
                                                                               2013   1.035       1.350     1,203,493
                                                                               2012   0.892       1.035     1,976,946
                                                                               2011   0.996       0.892     2,360,565
                                                                               2010   0.844       0.996     2,882,834
                                                                               2009   0.678       0.844     3,506,042
                                                                               2008   0.982       0.678     4,470,639
                                                                               2007   1.029       0.982     5,323,965
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.329       1.297       439,070
                                                                               2015   1.375       1.329       501,976
                                                                               2014   1.502       1.375       623,763
                                                                               2013   1.280       1.502       859,449
                                                                               2012   1.114       1.280     1,105,345
                                                                               2011   1.268       1.114     1,406,080
                                                                               2010   1.157       1.268       855,292
                                                                               2009   0.893       1.157     1,070,946
                                                                               2008   1.575       0.893     1,290,985
                                                                               2007   1.500       1.575     1,426,865
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.086       1.177            --
                                                                               2012   1.048       1.086            --
                                                                               2011   1.125       1.048            --
                                                                               2010   0.930       1.125            --
                                                                               2009   0.691       0.930            --
                                                                               2008   1.138       0.691            --
                                                                               2007   1.284       1.138         1,213
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.242       1.119        79,647
                                                                               2015   1.329       1.242        78,298
                                                                               2014   1.337       1.329        90,796
                                                                               2013   0.977       1.337        94,795
                                                                               2012   0.909       0.977       117,673
                                                                               2011   0.992       0.909       129,132
                                                                               2010   0.763       0.992       189,952
                                                                               2009   0.493       0.763       235,892
                                                                               2008   0.889       0.493       202,538
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.395       1.376       470,389

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.364       1.395       499,610
                                                                          2014   1.357       1.364       534,975
                                                                          2013   1.085       1.357       881,659
                                                                          2012   0.910       1.085     1,087,181
                                                                          2011   1.009       0.910     1,408,040
                                                                          2010   0.885       1.009     1,863,194
                                                                          2009   0.643       0.885     2,021,514
                                                                          2008   1.099       0.643     2,368,087
                                                                          2007   1.051       1.099     2,003,230
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.414       1.463       496,023
                                                                          2015   1.480       1.414       574,936
                                                                          2014   1.457       1.480       635,327
                                                                          2013   1.627       1.457       917,957
                                                                          2012   1.512       1.627     1,855,085
                                                                          2011   1.378       1.512     2,109,746
                                                                          2010   1.297       1.378     2,098,955
                                                                          2009   1.113       1.297     2,252,453
                                                                          2008   1.211       1.113     2,367,703
                                                                          2007   1.144       1.211     1,569,337
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.790       1.808        72,884
                                                                          2015   1.819       1.790        66,366
                                                                          2014   1.774       1.819       103,504
                                                                          2013   1.838       1.774       109,440
                                                                          2012   1.709       1.838       115,632
                                                                          2011   1.683       1.709       122,485
                                                                          2010   1.581       1.683       127,657
                                                                          2009   1.419       1.581       202,920
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.173       2.185            --
                                                                          2015   2.206       2.173            --
                                                                          2014   2.017       2.206            --
                                                                          2013   1.540       2.017            --
                                                                          2012   1.415       1.540            --
                                                                          2011   1.506       1.415            --
                                                                          2010   1.317       1.506            --
                                                                          2009   1.080       1.317            --
                                                                          2008   1.634       1.080            --
                                                                          2007   1.582       1.634            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.177       1.299            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.170       2.224            --
                                                                          2015   2.234       2.170        18,609
                                                                          2014   2.171       2.234        19,116
                                                                          2013   2.172       2.171        23,004
                                                                          2012   1.977       2.172        24,397
                                                                          2011   1.939       1.977        18,443
                                                                          2010   1.756       1.939        19,657
                                                                          2009   1.341       1.756        30,096
                                                                          2008   1.526       1.341        22,770
                                                                          2007   1.455       1.526        30,308
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.410       1.609       633,133
                                                                          2015   1.486       1.410       689,047
                                                                          2014   1.333       1.486       787,735
                                                                          2013   1.012       1.333       971,266
                                                                          2012   0.872       1.012     1,350,994
                                                                          2011   0.923       0.872     1,656,873
                                                                          2010   0.802       0.923     2,195,981
                                                                          2009   0.688       0.802     2,696,740
                                                                          2008   1.098       0.688     3,471,471
                                                                          2007   1.076       1.098     4,761,488
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.995       2.279        58,850
                                                                          2015   2.101       1.995        97,841
                                                                          2014   1.925       2.101       103,736
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.582       1.603         1,253

                             VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.600       1.582         1,265
                                                                                 2014   1.521       1.600         7,375
                                                                                 2013   1.560       1.521         7,995
                                                                                 2012   1.476       1.560         8,013
                                                                                 2011   1.409       1.476         8,031
                                                                                 2010   1.324       1.409         8,050
                                                                                 2009   1.231       1.324        17,747
                                                                                 2008   1.297       1.231        32,618
                                                                                 2007   1.242       1.297        32,624
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.306       1.287        27,279
                                                                                 2015   1.249       1.306        27,289
                                                                                 2014   1.165       1.249        27,510
                                                                                 2013   0.882       1.165        31,220
                                                                                 2012   0.784       0.882        56,653
                                                                                 2011   0.875       0.784        34,800
                                                                                 2010   0.742       0.875        35,366
                                                                                 2009   0.589       0.742       122,075
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   0.997       0.983            --
                                                                                 2015   1.013       0.997            --
                                                                                 2014   1.030       1.013            --
                                                                                 2013   1.046       1.030            --
                                                                                 2012   1.063       1.046           599
                                                                                 2011   1.080       1.063           618
                                                                                 2010   1.092       1.080         8,979
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.431       0.426            --
                                                                                 2008   0.733       0.431     2,992,918
                                                                                 2007   0.745       0.733     3,506,992
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.469       0.489            --
                                                                                 2008   0.863       0.469       178,720
                                                                                 2007   0.844       0.863       187,810
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.188       1.308            --
                                                                                 2012   1.044       1.188        66,065
                                                                                 2011   1.132       1.044        68,342
                                                                                 2010   1.005       1.132        68,647
                                                                                 2009   0.839       1.005        69,742
                                                                                 2008   1.397       0.839        69,159
                                                                                 2007   1.364       1.397       126,317
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.930       0.964        80,001
                                                                                 2015   0.919       0.930        78,340
                                                                                 2014   0.841       0.919        79,462
                                                                                 2013   0.644       0.841        80,658
                                                                                 2012   0.591       0.644        80,190
                                                                                 2011   0.620       0.591        90,497
                                                                                 2010   0.547       0.620       117,341
                                                                                 2009   0.372       0.547       161,174
                                                                                 2008   0.697       0.372       130,868
                                                                                 2007   0.588       0.697       133,836
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   1.542       1.520        53,026
                                                                                 2015   1.415       1.542        53,026
                                                                                 2014   1.318       1.415        53,026
                                                                                 2013   0.978       1.318        53,026
                                                                                 2012   0.858       0.978        53,030
                                                                                 2011   0.867       0.858        53,035
                                                                                 2010   0.790       0.867       219,443
                                                                                 2009   0.573       0.790       254,064
                                                                                 2008   0.864       0.573       254,528
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.448       1.474        32,939
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   2.157       2.272            --
                                                                                 2015   2.145       2.157            --
                                                                                 2014   1.975       2.145            --
                                                                                 2013   1.505       1.975            --
                                                                                 2012   1.358       1.505            --
                                                                                 2011   1.536       1.358            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2007   1.060       1.077            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.321       1.359            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.351       1.321            --
                                                                        2014   1.314       1.351            --
                                                                        2013   1.280       1.314            --
                                                                        2012   1.191       1.280            --
                                                                        2011   1.172       1.191            --
                                                                        2010   1.083       1.172            --
                                                                        2009   0.913       1.083            --
                                                                        2008   1.083       0.913            --
                                                                        2007   1.043       1.083            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2016   1.335       1.394            --
                                                                        2015   1.372       1.335            --
                                                                        2014   1.328       1.372            --
                                                                        2013   1.217       1.328            --
                                                                        2012   1.109       1.217            --
                                                                        2011   1.115       1.109            --
                                                                        2010   1.016       1.115            --
                                                                        2009   0.835       1.016            --
                                                                        2008   1.082       0.835            --
                                                                        2007   1.049       1.082       235,067
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2016   1.331       1.403            --
                                                                        2015   1.369       1.331            --
                                                                        2014   1.325       1.369            --
                                                                        2013   1.141       1.325            --
                                                                        2012   1.024       1.141            --
                                                                        2011   1.055       1.024            --
                                                                        2010   0.947       1.055            --
                                                                        2009   0.760       0.947            --
                                                                        2008   1.083       0.760            --
                                                                        2007   1.054       1.083        67,813
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.307       1.390            --
                                                                        2015   1.351       1.307            --
                                                                        2014   1.304       1.351            --
                                                                        2013   1.066       1.304            --
                                                                        2012   0.939       1.066            --
                                                                        2011   0.991       0.939            --
                                                                        2010   0.878       0.991            --
                                                                        2009   0.691       0.878            --
                                                                        2008   1.083       0.691            --
                                                                        2007   1.059       1.083            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   1.433       1.571        10,182
                                                                        2015   1.443       1.433        10,189
                                                                        2014   1.297       1.443        10,313
                                                                        2013   1.000       1.297        10,828
                                                                        2012   0.881       1.000        10,838
                                                                        2011   0.881       0.881        10,850
                                                                        2010   0.781       0.881        10,864
                                                                        2009   0.635       0.781        11,538
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   1.981       2.125        63,462
                                                                        2015   2.021       1.981       111,258
                                                                        2014   1.894       2.021       137,456
                                                                        2013   1.620       1.894       142,280
                                                                        2012   1.479       1.620       152,785
                                                                        2011   1.470       1.479       171,802
                                                                        2010   1.360       1.470       172,757
                                                                        2009   1.167       1.360       240,392
                                                                        2008   1.527       1.167       301,777
                                                                        2007   1.489       1.527       346,080
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.382       2.682            --
                                                                        2015   2.424       2.382            --
                                                                        2014   2.223       2.424            --
                                                                        2013   1.664       2.223            --
                                                                        2012   1.450       1.664            --
                                                                        2011   1.461       1.450            --
                                                                        2010   1.332       1.461            --
                                                                        2009   1.120       1.332            --
                                                                        2008   1.485       1.120            --
                                                                        2007   1.402       1.485        10,677
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.911       1.910        42,691

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.758
                                                                                           2014   1.641
                                                                                           2013   1.202
                                                                                           2012   1.029
                                                                                           2011   1.060
                                                                                           2010   0.922
                                                                                           2009   0.655
                                                                                           2008   1.148
                                                                                           2007   1.069
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.586
                                                                                           2015   1.644
                                                                                           2014   1.587
                                                                                           2013   1.599
                                                                                           2012   1.460
                                                                                           2011   1.440
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.117
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.369
                                                                                           2008   1.328
                                                                                           2007   1.241
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.961
                                                                                           2007   0.885
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.393
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.945



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.911        55,240
                                                                                           1.758        42,691
                                                                                           1.641        42,691
                                                                                           1.202        42,691
                                                                                           1.029        45,010
                                                                                           1.060       228,223
                                                                                           0.922       263,571
                                                                                           0.655       268,196
                                                                                           1.148       362,118
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.690            --
                                                                                           1.586         8,801
                                                                                           1.644         8,806
                                                                                           1.587         9,409
                                                                                           1.599         9,415
                                                                                           1.460         9,421
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.415            --
                                                                                           1.369       160,922
                                                                                           1.328       256,667
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.536            --
                                                                                           0.961        11,352
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.508            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.077            --





                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.080       1.156             --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   0.901       0.860             --
                                                                       2007   0.783       0.901      8,646,117
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.240       2.219      2,917,856
                                                                       2015   2.129       2.240      3,497,364
                                                                       2014   2.114       2.129      3,841,870
                                                                       2013   1.663       2.114      4,332,567
                                                                       2012   1.379       1.663      5,280,344
                                                                       2011   1.538       1.379      6,514,739
                                                                       2010   1.398       1.538      9,476,151
                                                                       2009   0.999       1.398     12,011,686
                                                                       2008   1.647       0.999     15,443,389
                                                                       2007   1.457       1.647     20,719,476
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   2.068       2.228      6,080,099
                                                                       2015   1.966       2.068      7,493,671
                                                                       2014   1.841       1.966      8,253,963
                                                                       2013   1.438       1.841      9,673,781
                                                                       2012   1.240       1.438     11,677,384
                                                                       2011   1.316       1.240     14,075,830
                                                                       2010   1.127       1.316     19,265,722
                                                                       2009   0.821       1.127     25,266,325
                                                                       2008   1.489       0.821     28,245,812
                                                                       2007   1.347       1.489     33,531,749
 American Funds Growth-Income Subaccount (Class 2) (11/99)............ 2016   2.121       2.328      4,232,309

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.125       2.121      5,619,810
                                                                              2014   1.952       2.125      6,297,990
                                                                              2013   1.485       1.952      7,298,591
                                                                              2012   1.285       1.485      8,769,660
                                                                              2011   1.330       1.285     10,739,373
                                                                              2010   1.213       1.330     15,307,491
                                                                              2009   0.939       1.213     18,741,597
                                                                              2008   1.535       0.939     22,823,743
                                                                              2007   1.485       1.535     29,775,419
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.252       2.392      1,539,023
                                                                              2015   2.276       2.252      1,757,571
                                                                              2014   2.068       2.276      1,909,953
                                                                              2013   1.603       2.068      2,238,571
                                                                              2012   1.400       1.603      2,623,013
                                                                              2011   1.461       1.400      3,334,401
                                                                              2010   1.268       1.461      4,897,089
                                                                              2009   0.950       1.268      6,760,810
                                                                              2008   1.682       0.950      7,731,186
                                                                              2007   1.454       1.682      8,767,872
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   3.058       3.369        442,737
                                                                              2015   3.159       3.058        496,530
                                                                              2014   3.027       3.159        530,589
                                                                              2013   2.264       3.027        630,294
                                                                              2012   2.008       2.264        782,493
                                                                              2011   2.289       2.008      1,104,556
                                                                              2010   1.809       2.289      1,463,609
                                                                              2009   1.315       1.809      1,883,633
                                                                              2008   2.213       1.315      2,043,755
                                                                              2007   1.950       2.213      2,637,765
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.509       1.693        807,777
                                                                              2015   1.649       1.509        876,233
                                                                              2014   1.602       1.649        962,316
                                                                              2013   1.429       1.602      1,129,540
                                                                              2012   1.289       1.429      1,288,335
                                                                              2011   1.279       1.289      1,524,507
                                                                              2010   1.153       1.279      2,044,756
                                                                              2009   0.864       1.153      2,079,680
                                                                              2008   1.249       0.864      1,785,440
                                                                              2007   1.223       1.249      1,878,115
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.426       1.461        655,012
                                                                              2015   1.488       1.426        755,687
                                                                              2014   1.407       1.488        816,111
                                                                              2013   1.035       1.407        978,806
                                                                              2012   0.949       1.035      1,130,892
                                                                              2011   1.013       0.949      1,496,809
                                                                              2010   0.806       1.013      2,323,197
                                                                              2009   0.571       0.806      3,277,086
                                                                              2008   1.009       0.571      3,688,622
                                                                              2007   0.921       1.009      4,366,432
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.556       3.235             --
                                                                              2007   2.806       3.556      1,211,669
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.327       1.400      1,260,726
                                                                              2015   1.442       1.327      1,186,615
                                                                              2014   1.649       1.442      1,381,616
                                                                              2013   1.363       1.649      1,667,248
                                                                              2012   1.171       1.363      2,116,713
                                                                              2011   1.332       1.171      2,661,870
                                                                              2010   1.248       1.332      3,609,994
                                                                              2009   0.926       1.248      4,395,974
                                                                              2008   1.577       0.926      5,647,036
                                                                              2007   1.388       1.577      7,216,761
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2016   1.038       1.146      1,114,353

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2015   1.017       1.038      1,064,401
                                                                                    2014   0.921       1.017      1,322,442
                                                                                    2013   0.708       0.921      1,437,706
                                                                                    2012   0.615       0.708      2,150,823
                                                                                    2011   0.636       0.615      2,772,653
                                                                                    2010   0.515       0.636      3,991,778
                                                                                    2009   0.362       0.515      4,235,388
                                                                                    2008   0.655       0.362      4,977,675
                                                                                    2007   0.547       0.655      5,611,076
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)......................... 2007   0.952       1.013             --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)..................... 2010   1.271       1.347             --
                                                                                    2009   1.069       1.271        365,946
                                                                                    2008   1.851       1.069        422,361
                                                                                    2007   1.793       1.851        440,270
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2016   2.721       2.710      3,256,113
                                                                                    2015   2.814       2.721      3,556,869
                                                                                    2014   2.375       2.814      4,006,640
                                                                                    2013   1.633       2.375      4,558,663
                                                                                    2012   1.398       1.633      5,754,084
                                                                                    2011   1.386       1.398      7,572,035
                                                                                    2010   1.127       1.386     10,246,619
                                                                                    2009   0.851       1.127     12,928,013
                                                                                    2008   1.451       0.851     15,465,605
                                                                                    2007   1.452       1.451     18,240,506
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 2014   1.908       1.918             --
                                                                                    2013   1.467       1.908      3,866,806
                                                                                    2012   1.296       1.467      4,887,589
                                                                                    2011   1.404       1.296      6,093,396
                                                                                    2010   1.224       1.404      9,488,818
                                                                                    2009   0.961       1.224     12,638,705
                                                                                    2008   1.540       0.961     14,594,606
                                                                                    2007   1.545       1.540     17,163,265
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   1.900       2.053      1,433,228
                                                                                    2015   1.900       1.900      1,661,564
                                                                                    2014   1.740       1.900      2,051,844
                                                                                    2013   1.360       1.740      2,455,071
                                                                                    2012   1.192       1.360      3,112,732
                                                                                    2011   1.180       1.192      3,670,642
                                                                                    2010   1.065       1.180      5,066,071
                                                                                    2009   0.886       1.065      6,110,979
                                                                                    2008   1.274       0.886      6,552,136
                                                                                    2007   1.194       1.274      7,730,573
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   1.151       1.126             --
                                                                                    2008   1.657       1.151        372,657
                                                                                    2007   1.660       1.657        511,400
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.457       1.539             --
                                                                                    2010   1.314       1.457      1,532,453
                                                                                    2009   0.952       1.314      1,737,902
                                                                                    2008   1.672       0.952      2,007,342
                                                                                    2007   1.668       1.672      2,575,616
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   0.892       0.970             --
                                                                                    2010   0.810       0.892        199,611
                                                                                    2009   0.675       0.810        225,346
                                                                                    2008   0.960       0.675        399,696
                                                                                    2007   0.916       0.960        474,145
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.394       1.577         49,478
                                                                                    2015   1.480       1.394         64,610
                                                                                    2014   1.324       1.480         67,747
                                                                                    2013   1.068       1.324         68,944
                                                                                    2012   0.950       1.068         70,663
                                                                                    2011   0.967       0.950         94,109
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.962       2.216        449,757

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.086
                                                                                           2014   1.868
                                                                                           2013   1.510
                                                                                           2012   1.345
                                                                                           2011   1.269
                                                                                           2010   1.150
                                                                                           2009   0.953
                                                                                           2008   1.489
                                                                                           2007   1.436
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2016   1.793
                                                                                           2015   1.660
                                                                                           2014   1.479
                                                                                           2013   1.090
                                                                                           2012   0.921
                                                                                           2011   0.942
                                                                                           2010   0.871
                                                                                           2009   0.622
                                                                                           2008   1.008
                                                                                           2007   0.972
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2016   1.965
                                                                                           2015   2.055
                                                                                           2014   1.870
                                                                                           2013   1.435
                                                                                           2012   1.252
                                                                                           2011   1.212
                                                                                           2010   1.125
                                                                                           2009   0.918
                                                                                           2008   1.449
                                                                                           2007   1.418
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2016   2.744
                                                                                           2015   2.726
                                                                                           2014   2.562
                                                                                           2013   1.895
                                                                                           2012   1.633
                                                                                           2011   1.727
                                                                                           2010   1.432
                                                                                           2009   1.070
                                                                                           2008   1.680
                                                                                           2007   1.594
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   2.781
                                                                                           2015   2.955
                                                                                           2014   2.885
                                                                                           2013   1.994
                                                                                           2012   1.696
                                                                                           2011   1.700
                                                                                           2010   1.380
                                                                                           2009   0.982
                                                                                           2008   1.683
                                                                                           2007   1.555
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.629
                                                                                           2008   1.023
                                                                                           2007   0.991
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.681
                                                                                           2010   0.667
                                                                                           2009   0.527
                                                                                           2008   0.947
                                                                                           2007   0.905
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.605
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   1.879



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.962        499,626
                                                                                           2.086        697,545
                                                                                           1.868        719,354
                                                                                           1.510        810,389
                                                                                           1.345        941,485
                                                                                           1.269      1,226,787
                                                                                           1.150      1,316,478
                                                                                           0.953      1,704,335
                                                                                           1.489      2,079,652
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 1.895      2,246,780
                                                                                           1.793      2,479,583
                                                                                           1.660      2,898,494
                                                                                           1.479      3,620,746
                                                                                           1.090      4,317,527
                                                                                           0.921      5,480,431
                                                                                           0.942      7,236,349
                                                                                           0.871      9,526,956
                                                                                           0.622     11,204,523
                                                                                           1.008     13,752,289
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.185      1,294,561
                                                                                           1.965      1,372,584
                                                                                           2.055      1,494,713
                                                                                           1.870      1,975,009
                                                                                           1.435      2,527,943
                                                                                           1.252      3,274,973
                                                                                           1.212      4,489,112
                                                                                           1.125      5,641,069
                                                                                           0.918      6,999,706
                                                                                           1.449      9,586,806
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2.953        890,327
                                                                                           2.744        965,414
                                                                                           2.726      1,082,460
                                                                                           2.562      1,343,383
                                                                                           1.895      1,556,380
                                                                                           1.633      1,914,001
                                                                                           1.727      2,931,707
                                                                                           1.432      3,626,858
                                                                                           1.070      4,517,113
                                                                                           1.680      5,242,939
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.896        287,044
                                                                                           2.781        308,904
                                                                                           2.955        399,866
                                                                                           2.885        583,908
                                                                                           1.994        685,293
                                                                                           1.696        983,676
                                                                                           1.700      1,674,256
                                                                                           1.380      1,922,697
                                                                                           0.982      2,199,826
                                                                                           1.683      2,592,542
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.613             --
                                                                                           0.629      6,436,732
                                                                                           1.023      7,045,973
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.733             --
                                                                                           0.681      1,686,588
                                                                                           0.667      2,088,740
                                                                                           0.527      2,345,494
                                                                                           0.947      2,796,529
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.635             --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 1.933        588,962

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   1.886       1.879        675,077
                                                                                      2014   1.923       1.886        814,371
                                                                                      2013   1.789       1.923        982,215
                                                                                      2012   1.543       1.789      1,710,193
                                                                                      2011   1.531       1.543      1,919,616
                                                                                      2010   1.334       1.531      2,732,639
                                                                                      2009   0.847       1.334      3,304,614
                                                                                      2008   1.230       0.847      3,806,650
                                                                                      2007   1.246       1.230      4,492,029
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.986       0.974             --
                                                                                      2010   0.917       0.986        349,699
                                                                                      2009   0.794       0.917        332,000
                                                                                      2008   1.024       0.794        418,844
                                                                                      2007   1.026       1.024        561,156
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.408       1.435             --
                                                                                      2010   1.283       1.408      1,952,151
                                                                                      2009   1.092       1.283      2,918,886
                                                                                      2008   1.285       1.092      3,726,724
                                                                                      2007   1.280       1.285      4,399,085
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.124       1.119             --
                                                                                      2009   1.140       1.124     11,135,033
                                                                                      2008   1.129       1.140     19,534,385
                                                                                      2007   1.093       1.129     11,395,268
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.542       1.618             --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.229       1.292             --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.259       1.344             --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.616       1.679             --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.807       1.991             --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.152       1.147        240,688
                                                                                      2015   1.185       1.152        259,812
                                                                                      2014   1.059       1.185        296,515
                                                                                      2013   1.037       1.059        614,011
                                                                                      2012   0.835       1.037        838,661
                                                                                      2011   0.895       0.835      1,241,259
                                                                                      2010   0.782       0.895      1,368,779
                                                                                      2009   0.588       0.782      1,493,074
                                                                                      2008   1.023       0.588      1,829,421
                                                                                      2007   1.220       1.023      2,017,161
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   1.062       1.106             --
                                                                                      2013   0.836       1.062        951,460
                                                                                      2012   0.692       0.836      1,159,364
                                                                                      2011   0.758       0.692      1,454,982
                                                                                      2010   0.702       0.758      1,892,601
                                                                                      2009   0.498       0.702      3,185,947
                                                                                      2008   0.871       0.498      3,388,052
                                                                                      2007   0.678       0.871      3,269,960
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2016   1.175       1.191      1,100,462
                                                                                      2015   1.241       1.175      1,320,713
                                                                                      2014   1.103       1.241      1,434,352
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2016   1.403       1.497             --
                                                                                      2015   1.490       1.403             --
                                                                                      2014   1.603       1.490             --
                                                                                      2013   1.245       1.603             --
                                                                                      2012   0.977       1.245             --
                                                                                      2011   1.154       0.977             --
                                                                                      2010   1.005       1.154             --
                                                                                      2009   0.657       1.005             --
                                                                                      2008   1.126       0.657             --
                                                                                      2007   1.154       1.126          1,296

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.297       2.526       181,214
                                                                              2015   2.368       2.297       102,546
                                                                              2014   2.224       2.368        91,038
                                                                              2013   1.608       2.224       110,620
                                                                              2012   1.379       1.608       119,654
                                                                              2011   1.413       1.379       202,028
                                                                              2010   1.135       1.413       119,955
                                                                              2009   0.860       1.135        78,635
                                                                              2008   1.423       0.860        91,190
                                                                              2007   1.298       1.423       119,442
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.802       2.321       119,094
                                                                              2015   1.975       1.802       139,382
                                                                              2014   1.917       1.975       192,025
                                                                              2013   1.462       1.917       276,055
                                                                              2012   1.285       1.462       343,409
                                                                              2011   1.452       1.285       253,910
                                                                              2010   1.235       1.452       490,798
                                                                              2009   0.972       1.235       403,250
                                                                              2008   1.321       0.972       366,478
                                                                              2007   1.355       1.321       270,232
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.051       2.251       211,085
                                                                              2015   2.418       2.051       249,180
                                                                              2014   2.628       2.418       299,543
                                                                              2013   2.811       2.628       355,728
                                                                              2012   2.402       2.811       452,260
                                                                              2011   3.003       2.402       528,753
                                                                              2010   2.467       3.003       633,917
                                                                              2009   1.484       2.467       954,611
                                                                              2008   3.240       1.484     1,110,838
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.603       0.573            --
                                                                              2008   1.069       0.603       907,928
                                                                              2007   0.971       1.069     1,055,371
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.656       1.656            --
                                                                              2015   1.656       1.656            --
                                                                              2014   1.656       1.656            --
                                                                              2013   1.559       1.656            --
                                                                              2012   1.296       1.559       183,218
                                                                              2011   1.413       1.296       338,703
                                                                              2010   1.351       1.413       344,897
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.000       1.048            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.404       1.496       497,916
                                                                              2015   1.366       1.404       545,639
                                                                              2014   1.221       1.366       651,362
                                                                              2013   0.925       1.221       904,073
                                                                              2012   0.828       0.925     1,161,912
                                                                              2011   0.840       0.828     1,496,538
                                                                              2010   0.758       0.840     2,254,971
                                                                              2009   0.646       0.758     2,805,731
                                                                              2008   1.047       0.646     3,192,195
                                                                              2007   1.039       1.047     3,636,732
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.255       1.346        96,250
                                                                              2015   1.302       1.255        96,594
                                                                              2014   1.259       1.302        96,931
                                                                              2013   0.988       1.259        96,395
                                                                              2012   0.860       0.988       445,969
                                                                              2011   1.005       0.860       517,582
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.086       1.177            --
                                                                              2012   1.048       1.086        47,757
                                                                              2011   1.125       1.048        53,874
                                                                              2010   0.930       1.125       104,602
                                                                              2009   0.691       0.930        95,439
                                                                              2008   1.138       0.691        86,203
                                                                              2007   1.284       1.138        62,624
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2016   1.790       1.808     3,015,200

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.819       1.790      3,617,535
                                                                         2014   1.774       1.819      4,133,746
                                                                         2013   1.838       1.774      5,845,680
                                                                         2012   1.709       1.838      7,291,366
                                                                         2011   1.683       1.709      9,605,279
                                                                         2010   1.581       1.683     13,162,946
                                                                         2009   1.419       1.581     15,402,642
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.173       2.185             --
                                                                         2015   2.206       2.173        274,602
                                                                         2014   2.017       2.206        290,650
                                                                         2013   1.540       2.017        350,300
                                                                         2012   1.415       1.540        446,557
                                                                         2011   1.506       1.415        601,950
                                                                         2010   1.317       1.506      1,013,631
                                                                         2009   1.080       1.317      1,161,904
                                                                         2008   1.634       1.080        113,308
                                                                         2007   1.582       1.634        168,994
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.177       1.299             --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.166       2.220             --
                                                                         2015   2.230       2.166        516,876
                                                                         2014   2.167       2.230        527,316
                                                                         2013   2.168       2.167        763,614
                                                                         2012   1.974       2.168        973,856
                                                                         2011   1.935       1.974      1,096,580
                                                                         2010   1.753       1.935      1,347,395
                                                                         2009   1.338       1.753      1,657,695
                                                                         2008   1.524       1.338      1,426,678
                                                                         2007   1.452       1.524      1,541,958
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   1.990       2.273      2,708,148
                                                                         2015   2.095       1.990      2,921,724
                                                                         2014   1.920       2.095      3,416,787
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).................. 2016   1.578       1.599        719,498
                                                                         2015   1.596       1.578        841,673
                                                                         2014   1.517       1.596        951,191
                                                                         2013   1.555       1.517      1,103,939
                                                                         2012   1.472       1.555      1,297,807
                                                                         2011   1.406       1.472      1,700,789
                                                                         2010   1.320       1.406      2,482,687
                                                                         2009   1.227       1.320      3,616,520
                                                                         2008   1.293       1.227      3,597,274
                                                                         2007   1.238       1.293      4,007,548
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.111       1.287      2,475,295
                                                                         2015   1.062       1.111      3,025,533
                                                                         2014   0.991       1.062      3,514,758
                                                                         2013   0.750       0.991      4,314,904
                                                                         2012   0.667       0.750      5,425,685
                                                                         2011   0.744       0.667      6,320,831
                                                                         2010   0.631       0.744      9,325,242
                                                                         2009   0.501       0.631     10,463,500
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........ 2016   1.022       1.007      2,099,982
                                                                         2015   1.038       1.022      2,443,502
                                                                         2014   1.055       1.038      2,431,773
                                                                         2013   1.072       1.055      3,872,760
                                                                         2012   1.089       1.072      3,422,402
                                                                         2011   1.107       1.089      4,189,309
                                                                         2010   1.118       1.107      6,218,813
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.467       0.488             --
                                                                         2008   0.861       0.467     11,445,854
                                                                         2007   0.841       0.861     12,975,026
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.185       1.304             --
                                                                         2012   1.041       1.185      2,144,040
                                                                         2011   1.129       1.041      2,519,901
                                                                         2010   1.002       1.129      3,347,726
                                                                         2009   0.836       1.002      4,103,729
                                                                         2008   1.394       0.836      4,894,415
                                                                         2007   1.361       1.394      5,912,777

                             VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.928       0.962     1,140,804
                                                                                 2015   0.918       0.928     1,212,543
                                                                                 2014   0.840       0.918     1,552,136
                                                                                 2013   0.643       0.840     1,711,813
                                                                                 2012   0.590       0.643     2,169,747
                                                                                 2011   0.619       0.590     2,858,784
                                                                                 2010   0.546       0.619     3,861,312
                                                                                 2009   0.372       0.546     4,750,320
                                                                                 2008   0.696       0.372     5,856,671
                                                                                 2007   0.587       0.696     6,787,109
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   1.538       1.516     1,329,547
                                                                                 2015   1.411       1.538     1,481,631
                                                                                 2014   1.314       1.411     1,935,067
                                                                                 2013   0.975       1.314     2,215,120
                                                                                 2012   0.856       0.975     3,149,450
                                                                                 2011   0.865       0.856     3,577,790
                                                                                 2010   0.787       0.865     5,029,669
                                                                                 2009   0.572       0.787     6,409,515
                                                                                 2008   0.862       0.572     7,603,089
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.445       1.472       365,624
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   2.157       2.272       583,742
                                                                                 2015   2.145       2.157       596,487
                                                                                 2014   1.975       2.145       616,676
                                                                                 2013   1.505       1.975       689,018
                                                                                 2012   1.358       1.505       858,782
                                                                                 2011   1.536       1.358     1,014,025
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.930       1.008            --
                                                                                 2010   0.817       0.930       535,252
                                                                                 2009   0.631       0.817       526,380
                                                                                 2008   1.077       0.631       214,053
                                                                                 2007   1.060       1.077       719,236
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.321       1.359       590,101
                                                                                 2015   1.351       1.321       618,681
                                                                                 2014   1.314       1.351       653,962
                                                                                 2013   1.280       1.314     1,084,345
                                                                                 2012   1.191       1.280     1,026,275
                                                                                 2011   1.172       1.191     1,020,621
                                                                                 2010   1.083       1.172     1,602,521
                                                                                 2009   0.913       1.083     2,076,436
                                                                                 2008   1.083       0.913     1,792,446
                                                                                 2007   1.043       1.083     1,310,807
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.335       1.394       305,544
                                                                                 2015   1.372       1.335       543,263
                                                                                 2014   1.328       1.372       583,436
                                                                                 2013   1.217       1.328       772,653
                                                                                 2012   1.109       1.217       570,121
                                                                                 2011   1.115       1.109       955,302
                                                                                 2010   1.016       1.115     1,157,633
                                                                                 2009   0.835       1.016     1,676,270
                                                                                 2008   1.082       0.835       793,136
                                                                                 2007   1.049       1.082       817,000
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.331       1.403       612,833
                                                                                 2015   1.369       1.331       825,104
                                                                                 2014   1.325       1.369       928,499
                                                                                 2013   1.141       1.325     1,023,333
                                                                                 2012   1.024       1.141       906,532
                                                                                 2011   1.055       1.024       949,829
                                                                                 2010   0.947       1.055     1,346,917
                                                                                 2009   0.760       0.947     1,316,943
                                                                                 2008   1.083       0.760     2,503,151
                                                                                 2007   1.054       1.083     1,725,021
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.307       1.390       166,449

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.351
                                                                                           2014   1.304
                                                                                           2013   1.066
                                                                                           2012   0.939
                                                                                           2011   0.991
                                                                                           2010   0.878
                                                                                           2009   0.691
                                                                                           2008   1.083
                                                                                           2007   1.059
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   1.429
                                                                                           2015   1.439
                                                                                           2014   1.293
                                                                                           2013   0.998
                                                                                           2012   0.878
                                                                                           2011   0.878
                                                                                           2010   0.779
                                                                                           2009   0.634
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.976
                                                                                           2015   2.015
                                                                                           2014   1.888
                                                                                           2013   1.616
                                                                                           2012   1.475
                                                                                           2011   1.466
                                                                                           2010   1.356
                                                                                           2009   1.164
                                                                                           2008   1.522
                                                                                           2007   1.485
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.097
                                                                                           2015   2.134
                                                                                           2014   1.957
                                                                                           2013   1.465
                                                                                           2012   1.276
                                                                                           2011   1.286
                                                                                           2010   1.172
                                                                                           2009   0.986
                                                                                           2008   1.485
                                                                                           2007   1.402
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2016   1.433
                                                                                           2015   1.450
                                                                                           2014   1.478
                                                                                           2013   1.185
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.911
                                                                                           2015   1.758
                                                                                           2014   1.641
                                                                                           2013   1.202
                                                                                           2012   1.029
                                                                                           2011   1.060
                                                                                           2010   0.922
                                                                                           2009   0.655
                                                                                           2008   1.148
                                                                                           2007   1.069
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.581
                                                                                           2015   1.640
                                                                                           2014   1.582
                                                                                           2013   1.595
                                                                                           2012   1.456
                                                                                           2011   1.436
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.117
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.369
                                                                                           2008   1.328
                                                                                           2007   1.241
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.961
                                                                                           2007   0.885
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.393



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.307        174,329
                                                                                           1.351        270,383
                                                                                           1.304        309,833
                                                                                           1.066        264,434
                                                                                           0.939        350,643
                                                                                           0.991        486,560
                                                                                           0.878        518,200
                                                                                           0.691      1,285,755
                                                                                           1.083      1,392,440
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.567      2,336,218
                                                                                           1.429      2,392,394
                                                                                           1.439      2,418,538
                                                                                           1.293      2,660,496
                                                                                           0.998      2,159,798
                                                                                           0.878      3,088,235
                                                                                           0.878      4,680,071
                                                                                           0.779      5,612,153
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.119      3,272,639
                                                                                           1.976      3,592,264
                                                                                           2.015      4,093,035
                                                                                           1.888      4,997,331
                                                                                           1.616      5,635,912
                                                                                           1.475      7,169,587
                                                                                           1.466     10,097,645
                                                                                           1.356     12,123,071
                                                                                           1.164     15,181,646
                                                                                           1.522     18,286,448
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.360        634,589
                                                                                           2.097        726,169
                                                                                           2.134        815,899
                                                                                           1.957        984,480
                                                                                           1.465        477,991
                                                                                           1.276        545,452
                                                                                           1.286        661,278
                                                                                           1.172        814,829
                                                                                           0.986      1,165,119
                                                                                           1.485      1,736,513
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.669         35,322
                                                                                           1.433         12,115
                                                                                           1.450         12,440
                                                                                           1.478         37,521
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.910      1,821,368
                                                                                           1.911      2,038,981
                                                                                           1.758      2,398,508
                                                                                           1.641      2,682,995
                                                                                           1.202      3,665,286
                                                                                           1.029      4,258,042
                                                                                           1.060      5,513,451
                                                                                           0.922      6,382,276
                                                                                           0.655      7,419,349
                                                                                           1.148      9,165,172
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.685        575,895
                                                                                           1.581        657,125
                                                                                           1.640        757,254
                                                                                           1.582        907,512
                                                                                           1.595      1,215,819
                                                                                           1.456      1,490,442
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139             --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.415             --
                                                                                           1.369     20,481,793
                                                                                           1.328     16,202,664
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.891             --
                                                                                           0.961        431,802
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.508             --

                     VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........ 2007   1.945       2.077    --





                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.080       1.156            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.454       0.729            --
                                                                            2007   1.264       1.454            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.702       2.674       490,944
                                                                            2015   2.568       2.702       620,072
                                                                            2014   2.552       2.568       703,818
                                                                            2013   2.008       2.552     1,001,328
                                                                            2012   1.666       2.008     1,174,752
                                                                            2011   1.859       1.666     1,190,861
                                                                            2010   1.691       1.859     1,322,368
                                                                            2009   1.208       1.691     1,409,950
                                                                            2008   1.994       1.208     1,248,749
                                                                            2007   1.765       1.994     1,703,408
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.412       2.597     1,167,222
                                                                            2015   2.294       2.412     1,522,291
                                                                            2014   2.150       2.294     1,735,399
                                                                            2013   1.680       2.150     2,408,596
                                                                            2012   1.449       1.680     2,702,205
                                                                            2011   1.539       1.449     3,176,134
                                                                            2010   1.318       1.539     3,548,444
                                                                            2009   0.961       1.318     3,819,658
                                                                            2008   1.744       0.961     4,060,006
                                                                            2007   1.578       1.744     4,041,394
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.092       2.295       885,962
                                                                            2015   2.096       2.092     1,283,760
                                                                            2014   1.926       2.096     1,464,555
                                                                            2013   1.467       1.926     1,872,500
                                                                            2012   1.270       1.467     2,184,533
                                                                            2011   1.315       1.270     2,378,223
                                                                            2010   1.199       1.315     2,449,076
                                                                            2009   0.929       1.199     2,668,778
                                                                            2008   1.520       0.929     2,751,588
                                                                            2007   1.471       1.520     3,597,597
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.522       2.677       539,541
                                                                            2015   2.550       2.522       654,616
                                                                            2014   2.318       2.550       704,465
                                                                            2013   1.797       2.318     1,039,452
                                                                            2012   1.571       1.797     1,437,207
                                                                            2011   1.640       1.571     1,368,275
                                                                            2010   1.424       1.640     1,302,880
                                                                            2009   1.067       1.424     1,445,465
                                                                            2008   1.891       1.067     1,483,555
                                                                            2007   1.636       1.891     1,644,595
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   2.949       3.246       183,617
                                                                            2015   3.047       2.949       216,118
                                                                            2014   2.922       3.047       298,908
                                                                            2013   2.186       2.922       501,441
                                                                            2012   1.940       2.186       621,296
                                                                            2011   2.213       1.940       637,041
                                                                            2010   1.749       2.213       756,470
                                                                            2009   1.273       1.749       740,425
                                                                            2008   2.142       1.273       796,222
                                                                            2007   1.889       2.142       974,757

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)........................... 2016   1.501       1.683       162,268
                                                                                   2015   1.641       1.501       201,401
                                                                                   2014   1.595       1.641       198,846
                                                                                   2013   1.423       1.595       216,760
                                                                                   2012   1.284       1.423       262,883
                                                                                   2011   1.275       1.284       381,087
                                                                                   2010   1.151       1.275       345,031
                                                                                   2009   0.863       1.151       371,430
                                                                                   2008   1.247       0.863       385,936
                                                                                   2007   1.222       1.247       495,737
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   2.223       2.278        12,072
                                                                                   2015   2.322       2.223        12,066
                                                                                   2014   2.196       2.322        12,071
                                                                                   2013   1.616       2.196        44,892
                                                                                   2012   1.482       1.616        58,966
                                                                                   2011   1.584       1.482        93,491
                                                                                   2010   1.261       1.584       118,298
                                                                                   2009   0.893       1.261       127,078
                                                                                   2008   1.579       0.893       110,348
                                                                                   2007   1.443       1.579       107,259
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.104       2.824            --
                                                                                   2007   2.451       3.104       342,033
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.691       1.783       159,254
                                                                                   2015   1.839       1.691       252,365
                                                                                   2014   2.104       1.839       337,829
                                                                                   2013   1.739       2.104       533,035
                                                                                   2012   1.495       1.739       710,239
                                                                                   2011   1.701       1.495       883,020
                                                                                   2010   1.595       1.701     1,182,589
                                                                                   2009   1.184       1.595     1,283,412
                                                                                   2008   2.018       1.184     1,368,294
                                                                                   2007   1.777       2.018     1,464,184
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.146       3.469         9,250
                                                                                   2015   3.082       3.146        15,750
                                                                                   2014   2.791       3.082        22,409
                                                                                   2013   2.149       2.791        26,896
                                                                                   2012   1.868       2.149        86,646
                                                                                   2011   1.931       1.868        96,242
                                                                                   2010   1.564       1.931        66,090
                                                                                   2009   1.101       1.564        66,501
                                                                                   2008   1.993       1.101       117,591
                                                                                   2007   1.665       1.993       132,432
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.288       1.371            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.041       1.103            --
                                                                                   2009   0.876       1.041       848,076
                                                                                   2008   1.518       0.876       859,631
                                                                                   2007   1.471       1.518       980,676
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.697       2.685       228,483
                                                                                   2015   2.791       2.697       265,709
                                                                                   2014   2.357       2.791       325,759
                                                                                   2013   1.621       2.357       568,608
                                                                                   2012   1.388       1.621       747,284
                                                                                   2011   1.377       1.388       819,601
                                                                                   2010   1.120       1.377       747,888
                                                                                   2009   0.846       1.120       902,851
                                                                                   2008   1.444       0.846     1,116,912
                                                                                   2007   1.446       1.444     1,292,103
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.815       1.824            --

                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2013   1.396       1.815       179,474
                                                                                    2012   1.235       1.396       202,059
                                                                                    2011   1.338       1.235       221,706
                                                                                    2010   1.167       1.338       269,097
                                                                                    2009   0.917       1.167       313,598
                                                                                    2008   1.470       0.917       501,554
                                                                                    2007   1.476       1.470       615,753
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   2.203       2.378        78,283
                                                                                    2015   2.204       2.203       133,688
                                                                                    2014   2.019       2.204       148,033
                                                                                    2013   1.579       2.019       636,891
                                                                                    2012   1.384       1.579       773,787
                                                                                    2011   1.372       1.384       790,591
                                                                                    2010   1.238       1.372       955,898
                                                                                    2009   1.031       1.238     1,074,189
                                                                                    2008   1.482       1.031       710,344
                                                                                    2007   1.390       1.482       733,320
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.951       0.936            --
                                                                                    2008   1.370       0.951       458,723
                                                                                    2007   1.373       1.370       550,690
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.196       1.264            --
                                                                                    2010   1.079       1.196     1,254,040
                                                                                    2009   0.782       1.079     1,341,088
                                                                                    2008   1.375       0.782     1,782,421
                                                                                    2007   1.372       1.375     2,305,391
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.242       1.349            --
                                                                                    2010   1.128       1.242        86,107
                                                                                    2009   0.940       1.128        87,732
                                                                                    2008   1.338       0.940        87,731
                                                                                    2007   1.278       1.338       105,994
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.935       2.188        60,486
                                                                                    2015   2.055       1.935        60,773
                                                                                    2014   1.839       2.055        61,068
                                                                                    2013   1.485       1.839        64,307
                                                                                    2012   1.322       1.485        64,557
                                                                                    2011   1.345       1.322        84,090
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.708       1.928       464,658
                                                                                    2015   1.817       1.708       612,328
                                                                                    2014   1.628       1.817       540,017
                                                                                    2013   1.317       1.628       735,515
                                                                                    2012   1.173       1.317       810,958
                                                                                    2011   1.108       1.173       934,776
                                                                                    2010   1.004       1.108     1,192,584
                                                                                    2009   0.833       1.004     1,296,828
                                                                                    2008   1.301       0.833     1,531,191
                                                                                    2007   1.256       1.301     1,607,142
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.259       2.387        26,045
                                                                                    2015   2.092       2.259        26,416
                                                                                    2014   1.866       2.092       102,756
                                                                                    2013   1.376       1.866       161,488
                                                                                    2012   1.162       1.376       192,494
                                                                                    2011   1.189       1.162       262,747
                                                                                    2010   1.101       1.189       285,865
                                                                                    2009   0.786       1.101       307,766
                                                                                    2008   1.274       0.786       361,446
                                                                                    2007   1.231       1.274       420,430
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.098       2.332        91,655
                                                                                    2015   2.196       2.098        93,318
                                                                                    2014   1.998       2.196        95,013
                                                                                    2013   1.535       1.998       166,982
                                                                                    2012   1.339       1.535       175,161
                                                                                    2011   1.297       1.339       178,074
                                                                                    2010   1.205       1.297       188,016
                                                                                    2009   0.984       1.205       199,006
                                                                                    2008   1.554       0.984       211,895
                                                                                    2007   1.520       1.554       216,953
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.600       2.796        32,521

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.583
                                                                                           2014   2.429
                                                                                           2013   1.798
                                                                                           2012   1.550
                                                                                           2011   1.640
                                                                                           2010   1.361
                                                                                           2009   1.017
                                                                                           2008   1.598
                                                                                           2007   1.516
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   2.858
                                                                                           2015   3.038
                                                                                           2014   2.968
                                                                                           2013   2.052
                                                                                           2012   1.747
                                                                                           2011   1.752
                                                                                           2010   1.422
                                                                                           2009   1.013
                                                                                           2008   1.737
                                                                                           2007   1.605
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.904
                                                                                           2008   1.470
                                                                                           2007   1.425
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.393
                                                                                           2010   1.366
                                                                                           2009   1.080
                                                                                           2008   1.939
                                                                                           2007   1.854
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.328
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   1.982
                                                                                           2015   1.991
                                                                                           2014   2.031
                                                                                           2013   1.891
                                                                                           2012   1.631
                                                                                           2011   1.619
                                                                                           2010   1.411
                                                                                           2009   0.897
                                                                                           2008   1.303
                                                                                           2007   1.320
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.982
                                                                                           2010   0.915
                                                                                           2009   0.792
                                                                                           2008   1.021
                                                                                           2007   1.025
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.276
                                                                                           2010   1.164
                                                                                           2009   0.991
                                                                                           2008   1.167
                                                                                           2007   1.163
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 2010   1.056
                                                                                           2009   1.071
                                                                                           2008   1.061
                                                                                           2007   1.028
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 2007   1.485
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 2007   1.524
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.611
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 2007   1.483
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 2007   1.660
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.146



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.600        43,807
                                                                                           2.583        48,080
                                                                                           2.429        38,341
                                                                                           1.798        34,089
                                                                                           1.550        68,870
                                                                                           1.640        68,890
                                                                                           1.361        74,699
                                                                                           1.017        93,877
                                                                                           1.598       110,506
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.974        31,584
                                                                                           2.858        60,531
                                                                                           3.038        83,521
                                                                                           2.968       201,372
                                                                                           2.052       202,360
                                                                                           1.747       235,231
                                                                                           1.752       252,580
                                                                                           1.422       253,693
                                                                                           1.013       254,100
                                                                                           1.737       271,036
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.880            --
                                                                                           0.904       401,442
                                                                                           1.470       407,954
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.212            --
                                                                                           1.393            --
                                                                                           1.366            --
                                                                                           1.080            --
                                                                                           1.939            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.352            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2.039       475,035
                                                                                           1.982       505,462
                                                                                           1.991       545,680
                                                                                           2.031       817,159
                                                                                           1.891       883,707
                                                                                           1.631     1,000,063
                                                                                           1.619       692,569
                                                                                           1.411       648,949
                                                                                           0.897       677,875
                                                                                           1.303       803,955
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.970            --
                                                                                           0.982       152,068
                                                                                           0.915       172,545
                                                                                           0.792       173,637
                                                                                           1.021       175,761
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.301            --
                                                                                           1.276       182,884
                                                                                           1.164       184,542
                                                                                           0.991       179,877
                                                                                           1.167       234,427
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 1.050            --
                                                                                           1.056     1,549,316
                                                                                           1.071     2,238,181
                                                                                           1.061     1,067,037
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 1.557            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 1.601            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.719            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 1.541            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 1.830            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.141        96,653

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.180       1.146       109,463
                                                                              2014   1.055       1.180       134,495
                                                                              2013   1.034       1.055       332,283
                                                                              2012   0.832       1.034       433,657
                                                                              2011   0.893       0.832       468,691
                                                                              2010   0.781       0.893       302,592
                                                                              2009   0.588       0.781       161,704
                                                                              2008   1.022       0.588       152,392
                                                                              2007   1.220       1.022       168,839
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   2.479       2.582            --
                                                                              2013   1.952       2.479       167,610
                                                                              2012   1.616       1.952       170,867
                                                                              2011   1.773       1.616       206,660
                                                                              2010   1.643       1.773       210,338
                                                                              2009   1.166       1.643       137,885
                                                                              2008   2.039       1.166       128,370
                                                                              2007   1.589       2.039        43,850
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.739       2.775        19,222
                                                                              2015   2.895       2.739        26,410
                                                                              2014   2.574       2.895        33,911
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.179       2.324       107,349
                                                                              2015   2.315       2.179       130,848
                                                                              2014   2.491       2.315       131,436
                                                                              2013   1.936       2.491       261,849
                                                                              2012   1.520       1.936       286,550
                                                                              2011   1.797       1.520       317,444
                                                                              2010   1.566       1.797       202,422
                                                                              2009   1.024       1.566       201,237
                                                                              2008   1.756       1.024       212,512
                                                                              2007   1.801       1.756       215,508
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.298       1.474       183,762
                                                                              2015   1.450       1.298       207,804
                                                                              2014   1.344       1.450       386,661
                                                                              2013   1.049       1.344       569,249
                                                                              2012   0.930       1.049       689,630
                                                                              2011   0.981       0.930       787,556
                                                                              2010   0.795       0.981       900,899
                                                                              2009   0.639       0.795       955,598
                                                                              2008   1.060       0.639       970,771
                                                                              2007   1.072       1.060       991,947
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.285       2.511         4,430
                                                                              2015   2.356       2.285         4,454
                                                                              2014   2.214       2.356         6,985
                                                                              2013   1.602       2.214        76,411
                                                                              2012   1.374       1.602       147,627
                                                                              2011   1.409       1.374       165,881
                                                                              2010   1.133       1.409         8,576
                                                                              2009   0.858       1.133         8,588
                                                                              2008   1.421       0.858         8,601
                                                                              2007   1.297       1.421        20,188
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.793       2.308        10,263
                                                                              2015   1.965       1.793        10,263
                                                                              2014   1.909       1.965        23,751
                                                                              2013   1.456       1.909        62,710
                                                                              2012   1.280       1.456        59,003
                                                                              2011   1.448       1.280        74,480
                                                                              2010   1.232       1.448        52,782
                                                                              2009   0.970       1.232        40,798
                                                                              2008   1.319       0.970        37,041
                                                                              2007   1.354       1.319        29,797
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.783       1.956        63,085
                                                                              2015   2.104       1.783        66,749
                                                                              2014   2.288       2.104        71,977
                                                                              2013   2.448       2.288       136,109
                                                                              2012   2.093       2.448       255,535
                                                                              2011   2.618       2.093       307,840
                                                                              2010   2.152       2.618       330,344
                                                                              2009   1.295       2.152       372,936
                                                                              2008   2.828       1.295       363,195

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.833       0.792            --
                                                                               2008   1.476       0.833         3,946
                                                                               2007   1.341       1.476            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.354       1.354            --
                                                                               2015   1.354       1.354            --
                                                                               2014   1.354       1.354            --
                                                                               2013   1.275       1.354            --
                                                                               2012   1.060       1.275       717,126
                                                                               2011   1.157       1.060       767,368
                                                                               2010   1.106       1.157       848,637
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.541       1.616            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.155       2.295        18,612
                                                                               2015   2.097       2.155        18,345
                                                                               2014   1.877       2.097        19,024
                                                                               2013   1.422       1.877        42,894
                                                                               2012   1.274       1.422        45,771
                                                                               2011   1.292       1.274        77,665
                                                                               2010   1.167       1.292       118,299
                                                                               2009   0.995       1.167       117,215
                                                                               2008   1.614       0.995       115,104
                                                                               2007   1.602       1.614       106,472
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.249       1.339            --
                                                                               2015   1.296       1.249        33,745
                                                                               2014   1.254       1.296        39,116
                                                                               2013   0.984       1.254        43,677
                                                                               2012   0.857       0.984        48,825
                                                                               2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.252       1.616       166,387
                                                                               2015   1.345       1.252       203,672
                                                                               2014   1.345       1.345       252,187
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.781       1.736            --
                                                                               2015   1.843       1.781         4,637
                                                                               2014   2.014       1.843         4,637
                                                                               2013   1.717       2.014        28,109
                                                                               2012   1.495       1.717        28,109
                                                                               2011   1.703       1.495        38,815
                                                                               2010   1.554       1.703        38,818
                                                                               2009   1.201       1.554        38,820
                                                                               2008   2.118       1.201        38,823
                                                                               2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.082       1.172            --
                                                                               2012   1.045       1.082            --
                                                                               2011   1.121       1.045            --
                                                                               2010   0.928       1.121            --
                                                                               2009   0.690       0.928            --
                                                                               2008   1.137       0.690            --
                                                                               2007   1.283       1.137            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.922       1.731            --
                                                                               2015   2.058       1.922            --
                                                                               2014   2.071       2.058            --
                                                                               2013   1.514       2.071            --
                                                                               2012   1.409       1.514            --
                                                                               2011   1.539       1.409            --
                                                                               2010   1.184       1.539            --
                                                                               2009   0.766       1.184            --
                                                                               2008   1.380       0.766            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.389       1.369       901,181

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.358       1.389       927,567
                                                                          2014   1.352       1.358       970,307
                                                                          2013   1.081       1.352     1,263,849
                                                                          2012   0.907       1.081       615,103
                                                                          2011   1.007       0.907       633,947
                                                                          2010   0.883       1.007       553,397
                                                                          2009   0.642       0.883       612,070
                                                                          2008   1.098       0.642       671,324
                                                                          2007   1.051       1.098       728,696
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.407       1.455       318,261
                                                                          2015   1.473       1.407       374,143
                                                                          2014   1.451       1.473       358,954
                                                                          2013   1.621       1.451       508,084
                                                                          2012   1.508       1.621       624,997
                                                                          2011   1.375       1.508       685,473
                                                                          2010   1.294       1.375       422,293
                                                                          2009   1.111       1.294       520,068
                                                                          2008   1.210       1.111       487,269
                                                                          2007   1.143       1.210       625,341
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.565       1.580       678,185
                                                                          2015   1.591       1.565       858,592
                                                                          2014   1.553       1.591     1,044,965
                                                                          2013   1.609       1.553     1,401,337
                                                                          2012   1.497       1.609     2,595,644
                                                                          2011   1.475       1.497     2,719,271
                                                                          2010   1.387       1.475     3,023,711
                                                                          2009   1.245       1.387     3,127,851
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.006       2.018            --
                                                                          2015   2.038       2.006        14,838
                                                                          2014   1.864       2.038        39,530
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.868       1.914            --
                                                                          2015   1.924       1.868       201,490
                                                                          2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.403       1.600       277,487
                                                                          2015   1.480       1.403       312,019
                                                                          2014   1.328       1.480       419,817
                                                                          2013   1.009       1.328       683,786
                                                                          2012   0.870       1.009       949,621
                                                                          2011   0.921       0.870     1,026,757
                                                                          2010   0.800       0.921     1,144,405
                                                                          2009   0.687       0.800     1,320,082
                                                                          2008   1.097       0.687     1,337,207
                                                                          2007   1.075       1.097     1,404,922
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.892       2.159        94,832
                                                                          2015   1.992       1.892        97,740
                                                                          2014   1.827       1.992       145,040
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.355       1.372       174,719

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.371       1.355       187,609
                                                                                 2014   1.304       1.371       194,031
                                                                                 2013   1.338       1.304       228,750
                                                                                 2012   1.267       1.338       280,636
                                                                                 2011   1.210       1.267       323,430
                                                                                 2010   1.137       1.210       270,991
                                                                                 2009   1.058       1.137       237,070
                                                                                 2008   1.115       1.058       219,949
                                                                                 2007   1.068       1.115       308,055
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.797       1.769        68,691
                                                                                 2015   1.719       1.797        80,326
                                                                                 2014   1.605       1.719        82,629
                                                                                 2013   1.216       1.605       100,733
                                                                                 2012   1.081       1.216        92,558
                                                                                 2011   1.206       1.081        49,551
                                                                                 2010   1.024       1.206        49,572
                                                                                 2009   0.813       1.024        49,580
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.385       1.365       267,044
                                                                                 2015   1.408       1.385       275,264
                                                                                 2014   1.431       1.408       326,310
                                                                                 2013   1.455       1.431       435,816
                                                                                 2012   1.480       1.455       608,826
                                                                                 2011   1.504       1.480       534,330
                                                                                 2010   1.521       1.504       491,683
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.755       0.746            --
                                                                                 2008   1.284       0.755         1,778
                                                                                 2007   1.306       1.284        55,022
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.730       0.762            --
                                                                                 2008   1.345       0.730        44,258
                                                                                 2007   1.316       1.345        44,275
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.179       1.297            --
                                                                                 2012   1.036       1.179       220,837
                                                                                 2011   1.124       1.036       232,510
                                                                                 2010   0.998       1.124        94,530
                                                                                 2009   0.834       0.998       106,973
                                                                                 2008   1.390       0.834       115,629
                                                                                 2007   1.357       1.390       133,544
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.096       2.170        24,193
                                                                                 2015   2.073       2.096        24,907
                                                                                 2014   1.898       2.073        42,325
                                                                                 2013   1.454       1.898        72,066
                                                                                 2012   1.334       1.454        72,913
                                                                                 2011   1.400       1.334        92,765
                                                                                 2010   1.236       1.400        93,941
                                                                                 2009   0.842       1.236       104,335
                                                                                 2008   1.577       0.842       112,552
                                                                                 2007   1.332       1.577        90,005
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.472       2.435            --
                                                                                 2015   2.268       2.472            --
                                                                                 2014   2.114       2.268            --
                                                                                 2013   1.569       2.114            --
                                                                                 2012   1.378       1.569        29,907
                                                                                 2011   1.394       1.378        29,907
                                                                                 2010   1.269       1.394        29,907
                                                                                 2009   0.922       1.269        29,907
                                                                                 2008   1.390       0.922        29,907
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.880       1.914        14,456
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.766       1.860       403,802
                                                                                 2015   1.758       1.766       490,018
                                                                                 2014   1.619       1.758       442,024
                                                                                 2013   1.234       1.619       658,892
                                                                                 2012   1.115       1.234       769,379
                                                                                 2011   1.261       1.115       949,913
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.928       1.006            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.816       0.928        48,825
                                                                     2009   0.631       0.816        48,825
                                                                     2008   1.077       0.631        48,825
                                                                     2007   1.060       1.077        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2016   1.315       1.352        35,056
                                                                     2015   1.345       1.315       117,485
                                                                     2014   1.309       1.345       151,956
                                                                     2013   1.276       1.309       149,506
                                                                     2012   1.188       1.276       166,035
                                                                     2011   1.170       1.188       204,724
                                                                     2010   1.081       1.170       205,350
                                                                     2009   0.911       1.081       226,934
                                                                     2008   1.082       0.911       246,430
                                                                     2007   1.042       1.082            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.329       1.387        22,345
                                                                     2015   1.366       1.329        22,866
                                                                     2014   1.323       1.366        61,769
                                                                     2013   1.213       1.323       390,378
                                                                     2012   1.106       1.213       626,817
                                                                     2011   1.113       1.106       544,679
                                                                     2010   1.014       1.113       606,605
                                                                     2009   0.834       1.014       206,419
                                                                     2008   1.081       0.834        53,242
                                                                     2007   1.049       1.081       310,756
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.324       1.395        17,735
                                                                     2015   1.363       1.324        17,735
                                                                     2014   1.320       1.363        48,382
                                                                     2013   1.137       1.320        42,981
                                                                     2012   1.021       1.137        19,772
                                                                     2011   1.052       1.021        22,128
                                                                     2010   0.945       1.052       134,723
                                                                     2009   0.759       0.945       137,315
                                                                     2008   1.082       0.759       124,701
                                                                     2007   1.054       1.082       127,919
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.300       1.383       119,627
                                                                     2015   1.345       1.300       130,591
                                                                     2014   1.299       1.345       130,621
                                                                     2013   1.062       1.299       130,651
                                                                     2012   0.936       1.062       130,684
                                                                     2011   0.989       0.936        19,709
                                                                     2010   0.877       0.989        33,273
                                                                     2009   0.690       0.877        68,923
                                                                     2008   1.082       0.690       125,332
                                                                     2007   1.059       1.082       148,318
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   2.046       2.241       126,228
                                                                     2015   2.061       2.046       276,343
                                                                     2014   1.853       2.061       292,433
                                                                     2013   1.430       1.853       447,626
                                                                     2012   1.260       1.430       368,526
                                                                     2011   1.260       1.260       374,377
                                                                     2010   1.119       1.260       362,334
                                                                     2009   0.910       1.119       783,063
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.753       1.879       572,430
                                                                     2015   1.788       1.753       646,774
                                                                     2014   1.677       1.788       713,136
                                                                     2013   1.435       1.677       997,446
                                                                     2012   1.310       1.435       978,527
                                                                     2011   1.303       1.310     1,041,729
                                                                     2010   1.206       1.303     1,159,374
                                                                     2009   1.036       1.206     1,574,613
                                                                     2008   1.356       1.036     1,536,518
                                                                     2007   1.323       1.356     1,542,317
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.362       2.657            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.404
                                                                                           2014   2.206
                                                                                           2013   1.652
                                                                                           2012   1.440
                                                                                           2011   1.452
                                                                                           2010   1.325
                                                                                           2009   1.115
                                                                                           2008   1.482
                                                                                           2007   1.400
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.902
                                                                                           2015   1.750
                                                                                           2014   1.635
                                                                                           2013   1.198
                                                                                           2012   1.026
                                                                                           2011   1.057
                                                                                           2010   0.921
                                                                                           2009   0.654
                                                                                           2008   1.147
                                                                                           2007   1.068
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.430
                                                                                           2015   1.484
                                                                                           2014   1.433
                                                                                           2013   1.445
                                                                                           2012   1.320
                                                                                           2011   1.302
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.116
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.202
                                                                                           2008   1.166
                                                                                           2007   1.090
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.493
                                                                                           2007   1.376
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.874
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.868



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.362            --
                                                                                           2.404            --
                                                                                           2.206            --
                                                                                           1.652            --
                                                                                           1.440            --
                                                                                           1.452            --
                                                                                           1.325            --
                                                                                           1.115            --
                                                                                           1.482       185,256
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.900       134,627
                                                                                           1.902       135,252
                                                                                           1.750       135,946
                                                                                           1.635       176,651
                                                                                           1.198       181,102
                                                                                           1.026       198,226
                                                                                           1.057       202,757
                                                                                           0.921       218,960
                                                                                           0.654       168,589
                                                                                           1.147       251,420
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.524        70,872
                                                                                           1.430        81,701
                                                                                           1.484        84,668
                                                                                           1.433        87,645
                                                                                           1.445       134,005
                                                                                           1.320       174,107
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.241            --
                                                                                           1.202     3,092,897
                                                                                           1.166     2,695,982
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.833            --
                                                                                           1.493            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.028            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.994            --





                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.078       1.154            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.552       0.778            --
                                                                       2007   1.351       1.552        15,899
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.918       2.884        71,592
                                                                       2015   2.778       2.918        91,085
                                                                       2014   2.765       2.778       106,667
                                                                       2013   2.179       2.765       165,430
                                                                       2012   1.810       2.179       220,175
                                                                       2011   2.023       1.810       329,576
                                                                       2010   1.843       2.023       478,984
                                                                       2009   1.319       1.843       558,657
                                                                       2008   2.180       1.319       584,698
                                                                       2007   1.932       2.180       622,106
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   2.657       2.857       664,621

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.531       2.657       722,913
                                                                              2014   2.375       2.531       799,815
                                                                              2013   1.859       2.375       933,397
                                                                              2012   1.605       1.859     1,305,263
                                                                              2011   1.708       1.605     1,562,954
                                                                              2010   1.465       1.708     1,838,494
                                                                              2009   1.070       1.465     2,248,028
                                                                              2008   1.944       1.070     2,515,370
                                                                              2007   1.762       1.944     2,516,467
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   2.260       2.475       714,921
                                                                              2015   2.268       2.260       754,104
                                                                              2014   2.087       2.268       801,114
                                                                              2013   1.592       2.087       943,156
                                                                              2012   1.380       1.592     1,198,046
                                                                              2011   1.431       1.380     1,672,161
                                                                              2010   1.308       1.431     2,101,729
                                                                              2009   1.014       1.308     2,407,240
                                                                              2008   1.662       1.014     2,518,401
                                                                              2007   1.611       1.662     2,773,760
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.710       2.872       135,560
                                                                              2015   2.744       2.710       172,839
                                                                              2014   2.498       2.744       159,503
                                                                              2013   1.940       2.498       177,391
                                                                              2012   1.698       1.940       330,282
                                                                              2011   1.776       1.698       480,155
                                                                              2010   1.544       1.776       520,847
                                                                              2009   1.159       1.544       575,009
                                                                              2008   2.056       1.159       693,493
                                                                              2007   1.781       2.056       549,258
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   3.232       3.553       119,506
                                                                              2015   3.346       3.232       151,006
                                                                              2014   3.213       3.346       177,356
                                                                              2013   2.407       3.213       182,827
                                                                              2012   2.140       2.407       308,969
                                                                              2011   2.444       2.140       434,111
                                                                              2010   1.935       2.444       472,625
                                                                              2009   1.410       1.935       565,208
                                                                              2008   2.377       1.410       694,619
                                                                              2007   2.099       2.377       691,490
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.477       1.654       257,959
                                                                              2015   1.618       1.477       269,568
                                                                              2014   1.575       1.618       304,915
                                                                              2013   1.407       1.575       305,898
                                                                              2012   1.272       1.407       386,168
                                                                              2011   1.265       1.272       373,854
                                                                              2010   1.143       1.265       404,362
                                                                              2009   0.858       1.143       356,123
                                                                              2008   1.242       0.858       259,288
                                                                              2007   1.219       1.242       211,946
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.387       2.443        23,686
                                                                              2015   2.497       2.387        34,980
                                                                              2014   2.366       2.497        40,497
                                                                              2013   1.743       2.366        82,734
                                                                              2012   1.602       1.743       107,623
                                                                              2011   1.713       1.602       139,890
                                                                              2010   1.367       1.713       159,976
                                                                              2009   0.969       1.367       203,259
                                                                              2008   1.716       0.969       164,321
                                                                              2007   1.571       1.716       175,285
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.523       3.203            --
                                                                              2007   2.785       3.523       184,731
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.812       1.907        35,098

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.973       1.812        45,656
                                                                                   2014   2.260       1.973        71,550
                                                                                   2013   1.871       2.260        80,034
                                                                                   2012   1.611       1.871       119,165
                                                                                   2011   1.836       1.611       188,298
                                                                                   2010   1.724       1.836       317,875
                                                                                   2009   1.281       1.724       382,801
                                                                                   2008   2.188       1.281       473,493
                                                                                   2007   1.930       2.188       439,655
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.515       3.870         7,107
                                                                                   2015   3.449       3.515        21,777
                                                                                   2014   3.128       3.449        28,777
                                                                                   2013   2.412       3.128        25,922
                                                                                   2012   2.100       2.412        94,783
                                                                                   2011   2.174       2.100       110,481
                                                                                   2010   1.763       2.174       121,643
                                                                                   2009   1.243       1.763       140,751
                                                                                   2008   2.254       1.243       187,450
                                                                                   2007   1.885       2.254       142,435
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.408       1.498            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.124       1.190            --
                                                                                   2009   0.947       1.124       176,378
                                                                                   2008   1.643       0.947       179,804
                                                                                   2007   1.595       1.643       218,611
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.925       2.908        85,629
                                                                                   2015   3.031       2.925       111,934
                                                                                   2014   2.563       3.031       200,615
                                                                                   2013   1.766       2.563       255,679
                                                                                   2012   1.515       1.766       284,562
                                                                                   2011   1.505       1.515       460,193
                                                                                   2010   1.226       1.505       823,961
                                                                                   2009   0.927       1.226       882,403
                                                                                   2008   1.585       0.927       968,296
                                                                                   2007   1.590       1.585     1,205,967
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   2.009       2.018            --
                                                                                   2013   1.548       2.009       214,836
                                                                                   2012   1.371       1.548       270,030
                                                                                   2011   1.488       1.371       332,513
                                                                                   2010   1.299       1.488       380,520
                                                                                   2009   1.022       1.299       465,600
                                                                                   2008   1.641       1.022       581,413
                                                                                   2007   1.650       1.641       714,675
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.306       2.486        98,895
                                                                                   2015   2.311       2.306       122,955
                                                                                   2014   2.120       2.311       132,486
                                                                                   2013   1.660       2.120       167,111
                                                                                   2012   1.458       1.660       215,888
                                                                                   2011   1.447       1.458       292,877
                                                                                   2010   1.308       1.447       382,644
                                                                                   2009   1.090       1.308       462,653
                                                                                   2008   1.571       1.090       484,979
                                                                                   2007   1.475       1.571       572,596
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.023       1.006            --
                                                                                   2008   1.476       1.023        36,928
                                                                                   2007   1.479       1.476        76,143
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.310       1.383            --
                                                                                   2010   1.184       1.310       323,386
                                                                                   2009   0.860       1.184       369,019
                                                                                   2008   1.512       0.860       974,543
                                                                                   2007   1.512       1.512     1,432,085
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.301       1.413            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   1.184
                                                                                           2009   0.988
                                                                                           2008   1.408
                                                                                           2007   1.347
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)................ 2016   2.012
                                                                                           2015   2.141
                                                                                           2014   1.918
                                                                                           2013   1.551
                                                                                           2012   1.383
                                                                                           2011   1.409
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02).............. 2016   1.804
                                                                                           2015   1.922
                                                                                           2014   1.724
                                                                                           2013   1.397
                                                                                           2012   1.247
                                                                                           2011   1.179
                                                                                           2010   1.070
                                                                                           2009   0.889
                                                                                           2008   1.391
                                                                                           2007   1.345
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2016   2.599
                                                                                           2015   2.411
                                                                                           2014   2.153
                                                                                           2013   1.590
                                                                                           2012   1.346
                                                                                           2011   1.379
                                                                                           2010   1.278
                                                                                           2009   0.914
                                                                                           2008   1.484
                                                                                           2007   1.435
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2016   2.235
                                                                                           2015   2.342
                                                                                           2014   2.135
                                                                                           2013   1.642
                                                                                           2012   1.435
                                                                                           2011   1.392
                                                                                           2010   1.295
                                                                                           2009   1.059
                                                                                           2008   1.675
                                                                                           2007   1.642
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2016   2.739
                                                                                           2015   2.726
                                                                                           2014   2.567
                                                                                           2013   1.903
                                                                                           2012   1.643
                                                                                           2011   1.742
                                                                                           2010   1.447
                                                                                           2009   1.083
                                                                                           2008   1.704
                                                                                           2007   1.620
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   3.215
                                                                                           2015   3.423
                                                                                           2014   3.348
                                                                                           2013   2.318
                                                                                           2012   1.977
                                                                                           2011   1.985
                                                                                           2010   1.614
                                                                                           2009   1.151
                                                                                           2008   1.977
                                                                                           2007   1.830
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.962
                                                                                           2008   1.567
                                                                                           2007   1.521
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.447
                                                                                           2010   1.421
                                                                                           2009   1.125
                                                                                           2008   2.024
                                                                                           2007   1.938



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.301        13,202
                                                                                           1.184        13,208
                                                                                           0.988        39,502
                                                                                           1.408        39,508
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)................ 2.272            --
                                                                                           2.012            --
                                                                                           2.141            --
                                                                                           1.918         5,920
                                                                                           1.551         5,920
                                                                                           1.383         5,920
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02).............. 2.034       404,531
                                                                                           1.804       417,550
                                                                                           1.922       421,445
                                                                                           1.724       424,180
                                                                                           1.397       477,187
                                                                                           1.247       623,237
                                                                                           1.179       770,853
                                                                                           1.070     1,001,803
                                                                                           0.889     1,095,051
                                                                                           1.391     1,400,201
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2.742        76,112
                                                                                           2.599        90,635
                                                                                           2.411        94,579
                                                                                           2.153       129,327
                                                                                           1.590       179,562
                                                                                           1.346       198,385
                                                                                           1.379       234,051
                                                                                           1.278       288,675
                                                                                           0.914       303,176
                                                                                           1.484       361,632
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.480        55,281
                                                                                           2.235        61,887
                                                                                           2.342        61,892
                                                                                           2.135        62,018
                                                                                           1.642        63,894
                                                                                           1.435       110,799
                                                                                           1.392       140,228
                                                                                           1.295       164,557
                                                                                           1.059       165,527
                                                                                           1.675       190,199
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2.942         8,611
                                                                                           2.739         9,266
                                                                                           2.726         9,956
                                                                                           2.567        16,461
                                                                                           1.903        15,494
                                                                                           1.643        28,715
                                                                                           1.742        56,042
                                                                                           1.447        58,112
                                                                                           1.083        76,728
                                                                                           1.704       112,771
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.340        68,628
                                                                                           3.215        70,161
                                                                                           3.423        72,015
                                                                                           3.348        86,147
                                                                                           2.318        97,167
                                                                                           1.977       111,842
                                                                                           1.985       152,463
                                                                                           1.614       172,048
                                                                                           1.151       184,045
                                                                                           1.977       205,044
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.936            --
                                                                                           0.962       441,518
                                                                                           1.567       479,800
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.257            --
                                                                                           1.447        18,395
                                                                                           1.421        19,035
                                                                                           1.125        19,794
                                                                                           2.024        20,467

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.433       1.457            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   2.227       2.287        87,840
                                                                                      2015   2.241       2.227       104,030
                                                                                      2014   2.289       2.241       117,317
                                                                                      2013   2.134       2.289       191,135
                                                                                      2012   1.843       2.134       246,335
                                                                                      2011   1.833       1.843       603,789
                                                                                      2010   1.600       1.833       671,136
                                                                                      2009   1.019       1.600       637,738
                                                                                      2008   1.481       1.019       865,080
                                                                                      2007   1.504       1.481     1,128,819
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.972       0.959            --
                                                                                      2010   0.906       0.972         2,086
                                                                                      2009   0.786       0.906         2,089
                                                                                      2008   1.015       0.786         7,608
                                                                                      2007   1.020       1.015        27,119
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.322       1.347            --
                                                                                      2010   1.207       1.322        70,655
                                                                                      2009   1.030       1.207        80,676
                                                                                      2008   1.214       1.030        88,300
                                                                                      2007   1.212       1.214       106,079
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.039       1.033            --
                                                                                      2009   1.055       1.039     1,196,713
                                                                                      2008   1.047       1.055     1,361,988
                                                                                      2007   1.016       1.047     2,077,631
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.653       1.733            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.604       1.685            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.763       1.880            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.604       1.666            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.793       1.975            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.130       1.122        99,605
                                                                                      2015   1.165       1.130       123,071
                                                                                      2014   1.043       1.165       150,934
                                                                                      2013   1.024       1.043       177,548
                                                                                      2012   0.825       1.024       309,264
                                                                                      2011   0.887       0.825       375,315
                                                                                      2010   0.777       0.887       418,479
                                                                                      2009   0.585       0.777       346,925
                                                                                      2008   1.020       0.585       293,729
                                                                                      2007   1.218       1.020       263,609
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.531       2.634            --
                                                                                      2013   1.996       2.531        86,899
                                                                                      2012   1.655       1.996       173,839
                                                                                      2011   1.818       1.655       216,660
                                                                                      2010   1.687       1.818       250,863
                                                                                      2009   1.200       1.687       216,944
                                                                                      2008   2.101       1.200       222,140
                                                                                      2007   1.640       2.101       129,586
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2016   2.788       2.820        59,220
                                                                                      2015   2.951       2.788        85,987
                                                                                      2014   2.626       2.951       113,360
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2016   1.360       1.448       381,714

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.447       1.360       337,429
                                                                              2014   1.560       1.447       319,543
                                                                              2013   1.214       1.560       325,080
                                                                              2012   0.955       1.214       284,269
                                                                              2011   1.130       0.955       319,098
                                                                              2010   0.986       1.130       416,192
                                                                              2009   0.646       0.986       506,819
                                                                              2008   1.109       0.646       563,404
                                                                              2007   1.139       1.109       698,065
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.279       1.451       236,791
                                                                              2015   1.431       1.279       284,586
                                                                              2014   1.329       1.431       371,084
                                                                              2013   1.038       1.329       417,536
                                                                              2012   0.922       1.038       422,174
                                                                              2011   0.974       0.922       375,963
                                                                              2010   0.790       0.974       404,536
                                                                              2009   0.636       0.790       841,338
                                                                              2008   1.058       0.636       973,382
                                                                              2007   1.071       1.058     1,093,984
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.249       2.468         9,426
                                                                              2015   2.323       2.249        10,378
                                                                              2014   2.186       2.323        27,100
                                                                              2013   1.584       2.186        16,680
                                                                              2012   1.361       1.584        14,812
                                                                              2011   1.397       1.361        17,336
                                                                              2010   1.125       1.397        19,324
                                                                              2009   0.853       1.125        16,787
                                                                              2008   1.415       0.853        18,938
                                                                              2007   1.294       1.415        18,010
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.764       2.268        13,886
                                                                              2015   1.937       1.764        17,090
                                                                              2014   1.884       1.937        23,090
                                                                              2013   1.440       1.884        16,836
                                                                              2012   1.268       1.440        49,535
                                                                              2011   1.436       1.268        55,895
                                                                              2010   1.223       1.436        59,770
                                                                              2009   0.965       1.223       146,062
                                                                              2008   1.314       0.965       135,071
                                                                              2007   1.351       1.314        56,621
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.000       2.190        15,290
                                                                              2015   2.362       2.000        29,297
                                                                              2014   2.573       2.362        39,797
                                                                              2013   2.757       2.573        59,379
                                                                              2012   2.361       2.757        87,309
                                                                              2011   2.957       2.361       111,078
                                                                              2010   2.435       2.957       143,047
                                                                              2009   1.467       2.435       125,865
                                                                              2008   3.208       1.467       165,560
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.892       0.847            --
                                                                              2008   1.583       0.892       119,650
                                                                              2007   1.440       1.583       128,466
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.454       1.454            --
                                                                              2015   1.454       1.454            --
                                                                              2014   1.454       1.454            --
                                                                              2013   1.370       1.454            --
                                                                              2012   1.141       1.370       120,627
                                                                              2011   1.247       1.141       132,329
                                                                              2010   1.194       1.247       176,248
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.628       1.706            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.246       2.389        14,691

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.189       2.246        14,697
                                                                               2014   1.962       2.189        14,703
                                                                               2013   1.489       1.962        14,709
                                                                               2012   1.335       1.489        14,716
                                                                               2011   1.357       1.335        20,155
                                                                               2010   1.227       1.357        50,553
                                                                               2009   1.048       1.227        15,842
                                                                               2008   1.702       1.048        19,990
                                                                               2007   1.692       1.702        29,776
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.231       1.318        46,345
                                                                               2015   1.279       1.231        46,376
                                                                               2014   1.240       1.279        46,408
                                                                               2013   0.974       1.240        46,439
                                                                               2012   0.850       0.974        46,475
                                                                               2011   0.995       0.850        46,518
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.234       1.590       265,818
                                                                               2015   1.328       1.234       303,336
                                                                               2014   1.329       1.328       376,375
                                                                               2013   1.022       1.329       389,476
                                                                               2012   0.882       1.022       427,655
                                                                               2011   0.986       0.882       558,276
                                                                               2010   0.838       0.986       670,065
                                                                               2009   0.674       0.838       796,549
                                                                               2008   0.979       0.674       848,317
                                                                               2007   1.027       0.979       938,230
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.291       1.257       100,379
                                                                               2015   1.338       1.291       117,583
                                                                               2014   1.464       1.338       120,232
                                                                               2013   1.250       1.464       118,521
                                                                               2012   1.091       1.250       119,732
                                                                               2011   1.244       1.091       121,493
                                                                               2010   1.137       1.244       158,892
                                                                               2009   0.880       1.137       163,462
                                                                               2008   1.554       0.880       222,502
                                                                               2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.070       1.158            --
                                                                               2012   1.035       1.070            --
                                                                               2011   1.112       1.035        18,012
                                                                               2010   0.921       1.112        16,526
                                                                               2009   0.686       0.921         9,397
                                                                               2008   1.132       0.686         6,722
                                                                               2007   1.279       1.132         6,730
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.206       1.085         6,853
                                                                               2015   1.293       1.206         6,857
                                                                               2014   1.303       1.293         6,860
                                                                               2013   0.955       1.303         6,863
                                                                               2012   0.889       0.955         6,868
                                                                               2011   0.973       0.889         6,873
                                                                               2010   0.750       0.973         6,880
                                                                               2009   0.486       0.750         6,887
                                                                               2008   0.876       0.486        29,528
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.369       1.347       348,544
                                                                               2015   1.341       1.369       505,087
                                                                               2014   1.336       1.341       511,151
                                                                               2013   1.070       1.336       532,322
                                                                               2012   0.900       1.070       175,312
                                                                               2011   1.000       0.900       178,827
                                                                               2010   0.878       1.000       196,019
                                                                               2009   0.640       0.878       259,125
                                                                               2008   1.096       0.640       225,877
                                                                               2007   1.050       1.096       207,391
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.378       1.424       215,155

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.445       1.378       333,395
                                                                          2014   1.426       1.445       394,121
                                                                          2013   1.596       1.426       525,715
                                                                          2012   1.486       1.596       764,365
                                                                          2011   1.357       1.486       827,350
                                                                          2010   1.279       1.357     1,032,327
                                                                          2009   1.101       1.279     1,073,849
                                                                          2008   1.200       1.101       950,841
                                                                          2007   1.135       1.200       598,799
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.564       1.576       503,405
                                                                          2015   1.592       1.564       613,909
                                                                          2014   1.556       1.592       691,758
                                                                          2013   1.615       1.556     1,023,621
                                                                          2012   1.505       1.615     1,887,636
                                                                          2011   1.485       1.505     2,337,524
                                                                          2010   1.398       1.485     2,754,972
                                                                          2009   1.256       1.398     3,072,965
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.118       2.129            --
                                                                          2015   2.155       2.118        43,364
                                                                          2014   1.974       2.155        53,548
                                                                          2013   1.510       1.974        62,291
                                                                          2012   1.391       1.510        52,373
                                                                          2011   1.483       1.391        58,780
                                                                          2010   1.300       1.483        50,994
                                                                          2009   1.068       1.300        53,403
                                                                          2008   1.619       1.068        39,449
                                                                          2007   1.570       1.619        35,637
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.173       1.294            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.010       2.059            --
                                                                          2015   2.073       2.010       104,068
                                                                          2014   2.018       2.073       110,087
                                                                          2013   2.023       2.018       152,332
                                                                          2012   1.846       2.023       184,812
                                                                          2011   1.813       1.846       137,037
                                                                          2010   1.646       1.813       148,980
                                                                          2009   1.259       1.646       201,042
                                                                          2008   1.436       1.259       221,341
                                                                          2007   1.371       1.436       236,048
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.383       1.575       252,434
                                                                          2015   1.460       1.383       328,484
                                                                          2014   1.313       1.460       353,365
                                                                          2013   0.999       1.313       432,650
                                                                          2012   0.862       0.999       436,204
                                                                          2011   0.915       0.862       463,076
                                                                          2010   0.796       0.915       620,347
                                                                          2009   0.684       0.796       681,277
                                                                          2008   1.094       0.684       846,903
                                                                          2007   1.074       1.094     1,049,874
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.087       2.379       133,753
                                                                          2015   2.202       2.087       164,335
                                                                          2014   2.021       2.202       176,143
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.394       1.410       359,153
                                                                          2015   1.414       1.394       318,767
                                                                          2014   1.346       1.414       352,286
                                                                          2013   1.383       1.346       369,237
                                                                          2012   1.312       1.383       420,984
                                                                          2011   1.255       1.312       571,503
                                                                          2010   1.181       1.255       776,235
                                                                          2009   1.100       1.181       887,524
                                                                          2008   1.162       1.100       823,039
                                                                          2007   1.115       1.162       791,747
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.904       1.871        64,860

                             VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.824       1.904        76,903
                                                                                 2014   1.705       1.824        79,079
                                                                                 2013   1.294       1.705        83,931
                                                                                 2012   1.152       1.294       125,418
                                                                                 2011   1.288       1.152       162,038
                                                                                 2010   1.094       1.288       194,715
                                                                                 2009   0.870       1.094       184,103
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.490       1.466       213,622
                                                                                 2015   1.517       1.490       228,077
                                                                                 2014   1.544       1.517       107,370
                                                                                 2013   1.572       1.544       243,021
                                                                                 2012   1.601       1.572       337,345
                                                                                 2011   1.630       1.601       507,227
                                                                                 2010   1.650       1.630       738,957
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.424       0.419            --
                                                                                 2008   0.723       0.424       460,070
                                                                                 2007   0.737       0.723       486,918
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.762       0.795            --
                                                                                 2008   1.407       0.762       269,123
                                                                                 2007   1.378       1.407       296,233
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.266       1.392            --
                                                                                 2012   1.115       1.266       104,988
                                                                                 2011   1.210       1.115       107,836
                                                                                 2010   1.077       1.210       147,974
                                                                                 2009   0.901       1.077       196,068
                                                                                 2008   1.504       0.901       225,729
                                                                                 2007   1.471       1.504       332,776
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.380       2.462        15,597
                                                                                 2015   2.358       2.380        20,702
                                                                                 2014   2.162       2.358        25,641
                                                                                 2013   1.660       2.162        46,473
                                                                                 2012   1.524       1.660        67,589
                                                                                 2011   1.602       1.524        73,950
                                                                                 2010   1.416       1.602        86,854
                                                                                 2009   0.966       1.416        93,656
                                                                                 2008   1.813       0.966       121,880
                                                                                 2007   1.533       1.813       146,160
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.608       2.566         9,491
                                                                                 2015   2.397       2.608        10,061
                                                                                 2014   2.238       2.397        11,051
                                                                                 2013   1.663       2.238        11,997
                                                                                 2012   1.462       1.663        12,001
                                                                                 2011   1.481       1.462        12,902
                                                                                 2010   1.351       1.481        14,646
                                                                                 2009   0.983       1.351        15,425
                                                                                 2008   1.484       0.983        15,440
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.915       1.948        58,006
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.920       2.019        23,834
                                                                                 2015   1.914       1.920        24,119
                                                                                 2014   1.766       1.914        24,334
                                                                                 2013   1.348       1.766        24,486
                                                                                 2012   1.219       1.348       236,268
                                                                                 2011   1.380       1.219       297,812
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.922       0.998            --
                                                                                 2010   0.811       0.922            --
                                                                                 2009   0.628       0.811            --
                                                                                 2008   1.074       0.628            --
                                                                                 2007   1.059       1.074            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.296       1.331        70,145

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.327       1.296        97,106
                                                                        2014   1.294       1.327       161,055
                                                                        2013   1.263       1.294       205,144
                                                                        2012   1.178       1.263       213,751
                                                                        2011   1.161       1.178       124,663
                                                                        2010   1.075       1.161        56,137
                                                                        2009   0.908       1.075        56,173
                                                                        2008   1.080       0.908        56,212
                                                                        2007   1.041       1.080            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2016   1.310       1.365       105,371
                                                                        2015   1.348       1.310       113,143
                                                                        2014   1.308       1.348       126,966
                                                                        2013   1.201       1.308        25,520
                                                                        2012   1.097       1.201        12,932
                                                                        2011   1.105       1.097        13,216
                                                                        2010   1.009       1.105        15,449
                                                                        2009   0.831       1.009       200,256
                                                                        2008   1.079       0.831       213,068
                                                                        2007   1.048       1.079     1,138,220
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2016   1.305       1.373       376,685
                                                                        2015   1.346       1.305       403,542
                                                                        2014   1.304       1.346       434,416
                                                                        2013   1.126       1.304       439,965
                                                                        2012   1.012       1.126        68,065
                                                                        2011   1.045       1.012       153,812
                                                                        2010   0.940       1.045       146,395
                                                                        2009   0.756       0.940       324,050
                                                                        2008   1.079       0.756       440,667
                                                                        2007   1.053       1.079       461,489
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.281       1.361         7,507
                                                                        2015   1.327       1.281        26,791
                                                                        2014   1.284       1.327        27,159
                                                                        2013   1.052       1.284        32,272
                                                                        2012   0.928       1.052       469,257
                                                                        2011   0.982       0.928       472,503
                                                                        2010   0.872       0.982       669,265
                                                                        2009   0.688       0.872       785,693
                                                                        2008   1.079       0.688       334,756
                                                                        2007   1.058       1.079       413,928
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   2.154       2.357        51,834
                                                                        2015   2.174       2.154        62,896
                                                                        2014   1.957       2.174       145,429
                                                                        2013   1.513       1.957       165,069
                                                                        2012   1.335       1.513       193,419
                                                                        2011   1.337       1.335       283,060
                                                                        2010   1.189       1.337       313,056
                                                                        2009   0.968       1.189       377,220
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   1.798       1.924       349,132
                                                                        2015   1.837       1.798       425,680
                                                                        2014   1.725       1.837       531,481
                                                                        2013   1.479       1.725       716,949
                                                                        2012   1.352       1.479     1,236,422
                                                                        2011   1.347       1.352     1,484,327
                                                                        2010   1.248       1.347     1,604,473
                                                                        2009   1.074       1.248     1,915,042
                                                                        2008   1.407       1.074     1,975,396
                                                                        2007   1.376       1.407     2,083,564
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.301       2.585            --
                                                                        2015   2.346       2.301            --
                                                                        2014   2.155       2.346            --
                                                                        2013   1.617       2.155            --
                                                                        2012   1.411       1.617            --
                                                                        2011   1.425       1.411            --
                                                                        2010   1.302       1.425            --
                                                                        2009   1.097       1.302            --
                                                                        2008   1.474       1.097            --
                                                                        2007   1.395       1.474       220,595
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.875       1.870        41,419

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.727
                                                                                           2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.471
                                                                                           2015   1.528
                                                                                           2014   1.477
                                                                                           2013   1.492
                                                                                           2012   1.365
                                                                                           2011   1.348
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.213
                                                                                           2008   1.179
                                                                                           2007   1.104
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.634
                                                                                           2007   1.508
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.981
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.156



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.875        49,823
                                                                                           1.727       103,148
                                                                                           1.616       121,176
                                                                                           1.186       170,889
                                                                                           1.017       182,964
                                                                                           1.050       231,210
                                                                                           0.916       275,240
                                                                                           0.652       380,338
                                                                                           1.144       391,874
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.564         5,654
                                                                                           1.471         9,565
                                                                                           1.528        10,274
                                                                                           1.477        47,209
                                                                                           1.492        48,191
                                                                                           1.365        51,749
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.253            --
                                                                                           1.213     3,025,954
                                                                                           1.179     3,225,888
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.910            --
                                                                                           1.634         2,459
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.143            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.300            --





                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.078       1.154             --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   0.889       0.445             --
                                                                       2007   0.774       0.889      1,041,877
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.175       2.150      2,077,696
                                                                       2015   2.071       2.175      2,845,368
                                                                       2014   2.061       2.071      3,329,635
                                                                       2013   1.624       2.061      3,809,371
                                                                       2012   1.350       1.624      4,732,443
                                                                       2011   1.508       1.350      6,151,961
                                                                       2010   1.374       1.508      8,005,924
                                                                       2009   0.983       1.374      8,358,849
                                                                       2008   1.625       0.983      9,904,128
                                                                       2007   1.440       1.625     14,761,971
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   2.007       2.159      3,497,300
                                                                       2015   1.913       2.007      4,312,658
                                                                       2014   1.795       1.913      5,064,325
                                                                       2013   1.405       1.795      6,800,227
                                                                       2012   1.213       1.405      7,803,269
                                                                       2011   1.290       1.213      9,606,858
                                                                       2010   1.107       1.290     11,813,895
                                                                       2009   0.808       1.107     12,533,254
                                                                       2008   1.469       0.808     14,114,485
                                                                       2007   1.332       1.469     18,474,159
 American Funds Growth-Income Subaccount (Class 2) (11/99)............ 2016   2.060       2.256      4,320,042

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.067       2.060      5,669,783
                                                                              2014   1.902       2.067      6,691,963
                                                                              2013   1.451       1.902      7,865,934
                                                                              2012   1.257       1.451      9,735,263
                                                                              2011   1.304       1.257     11,792,189
                                                                              2010   1.192       1.304     14,777,370
                                                                              2009   0.924       1.192     15,672,225
                                                                              2008   1.514       0.924     16,700,137
                                                                              2007   1.468       1.514     22,213,469
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.187       2.318        173,003
                                                                              2015   2.214       2.187        267,737
                                                                              2014   2.016       2.214        272,729
                                                                              2013   1.565       2.016        426,896
                                                                              2012   1.370       1.565        737,655
                                                                              2011   1.433       1.370        766,816
                                                                              2010   1.246       1.433        939,784
                                                                              2009   0.935       1.246      1,225,989
                                                                              2008   1.659       0.935      1,360,538
                                                                              2007   1.438       1.659      1,454,185
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.970       3.265        121,254
                                                                              2015   3.074       2.970        168,702
                                                                              2014   2.952       3.074        205,753
                                                                              2013   2.212       2.952        209,998
                                                                              2012   1.966       2.212        247,453
                                                                              2011   2.245       1.966        268,952
                                                                              2010   1.778       2.245        479,090
                                                                              2009   1.295       1.778        579,181
                                                                              2008   2.184       1.295        596,038
                                                                              2007   1.928       2.184        727,130
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.477       1.654        930,372
                                                                              2015   1.618       1.477      1,072,679
                                                                              2014   1.575       1.618      1,344,908
                                                                              2013   1.407       1.575      1,621,149
                                                                              2012   1.272       1.407      1,816,526
                                                                              2011   1.265       1.272      1,899,427
                                                                              2010   1.143       1.265      1,890,757
                                                                              2009   0.858       1.143      1,644,705
                                                                              2008   1.242       0.858        535,237
                                                                              2007   1.219       1.242        735,853
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.384       1.416         38,513
                                                                              2015   1.448       1.384         57,674
                                                                              2014   1.372       1.448         57,850
                                                                              2013   1.011       1.372         65,466
                                                                              2012   0.928       1.011         66,373
                                                                              2011   0.993       0.928         84,037
                                                                              2010   0.792       0.993         96,314
                                                                              2009   0.562       0.792        171,154
                                                                              2008   0.995       0.562        232,730
                                                                              2007   0.911       0.995        323,785
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2007   2.785       3.523        482,955
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.288       1.356        282,490
                                                                              2015   1.403       1.288        378,643
                                                                              2014   1.607       1.403        374,414
                                                                              2013   1.331       1.607        507,549
                                                                              2012   1.146       1.331        512,438
                                                                              2011   1.306       1.146        636,429
                                                                              2010   1.226       1.306        876,014
                                                                              2009   0.911       1.226      1,145,503
                                                                              2008   1.556       0.911      1,295,980
                                                                              2007   1.372       1.556      1,835,935
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2016   1.008       1.110         36,946

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2015   0.989       1.008        35,591
                                                                                    2014   0.897       0.989        76,144
                                                                                    2013   0.692       0.897        89,615
                                                                                    2012   0.602       0.692        92,503
                                                                                    2011   0.624       0.602       107,795
                                                                                    2010   0.506       0.624       124,798
                                                                                    2009   0.357       0.506       291,789
                                                                                    2008   0.647       0.357       314,752
                                                                                    2007   0.541       0.647       481,515
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)......................... 2007   0.941       1.001            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)..................... 2010   1.253       1.326            --
                                                                                    2009   1.056       1.253       318,122
                                                                                    2008   1.832       1.056       328,234
                                                                                    2007   1.778       1.832       363,116
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2016   2.642       2.626     1,213,790
                                                                                    2015   2.738       2.642     1,345,006
                                                                                    2014   2.315       2.738     1,545,136
                                                                                    2013   1.595       2.315     1,731,058
                                                                                    2012   1.368       1.595     1,760,309
                                                                                    2011   1.359       1.368     2,113,637
                                                                                    2010   1.107       1.359     3,443,629
                                                                                    2009   0.838       1.107     4,057,265
                                                                                    2008   1.431       0.838     4,501,693
                                                                                    2007   1.436       1.431     5,135,041
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 2014   1.860       1.868            --
                                                                                    2013   1.433       1.860     2,547,444
                                                                                    2012   1.269       1.433     2,735,962
                                                                                    2011   1.377       1.269     3,112,214
                                                                                    2010   1.202       1.377     4,366,930
                                                                                    2009   0.946       1.202     4,903,108
                                                                                    2008   1.519       0.946     5,443,793
                                                                                    2007   1.528       1.519     6,644,107
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   1.845       1.989       613,877
                                                                                    2015   1.849       1.845       716,440
                                                                                    2014   1.696       1.849       878,431
                                                                                    2013   1.328       1.696     1,035,781
                                                                                    2012   1.166       1.328     1,125,658
                                                                                    2011   1.157       1.166     1,189,973
                                                                                    2010   1.046       1.157     1,811,219
                                                                                    2009   0.872       1.046     2,099,812
                                                                                    2008   1.257       0.872     2,072,257
                                                                                    2007   1.180       1.257     2,788,257
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   1.136       1.118            --
                                                                                    2008   1.640       1.136       210,239
                                                                                    2007   1.643       1.640       211,669
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.433       1.513            --
                                                                                    2010   1.295       1.433       438,012
                                                                                    2009   0.940       1.295       528,524
                                                                                    2008   1.654       0.940       697,292
                                                                                    2007   1.654       1.654       812,549
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   0.875       0.950            --
                                                                                    2010   0.796       0.875       227,316
                                                                                    2009   0.664       0.796       247,980
                                                                                    2008   0.947       0.664       252,486
                                                                                    2007   0.906       0.947       284,921
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.353       1.528        71,141
                                                                                    2015   1.440       1.353        71,141
                                                                                    2014   1.290       1.440        71,141
                                                                                    2013   1.043       1.290        71,141
                                                                                    2012   0.930       1.043        71,141
                                                                                    2011   0.947       0.930       138,900
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.910       2.154       910,148

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.036
                                                                                           2014   1.826
                                                                                           2013   1.479
                                                                                           2012   1.321
                                                                                           2011   1.248
                                                                                           2010   1.134
                                                                                           2009   0.941
                                                                                           2008   1.473
                                                                                           2007   1.424
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2016   1.741
                                                                                           2015   1.614
                                                                                           2014   1.442
                                                                                           2013   1.065
                                                                                           2012   0.901
                                                                                           2011   0.923
                                                                                           2010   0.856
                                                                                           2009   0.612
                                                                                           2008   0.994
                                                                                           2007   0.961
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2016   1.908
                                                                                           2015   2.000
                                                                                           2014   1.823
                                                                                           2013   1.402
                                                                                           2012   1.225
                                                                                           2011   1.189
                                                                                           2010   1.106
                                                                                           2009   0.904
                                                                                           2008   1.430
                                                                                           2007   1.401
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2016   2.664
                                                                                           2015   2.652
                                                                                           2014   2.497
                                                                                           2013   1.851
                                                                                           2012   1.599
                                                                                           2011   1.694
                                                                                           2010   1.407
                                                                                           2009   1.054
                                                                                           2008   1.658
                                                                                           2007   1.575
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   2.700
                                                                                           2015   2.875
                                                                                           2014   2.813
                                                                                           2013   1.947
                                                                                           2012   1.660
                                                                                           2011   1.667
                                                                                           2010   1.356
                                                                                           2009   0.967
                                                                                           2008   1.661
                                                                                           2007   1.537
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.620
                                                                                           2008   1.009
                                                                                           2007   0.980
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.668
                                                                                           2010   0.656
                                                                                           2009   0.519
                                                                                           2008   0.934
                                                                                           2007   0.894
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.592
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   1.824



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.910       883,559
                                                                                           2.036       902,414
                                                                                           1.826       954,102
                                                                                           1.479       965,213
                                                                                           1.321     1,067,917
                                                                                           1.248     1,221,499
                                                                                           1.134     1,474,075
                                                                                           0.941     1,921,719
                                                                                           1.473     2,530,804
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 1.836       867,762
                                                                                           1.741       919,730
                                                                                           1.614     1,016,758
                                                                                           1.442     1,169,980
                                                                                           1.065     1,211,574
                                                                                           0.901     1,353,400
                                                                                           0.923     1,702,128
                                                                                           0.856     2,036,450
                                                                                           0.612     2,420,091
                                                                                           0.994     3,008,124
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.117       774,139
                                                                                           1.908       859,543
                                                                                           2.000       895,601
                                                                                           1.823       855,081
                                                                                           1.402       964,826
                                                                                           1.225     1,153,663
                                                                                           1.189     1,346,182
                                                                                           1.106     1,519,990
                                                                                           0.904     2,036,064
                                                                                           1.430     2,333,864
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2.861       283,993
                                                                                           2.664       303,822
                                                                                           2.652       334,681
                                                                                           2.497       382,848
                                                                                           1.851       407,097
                                                                                           1.599       443,207
                                                                                           1.694       519,542
                                                                                           1.407       677,164
                                                                                           1.054       745,255
                                                                                           1.658       899,310
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.806       142,154
                                                                                           2.700       152,533
                                                                                           2.875       188,337
                                                                                           2.813       191,893
                                                                                           1.947       251,983
                                                                                           1.660       299,632
                                                                                           1.667       498,855
                                                                                           1.356       572,442
                                                                                           0.967       635,706
                                                                                           1.661       711,266
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.603            --
                                                                                           0.620       922,723
                                                                                           1.009     1,032,421
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.580            --
                                                                                           0.668       197,430
                                                                                           0.656       230,634
                                                                                           0.519       238,939
                                                                                           0.934       248,545
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.619            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 1.873       381,787

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   1.835       1.824        368,996
                                                                                      2014   1.875       1.835        419,917
                                                                                      2013   1.748       1.875        506,060
                                                                                      2012   1.510       1.748        546,302
                                                                                      2011   1.501       1.510        581,330
                                                                                      2010   1.310       1.501        807,748
                                                                                      2009   0.834       1.310        753,037
                                                                                      2008   1.213       0.834        824,852
                                                                                      2007   1.231       1.213      1,064,894
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.972       0.959             --
                                                                                      2010   0.906       0.972          5,385
                                                                                      2009   0.786       0.906          5,385
                                                                                      2008   1.015       0.786          5,385
                                                                                      2007   1.020       1.015         23,201
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.380       1.407             --
                                                                                      2010   1.260       1.380        484,006
                                                                                      2009   1.075       1.260        531,343
                                                                                      2008   1.267       1.075        544,451
                                                                                      2007   1.265       1.267        810,237
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.105       1.098             --
                                                                                      2009   1.122       1.105      7,872,747
                                                                                      2008   1.114       1.122     12,136,271
                                                                                      2007   1.081       1.114      3,870,246
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.524       1.598             --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.215       1.276             --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.245       1.328             --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.604       1.666             --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.793       1.975             --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.130       1.122        207,190
                                                                                      2015   1.165       1.130        272,178
                                                                                      2014   1.043       1.165        364,504
                                                                                      2013   1.024       1.043        419,051
                                                                                      2012   0.825       1.024        372,605
                                                                                      2011   0.887       0.825        346,920
                                                                                      2010   0.777       0.887        385,198
                                                                                      2009   0.585       0.777        369,314
                                                                                      2008   1.020       0.585        502,619
                                                                                      2007   1.218       1.020        566,490
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   1.035       1.078             --
                                                                                      2013   0.816       1.035        344,642
                                                                                      2012   0.677       0.816        286,388
                                                                                      2011   0.744       0.677        303,541
                                                                                      2010   0.690       0.744        358,293
                                                                                      2009   0.491       0.690        581,308
                                                                                      2008   0.859       0.491        644,062
                                                                                      2007   0.671       0.859        631,493
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2016   1.140       1.154        540,382
                                                                                      2015   1.207       1.140        554,139
                                                                                      2014   1.074       1.207        579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2016   2.332       2.484         25,223
                                                                                      2015   2.482       2.332         39,173
                                                                                      2014   2.675       2.482         50,988
                                                                                      2013   2.082       2.675        135,529
                                                                                      2012   1.637       2.082         68,097
                                                                                      2011   1.938       1.637         74,122
                                                                                      2010   1.691       1.938        116,690
                                                                                      2009   1.108       1.691        118,511
                                                                                      2008   1.903       1.108        107,604
                                                                                      2007   1.954       1.903        180,013

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.249       2.468         7,345
                                                                              2015   2.323       2.249        16,632
                                                                              2014   2.186       2.323         5,095
                                                                              2013   1.584       2.186         6,245
                                                                              2012   1.361       1.584         3,780
                                                                              2011   1.397       1.361        29,198
                                                                              2010   1.125       1.397        29,204
                                                                              2009   0.853       1.125        61,008
                                                                              2008   1.415       0.853         9,566
                                                                              2007   1.294       1.415        16,629
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.764       2.268         6,049
                                                                              2015   1.937       1.764        23,642
                                                                              2014   1.884       1.937        15,592
                                                                              2013   1.440       1.884        15,592
                                                                              2012   1.268       1.440        13,235
                                                                              2011   1.436       1.268        13,237
                                                                              2010   1.223       1.436        24,148
                                                                              2009   0.965       1.223        69,316
                                                                              2008   1.314       0.965       135,692
                                                                              2007   1.351       1.314       156,252
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.000       2.190       131,970
                                                                              2015   2.362       2.000       190,277
                                                                              2014   2.573       2.362       211,406
                                                                              2013   2.757       2.573       231,461
                                                                              2012   2.361       2.757       250,677
                                                                              2011   2.957       2.361       274,616
                                                                              2010   2.435       2.957       325,595
                                                                              2009   1.467       2.435       343,576
                                                                              2008   3.208       1.467       267,117
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.594       0.564            --
                                                                              2008   1.055       0.594       121,428
                                                                              2007   0.960       1.055       132,352
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.621       1.621            --
                                                                              2015   1.621       1.621            --
                                                                              2014   1.621       1.621            --
                                                                              2013   1.527       1.621            --
                                                                              2012   1.272       1.527       247,083
                                                                              2011   1.390       1.272       281,736
                                                                              2010   1.331       1.390       314,325
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   0.988       1.035            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.363       1.450       251,967
                                                                              2015   1.329       1.363       282,813
                                                                              2014   1.191       1.329       298,032
                                                                              2013   0.904       1.191       347,413
                                                                              2012   0.811       0.904       411,980
                                                                              2011   0.824       0.811       449,174
                                                                              2010   0.745       0.824       613,269
                                                                              2009   0.636       0.745       907,154
                                                                              2008   1.033       0.636       852,005
                                                                              2007   1.027       1.033       924,596
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.231       1.318        21,076
                                                                              2015   1.279       1.231        23,331
                                                                              2014   1.240       1.279        55,467
                                                                              2013   0.974       1.240        54,940
                                                                              2012   0.850       0.974        28,205
                                                                              2011   0.995       0.850        43,903
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.070       1.158            --
                                                                              2012   1.035       1.070        27,975
                                                                              2011   1.112       1.035        28,453
                                                                              2010   0.921       1.112        23,507
                                                                              2009   0.686       0.921        23,527
                                                                              2008   1.132       0.686        60,552
                                                                              2007   1.279       1.132        57,590
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2016   1.369       1.347        89,946

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.341       1.369       195,402
                                                                         2014   1.336       1.341       185,593
                                                                         2013   1.070       1.336       192,270
                                                                         2012   0.900       1.070        92,193
                                                                         2011   1.000       0.900       149,874
                                                                         2010   0.878       1.000       211,151
                                                                         2009   0.640       0.878       191,616
                                                                         2008   1.096       0.640       215,084
                                                                         2007   1.050       1.096       183,577
 MIST PIMCO Total Return Subaccount (Class B) (5/09).................... 2016   1.738       1.752     1,140,332
                                                                         2015   1.770       1.738     1,335,586
                                                                         2014   1.729       1.770     1,645,595
                                                                         2013   1.795       1.729     2,076,840
                                                                         2012   1.673       1.795     2,836,186
                                                                         2011   1.651       1.673     3,067,095
                                                                         2010   1.554       1.651     3,820,593
                                                                         2009   1.396       1.554     4,255,857
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.118       2.129            --
                                                                         2015   2.155       2.118        55,911
                                                                         2014   1.974       2.155        83,222
                                                                         2013   1.510       1.974        92,454
                                                                         2012   1.391       1.510        83,395
                                                                         2011   1.483       1.391        82,142
                                                                         2010   1.300       1.483       136,860
                                                                         2009   1.068       1.300       241,072
                                                                         2008   1.619       1.068         3,861
                                                                         2007   1.570       1.619         4,709
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.173       1.294            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.103       2.154            --
                                                                         2015   2.169       2.103       565,286
                                                                         2014   2.112       2.169       680,831
                                                                         2013   2.118       2.112       899,508
                                                                         2012   1.932       2.118       898,351
                                                                         2011   1.898       1.932       863,598
                                                                         2010   1.723       1.898     1,080,318
                                                                         2009   1.318       1.723     1,008,270
                                                                         2008   1.503       1.318       288,029
                                                                         2007   1.435       1.503       294,839
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   1.932       2.202     1,962,754
                                                                         2015   2.038       1.932     2,156,641
                                                                         2014   1.871       2.038     2,340,729
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).................. 2016   1.532       1.549       210,859
                                                                         2015   1.553       1.532       294,267
                                                                         2014   1.478       1.553       314,341
                                                                         2013   1.519       1.478       355,593
                                                                         2012   1.441       1.519       371,769
                                                                         2011   1.378       1.441       381,350
                                                                         2010   1.297       1.378       574,484
                                                                         2009   1.208       1.297       561,066
                                                                         2008   1.276       1.208       694,292
                                                                         2007   1.224       1.276       896,033
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.268       1.247       355,975
                                                                         2015   1.215       1.268       380,190
                                                                         2014   1.136       1.215       387,004
                                                                         2013   0.862       1.136       446,210
                                                                         2012   0.767       0.862       610,946
                                                                         2011   0.858       0.767       493,999
                                                                         2010   0.729       0.858       709,039
                                                                         2009   0.580       0.729       925,481
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........ 2016   0.966       0.951     2,337,733
                                                                         2015   0.984       0.966     1,084,066
                                                                         2014   1.002       0.984     1,425,711
                                                                         2013   1.020       1.002     2,419,719
                                                                         2012   1.039       1.020     3,404,050
                                                                         2011   1.057       1.039     4,580,648
                                                                         2010   1.070       1.057     4,227,165

                             VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.460       0.480            --
                                                                                 2008   0.849       0.460     1,057,641
                                                                                 2007   0.832       0.849     1,317,625
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.157       1.273            --
                                                                                 2012   1.019       1.157       253,269
                                                                                 2011   1.107       1.019       290,991
                                                                                 2010   0.985       1.107       382,764
                                                                                 2009   0.824       0.985       533,193
                                                                                 2008   1.375       0.824       590,695
                                                                                 2007   1.345       1.375       755,426
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.901       0.932       266,814
                                                                                 2015   0.893       0.901       347,848
                                                                                 2014   0.818       0.893       365,354
                                                                                 2013   0.628       0.818       415,398
                                                                                 2012   0.577       0.628       443,942
                                                                                 2011   0.607       0.577       488,692
                                                                                 2010   0.536       0.607       571,866
                                                                                 2009   0.366       0.536       736,319
                                                                                 2008   0.686       0.366       864,473
                                                                                 2007   0.580       0.686     1,013,548
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   1.493       1.469       181,750
                                                                                 2015   1.372       1.493       310,277
                                                                                 2014   1.281       1.372       318,185
                                                                                 2013   0.952       1.281       378,345
                                                                                 2012   0.837       0.952       403,236
                                                                                 2011   0.848       0.837       445,343
                                                                                 2010   0.774       0.848       750,686
                                                                                 2009   0.563       0.774       818,103
                                                                                 2008   0.850       0.563       881,884
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.402       1.426        96,087
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   2.100       2.208       212,044
                                                                                 2015   2.093       2.100       212,174
                                                                                 2014   1.931       2.093       212,753
                                                                                 2013   1.475       1.931       213,369
                                                                                 2012   1.333       1.475       379,592
                                                                                 2011   1.510       1.333       428,655
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.922       0.998            --
                                                                                 2010   0.811       0.922       145,659
                                                                                 2009   0.628       0.811       121,020
                                                                                 2008   1.074       0.628        14,940
                                                                                 2007   1.059       1.074        50,324
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.296       1.331        39,559
                                                                                 2015   1.327       1.296        27,274
                                                                                 2014   1.294       1.327       128,015
                                                                                 2013   1.263       1.294       166,203
                                                                                 2012   1.178       1.263       354,412
                                                                                 2011   1.161       1.178       151,715
                                                                                 2010   1.075       1.161       130,170
                                                                                 2009   0.908       1.075       136,767
                                                                                 2008   1.080       0.908       107,000
                                                                                 2007   1.041       1.080       128,604
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.310       1.365        85,979
                                                                                 2015   1.348       1.310        96,352
                                                                                 2014   1.308       1.348       107,359
                                                                                 2013   1.201       1.308       117,042
                                                                                 2012   1.097       1.201       335,706
                                                                                 2011   1.105       1.097       710,030
                                                                                 2010   1.009       1.105       843,380
                                                                                 2009   0.831       1.009       900,683
                                                                                 2008   1.079       0.831       221,749
                                                                                 2007   1.048       1.079       450,376
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.305       1.373       449,060

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.346
                                                                                           2014   1.304
                                                                                           2013   1.126
                                                                                           2012   1.012
                                                                                           2011   1.045
                                                                                           2010   0.940
                                                                                           2009   0.756
                                                                                           2008   1.079
                                                                                           2007   1.053
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.281
                                                                                           2015   1.327
                                                                                           2014   1.284
                                                                                           2013   1.052
                                                                                           2012   0.928
                                                                                           2011   0.982
                                                                                           2010   0.872
                                                                                           2009   0.688
                                                                                           2008   1.079
                                                                                           2007   1.058
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   1.388
                                                                                           2015   1.400
                                                                                           2014   1.260
                                                                                           2013   0.974
                                                                                           2012   0.860
                                                                                           2011   0.861
                                                                                           2010   0.766
                                                                                           2009   0.623
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.918
                                                                                           2015   1.960
                                                                                           2014   1.841
                                                                                           2013   1.578
                                                                                           2012   1.443
                                                                                           2011   1.438
                                                                                           2010   1.332
                                                                                           2009   1.146
                                                                                           2008   1.502
                                                                                           2007   1.468
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.301
                                                                                           2015   2.346
                                                                                           2014   2.155
                                                                                           2013   1.617
                                                                                           2012   1.411
                                                                                           2011   1.425
                                                                                           2010   1.302
                                                                                           2009   1.097
                                                                                           2008   1.474
                                                                                           2007   1.395
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.875
                                                                                           2015   1.727
                                                                                           2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.535
                                                                                           2015   1.595
                                                                                           2014   1.543
                                                                                           2013   1.558
                                                                                           2012   1.425
                                                                                           2011   1.408
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.349
                                                                                           2008   1.310
                                                                                           2007   1.227



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.305        788,431
                                                                                           1.346        948,787
                                                                                           1.304      1,078,022
                                                                                           1.126      1,089,285
                                                                                           1.012      1,259,247
                                                                                           1.045      1,198,334
                                                                                           0.940      1,218,224
                                                                                           0.756      1,178,671
                                                                                           1.079      2,094,626
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.361        436,822
                                                                                           1.281        438,960
                                                                                           1.327        445,116
                                                                                           1.284        444,558
                                                                                           1.052        424,905
                                                                                           0.928        453,283
                                                                                           0.982        406,162
                                                                                           0.872        452,880
                                                                                           0.688        390,387
                                                                                           1.079        390,395
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.518        539,038
                                                                                           1.388        578,318
                                                                                           1.400        596,226
                                                                                           1.260        649,925
                                                                                           0.974        642,043
                                                                                           0.860        741,349
                                                                                           0.861        784,719
                                                                                           0.766        866,895
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.053      2,995,989
                                                                                           1.918      3,728,749
                                                                                           1.960      4,493,268
                                                                                           1.841      5,454,630
                                                                                           1.578      6,525,554
                                                                                           1.443      7,347,226
                                                                                           1.438      9,026,145
                                                                                           1.332      9,491,992
                                                                                           1.146      9,827,561
                                                                                           1.502     11,715,396
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.585             --
                                                                                           2.301             --
                                                                                           2.346             --
                                                                                           2.155             --
                                                                                           1.617             --
                                                                                           1.411             --
                                                                                           1.425             --
                                                                                           1.302             --
                                                                                           1.097             --
                                                                                           1.474        655,898
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.870        186,185
                                                                                           1.875        230,240
                                                                                           1.727        242,936
                                                                                           1.616        296,209
                                                                                           1.186        352,507
                                                                                           1.017        397,828
                                                                                           1.050        591,959
                                                                                           0.916        696,673
                                                                                           0.652        795,275
                                                                                           1.144      1,031,603
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.633        320,841
                                                                                           1.535        296,714
                                                                                           1.595        403,228
                                                                                           1.543        421,956
                                                                                           1.558        434,474
                                                                                           1.425        445,520
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130             --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.393             --
                                                                                           1.349      3,478,390
                                                                                           1.310      3,699,723

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............ 2008   0.948       0.528           --
                                                                     2007   0.875       0.948       31,826
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.377       1.490           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   1.923       2.052           --





                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.078       1.153            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.441       0.722            --
                                                                            2007   1.255       1.441         4,474
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.635       2.603        93,351
                                                                            2015   2.510       2.635       101,056
                                                                            2014   2.499       2.510        78,160
                                                                            2013   1.971       2.499        91,705
                                                                            2012   1.638       1.971       164,491
                                                                            2011   1.832       1.638       170,582
                                                                            2010   1.670       1.832       228,142
                                                                            2009   1.195       1.670       227,881
                                                                            2008   1.976       1.195       196,025
                                                                            2007   1.753       1.976       322,640
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.353       2.529       146,275
                                                                            2015   2.243       2.353       154,435
                                                                            2014   2.105       2.243        67,236
                                                                            2013   1.648       2.105       175,341
                                                                            2012   1.425       1.648       280,801
                                                                            2011   1.516       1.425       294,277
                                                                            2010   1.301       1.516       311,824
                                                                            2009   0.951       1.301       328,613
                                                                            2008   1.729       0.951       360,971
                                                                            2007   1.568       1.729       501,271
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.041       2.234       122,237
                                                                            2015   2.049       2.041       180,028
                                                                            2014   1.887       2.049       216,736
                                                                            2013   1.440       1.887       396,547
                                                                            2012   1.248       1.440       478,951
                                                                            2011   1.295       1.248       524,662
                                                                            2010   1.184       1.295       694,442
                                                                            2009   0.919       1.184       736,770
                                                                            2008   1.507       0.919       805,816
                                                                            2007   1.461       1.507     1,935,341
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.461       2.607        14,978
                                                                            2015   2.493       2.461        15,707
                                                                            2014   2.271       2.493        18,313
                                                                            2013   1.764       2.271        70,878
                                                                            2012   1.545       1.764        90,760
                                                                            2011   1.616       1.545        93,494
                                                                            2010   1.406       1.616       107,554
                                                                            2009   1.056       1.406       102,403
                                                                            2008   1.874       1.056       115,571
                                                                            2007   1.625       1.874       172,925
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   2.876       3.160        38,094

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.979       2.876        47,782
                                                                                   2014   2.862       2.979        26,860
                                                                                   2013   2.145       2.862        60,692
                                                                                   2012   1.908       2.145        80,263
                                                                                   2011   2.180       1.908        75,864
                                                                                   2010   1.727       2.180        92,913
                                                                                   2009   1.259       1.727        98,387
                                                                                   2008   2.124       1.259       124,459
                                                                                   2007   1.876       2.124       235,956
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)........................... 2016   1.469       1.644        14,851
                                                                                   2015   1.610       1.469        15,502
                                                                                   2014   1.568       1.610        16,221
                                                                                   2013   1.402       1.568       137,004
                                                                                   2012   1.268       1.402       109,834
                                                                                   2011   1.261       1.268       113,916
                                                                                   2010   1.140       1.261       119,159
                                                                                   2009   0.857       1.140       107,366
                                                                                   2008   1.240       0.857        59,634
                                                                                   2007   1.218       1.240        83,538
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   2.169       2.218        21,280
                                                                                   2015   2.270       2.169        21,777
                                                                                   2014   2.151       2.270        24,220
                                                                                   2013   1.586       2.151        12,593
                                                                                   2012   1.458       1.586        22,374
                                                                                   2011   1.560       1.458        23,065
                                                                                   2010   1.245       1.560        23,789
                                                                                   2009   0.884       1.245        24,110
                                                                                   2008   1.565       0.884        25,006
                                                                                   2007   1.434       1.565        26,045
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.077       2.797            --
                                                                                   2007   2.434       3.077       192,608
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.650       1.736        69,947
                                                                                   2015   1.797       1.650        72,451
                                                                                   2014   2.060       1.797        34,462
                                                                                   2013   1.707       2.060        43,238
                                                                                   2012   1.471       1.707        63,458
                                                                                   2011   1.676       1.471        66,097
                                                                                   2010   1.575       1.676        67,390
                                                                                   2009   1.171       1.575        84,431
                                                                                   2008   2.001       1.171        98,471
                                                                                   2007   1.765       2.001       120,426
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.069       3.377            --
                                                                                   2015   3.012       3.069            --
                                                                                   2014   2.734       3.012            --
                                                                                   2013   2.109       2.734            --
                                                                                   2012   1.837       2.109            --
                                                                                   2011   1.902       1.837            --
                                                                                   2010   1.544       1.902            --
                                                                                   2009   1.089       1.544            --
                                                                                   2008   1.976       1.089            --
                                                                                   2007   1.653       1.976            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.280       1.361            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.028       1.088            --
                                                                                   2009   0.867       1.028       163,599
                                                                                   2008   1.504       0.867       167,784
                                                                                   2007   1.461       1.504       472,646
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.631       2.614        27,783

                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2015   2.728       2.631        36,234
                                                                                    2014   2.308       2.728        77,438
                                                                                    2013   1.591       2.308        90,275
                                                                                    2012   1.365       1.591       157,067
                                                                                    2011   1.357       1.365       159,513
                                                                                    2010   1.106       1.357       184,261
                                                                                    2009   0.837       1.106       189,411
                                                                                    2008   1.431       0.837       201,877
                                                                                    2007   1.436       1.431       214,020
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 2014   1.778       1.786            --
                                                                                    2013   1.370       1.778        48,966
                                                                                    2012   1.214       1.370       127,448
                                                                                    2011   1.318       1.214       140,996
                                                                                    2010   1.152       1.318       158,921
                                                                                    2009   0.907       1.152       171,979
                                                                                    2008   1.457       0.907       190,799
                                                                                    2007   1.466       1.457       209,031
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   2.149       2.315        43,910
                                                                                    2015   2.154       2.149        44,957
                                                                                    2014   1.977       2.154        72,735
                                                                                    2013   1.549       1.977        66,211
                                                                                    2012   1.361       1.549       123,599
                                                                                    2011   1.351       1.361       123,820
                                                                                    2010   1.222       1.351       137,290
                                                                                    2009   1.020       1.222       139,786
                                                                                    2008   1.469       1.020       124,017
                                                                                    2007   1.381       1.469       126,442
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.941       0.925            --
                                                                                    2008   1.358       0.941        21,645
                                                                                    2007   1.361       1.358        23,821
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.179       1.244            --
                                                                                    2010   1.066       1.179       367,392
                                                                                    2009   0.774       1.066       369,801
                                                                                    2008   1.363       0.774       370,029
                                                                                    2007   1.363       1.363       724,108
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.224       1.329            --
                                                                                    2010   1.114       1.224        25,946
                                                                                    2009   0.930       1.114        25,686
                                                                                    2008   1.326       0.930        28,973
                                                                                    2007   1.269       1.326        30,735
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.887       2.131         9,127
                                                                                    2015   2.009       1.887        10,204
                                                                                    2014   1.801       2.009        11,324
                                                                                    2013   1.457       1.801        12,502
                                                                                    2012   1.300       1.457        13,757
                                                                                    2011   1.324       1.300        15,216
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.666       1.877            --
                                                                                    2015   1.776       1.666        12,448
                                                                                    2014   1.594       1.776        25,670
                                                                                    2013   1.292       1.594        69,505
                                                                                    2012   1.154       1.292        28,974
                                                                                    2011   1.091       1.154        28,995
                                                                                    2010   0.992       1.091        29,019
                                                                                    2009   0.824       0.992        79,818
                                                                                    2008   1.290       0.824        79,882
                                                                                    2007   1.247       1.290        88,806
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.204       2.323         5,897
                                                                                    2015   2.045       2.204        24,824
                                                                                    2014   1.827       2.045        22,337
                                                                                    2013   1.350       1.827        22,343
                                                                                    2012   1.143       1.350        29,883
                                                                                    2011   1.172       1.143        29,904
                                                                                    2010   1.087       1.172        29,928
                                                                                    2009   0.778       1.087        29,954
                                                                                    2008   1.263       0.778        29,981
                                                                                    2007   1.222       1.263        30,004
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.047       2.270            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.146
                                                                                           2014   1.957
                                                                                           2013   1.506
                                                                                           2012   1.317
                                                                                           2011   1.278
                                                                                           2010   1.190
                                                                                           2009   0.973
                                                                                           2008   1.540
                                                                                           2007   1.510
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2016   2.536
                                                                                           2015   2.525
                                                                                           2014   2.379
                                                                                           2013   1.764
                                                                                           2012   1.524
                                                                                           2011   1.616
                                                                                           2010   1.343
                                                                                           2009   1.007
                                                                                           2008   1.584
                                                                                           2007   1.506
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   2.788
                                                                                           2015   2.970
                                                                                           2014   2.907
                                                                                           2013   2.014
                                                                                           2012   1.718
                                                                                           2011   1.726
                                                                                           2010   1.404
                                                                                           2009   1.002
                                                                                           2008   1.722
                                                                                           2007   1.594
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.894
                                                                                           2008   1.458
                                                                                           2007   1.415
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.373
                                                                                           2010   1.348
                                                                                           2009   1.068
                                                                                           2008   1.923
                                                                                           2007   1.842
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.319
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   1.934
                                                                                           2015   1.947
                                                                                           2014   1.989
                                                                                           2013   1.856
                                                                                           2012   1.604
                                                                                           2011   1.595
                                                                                           2010   1.394
                                                                                           2009   0.888
                                                                                           2008   1.291
                                                                                           2007   1.312
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.968
                                                                                           2010   0.903
                                                                                           2009   0.784
                                                                                           2008   1.013
                                                                                           2007   1.018
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.258
                                                                                           2010   1.149
                                                                                           2009   0.981
                                                                                           2008   1.156
                                                                                           2007   1.155
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 2010   1.042
                                                                                           2009   1.060
                                                                                           2008   1.052
                                                                                           2007   1.021
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 2007   1.475
Legg Mason Partners Variable Portfolios III, Inc.



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.047         8,287
                                                                                           2.146         8,287
                                                                                           1.957         8,287
                                                                                           1.506        11,673
                                                                                           1.317        11,682
                                                                                           1.278        11,693
                                                                                           1.190        11,883
                                                                                           0.973        21,506
                                                                                           1.540        21,521
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2.722        18,584
                                                                                           2.536        19,629
                                                                                           2.525        20,715
                                                                                           2.379        21,858
                                                                                           1.764        54,726
                                                                                           1.524        56,662
                                                                                           1.616        58,843
                                                                                           1.343        60,067
                                                                                           1.007        65,594
                                                                                           1.584        68,656
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.896        18,823
                                                                                           2.788        19,265
                                                                                           2.970        34,045
                                                                                           2.907        34,158
                                                                                           2.014        35,581
                                                                                           1.718        36,023
                                                                                           1.726        53,322
                                                                                           1.404        55,440
                                                                                           1.002        66,582
                                                                                           1.722        70,817
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.870            --
                                                                                           0.894       138,010
                                                                                           1.458       148,013
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.192            --
                                                                                           1.373            --
                                                                                           1.348            --
                                                                                           1.068            --
                                                                                           1.923            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.341            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 1.985            --
                                                                                           1.934            --
                                                                                           1.947         2,814
                                                                                           1.989        98,826
                                                                                           1.856        31,330
                                                                                           1.604        22,133
                                                                                           1.595        50,038
                                                                                           1.394        27,120
                                                                                           0.888        27,723
                                                                                           1.291        29,834
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.956            --
                                                                                           0.968            --
                                                                                           0.903        10,692
                                                                                           0.784        10,692
                                                                                           1.013        10,692
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.281            --
                                                                                           1.258        10,633
                                                                                           1.149        10,938
                                                                                           0.981        25,633
                                                                                           1.156        32,785
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 1.036            --
                                                                                           1.042        25,686
                                                                                           1.060       331,701
                                                                                           1.052       140,649
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 1.546            --
Legg Mason Partners Variable Portfolios III, Inc.

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.513       1.589            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.600       1.707            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.473       1.529            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.649       1.816            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.124       1.116            --
                                                                          2015   1.160       1.124            --
                                                                          2014   1.039       1.160            --
                                                                          2013   1.020       1.039            --
                                                                          2012   0.823       1.020            --
                                                                          2011   0.885       0.823            --
                                                                          2010   0.775       0.885            --
                                                                          2009   0.584       0.775           136
                                                                          2008   1.019       0.584           138
                                                                          2007   1.218       1.019        58,564
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.428       2.527            --
                                                                          2013   1.916       2.428         1,264
                                                                          2012   1.589       1.916         6,513
                                                                          2011   1.747       1.589         6,518
                                                                          2010   1.622       1.747         7,837
                                                                          2009   1.154       1.622         7,844
                                                                          2008   2.021       1.154         2,595
                                                                          2007   1.579       2.021            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.672       2.702         1,256
                                                                          2015   2.830       2.672         1,259
                                                                          2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.126       2.262        12,526
                                                                          2015   2.263       2.126        22,518
                                                                          2014   2.440       2.263        35,617
                                                                          2013   1.900       2.440        48,819
                                                                          2012   1.495       1.900        67,547
                                                                          2011   1.771       1.495        70,438
                                                                          2010   1.546       1.771        68,939
                                                                          2009   1.013       1.546        70,829
                                                                          2008   1.741       1.013        76,457
                                                                          2007   1.789       1.741        86,934
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.273       1.443        74,176
                                                                          2015   1.425       1.273       103,815
                                                                          2014   1.324       1.425        64,186
                                                                          2013   1.035       1.324       142,323
                                                                          2012   0.919       1.035       174,531
                                                                          2011   0.972       0.919       180,527
                                                                          2010   0.789       0.972       197,887
                                                                          2009   0.635       0.789       205,212
                                                                          2008   1.057       0.635       324,370
                                                                          2007   1.070       1.057       523,815
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.237       2.453            --
                                                                          2015   2.311       2.237            --
                                                                          2014   2.177       2.311            --
                                                                          2013   1.578       2.177            --
                                                                          2012   1.356       1.578            --
                                                                          2011   1.393       1.356            --
                                                                          2010   1.122       1.393            --
                                                                          2009   0.852       1.122            --
                                                                          2008   1.413       0.852        14,217
                                                                          2007   1.292       1.413            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2016   1.755       2.255         2,471

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.928       1.755         2,472
                                                                               2014   1.876       1.928         2,473
                                                                               2013   1.434       1.876         2,474
                                                                               2012   1.263       1.434        15,736
                                                                               2011   1.432       1.263         3,836
                                                                               2010   1.220       1.432         2,479
                                                                               2009   0.963       1.220         2,482
                                                                               2008   1.312       0.963         2,484
                                                                               2007   1.350       1.312         2,486
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2016   1.740       1.904        33,894
                                                                               2015   2.056       1.740        35,673
                                                                               2014   2.241       2.056        15,576
                                                                               2013   2.402       2.241        16,236
                                                                               2012   2.058       2.402        16,916
                                                                               2011   2.579       2.058        39,624
                                                                               2010   2.125       2.579        21,688
                                                                               2009   1.281       2.125        38,350
                                                                               2008   2.801       1.281        22,733
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.824       0.783            --
                                                                               2008   1.464       0.824       155,432
                                                                               2007   1.332       1.464       150,905
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.328       1.328            --
                                                                               2015   1.328       1.328            --
                                                                               2014   1.328       1.328            --
                                                                               2013   1.251       1.328            --
                                                                               2012   1.043       1.251       164,393
                                                                               2011   1.140       1.043       164,162
                                                                               2010   1.092       1.140       164,041
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.531       1.604            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.102       2.235            --
                                                                               2015   2.050       2.102            --
                                                                               2014   1.838       2.050            --
                                                                               2013   1.395       1.838            --
                                                                               2012   1.252       1.395            --
                                                                               2011   1.273       1.252            --
                                                                               2010   1.152       1.273            --
                                                                               2009   0.985       1.152            --
                                                                               2008   1.600       0.985            --
                                                                               2007   1.590       1.600            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.225       1.311            --
                                                                               2015   1.274       1.225            --
                                                                               2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.228       1.582        92,154
                                                                               2015   1.322       1.228       106,657
                                                                               2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.737       1.690            --
                                                                               2015   1.801       1.737            --
                                                                               2014   1.972       1.801            --
                                                                               2013   1.685       1.972            --
                                                                               2012   1.471       1.685            --
                                                                               2011   1.678       1.471            --
                                                                               2010   1.534       1.678            --
                                                                               2009   1.188       1.534        20,374
                                                                               2008   2.099       1.188            --
                                                                               2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.066       1.154            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.031       1.066            --
                                                                          2011   1.109       1.031            --
                                                                          2010   0.919       1.109            --
                                                                          2009   0.685       0.919            --
                                                                          2008   1.131       0.685            --
                                                                          2007   1.278       1.131            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.875       1.685            --
                                                                          2015   2.011       1.875            --
                                                                          2014   2.028       2.011            --
                                                                          2013   1.486       2.028            --
                                                                          2012   1.385       1.486            --
                                                                          2011   1.516       1.385            --
                                                                          2010   1.169       1.516            --
                                                                          2009   0.757       1.169            --
                                                                          2008   1.367       0.757            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.362       1.340       258,176
                                                                          2015   1.335       1.362       259,729
                                                                          2014   1.331       1.335       266,709
                                                                          2013   1.067       1.331       294,444
                                                                          2012   0.897       1.067       125,810
                                                                          2011   0.998       0.897       130,285
                                                                          2010   0.877       0.998       135,170
                                                                          2009   0.639       0.877       141,268
                                                                          2008   1.095       0.639       145,760
                                                                          2007   1.049       1.095       153,330
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.372       1.417       120,245
                                                                          2015   1.440       1.372       143,663
                                                                          2014   1.422       1.440        65,281
                                                                          2013   1.591       1.422        43,335
                                                                          2012   1.483       1.591       280,371
                                                                          2011   1.355       1.483       254,045
                                                                          2010   1.278       1.355        80,447
                                                                          2009   1.100       1.278        86,632
                                                                          2008   1.200       1.100        82,526
                                                                          2007   1.135       1.200        84,984
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.527       1.538       156,689
                                                                          2015   1.555       1.527       167,532
                                                                          2014   1.521       1.555        81,800
                                                                          2013   1.579       1.521       193,144
                                                                          2012   1.472       1.579       818,545
                                                                          2011   1.454       1.472       880,279
                                                                          2010   1.369       1.454       952,272
                                                                          2009   1.231       1.369     1,006,088
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.957       1.967            --
                                                                          2015   1.992       1.957        24,440
                                                                          2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.822       1.866            --
                                                                          2015   1.880       1.822        29,921
                                                                          2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.376       1.566        56,416

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.454       1.376        87,414
                                                                         2014   1.308       1.454       121,632
                                                                         2013   0.996       1.308       216,428
                                                                         2012   0.860       0.996       320,488
                                                                         2011   0.912       0.860       328,696
                                                                         2010   0.794       0.912       350,872
                                                                         2009   0.683       0.794       354,090
                                                                         2008   1.093       0.683       426,488
                                                                         2007   1.074       1.093       503,447
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   1.845       2.102        28,172
                                                                         2015   1.948       1.845        32,318
                                                                         2014   1.788       1.948        36,557
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).................. 2016   1.322       1.336        40,395
                                                                         2015   1.341       1.322        41,071
                                                                         2014   1.277       1.341        45,996
                                                                         2013   1.313       1.277       216,024
                                                                         2012   1.246       1.313       112,219
                                                                         2011   1.193       1.246       114,605
                                                                         2010   1.123       1.193       117,672
                                                                         2009   1.047       1.123       120,235
                                                                         2008   1.106       1.047        97,992
                                                                         2007   1.061       1.106       102,230
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.753       1.722            --
                                                                         2015   1.680       1.753            --
                                                                         2014   1.572       1.680            --
                                                                         2013   1.193       1.572        80,305
                                                                         2012   1.063       1.193        85,274
                                                                         2011   1.189       1.063        94,602
                                                                         2010   1.011       1.189       116,003
                                                                         2009   0.804       1.011       134,412
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........ 2016   1.351       1.329            --
                                                                         2015   1.376       1.351            --
                                                                         2014   1.402       1.376            --
                                                                         2013   1.428       1.402            --
                                                                         2012   1.455       1.428            --
                                                                         2011   1.482       1.455        38,113
                                                                         2010   1.500       1.482        24,061
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *......... 2009   0.747       0.738            --
                                                                         2008   1.273       0.747         2,592
                                                                         2007   1.297       1.273         2,784
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.722       0.753            --
                                                                         2008   1.334       0.722            --
                                                                         2007   1.307       1.334            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.157       1.272            --
                                                                         2012   1.019       1.157        45,386
                                                                         2011   1.107       1.019        46,984
                                                                         2010   0.985       1.107        49,178
                                                                         2009   0.825       0.985        51,008
                                                                         2008   1.377       0.825        51,630
                                                                         2007   1.348       1.377        57,807
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   2.044       2.113            --
                                                                         2015   2.026       2.044            --
                                                                         2014   1.859       2.026            --
                                                                         2013   1.427       1.859            --
                                                                         2012   1.312       1.427            --
                                                                         2011   1.379       1.312            --
                                                                         2010   1.220       1.379            --
                                                                         2009   0.833       1.220            --
                                                                         2008   1.563       0.833            --
                                                                         2007   1.323       1.563            --
 MSF Jennison Growth Subaccount (Class A) (4/08)........................ 2016   2.411       2.371            --

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.217       2.411            --
                                                                                 2014   2.071       2.217         4,453
                                                                                 2013   1.540       2.071         4,455
                                                                                 2012   1.355       1.540         4,457
                                                                                 2011   1.373       1.355         4,460
                                                                                 2010   1.253       1.373         4,463
                                                                                 2009   0.912       1.253         4,467
                                                                                 2008   1.377       0.912         4,471
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.833       1.864        26,441
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.723       1.811       216,948
                                                                                 2015   1.718       1.723       230,037
                                                                                 2014   1.586       1.718       225,865
                                                                                 2013   1.212       1.586       341,499
                                                                                 2012   1.096       1.212       356,355
                                                                                 2011   1.241       1.096       361,965
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.920       0.996            --
                                                                                 2010   0.810       0.920            --
                                                                                 2009   0.627       0.810            --
                                                                                 2008   1.073       0.627            --
                                                                                 2007   1.059       1.073            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.290       1.324            --
                                                                                 2015   1.322       1.290            --
                                                                                 2014   1.289       1.322            --
                                                                                 2013   1.259       1.289            --
                                                                                 2012   1.175       1.259            --
                                                                                 2011   1.159       1.175            --
                                                                                 2010   1.073       1.159            --
                                                                                 2009   0.907       1.073            --
                                                                                 2008   1.079       0.907            --
                                                                                 2007   1.041       1.079            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.303       1.357        27,672
                                                                                 2015   1.342       1.303        27,672
                                                                                 2014   1.303       1.342        27,672
                                                                                 2013   1.197       1.303        27,672
                                                                                 2012   1.094       1.197        27,672
                                                                                 2011   1.103       1.094        27,672
                                                                                 2010   1.007       1.103       434,498
                                                                                 2009   0.829       1.007       448,087
                                                                                 2008   1.078       0.829       448,099
                                                                                 2007   1.047       1.078        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.299       1.366            --
                                                                                 2015   1.340       1.299       250,541
                                                                                 2014   1.299       1.340       250,633
                                                                                 2013   1.122       1.299       250,722
                                                                                 2012   1.009       1.122       250,821
                                                                                 2011   1.042       1.009       250,931
                                                                                 2010   0.938       1.042       251,052
                                                                                 2009   0.755       0.938       251,179
                                                                                 2008   1.078       0.755       251,316
                                                                                 2007   1.053       1.078       251,440
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.275       1.354        56,366
                                                                                 2015   1.322       1.275        56,396
                                                                                 2014   1.279       1.322        58,793
                                                                                 2013   1.048       1.279       107,948
                                                                                 2012   0.926       1.048       239,978
                                                                                 2011   0.980       0.926        56,531
                                                                                 2010   0.870       0.980       563,194
                                                                                 2009   0.687       0.870       563,253
                                                                                 2008   1.078       0.687       563,315
                                                                                 2007   1.058       1.078       492,221
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   1.996       2.182            --
                                                                                 2015   2.015       1.996            --
                                                                                 2014   1.815       2.015           599
                                                                                 2013   1.404       1.815        91,781
                                                                                 2012   1.239       1.404        83,620
                                                                                 2011   1.242       1.239       140,338
                                                                                 2010   1.105       1.242       113,753
                                                                                 2009   0.899       1.105       131,834

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.710
                                                                                           2015   1.748
                                                                                           2014   1.642
                                                                                           2013   1.409
                                                                                           2012   1.289
                                                                                           2011   1.284
                                                                                           2010   1.191
                                                                                           2009   1.025
                                                                                           2008   1.344
                                                                                           2007   1.314
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.281
                                                                                           2015   2.327
                                                                                           2014   2.139
                                                                                           2013   1.605
                                                                                           2012   1.402
                                                                                           2011   1.416
                                                                                           2010   1.295
                                                                                           2009   1.091
                                                                                           2008   1.472
                                                                                           2007   1.393
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.866
                                                                                           2015   1.720
                                                                                           2014   1.610
                                                                                           2013   1.182
                                                                                           2012   1.014
                                                                                           2011   1.047
                                                                                           2010   0.914
                                                                                           2009   0.651
                                                                                           2008   1.143
                                                                                           2007   1.067
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.395
                                                                                           2015   1.450
                                                                                           2014   1.403
                                                                                           2013   1.418
                                                                                           2012   1.298
                                                                                           2011   1.282
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.189
                                                                                           2008   1.156
                                                                                           2007   1.082
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.480
                                                                                           2007   1.366
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.861
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.855



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.829        78,468
                                                                                           1.710       113,626
                                                                                           1.748       146,200
                                                                                           1.642       198,898
                                                                                           1.409       227,419
                                                                                           1.289       242,128
                                                                                           1.284       258,735
                                                                                           1.191       287,576
                                                                                           1.025       314,857
                                                                                           1.344       352,243
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.561            --
                                                                                           2.281            --
                                                                                           2.327            --
                                                                                           2.139            --
                                                                                           1.605            --
                                                                                           1.402            --
                                                                                           1.416            --
                                                                                           1.295            --
                                                                                           1.091            --
                                                                                           1.472       116,052
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.860        10,536
                                                                                           1.866        10,753
                                                                                           1.720        11,612
                                                                                           1.610        12,004
                                                                                           1.182        11,173
                                                                                           1.014        12,125
                                                                                           1.047        12,262
                                                                                           0.914        12,362
                                                                                           0.651        12,086
                                                                                           1.143        52,036
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.483            --
                                                                                           1.395            --
                                                                                           1.450            --
                                                                                           1.403         4,376
                                                                                           1.418         3,718
                                                                                           1.298         3,639
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.227            --
                                                                                           1.189     1,070,964
                                                                                           1.156       355,704
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.824            --
                                                                                           1.480            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.013            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.979            --





                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.078       1.153           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.247       0.624           --
                                                                       2007   1.087       1.247           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   1.981       1.955       43,029

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.888       1.981        46,312
                                                                              2014   1.880       1.888        71,563
                                                                              2013   1.484       1.880       103,400
                                                                              2012   1.234       1.484       119,189
                                                                              2011   1.380       1.234       121,660
                                                                              2010   1.259       1.380       163,482
                                                                              2009   0.901       1.259       176,849
                                                                              2008   1.491       0.901       190,852
                                                                              2007   1.324       1.491       234,135
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   1.853       1.990       142,349
                                                                              2015   1.767       1.853       149,000
                                                                              2014   1.660       1.767       178,419
                                                                              2013   1.300       1.660       230,441
                                                                              2012   1.124       1.300       258,562
                                                                              2011   1.197       1.124       287,943
                                                                              2010   1.028       1.197       395,185
                                                                              2009   0.751       1.028       443,485
                                                                              2008   1.367       0.751       454,456
                                                                              2007   1.240       1.367       508,618
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.638       1.793       164,755
                                                                              2015   1.646       1.638       171,859
                                                                              2014   1.516       1.646       216,802
                                                                              2013   1.157       1.516       320,493
                                                                              2012   1.004       1.157       356,278
                                                                              2011   1.042       1.004       366,670
                                                                              2010   0.953       1.042       435,351
                                                                              2009   0.740       0.953       453,586
                                                                              2008   1.214       0.740       455,837
                                                                              2007   1.178       1.214       512,162
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   1.874       1.985         7,705
                                                                              2015   1.900       1.874         7,709
                                                                              2014   1.732       1.900         7,714
                                                                              2013   1.346       1.732        16,039
                                                                              2012   1.179       1.346        22,311
                                                                              2011   1.234       1.179        22,323
                                                                              2010   1.074       1.234        22,341
                                                                              2009   0.807       1.074        22,361
                                                                              2008   1.433       0.807        22,381
                                                                              2007   1.243       1.433        14,639
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   1.922       2.111         5,606
                                                                              2015   1.991       1.922         5,728
                                                                              2014   1.914       1.991         6,203
                                                                              2013   1.436       1.914         6,345
                                                                              2012   1.277       1.436         7,019
                                                                              2011   1.460       1.277         7,062
                                                                              2010   1.158       1.460        25,044
                                                                              2009   0.844       1.158        63,475
                                                                              2008   1.425       0.844        67,388
                                                                              2007   1.259       1.425        85,363
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.461       1.635        12,571
                                                                              2015   1.602       1.461        18,054
                                                                              2014   1.561       1.602        76,816
                                                                              2013   1.396       1.561        77,662
                                                                              2012   1.263       1.396        78,718
                                                                              2011   1.258       1.263        98,725
                                                                              2010   1.138       1.258       125,752
                                                                              2009   0.855       1.138       126,387
                                                                              2008   1.239       0.855       123,003
                                                                              2007   1.217       1.239       108,064
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.694       1.731         4,303

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.773       1.694         4,288
                                                                                   2014   1.682       1.773         4,581
                                                                                   2013   1.241       1.682        13,434
                                                                                   2012   1.141       1.241        14,034
                                                                                   2011   1.222       1.141        14,097
                                                                                   2010   0.976       1.222        14,627
                                                                                   2009   0.693       0.976        15,224
                                                                                   2008   1.227       0.693        15,264
                                                                                   2007   1.125       1.227        14,539
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   1.924       1.748            --
                                                                                   2007   1.523       1.924        68,269
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.191       1.253        34,618
                                                                                   2015   1.299       1.191        34,475
                                                                                   2014   1.489       1.299        18,337
                                                                                   2013   1.234       1.489        30,536
                                                                                   2012   1.064       1.234        44,636
                                                                                   2011   1.214       1.064        47,749
                                                                                   2010   1.141       1.214        65,068
                                                                                   2009   0.849       1.141       110,227
                                                                                   2008   1.451       0.849       126,501
                                                                                   2007   1.281       1.451       143,619
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.273       2.500            --
                                                                                   2015   2.233       2.273            --
                                                                                   2014   2.027       2.233            --
                                                                                   2013   1.565       2.027            --
                                                                                   2012   1.363       1.565            --
                                                                                   2011   1.413       1.363            --
                                                                                   2010   1.147       1.413            --
                                                                                   2009   0.809       1.147            --
                                                                                   2008   1.469       0.809            --
                                                                                   2007   1.230       1.469            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.101       1.171            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.839       0.888            --
                                                                                   2009   0.707       0.839       264,490
                                                                                   2008   1.229       0.707       265,582
                                                                                   2007   1.194       1.229       286,954
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.162       2.147            --
                                                                                   2015   2.243       2.162            --
                                                                                   2014   1.898       2.243        10,482
                                                                                   2013   1.309       1.898        11,905
                                                                                   2012   1.124       1.309        18,545
                                                                                   2011   1.118       1.124        20,960
                                                                                   2010   0.911       1.118        34,816
                                                                                   2009   0.690       0.911        37,114
                                                                                   2008   1.181       0.690        32,897
                                                                                   2007   1.186       1.181        34,148
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.443       1.450            --
                                                                                   2013   1.113       1.443            --
                                                                                   2012   0.987       1.113         3,441
                                                                                   2011   1.072       0.987         6,218
                                                                                   2010   0.937       1.072         6,227
                                                                                   2009   0.738       0.937         6,238
                                                                                   2008   1.186       0.738         6,249
                                                                                   2007   1.194       1.186         6,258
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   1.773       1.910            --
                                                                                   2015   1.779       1.773            --
                                                                                   2014   1.633       1.779            --
                                                                                   2013   1.281       1.633         8,376
                                                                                   2012   1.126       1.281         8,376
                                                                                   2011   1.118       1.126         8,376
                                                                                   2010   1.012       1.118        32,382
                                                                                   2009   0.844       1.012        32,395
                                                                                   2008   1.218       0.844         8,387
                                                                                   2007   1.145       1.218         8,391

                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.801       0.788            --
                                                                                    2008   1.157       0.801        25,337
                                                                                    2007   1.160       1.157        25,337
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.006       1.062            --
                                                                                    2010   0.910       1.006       110,722
                                                                                    2009   0.661       0.910       110,817
                                                                                    2008   1.165       0.661       110,912
                                                                                    2007   1.166       1.165       157,151
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.093       1.187            --
                                                                                    2010   0.996       1.093            --
                                                                                    2009   0.831       0.996            --
                                                                                    2008   1.186       0.831            --
                                                                                    2007   1.136       1.186            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.682       1.898            --
                                                                                    2015   1.791       1.682            --
                                                                                    2014   1.607       1.791            --
                                                                                    2013   1.300       1.607            --
                                                                                    2012   1.161       1.300            --
                                                                                    2011   1.183       1.161            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.487       1.675        65,673
                                                                                    2015   1.586       1.487        69,869
                                                                                    2014   1.424       1.586        73,999
                                                                                    2013   1.155       1.424       144,802
                                                                                    2012   1.032       1.155       266,450
                                                                                    2011   0.977       1.032       272,001
                                                                                    2010   0.888       0.977       277,962
                                                                                    2009   0.738       0.888       284,427
                                                                                    2008   1.156       0.738       284,534
                                                                                    2007   1.119       1.156       284,544
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.949       2.053            --
                                                                                    2015   1.809       1.949            --
                                                                                    2014   1.617       1.809            --
                                                                                    2013   1.196       1.617        16,859
                                                                                    2012   1.013       1.196        18,740
                                                                                    2011   1.039       1.013        20,915
                                                                                    2010   0.964       1.039        23,137
                                                                                    2009   0.690       0.964        25,534
                                                                                    2008   1.121       0.690        25,545
                                                                                    2007   1.086       1.121        35,844
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.641       1.820            --
                                                                                    2015   1.722       1.641            --
                                                                                    2014   1.571       1.722         2,643
                                                                                    2013   1.210       1.571         2,645
                                                                                    2012   1.058       1.210         2,648
                                                                                    2011   1.028       1.058         2,651
                                                                                    2010   0.957       1.028         2,655
                                                                                    2009   0.783       0.957         2,659
                                                                                    2008   1.240       0.783         2,663
                                                                                    2007   1.217       1.240         2,667
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.024       2.172            --
                                                                                    2015   2.016       2.024            --
                                                                                    2014   1.901       2.016            --
                                                                                    2013   1.410       1.901            --
                                                                                    2012   1.219       1.410            --
                                                                                    2011   1.293       1.219         2,719
                                                                                    2010   1.076       1.293         2,725
                                                                                    2009   0.806       1.076         2,731
                                                                                    2008   1.269       0.806         2,737
                                                                                    2007   1.208       1.269         2,743
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.076       2.155            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.212
                                                                                           2014   2.166
                                                                                           2013   1.501
                                                                                           2012   1.281
                                                                                           2011   1.288
                                                                                           2010   1.049
                                                                                           2009   0.749
                                                                                           2008   1.287
                                                                                           2007   1.192
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.734
                                                                                           2008   1.196
                                                                                           2007   1.162
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.001
                                                                                           2010   0.984
                                                                                           2009   0.779
                                                                                           2008   1.404
                                                                                           2007   1.346
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.124
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   1.598
                                                                                           2015   1.610
                                                                                           2014   1.646
                                                                                           2013   1.536
                                                                                           2012   1.328
                                                                                           2011   1.322
                                                                                           2010   1.155
                                                                                           2009   0.736
                                                                                           2008   1.072
                                                                                           2007   1.089
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.973
                                                                                           2010   0.908
                                                                                           2009   0.789
                                                                                           2008   1.020
                                                                                           2007   1.025
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.121
                                                                                           2010   1.025
                                                                                           2009   0.875
                                                                                           2008   1.033
                                                                                           2007   1.032
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 2010   1.055
                                                                                           2009   1.073
                                                                                           2008   1.066
                                                                                           2007   1.036
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 2007   1.201
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 2007   1.217
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.194
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 2007   1.182
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 2007   1.185
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.119
                                                                                           2015   1.155
                                                                                           2014   1.035
                                                                                           2013   1.017
                                                                                           2012   0.821
                                                                                           2011   0.883
                                                                                           2010   0.774
                                                                                           2009   0.584
                                                                                           2008   1.018
                                                                                           2007   1.218
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   1.813



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.076            --
                                                                                           2.212            --
                                                                                           2.166            --
                                                                                           1.501            --
                                                                                           1.281            --
                                                                                           1.288            --
                                                                                           1.049        29,903
                                                                                           0.749        29,903
                                                                                           1.287        41,790
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.713            --
                                                                                           0.734        11,922
                                                                                           1.196        11,929
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.868            --
                                                                                           1.001            --
                                                                                           0.984            --
                                                                                           0.779            --
                                                                                           1.404            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.142            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 1.639            --
                                                                                           1.598            --
                                                                                           1.610            --
                                                                                           1.646        17,204
                                                                                           1.536        19,124
                                                                                           1.328        21,343
                                                                                           1.322        23,611
                                                                                           1.155        26,057
                                                                                           0.736        26,068
                                                                                           1.072        36,578
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.961            --
                                                                                           0.973            --
                                                                                           0.908            --
                                                                                           0.789        10,595
                                                                                           1.020        10,595
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.142            --
                                                                                           1.121            --
                                                                                           1.025            --
                                                                                           0.875            --
                                                                                           1.033            --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 1.049            --
                                                                                           1.055        11,379
                                                                                           1.073        97,939
                                                                                           1.066            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 1.259            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 1.278            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.273            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 1.227            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 1.305            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.111        14,346
                                                                                           1.119        14,792
                                                                                           1.155        16,143
                                                                                           1.035        27,095
                                                                                           1.017        42,819
                                                                                           0.821        43,275
                                                                                           0.883        46,512
                                                                                           0.774        52,698
                                                                                           0.584        77,047
                                                                                           1.018       106,262
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 1.886            --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.431       1.813        9,829
                                                                              2012   1.188       1.431        9,836
                                                                              2011   1.306       1.188        9,844
                                                                              2010   1.214       1.306        9,853
                                                                              2009   0.864       1.214        9,863
                                                                              2008   1.514       0.864       31,225
                                                                              2007   1.183       1.514           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   1.993       2.014        9,812
                                                                              2015   2.112       1.993        9,818
                                                                              2014   1.881       2.112        9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.598       1.700       24,899
                                                                              2015   1.702       1.598       25,249
                                                                              2014   1.837       1.702       33,442
                                                                              2013   1.431       1.837       43,971
                                                                              2012   1.127       1.431       53,017
                                                                              2011   1.335       1.127       50,090
                                                                              2010   1.166       1.335       60,963
                                                                              2009   0.764       1.166       61,576
                                                                              2008   1.314       0.764       73,965
                                                                              2007   1.351       1.314       70,077
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.267       1.436        1,251
                                                                              2015   1.418       1.267        1,258
                                                                              2014   1.318       1.418        1,265
                                                                              2013   1.031       1.318       13,266
                                                                              2012   0.916       1.031       23,713
                                                                              2011   0.970       0.916       26,648
                                                                              2010   0.787       0.970       27,519
                                                                              2009   0.634       0.787       28,499
                                                                              2008   1.056       0.634       43,072
                                                                              2007   1.070       1.056       61,135
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.225       2.439           --
                                                                              2015   2.300       2.225           --
                                                                              2014   2.167       2.300           --
                                                                              2013   1.572       2.167           --
                                                                              2012   1.352       1.572           --
                                                                              2011   1.389       1.352           --
                                                                              2010   1.120       1.389           --
                                                                              2009   0.850       1.120           --
                                                                              2008   1.411       0.850           --
                                                                              2007   1.291       1.411           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.746       2.241           --
                                                                              2015   1.918       1.746           --
                                                                              2014   1.868       1.918           --
                                                                              2013   1.429       1.868           --
                                                                              2012   1.259       1.429           --
                                                                              2011   1.428       1.259           --
                                                                              2010   1.217       1.428           --
                                                                              2009   0.961       1.217           --
                                                                              2008   1.310       0.961           --
                                                                              2007   1.348       1.310           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.083       1.185       12,489
                                                                              2015   1.281       1.083       12,641
                                                                              2014   1.397       1.281       32,814
                                                                              2013   1.498       1.397       34,884
                                                                              2012   1.284       1.498       33,009
                                                                              2011   1.610       1.284       28,255
                                                                              2010   1.327       1.610       35,260
                                                                              2009   0.801       1.327       53,438
                                                                              2008   1.751       0.801       60,100
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.702       0.666           --
                                                                              2008   1.247       0.702           --
                                                                              2007   1.135       1.247           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.082       1.082           --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.082       1.082            --
                                                                               2014   1.082       1.082            --
                                                                               2013   1.019       1.082            --
                                                                               2012   0.850       1.019       226,271
                                                                               2011   0.930       0.850       238,640
                                                                               2010   0.891       0.930       256,362
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.225       1.283            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.674       1.779            --
                                                                               2015   1.634       1.674            --
                                                                               2014   1.465       1.634            --
                                                                               2013   1.113       1.465            --
                                                                               2012   1.000       1.113            --
                                                                               2011   1.017       1.000            --
                                                                               2010   0.920       1.017            --
                                                                               2009   0.787       0.920            --
                                                                               2008   1.279       0.787            --
                                                                               2007   1.272       1.279            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.219       1.304            --
                                                                               2015   1.268       1.219            --
                                                                               2014   1.230       1.268            --
                                                                               2013   0.968       1.230            --
                                                                               2012   0.845       0.968            --
                                                                               2011   0.990       0.845            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.222       1.573            --
                                                                               2015   1.316       1.222            --
                                                                               2014   1.319       1.316        18,091
                                                                               2013   1.015       1.319        17,146
                                                                               2012   0.877       1.015        19,844
                                                                               2011   0.982       0.877        20,036
                                                                               2010   0.835       0.982        38,987
                                                                               2009   0.673       0.835        40,673
                                                                               2008   0.977       0.673        44,010
                                                                               2007   1.027       0.977        62,752
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.280       1.245            --
                                                                               2015   1.328       1.280            --
                                                                               2014   1.455       1.328            --
                                                                               2013   1.243       1.455            --
                                                                               2012   1.086       1.243            --
                                                                               2011   1.239       1.086            --
                                                                               2010   1.134       1.239            --
                                                                               2009   0.878       1.134            --
                                                                               2008   1.553       0.878            --
                                                                               2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.062       1.149            --
                                                                               2012   1.028       1.062            --
                                                                               2011   1.106       1.028            --
                                                                               2010   0.917       1.106            --
                                                                               2009   0.684       0.917            --
                                                                               2008   1.129       0.684            --
                                                                               2007   1.277       1.129            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.593       1.431            --
                                                                               2015   1.709       1.593            --
                                                                               2014   1.725       1.709            --
                                                                               2013   1.264       1.725            --
                                                                               2012   1.179       1.264            --
                                                                               2011   1.291       1.179            --
                                                                               2010   0.996       1.291            --
                                                                               2009   0.646       0.996            --
                                                                               2008   1.166       0.646            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.355       1.333       157,943

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.329       1.355       158,347
                                                                          2014   1.326       1.329       159,520
                                                                          2013   1.063       1.326       195,087
                                                                          2012   0.894       1.063         6,785
                                                                          2011   0.995       0.894         6,793
                                                                          2010   0.875       0.995        24,408
                                                                          2009   0.638       0.875        24,771
                                                                          2008   1.094       0.638        18,596
                                                                          2007   1.049       1.094        19,074
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.208       1.247            --
                                                                          2015   1.269       1.208            --
                                                                          2014   1.253       1.269            --
                                                                          2013   1.403       1.253         7,928
                                                                          2012   1.308       1.403         7,928
                                                                          2011   1.196       1.308         7,928
                                                                          2010   1.128       1.196        15,709
                                                                          2009   0.972       1.128        15,713
                                                                          2008   1.061       0.972        18,711
                                                                          2007   1.004       1.061        18,714
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.432       1.442         7,563
                                                                          2015   1.460       1.432         7,739
                                                                          2014   1.428       1.460        87,274
                                                                          2013   1.484       1.428       106,005
                                                                          2012   1.384       1.484       155,289
                                                                          2011   1.367       1.384       159,679
                                                                          2010   1.288       1.367       157,243
                                                                          2009   1.158       1.288       158,737
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.592       1.600            --
                                                                          2015   1.621       1.592            --
                                                                          2014   1.487       1.621            --
                                                                          2013   1.139       1.487            --
                                                                          2012   1.049       1.139            --
                                                                          2011   1.120       1.049            --
                                                                          2010   0.983       1.120            --
                                                                          2009   0.808       0.983            --
                                                                          2008   1.227       0.808            --
                                                                          2007   1.191       1.227            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.528       1.565            --
                                                                          2015   1.578       1.528            --
                                                                          2014   1.538       1.578            --
                                                                          2013   1.543       1.538         8,034
                                                                          2012   1.409       1.543         8,034
                                                                          2011   1.386       1.409         8,034
                                                                          2010   1.259       1.386        63,307
                                                                          2009   0.964       1.259        63,318
                                                                          2008   1.101       0.964        54,617
                                                                          2007   1.052       1.101        34,616
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.370       1.558        76,220
                                                                          2015   1.448       1.370        84,077
                                                                          2014   1.303       1.448        72,642
                                                                          2013   0.992       1.303       123,947
                                                                          2012   0.857       0.992       175,612
                                                                          2011   0.910       0.857       211,856
                                                                          2010   0.793       0.910       327,333
                                                                          2009   0.683       0.793       339,760
                                                                          2008   1.093       0.683       368,040
                                                                          2007   1.074       1.093       403,059
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.497       1.704            --
                                                                          2015   1.580       1.497            --
                                                                          2014   1.452       1.580            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.259       1.272        30,640

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.278       1.259        31,153
                                                                                 2014   1.218       1.278        68,185
                                                                                 2013   1.253       1.218        71,161
                                                                                 2012   1.189       1.253        84,822
                                                                                 2011   1.139       1.189        69,652
                                                                                 2010   1.073       1.139        41,554
                                                                                 2009   1.000       1.073        40,453
                                                                                 2008   1.057       1.000        33,583
                                                                                 2007   1.016       1.057        31,117
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.487       1.461        30,406
                                                                                 2015   1.426       1.487        30,415
                                                                                 2014   1.335       1.426        16,404
                                                                                 2013   1.014       1.335        14,657
                                                                                 2012   0.903       1.014        14,667
                                                                                 2011   1.011       0.903        14,679
                                                                                 2010   0.860       1.011        14,692
                                                                                 2009   0.684       0.860        14,707
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.103       1.084            --
                                                                                 2015   1.124       1.103            --
                                                                                 2014   1.145       1.124        75,735
                                                                                 2013   1.167       1.145            --
                                                                                 2012   1.190       1.167            --
                                                                                 2011   1.212       1.190       123,174
                                                                                 2010   1.228       1.212            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.657       0.649            --
                                                                                 2008   1.120       0.657            --
                                                                                 2007   1.142       1.120            --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.620       0.646            --
                                                                                 2008   1.144       0.620        15,184
                                                                                 2007   1.122       1.144            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   0.948       1.042            --
                                                                                 2012   0.835       0.948        19,023
                                                                                 2011   0.908       0.835        21,230
                                                                                 2010   0.809       0.908        23,486
                                                                                 2009   0.677       0.809        25,918
                                                                                 2008   1.132       0.677        25,930
                                                                                 2007   1.108       1.132        36,384
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.661       1.716            --
                                                                                 2015   1.647       1.661            --
                                                                                 2014   1.512       1.647            --
                                                                                 2013   1.162       1.512         2,593
                                                                                 2012   1.068       1.162        10,084
                                                                                 2011   1.124       1.068        19,874
                                                                                 2010   0.994       1.124        42,868
                                                                                 2009   0.679       0.994        43,614
                                                                                 2008   1.275       0.679        44,987
                                                                                 2007   1.080       1.275        46,380
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.079       2.043            --
                                                                                 2015   1.912       2.079            --
                                                                                 2014   1.787       1.912            --
                                                                                 2013   1.329       1.787        10,676
                                                                                 2012   1.170       1.329        10,682
                                                                                 2011   1.187       1.170        10,689
                                                                                 2010   1.083       1.187        10,696
                                                                                 2009   0.789       1.083        10,704
                                                                                 2008   1.192       0.789        10,713
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.565       1.591            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.467       1.541            --
                                                                                 2015   1.464       1.467            --
                                                                                 2014   1.352       1.464            --
                                                                                 2013   1.033       1.352        20,314
                                                                                 2012   0.935       1.033        20,347
                                                                                 2011   1.060       0.935        20,386
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.917       0.993            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.808       0.917            --
                                                                     2009   0.626       0.808            --
                                                                     2008   1.072       0.626            --
                                                                     2007   1.058       1.072            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2016   1.284       1.316            --
                                                                     2015   1.316       1.284            --
                                                                     2014   1.284       1.316            --
                                                                     2013   1.255       1.284            --
                                                                     2012   1.171       1.255            --
                                                                     2011   1.156       1.171            --
                                                                     2010   1.071       1.156            --
                                                                     2009   0.905       1.071            --
                                                                     2008   1.078       0.905            --
                                                                     2007   1.041       1.078            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.297       1.350       269,006
                                                                     2015   1.336       1.297       269,036
                                                                     2014   1.298       1.336       269,066
                                                                     2013   1.193       1.298       269,096
                                                                     2012   1.091       1.193       269,129
                                                                     2011   1.100       1.091       249,695
                                                                     2010   1.005       1.100       262,190
                                                                     2009   0.828       1.005       262,197
                                                                     2008   1.077       0.828       262,206
                                                                     2007   1.047       1.077       262,214
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.292       1.358            --
                                                                     2015   1.334       1.292            --
                                                                     2014   1.294       1.334            --
                                                                     2013   1.118       1.294            --
                                                                     2012   1.006       1.118            --
                                                                     2011   1.040       1.006            --
                                                                     2010   0.937       1.040       140,681
                                                                     2009   0.754       0.937       142,369
                                                                     2008   1.077       0.754        85,409
                                                                     2007   1.052       1.077        53,095
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.269       1.347        61,479
                                                                     2015   1.316       1.269       178,617
                                                                     2014   1.274       1.316       188,900
                                                                     2013   1.045       1.274       199,445
                                                                     2012   0.923       1.045       211,312
                                                                     2011   0.978       0.923       222,989
                                                                     2010   0.869       0.978       133,126
                                                                     2009   0.686       0.869       149,081
                                                                     2008   1.077       0.686       149,081
                                                                     2007   1.057       1.077       149,081
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.631       1.783            --
                                                                     2015   1.648       1.631            --
                                                                     2014   1.485       1.648            --
                                                                     2013   1.149       1.485            --
                                                                     2012   1.015       1.149            --
                                                                     2011   1.017       1.015            --
                                                                     2010   0.906       1.017        11,907
                                                                     2009   0.738       0.906        11,914
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.441       1.541         4,629
                                                                     2015   1.474       1.441        10,382
                                                                     2014   1.386       1.474        11,761
                                                                     2013   1.189       1.386        30,494
                                                                     2012   1.088       1.189        40,159
                                                                     2011   1.085       1.088        45,878
                                                                     2010   1.007       1.085        83,771
                                                                     2009   0.867       1.007        90,757
                                                                     2008   1.137       0.867       114,484
                                                                     2007   1.113       1.137       113,886
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.261       2.537            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.308
                                                                                           2014   2.122
                                                                                           2013   1.594
                                                                                           2012   1.393
                                                                                           2011   1.407
                                                                                           2010   1.287
                                                                                           2009   1.086
                                                                                           2008   1.305
                                                                                           2007   1.236
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.857
                                                                                           2015   1.712
                                                                                           2014   1.604
                                                                                           2013   1.178
                                                                                           2012   1.012
                                                                                           2011   1.045
                                                                                           2010   0.912
                                                                                           2009   0.650
                                                                                           2008   1.142
                                                                                           2007   1.067
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.241
                                                                                           2015   1.291
                                                                                           2014   1.249
                                                                                           2013   1.263
                                                                                           2012   1.157
                                                                                           2011   1.143
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   0.981
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.119
                                                                                           2008   1.088
                                                                                           2007   1.020
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.262
                                                                                           2007   1.166
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.216



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.261            --
                                                                                           2.308            --
                                                                                           2.122            --
                                                                                           1.594            --
                                                                                           1.393            --
                                                                                           1.407            --
                                                                                           1.287            --
                                                                                           1.086            --
                                                                                           1.305        74,165
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.850            --
                                                                                           1.857            --
                                                                                           1.712            --
                                                                                           1.604            --
                                                                                           1.178            --
                                                                                           1.012            --
                                                                                           1.045         7,016
                                                                                           0.912         7,055
                                                                                           0.650         7,646
                                                                                           1.142         8,319
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.319            --
                                                                                           1.241            --
                                                                                           1.291            --
                                                                                           1.249            --
                                                                                           1.263            --
                                                                                           1.157            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 0.999            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.155            --
                                                                                           1.119       126,037
                                                                                           1.088       139,474
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.702            --
                                                                                           1.262            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.297            --





                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.077       1.152           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.537       1.464           --
                                                                       2007   1.340       1.537           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.843       2.804           --
                                                                       2015   2.712       2.843           --
                                                                       2014   2.704       2.712           --
                                                                       2013   2.136       2.704           --
                                                                       2012   1.778       2.136           --
                                                                       2011   1.991       1.778       30,746
                                                                       2010   1.818       1.991       30,746
                                                                       2009   1.303       1.818       30,746
                                                                       2008   2.158       1.303       35,116
                                                                       2007   1.917       2.158       35,121
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   2.588       2.778           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.471       2.588       40,693
                                                                              2014   2.323       2.471       40,693
                                                                              2013   1.822       2.323       40,693
                                                                              2012   1.577       1.822       40,693
                                                                              2011   1.680       1.577       40,693
                                                                              2010   1.444       1.680       40,693
                                                                              2009   1.057       1.444       40,693
                                                                              2008   1.925       1.057       45,090
                                                                              2007   1.748       1.925       45,095
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   2.202       2.407           --
                                                                              2015   2.214       2.202           --
                                                                              2014   2.042       2.214           --
                                                                              2013   1.560       2.042           --
                                                                              2012   1.355       1.560           --
                                                                              2011   1.408       1.355           --
                                                                              2010   1.289       1.408           --
                                                                              2009   1.002       1.289           --
                                                                              2008   1.645       1.002       17,453
                                                                              2007   1.598       1.645       17,467
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.640       2.792           --
                                                                              2015   2.678       2.640           --
                                                                              2014   2.444       2.678           --
                                                                              2013   1.901       2.444           --
                                                                              2012   1.668       1.901           --
                                                                              2011   1.747       1.668           --
                                                                              2010   1.522       1.747           --
                                                                              2009   1.145       1.522           --
                                                                              2008   2.035       1.145           --
                                                                              2007   1.767       2.035           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   3.149       3.455           --
                                                                              2015   3.266       3.149           --
                                                                              2014   3.142       3.266           --
                                                                              2013   2.359       3.142           --
                                                                              2012   2.101       2.359           --
                                                                              2011   2.405       2.101           --
                                                                              2010   1.908       2.405           --
                                                                              2009   1.393       1.908           --
                                                                              2008   2.353       1.393           --
                                                                              2007   2.082       2.353           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.446       1.616           --
                                                                              2015   1.587       1.446           --
                                                                              2014   1.548       1.587           --
                                                                              2013   1.386       1.548           --
                                                                              2012   1.255       1.386           --
                                                                              2011   1.250       1.255           --
                                                                              2010   1.132       1.250           --
                                                                              2009   0.852       1.132           --
                                                                              2008   1.236       0.852           --
                                                                              2007   1.215       1.236           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.326       2.375           --
                                                                              2015   2.438       2.326           --
                                                                              2014   2.314       2.438           --
                                                                              2013   1.709       2.314           --
                                                                              2012   1.573       1.709           --
                                                                              2011   1.686       1.573           --
                                                                              2010   1.348       1.686           --
                                                                              2009   0.958       1.348           --
                                                                              2008   1.699       0.958           --
                                                                              2007   1.558       1.699           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.490       3.171           --
                                                                              2007   2.765       3.490           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.765       1.854           --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.926       1.765           --
                                                                                   2014   2.211       1.926           --
                                                                                   2013   1.834       2.211           --
                                                                                   2012   1.583       1.834       21,921
                                                                                   2011   1.807       1.583       21,921
                                                                                   2010   1.700       1.807       21,921
                                                                                   2009   1.266       1.700       21,921
                                                                                   2008   2.166       1.266       21,921
                                                                                   2007   1.914       2.166       21,921
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.424       3.763           --
                                                                                   2015   3.367       3.424           --
                                                                                   2014   3.060       3.367           --
                                                                                   2013   2.364       3.060           --
                                                                                   2012   2.062       2.364           --
                                                                                   2011   2.139       2.062           --
                                                                                   2010   1.738       2.139           --
                                                                                   2009   1.228       1.738           --
                                                                                   2008   2.231       1.228           --
                                                                                   2007   1.870       2.231           --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172           --
                                                                                   2009   0.936       1.108           --
                                                                                   2008   1.627       0.936           --
                                                                                   2007   1.582       1.627           --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.850       2.827           --
                                                                                   2015   2.959       2.850           --
                                                                                   2014   2.507       2.959           --
                                                                                   2013   1.731       2.507           --
                                                                                   2012   1.488       1.731           --
                                                                                   2011   1.481       1.488           --
                                                                                   2010   1.209       1.481           --
                                                                                   2009   0.916       1.209           --
                                                                                   2008   1.569       0.916       12,081
                                                                                   2007   1.577       1.569       11,855
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.965       1.973           --
                                                                                   2013   1.517       1.965        3,394
                                                                                   2012   1.346       1.517        3,542
                                                                                   2011   1.464       1.346        3,556
                                                                                   2010   1.281       1.464        3,434
                                                                                   2009   1.010       1.281        3,347
                                                                                   2008   1.625       1.010        9,886
                                                                                   2007   1.637       1.625        9,575
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.246       2.417           --
                                                                                   2015   2.256       2.246           --
                                                                                   2014   2.073       2.256           --
                                                                                   2013   1.627       2.073           --
                                                                                   2012   1.432       1.627           --
                                                                                   2011   1.424       1.432           --
                                                                                   2010   1.289       1.424           --
                                                                                   2009   1.077       1.289           --
                                                                                   2008   1.555       1.077           --
                                                                                   2007   1.463       1.555           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.011       0.993           --
                                                                                   2008   1.461       1.011           --
                                                                                   2007   1.465       1.461           --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.289       1.360           --
                                                                                   2010   1.167       1.289           --
                                                                                   2009   0.849       1.167           --
                                                                                   2008   1.497       0.849           --
                                                                                   2007   1.500       1.497           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.281       1.390           --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   1.168
                                                                                           2009   0.976
                                                                                           2008   1.394
                                                                                           2007   1.336
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)................ 2016   1.960
                                                                                           2015   2.090
                                                                                           2014   1.877
                                                                                           2013   1.520
                                                                                           2012   1.358
                                                                                           2011   1.385
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02).............. 2016   1.758
                                                                                           2015   1.876
                                                                                           2014   1.687
                                                                                           2013   1.369
                                                                                           2012   1.225
                                                                                           2011   1.160
                                                                                           2010   1.055
                                                                                           2009   0.878
                                                                                           2008   1.377
                                                                                           2007   1.334
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2016   2.533
                                                                                           2015   2.353
                                                                                           2014   2.106
                                                                                           2013   1.559
                                                                                           2012   1.321
                                                                                           2011   1.357
                                                                                           2010   1.260
                                                                                           2009   0.903
                                                                                           2008   1.469
                                                                                           2007   1.424
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2016   2.177
                                                                                           2015   2.287
                                                                                           2014   2.088
                                                                                           2013   1.609
                                                                                           2012   1.410
                                                                                           2011   1.370
                                                                                           2010   1.277
                                                                                           2009   1.046
                                                                                           2008   1.658
                                                                                           2007   1.628
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2016   2.669
                                                                                           2015   2.661
                                                                                           2014   2.511
                                                                                           2013   1.865
                                                                                           2012   1.614
                                                                                           2011   1.714
                                                                                           2010   1.427
                                                                                           2009   1.070
                                                                                           2008   1.687
                                                                                           2007   1.607
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   3.132
                                                                                           2015   3.341
                                                                                           2014   3.275
                                                                                           2013   2.272
                                                                                           2012   1.941
                                                                                           2011   1.953
                                                                                           2010   1.592
                                                                                           2009   1.137
                                                                                           2008   1.957
                                                                                           2007   1.815
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.950
                                                                                           2008   1.551
                                                                                           2007   1.509
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.424
                                                                                           2010   1.401
                                                                                           2009   1.111
                                                                                           2008   2.003
                                                                                           2007   1.922



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.281    --
                                                                                           1.168    --
                                                                                           0.976    --
                                                                                           1.394    --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)................ 2.210    --
                                                                                           1.960    --
                                                                                           2.090    --
                                                                                           1.877    --
                                                                                           1.520    --
                                                                                           1.358    --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02).............. 1.977    --
                                                                                           1.758    --
                                                                                           1.876    --
                                                                                           1.687    --
                                                                                           1.369    --
                                                                                           1.225    --
                                                                                           1.160    --
                                                                                           1.055    --
                                                                                           0.878    --
                                                                                           1.377    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2.666    --
                                                                                           2.533    --
                                                                                           2.353    --
                                                                                           2.106    --
                                                                                           1.559    --
                                                                                           1.321    --
                                                                                           1.357    --
                                                                                           1.260    --
                                                                                           0.903    --
                                                                                           1.469    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.411    --
                                                                                           2.177    --
                                                                                           2.287    --
                                                                                           2.088    --
                                                                                           1.609    --
                                                                                           1.410    --
                                                                                           1.370    --
                                                                                           1.277    --
                                                                                           1.046    --
                                                                                           1.658    --
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2.860    --
                                                                                           2.669    --
                                                                                           2.661    --
                                                                                           2.511    --
                                                                                           1.865    --
                                                                                           1.614    --
                                                                                           1.714    --
                                                                                           1.427    --
                                                                                           1.070    --
                                                                                           1.687    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.248    --
                                                                                           3.132    --
                                                                                           3.341    --
                                                                                           3.275    --
                                                                                           2.272    --
                                                                                           1.941    --
                                                                                           1.953    --
                                                                                           1.592    --
                                                                                           1.137    --
                                                                                           1.957    --
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.924    --
                                                                                           0.950    --
                                                                                           1.551    --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.531    --
                                                                                           1.424    --
                                                                                           1.401    --
                                                                                           1.111    --
                                                                                           2.003    --

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.421       1.443           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   2.170       2.223           --
                                                                                      2015   2.187       2.170           --
                                                                                      2014   2.239       2.187           --
                                                                                      2013   2.091       2.239           --
                                                                                      2012   1.810       2.091           --
                                                                                      2011   1.803       1.810           --
                                                                                      2010   1.578       1.803           --
                                                                                      2009   1.006       1.578           --
                                                                                      2008   1.466       1.006        5,732
                                                                                      2007   1.491       1.466        5,736
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.958       0.945           --
                                                                                      2010   0.895       0.958           --
                                                                                      2009   0.777       0.895           --
                                                                                      2008   1.006       0.777           --
                                                                                      2007   1.013       1.006           --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.301       1.325           --
                                                                                      2010   1.190       1.301           --
                                                                                      2009   1.018       1.190           --
                                                                                      2008   1.202       1.018           --
                                                                                      2007   1.202       1.202           --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.024       1.017           --
                                                                                      2009   1.042       1.024           --
                                                                                      2008   1.037       1.042           --
                                                                                      2007   1.008       1.037           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.640       1.718           --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.591       1.670           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.749       1.864           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.592       1.653           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.780       1.960           --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.108       1.099           --
                                                                                      2015   1.145       1.108           --
                                                                                      2014   1.027       1.145           --
                                                                                      2013   1.010       1.027           --
                                                                                      2012   0.816       1.010           --
                                                                                      2011   0.879       0.816           --
                                                                                      2010   0.771       0.879           --
                                                                                      2009   0.582       0.771           --
                                                                                      2008   1.016       0.582           --
                                                                                      2007   1.217       1.016           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.476       2.575           --
                                                                                      2013   1.956       2.476        2,712
                                                                                      2012   1.625       1.956        2,724
                                                                                      2011   1.789       1.625        2,870
                                                                                      2010   1.664       1.789        2,715
                                                                                      2009   1.185       1.664        2,569
                                                                                      2008   2.080       1.185        3,839
                                                                                      2007   1.626       2.080        3,322
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2016   2.716       2.742           --
                                                                                      2015   2.881       2.716           --
                                                                                      2014   2.567       2.881        2,480
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2007   1.938       1.883           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2007   1.289       1.408           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................... 2007   1.346       1.307           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)............... 2016   1.950       2.131           --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   2.308       1.950           --
                                                                           2014   2.519       2.308           --
                                                                           2013   2.704       2.519           --
                                                                           2012   2.321       2.704           --
                                                                           2011   2.912       2.321           --
                                                                           2010   2.403       2.912           --
                                                                           2009   1.451       2.403           --
                                                                           2008   3.176       1.451           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.881       0.836           --
                                                                           2008   1.567       0.881           --
                                                                           2007   1.429       1.567           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................... 2016   1.424       1.424           --
                                                                           2015   1.424       1.424           --
                                                                           2014   1.424       1.424           --
                                                                           2013   1.342       1.424           --
                                                                           2012   1.121       1.342           --
                                                                           2011   1.227       1.121           --
                                                                           2010   1.176       1.227           --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.615       1.691           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   2.188       2.323           --
                                                                           2015   2.137       2.188           --
                                                                           2014   1.919       2.137           --
                                                                           2013   1.459       1.919           --
                                                                           2012   1.312       1.459           --
                                                                           2011   1.335       1.312           --
                                                                           2010   1.210       1.335           --
                                                                           2009   1.036       1.210           --
                                                                           2008   1.685       1.036           --
                                                                           2007   1.677       1.685           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2016   1.208       1.290           --
                                                                           2015   1.257       1.208           --
                                                                           2014   1.221       1.257           --
                                                                           2013   0.961       1.221           --
                                                                           2012   0.840       0.961           --
                                                                           2011   0.985       0.840           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................. 2013   1.053       1.140           --
                                                                           2012   1.021       1.053           --
                                                                           2011   1.099       1.021           --
                                                                           2010   0.913       1.099           --
                                                                           2009   0.681       0.913           --
                                                                           2008   1.126       0.681           --
                                                                           2007   1.274       1.126           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............. 2016   1.342       1.319           --
                                                                           2015   1.318       1.342           --
                                                                           2014   1.316       1.318           --
                                                                           2013   1.056       1.316           --
                                                                           2012   0.889       1.056           --
                                                                           2011   0.991       0.889           --
                                                                           2010   0.872       0.991           --
                                                                           2009   0.636       0.872           --
                                                                           2008   1.092       0.636           --
                                                                           2007   1.048       1.092           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2016   1.524       1.532       24,992
                                                                           2015   1.554       1.524       24,992
                                                                           2014   1.522       1.554       29,628
                                                                           2013   1.583       1.522       29,232
                                                                           2012   1.478       1.583       28,323
                                                                           2011   1.461       1.478       28,014
                                                                           2010   1.378       1.461       28,174
                                                                           2009   1.240       1.378       28,025
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................ 2007   1.559       1.604           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................... 2007   1.169       1.289           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2016   1.958       2.004           --

                             VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.024       1.958       20,063
                                                                                 2014   1.974       2.024       20,063
                                                                                 2013   1.983       1.974       20,063
                                                                                 2012   1.813       1.983       20,063
                                                                                 2011   1.785       1.813       20,063
                                                                                 2010   1.623       1.785       20,063
                                                                                 2009   1.244       1.623       20,063
                                                                                 2008   1.422       1.244       20,063
                                                                                 2007   1.360       1.422       20,063
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.033       2.313           --
                                                                                 2015   2.149       2.033           --
                                                                                 2014   1.975       2.149        3,367
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06).......................... 2007   1.106       1.150           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.855       1.820           --
                                                                                 2015   1.780       1.855           --
                                                                                 2014   1.668       1.780           --
                                                                                 2013   1.268       1.668           --
                                                                                 2012   1.131       1.268           --
                                                                                 2011   1.267       1.131           --
                                                                                 2010   1.079       1.267           --
                                                                                 2009   0.859       1.079           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.451       1.425           --
                                                                                 2015   1.481       1.451           --
                                                                                 2014   1.510       1.481           --
                                                                                 2013   1.541       1.510           --
                                                                                 2012   1.572       1.541           --
                                                                                 2011   1.604       1.572           --
                                                                                 2010   1.625       1.604           --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.753       0.785           --
                                                                                 2008   1.393       0.753           --
                                                                                 2007   1.367       1.393           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.241       1.364           --
                                                                                 2012   1.095       1.241           --
                                                                                 2011   1.191       1.095           --
                                                                                 2010   1.062       1.191           --
                                                                                 2009   0.890       1.062           --
                                                                                 2008   1.489       0.890           --
                                                                                 2007   1.459       1.489           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.319       2.393           --
                                                                                 2015   2.302       2.319           --
                                                                                 2014   2.115       2.302           --
                                                                                 2013   1.627       2.115           --
                                                                                 2012   1.497       1.627           --
                                                                                 2011   1.577       1.497           --
                                                                                 2010   1.396       1.577           --
                                                                                 2009   0.955       1.396           --
                                                                                 2008   1.795       0.955           --
                                                                                 2007   1.521       1.795           --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.541       2.494           --
                                                                                 2015   2.340       2.541           --
                                                                                 2014   2.189       2.340           --
                                                                                 2013   1.630       2.189           --
                                                                                 2012   1.436       1.630           --
                                                                                 2011   1.458       1.436           --
                                                                                 2010   1.332       1.458           --
                                                                                 2009   0.971       1.332           --
                                                                                 2008   1.468       0.971           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.864       1.894           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.870       1.963           --
                                                                                 2015   1.868       1.870           --
                                                                                 2014   1.727       1.868           --
                                                                                 2013   1.321       1.727           --
                                                                                 2012   1.197       1.321           --
                                                                                 2011   1.357       1.197           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2007   1.057       1.070           --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).............................. 2007   1.040
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2007   1.046
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2007   1.052
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2007   1.057
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   2.099
                                                                                           2015   2.122
                                                                                           2014   1.914
                                                                                           2013   1.483
                                                                                           2012   1.311
                                                                                           2011   1.315
                                                                                           2010   1.172
                                                                                           2009   0.955
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.751
                                                                                           2015   1.793
                                                                                           2014   1.687
                                                                                           2013   1.449
                                                                                           2012   1.328
                                                                                           2011   1.326
                                                                                           2010   1.231
                                                                                           2009   1.061
                                                                                           2008   1.393
                                                                                           2007   1.365
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.222
                                                                                           2015   2.045
                                                                                           2014   1.882
                                                                                           2013   1.415
                                                                                           2012   1.238
                                                                                           2011   1.252
                                                                                           2010   1.146
                                                                                           2009   0.968
                                                                                           2008   1.463
                                                                                           2007   1.387
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2016   1.373
                                                                                           2015   1.395
                                                                                           2014   1.428
                                                                                           2013   1.148
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2007   1.066
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.433
                                                                                           2015   1.491
                                                                                           2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.199
                                                                                           2008   1.167
                                                                                           2007   1.095
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.618
                                                                                           2007   1.496
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.965
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.138



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).............................. 1.076           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.075           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.076           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.075           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2.291           --
                                                                                           2.099           --
                                                                                           2.122           --
                                                                                           1.914           --
                                                                                           1.483           --
                                                                                           1.311           --
                                                                                           1.315           --
                                                                                           1.172           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.871       80,883
                                                                                           1.751       80,883
                                                                                           1.793       80,883
                                                                                           1.687       80,883
                                                                                           1.449       80,883
                                                                                           1.328       80,883
                                                                                           1.326       80,883
                                                                                           1.231       80,883
                                                                                           1.061       85,913
                                                                                           1.393       85,919
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.491           --
                                                                                           2.222           --
                                                                                           2.045           --
                                                                                           1.882           --
                                                                                           1.415           --
                                                                                           1.238           --
                                                                                           1.252           --
                                                                                           1.146           --
                                                                                           0.968           --
                                                                                           1.463           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.593           --
                                                                                           1.373           --
                                                                                           1.395           --
                                                                                           1.428           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.140           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.521           --
                                                                                           1.433           --
                                                                                           1.491           --
                                                                                           1.445           --
                                                                                           1.462           --
                                                                                           1.341           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.121           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.237           --
                                                                                           1.199       34,622
                                                                                           1.167       36,373
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 1.499           --
                                                                                           1.618           --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.124           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.281           --

                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.077       1.152            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.537       0.768            --
                                                                            2007   1.340       1.537        21,973
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.843       2.804        93,463
                                                                            2015   2.712       2.843       111,791
                                                                            2014   2.704       2.712       116,572
                                                                            2013   2.136       2.704       167,480
                                                                            2012   1.778       2.136       267,228
                                                                            2011   1.991       1.778       326,492
                                                                            2010   1.818       1.991       496,427
                                                                            2009   1.303       1.818       568,754
                                                                            2008   2.158       1.303       585,001
                                                                            2007   1.917       2.158       546,193
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.588       2.778       598,410
                                                                            2015   2.471       2.588       671,284
                                                                            2014   2.323       2.471       755,601
                                                                            2013   1.822       2.323       968,899
                                                                            2012   1.577       1.822     1,180,026
                                                                            2011   1.680       1.577     1,338,099
                                                                            2010   1.444       1.680     1,580,376
                                                                            2009   1.057       1.444     1,769,843
                                                                            2008   1.925       1.057     1,967,352
                                                                            2007   1.748       1.925     2,263,556
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.202       2.407       604,518
                                                                            2015   2.214       2.202       674,843
                                                                            2014   2.042       2.214       807,371
                                                                            2013   1.560       2.042     1,045,269
                                                                            2012   1.355       1.560     1,318,354
                                                                            2011   1.408       1.355     1,609,927
                                                                            2010   1.289       1.408     1,874,223
                                                                            2009   1.002       1.289     2,027,763
                                                                            2008   1.645       1.002     2,178,947
                                                                            2007   1.598       1.645     2,469,648
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.640       2.792       109,602
                                                                            2015   2.678       2.640       120,978
                                                                            2014   2.444       2.678       124,271
                                                                            2013   1.901       2.444       216,542
                                                                            2012   1.668       1.901       275,611
                                                                            2011   1.747       1.668       400,847
                                                                            2010   1.522       1.747       428,926
                                                                            2009   1.145       1.522       450,704
                                                                            2008   2.035       1.145       499,267
                                                                            2007   1.767       2.035       444,740
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   3.149       3.455        50,744
                                                                            2015   3.266       3.149        61,493
                                                                            2014   3.142       3.266        61,357
                                                                            2013   2.359       3.142        81,777
                                                                            2012   2.101       2.359       168,155
                                                                            2011   2.405       2.101       253,032
                                                                            2010   1.908       2.405       259,296
                                                                            2009   1.393       1.908       269,311
                                                                            2008   2.353       1.393       277,225
                                                                            2007   2.082       2.353       329,854
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05).................... 2016   1.446       1.616        64,721
                                                                            2015   1.587       1.446        66,144
                                                                            2014   1.548       1.587        67,551
                                                                            2013   1.386       1.548       131,887
                                                                            2012   1.255       1.386       136,842
                                                                            2011   1.250       1.255       142,048
                                                                            2010   1.132       1.250       206,531
                                                                            2009   0.852       1.132       190,576
                                                                            2008   1.236       0.852       189,821
                                                                            2007   1.215       1.236       199,445

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   2.326       2.375        35,537
                                                                                   2015   2.438       2.326        36,003
                                                                                   2014   2.314       2.438        62,312
                                                                                   2013   1.709       2.314        73,671
                                                                                   2012   1.573       1.709        90,350
                                                                                   2011   1.686       1.573       115,122
                                                                                   2010   1.348       1.686       124,950
                                                                                   2009   0.958       1.348       131,379
                                                                                   2008   1.699       0.958       265,837
                                                                                   2007   1.558       1.699       143,040
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.490       3.171            --
                                                                                   2007   2.765       3.490        97,287
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.765       1.854        72,514
                                                                                   2015   1.926       1.765        76,008
                                                                                   2014   2.211       1.926        81,013
                                                                                   2013   1.834       2.211       102,270
                                                                                   2012   1.583       1.834       184,226
                                                                                   2011   1.807       1.583       218,943
                                                                                   2010   1.700       1.807       254,343
                                                                                   2009   1.266       1.700       263,360
                                                                                   2008   2.166       1.266       269,485
                                                                                   2007   1.914       2.166       346,313
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.424       3.763        27,886
                                                                                   2015   3.367       3.424         3,583
                                                                                   2014   3.060       3.367         3,585
                                                                                   2013   2.364       3.060        38,513
                                                                                   2012   2.062       2.364        38,515
                                                                                   2011   2.139       2.062        85,340
                                                                                   2010   1.738       2.139        91,616
                                                                                   2009   1.228       1.738       108,772
                                                                                   2008   2.231       1.228       109,176
                                                                                   2007   1.870       2.231       110,258
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172            --
                                                                                   2009   0.936       1.108       260,348
                                                                                   2008   1.627       0.936       266,359
                                                                                   2007   1.582       1.627       514,303
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.850       2.827       177,601
                                                                                   2015   2.959       2.850       191,313
                                                                                   2014   2.507       2.959       222,470
                                                                                   2013   1.731       2.507       551,160
                                                                                   2012   1.488       1.731       702,672
                                                                                   2011   1.481       1.488       982,507
                                                                                   2010   1.209       1.481     1,073,899
                                                                                   2009   0.916       1.209     1,146,181
                                                                                   2008   1.569       0.916     1,218,795
                                                                                   2007   1.577       1.569     1,522,176
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.965       1.973            --
                                                                                   2013   1.517       1.965       323,845
                                                                                   2012   1.346       1.517       422,482
                                                                                   2011   1.464       1.346       500,765
                                                                                   2010   1.281       1.464       541,144
                                                                                   2009   1.010       1.281       580,428
                                                                                   2008   1.625       1.010       614,275
                                                                                   2007   1.637       1.625       751,038
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.246       2.417       271,229
                                                                                   2015   2.256       2.246       323,979
                                                                                   2014   2.073       2.256       349,257
                                                                                   2013   1.627       2.073       467,486
                                                                                   2012   1.432       1.627       578,072
                                                                                   2011   1.424       1.432       709,638
                                                                                   2010   1.289       1.424       776,702
                                                                                   2009   1.077       1.289       828,892
                                                                                   2008   1.555       1.077       787,380
                                                                                   2007   1.463       1.555       977,846

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   1.011       0.993            --
                                                                                    2008   1.461       1.011       122,786
                                                                                    2007   1.465       1.461       146,664
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.289       1.360            --
                                                                                    2010   1.167       1.289     2,896,354
                                                                                    2009   0.849       1.167     3,080,174
                                                                                    2008   1.497       0.849     3,491,265
                                                                                    2007   1.500       1.497     4,036,762
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.281       1.390            --
                                                                                    2010   1.168       1.281        43,424
                                                                                    2009   0.976       1.168        43,453
                                                                                    2008   1.394       0.976        97,142
                                                                                    2007   1.336       1.394        48,606
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.960       2.210        10,274
                                                                                    2015   2.090       1.960        10,279
                                                                                    2014   1.877       2.090        10,285
                                                                                    2013   1.520       1.877        13,545
                                                                                    2012   1.358       1.520        13,553
                                                                                    2011   1.385       1.358        29,224
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.758       1.977        51,890
                                                                                    2015   1.876       1.758        53,461
                                                                                    2014   1.687       1.876        60,178
                                                                                    2013   1.369       1.687        95,743
                                                                                    2012   1.225       1.369       242,901
                                                                                    2011   1.160       1.225       299,669
                                                                                    2010   1.055       1.160       494,258
                                                                                    2009   0.878       1.055       585,437
                                                                                    2008   1.377       0.878     1,000,452
                                                                                    2007   1.334       1.377     1,171,876
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.533       2.666        78,498
                                                                                    2015   2.353       2.533        82,105
                                                                                    2014   2.106       2.353        82,686
                                                                                    2013   1.559       2.106       121,037
                                                                                    2012   1.321       1.559       125,489
                                                                                    2011   1.357       1.321       153,103
                                                                                    2010   1.260       1.357       157,230
                                                                                    2009   0.903       1.260       174,642
                                                                                    2008   1.469       0.903       185,729
                                                                                    2007   1.424       1.469       332,537
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.177       2.411       102,405
                                                                                    2015   2.287       2.177       105,478
                                                                                    2014   2.088       2.287       109,490
                                                                                    2013   1.609       2.088       110,414
                                                                                    2012   1.410       1.609       167,667
                                                                                    2011   1.370       1.410       172,564
                                                                                    2010   1.277       1.370       206,094
                                                                                    2009   1.046       1.277       209,459
                                                                                    2008   1.658       1.046       447,409
                                                                                    2007   1.628       1.658       253,891
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.669       2.860        61,765
                                                                                    2015   2.661       2.669        67,986
                                                                                    2014   2.511       2.661        69,041
                                                                                    2013   1.865       2.511        68,325
                                                                                    2012   1.614       1.865       104,573
                                                                                    2011   1.714       1.614       105,548
                                                                                    2010   1.427       1.714       108,729
                                                                                    2009   1.070       1.427       118,171
                                                                                    2008   1.687       1.070       257,688
                                                                                    2007   1.607       1.687       250,439
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   3.132       3.248        51,059

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   3.341
                                                                                           2014   3.275
                                                                                           2013   2.272
                                                                                           2012   1.941
                                                                                           2011   1.953
                                                                                           2010   1.592
                                                                                           2009   1.137
                                                                                           2008   1.957
                                                                                           2007   1.815
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.950
                                                                                           2008   1.551
                                                                                           2007   1.509
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.424
                                                                                           2010   1.401
                                                                                           2009   1.111
                                                                                           2008   2.003
                                                                                           2007   1.922
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.421
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   2.170
                                                                                           2015   2.187
                                                                                           2014   2.239
                                                                                           2013   2.091
                                                                                           2012   1.810
                                                                                           2011   1.803
                                                                                           2010   1.578
                                                                                           2009   1.006
                                                                                           2008   1.466
                                                                                           2007   1.491
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.958
                                                                                           2010   0.895
                                                                                           2009   0.777
                                                                                           2008   1.006
                                                                                           2007   1.013
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.301
                                                                                           2010   1.190
                                                                                           2009   1.018
                                                                                           2008   1.202
                                                                                           2007   1.202
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 2010   1.024
                                                                                           2009   1.042
                                                                                           2008   1.037
                                                                                           2007   1.008
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 2007   1.640
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 2007   1.591
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.749
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 2007   1.592
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 2007   1.780
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.108
                                                                                           2015   1.145
                                                                                           2014   1.027
                                                                                           2013   1.010
                                                                                           2012   0.816
                                                                                           2011   0.879
                                                                                           2010   0.771
                                                                                           2009   0.582
                                                                                           2008   1.016
                                                                                           2007   1.217
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   2.476



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.132        51,748
                                                                                           3.341        72,904
                                                                                           3.275        74,682
                                                                                           2.272        88,611
                                                                                           1.941       105,501
                                                                                           1.953       109,303
                                                                                           1.592       117,268
                                                                                           1.137       125,188
                                                                                           1.957       227,745
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.924            --
                                                                                           0.950       240,557
                                                                                           1.551       262,292
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.234            --
                                                                                           1.424        15,436
                                                                                           1.401        15,676
                                                                                           1.111        31,565
                                                                                           2.003        15,786
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.443            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2.223       209,030
                                                                                           2.170       213,404
                                                                                           2.187       237,722
                                                                                           2.239       312,339
                                                                                           2.091       426,059
                                                                                           1.810       473,345
                                                                                           1.803       530,748
                                                                                           1.578       570,467
                                                                                           1.006       584,823
                                                                                           1.466       638,240
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.945            --
                                                                                           0.958        34,947
                                                                                           0.895        53,214
                                                                                           0.777       153,908
                                                                                           1.006        83,479
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.325            --
                                                                                           1.301       254,872
                                                                                           1.190       286,003
                                                                                           1.018       300,701
                                                                                           1.202       308,150
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 1.017            --
                                                                                           1.024     1,025,313
                                                                                           1.042     1,303,252
                                                                                           1.037       899,817
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 1.718            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 1.670            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.864            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 1.653            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 1.960            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.099        22,336
                                                                                           1.108        28,863
                                                                                           1.145        39,304
                                                                                           1.027        66,281
                                                                                           1.010        70,885
                                                                                           0.816        98,524
                                                                                           0.879       125,550
                                                                                           0.771       111,581
                                                                                           0.582       121,205
                                                                                           1.016       126,435
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2.575            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.956       2.476        26,774
                                                                              2012   1.625       1.956        22,062
                                                                              2011   1.789       1.625        24,670
                                                                              2010   1.664       1.789        53,149
                                                                              2009   1.185       1.664        76,064
                                                                              2008   2.080       1.185        58,172
                                                                              2007   1.626       2.080         8,148
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.716       2.742         7,169
                                                                              2015   2.881       2.716         8,465
                                                                              2014   2.567       2.881        15,746
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.272       2.415        73,494
                                                                              2015   2.423       2.272        66,885
                                                                              2014   2.616       2.423        88,641
                                                                              2013   2.040       2.616       137,455
                                                                              2012   1.608       2.040       130,024
                                                                              2011   1.907       1.608       193,217
                                                                              2010   1.668       1.907       178,839
                                                                              2009   1.094       1.668       209,241
                                                                              2008   1.883       1.094       182,934
                                                                              2007   1.938       1.883       186,375
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.255       1.420       208,824
                                                                              2015   1.406       1.255       210,321
                                                                              2014   1.308       1.406       214,826
                                                                              2013   1.024       1.308       217,967
                                                                              2012   0.911       1.024       201,731
                                                                              2011   0.965       0.911       252,736
                                                                              2010   0.785       0.965       291,491
                                                                              2009   0.633       0.785       316,815
                                                                              2008   1.054       0.633       367,579
                                                                              2007   1.069       1.054       485,181
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.201       2.411           652
                                                                              2015   2.278       2.201         1,309
                                                                              2014   2.149       2.278         2,144
                                                                              2013   1.560       2.149         2,145
                                                                              2012   1.343       1.560         2,147
                                                                              2011   1.382       1.343         2,148
                                                                              2010   1.114       1.382         2,149
                                                                              2009   0.847       1.114         2,430
                                                                              2008   1.408       0.847           710
                                                                              2007   1.289       1.408            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.727       2.215            --
                                                                              2015   1.900       1.727            --
                                                                              2014   1.852       1.900            --
                                                                              2013   1.418       1.852            --
                                                                              2012   1.251       1.418            --
                                                                              2011   1.420       1.251            --
                                                                              2010   1.212       1.420            --
                                                                              2009   0.958       1.212            --
                                                                              2008   1.307       0.958            --
                                                                              2007   1.346       1.307            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.950       2.131        39,972
                                                                              2015   2.308       1.950        40,675
                                                                              2014   2.519       2.308        43,386
                                                                              2013   2.704       2.519        44,753
                                                                              2012   2.321       2.704        56,245
                                                                              2011   2.912       2.321        69,258
                                                                              2010   2.403       2.912        83,785
                                                                              2009   1.451       2.403        96,785
                                                                              2008   3.176       1.451       120,301
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.836            --
                                                                              2008   1.567       0.881        50,611
                                                                              2007   1.429       1.567        48,642
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.424       1.424            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.424       1.424            --
                                                                               2014   1.424       1.424            --
                                                                               2013   1.342       1.424            --
                                                                               2012   1.121       1.342       211,158
                                                                               2011   1.227       1.121       235,577
                                                                               2010   1.176       1.227       254,296
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.615       1.691            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.188       2.323        94,040
                                                                               2015   2.137       2.188        94,040
                                                                               2014   1.919       2.137        98,974
                                                                               2013   1.459       1.919        98,931
                                                                               2012   1.312       1.459        59,013
                                                                               2011   1.335       1.312        21,417
                                                                               2010   1.210       1.335        32,564
                                                                               2009   1.036       1.210        37,638
                                                                               2008   1.685       1.036        26,990
                                                                               2007   1.677       1.685        32,213
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.208       1.290        11,534
                                                                               2015   1.257       1.208        14,127
                                                                               2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.210       1.557        77,557
                                                                               2015   1.305       1.210        98,083
                                                                               2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.809       1.758        53,306
                                                                               2015   1.879       1.809        54,867
                                                                               2014   2.060       1.879       114,785
                                                                               2013   1.762       2.060       126,244
                                                                               2012   1.541       1.762       128,312
                                                                               2011   1.760       1.541       135,747
                                                                               2010   1.612       1.760       171,286
                                                                               2009   1.250       1.612       209,067
                                                                               2008   2.213       1.250       236,538
                                                                               2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.053       1.140            --
                                                                               2012   1.021       1.053         1,925
                                                                               2011   1.100       1.021         1,926
                                                                               2010   0.913       1.100        42,628
                                                                               2009   0.681       0.913        40,700
                                                                               2008   1.126       0.681        26,487
                                                                               2007   1.274       1.126        25,543
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   2.026       1.818            --
                                                                               2015   2.176       2.026            --
                                                                               2014   2.198       2.176            --
                                                                               2013   1.613       2.198            --
                                                                               2012   1.506       1.613            --
                                                                               2011   1.650       1.506            --
                                                                               2010   1.275       1.650            --
                                                                               2009   0.827       1.275        14,634
                                                                               2008   1.494       0.827            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.342       1.319       160,925

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.318       1.342       164,667
                                                                          2014   1.316       1.318       168,375
                                                                          2013   1.056       1.316       373,533
                                                                          2012   0.889       1.056       113,911
                                                                          2011   0.991       0.889       131,253
                                                                          2010   0.872       0.991       156,165
                                                                          2009   0.636       0.872       173,239
                                                                          2008   1.092       0.636       164,832
                                                                          2007   1.048       1.092       140,830
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.344       1.385        84,873
                                                                          2015   1.412       1.344        85,685
                                                                          2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.524       1.532       432,970
                                                                          2015   1.554       1.524       457,841
                                                                          2014   1.522       1.554       645,818
                                                                          2013   1.583       1.522       819,398
                                                                          2012   1.478       1.583     1,046,611
                                                                          2011   1.461       1.478     1,161,276
                                                                          2010   1.378       1.461     1,443,759
                                                                          2009   1.240       1.378     1,711,306
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.065       2.075            --
                                                                          2015   2.106       2.065        16,774
                                                                          2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.958       2.004            --
                                                                          2015   2.024       1.958        10,787
                                                                          2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.356       1.542       272,671
                                                                          2015   1.435       1.356       308,788
                                                                          2014   1.293       1.435       317,652
                                                                          2013   0.986       1.293       446,108
                                                                          2012   0.853       0.986       516,164
                                                                          2011   0.906       0.853       733,645
                                                                          2010   0.790       0.906       810,324
                                                                          2009   0.681       0.790       950,292
                                                                          2008   1.091       0.681       965,887
                                                                          2007   1.073       1.091     1,205,286
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.033       2.313       164,207
                                                                          2015   2.149       2.033       180,616
                                                                          2014   1.975       2.149       265,193
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.359       1.371       222,246

                             VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.380       1.359       262,186
                                                                                 2014   1.317       1.380       265,476
                                                                                 2013   1.356       1.317       335,083
                                                                                 2012   1.288       1.356       344,387
                                                                                 2011   1.235       1.288       398,260
                                                                                 2010   1.165       1.235       403,645
                                                                                 2009   1.087       1.165       402,977
                                                                                 2008   1.150       1.087       388,128
                                                                                 2007   1.106       1.150       378,055
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.855       1.820        22,540
                                                                                 2015   1.780       1.855        28,492
                                                                                 2014   1.668       1.780        30,354
                                                                                 2013   1.268       1.668        55,546
                                                                                 2012   1.131       1.268        88,507
                                                                                 2011   1.267       1.131       123,984
                                                                                 2010   1.079       1.267       155,012
                                                                                 2009   0.859       1.079       169,379
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.451       1.425        69,490
                                                                                 2015   1.481       1.451        70,897
                                                                                 2014   1.510       1.481       154,592
                                                                                 2013   1.541       1.510        69,072
                                                                                 2012   1.572       1.541       218,551
                                                                                 2011   1.604       1.572       383,591
                                                                                 2010   1.625       1.604       379,836
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.780       0.770            --
                                                                                 2008   1.332       0.780        26,218
                                                                                 2007   1.360       1.332        26,623
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.753       0.785            --
                                                                                 2008   1.393       0.753       134,494
                                                                                 2007   1.367       1.393       181,012
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.241       1.364            --
                                                                                 2012   1.095       1.241       438,125
                                                                                 2011   1.191       1.095       516,364
                                                                                 2010   1.062       1.191       563,216
                                                                                 2009   0.890       1.062       644,505
                                                                                 2008   1.489       0.890       708,245
                                                                                 2007   1.459       1.489       839,374
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.319       2.393       146,452
                                                                                 2015   2.302       2.319       191,667
                                                                                 2014   2.115       2.302       219,051
                                                                                 2013   1.627       2.115       237,689
                                                                                 2012   1.497       1.627       329,162
                                                                                 2011   1.577       1.497       349,891
                                                                                 2010   1.396       1.577       419,868
                                                                                 2009   0.955       1.396       441,995
                                                                                 2008   1.795       0.955       412,754
                                                                                 2007   1.521       1.795       421,462
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.541       2.494         7,639
                                                                                 2015   2.340       2.541         8,480
                                                                                 2014   2.189       2.340         8,738
                                                                                 2013   1.630       2.189         8,938
                                                                                 2012   1.436       1.630        12,085
                                                                                 2011   1.458       1.436        13,054
                                                                                 2010   1.332       1.458        15,268
                                                                                 2009   0.971       1.332        15,727
                                                                                 2008   1.468       0.971        19,318
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.864       1.894        27,813
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.870       1.963       722,660
                                                                                 2015   1.868       1.870     1,006,273
                                                                                 2014   1.727       1.868     1,386,269
                                                                                 2013   1.321       1.727     1,923,103
                                                                                 2012   1.197       1.321     2,172,045
                                                                                 2011   1.357       1.197     2,576,853
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.913       0.988            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.805       0.913       368,690
                                                                     2009   0.625       0.805        59,859
                                                                     2008   1.070       0.625        65,506
                                                                     2007   1.057       1.070        72,518
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2016   1.271       1.302            --
                                                                     2015   1.305       1.271            --
                                                                     2014   1.274       1.305            --
                                                                     2013   1.246       1.274            --
                                                                     2012   1.165       1.246            --
                                                                     2011   1.151       1.165            --
                                                                     2010   1.067       1.151            --
                                                                     2009   0.903       1.067            --
                                                                     2008   1.076       0.903            --
                                                                     2007   1.040       1.076            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.285       1.336            --
                                                                     2015   1.325       1.285            --
                                                                     2014   1.288       1.325            --
                                                                     2013   1.185       1.288            --
                                                                     2012   1.084       1.185            --
                                                                     2011   1.095       1.084            --
                                                                     2010   1.001       1.095       153,355
                                                                     2009   0.826       1.001       171,710
                                                                     2008   1.075       0.826       173,118
                                                                     2007   1.046       1.075        25,057
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.280       1.344       350,871
                                                                     2015   1.323       1.280       352,155
                                                                     2014   1.285       1.323       369,997
                                                                     2013   1.111       1.285       784,675
                                                                     2012   1.001       1.111       531,953
                                                                     2011   1.035       1.001       801,844
                                                                     2010   0.933       1.035     1,009,157
                                                                     2009   0.752       0.933       579,908
                                                                     2008   1.076       0.752       438,422
                                                                     2007   1.052       1.076       445,185
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.257       1.332        35,098
                                                                     2015   1.304       1.257        38,968
                                                                     2014   1.265       1.304        40,479
                                                                     2013   1.038       1.265        41,926
                                                                     2012   0.918       1.038       439,928
                                                                     2011   0.973       0.918       561,172
                                                                     2010   0.865       0.973       602,177
                                                                     2009   0.684       0.865       628,954
                                                                     2008   1.075       0.684       673,543
                                                                     2007   1.057       1.075       319,705
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   2.099       2.291        50,145
                                                                     2015   2.122       2.099        50,839
                                                                     2014   1.914       2.122        53,842
                                                                     2013   1.483       1.914        69,386
                                                                     2012   1.311       1.483       159,251
                                                                     2011   1.315       1.311       163,935
                                                                     2010   1.172       1.315       179,942
                                                                     2009   0.955       1.172       233,678
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.751       1.871       364,551
                                                                     2015   1.793       1.751       388,234
                                                                     2014   1.687       1.793       421,358
                                                                     2013   1.449       1.687       511,819
                                                                     2012   1.328       1.449       960,755
                                                                     2011   1.326       1.328     1,038,186
                                                                     2010   1.231       1.326     1,178,593
                                                                     2009   1.061       1.231     1,314,384
                                                                     2008   1.393       1.061     1,392,780
                                                                     2007   1.365       1.393     1,777,234
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.222       2.491            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.270
                                                                                           2014   2.090
                                                                                           2013   1.571
                                                                                           2012   1.374
                                                                                           2011   1.390
                                                                                           2010   1.272
                                                                                           2009   1.074
                                                                                           2008   1.463
                                                                                           2007   1.387
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2016   1.207
                                                                                           2015   1.226
                                                                                           2014   1.255
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.839
                                                                                           2015   1.698
                                                                                           2014   1.591
                                                                                           2013   1.170
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.909
                                                                                           2009   0.648
                                                                                           2008   1.140
                                                                                           2007   1.066
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.433
                                                                                           2015   1.491
                                                                                           2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.199
                                                                                           2008   1.167
                                                                                           2007   1.095
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2007   1.496
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.965
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.138



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.222            --
                                                                                           2.270            --
                                                                                           2.090            --
                                                                                           1.571            --
                                                                                           1.374            --
                                                                                           1.390            --
                                                                                           1.272            --
                                                                                           1.074            --
                                                                                           1.463       331,646
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.400            --
                                                                                           1.207            --
                                                                                           1.226            --
                                                                                           1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.830         3,925
                                                                                           1.839         4,423
                                                                                           1.698         5,524
                                                                                           1.591         8,308
                                                                                           1.170        12,078
                                                                                           1.006        83,098
                                                                                           1.040        93,013
                                                                                           0.909       104,772
                                                                                           0.648       109,471
                                                                                           1.140       110,938
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.521        60,371
                                                                                           1.433        64,094
                                                                                           1.491        67,909
                                                                                           1.445       125,729
                                                                                           1.462       133,538
                                                                                           1.341       238,433
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.121            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.237            --
                                                                                           1.199     1,729,338
                                                                                           1.167     1,803,314
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 1.618            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.124            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.281            --





                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.077       1.151            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.428       1.361            --
                                                                       2007   1.247       1.428       114,349
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.571       2.534       871,278
                                                                       2015   2.454       2.571       989,966
                                                                       2014   2.448       2.454     1,446,716
                                                                       2013   1.934       2.448     1,773,403
                                                                       2012   1.611       1.934     2,081,638
                                                                       2011   1.805       1.611     2,470,013
                                                                       2010   1.649       1.805     2,727,807
                                                                       2009   1.182       1.649     2,980,480
                                                                       2008   1.959       1.182     3,286,725
                                                                       2007   1.741       1.959     3,748,499
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   2.295       2.462     2,276,946

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.192       2.295      2,622,796
                                                                              2014   2.062       2.192      3,286,750
                                                                              2013   1.618       2.062      4,948,609
                                                                              2012   1.401       1.618      5,898,227
                                                                              2011   1.494       1.401      6,755,419
                                                                              2010   1.285       1.494      7,499,647
                                                                              2009   0.941       1.285      8,257,041
                                                                              2008   1.714       0.941      9,090,129
                                                                              2007   1.557       1.714      9,982,768
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.991       2.175      2,619,113
                                                                              2015   2.003       1.991      3,113,493
                                                                              2014   1.848       2.003      3,752,809
                                                                              2013   1.413       1.848      5,774,390
                                                                              2012   1.228       1.413      7,071,906
                                                                              2011   1.276       1.228      8,792,530
                                                                              2010   1.169       1.276      9,446,905
                                                                              2009   0.909       1.169     10,102,320
                                                                              2008   1.493       0.909     10,710,178
                                                                              2007   1.451       1.493     12,558,651
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.400       2.538        453,995
                                                                              2015   2.436       2.400        688,864
                                                                              2014   2.224       2.436        973,223
                                                                              2013   1.731       2.224      1,339,383
                                                                              2012   1.519       1.731      1,553,382
                                                                              2011   1.593       1.519      1,692,957
                                                                              2010   1.388       1.593      1,795,756
                                                                              2009   1.044       1.388      2,079,031
                                                                              2008   1.858       1.044      2,210,809
                                                                              2007   1.614       1.858      2,240,558
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.806       3.077        331,527
                                                                              2015   2.912       2.806        381,353
                                                                              2014   2.803       2.912        480,449
                                                                              2013   2.106       2.803        751,849
                                                                              2012   1.876       2.106        868,870
                                                                              2011   2.148       1.876        982,996
                                                                              2010   1.705       2.148      1,145,019
                                                                              2009   1.246       1.705      1,185,697
                                                                              2008   2.105       1.246      1,301,855
                                                                              2007   1.863       2.105      1,378,564
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.438       1.607        568,988
                                                                              2015   1.579       1.438        839,913
                                                                              2014   1.541       1.579      1,002,722
                                                                              2013   1.380       1.541      1,165,197
                                                                              2012   1.251       1.380      1,279,708
                                                                              2011   1.247       1.251      1,311,827
                                                                              2010   1.130       1.247      1,346,056
                                                                              2009   0.850       1.130      1,337,708
                                                                              2008   1.234       0.850      1,502,191
                                                                              2007   1.214       1.234      2,139,957
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.116       2.159         96,982
                                                                              2015   2.219       2.116        111,788
                                                                              2014   2.107       2.219        131,096
                                                                              2013   1.557       2.107        202,131
                                                                              2012   1.434       1.557        224,709
                                                                              2011   1.537       1.434        253,898
                                                                              2010   1.230       1.537        325,492
                                                                              2009   0.874       1.230        393,782
                                                                              2008   1.552       0.874        420,984
                                                                              2007   1.424       1.552        471,727
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.050       2.771             --
                                                                              2007   2.418       3.050        972,084
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.609       1.690        396,820

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.757       1.609       535,874
                                                                                   2014   2.018       1.757       788,045
                                                                                   2013   1.675       2.018     1,035,143
                                                                                   2012   1.446       1.675     1,313,538
                                                                                   2011   1.652       1.446     1,714,756
                                                                                   2010   1.555       1.652     1,965,658
                                                                                   2009   1.158       1.555     2,242,157
                                                                                   2008   1.983       1.158     2,456,722
                                                                                   2007   1.753       1.983     2,787,846
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.993       3.288        72,531
                                                                                   2015   2.944       2.993        75,175
                                                                                   2014   2.678       2.944        72,204
                                                                                   2013   2.070       2.678        86,726
                                                                                   2012   1.806       2.070       115,822
                                                                                   2011   1.874       1.806       139,296
                                                                                   2010   1.524       1.874       137,888
                                                                                   2009   1.077       1.524       133,187
                                                                                   2008   1.958       1.077       189,349
                                                                                   2007   1.642       1.958       149,286
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.271       1.351            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.015       1.074            --
                                                                                   2009   0.857       1.015     2,834,764
                                                                                   2008   1.491       0.857     3,005,508
                                                                                   2007   1.451       1.491     3,249,742
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.567       2.545       576,069
                                                                                   2015   2.666       2.567       642,307
                                                                                   2014   2.261       2.666       839,406
                                                                                   2013   1.561       2.261     1,123,813
                                                                                   2012   1.343       1.561     1,414,141
                                                                                   2011   1.337       1.343     1,718,101
                                                                                   2010   1.092       1.337     2,012,879
                                                                                   2009   0.828       1.092     2,299,588
                                                                                   2008   1.419       0.828     2,555,974
                                                                                   2007   1.427       1.419     2,810,277
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.741       1.748            --
                                                                                   2013   1.345       1.741       838,602
                                                                                   2012   1.194       1.345     1,253,069
                                                                                   2011   1.299       1.194     1,527,578
                                                                                   2010   1.137       1.299     1,656,665
                                                                                   2009   0.897       1.137     1,905,822
                                                                                   2008   1.444       0.897     2,134,740
                                                                                   2007   1.456       1.444     2,348,601
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.096       2.254       377,578
                                                                                   2015   2.106       2.096       674,024
                                                                                   2014   1.937       2.106     1,042,357
                                                                                   2013   1.520       1.937     1,537,120
                                                                                   2012   1.339       1.520     1,760,293
                                                                                   2011   1.332       1.339     2,134,710
                                                                                   2010   1.207       1.332     2,329,716
                                                                                   2009   1.009       1.207     2,488,865
                                                                                   2008   1.457       1.009     1,539,896
                                                                                   2007   1.371       1.457     1,749,041
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.931       0.914            --
                                                                                   2008   1.346       0.931     1,250,543
                                                                                   2007   1.350       1.346     1,447,649
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.161       1.225            --
                                                                                   2010   1.052       1.161     4,146,917
                                                                                   2009   0.766       1.052     4,621,347
                                                                                   2008   1.351       0.766     5,695,592
                                                                                   2007   1.354       1.351     7,821,047
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.206       1.308            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   1.100
                                                                                           2009   0.920
                                                                                           2008   1.314
                                                                                           2007   1.260
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)................ 2016   1.841
                                                                                           2015   1.964
                                                                                           2014   1.764
                                                                                           2013   1.430
                                                                                           2012   1.278
                                                                                           2011   1.304
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02).............. 2016   1.625
                                                                                           2015   1.736
                                                                                           2014   1.561
                                                                                           2013   1.268
                                                                                           2012   1.135
                                                                                           2011   1.075
                                                                                           2010   0.979
                                                                                           2009   0.815
                                                                                           2008   1.279
                                                                                           2007   1.239
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2016   2.150
                                                                                           2015   1.999
                                                                                           2014   1.790
                                                                                           2013   1.325
                                                                                           2012   1.124
                                                                                           2011   1.155
                                                                                           2010   1.073
                                                                                           2009   0.769
                                                                                           2008   1.252
                                                                                           2007   1.214
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2016   1.996
                                                                                           2015   2.098
                                                                                           2014   1.917
                                                                                           2013   1.478
                                                                                           2012   1.295
                                                                                           2011   1.260
                                                                                           2010   1.174
                                                                                           2009   0.963
                                                                                           2008   1.527
                                                                                           2007   1.500
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2016   2.474
                                                                                           2015   2.468
                                                                                           2014   2.330
                                                                                           2013   1.731
                                                                                           2012   1.499
                                                                                           2011   1.593
                                                                                           2010   1.326
                                                                                           2009   0.996
                                                                                           2008   1.570
                                                                                           2007   1.496
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   2.720
                                                                                           2015   2.903
                                                                                           2014   2.847
                                                                                           2013   1.976
                                                                                           2012   1.689
                                                                                           2011   1.700
                                                                                           2010   1.387
                                                                                           2009   0.991
                                                                                           2008   1.707
                                                                                           2007   1.584
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.885
                                                                                           2008   1.445
                                                                                           2007   1.406
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.353
                                                                                           2010   1.331
                                                                                           2009   1.057
                                                                                           2008   1.906
                                                                                           2007   1.829



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.206        73,519
                                                                                           1.100        97,541
                                                                                           0.920       102,285
                                                                                           1.314       114,585
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)................ 2.074        12,921
                                                                                           1.841        14,632
                                                                                           1.964        18,480
                                                                                           1.764        35,934
                                                                                           1.430        66,577
                                                                                           1.278        70,068
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02).............. 1.828     1,513,953
                                                                                           1.625     1,901,773
                                                                                           1.736     2,820,958
                                                                                           1.561     4,162,143
                                                                                           1.268     5,943,919
                                                                                           1.135     6,528,682
                                                                                           1.075     7,037,398
                                                                                           0.979     7,981,264
                                                                                           0.815     8,359,905
                                                                                           1.279     9,818,693
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2.262       171,826
                                                                                           2.150       220,162
                                                                                           1.999       255,394
                                                                                           1.790       401,586
                                                                                           1.325       700,602
                                                                                           1.124       826,424
                                                                                           1.155       868,773
                                                                                           1.073       982,108
                                                                                           0.769     1,074,109
                                                                                           1.252     1,200,932
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.210       136,201
                                                                                           1.996       142,744
                                                                                           2.098       165,622
                                                                                           1.917       221,573
                                                                                           1.478       217,789
                                                                                           1.295       178,370
                                                                                           1.260       183,743
                                                                                           1.174       212,947
                                                                                           0.963       222,353
                                                                                           1.527       244,309
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2.650        41,554
                                                                                           2.474        46,923
                                                                                           2.468       104,162
                                                                                           2.330       119,922
                                                                                           1.731       142,748
                                                                                           1.499       181,745
                                                                                           1.593       176,526
                                                                                           1.326       178,780
                                                                                           0.996       198,471
                                                                                           1.570       214,545
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.819       122,566
                                                                                           2.720       144,294
                                                                                           2.903       187,950
                                                                                           2.847       218,593
                                                                                           1.976       257,681
                                                                                           1.689       330,359
                                                                                           1.700       429,473
                                                                                           1.387       476,632
                                                                                           0.991       552,331
                                                                                           1.707       675,683
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.860            --
                                                                                           0.885       502,080
                                                                                           1.445       519,030
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.172            --
                                                                                           1.353            --
                                                                                           1.331            --
                                                                                           1.057            --
                                                                                           1.906            --

                                  VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.310       1.329            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.886       1.932       238,447
                                                                                      2015   1.903       1.886       335,227
                                                                                      2014   1.949       1.903       463,881
                                                                                      2013   1.821       1.949       592,491
                                                                                      2012   1.577       1.821       568,706
                                                                                      2011   1.572       1.577       628,460
                                                                                      2010   1.376       1.572       669,177
                                                                                      2009   0.878       1.376       844,747
                                                                                      2008   1.280       0.878     1,084,456
                                                                                      2007   1.303       1.280     1,385,416
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.954       0.941            --
                                                                                      2010   0.892       0.954       700,050
                                                                                      2009   0.775       0.892       888,442
                                                                                      2008   1.004       0.775     1,033,604
                                                                                      2007   1.011       1.004     1,281,072
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.239       1.262            --
                                                                                      2010   1.134       1.239       627,061
                                                                                      2009   0.970       1.134       733,634
                                                                                      2008   1.146       0.970       802,359
                                                                                      2007   1.147       1.146       965,512
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.029       1.022            --
                                                                                      2009   1.048       1.029     3,495,146
                                                                                      2008   1.043       1.048     4,163,830
                                                                                      2007   1.014       1.043     2,667,132
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.465       1.534            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.503       1.578            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.590       1.694            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.463       1.518            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.638       1.803            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.103       1.093       211,409
                                                                                      2015   1.140       1.103       200,330
                                                                                      2014   1.023       1.140       247,450
                                                                                      2013   1.007       1.023       313,705
                                                                                      2012   0.814       1.007       485,212
                                                                                      2011   0.877       0.814       493,665
                                                                                      2010   0.770       0.877       574,708
                                                                                      2009   0.581       0.770       337,062
                                                                                      2008   1.015       0.581       360,544
                                                                                      2007   1.216       1.015       429,534
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.378       2.473            --
                                                                                      2013   1.880       2.378       284,067
                                                                                      2012   1.563       1.880       322,609
                                                                                      2011   1.721       1.563       284,659
                                                                                      2010   1.602       1.721       377,262
                                                                                      2009   1.141       1.602       341,376
                                                                                      2008   2.004       1.141       370,793
                                                                                      2007   1.568       2.004       186,964
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2016   2.607       2.630       130,491
                                                                                      2015   2.766       2.607       186,403
                                                                                      2014   2.466       2.766       225,785
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2016   2.074       2.203       300,384

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.212       2.074       366,580
                                                                              2014   2.390       2.212       430,845
                                                                              2013   1.865       2.390       815,832
                                                                              2012   1.470       1.865       867,123
                                                                              2011   1.745       1.470       924,086
                                                                              2010   1.526       1.745     1,080,441
                                                                              2009   1.002       1.526     1,111,985
                                                                              2008   1.726       1.002     1,198,096
                                                                              2007   1.776       1.726     1,353,456
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.248       1.413       578,340
                                                                              2015   1.400       1.248       640,774
                                                                              2014   1.303       1.400       804,508
                                                                              2013   1.021       1.303     1,209,292
                                                                              2012   0.909       1.021     1,538,125
                                                                              2011   0.963       0.909     1,700,612
                                                                              2010   0.783       0.963     2,059,397
                                                                              2009   0.632       0.783     2,314,290
                                                                              2008   1.053       0.632     2,550,701
                                                                              2007   1.069       1.053     2,426,368
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.190       2.397        35,040
                                                                              2015   2.267       2.190        40,317
                                                                              2014   2.139       2.267       119,221
                                                                              2013   1.554       2.139       215,214
                                                                              2012   1.338       1.554       154,536
                                                                              2011   1.378       1.338       222,535
                                                                              2010   1.112       1.378       230,492
                                                                              2009   0.846       1.112       121,466
                                                                              2008   1.406       0.846       100,188
                                                                              2007   1.288       1.406        70,814
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.718       2.203         1,625
                                                                              2015   1.891       1.718        24,147
                                                                              2014   1.844       1.891        22,381
                                                                              2013   1.413       1.844        54,418
                                                                              2012   1.247       1.413       113,265
                                                                              2011   1.416       1.247       189,679
                                                                              2010   1.209       1.416       211,197
                                                                              2009   0.956       1.209       202,757
                                                                              2008   1.305       0.956       190,483
                                                                              2007   1.345       1.305       189,754
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.697       1.854       263,805
                                                                              2015   2.010       1.697       324,939
                                                                              2014   2.195       2.010       461,931
                                                                              2013   2.357       2.195       635,342
                                                                              2012   2.024       2.357       680,849
                                                                              2011   2.541       2.024       768,536
                                                                              2010   2.098       2.541       860,220
                                                                              2009   1.267       2.098     1,024,717
                                                                              2008   2.775       1.267       927,847
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.815       0.774            --
                                                                              2008   1.451       0.815       288,699
                                                                              2007   1.323       1.451       286,118
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.302       1.302            --
                                                                              2015   1.302       1.302            --
                                                                              2014   1.302       1.302            --
                                                                              2013   1.228       1.302            --
                                                                              2012   1.025       1.228     2,587,108
                                                                              2011   1.123       1.025     2,702,413
                                                                              2010   1.077       1.123     2,763,170
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.520       1.592            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.051       2.176       112,819

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.004       2.051       167,661
                                                                               2014   1.800       2.004       206,058
                                                                               2013   1.369       1.800       219,122
                                                                               2012   1.232       1.369       278,509
                                                                               2011   1.254       1.232       387,771
                                                                               2010   1.137       1.254       412,655
                                                                               2009   0.974       1.137       459,696
                                                                               2008   1.586       0.974       403,580
                                                                               2007   1.578       1.586       325,365
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.202       1.283       227,799
                                                                               2015   1.252       1.202       236,950
                                                                               2014   1.216       1.252       236,986
                                                                               2013   0.958       1.216       237,036
                                                                               2012   0.838       0.958       258,169
                                                                               2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.204       1.548       552,554
                                                                               2015   1.299       1.204       607,109
                                                                               2014   1.304       1.299       705,944
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.695       1.646         3,116
                                                                               2015   1.761       1.695         3,118
                                                                               2014   1.932       1.761         3,119
                                                                               2013   1.653       1.932         3,121
                                                                               2012   1.446       1.653         9,256
                                                                               2011   1.653       1.446        11,295
                                                                               2010   1.515       1.653        21,757
                                                                               2009   1.175       1.515        25,038
                                                                               2008   2.081       1.175        42,358
                                                                               2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.049       1.136            --
                                                                               2012   1.018       1.049       103,174
                                                                               2011   1.096       1.018        73,728
                                                                               2010   0.911       1.096        57,416
                                                                               2009   0.680       0.911        60,092
                                                                               2008   1.125       0.680       124,923
                                                                               2007   1.273       1.125       102,279
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.829       1.641            --
                                                                               2015   1.966       1.829            --
                                                                               2014   1.987       1.966            --
                                                                               2013   1.458       1.987            --
                                                                               2012   1.362       1.458            --
                                                                               2011   1.494       1.362            --
                                                                               2010   1.154       1.494            --
                                                                               2009   0.749       1.154            --
                                                                               2008   1.355       0.749            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.336       1.312     1,831,272
                                                                               2015   1.312       1.336     2,018,493
                                                                               2014   1.311       1.312     2,542,217
                                                                               2013   1.053       1.311     3,025,550
                                                                               2012   0.887       1.053       957,847
                                                                               2011   0.988       0.887     1,007,519
                                                                               2010   0.870       0.988     1,125,074
                                                                               2009   0.635       0.870     1,201,839
                                                                               2008   1.091       0.635     1,465,288
                                                                               2007   1.048       1.091     1,893,492
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.339       1.379       734,771

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.407       1.339       844,102
                                                                          2014   1.392       1.407     1,030,048
                                                                          2013   1.561       1.392     1,910,265
                                                                          2012   1.458       1.561     2,414,563
                                                                          2011   1.335       1.458     2,338,860
                                                                          2010   1.261       1.335     2,529,965
                                                                          2009   1.088       1.261     2,520,001
                                                                          2008   1.189       1.088     2,636,780
                                                                          2007   1.126       1.189     2,649,679
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.489       1.497     1,648,591
                                                                          2015   1.520       1.489     2,079,386
                                                                          2014   1.489       1.520     3,043,278
                                                                          2013   1.550       1.489     4,336,901
                                                                          2012   1.448       1.550     5,550,238
                                                                          2011   1.432       1.448     5,726,968
                                                                          2010   1.352       1.432     6,358,710
                                                                          2009   1.217       1.352     7,219,847
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.909       1.917            --
                                                                          2015   1.947       1.909        18,587
                                                                          2014   1.788       1.947        90,473
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.777       1.819            --
                                                                          2015   1.838       1.777       629,257
                                                                          2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.350       1.533     1,045,898
                                                                          2015   1.429       1.350     1,384,008
                                                                          2014   1.288       1.429     1,881,531
                                                                          2013   0.982       1.288     2,503,009
                                                                          2012   0.850       0.982     2,964,658
                                                                          2011   0.904       0.850     3,320,592
                                                                          2010   0.788       0.904     3,641,553
                                                                          2009   0.680       0.788     4,240,403
                                                                          2008   1.090       0.680     4,537,287
                                                                          2007   1.073       1.090     5,132,859
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.800       2.047       493,304
                                                                          2015   1.904       1.800       524,337
                                                                          2014   1.750       1.904       633,940
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.289       1.301       270,524
                                                                          2015   1.310       1.289       349,716
                                                                          2014   1.251       1.310       434,558
                                                                          2013   1.289       1.251       613,928
                                                                          2012   1.225       1.289       985,032
                                                                          2011   1.175       1.225       994,987
                                                                          2010   1.109       1.175     1,033,972
                                                                          2009   1.035       1.109     1,064,724
                                                                          2008   1.096       1.035     1,133,497
                                                                          2007   1.054       1.096     1,319,097
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.710       1.677       188,741

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.642       1.710       205,278
                                                                                 2014   1.539       1.642       236,198
                                                                                 2013   1.171       1.539       414,118
                                                                                 2012   1.045       1.171       542,581
                                                                                 2011   1.171       1.045       567,123
                                                                                 2010   0.998       1.171       591,131
                                                                                 2009   0.795       0.998       586,936
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.318       1.294       777,429
                                                                                 2015   1.345       1.318       861,421
                                                                                 2014   1.373       1.345     1,245,965
                                                                                 2013   1.401       1.373     3,103,821
                                                                                 2012   1.431       1.401     2,486,475
                                                                                 2011   1.460       1.431     2,471,154
                                                                                 2010   1.480       1.460     2,180,803
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.739       0.729            --
                                                                                 2008   1.261       0.739            --
                                                                                 2007   1.289       1.261         1,889
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.715       0.745            --
                                                                                 2008   1.322       0.715       327,267
                                                                                 2007   1.298       1.322       360,815
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.135       1.248            --
                                                                                 2012   1.002       1.135       897,328
                                                                                 2011   1.091       1.002       932,789
                                                                                 2010   0.973       1.091     1,032,863
                                                                                 2009   0.816       0.973     1,173,794
                                                                                 2008   1.365       0.816     1,247,125
                                                                                 2007   1.339       1.365     1,293,697
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.994       2.057        66,510
                                                                                 2015   1.980       1.994        84,210
                                                                                 2014   1.820       1.980        85,871
                                                                                 2013   1.401       1.820        90,538
                                                                                 2012   1.290       1.401        91,624
                                                                                 2011   1.359       1.290        91,877
                                                                                 2010   1.204       1.359       103,831
                                                                                 2009   0.824       1.204       111,777
                                                                                 2008   1.550       0.824       106,218
                                                                                 2007   1.314       1.550        80,134
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.352       2.308        31,445
                                                                                 2015   2.167       2.352        33,060
                                                                                 2014   2.028       2.167        34,643
                                                                                 2013   1.511       2.028        36,265
                                                                                 2012   1.332       1.511        46,341
                                                                                 2011   1.353       1.332        72,639
                                                                                 2010   1.237       1.353        75,590
                                                                                 2009   0.902       1.237        84,323
                                                                                 2008   1.364       0.902        79,267
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.787       1.814         7,835
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.681       1.763     1,095,137
                                                                                 2015   1.679       1.681     1,238,313
                                                                                 2014   1.553       1.679     1,830,983
                                                                                 2013   1.189       1.553     2,842,080
                                                                                 2012   1.078       1.189     3,371,350
                                                                                 2011   1.222       1.078     3,761,606
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.911       0.986            --
                                                                                 2010   0.804       0.911       245,228
                                                                                 2009   0.624       0.804       274,953
                                                                                 2008   1.069       0.624       115,264
                                                                                 2007   1.057       1.069        23,429
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.265       1.296       520,885

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.299       1.265       607,705
                                                                     2014   1.269       1.299       646,373
                                                                     2013   1.242       1.269       695,467
                                                                     2012   1.161       1.242       855,261
                                                                     2011   1.148       1.161       344,748
                                                                     2010   1.065       1.148       319,474
                                                                     2009   0.902       1.065       287,644
                                                                     2008   1.075       0.902       316,451
                                                                     2007   1.040       1.075            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.278       1.329       615,679
                                                                     2015   1.319       1.278       809,709
                                                                     2014   1.283       1.319       854,144
                                                                     2013   1.181       1.283     1,149,511
                                                                     2012   1.081       1.181     1,360,337
                                                                     2011   1.092       1.081       841,382
                                                                     2010   1.000       1.092       578,184
                                                                     2009   0.825       1.000       413,902
                                                                     2008   1.074       0.825       291,625
                                                                     2007   1.046       1.074       112,150
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.274       1.337     1,499,257
                                                                     2015   1.317       1.274     1,483,723
                                                                     2014   1.280       1.317     2,492,343
                                                                     2013   1.107       1.280     3,379,071
                                                                     2012   0.998       1.107     3,821,361
                                                                     2011   1.033       0.998     3,571,445
                                                                     2010   0.931       1.033     3,577,364
                                                                     2009   0.751       0.931     3,581,028
                                                                     2008   1.075       0.751     2,952,280
                                                                     2007   1.051       1.075     1,974,991
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.251       1.325       444,049
                                                                     2015   1.299       1.251       453,586
                                                                     2014   1.260       1.299     1,349,781
                                                                     2013   1.034       1.260     1,736,353
                                                                     2012   0.915       1.034     1,721,734
                                                                     2011   0.971       0.915     1,676,867
                                                                     2010   0.864       0.971     1,571,010
                                                                     2009   0.683       0.864     1,651,481
                                                                     2008   1.074       0.683     1,643,214
                                                                     2007   1.056       1.074     2,045,451
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.947       2.125       238,387
                                                                     2015   1.969       1.947       270,190
                                                                     2014   1.777       1.969       317,292
                                                                     2013   1.377       1.777       400,903
                                                                     2012   1.218       1.377       442,814
                                                                     2011   1.223       1.218       453,088
                                                                     2010   1.091       1.223       476,246
                                                                     2009   0.889       1.091       618,748
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.668       1.781     1,022,447
                                                                     2015   1.708       1.668     1,165,931
                                                                     2014   1.608       1.708     1,325,721
                                                                     2013   1.382       1.608     1,648,055
                                                                     2012   1.267       1.382     2,497,551
                                                                     2011   1.265       1.267     2,848,616
                                                                     2010   1.176       1.265     2,969,977
                                                                     2009   1.014       1.176     3,064,012
                                                                     2008   1.332       1.014     3,692,479
                                                                     2007   1.305       1.332     4,032,328
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.202       2.468            --
                                                                     2015   2.251       2.202            --
                                                                     2014   2.074       2.251            --
                                                                     2013   1.559       2.074            --
                                                                     2012   1.365       1.559            --
                                                                     2011   1.381       1.365            --
                                                                     2010   1.265       1.381            --
                                                                     2009   1.069       1.265            --
                                                                     2008   1.461       1.069            --
                                                                     2007   1.385       1.461     1,305,982
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........... 2016   1.205       1.398            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.225
                                                                                           2014   1.254
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.830
                                                                                           2015   1.690
                                                                                           2014   1.585
                                                                                           2013   1.166
                                                                                           2012   1.003
                                                                                           2011   1.038
                                                                                           2010   0.907
                                                                                           2009   0.647
                                                                                           2008   1.139
                                                                                           2007   1.066
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.361
                                                                                           2015   1.418
                                                                                           2014   1.374
                                                                                           2013   1.391
                                                                                           2012   1.276
                                                                                           2011   1.263
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.176
                                                                                           2008   1.145
                                                                                           2007   1.075
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.467
                                                                                           2007   1.357
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.849
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.842



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.205            --
                                                                                           1.225            --
                                                                                           1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.820        44,451
                                                                                           1.830        47,022
                                                                                           1.690        49,601
                                                                                           1.585       289,770
                                                                                           1.166       293,357
                                                                                           1.003       300,060
                                                                                           1.038       341,269
                                                                                           0.907       505,914
                                                                                           0.647       464,039
                                                                                           1.139       498,844
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.444       131,637
                                                                                           1.361       108,782
                                                                                           1.418       233,961
                                                                                           1.374       351,811
                                                                                           1.391       446,479
                                                                                           1.276       494,176
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.122            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.213            --
                                                                                           1.176     6,768,225
                                                                                           1.145     6,365,422
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.815            --
                                                                                           1.467            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.998            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.965            --





                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.076       1.151            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.425       0.712            --
                                                                       2007   1.244       1.425            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............ 2016   2.555       2.517        59,571
                                                                       2015   2.440       2.555        72,542
                                                                       2014   2.435       2.440        77,380
                                                                       2013   1.925       2.435        80,817
                                                                       2012   1.604       1.925        88,485
                                                                       2011   1.798       1.604        92,916
                                                                       2010   1.643       1.798        96,705
                                                                       2009   1.179       1.643       112,622
                                                                       2008   1.955       1.179       117,613
                                                                       2007   1.738       1.955       124,866
 American Funds Growth Subaccount (Class 2) (11/99)................... 2016   2.281       2.445        99,163
                                                                       2015   2.180       2.281       108,798
                                                                       2014   2.051       2.180       115,576
                                                                       2013   1.610       2.051       119,109
                                                                       2012   1.395       1.610       127,080
                                                                       2011   1.488       1.395       147,108
                                                                       2010   1.281       1.488       151,750
                                                                       2009   0.938       1.281       171,580
                                                                       2008   1.710       0.938       177,913
                                                                       2007   1.554       1.710       181,992

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.979       2.161        61,725
                                                                              2015   1.992       1.979        72,631
                                                                              2014   1.838       1.992        99,583
                                                                              2013   1.406       1.838       104,252
                                                                              2012   1.223       1.406       122,223
                                                                              2011   1.272       1.223       135,564
                                                                              2010   1.165       1.272       141,397
                                                                              2009   0.907       1.165       162,927
                                                                              2008   1.490       0.907       170,099
                                                                              2007   1.449       1.490       168,927
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.385       2.521        22,973
                                                                              2015   2.423       2.385        22,448
                                                                              2014   2.213       2.423        34,696
                                                                              2013   1.723       2.213        34,667
                                                                              2012   1.513       1.723        34,486
                                                                              2011   1.587       1.513        34,907
                                                                              2010   1.384       1.587        34,776
                                                                              2009   1.042       1.384        50,893
                                                                              2008   1.854       1.042        49,780
                                                                              2007   1.611       1.854        40,601
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.789       3.056         9,702
                                                                              2015   2.895       2.789        12,288
                                                                              2014   2.788       2.895        11,962
                                                                              2013   2.096       2.788        11,614
                                                                              2012   1.868       2.096        16,791
                                                                              2011   2.140       1.868        31,466
                                                                              2010   1.700       2.140        28,133
                                                                              2009   1.242       1.700        27,593
                                                                              2008   2.101       1.242        26,698
                                                                              2007   1.860       2.101        25,939
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.431       1.597        16,566
                                                                              2015   1.572       1.431        16,566
                                                                              2014   1.534       1.572        16,566
                                                                              2013   1.375       1.534        16,566
                                                                              2012   1.247       1.375        16,566
                                                                              2011   1.243       1.247        16,566
                                                                              2010   1.127       1.243        16,566
                                                                              2009   0.849       1.127        32,123
                                                                              2008   1.232       0.849        32,130
                                                                              2007   1.213       1.232        27,944
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.103       2.145           560
                                                                              2015   2.206       2.103           622
                                                                              2014   2.096       2.206           701
                                                                              2013   1.549       2.096           777
                                                                              2012   1.428       1.549           865
                                                                              2011   1.532       1.428           966
                                                                              2010   1.226       1.532         1,177
                                                                              2009   0.872       1.226         7,797
                                                                              2008   1.548       0.872         7,810
                                                                              2007   1.422       1.548         7,822
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.044       2.764            --
                                                                              2007   2.414       3.044        11,369
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2016   1.599       1.679         7,774
                                                                              2015   1.747       1.599         7,774
                                                                              2014   2.007       1.747         7,774
                                                                              2013   1.667       2.007         7,774
                                                                              2012   1.440       1.667         8,643
                                                                              2011   1.646       1.440         9,609
                                                                              2010   1.550       1.646        10,555
                                                                              2009   1.155       1.550        11,742
                                                                              2008   1.979       1.155        13,367
                                                                              2007   1.750       1.979        13,723
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2016   2.975       3.266         4,940

                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2015   2.928       2.975        4,940
                                                                                    2014   2.664       2.928        4,940
                                                                                    2013   2.060       2.664        4,940
                                                                                    2012   1.799       2.060        5,493
                                                                                    2011   1.868       1.799        6,107
                                                                                    2010   1.519       1.868        6,708
                                                                                    2009   1.074       1.519        7,462
                                                                                    2008   1.954       1.074        8,495
                                                                                    2007   1.639       1.954        9,373
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)......................... 2007   1.269       1.349           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)..................... 2010   1.012       1.070           --
                                                                                    2009   0.855       1.012       45,930
                                                                                    2008   1.488       0.855       45,978
                                                                                    2007   1.449       1.488       49,125
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)........ 2016   2.551       2.528       10,604
                                                                                    2015   2.651       2.551       10,604
                                                                                    2014   2.249       2.651       10,604
                                                                                    2013   1.554       2.249       10,604
                                                                                    2012   1.337       1.554       15,171
                                                                                    2011   1.332       1.337       16,910
                                                                                    2010   1.088       1.332       26,028
                                                                                    2009   0.826       1.088       28,144
                                                                                    2008   1.415       0.826       30,922
                                                                                    2007   1.424       1.415       13,661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)............ 2014   1.732       1.738           --
                                                                                    2013   1.338       1.732        3,830
                                                                                    2012   1.189       1.338        4,047
                                                                                    2011   1.294       1.189       34,751
                                                                                    2010   1.134       1.294       35,941
                                                                                    2009   0.895       1.134       43,984
                                                                                    2008   1.441       0.895       45,520
                                                                                    2007   1.453       1.441       46,876
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   2.083       2.239        1,378
                                                                                    2015   2.094       2.083        1,453
                                                                                    2014   1.926       2.094       20,608
                                                                                    2013   1.513       1.926       21,458
                                                                                    2012   1.333       1.513       22,235
                                                                                    2011   1.327       1.333       24,094
                                                                                    2010   1.203       1.327       25,212
                                                                                    2009   1.006       1.203       25,339
                                                                                    2008   1.453       1.006       12,520
                                                                                    2007   1.369       1.453       12,657
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.928       0.912           --
                                                                                    2008   1.343       0.928       14,076
                                                                                    2007   1.347       1.343       14,076
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.157       1.220           --
                                                                                    2010   1.049       1.157       27,583
                                                                                    2009   0.764       1.049       39,695
                                                                                    2008   1.348       0.764       39,774
                                                                                    2007   1.352       1.348       39,839
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.201       1.303           --
                                                                                    2010   1.096       1.201           --
                                                                                    2009   0.917       1.096           --
                                                                                    2008   1.312       0.917           --
                                                                                    2007   1.258       1.312           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.830       2.060           --
                                                                                    2015   1.953       1.830           --
                                                                                    2014   1.755       1.953           --
                                                                                    2013   1.423       1.755           --
                                                                                    2012   1.273       1.423           --
                                                                                    2011   1.299       1.273           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.615       1.815       98,175

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.726
                                                                                           2014   1.553
                                                                                           2013   1.262
                                                                                           2012   1.130
                                                                                           2011   1.071
                                                                                           2010   0.976
                                                                                           2009   0.813
                                                                                           2008   1.276
                                                                                           2007   1.237
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2016   2.137
                                                                                           2015   1.987
                                                                                           2014   1.780
                                                                                           2013   1.319
                                                                                           2012   1.119
                                                                                           2011   1.151
                                                                                           2010   1.070
                                                                                           2009   0.767
                                                                                           2008   1.250
                                                                                           2007   1.212
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2016   1.984
                                                                                           2015   2.086
                                                                                           2014   1.907
                                                                                           2013   1.471
                                                                                           2012   1.290
                                                                                           2011   1.255
                                                                                           2010   1.171
                                                                                           2009   0.960
                                                                                           2008   1.523
                                                                                           2007   1.498
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2016   2.458
                                                                                           2015   2.454
                                                                                           2014   2.318
                                                                                           2013   1.723
                                                                                           2012   1.493
                                                                                           2011   1.587
                                                                                           2010   1.322
                                                                                           2009   0.993
                                                                                           2008   1.567
                                                                                           2007   1.494
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2016   2.703
                                                                                           2015   2.887
                                                                                           2014   2.832
                                                                                           2013   1.967
                                                                                           2012   1.682
                                                                                           2011   1.694
                                                                                           2010   1.382
                                                                                           2009   0.989
                                                                                           2008   1.703
                                                                                           2007   1.581
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.882
                                                                                           2008   1.442
                                                                                           2007   1.403
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.348
                                                                                           2010   1.327
                                                                                           2009   1.054
                                                                                           2008   1.902
                                                                                           2007   1.826
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.308
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   1.875



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.615        98,175
                                                                                           1.726       147,395
                                                                                           1.553       149,426
                                                                                           1.262       151,520
                                                                                           1.130       155,332
                                                                                           1.071       158,091
                                                                                           0.976       171,975
                                                                                           0.813       173,775
                                                                                           1.276       454,854
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2.247         3,555
                                                                                           2.137         3,748
                                                                                           1.987         3,942
                                                                                           1.780         4,147
                                                                                           1.319         4,382
                                                                                           1.119         4,665
                                                                                           1.151         4,965
                                                                                           1.070         5,294
                                                                                           0.767         5,703
                                                                                           1.250         6,057
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.195            --
                                                                                           1.984            --
                                                                                           2.086            --
                                                                                           1.907            --
                                                                                           1.471            --
                                                                                           1.290            --
                                                                                           1.255            --
                                                                                           1.171            --
                                                                                           0.960            --
                                                                                           1.523            --
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99)......................... 2.632         3,209
                                                                                           2.458         7,675
                                                                                           2.454         8,025
                                                                                           2.318         8,434
                                                                                           1.723         8,900
                                                                                           1.493         9,455
                                                                                           1.587        10,039
                                                                                           1.322        10,675
                                                                                           0.993        11,468
                                                                                           1.567        12,190
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.800         2,698
                                                                                           2.703         2,698
                                                                                           2.887         2,698
                                                                                           2.832         2,698
                                                                                           1.967         3,000
                                                                                           1.682         3,335
                                                                                           1.694         3,663
                                                                                           1.382         4,075
                                                                                           0.989         4,639
                                                                                           1.703         9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.858            --
                                                                                           0.882        36,176
                                                                                           1.442        36,176
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.167            --
                                                                                           1.348            --
                                                                                           1.327            --
                                                                                           1.054            --
                                                                                           1.902            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.327            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 1.919         2,052

                                  VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   1.892       1.875         2,163
                                                                                      2014   1.938       1.892         6,540
                                                                                      2013   1.813       1.938         6,831
                                                                                      2012   1.571       1.813        15,897
                                                                                      2011   1.566       1.571        17,364
                                                                                      2010   1.371       1.566         8,071
                                                                                      2009   0.876       1.371         8,261
                                                                                      2008   1.277       0.876         8,497
                                                                                      2007   1.300       1.277         8,701
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.951       0.938            --
                                                                                      2010   0.889       0.951        20,288
                                                                                      2009   0.773       0.889        20,292
                                                                                      2008   1.002       0.773        20,296
                                                                                      2007   1.010       1.002        20,300
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.235       1.257            --
                                                                                      2010   1.131       1.235            --
                                                                                      2009   0.968       1.131            --
                                                                                      2008   1.144       0.968            --
                                                                                      2007   1.145       1.144            --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.026       1.019            --
                                                                                      2009   1.045       1.026       107,809
                                                                                      2008   1.040       1.045       107,814
                                                                                      2007   1.013       1.040       107,819
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.462       1.532            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.501       1.575            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.587       1.691            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.461       1.515            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.635       1.799            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.097       1.087            --
                                                                                      2015   1.135       1.097            --
                                                                                      2014   1.019       1.135            --
                                                                                      2013   1.003       1.019            --
                                                                                      2012   0.811       1.003            --
                                                                                      2011   0.875       0.811            --
                                                                                      2010   0.768       0.875            --
                                                                                      2009   0.581       0.768            --
                                                                                      2008   1.014       0.581            --
                                                                                      2007   1.216       1.014            --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.366       2.460            --
                                                                                      2013   1.871       2.366            --
                                                                                      2012   1.556       1.871            --
                                                                                      2011   1.715       1.556            --
                                                                                      2010   1.596       1.715            --
                                                                                      2009   1.138       1.596            --
                                                                                      2008   1.999       1.138            --
                                                                                      2007   1.565       1.999            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2016   2.591       2.613            --
                                                                                      2015   2.751       2.591            --
                                                                                      2014   2.453       2.751            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2016   2.061       2.188            --
                                                                                      2015   2.199       2.061            --
                                                                                      2014   2.377       2.199            --
                                                                                      2013   1.856       2.377            --
                                                                                      2012   1.464       1.856            --
                                                                                      2011   1.738       1.464            --
                                                                                      2010   1.521       1.738            --
                                                                                      2009   0.999       1.521            --
                                                                                      2008   1.722       0.999            --
                                                                                      2007   1.773       1.722            --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.242       1.405       36,028
                                                                              2015   1.394       1.242       36,034
                                                                              2014   1.298       1.394       36,040
                                                                              2013   1.018       1.298       36,046
                                                                              2012   0.906       1.018       36,603
                                                                              2011   0.961       0.906       37,222
                                                                              2010   0.782       0.961       63,236
                                                                              2009   0.631       0.782       64,009
                                                                              2008   1.052       0.631       65,062
                                                                              2007   1.068       1.052       90,378
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.178       2.383           --
                                                                              2015   2.257       2.178           --
                                                                              2014   2.130       2.257           --
                                                                              2013   1.548       2.130           --
                                                                              2012   1.334       1.548           --
                                                                              2011   1.374       1.334           --
                                                                              2010   1.109       1.374           --
                                                                              2009   0.844       1.109           --
                                                                              2008   1.404       0.844           --
                                                                              2007   1.287       1.404           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.709       2.190           --
                                                                              2015   1.882       1.709           --
                                                                              2014   1.836       1.882           --
                                                                              2013   1.407       1.836           --
                                                                              2012   1.243       1.407           --
                                                                              2011   1.412       1.243           --
                                                                              2010   1.206       1.412           --
                                                                              2009   0.954       1.206           --
                                                                              2008   1.303       0.954           --
                                                                              2007   1.344       1.303           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.687       1.841        3,658
                                                                              2015   1.998       1.687        8,311
                                                                              2014   2.183       1.998        8,401
                                                                              2013   2.346       2.183        8,513
                                                                              2012   2.016       2.346        9,050
                                                                              2011   2.532       2.016        9,655
                                                                              2010   2.091       2.532        7,682
                                                                              2009   1.264       2.091        8,406
                                                                              2008   2.768       1.264        9,378
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.813       0.771           --
                                                                              2008   1.448       0.813           --
                                                                              2007   1.321       1.448           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.296       1.296           --
                                                                              2015   1.296       1.296           --
                                                                              2014   1.296       1.296           --
                                                                              2013   1.222       1.296           --
                                                                              2012   1.021       1.222       29,958
                                                                              2011   1.119       1.021       35,235
                                                                              2010   1.073       1.119       36,911
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.518       1.589           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.038       2.161           --
                                                                              2015   1.992       2.038           --
                                                                              2014   1.791       1.992           --
                                                                              2013   1.363       1.791           --
                                                                              2012   1.226       1.363           --
                                                                              2011   1.250       1.226           --
                                                                              2010   1.134       1.250           --
                                                                              2009   0.971       1.134           --
                                                                              2008   1.582       0.971           --
                                                                              2007   1.576       1.582           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.196       1.276           --
                                                                              2015   1.246       1.196           --
                                                                              2014   1.211       1.246           --
                                                                              2013   0.955       1.211           --
                                                                              2012   0.836       0.955           --
                                                                              2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.198       1.540       15,032

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.294       1.198        15,037
                                                                               2014   1.299       1.294        15,042
                                                                               2013   1.001       1.299        15,047
                                                                               2012   0.867       1.001        15,558
                                                                               2011   0.973       0.867        49,754
                                                                               2010   0.828       0.973        50,310
                                                                               2009   0.669       0.828        51,006
                                                                               2008   0.974       0.669        51,956
                                                                               2007   1.025       0.974        56,670
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.684       1.635            --
                                                                               2015   1.751       1.684            --
                                                                               2014   1.922       1.751            --
                                                                               2013   1.645       1.922            --
                                                                               2012   1.440       1.645            --
                                                                               2011   1.647       1.440            --
                                                                               2010   1.510       1.647            --
                                                                               2009   1.172       1.510            --
                                                                               2008   2.077       1.172            --
                                                                               2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.045       1.131            --
                                                                               2012   1.014       1.045            --
                                                                               2011   1.093       1.014            --
                                                                               2010   0.909       1.093            --
                                                                               2009   0.679       0.909            --
                                                                               2008   1.123       0.679            --
                                                                               2007   1.272       1.123            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.818       1.630            --
                                                                               2015   1.955       1.818            --
                                                                               2014   1.976       1.955            --
                                                                               2013   1.452       1.976            --
                                                                               2012   1.357       1.452            --
                                                                               2011   1.488       1.357            --
                                                                               2010   1.151       1.488            --
                                                                               2009   0.747       1.151            --
                                                                               2008   1.351       0.747            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.329       1.305            --
                                                                               2015   1.306       1.329            --
                                                                               2014   1.306       1.306            --
                                                                               2013   1.049       1.306            --
                                                                               2012   0.884       1.049            --
                                                                               2011   0.986       0.884            --
                                                                               2010   0.869       0.986            --
                                                                               2009   0.634       0.869            --
                                                                               2008   1.090       0.634            --
                                                                               2007   1.047       1.090            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.330       1.370         3,425
                                                                               2015   1.399       1.330         3,427
                                                                               2014   1.385       1.399         3,429
                                                                               2013   1.554       1.385         3,430
                                                                               2012   1.452       1.554         3,432
                                                                               2011   1.330       1.452        20,006
                                                                               2010   1.257       1.330        21,028
                                                                               2009   1.085       1.257        22,137
                                                                               2008   1.186       1.085        23,424
                                                                               2007   1.124       1.186        24,961
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.480       1.487        45,779
                                                                               2015   1.512       1.480        51,788
                                                                               2014   1.482       1.512        56,445
                                                                               2013   1.543       1.482        58,334
                                                                               2012   1.442       1.543       132,670
                                                                               2011   1.427       1.442        85,829
                                                                               2010   1.347       1.427        90,813
                                                                               2009   1.213       1.347       103,257
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.897       1.905            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.936       1.897           --
                                                                          2014   1.779       1.936           --
                                                                          2013   1.365       1.779           --
                                                                          2012   1.261       1.365           --
                                                                          2011   1.349       1.261           --
                                                                          2010   1.185       1.349           --
                                                                          2009   0.977       1.185           --
                                                                          2008   1.485       0.977           --
                                                                          2007   1.445       1.485           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.167       1.286           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.766       1.808           --
                                                                          2015   1.828       1.766        3,251
                                                                          2014   1.785       1.828        9,374
                                                                          2013   1.795       1.785        9,551
                                                                          2012   1.642       1.795        9,711
                                                                          2011   1.618       1.642       10,112
                                                                          2010   1.473       1.618       10,343
                                                                          2009   1.130       1.473       10,348
                                                                          2008   1.293       1.130       10,353
                                                                          2007   1.239       1.293       10,731
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.343       1.525       14,033
                                                                          2015   1.423       1.343       14,039
                                                                          2014   1.283       1.423       19,262
                                                                          2013   0.979       1.283       19,479
                                                                          2012   0.848       0.979       31,538
                                                                          2011   0.902       0.848       41,517
                                                                          2010   0.787       0.902       67,894
                                                                          2009   0.679       0.787       67,917
                                                                          2008   1.089       0.679       67,941
                                                                          2007   1.072       1.089       81,988
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.789       2.033        3,283
                                                                          2015   1.893       1.789        3,462
                                                                          2014   1.741       1.893        3,640
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.281       1.292           --
                                                                          2015   1.303       1.281           --
                                                                          2014   1.244       1.303        2,930
                                                                          2013   1.283       1.244        2,933
                                                                          2012   1.220       1.283        2,936
                                                                          2011   1.171       1.220        2,940
                                                                          2010   1.105       1.171        7,544
                                                                          2009   1.033       1.105        7,550
                                                                          2008   1.094       1.033        7,557
                                                                          2007   1.052       1.094        8,160
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.700       1.666           --
                                                                          2015   1.633       1.700           --
                                                                          2014   1.531       1.633           --
                                                                          2013   1.165       1.531           --
                                                                          2012   1.041       1.165           --
                                                                          2011   1.167       1.041           --
                                                                          2010   0.995       1.167           --
                                                                          2009   0.792       0.995           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.310       1.285           --
                                                                          2015   1.338       1.310           --
                                                                          2014   1.366       1.338        4,539
                                                                          2013   1.395       1.366        4,544
                                                                          2012   1.425       1.395        4,549
                                                                          2011   1.455       1.425       76,435
                                                                          2010   1.475       1.455       74,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.737       0.727           --
                                                                          2008   1.259       0.737           --
                                                                          2007   1.287       1.259           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.713       0.743           --
                                                                          2008   1.319       0.713           --
                                                                          2007   1.296       1.319           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.130       1.242           --

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2012   0.998       1.130           --
                                                                                 2011   1.087       0.998           --
                                                                                 2010   0.970       1.087       19,602
                                                                                 2009   0.814       0.970       26,542
                                                                                 2008   1.362       0.814       26,560
                                                                                 2007   1.337       1.362       29,123
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.982       2.043           --
                                                                                 2015   1.969       1.982           --
                                                                                 2014   1.811       1.969           --
                                                                                 2013   1.394       1.811           --
                                                                                 2012   1.284       1.394           --
                                                                                 2011   1.354       1.284           --
                                                                                 2010   1.201       1.354           --
                                                                                 2009   0.822       1.201           --
                                                                                 2008   1.546       0.822           --
                                                                                 2007   1.312       1.546           --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.338       2.293           --
                                                                                 2015   2.155       2.338           --
                                                                                 2014   2.018       2.155           --
                                                                                 2013   1.504       2.018           --
                                                                                 2012   1.327       1.504           --
                                                                                 2011   1.348       1.327           --
                                                                                 2010   1.233       1.348           --
                                                                                 2009   0.900       1.233           --
                                                                                 2008   1.361       0.900           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.776       1.802           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.670       1.751       11,202
                                                                                 2015   1.670       1.670       11,225
                                                                                 2014   1.545       1.670       11,250
                                                                                 2013   1.183       1.545       11,275
                                                                                 2012   1.073       1.183       11,303
                                                                                 2011   1.218       1.073       11,338
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.909       0.983           --
                                                                                 2010   0.802       0.909           --
                                                                                 2009   0.623       0.802           --
                                                                                 2008   1.068       0.623           --
                                                                                 2007   1.057       1.068           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.259       1.289           --
                                                                                 2015   1.293       1.259           --
                                                                                 2014   1.264       1.293           --
                                                                                 2013   1.238       1.264           --
                                                                                 2012   1.158       1.238           --
                                                                                 2011   1.145       1.158           --
                                                                                 2010   1.063       1.145           --
                                                                                 2009   0.900       1.063           --
                                                                                 2008   1.074       0.900           --
                                                                                 2007   1.039       1.074           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.272       1.322           --
                                                                                 2015   1.313       1.272           --
                                                                                 2014   1.278       1.313           --
                                                                                 2013   1.177       1.278           --
                                                                                 2012   1.078       1.177           --
                                                                                 2011   1.090       1.078           --
                                                                                 2010   0.998       1.090           --
                                                                                 2009   0.824       0.998           --
                                                                                 2008   1.073       0.824           --
                                                                                 2007   1.046       1.073           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.268       1.330           --
                                                                                 2015   1.311       1.268           --
                                                                                 2014   1.275       1.311           --
                                                                                 2013   1.103       1.275           --
                                                                                 2012   0.995       1.103           --
                                                                                 2011   1.030       0.995           --
                                                                                 2010   0.930       1.030           --
                                                                                 2009   0.750       0.930           --
                                                                                 2008   1.074       0.750           --
                                                                                 2007   1.051       1.074           --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.245
                                                                                           2015   1.293
                                                                                           2014   1.255
                                                                                           2013   1.031
                                                                                           2012   0.913
                                                                                           2011   0.968
                                                                                           2010   0.862
                                                                                           2009   0.682
                                                                                           2008   1.074
                                                                                           2007   1.056
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   1.935
                                                                                           2015   1.958
                                                                                           2014   1.768
                                                                                           2013   1.371
                                                                                           2012   1.213
                                                                                           2011   1.219
                                                                                           2010   1.087
                                                                                           2009   0.887
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.657
                                                                                           2015   1.699
                                                                                           2014   1.600
                                                                                           2013   1.376
                                                                                           2012   1.262
                                                                                           2011   1.261
                                                                                           2010   1.172
                                                                                           2009   1.011
                                                                                           2008   1.329
                                                                                           2007   1.303
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.183
                                                                                           2015   2.233
                                                                                           2014   2.058
                                                                                           2013   1.548
                                                                                           2012   1.356
                                                                                           2011   1.373
                                                                                           2010   1.258
                                                                                           2009   1.063
                                                                                           2008   1.458
                                                                                           2007   1.384
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.821
                                                                                           2015   1.683
                                                                                           2014   1.579
                                                                                           2013   1.162
                                                                                           2012   1.000
                                                                                           2011   1.035
                                                                                           2010   0.906
                                                                                           2009   0.647
                                                                                           2008   1.138
                                                                                           2007   1.065
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.353
                                                                                           2015   1.410
                                                                                           2014   1.367
                                                                                           2013   1.385
                                                                                           2012   1.271
                                                                                           2011   1.258
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.099
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.173
                                                                                           2008   1.143
                                                                                           2007   1.073
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.463
                                                                                           2007   1.355
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.845
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.839



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.318            --
                                                                                           1.245            --
                                                                                           1.293        17,106
                                                                                           1.255        17,121
                                                                                           1.031        17,138
                                                                                           0.913        17,158
                                                                                           0.968        17,179
                                                                                           0.862        17,203
                                                                                           0.682        17,227
                                                                                           1.074        17,248
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2.110        36,176
                                                                                           1.935        36,176
                                                                                           1.958        36,176
                                                                                           1.768        36,176
                                                                                           1.371        36,176
                                                                                           1.213        36,176
                                                                                           1.219        36,176
                                                                                           1.087        36,176
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.769            --
                                                                                           1.657            --
                                                                                           1.699         6,927
                                                                                           1.600         6,933
                                                                                           1.376        53,208
                                                                                           1.262        45,644
                                                                                           1.261        46,622
                                                                                           1.172        62,555
                                                                                           1.011        63,793
                                                                                           1.329        60,104
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.445            --
                                                                                           2.183            --
                                                                                           2.233            --
                                                                                           2.058            --
                                                                                           1.548            --
                                                                                           1.356            --
                                                                                           1.373            --
                                                                                           1.258            --
                                                                                           1.063            --
                                                                                           1.458         2,560
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.811            --
                                                                                           1.821            --
                                                                                           1.683            --
                                                                                           1.579            --
                                                                                           1.162            --
                                                                                           1.000            --
                                                                                           1.035            --
                                                                                           0.906            --
                                                                                           0.647            --
                                                                                           1.138            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.435            --
                                                                                           1.353            --
                                                                                           1.410            --
                                                                                           1.367            --
                                                                                           1.385            --
                                                                                           1.271            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.120            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.210            --
                                                                                           1.173       103,283
                                                                                           1.143        89,883
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.813            --
                                                                                           1.463            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.995            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.961            --

                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.076       1.149            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.521       0.759            --
                                                                            2007   1.330       1.521        23,206
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.770       2.726        50,897
                                                                            2015   2.648       2.770        53,641
                                                                            2014   2.645       2.648        56,355
                                                                            2013   2.093       2.645        88,375
                                                                            2012   1.746       2.093        98,323
                                                                            2011   1.959       1.746       114,690
                                                                            2010   1.792       1.959       258,486
                                                                            2009   1.287       1.792       274,841
                                                                            2008   2.136       1.287       311,801
                                                                            2007   1.902       2.136       303,288
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.522       2.701       235,001
                                                                            2015   2.412       2.522       233,128
                                                                            2014   2.272       2.412       258,679
                                                                            2013   1.785       2.272       391,815
                                                                            2012   1.548       1.785       468,546
                                                                            2011   1.654       1.548       524,654
                                                                            2010   1.424       1.654       723,162
                                                                            2009   1.044       1.424       756,717
                                                                            2008   1.905       1.044       769,586
                                                                            2007   1.734       1.905       780,739
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.145       2.340       230,674
                                                                            2015   2.161       2.145       223,422
                                                                            2014   1.997       2.161       249,695
                                                                            2013   1.529       1.997       289,046
                                                                            2012   1.331       1.529       325,755
                                                                            2011   1.386       1.331       656,284
                                                                            2010   1.271       1.386       772,633
                                                                            2009   0.990       1.271       808,960
                                                                            2008   1.629       0.990       974,095
                                                                            2007   1.585       1.629     1,042,503
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.572       2.715        40,199
                                                                            2015   2.615       2.572        47,611
                                                                            2014   2.390       2.615        55,420
                                                                            2013   1.863       2.390        63,735
                                                                            2012   1.638       1.863       121,314
                                                                            2011   1.719       1.638       132,432
                                                                            2010   1.501       1.719       143,961
                                                                            2009   1.131       1.501       186,243
                                                                            2008   2.015       1.131       200,500
                                                                            2007   1.753       2.015       190,710
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   3.068       3.359        32,161
                                                                            2015   3.188       3.068        34,518
                                                                            2014   3.074       3.188        39,681
                                                                            2013   2.312       3.074        64,087
                                                                            2012   2.064       2.312        76,288
                                                                            2011   2.366       2.064        76,978
                                                                            2010   1.881       2.366        79,192
                                                                            2009   1.376       1.881        86,856
                                                                            2008   2.330       1.376        79,036
                                                                            2007   2.065       2.330        97,311
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05).................... 2016   1.415       1.579         1,743
                                                                            2015   1.557       1.415         1,744
                                                                            2014   1.521       1.557         6,976
                                                                            2013   1.365       1.521         6,980
                                                                            2012   1.238       1.365       126,824
                                                                            2011   1.236       1.238       133,914
                                                                            2010   1.122       1.236       195,950
                                                                            2009   0.846       1.122       205,798
                                                                            2008   1.229       0.846       232,450
                                                                            2007   1.211       1.229       281,444

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   2.266       2.309         5,112
                                                                                   2015   2.380       2.266         6,112
                                                                                   2014   2.263       2.380         7,468
                                                                                   2013   1.675       2.263         9,667
                                                                                   2012   1.545       1.675        28,933
                                                                                   2011   1.659       1.545        31,626
                                                                                   2010   1.329       1.659        34,766
                                                                                   2009   0.946       1.329        36,512
                                                                                   2008   1.682       0.946        40,308
                                                                                   2007   1.546       1.682        63,398
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.458       3.140            --
                                                                                   2007   2.745       3.458        90,456
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.719       1.803        19,272
                                                                                   2015   1.880       1.719        25,914
                                                                                   2014   2.162       1.880        24,269
                                                                                   2013   1.797       2.162        31,854
                                                                                   2012   1.554       1.797        48,362
                                                                                   2011   1.778       1.554        55,062
                                                                                   2010   1.676       1.778        74,641
                                                                                   2009   1.251       1.676       111,002
                                                                                   2008   2.144       1.251       113,039
                                                                                   2007   1.899       2.144       146,322
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.336       3.658         8,395
                                                                                   2015   3.286       3.336         8,395
                                                                                   2014   2.993       3.286         1,964
                                                                                   2013   2.317       2.993         4,505
                                                                                   2012   2.025       2.317        21,136
                                                                                   2011   2.105       2.025        21,279
                                                                                   2010   1.714       2.105        26,668
                                                                                   2009   1.213       1.714        26,776
                                                                                   2008   2.209       1.213        41,422
                                                                                   2007   1.855       2.209        44,966
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.386       1.472            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.093       1.155            --
                                                                                   2009   0.924       1.093       618,938
                                                                                   2008   1.610       0.924       911,144
                                                                                   2007   1.569       1.610       944,938
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.777       2.749        94,450
                                                                                   2015   2.889       2.777       105,298
                                                                                   2014   2.453       2.889       109,998
                                                                                   2013   1.697       2.453       139,383
                                                                                   2012   1.461       1.697       146,105
                                                                                   2011   1.457       1.461       170,373
                                                                                   2010   1.192       1.457       194,294
                                                                                   2009   0.905       1.192       278,114
                                                                                   2008   1.553       0.905       289,925
                                                                                   2007   1.564       1.553       325,756
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.922       1.928            --
                                                                                   2013   1.487       1.922       111,108
                                                                                   2012   1.322       1.487       130,526
                                                                                   2011   1.440       1.322       147,242
                                                                                   2010   1.263       1.440       269,797
                                                                                   2009   0.998       1.263       309,144
                                                                                   2008   1.609       0.998       355,136
                                                                                   2007   1.624       1.609       383,497
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.189       2.350       117,490
                                                                                   2015   2.202       2.189       122,027
                                                                                   2014   2.028       2.202       130,346
                                                                                   2013   1.595       2.028       136,998
                                                                                   2012   1.406       1.595       153,818
                                                                                   2011   1.401       1.406       191,352
                                                                                   2010   1.271       1.401       200,090
                                                                                   2009   1.064       1.271       238,607
                                                                                   2008   1.539       1.064       251,912
                                                                                   2007   1.451       1.539       245,837

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.998       0.980            --
                                                                                    2008   1.447       0.998        69,748
                                                                                    2007   1.451       1.447        69,797
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.269       1.338            --
                                                                                    2010   1.151       1.269       618,692
                                                                                    2009   0.839       1.151       618,045
                                                                                    2008   1.482       0.839       690,599
                                                                                    2007   1.488       1.482       811,458
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.260       1.366            --
                                                                                    2010   1.151       1.260        10,055
                                                                                    2009   0.964       1.151        12,630
                                                                                    2008   1.380       0.964        40,682
                                                                                    2007   1.325       1.380        50,761
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.910       2.148           106
                                                                                    2015   2.040       1.910           107
                                                                                    2014   1.836       2.040         1,078
                                                                                    2013   1.490       1.836         1,560
                                                                                    2012   1.334       1.490         3,637
                                                                                    2011   1.362       1.334         6,220
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.712       1.923       143,083
                                                                                    2015   1.832       1.712       153,078
                                                                                    2014   1.650       1.832       154,325
                                                                                    2013   1.342       1.650       172,878
                                                                                    2012   1.203       1.342       181,431
                                                                                    2011   1.141       1.203     1,092,366
                                                                                    2010   1.041       1.141     1,102,318
                                                                                    2009   0.867       1.041     1,159,041
                                                                                    2008   1.363       0.867     1,167,103
                                                                                    2007   1.323       1.363     1,312,042
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.467       2.592        11,539
                                                                                    2015   2.297       2.467        13,015
                                                                                    2014   2.060       2.297        14,454
                                                                                    2013   1.528       2.060        22,758
                                                                                    2012   1.298       1.528        24,554
                                                                                    2011   1.335       1.298        26,669
                                                                                    2010   1.243       1.335        29,487
                                                                                    2009   0.892       1.243        88,519
                                                                                    2008   1.455       0.892       117,723
                                                                                    2007   1.412       1.455       167,559
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.121       2.345         7,995
                                                                                    2015   2.232       2.121        18,009
                                                                                    2014   2.043       2.232        11,475
                                                                                    2013   1.577       2.043        11,484
                                                                                    2012   1.384       1.577        11,495
                                                                                    2011   1.348       1.384        17,435
                                                                                    2010   1.259       1.348        17,453
                                                                                    2009   1.034       1.259        17,473
                                                                                    2008   1.642       1.034        17,493
                                                                                    2007   1.615       1.642        28,456
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.600       2.781        20,429
                                                                                    2015   2.598       2.600        24,414
                                                                                    2014   2.456       2.598        23,023
                                                                                    2013   1.828       2.456        24,587
                                                                                    2012   1.585       1.828        11,421
                                                                                    2011   1.686       1.585        12,314
                                                                                    2010   1.407       1.686        12,318
                                                                                    2009   1.058       1.407        12,322
                                                                                    2008   1.670       1.058        25,731
                                                                                    2007   1.594       1.670        37,018
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   3.051       3.158        34,020

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   3.262
                                                                                           2014   3.204
                                                                                           2013   2.227
                                                                                           2012   1.906
                                                                                           2011   1.922
                                                                                           2010   1.570
                                                                                           2009   1.124
                                                                                           2008   1.938
                                                                                           2007   1.801
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.939
                                                                                           2008   1.536
                                                                                           2007   1.496
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.402
                                                                                           2010   1.381
                                                                                           2009   1.098
                                                                                           2008   1.983
                                                                                           2007   1.907
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.410
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2016   2.114
                                                                                           2015   2.135
                                                                                           2014   2.190
                                                                                           2013   2.050
                                                                                           2012   1.778
                                                                                           2011   1.775
                                                                                           2010   1.555
                                                                                           2009   0.994
                                                                                           2008   1.452
                                                                                           2007   1.479
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.944
                                                                                           2010   0.884
                                                                                           2009   0.769
                                                                                           2008   0.998
                                                                                           2007   1.006
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.280
                                                                                           2010   1.174
                                                                                           2009   1.005
                                                                                           2008   1.190
                                                                                           2007   1.193
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 2010   1.010
                                                                                           2009   1.030
                                                                                           2008   1.026
                                                                                           2007   1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 2007   1.627
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 2007   1.578
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 2007   1.735
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 2007   1.581
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 2007   1.767
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.087
                                                                                           2015   1.125
                                                                                           2014   1.012
                                                                                           2013   0.997
                                                                                           2012   0.807
                                                                                           2011   0.871
                                                                                           2010   0.765
                                                                                           2009   0.579
                                                                                           2008   1.013
                                                                                           2007   1.215
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   2.422



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.051        36,034
                                                                                           3.262        37,377
                                                                                           3.204        38,630
                                                                                           2.227        40,801
                                                                                           1.906        42,996
                                                                                           1.922        45,607
                                                                                           1.570        54,189
                                                                                           1.124        63,710
                                                                                           1.938        73,969
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.912            --
                                                                                           0.939        15,168
                                                                                           1.536        16,213
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.212            --
                                                                                           1.402            --
                                                                                           1.381         2,276
                                                                                           1.098         2,276
                                                                                           1.983         1,894
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.429            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99).................................... 2.162        51,513
                                                                                           2.114        46,173
                                                                                           2.135        47,097
                                                                                           2.190       128,610
                                                                                           2.050       104,144
                                                                                           1.778       337,196
                                                                                           1.775       378,617
                                                                                           1.555       379,467
                                                                                           0.994       374,286
                                                                                           1.452       585,793
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.931            --
                                                                                           0.944        25,171
                                                                                           0.884        35,956
                                                                                           0.769        45,268
                                                                                           0.998        47,121
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.303            --
                                                                                           1.280        35,186
                                                                                           1.174        35,202
                                                                                           1.005        36,891
                                                                                           1.190        37,384
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)............................ 1.003            --
                                                                                           1.010       215,121
                                                                                           1.030       558,620
                                                                                           1.026       280,399
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).............................................. 1.704            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99).............................................. 1.655            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)........................ 1.848            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)............................... 1.640            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)................................... 1.944            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.075         1,107
                                                                                           1.087         9,836
                                                                                           1.125        12,697
                                                                                           1.012        14,510
                                                                                           0.997        14,480
                                                                                           0.807        35,015
                                                                                           0.871        45,444
                                                                                           0.765        31,442
                                                                                           0.579        48,195
                                                                                           1.013        63,472
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2.517            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.917       2.422         2,040
                                                                              2012   1.596       1.917         7,394
                                                                              2011   1.760       1.596        15,590
                                                                              2010   1.640       1.760        20,520
                                                                              2009   1.171       1.640        22,182
                                                                              2008   2.059       1.171        12,970
                                                                              2007   1.613       2.059        16,253
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.646       2.666         1,724
                                                                              2015   2.812       2.646         1,727
                                                                              2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.214       2.348        23,131
                                                                              2015   2.365       2.214        16,406
                                                                              2014   2.559       2.365        15,774
                                                                              2013   2.000       2.559        35,982
                                                                              2012   1.579       2.000        73,757
                                                                              2011   1.877       1.579        77,325
                                                                              2010   1.644       1.877        93,640
                                                                              2009   1.081       1.644        94,460
                                                                              2008   1.865       1.081        59,331
                                                                              2007   1.922       1.865        58,425
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.230       1.390        92,333
                                                                              2015   1.382       1.230        93,184
                                                                              2014   1.288       1.382        96,351
                                                                              2013   1.011       1.288       104,356
                                                                              2012   0.901       1.011       115,813
                                                                              2011   0.956       0.901       141,667
                                                                              2010   0.779       0.956       173,048
                                                                              2009   0.629       0.779       188,702
                                                                              2008   1.051       0.629       214,151
                                                                              2007   1.068       1.051       254,416
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.155       2.355         3,411
                                                                              2015   2.235       2.155        34,657
                                                                              2014   2.112       2.235        34,858
                                                                              2013   1.536       2.112        35,063
                                                                              2012   1.325       1.536        31,097
                                                                              2011   1.366       1.325        20,473
                                                                              2010   1.104       1.366        23,098
                                                                              2009   0.841       1.104            --
                                                                              2008   1.400       0.841            --
                                                                              2007   1.285       1.400            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.691       2.164            --
                                                                              2015   1.864       1.691            --
                                                                              2014   1.820       1.864            --
                                                                              2013   1.396       1.820            --
                                                                              2012   1.234       1.396            --
                                                                              2011   1.404       1.234            --
                                                                              2010   1.201       1.404            --
                                                                              2009   0.951       1.201            --
                                                                              2008   1.300       0.951            --
                                                                              2007   1.342       1.300            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.901       2.073        33,556
                                                                              2015   2.254       1.901        48,235
                                                                              2014   2.465       2.254        57,489
                                                                              2013   2.652       2.465        65,550
                                                                              2012   2.281       2.652        63,140
                                                                              2011   2.868       2.281        70,507
                                                                              2010   2.371       2.868        80,002
                                                                              2009   1.434       2.371        77,330
                                                                              2008   3.144       1.434        64,917
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.870       0.826            --
                                                                              2008   1.551       0.870        73,365
                                                                              2007   1.417       1.551        77,196
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.395       1.395            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.395       1.395            --
                                                                               2014   1.395       1.395            --
                                                                               2013   1.316       1.395            --
                                                                               2012   1.100       1.316       515,826
                                                                               2011   1.208       1.100       616,920
                                                                               2010   1.159       1.208       618,821
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.602       1.676            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.132       2.258        62,821
                                                                               2015   2.086       2.132        66,742
                                                                               2014   1.877       2.086        70,928
                                                                               2013   1.430       1.877        76,181
                                                                               2012   1.288       1.430        82,934
                                                                               2011   1.314       1.288        93,475
                                                                               2010   1.193       1.314       109,013
                                                                               2009   1.023       1.193       147,468
                                                                               2008   1.668       1.023       139,391
                                                                               2007   1.662       1.668       126,496
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.184       1.263            --
                                                                               2015   1.236       1.184         2,097
                                                                               2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.187       1.524        44,399
                                                                               2015   1.282       1.187        45,976
                                                                               2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.763       1.709            --
                                                                               2015   1.834       1.763            --
                                                                               2014   2.015       1.834            --
                                                                               2013   1.727       2.015            --
                                                                               2012   1.513       1.727            --
                                                                               2011   1.732       1.513            --
                                                                               2010   1.590       1.732            --
                                                                               2009   1.235       1.590            --
                                                                               2008   2.191       1.235            --
                                                                               2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.037       1.122            --
                                                                               2012   1.007       1.037         2,770
                                                                               2011   1.087       1.007         2,771
                                                                               2010   0.905       1.087         2,773
                                                                               2009   0.676       0.905         2,774
                                                                               2008   1.120       0.676        16,021
                                                                               2007   1.269       1.120        14,166
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.974       1.767            --
                                                                               2015   2.124       1.974            --
                                                                               2014   2.150       2.124            --
                                                                               2013   1.581       2.150            --
                                                                               2012   1.479       1.581            --
                                                                               2011   1.624       1.479            --
                                                                               2010   1.257       1.624            --
                                                                               2009   0.817       1.257            --
                                                                               2008   1.478       0.817            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.317       1.291        65,381

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.295       1.317        64,822
                                                                          2014   1.296       1.295       433,586
                                                                          2013   1.042       1.296       523,281
                                                                          2012   0.879       1.042        37,849
                                                                          2011   0.981       0.879        41,096
                                                                          2010   0.865       0.981        46,089
                                                                          2009   0.633       0.865        85,127
                                                                          2008   1.088       0.633       110,071
                                                                          2007   1.047       1.088       133,447
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.310       1.348        45,261
                                                                          2015   1.380       1.310        46,630
                                                                          2014   1.367       1.380        47,570
                                                                          2013   1.535       1.367        50,436
                                                                          2012   1.435       1.535       101,482
                                                                          2011   1.316       1.435       120,259
                                                                          2010   1.246       1.316       136,275
                                                                          2009   1.076       1.246       135,430
                                                                          2008   1.178       1.076       147,266
                                                                          2007   1.117       1.178       189,644
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.484       1.490        82,450
                                                                          2015   1.517       1.484       142,473
                                                                          2014   1.489       1.517       190,093
                                                                          2013   1.551       1.489       391,669
                                                                          2012   1.452       1.551       429,000
                                                                          2011   1.438       1.452       550,081
                                                                          2010   1.359       1.438       610,834
                                                                          2009   1.224       1.359       668,990
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.013       2.021            --
                                                                          2015   2.057       2.013        11,429
                                                                          2014   1.892       2.057        11,429
                                                                          2013   1.453       1.892        13,233
                                                                          2012   1.343       1.453        27,692
                                                                          2011   1.439       1.343        13,252
                                                                          2010   1.265       1.439        13,608
                                                                          2009   1.044       1.265        30,441
                                                                          2008   1.589       1.044         6,940
                                                                          2007   1.547       1.589         5,074
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.165       1.284            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.907       1.951            --
                                                                          2015   1.975       1.907        25,695
                                                                          2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.330       1.509       327,724
                                                                          2015   1.411       1.330       329,615
                                                                          2014   1.273       1.411       352,166
                                                                          2013   0.973       1.273       518,173
                                                                          2012   0.843       0.973       587,191
                                                                          2011   0.898       0.843       622,100
                                                                          2010   0.784       0.898       657,155
                                                                          2009   0.677       0.784       683,746
                                                                          2008   1.087       0.677       734,684
                                                                          2007   1.072       1.087       656,439
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.981       2.249        54,802
                                                                          2015   2.098       1.981        59,139
                                                                          2014   1.931       2.098        71,502
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.324       1.333        22,379

                             VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.347       1.324        22,381
                                                                                 2014   1.288       1.347        27,084
                                                                                 2013   1.329       1.288       161,000
                                                                                 2012   1.265       1.329        46,305
                                                                                 2011   1.215       1.265        65,299
                                                                                 2010   1.148       1.215        74,426
                                                                                 2009   1.074       1.148       123,737
                                                                                 2008   1.139       1.074       117,872
                                                                                 2007   1.097       1.139       105,202
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.807       1.769        27,065
                                                                                 2015   1.738       1.807        28,908
                                                                                 2014   1.632       1.738        30,563
                                                                                 2013   1.243       1.632        32,355
                                                                                 2012   1.111       1.243        79,994
                                                                                 2011   1.247       1.111        83,026
                                                                                 2010   1.064       1.247       170,307
                                                                                 2009   0.848       1.064       173,825
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.414       1.386        84,025
                                                                                 2015   1.445       1.414        18,032
                                                                                 2014   1.477       1.445        19,691
                                                                                 2013   1.510       1.477        22,280
                                                                                 2012   1.544       1.510        69,998
                                                                                 2011   1.578       1.544       100,603
                                                                                 2010   1.602       1.578       131,188
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.771       0.761            --
                                                                                 2008   1.319       0.771            --
                                                                                 2007   1.349       1.319         6,394
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.744       0.775            --
                                                                                 2008   1.379       0.744       114,994
                                                                                 2007   1.356       1.379       116,556
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.216       1.336            --
                                                                                 2012   1.075       1.216        20,201
                                                                                 2011   1.172       1.075        29,841
                                                                                 2010   1.047       1.172        64,936
                                                                                 2009   0.879       1.047        68,435
                                                                                 2008   1.474       0.879        72,634
                                                                                 2007   1.447       1.474       107,201
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.259       2.327        21,814
                                                                                 2015   2.247       2.259        23,300
                                                                                 2014   2.069       2.247        24,633
                                                                                 2013   1.594       2.069        26,078
                                                                                 2012   1.470       1.594        34,420
                                                                                 2011   1.551       1.470        36,014
                                                                                 2010   1.377       1.551        37,512
                                                                                 2009   0.943       1.377        40,342
                                                                                 2008   1.777       0.943        44,812
                                                                                 2007   1.509       1.777        47,451
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.475       2.425         3,279
                                                                                 2015   2.284       2.475         3,907
                                                                                 2014   2.141       2.284         4,520
                                                                                 2013   1.597       2.141         5,166
                                                                                 2012   1.410       1.597         5,930
                                                                                 2011   1.434       1.410         6,831
                                                                                 2010   1.314       1.434         7,761
                                                                                 2009   0.959       1.314         8,986
                                                                                 2008   1.452       0.959        10,314
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.815       1.841        12,832
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.822       1.908        43,734
                                                                                 2015   1.824       1.822        43,738
                                                                                 2014   1.689       1.824        43,742
                                                                                 2013   1.295       1.689        43,746
                                                                                 2012   1.176       1.295       105,332
                                                                                 2011   1.335       1.176       590,312
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.905       0.978            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.799       0.905            --
                                                                     2009   0.621       0.799            --
                                                                     2008   1.067       0.621            --
                                                                     2007   1.056       1.067            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2016   1.247       1.275            --
                                                                     2015   1.282       1.247            --
                                                                     2014   1.254       1.282            --
                                                                     2013   1.230       1.254            --
                                                                     2012   1.151       1.230            --
                                                                     2011   1.140       1.151            --
                                                                     2010   1.059       1.140            --
                                                                     2009   0.898       1.059            --
                                                                     2008   1.072       0.898            --
                                                                     2007   1.038       1.072            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.260       1.308        19,796
                                                                     2015   1.302       1.260        21,134
                                                                     2014   1.268       1.302        22,791
                                                                     2013   1.169       1.268        24,130
                                                                     2012   1.072       1.169        25,556
                                                                     2011   1.085       1.072        27,089
                                                                     2010   0.994       1.085        71,993
                                                                     2009   0.822       0.994        73,684
                                                                     2008   1.071       0.822        75,677
                                                                     2007   1.045       1.071        43,320
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.255       1.315       158,043
                                                                     2015   1.300       1.255       158,043
                                                                     2014   1.265       1.300       158,043
                                                                     2013   1.096       1.265       158,043
                                                                     2012   0.989       1.096       340,543
                                                                     2011   1.025       0.989       444,856
                                                                     2010   0.926       1.025       321,497
                                                                     2009   0.748       0.926       327,227
                                                                     2008   1.072       0.748         6,664
                                                                     2007   1.050       1.072            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.233       1.304            --
                                                                     2015   1.282       1.233            --
                                                                     2014   1.245       1.282            --
                                                                     2013   1.024       1.245            --
                                                                     2012   0.907       1.024            --
                                                                     2011   0.964       0.907            --
                                                                     2010   0.859       0.964            --
                                                                     2009   0.680       0.859            --
                                                                     2008   1.072       0.680            --
                                                                     2007   1.055       1.072        32,231
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   2.045       5.626         3,501
                                                                     2015   2.071       2.045         3,505
                                                                     2014   1.872       2.071            --
                                                                     2013   1.453       1.872            --
                                                                     2012   1.287       1.453            --
                                                                     2011   1.294       1.287         8,567
                                                                     2010   1.156       1.294         9,768
                                                                     2009   0.943       1.156        10,588
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.706       1.819        11,990
                                                                     2015   1.750       1.706        13,025
                                                                     2014   1.650       1.750        13,477
                                                                     2013   1.421       1.650        90,391
                                                                     2012   1.304       1.421       107,881
                                                                     2011   1.304       1.304       147,691
                                                                     2010   1.214       1.304       293,121
                                                                     2009   1.048       1.214       299,738
                                                                     2008   1.379       1.048       319,570
                                                                     2007   1.354       1.379       348,319
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.145       2.401            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.196
                                                                                           2014   2.026
                                                                                           2013   1.526
                                                                                           2012   1.337
                                                                                           2011   1.356
                                                                                           2010   1.244
                                                                                           2009   1.052
                                                                                           2008   1.453
                                                                                           2007   1.380
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.804
                                                                                           2015   1.668
                                                                                           2014   1.567
                                                                                           2013   1.154
                                                                                           2012   0.994
                                                                                           2011   1.030
                                                                                           2010   0.902
                                                                                           2009   0.645
                                                                                           2008   1.136
                                                                                           2007   1.064
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.396
                                                                                           2015   1.456
                                                                                           2014   1.414
                                                                                           2013   1.433
                                                                                           2012   1.317
                                                                                           2011   1.304
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.092
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.184
                                                                                           2008   1.155
                                                                                           2007   1.086
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.602
                                                                                           2007   1.484
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.949
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.121



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.145            --
                                                                                           2.196            --
                                                                                           2.026            --
                                                                                           1.526            --
                                                                                           1.337            --
                                                                                           1.356            --
                                                                                           1.244            --
                                                                                           1.052            --
                                                                                           1.453        31,954
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.791         4,781
                                                                                           1.804         5,111
                                                                                           1.668         5,441
                                                                                           1.567         5,796
                                                                                           1.154         6,228
                                                                                           0.994        17,658
                                                                                           1.030        18,206
                                                                                           0.902        18,823
                                                                                           0.645        20,571
                                                                                           1.136        10,994
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.479        13,552
                                                                                           1.396         4,016
                                                                                           1.456        11,592
                                                                                           1.414        34,047
                                                                                           1.433        34,263
                                                                                           1.317        34,504
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.112            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.221            --
                                                                                           1.184       553,011
                                                                                           1.155       526,678
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.888            --
                                                                                           1.602            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.106            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.261            --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                             Vintage Xtra Series II
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.454       0.729            --
                                                                            2007   1.264       1.454            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.702       2.674       490,944
                                                                            2015   2.568       2.702       620,072
                                                                            2014   2.552       2.568       703,818
                                                                            2013   2.008       2.552     1,001,328
                                                                            2012   1.666       2.008     1,174,752
                                                                            2011   1.859       1.666     1,190,861
                                                                            2010   1.691       1.859     1,322,368
                                                                            2009   1.208       1.691     1,409,950
                                                                            2008   1.994       1.208     1,248,749
                                                                            2007   1.765       1.994     1,703,408
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.412       2.597     1,167,222
                                                                            2015   2.294       2.412     1,522,291
                                                                            2014   2.150       2.294     1,735,399
                                                                            2013   1.680       2.150     2,408,596
                                                                            2012   1.449       1.680     2,702,205
                                                                            2011   1.539       1.449     3,176,134
                                                                            2010   1.318       1.539     3,548,444
                                                                            2009   0.961       1.318     3,819,658
                                                                            2008   1.744       0.961     4,060,006
                                                                            2007   1.578       1.744     4,041,394
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.092       2.295       885,962
                                                                            2015   2.096       2.092     1,283,760
                                                                            2014   1.926       2.096     1,464,555
                                                                            2013   1.467       1.926     1,872,500
                                                                            2012   1.270       1.467     2,184,533
                                                                            2011   1.315       1.270     2,378,223
                                                                            2010   1.199       1.315     2,449,076
                                                                            2009   0.929       1.199     2,668,778
                                                                            2008   1.520       0.929     2,751,588
                                                                            2007   1.471       1.520     3,597,597
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.522       2.677       539,541
                                                                            2015   2.550       2.522       654,616
                                                                            2014   2.318       2.550       704,465
                                                                            2013   1.797       2.318     1,039,452
                                                                            2012   1.571       1.797     1,437,207
                                                                            2011   1.640       1.571     1,368,275
                                                                            2010   1.424       1.640     1,302,880
                                                                            2009   1.067       1.424     1,445,465
                                                                            2008   1.891       1.067     1,483,555
                                                                            2007   1.636       1.891     1,644,595
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   2.949       3.246       183,617
                                                                            2015   3.047       2.949       216,118
                                                                            2014   2.922       3.047       298,908
                                                                            2013   2.186       2.922       501,441
                                                                            2012   1.940       2.186       621,296
                                                                            2011   2.213       1.940       637,041
                                                                            2010   1.749       2.213       756,470
                                                                            2009   1.273       1.749       740,425
                                                                            2008   2.142       1.273       796,222
                                                                            2007   1.889       2.142       974,757
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05).................... 2016   1.501       1.683       162,268

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.641       1.501       201,401
                                                                                   2014   1.595       1.641       198,846
                                                                                   2013   1.423       1.595       216,760
                                                                                   2012   1.284       1.423       262,883
                                                                                   2011   1.275       1.284       381,087
                                                                                   2010   1.151       1.275       345,031
                                                                                   2009   0.863       1.151       371,430
                                                                                   2008   1.247       0.863       385,936
                                                                                   2007   1.222       1.247       495,737
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   2.223       2.278        12,072
                                                                                   2015   2.322       2.223        12,066
                                                                                   2014   2.196       2.322        12,071
                                                                                   2013   1.616       2.196        44,892
                                                                                   2012   1.482       1.616        58,966
                                                                                   2011   1.584       1.482        93,491
                                                                                   2010   1.261       1.584       118,298
                                                                                   2009   0.893       1.261       127,078
                                                                                   2008   1.579       0.893       110,348
                                                                                   2007   1.443       1.579       107,259
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.104       2.824            --
                                                                                   2007   2.451       3.104       342,033
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.691       1.783       159,254
                                                                                   2015   1.839       1.691       252,365
                                                                                   2014   2.104       1.839       337,829
                                                                                   2013   1.739       2.104       533,035
                                                                                   2012   1.495       1.739       710,239
                                                                                   2011   1.701       1.495       883,020
                                                                                   2010   1.595       1.701     1,182,589
                                                                                   2009   1.184       1.595     1,283,412
                                                                                   2008   2.018       1.184     1,368,294
                                                                                   2007   1.777       2.018     1,464,184
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.146       3.469         9,250
                                                                                   2015   3.082       3.146        15,750
                                                                                   2014   2.791       3.082        22,409
                                                                                   2013   2.149       2.791        26,896
                                                                                   2012   1.868       2.149        86,646
                                                                                   2011   1.931       1.868        96,242
                                                                                   2010   1.564       1.931        66,090
                                                                                   2009   1.101       1.564        66,501
                                                                                   2008   1.993       1.101       117,591
                                                                                   2007   1.665       1.993       132,432
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.288       1.371            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.041       1.103            --
                                                                                   2009   0.876       1.041       848,076
                                                                                   2008   1.518       0.876       859,631
                                                                                   2007   1.471       1.518       980,676
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.697       2.685       228,483
                                                                                   2015   2.791       2.697       265,709
                                                                                   2014   2.357       2.791       325,759
                                                                                   2013   1.621       2.357       568,608
                                                                                   2012   1.388       1.621       747,284
                                                                                   2011   1.377       1.388       819,601
                                                                                   2010   1.120       1.377       747,888
                                                                                   2009   0.846       1.120       902,851
                                                                                   2008   1.444       0.846     1,116,912
                                                                                   2007   1.446       1.444     1,292,103
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.815       1.824            --
                                                                                   2013   1.396       1.815       179,474
                                                                                   2012   1.235       1.396       202,059
                                                                                   2011   1.338       1.235       221,706
                                                                                   2010   1.167       1.338       269,097
                                                                                   2009   0.917       1.167       313,598
                                                                                   2008   1.470       0.917       501,554
                                                                                   2007   1.476       1.470       615,753

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   2.203       2.378        78,283
                                                                                    2015   2.204       2.203       133,688
                                                                                    2014   2.019       2.204       148,033
                                                                                    2013   1.579       2.019       636,891
                                                                                    2012   1.384       1.579       773,787
                                                                                    2011   1.372       1.384       790,591
                                                                                    2010   1.238       1.372       955,898
                                                                                    2009   1.031       1.238     1,074,189
                                                                                    2008   1.482       1.031       710,344
                                                                                    2007   1.390       1.482       733,320
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.951       0.936            --
                                                                                    2008   1.370       0.951       458,723
                                                                                    2007   1.373       1.370       550,690
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.196       1.264            --
                                                                                    2010   1.079       1.196     1,254,040
                                                                                    2009   0.782       1.079     1,341,088
                                                                                    2008   1.375       0.782     1,782,421
                                                                                    2007   1.372       1.375     2,305,391
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.242       1.349            --
                                                                                    2010   1.128       1.242        86,107
                                                                                    2009   0.940       1.128        87,732
                                                                                    2008   1.338       0.940        87,731
                                                                                    2007   1.278       1.338       105,994
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.935       2.188        60,486
                                                                                    2015   2.055       1.935        60,773
                                                                                    2014   1.839       2.055        61,068
                                                                                    2013   1.485       1.839        64,307
                                                                                    2012   1.322       1.485        64,557
                                                                                    2011   1.345       1.322        84,090
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.708       1.928       464,658
                                                                                    2015   1.817       1.708       612,328
                                                                                    2014   1.628       1.817       540,017
                                                                                    2013   1.317       1.628       735,515
                                                                                    2012   1.173       1.317       810,958
                                                                                    2011   1.108       1.173       934,776
                                                                                    2010   1.004       1.108     1,192,584
                                                                                    2009   0.833       1.004     1,296,828
                                                                                    2008   1.301       0.833     1,531,191
                                                                                    2007   1.256       1.301     1,607,142
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.259       2.387        26,045
                                                                                    2015   2.092       2.259        26,416
                                                                                    2014   1.866       2.092       102,756
                                                                                    2013   1.376       1.866       161,488
                                                                                    2012   1.162       1.376       192,494
                                                                                    2011   1.189       1.162       262,747
                                                                                    2010   1.101       1.189       285,865
                                                                                    2009   0.786       1.101       307,766
                                                                                    2008   1.274       0.786       361,446
                                                                                    2007   1.231       1.274       420,430
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.098       2.332        91,655
                                                                                    2015   2.196       2.098        93,318
                                                                                    2014   1.998       2.196        95,013
                                                                                    2013   1.535       1.998       166,982
                                                                                    2012   1.339       1.535       175,161
                                                                                    2011   1.297       1.339       178,074
                                                                                    2010   1.205       1.297       188,016
                                                                                    2009   0.984       1.205       199,006
                                                                                    2008   1.554       0.984       211,895
                                                                                    2007   1.520       1.554       216,953
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.600       2.796        32,521

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.583       2.600        43,807
                                                                                      2014   2.429       2.583        48,080
                                                                                      2013   1.798       2.429        38,341
                                                                                      2012   1.550       1.798        34,089
                                                                                      2011   1.640       1.550        68,870
                                                                                      2010   1.361       1.640        68,890
                                                                                      2009   1.017       1.361        74,699
                                                                                      2008   1.598       1.017        93,877
                                                                                      2007   1.516       1.598       110,506
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   2.858       2.974        31,584
                                                                                      2015   3.038       2.858        60,531
                                                                                      2014   2.968       3.038        83,521
                                                                                      2013   2.052       2.968       201,372
                                                                                      2012   1.747       2.052       202,360
                                                                                      2011   1.752       1.747       235,231
                                                                                      2010   1.422       1.752       252,580
                                                                                      2009   1.013       1.422       253,693
                                                                                      2008   1.737       1.013       254,100
                                                                                      2007   1.605       1.737       271,036
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.904       0.880            --
                                                                                      2008   1.470       0.904       401,442
                                                                                      2007   1.425       1.470       407,954
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.328       1.352            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.982       2.039       475,035
                                                                                      2015   1.991       1.982       505,462
                                                                                      2014   2.031       1.991       545,680
                                                                                      2013   1.891       2.031       817,159
                                                                                      2012   1.631       1.891       883,707
                                                                                      2011   1.619       1.631     1,000,063
                                                                                      2010   1.411       1.619       692,569
                                                                                      2009   0.897       1.411       648,949
                                                                                      2008   1.303       0.897       677,875
                                                                                      2007   1.320       1.303       803,955
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.982       0.970            --
                                                                                      2010   0.915       0.982       152,068
                                                                                      2009   0.792       0.915       172,545
                                                                                      2008   1.021       0.792       173,637
                                                                                      2007   1.025       1.021       175,761
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.276       1.301            --
                                                                                      2010   1.164       1.276       182,884
                                                                                      2009   0.991       1.164       184,542
                                                                                      2008   1.167       0.991       179,877
                                                                                      2007   1.163       1.167       234,427
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.056       1.050            --
                                                                                      2009   1.071       1.056     1,549,316
                                                                                      2008   1.061       1.071     2,238,181
                                                                                      2007   1.028       1.061     1,067,037
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.485       1.557            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.611       1.719            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.483       1.541            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.660       1.830            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.146       1.141        96,653

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.180       1.146       109,463
                                                                              2014   1.055       1.180       134,495
                                                                              2013   1.034       1.055       332,283
                                                                              2012   0.832       1.034       433,657
                                                                              2011   0.893       0.832       468,691
                                                                              2010   0.781       0.893       302,592
                                                                              2009   0.588       0.781       161,704
                                                                              2008   1.022       0.588       152,392
                                                                              2007   1.220       1.022       168,839
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   2.479       2.582            --
                                                                              2013   1.952       2.479       167,610
                                                                              2012   1.616       1.952       170,867
                                                                              2011   1.773       1.616       206,660
                                                                              2010   1.643       1.773       210,338
                                                                              2009   1.166       1.643       137,885
                                                                              2008   2.039       1.166       128,370
                                                                              2007   1.589       2.039        43,850
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.739       2.775        19,222
                                                                              2015   2.895       2.739        26,410
                                                                              2014   2.574       2.895        33,911
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.179       2.324       107,349
                                                                              2015   2.315       2.179       130,848
                                                                              2014   2.491       2.315       131,436
                                                                              2013   1.936       2.491       261,849
                                                                              2012   1.520       1.936       286,550
                                                                              2011   1.797       1.520       317,444
                                                                              2010   1.566       1.797       202,422
                                                                              2009   1.024       1.566       201,237
                                                                              2008   1.756       1.024       212,512
                                                                              2007   1.801       1.756       215,508
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.298       1.474       183,762
                                                                              2015   1.450       1.298       207,804
                                                                              2014   1.344       1.450       386,661
                                                                              2013   1.049       1.344       569,249
                                                                              2012   0.930       1.049       689,630
                                                                              2011   0.981       0.930       787,556
                                                                              2010   0.795       0.981       900,899
                                                                              2009   0.639       0.795       955,598
                                                                              2008   1.060       0.639       970,771
                                                                              2007   1.072       1.060       991,947
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.285       2.511         4,430
                                                                              2015   2.356       2.285         4,454
                                                                              2014   2.214       2.356         6,985
                                                                              2013   1.602       2.214        76,411
                                                                              2012   1.374       1.602       147,627
                                                                              2011   1.409       1.374       165,881
                                                                              2010   1.133       1.409         8,576
                                                                              2009   0.858       1.133         8,588
                                                                              2008   1.421       0.858         8,601
                                                                              2007   1.297       1.421        20,188
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.793       2.308        10,263
                                                                              2015   1.965       1.793        10,263
                                                                              2014   1.909       1.965        23,751
                                                                              2013   1.456       1.909        62,710
                                                                              2012   1.280       1.456        59,003
                                                                              2011   1.448       1.280        74,480
                                                                              2010   1.232       1.448        52,782
                                                                              2009   0.970       1.232        40,798
                                                                              2008   1.319       0.970        37,041
                                                                              2007   1.354       1.319        29,797
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.783       1.956        63,085
                                                                              2015   2.104       1.783        66,749
                                                                              2014   2.288       2.104        71,977
                                                                              2013   2.448       2.288       136,109
                                                                              2012   2.093       2.448       255,535
                                                                              2011   2.618       2.093       307,840
                                                                              2010   2.152       2.618       330,344
                                                                              2009   1.295       2.152       372,936
                                                                              2008   2.828       1.295       363,195

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.833       0.792            --
                                                                               2008   1.476       0.833         3,946
                                                                               2007   1.341       1.476            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.354       1.354            --
                                                                               2015   1.354       1.354            --
                                                                               2014   1.354       1.354            --
                                                                               2013   1.275       1.354            --
                                                                               2012   1.060       1.275       717,126
                                                                               2011   1.157       1.060       767,368
                                                                               2010   1.106       1.157       848,637
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.541       1.616            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.155       2.295        18,612
                                                                               2015   2.097       2.155        18,345
                                                                               2014   1.877       2.097        19,024
                                                                               2013   1.422       1.877        42,894
                                                                               2012   1.274       1.422        45,771
                                                                               2011   1.292       1.274        77,665
                                                                               2010   1.167       1.292       118,299
                                                                               2009   0.995       1.167       117,215
                                                                               2008   1.614       0.995       115,104
                                                                               2007   1.602       1.614       106,472
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.249       1.339            --
                                                                               2015   1.296       1.249        33,745
                                                                               2014   1.254       1.296        39,116
                                                                               2013   0.984       1.254        43,677
                                                                               2012   0.857       0.984        48,825
                                                                               2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.252       1.616       166,387
                                                                               2015   1.345       1.252       203,672
                                                                               2014   1.345       1.345       252,187
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.781       1.736            --
                                                                               2015   1.843       1.781         4,637
                                                                               2014   2.014       1.843         4,637
                                                                               2013   1.717       2.014        28,109
                                                                               2012   1.495       1.717        28,109
                                                                               2011   1.703       1.495        38,815
                                                                               2010   1.554       1.703        38,818
                                                                               2009   1.201       1.554        38,820
                                                                               2008   2.118       1.201        38,823
                                                                               2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.082       1.172            --
                                                                               2012   1.045       1.082            --
                                                                               2011   1.121       1.045            --
                                                                               2010   0.928       1.121            --
                                                                               2009   0.690       0.928            --
                                                                               2008   1.137       0.690            --
                                                                               2007   1.283       1.137            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.389       1.369       901,181
                                                                               2015   1.358       1.389       927,567
                                                                               2014   1.352       1.358       970,307
                                                                               2013   1.081       1.352     1,263,849
                                                                               2012   0.907       1.081       615,103
                                                                               2011   1.007       0.907       633,947
                                                                               2010   0.883       1.007       553,397
                                                                               2009   0.642       0.883       612,070
                                                                               2008   1.098       0.642       671,324
                                                                               2007   1.051       1.098       728,696
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.407       1.455       318,261

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.473       1.407       374,143
                                                                          2014   1.451       1.473       358,954
                                                                          2013   1.621       1.451       508,084
                                                                          2012   1.508       1.621       624,997
                                                                          2011   1.375       1.508       685,473
                                                                          2010   1.294       1.375       422,293
                                                                          2009   1.111       1.294       520,068
                                                                          2008   1.210       1.111       487,269
                                                                          2007   1.143       1.210       625,341
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.006       2.018            --
                                                                          2015   2.038       2.006        14,838
                                                                          2014   1.864       2.038        39,530
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.868       1.914            --
                                                                          2015   1.924       1.868       201,490
                                                                          2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.403       1.600       277,487
                                                                          2015   1.480       1.403       312,019
                                                                          2014   1.328       1.480       419,817
                                                                          2013   1.009       1.328       683,786
                                                                          2012   0.870       1.009       949,621
                                                                          2011   0.921       0.870     1,026,757
                                                                          2010   0.800       0.921     1,144,405
                                                                          2009   0.687       0.800     1,320,082
                                                                          2008   1.097       0.687     1,337,207
                                                                          2007   1.075       1.097     1,404,922
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.892       2.159        94,832
                                                                          2015   1.992       1.892        97,740
                                                                          2014   1.827       1.992       145,040
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.355       1.372       174,719
                                                                          2015   1.371       1.355       187,609
                                                                          2014   1.304       1.371       194,031
                                                                          2013   1.338       1.304       228,750
                                                                          2012   1.267       1.338       280,636
                                                                          2011   1.210       1.267       323,430
                                                                          2010   1.137       1.210       270,991
                                                                          2009   1.058       1.137       237,070
                                                                          2008   1.115       1.058       219,949
                                                                          2007   1.068       1.115       308,055
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.385       1.365       267,044
                                                                          2015   1.408       1.385       275,264
                                                                          2014   1.431       1.408       326,310
                                                                          2013   1.455       1.431       435,816
                                                                          2012   1.480       1.455       608,826
                                                                          2011   1.504       1.480       534,330
                                                                          2010   1.521       1.504       491,683
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.755       0.746            --
                                                                          2008   1.284       0.755         1,778
                                                                          2007   1.306       1.284        55,022
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.730       0.762            --
                                                                          2008   1.345       0.730        44,258
                                                                          2007   1.316       1.345        44,275

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.179       1.297            --
                                                                                 2012   1.036       1.179       220,837
                                                                                 2011   1.124       1.036       232,510
                                                                                 2010   0.998       1.124        94,530
                                                                                 2009   0.834       0.998       106,973
                                                                                 2008   1.390       0.834       115,629
                                                                                 2007   1.357       1.390       133,544
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.096       2.170        24,193
                                                                                 2015   2.073       2.096        24,907
                                                                                 2014   1.898       2.073        42,325
                                                                                 2013   1.454       1.898        72,066
                                                                                 2012   1.334       1.454        72,913
                                                                                 2011   1.400       1.334        92,765
                                                                                 2010   1.236       1.400        93,941
                                                                                 2009   0.842       1.236       104,335
                                                                                 2008   1.577       0.842       112,552
                                                                                 2007   1.332       1.577        90,005
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.472       2.435            --
                                                                                 2015   2.268       2.472            --
                                                                                 2014   2.114       2.268            --
                                                                                 2013   1.569       2.114            --
                                                                                 2012   1.378       1.569        29,907
                                                                                 2011   1.394       1.378        29,907
                                                                                 2010   1.269       1.394        29,907
                                                                                 2009   0.922       1.269        29,907
                                                                                 2008   1.390       0.922        29,907
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.880       1.914        14,456
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.766       1.860       403,802
                                                                                 2015   1.758       1.766       490,018
                                                                                 2014   1.619       1.758       442,024
                                                                                 2013   1.234       1.619       658,892
                                                                                 2012   1.115       1.234       769,379
                                                                                 2011   1.261       1.115       949,913
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.928       1.006            --
                                                                                 2010   0.816       0.928        48,825
                                                                                 2009   0.631       0.816        48,825
                                                                                 2008   1.077       0.631        48,825
                                                                                 2007   1.060       1.077        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.315       1.352        35,056
                                                                                 2015   1.345       1.315       117,485
                                                                                 2014   1.309       1.345       151,956
                                                                                 2013   1.276       1.309       149,506
                                                                                 2012   1.188       1.276       166,035
                                                                                 2011   1.170       1.188       204,724
                                                                                 2010   1.081       1.170       205,350
                                                                                 2009   0.911       1.081       226,934
                                                                                 2008   1.082       0.911       246,430
                                                                                 2007   1.042       1.082            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.329       1.387        22,345
                                                                                 2015   1.366       1.329        22,866
                                                                                 2014   1.323       1.366        61,769
                                                                                 2013   1.213       1.323       390,378
                                                                                 2012   1.106       1.213       626,817
                                                                                 2011   1.113       1.106       544,679
                                                                                 2010   1.014       1.113       606,605
                                                                                 2009   0.834       1.014       206,419
                                                                                 2008   1.081       0.834        53,242
                                                                                 2007   1.049       1.081       310,756
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.324       1.395        17,735
                                                                                 2015   1.363       1.324        17,735
                                                                                 2014   1.320       1.363        48,382
                                                                                 2013   1.137       1.320        42,981
                                                                                 2012   1.021       1.137        19,772
                                                                                 2011   1.052       1.021        22,128
                                                                                 2010   0.945       1.052       134,723
                                                                                 2009   0.759       0.945       137,315
                                                                                 2008   1.082       0.759       124,701
                                                                                 2007   1.054       1.082       127,919

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.300
                                                                                           2015   1.345
                                                                                           2014   1.299
                                                                                           2013   1.062
                                                                                           2012   0.936
                                                                                           2011   0.989
                                                                                           2010   0.877
                                                                                           2009   0.690
                                                                                           2008   1.082
                                                                                           2007   1.059
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.753
                                                                                           2015   1.788
                                                                                           2014   1.677
                                                                                           2013   1.435
                                                                                           2012   1.310
                                                                                           2011   1.303
                                                                                           2010   1.206
                                                                                           2009   1.036
                                                                                           2008   1.356
                                                                                           2007   1.323
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.362
                                                                                           2015   2.404
                                                                                           2014   2.206
                                                                                           2013   1.652
                                                                                           2012   1.440
                                                                                           2011   1.452
                                                                                           2010   1.325
                                                                                           2009   1.115
                                                                                           2008   1.482
                                                                                           2007   1.400
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.902
                                                                                           2015   1.750
                                                                                           2014   1.635
                                                                                           2013   1.198
                                                                                           2012   1.026
                                                                                           2011   1.057
                                                                                           2010   0.921
                                                                                           2009   0.654
                                                                                           2008   1.147
                                                                                           2007   1.068
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.430
                                                                                           2015   1.484
                                                                                           2014   1.433
                                                                                           2013   1.445
                                                                                           2012   1.320
                                                                                           2011   1.302
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.116
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.202
                                                                                           2008   1.166
                                                                                           2007   1.090
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.874
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.868



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.383       119,627
                                                                                           1.300       130,591
                                                                                           1.345       130,621
                                                                                           1.299       130,651
                                                                                           1.062       130,684
                                                                                           0.936        19,709
                                                                                           0.989        33,273
                                                                                           0.877        68,923
                                                                                           0.690       125,332
                                                                                           1.082       148,318
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.879       572,430
                                                                                           1.753       646,774
                                                                                           1.788       713,136
                                                                                           1.677       997,446
                                                                                           1.435       978,527
                                                                                           1.310     1,041,729
                                                                                           1.303     1,159,374
                                                                                           1.206     1,574,613
                                                                                           1.036     1,536,518
                                                                                           1.356     1,542,317
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.657            --
                                                                                           2.362            --
                                                                                           2.404            --
                                                                                           2.206            --
                                                                                           1.652            --
                                                                                           1.440            --
                                                                                           1.452            --
                                                                                           1.325            --
                                                                                           1.115            --
                                                                                           1.482       185,256
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.900       134,627
                                                                                           1.902       135,252
                                                                                           1.750       135,946
                                                                                           1.635       176,651
                                                                                           1.198       181,102
                                                                                           1.026       198,226
                                                                                           1.057       202,757
                                                                                           0.921       218,960
                                                                                           0.654       168,589
                                                                                           1.147       251,420
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.524        70,872
                                                                                           1.430        81,701
                                                                                           1.484        84,668
                                                                                           1.433        87,645
                                                                                           1.445       134,005
                                                                                           1.320       174,107
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.241            --
                                                                                           1.202     3,092,897
                                                                                           1.166     2,695,982
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.028            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.994            --





                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.450       0.727    --
                                                                       2007   1.261       1.450    --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   2.685       2.656        11,642
                                                                              2015   2.554       2.685        11,651
                                                                              2014   2.539       2.554        11,661
                                                                              2013   1.999       2.539        14,394
                                                                              2012   1.659       1.999        17,411
                                                                              2011   1.852       1.659        17,433
                                                                              2010   1.686       1.852        17,457
                                                                              2009   1.205       1.686        35,267
                                                                              2008   1.989       1.205        35,294
                                                                              2007   1.762       1.989        35,047
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   2.397       2.580        13,216
                                                                              2015   2.281       2.397        15,941
                                                                              2014   2.138       2.281        24,084
                                                                              2013   1.672       2.138        65,947
                                                                              2012   1.443       1.672        70,425
                                                                              2011   1.533       1.443        82,755
                                                                              2010   1.314       1.533        83,843
                                                                              2009   0.958       1.314       144,109
                                                                              2008   1.740       0.958       137,979
                                                                              2007   1.576       1.740       131,007
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   2.079       2.280        19,303
                                                                              2015   2.084       2.079        22,263
                                                                              2014   1.916       2.084        25,166
                                                                              2013   1.460       1.916        32,758
                                                                              2012   1.264       1.460        36,077
                                                                              2011   1.310       1.264        40,996
                                                                              2010   1.196       1.310        43,462
                                                                              2009   0.927       1.196        85,944
                                                                              2008   1.517       0.927        83,230
                                                                              2007   1.469       1.517        86,529
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.507       2.659        15,703
                                                                              2015   2.536       2.507        18,095
                                                                              2014   2.306       2.536        20,441
                                                                              2013   1.789       2.306        22,264
                                                                              2012   1.565       1.789        24,988
                                                                              2011   1.634       1.565        28,687
                                                                              2010   1.420       1.634        30,702
                                                                              2009   1.064       1.420        25,189
                                                                              2008   1.887       1.064        30,492
                                                                              2007   1.633       1.887        30,501
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.930       3.224        10,565
                                                                              2015   3.030       2.930        11,878
                                                                              2014   2.907       3.030        17,690
                                                                              2013   2.176       2.907        27,620
                                                                              2012   1.932       2.176        33,384
                                                                              2011   2.204       1.932        37,181
                                                                              2010   1.744       2.204        37,203
                                                                              2009   1.269       1.744        37,227
                                                                              2008   2.138       1.269        41,866
                                                                              2007   1.885       2.138        44,528
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.493       1.673            --
                                                                              2015   1.633       1.493            --
                                                                              2014   1.588       1.633            --
                                                                              2013   1.418       1.588            --
                                                                              2012   1.280       1.418         4,618
                                                                              2011   1.272       1.280         4,622
                                                                              2010   1.148       1.272         4,627
                                                                              2009   0.861       1.148         4,632
                                                                              2008   1.245       0.861         4,638
                                                                              2007   1.221       1.245            --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.210       2.263         7,967

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.309       2.210        7,974
                                                                                   2014   2.185       2.309        7,981
                                                                                   2013   1.609       2.185        7,989
                                                                                   2012   1.476       1.609       12,975
                                                                                   2011   1.578       1.476       14,436
                                                                                   2010   1.257       1.578       14,457
                                                                                   2009   0.891       1.257       14,479
                                                                                   2008   1.576       0.891       14,502
                                                                                   2007   1.441       1.576       17,926
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.097       2.817           --
                                                                                   2007   2.447       3.097        9,902
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.681       1.771       25,273
                                                                                   2015   1.828       1.681       26,684
                                                                                   2014   2.093       1.828       26,689
                                                                                   2013   1.731       2.093       58,627
                                                                                   2012   1.489       1.731       58,634
                                                                                   2011   1.695       1.489       65,349
                                                                                   2010   1.590       1.695       65,358
                                                                                   2009   1.180       1.590       65,368
                                                                                   2008   2.014       1.180       74,530
                                                                                   2007   1.774       2.014       43,785
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.126       3.445           --
                                                                                   2015   3.064       3.126           --
                                                                                   2014   2.777       3.064           --
                                                                                   2013   2.139       2.777           --
                                                                                   2012   1.860       2.139           --
                                                                                   2011   1.924       1.860           --
                                                                                   2010   1.559       1.924           --
                                                                                   2009   1.098       1.559           --
                                                                                   2008   1.989       1.098           --
                                                                                   2007   1.662       1.989           --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.286       1.369           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.038       1.099           --
                                                                                   2009   0.874       1.038           --
                                                                                   2008   1.514       0.874           --
                                                                                   2007   1.468       1.514           --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.681       2.667       20,224
                                                                                   2015   2.775       2.681       20,408
                                                                                   2014   2.344       2.775       20,586
                                                                                   2013   1.614       2.344       41,831
                                                                                   2012   1.383       1.614       41,994
                                                                                   2011   1.372       1.383       47,143
                                                                                   2010   1.117       1.372       47,150
                                                                                   2009   0.844       1.117       47,158
                                                                                   2008   1.441       0.844       44,969
                                                                                   2007   1.444       1.441       44,981
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.806       1.815           --
                                                                                   2013   1.390       1.806           --
                                                                                   2012   1.230       1.390           --
                                                                                   2011   1.333       1.230           --
                                                                                   2010   1.163       1.333           --
                                                                                   2009   0.914       1.163           --
                                                                                   2008   1.467       0.914           --
                                                                                   2007   1.473       1.467           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.189       2.362           --
                                                                                   2015   2.191       2.189           --
                                                                                   2014   2.008       2.191           --
                                                                                   2013   1.571       2.008           --
                                                                                   2012   1.378       1.571           --
                                                                                   2011   1.366       1.378           --
                                                                                   2010   1.234       1.366           --
                                                                                   2009   1.028       1.234           --
                                                                                   2008   1.479       1.028           --
                                                                                   2007   1.388       1.479           --

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.948       0.933           --
                                                                                    2008   1.367       0.948           --
                                                                                    2007   1.370       1.367           --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.192       1.259           --
                                                                                    2010   1.076       1.192       40,395
                                                                                    2009   0.780       1.076       40,415
                                                                                    2008   1.372       0.780       40,435
                                                                                    2007   1.370       1.372       40,452
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.238       1.344           --
                                                                                    2010   1.125       1.238           --
                                                                                    2009   0.937       1.125           --
                                                                                    2008   1.335       0.937           --
                                                                                    2007   1.276       1.335           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.923       2.174           --
                                                                                    2015   2.044       1.923           --
                                                                                    2014   1.830       2.044           --
                                                                                    2013   1.478       1.830           --
                                                                                    2012   1.316       1.478           --
                                                                                    2011   1.340       1.316           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.697       1.915        8,498
                                                                                    2015   1.807       1.697        8,498
                                                                                    2014   1.619       1.807        8,498
                                                                                    2013   1.310       1.619        8,498
                                                                                    2012   1.169       1.310       43,694
                                                                                    2011   1.104       1.169       43,710
                                                                                    2010   1.001       1.104       43,729
                                                                                    2009   0.830       1.001       43,749
                                                                                    2008   1.299       0.830       43,770
                                                                                    2007   1.254       1.299       43,787
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.245       2.371           --
                                                                                    2015   2.080       2.245           --
                                                                                    2014   1.856       2.080           --
                                                                                    2013   1.369       1.856       19,842
                                                                                    2012   1.158       1.369       19,842
                                                                                    2011   1.185       1.158       24,521
                                                                                    2010   1.097       1.185       24,521
                                                                                    2009   0.784       1.097       24,521
                                                                                    2008   1.272       0.784       24,521
                                                                                    2007   1.228       1.272       24,521
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.085       2.316        9,012
                                                                                    2015   2.183       2.085       10,465
                                                                                    2014   1.988       2.183       10,475
                                                                                    2013   1.528       1.988       10,484
                                                                                    2012   1.334       1.528       10,494
                                                                                    2011   1.293       1.334       10,506
                                                                                    2010   1.201       1.293       10,520
                                                                                    2009   0.981       1.201       10,535
                                                                                    2008   1.550       0.981       10,551
                                                                                    2007   1.518       1.550       10,565
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.583       2.777           --
                                                                                    2015   2.569       2.583           --
                                                                                    2014   2.416       2.569           --
                                                                                    2013   1.789       2.416           --
                                                                                    2012   1.544       1.789           --
                                                                                    2011   1.634       1.544           --
                                                                                    2010   1.356       1.634           --
                                                                                    2009   1.015       1.356           --
                                                                                    2008   1.595       1.015           --
                                                                                    2007   1.514       1.595           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.840       2.954           --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   3.021       2.840           --
                                                                                      2014   2.953       3.021           --
                                                                                      2013   2.042       2.953        2,016
                                                                                      2012   1.740       2.042        2,018
                                                                                      2011   1.745       1.740        2,364
                                                                                      2010   1.418       1.745        2,366
                                                                                      2009   1.010       1.418        2,367
                                                                                      2008   1.733       1.010        5,252
                                                                                      2007   1.602       1.733        5,254
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.902       0.877           --
                                                                                      2008   1.467       0.902           --
                                                                                      2007   1.422       1.467           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.326       1.349           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.970       2.025        2,991
                                                                                      2015   1.980       1.970        3,197
                                                                                      2014   2.021       1.980       11,156
                                                                                      2013   1.882       2.021       16,918
                                                                                      2012   1.624       1.882       17,102
                                                                                      2011   1.613       1.624       13,921
                                                                                      2010   1.407       1.613       13,930
                                                                                      2009   0.895       1.407       13,940
                                                                                      2008   1.300       0.895       11,566
                                                                                      2007   1.318       1.300       11,574
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.979       0.967           --
                                                                                      2010   0.912       0.979       19,950
                                                                                      2009   0.790       0.912       19,233
                                                                                      2008   1.019       0.790       19,233
                                                                                      2007   1.023       1.019       34,065
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.272       1.296           --
                                                                                      2010   1.160       1.272           --
                                                                                      2009   0.989       1.160           --
                                                                                      2008   1.164       0.989           --
                                                                                      2007   1.161       1.164           --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.052       1.047           --
                                                                                      2009   1.068       1.052       68,555
                                                                                      2008   1.059       1.068       57,266
                                                                                      2007   1.027       1.059       57,266
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.482       1.554           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.609       1.716           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.480       1.538           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.657       1.826           --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.141       1.135           --
                                                                                      2015   1.175       1.141           --
                                                                                      2014   1.051       1.175           --
                                                                                      2013   1.030       1.051           --
                                                                                      2012   0.830       1.030           --
                                                                                      2011   0.891       0.830           --
                                                                                      2010   0.780       0.891           --
                                                                                      2009   0.587       0.780           --
                                                                                      2008   1.021       0.587           --
                                                                                      2007   1.219       1.021           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.466       2.568           --
                                                                                      2013   1.943       2.466           --
                                                                                      2012   1.609       1.943           --
                                                                                      2011   1.766       1.609           --
                                                                                      2010   1.638       1.766           --
                                                                                      2009   1.163       1.638           --
                                                                                      2008   2.035       1.163           --
                                                                                      2007   1.587       2.035           --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.722       2.756           --
                                                                              2015   2.879       2.722           --
                                                                              2014   2.560       2.879           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.165       2.308        6,070
                                                                              2015   2.302       2.165        7,088
                                                                              2014   2.478       2.302        8,087
                                                                              2013   1.927       2.478        8,720
                                                                              2012   1.514       1.927       12,312
                                                                              2011   1.790       1.514       13,981
                                                                              2010   1.561       1.790       14,890
                                                                              2009   1.021       1.561       16,938
                                                                              2008   1.752       1.021       16,941
                                                                              2007   1.798       1.752       27,034
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.292       1.467       11,713
                                                                              2015   1.443       1.292       13,678
                                                                              2014   1.339       1.443       15,606
                                                                              2013   1.045       1.339       46,723
                                                                              2012   0.927       1.045       48,926
                                                                              2011   0.979       0.927       58,954
                                                                              2010   0.793       0.979       60,672
                                                                              2009   0.638       0.793       68,925
                                                                              2008   1.059       0.638       61,192
                                                                              2007   1.071       1.059       61,196
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.273       2.496           --
                                                                              2015   2.345       2.273           --
                                                                              2014   2.205       2.345           --
                                                                              2013   1.596       2.205           --
                                                                              2012   1.370       1.596           --
                                                                              2011   1.405       1.370           --
                                                                              2010   1.130       1.405           --
                                                                              2009   0.856       1.130           --
                                                                              2008   1.419       0.856           --
                                                                              2007   1.296       1.419           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.783       2.294           --
                                                                              2015   1.956       1.783           --
                                                                              2014   1.901       1.956           --
                                                                              2013   1.451       1.901           --
                                                                              2012   1.276       1.451           --
                                                                              2011   1.444       1.276           --
                                                                              2010   1.229       1.444           --
                                                                              2009   0.968       1.229           --
                                                                              2008   1.317       0.968           --
                                                                              2007   1.353       1.317           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.772       1.943          531
                                                                              2015   2.092       1.772          531
                                                                              2014   2.276       2.092        5,823
                                                                              2013   2.436       2.276        5,823
                                                                              2012   2.084       2.436        5,823
                                                                              2011   2.608       2.084        5,823
                                                                              2010   2.145       2.608       10,574
                                                                              2009   1.291       2.145       10,576
                                                                              2008   2.821       1.291        9,900
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.831       0.789           --
                                                                              2008   1.473       0.831           --
                                                                              2007   1.339       1.473           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.347       1.347           --
                                                                              2015   1.347       1.347           --
                                                                              2014   1.347       1.347           --
                                                                              2013   1.269       1.347           --
                                                                              2012   1.056       1.269           --
                                                                              2011   1.153       1.056           --
                                                                              2010   1.103       1.153           --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.538       1.613           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.141       2.280           --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.085       2.141           --
                                                                               2014   1.867       2.085           --
                                                                               2013   1.415       1.867           --
                                                                               2012   1.268       1.415           --
                                                                               2011   1.287       1.268           --
                                                                               2010   1.163       1.287           --
                                                                               2009   0.992       1.163           --
                                                                               2008   1.610       0.992           --
                                                                               2007   1.599       1.610           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.243       1.332           --
                                                                               2015   1.291       1.243           --
                                                                               2014   1.249       1.291           --
                                                                               2013   0.981       1.249           --
                                                                               2012   0.855       0.981           --
                                                                               2011   1.000       0.855           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.246       1.607           --
                                                                               2015   1.339       1.246           --
                                                                               2014   1.339       1.339       10,744
                                                                               2013   1.029       1.339       10,744
                                                                               2012   0.887       1.029       10,744
                                                                               2011   0.991       0.887       10,744
                                                                               2010   0.841       0.991       10,744
                                                                               2009   0.676       0.841       10,744
                                                                               2008   0.980       0.676       19,439
                                                                               2007   1.028       0.980       19,443
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.770       1.725           --
                                                                               2015   1.833       1.770           --
                                                                               2014   2.003       1.833           --
                                                                               2013   1.708       2.003           --
                                                                               2012   1.489       1.708           --
                                                                               2011   1.696       1.489           --
                                                                               2010   1.549       1.696           --
                                                                               2009   1.197       1.549           --
                                                                               2008   2.113       1.197           --
                                                                               2007   2.014       2.113           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.078       1.168           --
                                                                               2012   1.041       1.078           --
                                                                               2011   1.118       1.041           --
                                                                               2010   0.926       1.118           --
                                                                               2009   0.689       0.926           --
                                                                               2008   1.135       0.689           --
                                                                               2007   1.282       1.135           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.382       1.362           --
                                                                               2015   1.352       1.382           --
                                                                               2014   1.347       1.352           --
                                                                               2013   1.078       1.347           --
                                                                               2012   0.905       1.078       32,733
                                                                               2011   1.005       0.905       32,733
                                                                               2010   0.881       1.005       32,733
                                                                               2009   0.641       0.881       32,733
                                                                               2008   1.097       0.641       32,733
                                                                               2007   1.050       1.097       32,733
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.398       1.446           --
                                                                               2015   1.465       1.398           --
                                                                               2014   1.444       1.465           --
                                                                               2013   1.614       1.444       13,109
                                                                               2012   1.501       1.614       16,140
                                                                               2011   1.370       1.501        4,347
                                                                               2010   1.290       1.370        4,353
                                                                               2009   1.109       1.290        4,359
                                                                               2008   1.208       1.109        4,366
                                                                               2007   1.141       1.208           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.683       1.698       11,281

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.712       1.683        13,173
                                                                          2014   1.671       1.712        15,030
                                                                          2013   1.733       1.671        49,357
                                                                          2012   1.613       1.733        51,628
                                                                          2011   1.590       1.613        34,785
                                                                          2010   1.495       1.590        36,558
                                                                          2009   1.343       1.495        12,290
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.994       2.005            --
                                                                          2015   2.026       1.994            --
                                                                          2014   1.854       2.026            --
                                                                          2013   1.417       1.854            --
                                                                          2012   1.304       1.417            --
                                                                          2011   1.389       1.304            --
                                                                          2010   1.216       1.389            --
                                                                          2009   0.998       1.216            --
                                                                          2008   1.512       0.998            --
                                                                          2007   1.464       1.512         5,796
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.175       1.296            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.856       1.902            --
                                                                          2015   1.913       1.856            --
                                                                          2014   1.860       1.913            --
                                                                          2013   1.863       1.860            --
                                                                          2012   1.698       1.863         4,240
                                                                          2011   1.667       1.698         4,244
                                                                          2010   1.511       1.667         4,249
                                                                          2009   1.155       1.511         4,254
                                                                          2008   1.316       1.155         4,259
                                                                          2007   1.255       1.316            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.396       1.592        19,317
                                                                          2015   1.473       1.396        19,323
                                                                          2014   1.323       1.473        19,329
                                                                          2013   1.006       1.323        19,335
                                                                          2012   0.867       1.006        23,847
                                                                          2011   0.919       0.867        26,055
                                                                          2010   0.799       0.919        26,075
                                                                          2009   0.686       0.799        26,096
                                                                          2008   1.096       0.686        26,119
                                                                          2007   1.075       1.096        60,849
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.880       2.145            --
                                                                          2015   1.981       1.880            --
                                                                          2014   1.817       1.981            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.347       1.363           871
                                                                          2015   1.364       1.347         1,890
                                                                          2014   1.297       1.364         2,606
                                                                          2013   1.332       1.297         2,217
                                                                          2012   1.261       1.332         2,221
                                                                          2011   1.206       1.261         2,226
                                                                          2010   1.134       1.206         2,231
                                                                          2009   1.055       1.134         2,236
                                                                          2008   1.113       1.055         2,241
                                                                          2007   1.067       1.113            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.786       1.757            --
                                                                          2015   1.709       1.786            --
                                                                          2014   1.597       1.709            --
                                                                          2013   1.210       1.597            --
                                                                          2012   1.076       1.210            --
                                                                          2011   1.202       1.076            --
                                                                          2010   1.020       1.202            --
                                                                          2009   0.811       1.020            --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.376       1.356         6,512
                                                                          2015   1.400       1.376         7,605
                                                                          2014   1.424       1.400       374,049
                                                                          2013   1.448       1.424        61,624
                                                                          2012   1.473       1.448        62,839
                                                                          2011   1.499       1.473        66,808
                                                                          2010   1.516       1.499        47,334

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.753       0.744           --
                                                                                 2008   1.281       0.753           --
                                                                                 2007   1.304       1.281           --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.728       0.760           --
                                                                                 2008   1.342       0.728           --
                                                                                 2007   1.314       1.342           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.173       1.291           --
                                                                                 2012   1.032       1.173        3,643
                                                                                 2011   1.119       1.032        3,646
                                                                                 2010   0.995       1.119        3,650
                                                                                 2009   0.831       0.995        3,654
                                                                                 2008   1.387       0.831        3,659
                                                                                 2007   1.355       1.387           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.083       2.156           --
                                                                                 2015   2.061       2.083           --
                                                                                 2014   1.888       2.061           --
                                                                                 2013   1.448       1.888           --
                                                                                 2012   1.328       1.448           --
                                                                                 2011   1.395       1.328           --
                                                                                 2010   1.232       1.395           --
                                                                                 2009   0.839       1.232           --
                                                                                 2008   1.574       0.839           --
                                                                                 2007   1.329       1.574           --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.456       2.419           --
                                                                                 2015   2.255       2.456           --
                                                                                 2014   2.103       2.255           --
                                                                                 2013   1.562       2.103           --
                                                                                 2012   1.372       1.562           --
                                                                                 2011   1.388       1.372           --
                                                                                 2010   1.265       1.388           --
                                                                                 2009   0.919       1.265           --
                                                                                 2008   1.387       0.919           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.755       1.847        5,803
                                                                                 2015   1.748       1.755        5,803
                                                                                 2014   1.611       1.748        5,803
                                                                                 2013   1.229       1.611        5,803
                                                                                 2012   1.110       1.229       40,361
                                                                                 2011   1.256       1.110       40,377
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.926       1.003           --
                                                                                 2010   0.814       0.926           --
                                                                                 2009   0.630       0.814           --
                                                                                 2008   1.076       0.630           --
                                                                                 2007   1.060       1.076           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.309       1.345        1,179
                                                                                 2015   1.339       1.309        2,558
                                                                                 2014   1.304       1.339        3,527
                                                                                 2013   1.271       1.304           --
                                                                                 2012   1.185       1.271           --
                                                                                 2011   1.167       1.185           --
                                                                                 2010   1.079       1.167           --
                                                                                 2009   0.910       1.079           --
                                                                                 2008   1.081       0.910           --
                                                                                 2007   1.042       1.081           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.322       1.379           --
                                                                                 2015   1.360       1.322           --
                                                                                 2014   1.318       1.360           --
                                                                                 2013   1.209       1.318           --
                                                                                 2012   1.103       1.209           --
                                                                                 2011   1.110       1.103           --
                                                                                 2010   1.013       1.110           --
                                                                                 2009   0.833       1.013           --
                                                                                 2008   1.080       0.833           --
                                                                                 2007   1.049       1.080           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.318       1.388           --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.358
                                                                                           2014   1.314
                                                                                           2013   1.133
                                                                                           2012   1.018
                                                                                           2011   1.050
                                                                                           2010   0.943
                                                                                           2009   0.758
                                                                                           2008   1.081
                                                                                           2007   1.054
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.294
                                                                                           2015   1.339
                                                                                           2014   1.294
                                                                                           2013   1.059
                                                                                           2012   0.934
                                                                                           2011   0.987
                                                                                           2010   0.875
                                                                                           2009   0.689
                                                                                           2008   1.081
                                                                                           2007   1.059
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   5.871
                                                                                           2015   5.917
                                                                                           2014   5.322
                                                                                           2013   4.110
                                                                                           2012   3.622
                                                                                           2011   3.625
                                                                                           2010   3.220
                                                                                           2009   2.619
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.742
                                                                                           2015   1.778
                                                                                           2014   1.668
                                                                                           2013   1.428
                                                                                           2012   1.305
                                                                                           2011   1.299
                                                                                           2010   1.202
                                                                                           2009   1.033
                                                                                           2008   1.353
                                                                                           2007   1.321
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.341
                                                                                           2015   2.385
                                                                                           2014   2.189
                                                                                           2013   1.640
                                                                                           2012   1.431
                                                                                           2011   1.443
                                                                                           2010   1.317
                                                                                           2009   1.109
                                                                                           2008   1.480
                                                                                           2007   1.398
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.893
                                                                                           2015   1.742
                                                                                           2014   1.628
                                                                                           2013   1.194
                                                                                           2012   1.023
                                                                                           2011   1.055
                                                                                           2010   0.919
                                                                                           2009   0.653
                                                                                           2008   1.146
                                                                                           2007   1.068
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.421
                                                                                           2015   1.475
                                                                                           2014   1.425
                                                                                           2013   1.438
                                                                                           2012   1.314
                                                                                           2011   1.297
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.114
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.198
                                                                                           2008   1.163
                                                                                           2007   1.088



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.318           --
                                                                                           1.358           --
                                                                                           1.314        4,551
                                                                                           1.133        4,559
                                                                                           1.018        4,568
                                                                                           1.050        4,578
                                                                                           0.943        4,589
                                                                                           0.758        4,600
                                                                                           1.081           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.376           --
                                                                                           1.294           --
                                                                                           1.339           --
                                                                                           1.294           --
                                                                                           1.059           --
                                                                                           0.934           --
                                                                                           0.987           --
                                                                                           0.875           --
                                                                                           0.689           --
                                                                                           1.081           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 6.429           --
                                                                                           5.871           --
                                                                                           5.917           --
                                                                                           5.322           --
                                                                                           4.110           --
                                                                                           3.622           --
                                                                                           3.625           --
                                                                                           3.220           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.866        5,013
                                                                                           1.742        6,676
                                                                                           1.778        7,846
                                                                                           1.668       35,398
                                                                                           1.428       68,516
                                                                                           1.305       68,565
                                                                                           1.299       68,621
                                                                                           1.202       68,680
                                                                                           1.033       68,741
                                                                                           1.353       68,795
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.633           --
                                                                                           2.341           --
                                                                                           2.385           --
                                                                                           2.189           --
                                                                                           1.640           --
                                                                                           1.431           --
                                                                                           1.443           --
                                                                                           1.317           --
                                                                                           1.109           --
                                                                                           1.480       58,141
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.890           --
                                                                                           1.893           --
                                                                                           1.742           --
                                                                                           1.628           --
                                                                                           1.194           --
                                                                                           1.023           --
                                                                                           1.055           --
                                                                                           0.919           --
                                                                                           0.653           --
                                                                                           1.146           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.514           --
                                                                                           1.421           --
                                                                                           1.475           --
                                                                                           1.425           --
                                                                                           1.438           --
                                                                                           1.314           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.136           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.344           --
                                                                                           1.198           --
                                                                                           1.163       55,696

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.871       2.024    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   1.864       1.990    --





                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   0.889       0.445             --
                                                                            2007   0.774       0.889      1,041,877
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.175       2.150      2,077,696
                                                                            2015   2.071       2.175      2,845,368
                                                                            2014   2.061       2.071      3,329,635
                                                                            2013   1.624       2.061      3,809,371
                                                                            2012   1.350       1.624      4,732,443
                                                                            2011   1.508       1.350      6,151,961
                                                                            2010   1.374       1.508      8,005,924
                                                                            2009   0.983       1.374      8,358,849
                                                                            2008   1.625       0.983      9,904,128
                                                                            2007   1.440       1.625     14,761,971
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.007       2.159      3,497,300
                                                                            2015   1.913       2.007      4,312,658
                                                                            2014   1.795       1.913      5,064,325
                                                                            2013   1.405       1.795      6,800,227
                                                                            2012   1.213       1.405      7,803,269
                                                                            2011   1.290       1.213      9,606,858
                                                                            2010   1.107       1.290     11,813,895
                                                                            2009   0.808       1.107     12,533,254
                                                                            2008   1.469       0.808     14,114,485
                                                                            2007   1.332       1.469     18,474,159
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.060       2.256      4,320,042
                                                                            2015   2.067       2.060      5,669,783
                                                                            2014   1.902       2.067      6,691,963
                                                                            2013   1.451       1.902      7,865,934
                                                                            2012   1.257       1.451      9,735,263
                                                                            2011   1.304       1.257     11,792,189
                                                                            2010   1.192       1.304     14,777,370
                                                                            2009   0.924       1.192     15,672,225
                                                                            2008   1.514       0.924     16,700,137
                                                                            2007   1.468       1.514     22,213,469
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.187       2.318        173,003
                                                                            2015   2.214       2.187        267,737
                                                                            2014   2.016       2.214        272,729
                                                                            2013   1.565       2.016        426,896
                                                                            2012   1.370       1.565        737,655
                                                                            2011   1.433       1.370        766,816
                                                                            2010   1.246       1.433        939,784
                                                                            2009   0.935       1.246      1,225,989
                                                                            2008   1.659       0.935      1,360,538
                                                                            2007   1.438       1.659      1,454,185
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   2.970       3.265        121,254
                                                                            2015   3.074       2.970        168,702
                                                                            2014   2.952       3.074        205,753
                                                                            2013   2.212       2.952        209,998
                                                                            2012   1.966       2.212        247,453
                                                                            2011   2.245       1.966        268,952
                                                                            2010   1.778       2.245        479,090
                                                                            2009   1.295       1.778        579,181
                                                                            2008   2.184       1.295        596,038
                                                                            2007   1.928       2.184        727,130

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)........................... 2016   1.477       1.654       930,372
                                                                                   2015   1.618       1.477     1,072,679
                                                                                   2014   1.575       1.618     1,344,908
                                                                                   2013   1.407       1.575     1,621,149
                                                                                   2012   1.272       1.407     1,816,526
                                                                                   2011   1.265       1.272     1,899,427
                                                                                   2010   1.143       1.265     1,890,757
                                                                                   2009   0.858       1.143     1,644,705
                                                                                   2008   1.242       0.858       535,237
                                                                                   2007   1.219       1.242       735,853
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   1.384       1.416        38,513
                                                                                   2015   1.448       1.384        57,674
                                                                                   2014   1.372       1.448        57,850
                                                                                   2013   1.011       1.372        65,466
                                                                                   2012   0.928       1.011        66,373
                                                                                   2011   0.993       0.928        84,037
                                                                                   2010   0.792       0.993        96,314
                                                                                   2009   0.562       0.792       171,154
                                                                                   2008   0.995       0.562       232,730
                                                                                   2007   0.911       0.995       323,785
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.523       3.203            --
                                                                                   2007   2.785       3.523       482,955
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.288       1.356       282,490
                                                                                   2015   1.403       1.288       378,643
                                                                                   2014   1.607       1.403       374,414
                                                                                   2013   1.331       1.607       507,549
                                                                                   2012   1.146       1.331       512,438
                                                                                   2011   1.306       1.146       636,429
                                                                                   2010   1.226       1.306       876,014
                                                                                   2009   0.911       1.226     1,145,503
                                                                                   2008   1.556       0.911     1,295,980
                                                                                   2007   1.372       1.556     1,835,935
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   1.008       1.110        36,946
                                                                                   2015   0.989       1.008        35,591
                                                                                   2014   0.897       0.989        76,144
                                                                                   2013   0.692       0.897        89,615
                                                                                   2012   0.602       0.692        92,503
                                                                                   2011   0.624       0.602       107,795
                                                                                   2010   0.506       0.624       124,798
                                                                                   2009   0.357       0.506       291,789
                                                                                   2008   0.647       0.357       314,752
                                                                                   2007   0.541       0.647       481,515
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.941       1.001            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.253       1.326            --
                                                                                   2009   1.056       1.253       318,122
                                                                                   2008   1.832       1.056       328,234
                                                                                   2007   1.778       1.832       363,116
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.642       2.626     1,213,790
                                                                                   2015   2.738       2.642     1,345,006
                                                                                   2014   2.315       2.738     1,545,136
                                                                                   2013   1.595       2.315     1,731,058
                                                                                   2012   1.368       1.595     1,760,309
                                                                                   2011   1.359       1.368     2,113,637
                                                                                   2010   1.107       1.359     3,443,629
                                                                                   2009   0.838       1.107     4,057,265
                                                                                   2008   1.431       0.838     4,501,693
                                                                                   2007   1.436       1.431     5,135,041
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.860       1.868            --

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2013   1.433       1.860     2,547,444
                                                                                    2012   1.269       1.433     2,735,962
                                                                                    2011   1.377       1.269     3,112,214
                                                                                    2010   1.202       1.377     4,366,930
                                                                                    2009   0.946       1.202     4,903,108
                                                                                    2008   1.519       0.946     5,443,793
                                                                                    2007   1.528       1.519     6,644,107
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   1.845       1.989       613,877
                                                                                    2015   1.849       1.845       716,440
                                                                                    2014   1.696       1.849       878,431
                                                                                    2013   1.328       1.696     1,035,781
                                                                                    2012   1.166       1.328     1,125,658
                                                                                    2011   1.157       1.166     1,189,973
                                                                                    2010   1.046       1.157     1,811,219
                                                                                    2009   0.872       1.046     2,099,812
                                                                                    2008   1.257       0.872     2,072,257
                                                                                    2007   1.180       1.257     2,788,257
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   1.136       1.118            --
                                                                                    2008   1.640       1.136       210,239
                                                                                    2007   1.643       1.640       211,669
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.433       1.513            --
                                                                                    2010   1.295       1.433       438,012
                                                                                    2009   0.940       1.295       528,524
                                                                                    2008   1.654       0.940       697,292
                                                                                    2007   1.654       1.654       812,549
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   0.875       0.950            --
                                                                                    2010   0.796       0.875       227,316
                                                                                    2009   0.664       0.796       247,980
                                                                                    2008   0.947       0.664       252,486
                                                                                    2007   0.906       0.947       284,921
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.353       1.528        71,141
                                                                                    2015   1.440       1.353        71,141
                                                                                    2014   1.290       1.440        71,141
                                                                                    2013   1.043       1.290        71,141
                                                                                    2012   0.930       1.043        71,141
                                                                                    2011   0.947       0.930       138,900
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.910       2.154       910,148
                                                                                    2015   2.036       1.910       883,559
                                                                                    2014   1.826       2.036       902,414
                                                                                    2013   1.479       1.826       954,102
                                                                                    2012   1.321       1.479       965,213
                                                                                    2011   1.248       1.321     1,067,917
                                                                                    2010   1.134       1.248     1,221,499
                                                                                    2009   0.941       1.134     1,474,075
                                                                                    2008   1.473       0.941     1,921,719
                                                                                    2007   1.424       1.473     2,530,804
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.741       1.836       867,762
                                                                                    2015   1.614       1.741       919,730
                                                                                    2014   1.442       1.614     1,016,758
                                                                                    2013   1.065       1.442     1,169,980
                                                                                    2012   0.901       1.065     1,211,574
                                                                                    2011   0.923       0.901     1,353,400
                                                                                    2010   0.856       0.923     1,702,128
                                                                                    2009   0.612       0.856     2,036,450
                                                                                    2008   0.994       0.612     2,420,091
                                                                                    2007   0.961       0.994     3,008,124
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.908       2.117       774,139
                                                                                    2015   2.000       1.908       859,543
                                                                                    2014   1.823       2.000       895,601
                                                                                    2013   1.402       1.823       855,081
                                                                                    2012   1.225       1.402       964,826
                                                                                    2011   1.189       1.225     1,153,663
                                                                                    2010   1.106       1.189     1,346,182
                                                                                    2009   0.904       1.106     1,519,990
                                                                                    2008   1.430       0.904     2,036,064
                                                                                    2007   1.401       1.430     2,333,864
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.664       2.861       283,993

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.652       2.664        303,822
                                                                                      2014   2.497       2.652        334,681
                                                                                      2013   1.851       2.497        382,848
                                                                                      2012   1.599       1.851        407,097
                                                                                      2011   1.694       1.599        443,207
                                                                                      2010   1.407       1.694        519,542
                                                                                      2009   1.054       1.407        677,164
                                                                                      2008   1.658       1.054        745,255
                                                                                      2007   1.575       1.658        899,310
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   2.700       2.806        142,154
                                                                                      2015   2.875       2.700        152,533
                                                                                      2014   2.813       2.875        188,337
                                                                                      2013   1.947       2.813        191,893
                                                                                      2012   1.660       1.947        251,983
                                                                                      2011   1.667       1.660        299,632
                                                                                      2010   1.356       1.667        498,855
                                                                                      2009   0.967       1.356        572,442
                                                                                      2008   1.661       0.967        635,706
                                                                                      2007   1.537       1.661        711,266
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.620       0.603             --
                                                                                      2008   1.009       0.620        922,723
                                                                                      2007   0.980       1.009      1,032,421
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.592       1.619             --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.824       1.873        381,787
                                                                                      2015   1.835       1.824        368,996
                                                                                      2014   1.875       1.835        419,917
                                                                                      2013   1.748       1.875        506,060
                                                                                      2012   1.510       1.748        546,302
                                                                                      2011   1.501       1.510        581,330
                                                                                      2010   1.310       1.501        807,748
                                                                                      2009   0.834       1.310        753,037
                                                                                      2008   1.213       0.834        824,852
                                                                                      2007   1.231       1.213      1,064,894
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.972       0.959             --
                                                                                      2010   0.906       0.972          5,385
                                                                                      2009   0.786       0.906          5,385
                                                                                      2008   1.015       0.786          5,385
                                                                                      2007   1.020       1.015         23,201
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.380       1.407             --
                                                                                      2010   1.260       1.380        484,006
                                                                                      2009   1.075       1.260        531,343
                                                                                      2008   1.267       1.075        544,451
                                                                                      2007   1.265       1.267        810,237
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.105       1.098             --
                                                                                      2009   1.122       1.105      7,872,747
                                                                                      2008   1.114       1.122     12,136,271
                                                                                      2007   1.081       1.114      3,870,246
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.524       1.598             --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.245       1.328             --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.604       1.666             --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.793       1.975             --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.130       1.122        207,190

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.165       1.130       272,178
                                                                              2014   1.043       1.165       364,504
                                                                              2013   1.024       1.043       419,051
                                                                              2012   0.825       1.024       372,605
                                                                              2011   0.887       0.825       346,920
                                                                              2010   0.777       0.887       385,198
                                                                              2009   0.585       0.777       369,314
                                                                              2008   1.020       0.585       502,619
                                                                              2007   1.218       1.020       566,490
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   1.035       1.078            --
                                                                              2013   0.816       1.035       344,642
                                                                              2012   0.677       0.816       286,388
                                                                              2011   0.744       0.677       303,541
                                                                              2010   0.690       0.744       358,293
                                                                              2009   0.491       0.690       581,308
                                                                              2008   0.859       0.491       644,062
                                                                              2007   0.671       0.859       631,493
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   1.140       1.154       540,382
                                                                              2015   1.207       1.140       554,139
                                                                              2014   1.074       1.207       579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.360       1.448       381,714
                                                                              2015   1.447       1.360       337,429
                                                                              2014   1.560       1.447       319,543
                                                                              2013   1.214       1.560       325,080
                                                                              2012   0.955       1.214       284,269
                                                                              2011   1.130       0.955       319,098
                                                                              2010   0.986       1.130       416,192
                                                                              2009   0.646       0.986       506,819
                                                                              2008   1.109       0.646       563,404
                                                                              2007   1.139       1.109       698,065
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.279       1.451       236,791
                                                                              2015   1.431       1.279       284,586
                                                                              2014   1.329       1.431       371,084
                                                                              2013   1.038       1.329       417,536
                                                                              2012   0.922       1.038       422,174
                                                                              2011   0.974       0.922       375,963
                                                                              2010   0.790       0.974       404,536
                                                                              2009   0.636       0.790       841,338
                                                                              2008   1.058       0.636       973,382
                                                                              2007   1.071       1.058     1,093,984
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.249       2.468         7,345
                                                                              2015   2.323       2.249        16,632
                                                                              2014   2.186       2.323         5,095
                                                                              2013   1.584       2.186         6,245
                                                                              2012   1.361       1.584         3,780
                                                                              2011   1.397       1.361        29,198
                                                                              2010   1.125       1.397        29,204
                                                                              2009   0.853       1.125        61,008
                                                                              2008   1.415       0.853         9,566
                                                                              2007   1.294       1.415        16,629
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.764       2.268         6,049
                                                                              2015   1.937       1.764        23,642
                                                                              2014   1.884       1.937        15,592
                                                                              2013   1.440       1.884        15,592
                                                                              2012   1.268       1.440        13,235
                                                                              2011   1.436       1.268        13,237
                                                                              2010   1.223       1.436        24,148
                                                                              2009   0.965       1.223        69,316
                                                                              2008   1.314       0.965       135,692
                                                                              2007   1.351       1.314       156,252
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   2.000       2.190       131,970
                                                                              2015   2.362       2.000       190,277
                                                                              2014   2.573       2.362       211,406
                                                                              2013   2.757       2.573       231,461
                                                                              2012   2.361       2.757       250,677
                                                                              2011   2.957       2.361       274,616
                                                                              2010   2.435       2.957       325,595
                                                                              2009   1.467       2.435       343,576
                                                                              2008   3.208       1.467       267,117

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.594       0.564            --
                                                                               2008   1.055       0.594       121,428
                                                                               2007   0.960       1.055       132,352
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.621       1.621            --
                                                                               2015   1.621       1.621            --
                                                                               2014   1.621       1.621            --
                                                                               2013   1.527       1.621            --
                                                                               2012   1.272       1.527       247,083
                                                                               2011   1.390       1.272       281,736
                                                                               2010   1.331       1.390       314,325
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   0.988       1.035            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.363       1.450       251,967
                                                                               2015   1.329       1.363       282,813
                                                                               2014   1.191       1.329       298,032
                                                                               2013   0.904       1.191       347,413
                                                                               2012   0.811       0.904       411,980
                                                                               2011   0.824       0.811       449,174
                                                                               2010   0.745       0.824       613,269
                                                                               2009   0.636       0.745       907,154
                                                                               2008   1.033       0.636       852,005
                                                                               2007   1.027       1.033       924,596
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.231       1.318        21,076
                                                                               2015   1.279       1.231        23,331
                                                                               2014   1.240       1.279        55,467
                                                                               2013   0.974       1.240        54,940
                                                                               2012   0.850       0.974        28,205
                                                                               2011   0.995       0.850        43,903
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.234       1.590       265,818
                                                                               2015   1.328       1.234       303,336
                                                                               2014   1.329       1.328       376,375
                                                                               2013   1.022       1.329       389,476
                                                                               2012   0.882       1.022       427,655
                                                                               2011   0.986       0.882       558,276
                                                                               2010   0.838       0.986       670,065
                                                                               2009   0.674       0.838       796,549
                                                                               2008   0.979       0.674       848,317
                                                                               2007   1.027       0.979       938,230
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.291       1.257       100,379
                                                                               2015   1.338       1.291       117,583
                                                                               2014   1.464       1.338       120,232
                                                                               2013   1.250       1.464       118,521
                                                                               2012   1.091       1.250       119,732
                                                                               2011   1.244       1.091       121,493
                                                                               2010   1.137       1.244       158,892
                                                                               2009   0.880       1.137       163,462
                                                                               2008   1.554       0.880       222,502
                                                                               2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.070       1.158            --
                                                                               2012   1.035       1.070        27,975
                                                                               2011   1.112       1.035        28,453
                                                                               2010   0.921       1.112        23,507
                                                                               2009   0.686       0.921        23,527
                                                                               2008   1.132       0.686        60,552
                                                                               2007   1.279       1.132        57,590
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.369       1.347       348,544
                                                                               2015   1.341       1.369       505,087
                                                                               2014   1.336       1.341       511,151
                                                                               2013   1.070       1.336       532,322
                                                                               2012   0.900       1.070       175,312
                                                                               2011   1.000       0.900       178,827
                                                                               2010   0.878       1.000       196,019
                                                                               2009   0.640       0.878       259,125
                                                                               2008   1.096       0.640       225,877
                                                                               2007   1.050       1.096       207,391
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.378       1.424       215,155

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.445       1.378       333,395
                                                                          2014   1.426       1.445       394,121
                                                                          2013   1.596       1.426       525,715
                                                                          2012   1.486       1.596       764,365
                                                                          2011   1.357       1.486       827,350
                                                                          2010   1.279       1.357     1,032,327
                                                                          2009   1.101       1.279     1,073,849
                                                                          2008   1.200       1.101       950,841
                                                                          2007   1.135       1.200       598,799
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.118       2.129            --
                                                                          2015   2.155       2.118        55,911
                                                                          2014   1.974       2.155        83,222
                                                                          2013   1.510       1.974        92,454
                                                                          2012   1.391       1.510        83,395
                                                                          2011   1.483       1.391        82,142
                                                                          2010   1.300       1.483       136,860
                                                                          2009   1.068       1.300       241,072
                                                                          2008   1.619       1.068         3,861
                                                                          2007   1.570       1.619         4,709
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.173       1.294            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.103       2.154            --
                                                                          2015   2.169       2.103       565,286
                                                                          2014   2.112       2.169       680,831
                                                                          2013   2.118       2.112       899,508
                                                                          2012   1.932       2.118       898,351
                                                                          2011   1.898       1.932       863,598
                                                                          2010   1.723       1.898     1,080,318
                                                                          2009   1.318       1.723     1,008,270
                                                                          2008   1.503       1.318       288,029
                                                                          2007   1.435       1.503       294,839
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.383       1.575       252,434
                                                                          2015   1.460       1.383       328,484
                                                                          2014   1.313       1.460       353,365
                                                                          2013   0.999       1.313       432,650
                                                                          2012   0.862       0.999       436,204
                                                                          2011   0.915       0.862       463,076
                                                                          2010   0.796       0.915       620,347
                                                                          2009   0.684       0.796       681,277
                                                                          2008   1.094       0.684       846,903
                                                                          2007   1.074       1.094     1,049,874
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.932       2.202     1,962,754
                                                                          2015   2.038       1.932     2,156,641
                                                                          2014   1.871       2.038     2,340,729
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.532       1.549       210,859
                                                                          2015   1.553       1.532       294,267
                                                                          2014   1.478       1.553       314,341
                                                                          2013   1.519       1.478       355,593
                                                                          2012   1.441       1.519       371,769
                                                                          2011   1.378       1.441       381,350
                                                                          2010   1.297       1.378       574,484
                                                                          2009   1.208       1.297       561,066
                                                                          2008   1.276       1.208       694,292
                                                                          2007   1.224       1.276       896,033
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   0.966       0.951     2,337,733
                                                                          2015   0.984       0.966     1,084,066
                                                                          2014   1.002       0.984     1,425,711
                                                                          2013   1.020       1.002     2,419,719
                                                                          2012   1.039       1.020     3,404,050
                                                                          2011   1.057       1.039     4,580,648
                                                                          2010   1.070       1.057     4,227,165
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.424       0.419            --
                                                                          2008   0.723       0.424       460,070
                                                                          2007   0.737       0.723       486,918
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.460       0.480            --
                                                                          2008   0.849       0.460     1,057,641
                                                                          2007   0.832       0.849     1,317,625

                        VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.157       1.273            --
                                                                                 2012   1.019       1.157       253,269
                                                                                 2011   1.107       1.019       290,991
                                                                                 2010   0.985       1.107       382,764
                                                                                 2009   0.824       0.985       533,193
                                                                                 2008   1.375       0.824       590,695
                                                                                 2007   1.345       1.375       755,426
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.901       0.932       266,814
                                                                                 2015   0.893       0.901       347,848
                                                                                 2014   0.818       0.893       365,354
                                                                                 2013   0.628       0.818       415,398
                                                                                 2012   0.577       0.628       443,942
                                                                                 2011   0.607       0.577       488,692
                                                                                 2010   0.536       0.607       571,866
                                                                                 2009   0.366       0.536       736,319
                                                                                 2008   0.686       0.366       864,473
                                                                                 2007   0.580       0.686     1,013,548
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   1.493       1.469       181,750
                                                                                 2015   1.372       1.493       310,277
                                                                                 2014   1.281       1.372       318,185
                                                                                 2013   0.952       1.281       378,345
                                                                                 2012   0.837       0.952       403,236
                                                                                 2011   0.848       0.837       445,343
                                                                                 2010   0.774       0.848       750,686
                                                                                 2009   0.563       0.774       818,103
                                                                                 2008   0.850       0.563       881,884
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.402       1.426        96,087
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   2.100       2.208       212,044
                                                                                 2015   2.093       2.100       212,174
                                                                                 2014   1.931       2.093       212,753
                                                                                 2013   1.475       1.931       213,369
                                                                                 2012   1.333       1.475       379,592
                                                                                 2011   1.510       1.333       428,655
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.922       0.998            --
                                                                                 2010   0.811       0.922       145,659
                                                                                 2009   0.628       0.811       121,020
                                                                                 2008   1.074       0.628        14,940
                                                                                 2007   1.059       1.074        50,324
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.296       1.331        39,559
                                                                                 2015   1.327       1.296        27,274
                                                                                 2014   1.294       1.327       128,015
                                                                                 2013   1.263       1.294       166,203
                                                                                 2012   1.178       1.263       354,412
                                                                                 2011   1.161       1.178       151,715
                                                                                 2010   1.075       1.161       130,170
                                                                                 2009   0.908       1.075       136,767
                                                                                 2008   1.080       0.908       107,000
                                                                                 2007   1.041       1.080       128,604
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.310       1.365        85,979
                                                                                 2015   1.348       1.310        96,352
                                                                                 2014   1.308       1.348       107,359
                                                                                 2013   1.201       1.308       117,042
                                                                                 2012   1.097       1.201       335,706
                                                                                 2011   1.105       1.097       710,030
                                                                                 2010   1.009       1.105       843,380
                                                                                 2009   0.831       1.009       900,683
                                                                                 2008   1.079       0.831       221,749
                                                                                 2007   1.048       1.079       450,376
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.305       1.373       449,060
                                                                                 2015   1.346       1.305       788,431
                                                                                 2014   1.304       1.346       948,787
                                                                                 2013   1.126       1.304     1,078,022
                                                                                 2012   1.012       1.126     1,089,285
                                                                                 2011   1.045       1.012     1,259,247
                                                                                 2010   0.940       1.045     1,198,334
                                                                                 2009   0.756       0.940     1,218,224
                                                                                 2008   1.079       0.756     1,178,671
                                                                                 2007   1.053       1.079     2,094,626

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.281
                                                                                           2015   1.327
                                                                                           2014   1.284
                                                                                           2013   1.052
                                                                                           2012   0.928
                                                                                           2011   0.982
                                                                                           2010   0.872
                                                                                           2009   0.688
                                                                                           2008   1.079
                                                                                           2007   1.058
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.918
                                                                                           2015   1.960
                                                                                           2014   1.841
                                                                                           2013   1.578
                                                                                           2012   1.443
                                                                                           2011   1.438
                                                                                           2010   1.332
                                                                                           2009   1.146
                                                                                           2008   1.502
                                                                                           2007   1.468
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.301
                                                                                           2015   2.346
                                                                                           2014   2.155
                                                                                           2013   1.617
                                                                                           2012   1.411
                                                                                           2011   1.425
                                                                                           2010   1.302
                                                                                           2009   1.097
                                                                                           2008   1.474
                                                                                           2007   1.395
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.875
                                                                                           2015   1.727
                                                                                           2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.535
                                                                                           2015   1.595
                                                                                           2014   1.543
                                                                                           2013   1.558
                                                                                           2012   1.425
                                                                                           2011   1.408
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.349
                                                                                           2008   1.310
                                                                                           2007   1.227
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.923



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.361        436,822
                                                                                           1.281        438,960
                                                                                           1.327        445,116
                                                                                           1.284        444,558
                                                                                           1.052        424,905
                                                                                           0.928        453,283
                                                                                           0.982        406,162
                                                                                           0.872        452,880
                                                                                           0.688        390,387
                                                                                           1.079        390,395
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.053      2,995,989
                                                                                           1.918      3,728,749
                                                                                           1.960      4,493,268
                                                                                           1.841      5,454,630
                                                                                           1.578      6,525,554
                                                                                           1.443      7,347,226
                                                                                           1.438      9,026,145
                                                                                           1.332      9,491,992
                                                                                           1.146      9,827,561
                                                                                           1.502     11,715,396
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.585             --
                                                                                           2.301             --
                                                                                           2.346             --
                                                                                           2.155             --
                                                                                           1.617             --
                                                                                           1.411             --
                                                                                           1.425             --
                                                                                           1.302             --
                                                                                           1.097             --
                                                                                           1.474        655,898
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.870        186,185
                                                                                           1.875        230,240
                                                                                           1.727        242,936
                                                                                           1.616        296,209
                                                                                           1.186        352,507
                                                                                           1.017        397,828
                                                                                           1.050        591,959
                                                                                           0.916        696,673
                                                                                           0.652        795,275
                                                                                           1.144      1,031,603
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.633        320,841
                                                                                           1.535        296,714
                                                                                           1.595        403,228
                                                                                           1.543        421,956
                                                                                           1.558        434,474
                                                                                           1.425        445,520
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130             --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.393             --
                                                                                           1.349      3,478,390
                                                                                           1.310      3,699,723
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490             --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.052             --





                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.441       0.722           --
                                                                       2007   1.255       1.441        4,474

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   2.635       2.603        93,351
                                                                              2015   2.510       2.635       101,056
                                                                              2014   2.499       2.510        78,160
                                                                              2013   1.971       2.499        91,705
                                                                              2012   1.638       1.971       164,491
                                                                              2011   1.832       1.638       170,582
                                                                              2010   1.670       1.832       228,142
                                                                              2009   1.195       1.670       227,881
                                                                              2008   1.976       1.195       196,025
                                                                              2007   1.753       1.976       322,640
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   2.353       2.529       146,275
                                                                              2015   2.243       2.353       154,435
                                                                              2014   2.105       2.243        67,236
                                                                              2013   1.648       2.105       175,341
                                                                              2012   1.425       1.648       280,801
                                                                              2011   1.516       1.425       294,277
                                                                              2010   1.301       1.516       311,824
                                                                              2009   0.951       1.301       328,613
                                                                              2008   1.729       0.951       360,971
                                                                              2007   1.568       1.729       501,271
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   2.041       2.234       122,237
                                                                              2015   2.049       2.041       180,028
                                                                              2014   1.887       2.049       216,736
                                                                              2013   1.440       1.887       396,547
                                                                              2012   1.248       1.440       478,951
                                                                              2011   1.295       1.248       524,662
                                                                              2010   1.184       1.295       694,442
                                                                              2009   0.919       1.184       736,770
                                                                              2008   1.507       0.919       805,816
                                                                              2007   1.461       1.507     1,935,341
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.461       2.607        14,978
                                                                              2015   2.493       2.461        15,707
                                                                              2014   2.271       2.493        18,313
                                                                              2013   1.764       2.271        70,878
                                                                              2012   1.545       1.764        90,760
                                                                              2011   1.616       1.545        93,494
                                                                              2010   1.406       1.616       107,554
                                                                              2009   1.056       1.406       102,403
                                                                              2008   1.874       1.056       115,571
                                                                              2007   1.625       1.874       172,925
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.876       3.160        38,094
                                                                              2015   2.979       2.876        47,782
                                                                              2014   2.862       2.979        26,860
                                                                              2013   2.145       2.862        60,692
                                                                              2012   1.908       2.145        80,263
                                                                              2011   2.180       1.908        75,864
                                                                              2010   1.727       2.180        92,913
                                                                              2009   1.259       1.727        98,387
                                                                              2008   2.124       1.259       124,459
                                                                              2007   1.876       2.124       235,956
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.469       1.644        14,851
                                                                              2015   1.610       1.469        15,502
                                                                              2014   1.568       1.610        16,221
                                                                              2013   1.402       1.568       137,004
                                                                              2012   1.268       1.402       109,834
                                                                              2011   1.261       1.268       113,916
                                                                              2010   1.140       1.261       119,159
                                                                              2009   0.857       1.140       107,366
                                                                              2008   1.240       0.857        59,634
                                                                              2007   1.218       1.240        83,538
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.169       2.218        21,280

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.270       2.169        21,777
                                                                                   2014   2.151       2.270        24,220
                                                                                   2013   1.586       2.151        12,593
                                                                                   2012   1.458       1.586        22,374
                                                                                   2011   1.560       1.458        23,065
                                                                                   2010   1.245       1.560        23,789
                                                                                   2009   0.884       1.245        24,110
                                                                                   2008   1.565       0.884        25,006
                                                                                   2007   1.434       1.565        26,045
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.077       2.797            --
                                                                                   2007   2.434       3.077       192,608
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.650       1.736        69,947
                                                                                   2015   1.797       1.650        72,451
                                                                                   2014   2.060       1.797        34,462
                                                                                   2013   1.707       2.060        43,238
                                                                                   2012   1.471       1.707        63,458
                                                                                   2011   1.676       1.471        66,097
                                                                                   2010   1.575       1.676        67,390
                                                                                   2009   1.171       1.575        84,431
                                                                                   2008   2.001       1.171        98,471
                                                                                   2007   1.765       2.001       120,426
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.069       3.377            --
                                                                                   2015   3.012       3.069            --
                                                                                   2014   2.734       3.012            --
                                                                                   2013   2.109       2.734            --
                                                                                   2012   1.837       2.109            --
                                                                                   2011   1.902       1.837            --
                                                                                   2010   1.544       1.902            --
                                                                                   2009   1.089       1.544            --
                                                                                   2008   1.976       1.089            --
                                                                                   2007   1.653       1.976            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.280       1.361            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.028       1.088            --
                                                                                   2009   0.867       1.028       163,599
                                                                                   2008   1.504       0.867       167,784
                                                                                   2007   1.461       1.504       472,646
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.631       2.614        27,783
                                                                                   2015   2.728       2.631        36,234
                                                                                   2014   2.308       2.728        77,438
                                                                                   2013   1.591       2.308        90,275
                                                                                   2012   1.365       1.591       157,067
                                                                                   2011   1.357       1.365       159,513
                                                                                   2010   1.106       1.357       184,261
                                                                                   2009   0.837       1.106       189,411
                                                                                   2008   1.431       0.837       201,877
                                                                                   2007   1.436       1.431       214,020
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.778       1.786            --
                                                                                   2013   1.370       1.778        48,966
                                                                                   2012   1.214       1.370       127,448
                                                                                   2011   1.318       1.214       140,996
                                                                                   2010   1.152       1.318       158,921
                                                                                   2009   0.907       1.152       171,979
                                                                                   2008   1.457       0.907       190,799
                                                                                   2007   1.466       1.457       209,031
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.149       2.315        43,910
                                                                                   2015   2.154       2.149        44,957
                                                                                   2014   1.977       2.154        72,735
                                                                                   2013   1.549       1.977        66,211
                                                                                   2012   1.361       1.549       123,599
                                                                                   2011   1.351       1.361       123,820
                                                                                   2010   1.222       1.351       137,290
                                                                                   2009   1.020       1.222       139,786
                                                                                   2008   1.469       1.020       124,017
                                                                                   2007   1.381       1.469       126,442

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.941       0.925            --
                                                                                    2008   1.358       0.941        21,645
                                                                                    2007   1.361       1.358        23,821
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.179       1.244            --
                                                                                    2010   1.066       1.179       367,392
                                                                                    2009   0.774       1.066       369,801
                                                                                    2008   1.363       0.774       370,029
                                                                                    2007   1.363       1.363       724,108
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.224       1.329            --
                                                                                    2010   1.114       1.224        25,946
                                                                                    2009   0.930       1.114        25,686
                                                                                    2008   1.326       0.930        28,973
                                                                                    2007   1.269       1.326        30,735
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.887       2.131         9,127
                                                                                    2015   2.009       1.887        10,204
                                                                                    2014   1.801       2.009        11,324
                                                                                    2013   1.457       1.801        12,502
                                                                                    2012   1.300       1.457        13,757
                                                                                    2011   1.324       1.300        15,216
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.666       1.877            --
                                                                                    2015   1.776       1.666        12,448
                                                                                    2014   1.594       1.776        25,670
                                                                                    2013   1.292       1.594        69,505
                                                                                    2012   1.154       1.292        28,974
                                                                                    2011   1.091       1.154        28,995
                                                                                    2010   0.992       1.091        29,019
                                                                                    2009   0.824       0.992        79,818
                                                                                    2008   1.290       0.824        79,882
                                                                                    2007   1.247       1.290        88,806
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.204       2.323         5,897
                                                                                    2015   2.045       2.204        24,824
                                                                                    2014   1.827       2.045        22,337
                                                                                    2013   1.350       1.827        22,343
                                                                                    2012   1.143       1.350        29,883
                                                                                    2011   1.172       1.143        29,904
                                                                                    2010   1.087       1.172        29,928
                                                                                    2009   0.778       1.087        29,954
                                                                                    2008   1.263       0.778        29,981
                                                                                    2007   1.222       1.263        30,004
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.047       2.270            --
                                                                                    2015   2.146       2.047         8,287
                                                                                    2014   1.957       2.146         8,287
                                                                                    2013   1.506       1.957         8,287
                                                                                    2012   1.317       1.506        11,673
                                                                                    2011   1.278       1.317        11,682
                                                                                    2010   1.190       1.278        11,693
                                                                                    2009   0.973       1.190        11,883
                                                                                    2008   1.540       0.973        21,506
                                                                                    2007   1.510       1.540        21,521
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.536       2.722        18,584
                                                                                    2015   2.525       2.536        19,629
                                                                                    2014   2.379       2.525        20,715
                                                                                    2013   1.764       2.379        21,858
                                                                                    2012   1.524       1.764        54,726
                                                                                    2011   1.616       1.524        56,662
                                                                                    2010   1.343       1.616        58,843
                                                                                    2009   1.007       1.343        60,067
                                                                                    2008   1.584       1.007        65,594
                                                                                    2007   1.506       1.584        68,656
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.788       2.896        18,823

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.970       2.788        19,265
                                                                                      2014   2.907       2.970        34,045
                                                                                      2013   2.014       2.907        34,158
                                                                                      2012   1.718       2.014        35,581
                                                                                      2011   1.726       1.718        36,023
                                                                                      2010   1.404       1.726        53,322
                                                                                      2009   1.002       1.404        55,440
                                                                                      2008   1.722       1.002        66,582
                                                                                      2007   1.594       1.722        70,817
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.894       0.870            --
                                                                                      2008   1.458       0.894       138,010
                                                                                      2007   1.415       1.458       148,013
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.319       1.341            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.934       1.985            --
                                                                                      2015   1.947       1.934            --
                                                                                      2014   1.989       1.947         2,814
                                                                                      2013   1.856       1.989        98,826
                                                                                      2012   1.604       1.856        31,330
                                                                                      2011   1.595       1.604        22,133
                                                                                      2010   1.394       1.595        50,038
                                                                                      2009   0.888       1.394        27,120
                                                                                      2008   1.291       0.888        27,723
                                                                                      2007   1.312       1.291        29,834
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.968       0.956            --
                                                                                      2010   0.903       0.968            --
                                                                                      2009   0.784       0.903        10,692
                                                                                      2008   1.013       0.784        10,692
                                                                                      2007   1.018       1.013        10,692
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.258       1.281            --
                                                                                      2010   1.149       1.258        10,633
                                                                                      2009   0.981       1.149        10,938
                                                                                      2008   1.156       0.981        25,633
                                                                                      2007   1.155       1.156        32,785
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.042       1.036            --
                                                                                      2009   1.060       1.042        25,686
                                                                                      2008   1.052       1.060       331,701
                                                                                      2007   1.021       1.052       140,649
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.475       1.546            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.600       1.707            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.473       1.529            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.649       1.816            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.124       1.116            --
                                                                                      2015   1.160       1.124            --
                                                                                      2014   1.039       1.160            --
                                                                                      2013   1.020       1.039            --
                                                                                      2012   0.823       1.020            --
                                                                                      2011   0.885       0.823            --
                                                                                      2010   0.775       0.885            --
                                                                                      2009   0.584       0.775           136
                                                                                      2008   1.019       0.584           138
                                                                                      2007   1.218       1.019        58,564
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.428       2.527            --
                                                                                      2013   1.916       2.428         1,264
                                                                                      2012   1.589       1.916         6,513
                                                                                      2011   1.747       1.589         6,518
                                                                                      2010   1.622       1.747         7,837
                                                                                      2009   1.154       1.622         7,844
                                                                                      2008   2.021       1.154         2,595
                                                                                      2007   1.579       2.021            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.672       2.702         1,256
                                                                              2015   2.830       2.672         1,259
                                                                              2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.126       2.262        12,526
                                                                              2015   2.263       2.126        22,518
                                                                              2014   2.440       2.263        35,617
                                                                              2013   1.900       2.440        48,819
                                                                              2012   1.495       1.900        67,547
                                                                              2011   1.771       1.495        70,438
                                                                              2010   1.546       1.771        68,939
                                                                              2009   1.013       1.546        70,829
                                                                              2008   1.741       1.013        76,457
                                                                              2007   1.789       1.741        86,934
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.273       1.443        74,176
                                                                              2015   1.425       1.273       103,815
                                                                              2014   1.324       1.425        64,186
                                                                              2013   1.035       1.324       142,323
                                                                              2012   0.919       1.035       174,531
                                                                              2011   0.972       0.919       180,527
                                                                              2010   0.789       0.972       197,887
                                                                              2009   0.635       0.789       205,212
                                                                              2008   1.057       0.635       324,370
                                                                              2007   1.070       1.057       523,815
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.237       2.453            --
                                                                              2015   2.311       2.237            --
                                                                              2014   2.177       2.311            --
                                                                              2013   1.578       2.177            --
                                                                              2012   1.356       1.578            --
                                                                              2011   1.393       1.356            --
                                                                              2010   1.122       1.393            --
                                                                              2009   0.852       1.122            --
                                                                              2008   1.413       0.852        14,217
                                                                              2007   1.292       1.413            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.755       2.255         2,471
                                                                              2015   1.928       1.755         2,472
                                                                              2014   1.876       1.928         2,473
                                                                              2013   1.434       1.876         2,474
                                                                              2012   1.263       1.434        15,736
                                                                              2011   1.432       1.263         3,836
                                                                              2010   1.220       1.432         2,479
                                                                              2009   0.963       1.220         2,482
                                                                              2008   1.312       0.963         2,484
                                                                              2007   1.350       1.312         2,486
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.740       1.904        33,894
                                                                              2015   2.056       1.740        35,673
                                                                              2014   2.241       2.056        15,576
                                                                              2013   2.402       2.241        16,236
                                                                              2012   2.058       2.402        16,916
                                                                              2011   2.579       2.058        39,624
                                                                              2010   2.125       2.579        21,688
                                                                              2009   1.281       2.125        38,350
                                                                              2008   2.801       1.281        22,733
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.824       0.783            --
                                                                              2008   1.464       0.824       155,432
                                                                              2007   1.332       1.464       150,905
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.328       1.328            --
                                                                              2015   1.328       1.328            --
                                                                              2014   1.328       1.328            --
                                                                              2013   1.251       1.328            --
                                                                              2012   1.043       1.251       164,393
                                                                              2011   1.140       1.043       164,162
                                                                              2010   1.092       1.140       164,041
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.531       1.604            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.102       2.235            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.050       2.102            --
                                                                               2014   1.838       2.050            --
                                                                               2013   1.395       1.838            --
                                                                               2012   1.252       1.395            --
                                                                               2011   1.273       1.252            --
                                                                               2010   1.152       1.273            --
                                                                               2009   0.985       1.152            --
                                                                               2008   1.600       0.985            --
                                                                               2007   1.590       1.600            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.225       1.311            --
                                                                               2015   1.274       1.225            --
                                                                               2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.228       1.582        92,154
                                                                               2015   1.322       1.228       106,657
                                                                               2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.737       1.690            --
                                                                               2015   1.801       1.737            --
                                                                               2014   1.972       1.801            --
                                                                               2013   1.685       1.972            --
                                                                               2012   1.471       1.685            --
                                                                               2011   1.678       1.471            --
                                                                               2010   1.534       1.678            --
                                                                               2009   1.188       1.534        20,374
                                                                               2008   2.099       1.188            --
                                                                               2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.066       1.154            --
                                                                               2012   1.031       1.066            --
                                                                               2011   1.109       1.031            --
                                                                               2010   0.919       1.109            --
                                                                               2009   0.685       0.919            --
                                                                               2008   1.131       0.685            --
                                                                               2007   1.278       1.131            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.362       1.340       258,176
                                                                               2015   1.335       1.362       259,729
                                                                               2014   1.331       1.335       266,709
                                                                               2013   1.067       1.331       294,444
                                                                               2012   0.897       1.067       125,810
                                                                               2011   0.998       0.897       130,285
                                                                               2010   0.877       0.998       135,170
                                                                               2009   0.639       0.877       141,268
                                                                               2008   1.095       0.639       145,760
                                                                               2007   1.049       1.095       153,330
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.372       1.417       120,245
                                                                               2015   1.440       1.372       143,663
                                                                               2014   1.422       1.440        65,281
                                                                               2013   1.591       1.422        43,335
                                                                               2012   1.483       1.591       280,371
                                                                               2011   1.355       1.483       254,045
                                                                               2010   1.278       1.355        80,447
                                                                               2009   1.100       1.278        86,632
                                                                               2008   1.200       1.100        82,526
                                                                               2007   1.135       1.200        84,984
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.957       1.967            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.992       1.957        24,440
                                                                          2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.822       1.866            --
                                                                          2015   1.880       1.822        29,921
                                                                          2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.376       1.566        56,416
                                                                          2015   1.454       1.376        87,414
                                                                          2014   1.308       1.454       121,632
                                                                          2013   0.996       1.308       216,428
                                                                          2012   0.860       0.996       320,488
                                                                          2011   0.912       0.860       328,696
                                                                          2010   0.794       0.912       350,872
                                                                          2009   0.683       0.794       354,090
                                                                          2008   1.093       0.683       426,488
                                                                          2007   1.074       1.093       503,447
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.845       2.102        28,172
                                                                          2015   1.948       1.845        32,318
                                                                          2014   1.788       1.948        36,557
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.322       1.336        40,395
                                                                          2015   1.341       1.322        41,071
                                                                          2014   1.277       1.341        45,996
                                                                          2013   1.313       1.277       216,024
                                                                          2012   1.246       1.313       112,219
                                                                          2011   1.193       1.246       114,605
                                                                          2010   1.123       1.193       117,672
                                                                          2009   1.047       1.123       120,235
                                                                          2008   1.106       1.047        97,992
                                                                          2007   1.061       1.106       102,230
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.351       1.329            --
                                                                          2015   1.376       1.351            --
                                                                          2014   1.402       1.376            --
                                                                          2013   1.428       1.402            --
                                                                          2012   1.455       1.428            --
                                                                          2011   1.482       1.455        38,113
                                                                          2010   1.500       1.482        24,061
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.747       0.738            --
                                                                          2008   1.273       0.747         2,592
                                                                          2007   1.297       1.273         2,784
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.722       0.753            --
                                                                          2008   1.334       0.722            --
                                                                          2007   1.307       1.334            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.157       1.272            --
                                                                          2012   1.019       1.157        45,386
                                                                          2011   1.107       1.019        46,984
                                                                          2010   0.985       1.107        49,178
                                                                          2009   0.825       0.985        51,008
                                                                          2008   1.377       0.825        51,630
                                                                          2007   1.348       1.377        57,807
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   2.044       2.113            --

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.026       2.044            --
                                                                                 2014   1.859       2.026            --
                                                                                 2013   1.427       1.859            --
                                                                                 2012   1.312       1.427            --
                                                                                 2011   1.379       1.312            --
                                                                                 2010   1.220       1.379            --
                                                                                 2009   0.833       1.220            --
                                                                                 2008   1.563       0.833            --
                                                                                 2007   1.323       1.563            --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.411       2.371            --
                                                                                 2015   2.217       2.411            --
                                                                                 2014   2.071       2.217         4,453
                                                                                 2013   1.540       2.071         4,455
                                                                                 2012   1.355       1.540         4,457
                                                                                 2011   1.373       1.355         4,460
                                                                                 2010   1.253       1.373         4,463
                                                                                 2009   0.912       1.253         4,467
                                                                                 2008   1.377       0.912         4,471
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.833       1.864        26,441
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.723       1.811       216,948
                                                                                 2015   1.718       1.723       230,037
                                                                                 2014   1.586       1.718       225,865
                                                                                 2013   1.212       1.586       341,499
                                                                                 2012   1.096       1.212       356,355
                                                                                 2011   1.241       1.096       361,965
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.920       0.996            --
                                                                                 2010   0.810       0.920            --
                                                                                 2009   0.627       0.810            --
                                                                                 2008   1.073       0.627            --
                                                                                 2007   1.059       1.073            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.290       1.324            --
                                                                                 2015   1.322       1.290            --
                                                                                 2014   1.289       1.322            --
                                                                                 2013   1.259       1.289            --
                                                                                 2012   1.175       1.259            --
                                                                                 2011   1.159       1.175            --
                                                                                 2010   1.073       1.159            --
                                                                                 2009   0.907       1.073            --
                                                                                 2008   1.079       0.907            --
                                                                                 2007   1.041       1.079            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.303       1.357        27,672
                                                                                 2015   1.342       1.303        27,672
                                                                                 2014   1.303       1.342        27,672
                                                                                 2013   1.197       1.303        27,672
                                                                                 2012   1.094       1.197        27,672
                                                                                 2011   1.103       1.094        27,672
                                                                                 2010   1.007       1.103       434,498
                                                                                 2009   0.829       1.007       448,087
                                                                                 2008   1.078       0.829       448,099
                                                                                 2007   1.047       1.078        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.299       1.366            --
                                                                                 2015   1.340       1.299       250,541
                                                                                 2014   1.299       1.340       250,633
                                                                                 2013   1.122       1.299       250,722
                                                                                 2012   1.009       1.122       250,821
                                                                                 2011   1.042       1.009       250,931
                                                                                 2010   0.938       1.042       251,052
                                                                                 2009   0.755       0.938       251,179
                                                                                 2008   1.078       0.755       251,316
                                                                                 2007   1.053       1.078       251,440
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.275       1.354        56,366

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.322
                                                                                           2014   1.279
                                                                                           2013   1.048
                                                                                           2012   0.926
                                                                                           2011   0.980
                                                                                           2010   0.870
                                                                                           2009   0.687
                                                                                           2008   1.078
                                                                                           2007   1.058
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.710
                                                                                           2015   1.748
                                                                                           2014   1.642
                                                                                           2013   1.409
                                                                                           2012   1.289
                                                                                           2011   1.284
                                                                                           2010   1.191
                                                                                           2009   1.025
                                                                                           2008   1.344
                                                                                           2007   1.314
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.281
                                                                                           2015   2.327
                                                                                           2014   2.139
                                                                                           2013   1.605
                                                                                           2012   1.402
                                                                                           2011   1.416
                                                                                           2010   1.295
                                                                                           2009   1.091
                                                                                           2008   1.472
                                                                                           2007   1.393
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.866
                                                                                           2015   1.720
                                                                                           2014   1.610
                                                                                           2013   1.182
                                                                                           2012   1.014
                                                                                           2011   1.047
                                                                                           2010   0.914
                                                                                           2009   0.651
                                                                                           2008   1.143
                                                                                           2007   1.067
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.395
                                                                                           2015   1.450
                                                                                           2014   1.403
                                                                                           2013   1.418
                                                                                           2012   1.298
                                                                                           2011   1.282
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.189
                                                                                           2008   1.156
                                                                                           2007   1.082
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.861
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.855



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.275        56,396
                                                                                           1.322        58,793
                                                                                           1.279       107,948
                                                                                           1.048       239,978
                                                                                           0.926        56,531
                                                                                           0.980       563,194
                                                                                           0.870       563,253
                                                                                           0.687       563,315
                                                                                           1.078       492,221
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.829        78,468
                                                                                           1.710       113,626
                                                                                           1.748       146,200
                                                                                           1.642       198,898
                                                                                           1.409       227,419
                                                                                           1.289       242,128
                                                                                           1.284       258,735
                                                                                           1.191       287,576
                                                                                           1.025       314,857
                                                                                           1.344       352,243
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.561            --
                                                                                           2.281            --
                                                                                           2.327            --
                                                                                           2.139            --
                                                                                           1.605            --
                                                                                           1.402            --
                                                                                           1.416            --
                                                                                           1.295            --
                                                                                           1.091            --
                                                                                           1.472       116,052
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.860        10,536
                                                                                           1.866        10,753
                                                                                           1.720        11,612
                                                                                           1.610        12,004
                                                                                           1.182        11,173
                                                                                           1.014        12,125
                                                                                           1.047        12,262
                                                                                           0.914        12,362
                                                                                           0.651        12,086
                                                                                           1.143        52,036
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.483            --
                                                                                           1.395            --
                                                                                           1.450            --
                                                                                           1.403         4,376
                                                                                           1.418         3,718
                                                                                           1.298         3,639
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.227            --
                                                                                           1.189     1,070,964
                                                                                           1.156       355,704
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.013            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.979            --





                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.247       0.624    --
                                                                       2007   1.087       1.247    --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   1.981       1.955        43,029
                                                                              2015   1.888       1.981        46,312
                                                                              2014   1.880       1.888        71,563
                                                                              2013   1.484       1.880       103,400
                                                                              2012   1.234       1.484       119,189
                                                                              2011   1.380       1.234       121,660
                                                                              2010   1.259       1.380       163,482
                                                                              2009   0.901       1.259       176,849
                                                                              2008   1.491       0.901       190,852
                                                                              2007   1.324       1.491       234,135
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   1.853       1.990       142,349
                                                                              2015   1.767       1.853       149,000
                                                                              2014   1.660       1.767       178,419
                                                                              2013   1.300       1.660       230,441
                                                                              2012   1.124       1.300       258,562
                                                                              2011   1.197       1.124       287,943
                                                                              2010   1.028       1.197       395,185
                                                                              2009   0.751       1.028       443,485
                                                                              2008   1.367       0.751       454,456
                                                                              2007   1.240       1.367       508,618
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.638       1.793       164,755
                                                                              2015   1.646       1.638       171,859
                                                                              2014   1.516       1.646       216,802
                                                                              2013   1.157       1.516       320,493
                                                                              2012   1.004       1.157       356,278
                                                                              2011   1.042       1.004       366,670
                                                                              2010   0.953       1.042       435,351
                                                                              2009   0.740       0.953       453,586
                                                                              2008   1.214       0.740       455,837
                                                                              2007   1.178       1.214       512,162
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   1.874       1.985         7,705
                                                                              2015   1.900       1.874         7,709
                                                                              2014   1.732       1.900         7,714
                                                                              2013   1.346       1.732        16,039
                                                                              2012   1.179       1.346        22,311
                                                                              2011   1.234       1.179        22,323
                                                                              2010   1.074       1.234        22,341
                                                                              2009   0.807       1.074        22,361
                                                                              2008   1.433       0.807        22,381
                                                                              2007   1.243       1.433        14,639
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   1.922       2.111         5,606
                                                                              2015   1.991       1.922         5,728
                                                                              2014   1.914       1.991         6,203
                                                                              2013   1.436       1.914         6,345
                                                                              2012   1.277       1.436         7,019
                                                                              2011   1.460       1.277         7,062
                                                                              2010   1.158       1.460        25,044
                                                                              2009   0.844       1.158        63,475
                                                                              2008   1.425       0.844        67,388
                                                                              2007   1.259       1.425        85,363
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.461       1.635        12,571
                                                                              2015   1.602       1.461        18,054
                                                                              2014   1.561       1.602        76,816
                                                                              2013   1.396       1.561        77,662
                                                                              2012   1.263       1.396        78,718
                                                                              2011   1.258       1.263        98,725
                                                                              2010   1.138       1.258       125,752
                                                                              2009   0.855       1.138       126,387
                                                                              2008   1.239       0.855       123,003
                                                                              2007   1.217       1.239       108,064
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.694       1.731         4,303

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.773       1.694         4,288
                                                                                   2014   1.682       1.773         4,581
                                                                                   2013   1.241       1.682        13,434
                                                                                   2012   1.141       1.241        14,034
                                                                                   2011   1.222       1.141        14,097
                                                                                   2010   0.976       1.222        14,627
                                                                                   2009   0.693       0.976        15,224
                                                                                   2008   1.227       0.693        15,264
                                                                                   2007   1.125       1.227        14,539
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   1.924       1.748            --
                                                                                   2007   1.523       1.924        68,269
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.191       1.253        34,618
                                                                                   2015   1.299       1.191        34,475
                                                                                   2014   1.489       1.299        18,337
                                                                                   2013   1.234       1.489        30,536
                                                                                   2012   1.064       1.234        44,636
                                                                                   2011   1.214       1.064        47,749
                                                                                   2010   1.141       1.214        65,068
                                                                                   2009   0.849       1.141       110,227
                                                                                   2008   1.451       0.849       126,501
                                                                                   2007   1.281       1.451       143,619
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.273       2.500            --
                                                                                   2015   2.233       2.273            --
                                                                                   2014   2.027       2.233            --
                                                                                   2013   1.565       2.027            --
                                                                                   2012   1.363       1.565            --
                                                                                   2011   1.413       1.363            --
                                                                                   2010   1.147       1.413            --
                                                                                   2009   0.809       1.147            --
                                                                                   2008   1.469       0.809            --
                                                                                   2007   1.230       1.469            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.101       1.171            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.839       0.888            --
                                                                                   2009   0.707       0.839       264,490
                                                                                   2008   1.229       0.707       265,582
                                                                                   2007   1.194       1.229       286,954
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.162       2.147            --
                                                                                   2015   2.243       2.162            --
                                                                                   2014   1.898       2.243        10,482
                                                                                   2013   1.309       1.898        11,905
                                                                                   2012   1.124       1.309        18,545
                                                                                   2011   1.118       1.124        20,960
                                                                                   2010   0.911       1.118        34,816
                                                                                   2009   0.690       0.911        37,114
                                                                                   2008   1.181       0.690        32,897
                                                                                   2007   1.186       1.181        34,148
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.443       1.450            --
                                                                                   2013   1.113       1.443            --
                                                                                   2012   0.987       1.113         3,441
                                                                                   2011   1.072       0.987         6,218
                                                                                   2010   0.937       1.072         6,227
                                                                                   2009   0.738       0.937         6,238
                                                                                   2008   1.186       0.738         6,249
                                                                                   2007   1.194       1.186         6,258
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   1.773       1.910            --
                                                                                   2015   1.779       1.773            --
                                                                                   2014   1.633       1.779            --
                                                                                   2013   1.281       1.633         8,376
                                                                                   2012   1.126       1.281         8,376
                                                                                   2011   1.118       1.126         8,376
                                                                                   2010   1.012       1.118        32,382
                                                                                   2009   0.844       1.012        32,395
                                                                                   2008   1.218       0.844         8,387
                                                                                   2007   1.145       1.218         8,391

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.801       0.788            --
                                                                                    2008   1.157       0.801        25,337
                                                                                    2007   1.160       1.157        25,337
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.006       1.062            --
                                                                                    2010   0.910       1.006       110,722
                                                                                    2009   0.661       0.910       110,817
                                                                                    2008   1.165       0.661       110,912
                                                                                    2007   1.166       1.165       157,151
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.093       1.187            --
                                                                                    2010   0.996       1.093            --
                                                                                    2009   0.831       0.996            --
                                                                                    2008   1.186       0.831            --
                                                                                    2007   1.136       1.186            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.682       1.898            --
                                                                                    2015   1.791       1.682            --
                                                                                    2014   1.607       1.791            --
                                                                                    2013   1.300       1.607            --
                                                                                    2012   1.161       1.300            --
                                                                                    2011   1.183       1.161            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.487       1.675        65,673
                                                                                    2015   1.586       1.487        69,869
                                                                                    2014   1.424       1.586        73,999
                                                                                    2013   1.155       1.424       144,802
                                                                                    2012   1.032       1.155       266,450
                                                                                    2011   0.977       1.032       272,001
                                                                                    2010   0.888       0.977       277,962
                                                                                    2009   0.738       0.888       284,427
                                                                                    2008   1.156       0.738       284,534
                                                                                    2007   1.119       1.156       284,544
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.949       2.053            --
                                                                                    2015   1.809       1.949            --
                                                                                    2014   1.617       1.809            --
                                                                                    2013   1.196       1.617        16,859
                                                                                    2012   1.013       1.196        18,740
                                                                                    2011   1.039       1.013        20,915
                                                                                    2010   0.964       1.039        23,137
                                                                                    2009   0.690       0.964        25,534
                                                                                    2008   1.121       0.690        25,545
                                                                                    2007   1.086       1.121        35,844
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.641       1.820            --
                                                                                    2015   1.722       1.641            --
                                                                                    2014   1.571       1.722         2,643
                                                                                    2013   1.210       1.571         2,645
                                                                                    2012   1.058       1.210         2,648
                                                                                    2011   1.028       1.058         2,651
                                                                                    2010   0.957       1.028         2,655
                                                                                    2009   0.783       0.957         2,659
                                                                                    2008   1.240       0.783         2,663
                                                                                    2007   1.217       1.240         2,667
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.024       2.172            --
                                                                                    2015   2.016       2.024            --
                                                                                    2014   1.901       2.016            --
                                                                                    2013   1.410       1.901            --
                                                                                    2012   1.219       1.410            --
                                                                                    2011   1.293       1.219         2,719
                                                                                    2010   1.076       1.293         2,725
                                                                                    2009   0.806       1.076         2,731
                                                                                    2008   1.269       0.806         2,737
                                                                                    2007   1.208       1.269         2,743
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.076       2.155            --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.212       2.076            --
                                                                                      2014   2.166       2.212            --
                                                                                      2013   1.501       2.166            --
                                                                                      2012   1.281       1.501            --
                                                                                      2011   1.288       1.281            --
                                                                                      2010   1.049       1.288            --
                                                                                      2009   0.749       1.049        29,903
                                                                                      2008   1.287       0.749        29,903
                                                                                      2007   1.192       1.287        41,790
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.734       0.713            --
                                                                                      2008   1.196       0.734        11,922
                                                                                      2007   1.162       1.196        11,929
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.124       1.142            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.598       1.639            --
                                                                                      2015   1.610       1.598            --
                                                                                      2014   1.646       1.610            --
                                                                                      2013   1.536       1.646        17,204
                                                                                      2012   1.328       1.536        19,124
                                                                                      2011   1.322       1.328        21,343
                                                                                      2010   1.155       1.322        23,611
                                                                                      2009   0.736       1.155        26,057
                                                                                      2008   1.072       0.736        26,068
                                                                                      2007   1.089       1.072        36,578
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.973       0.961            --
                                                                                      2010   0.908       0.973            --
                                                                                      2009   0.789       0.908            --
                                                                                      2008   1.020       0.789        10,595
                                                                                      2007   1.025       1.020        10,595
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.121       1.142            --
                                                                                      2010   1.025       1.121            --
                                                                                      2009   0.875       1.025            --
                                                                                      2008   1.033       0.875            --
                                                                                      2007   1.032       1.033            --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.055       1.049            --
                                                                                      2009   1.073       1.055        11,379
                                                                                      2008   1.066       1.073        97,939
                                                                                      2007   1.036       1.066            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.201       1.259            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.194       1.273            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.182       1.227            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.185       1.305            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.119       1.111        14,346
                                                                                      2015   1.155       1.119        14,792
                                                                                      2014   1.035       1.155        16,143
                                                                                      2013   1.017       1.035        27,095
                                                                                      2012   0.821       1.017        42,819
                                                                                      2011   0.883       0.821        43,275
                                                                                      2010   0.774       0.883        46,512
                                                                                      2009   0.584       0.774        52,698
                                                                                      2008   1.018       0.584        77,047
                                                                                      2007   1.218       1.018       106,262
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   1.813       1.886            --
                                                                                      2013   1.431       1.813         9,829
                                                                                      2012   1.188       1.431         9,836
                                                                                      2011   1.306       1.188         9,844
                                                                                      2010   1.214       1.306         9,853
                                                                                      2009   0.864       1.214         9,863
                                                                                      2008   1.514       0.864        31,225
                                                                                      2007   1.183       1.514            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   1.993       2.014         9,812
                                                                              2015   2.112       1.993         9,818
                                                                              2014   1.881       2.112         9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.598       1.700        24,899
                                                                              2015   1.702       1.598        25,249
                                                                              2014   1.837       1.702        33,442
                                                                              2013   1.431       1.837        43,971
                                                                              2012   1.127       1.431        53,017
                                                                              2011   1.335       1.127        50,090
                                                                              2010   1.166       1.335        60,963
                                                                              2009   0.764       1.166        61,576
                                                                              2008   1.314       0.764        73,965
                                                                              2007   1.351       1.314        70,077
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.267       1.436         1,251
                                                                              2015   1.418       1.267         1,258
                                                                              2014   1.318       1.418         1,265
                                                                              2013   1.031       1.318        13,266
                                                                              2012   0.916       1.031        23,713
                                                                              2011   0.970       0.916        26,648
                                                                              2010   0.787       0.970        27,519
                                                                              2009   0.634       0.787        28,499
                                                                              2008   1.056       0.634        43,072
                                                                              2007   1.070       1.056        61,135
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.225       2.439            --
                                                                              2015   2.300       2.225            --
                                                                              2014   2.167       2.300            --
                                                                              2013   1.572       2.167            --
                                                                              2012   1.352       1.572            --
                                                                              2011   1.389       1.352            --
                                                                              2010   1.120       1.389            --
                                                                              2009   0.850       1.120            --
                                                                              2008   1.411       0.850            --
                                                                              2007   1.291       1.411            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.746       2.241            --
                                                                              2015   1.918       1.746            --
                                                                              2014   1.868       1.918            --
                                                                              2013   1.429       1.868            --
                                                                              2012   1.259       1.429            --
                                                                              2011   1.428       1.259            --
                                                                              2010   1.217       1.428            --
                                                                              2009   0.961       1.217            --
                                                                              2008   1.310       0.961            --
                                                                              2007   1.348       1.310            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.083       1.185        12,489
                                                                              2015   1.281       1.083        12,641
                                                                              2014   1.397       1.281        32,814
                                                                              2013   1.498       1.397        34,884
                                                                              2012   1.284       1.498        33,009
                                                                              2011   1.610       1.284        28,255
                                                                              2010   1.327       1.610        35,260
                                                                              2009   0.801       1.327        53,438
                                                                              2008   1.751       0.801        60,100
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.702       0.666            --
                                                                              2008   1.247       0.702            --
                                                                              2007   1.135       1.247            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.082       1.082            --
                                                                              2015   1.082       1.082            --
                                                                              2014   1.082       1.082            --
                                                                              2013   1.019       1.082            --
                                                                              2012   0.850       1.019       226,271
                                                                              2011   0.930       0.850       238,640
                                                                              2010   0.891       0.930       256,362
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.225       1.283            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.674       1.779            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.634       1.674            --
                                                                               2014   1.465       1.634            --
                                                                               2013   1.113       1.465            --
                                                                               2012   1.000       1.113            --
                                                                               2011   1.017       1.000            --
                                                                               2010   0.920       1.017            --
                                                                               2009   0.787       0.920            --
                                                                               2008   1.279       0.787            --
                                                                               2007   1.272       1.279            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.219       1.304            --
                                                                               2015   1.268       1.219            --
                                                                               2014   1.230       1.268            --
                                                                               2013   0.968       1.230            --
                                                                               2012   0.845       0.968            --
                                                                               2011   0.990       0.845            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.222       1.573            --
                                                                               2015   1.316       1.222            --
                                                                               2014   1.319       1.316        18,091
                                                                               2013   1.015       1.319        17,146
                                                                               2012   0.877       1.015        19,844
                                                                               2011   0.982       0.877        20,036
                                                                               2010   0.835       0.982        38,987
                                                                               2009   0.673       0.835        40,673
                                                                               2008   0.977       0.673        44,010
                                                                               2007   1.027       0.977        62,752
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.280       1.245            --
                                                                               2015   1.328       1.280            --
                                                                               2014   1.455       1.328            --
                                                                               2013   1.243       1.455            --
                                                                               2012   1.086       1.243            --
                                                                               2011   1.239       1.086            --
                                                                               2010   1.134       1.239            --
                                                                               2009   0.878       1.134            --
                                                                               2008   1.553       0.878            --
                                                                               2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.062       1.149            --
                                                                               2012   1.028       1.062            --
                                                                               2011   1.106       1.028            --
                                                                               2010   0.917       1.106            --
                                                                               2009   0.684       0.917            --
                                                                               2008   1.129       0.684            --
                                                                               2007   1.277       1.129            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.355       1.333       157,943
                                                                               2015   1.329       1.355       158,347
                                                                               2014   1.326       1.329       159,520
                                                                               2013   1.063       1.326       195,087
                                                                               2012   0.894       1.063         6,785
                                                                               2011   0.995       0.894         6,793
                                                                               2010   0.875       0.995        24,408
                                                                               2009   0.638       0.875        24,771
                                                                               2008   1.094       0.638        18,596
                                                                               2007   1.049       1.094        19,074
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.208       1.247            --
                                                                               2015   1.269       1.208            --
                                                                               2014   1.253       1.269            --
                                                                               2013   1.403       1.253         7,928
                                                                               2012   1.308       1.403         7,928
                                                                               2011   1.196       1.308         7,928
                                                                               2010   1.128       1.196        15,709
                                                                               2009   0.972       1.128        15,713
                                                                               2008   1.061       0.972        18,711
                                                                               2007   1.004       1.061        18,714
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.592       1.600            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.621       1.592            --
                                                                          2014   1.487       1.621            --
                                                                          2013   1.139       1.487            --
                                                                          2012   1.049       1.139            --
                                                                          2011   1.120       1.049            --
                                                                          2010   0.983       1.120            --
                                                                          2009   0.808       0.983            --
                                                                          2008   1.227       0.808            --
                                                                          2007   1.191       1.227            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.528       1.565            --
                                                                          2015   1.578       1.528            --
                                                                          2014   1.538       1.578            --
                                                                          2013   1.543       1.538         8,034
                                                                          2012   1.409       1.543         8,034
                                                                          2011   1.386       1.409         8,034
                                                                          2010   1.259       1.386        63,307
                                                                          2009   0.964       1.259        63,318
                                                                          2008   1.101       0.964        54,617
                                                                          2007   1.052       1.101        34,616
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.370       1.558        76,220
                                                                          2015   1.448       1.370        84,077
                                                                          2014   1.303       1.448        72,642
                                                                          2013   0.992       1.303       123,947
                                                                          2012   0.857       0.992       175,612
                                                                          2011   0.910       0.857       211,856
                                                                          2010   0.793       0.910       327,333
                                                                          2009   0.683       0.793       339,760
                                                                          2008   1.093       0.683       368,040
                                                                          2007   1.074       1.093       403,059
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.497       1.704            --
                                                                          2015   1.580       1.497            --
                                                                          2014   1.452       1.580            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.259       1.272        30,640
                                                                          2015   1.278       1.259        31,153
                                                                          2014   1.218       1.278        68,185
                                                                          2013   1.253       1.218        71,161
                                                                          2012   1.189       1.253        84,822
                                                                          2011   1.139       1.189        69,652
                                                                          2010   1.073       1.139        41,554
                                                                          2009   1.000       1.073        40,453
                                                                          2008   1.057       1.000        33,583
                                                                          2007   1.016       1.057        31,117
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.103       1.084            --
                                                                          2015   1.124       1.103            --
                                                                          2014   1.145       1.124        75,735
                                                                          2013   1.167       1.145            --
                                                                          2012   1.190       1.167            --
                                                                          2011   1.212       1.190       123,174
                                                                          2010   1.228       1.212            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.657       0.649            --
                                                                          2008   1.120       0.657            --
                                                                          2007   1.142       1.120            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.620       0.646            --
                                                                          2008   1.144       0.620        15,184
                                                                          2007   1.122       1.144            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.948       1.042            --
                                                                          2012   0.835       0.948        19,023
                                                                          2011   0.908       0.835        21,230
                                                                          2010   0.809       0.908        23,486
                                                                          2009   0.677       0.809        25,918
                                                                          2008   1.132       0.677        25,930
                                                                          2007   1.108       1.132        36,384
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   1.661       1.716            --

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.647       1.661            --
                                                                                 2014   1.512       1.647            --
                                                                                 2013   1.162       1.512         2,593
                                                                                 2012   1.068       1.162        10,084
                                                                                 2011   1.124       1.068        19,874
                                                                                 2010   0.994       1.124        42,868
                                                                                 2009   0.679       0.994        43,614
                                                                                 2008   1.275       0.679        44,987
                                                                                 2007   1.080       1.275        46,380
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.079       2.043            --
                                                                                 2015   1.912       2.079            --
                                                                                 2014   1.787       1.912            --
                                                                                 2013   1.329       1.787        10,676
                                                                                 2012   1.170       1.329        10,682
                                                                                 2011   1.187       1.170        10,689
                                                                                 2010   1.083       1.187        10,696
                                                                                 2009   0.789       1.083        10,704
                                                                                 2008   1.192       0.789        10,713
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.565       1.591            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.467       1.541            --
                                                                                 2015   1.464       1.467            --
                                                                                 2014   1.352       1.464            --
                                                                                 2013   1.033       1.352        20,314
                                                                                 2012   0.935       1.033        20,347
                                                                                 2011   1.060       0.935        20,386
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.917       0.993            --
                                                                                 2010   0.808       0.917            --
                                                                                 2009   0.626       0.808            --
                                                                                 2008   1.072       0.626            --
                                                                                 2007   1.058       1.072            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.284       1.316            --
                                                                                 2015   1.316       1.284            --
                                                                                 2014   1.284       1.316            --
                                                                                 2013   1.255       1.284            --
                                                                                 2012   1.171       1.255            --
                                                                                 2011   1.156       1.171            --
                                                                                 2010   1.071       1.156            --
                                                                                 2009   0.905       1.071            --
                                                                                 2008   1.078       0.905            --
                                                                                 2007   1.041       1.078            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.297       1.350       269,006
                                                                                 2015   1.336       1.297       269,036
                                                                                 2014   1.298       1.336       269,066
                                                                                 2013   1.193       1.298       269,096
                                                                                 2012   1.091       1.193       269,129
                                                                                 2011   1.100       1.091       249,695
                                                                                 2010   1.005       1.100       262,190
                                                                                 2009   0.828       1.005       262,197
                                                                                 2008   1.077       0.828       262,206
                                                                                 2007   1.047       1.077       262,214
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.292       1.358            --
                                                                                 2015   1.334       1.292            --
                                                                                 2014   1.294       1.334            --
                                                                                 2013   1.118       1.294            --
                                                                                 2012   1.006       1.118            --
                                                                                 2011   1.040       1.006            --
                                                                                 2010   0.937       1.040       140,681
                                                                                 2009   0.754       0.937       142,369
                                                                                 2008   1.077       0.754        85,409
                                                                                 2007   1.052       1.077        53,095
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.269       1.347        61,479

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.316
                                                                                           2014   1.274
                                                                                           2013   1.045
                                                                                           2012   0.923
                                                                                           2011   0.978
                                                                                           2010   0.869
                                                                                           2009   0.686
                                                                                           2008   1.077
                                                                                           2007   1.057
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.441
                                                                                           2015   1.474
                                                                                           2014   1.386
                                                                                           2013   1.189
                                                                                           2012   1.088
                                                                                           2011   1.085
                                                                                           2010   1.007
                                                                                           2009   0.867
                                                                                           2008   1.137
                                                                                           2007   1.113
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.261
                                                                                           2015   2.308
                                                                                           2014   2.122
                                                                                           2013   1.594
                                                                                           2012   1.393
                                                                                           2011   1.407
                                                                                           2010   1.287
                                                                                           2009   1.086
                                                                                           2008   1.305
                                                                                           2007   1.236
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.857
                                                                                           2015   1.712
                                                                                           2014   1.604
                                                                                           2013   1.178
                                                                                           2012   1.012
                                                                                           2011   1.045
                                                                                           2010   0.912
                                                                                           2009   0.650
                                                                                           2008   1.142
                                                                                           2007   1.067
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.241
                                                                                           2015   1.291
                                                                                           2014   1.249
                                                                                           2013   1.263
                                                                                           2012   1.157
                                                                                           2011   1.143
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   0.981
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.119
                                                                                           2008   1.088
                                                                                           2007   1.020
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.216



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.269       178,617
                                                                                           1.316       188,900
                                                                                           1.274       199,445
                                                                                           1.045       211,312
                                                                                           0.923       222,989
                                                                                           0.978       133,126
                                                                                           0.869       149,081
                                                                                           0.686       149,081
                                                                                           1.077       149,081
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.541         4,629
                                                                                           1.441        10,382
                                                                                           1.474        11,761
                                                                                           1.386        30,494
                                                                                           1.189        40,159
                                                                                           1.088        45,878
                                                                                           1.085        83,771
                                                                                           1.007        90,757
                                                                                           0.867       114,484
                                                                                           1.137       113,886
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.537            --
                                                                                           2.261            --
                                                                                           2.308            --
                                                                                           2.122            --
                                                                                           1.594            --
                                                                                           1.393            --
                                                                                           1.407            --
                                                                                           1.287            --
                                                                                           1.086            --
                                                                                           1.305        74,165
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.850            --
                                                                                           1.857            --
                                                                                           1.712            --
                                                                                           1.604            --
                                                                                           1.178            --
                                                                                           1.012            --
                                                                                           1.045         7,016
                                                                                           0.912         7,055
                                                                                           0.650         7,646
                                                                                           1.142         8,319
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.319            --
                                                                                           1.241            --
                                                                                           1.291            --
                                                                                           1.249            --
                                                                                           1.263            --
                                                                                           1.157            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 0.999            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.155            --
                                                                                           1.119       126,037
                                                                                           1.088       139,474
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.297            --





                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.435       1.367            --
                                                                       2007   1.251       1.435       114,042

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   2.603       2.569       535,947
                                                                              2015   2.482       2.603       637,663
                                                                              2014   2.474       2.482       738,099
                                                                              2013   1.953       2.474     1,189,442
                                                                              2012   1.625       1.953     1,375,192
                                                                              2011   1.818       1.625     1,495,287
                                                                              2010   1.659       1.818     1,641,208
                                                                              2009   1.189       1.659     1,792,550
                                                                              2008   1.968       1.189     2,005,834
                                                                              2007   1.747       1.968     2,071,354
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   2.324       2.495     2,286,551
                                                                              2015   2.217       2.324     2,555,390
                                                                              2014   2.084       2.217     2,816,934
                                                                              2013   1.633       2.084     3,334,720
                                                                              2012   1.413       1.633     3,930,968
                                                                              2011   1.505       1.413     4,329,687
                                                                              2010   1.293       1.505     4,547,988
                                                                              2009   0.946       1.293     4,803,077
                                                                              2008   1.721       0.946     5,089,793
                                                                              2007   1.562       1.721     5,836,689
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   2.016       2.204     1,790,592
                                                                              2015   2.026       2.016     2,240,060
                                                                              2014   1.867       2.026     2,555,815
                                                                              2013   1.426       1.867     3,347,840
                                                                              2012   1.238       1.426     4,000,498
                                                                              2011   1.286       1.238     4,568,642
                                                                              2010   1.177       1.286     5,069,104
                                                                              2009   0.914       1.177     5,265,624
                                                                              2008   1.500       0.914     5,713,940
                                                                              2007   1.456       1.500     6,887,822
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.430       2.572       505,751
                                                                              2015   2.464       2.430       728,331
                                                                              2014   2.247       2.464       858,667
                                                                              2013   1.747       2.247     1,016,901
                                                                              2012   1.532       1.747       976,866
                                                                              2011   1.605       1.532     1,089,253
                                                                              2010   1.397       1.605     1,382,497
                                                                              2009   1.050       1.397     1,688,585
                                                                              2008   1.866       1.050     1,717,753
                                                                              2007   1.619       1.866     1,620,037
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.841       3.118       347,098
                                                                              2015   2.945       2.841       363,673
                                                                              2014   2.832       2.945       395,633
                                                                              2013   2.125       2.832       470,405
                                                                              2012   1.892       2.125       535,553
                                                                              2011   2.164       1.892       617,711
                                                                              2010   1.716       2.164       679,212
                                                                              2009   1.252       1.716       676,881
                                                                              2008   2.114       1.252       860,251
                                                                              2007   1.870       2.114       931,670
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.453       1.625       421,752
                                                                              2015   1.595       1.453       513,189
                                                                              2014   1.554       1.595       516,508
                                                                              2013   1.391       1.554       821,929
                                                                              2012   1.259       1.391       874,489
                                                                              2011   1.254       1.259       776,421
                                                                              2010   1.135       1.254       757,471
                                                                              2009   0.853       1.135       666,629
                                                                              2008   1.237       0.853       562,840
                                                                              2007   1.216       1.237       583,989
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.142       2.188       117,521

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.244       2.142       117,969
                                                                                   2014   2.129       2.244       119,591
                                                                                   2013   1.571       2.129       157,792
                                                                                   2012   1.446       1.571       183,775
                                                                                   2011   1.549       1.446       239,283
                                                                                   2010   1.238       1.549       287,931
                                                                                   2009   0.879       1.238       328,379
                                                                                   2008   1.559       0.879       360,550
                                                                                   2007   1.429       1.559       473,748
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.064       2.784            --
                                                                                   2007   2.426       3.064       826,616
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.630       1.713       325,262
                                                                                   2015   1.777       1.630       383,806
                                                                                   2014   2.039       1.777       433,477
                                                                                   2013   1.691       2.039       609,294
                                                                                   2012   1.458       1.691       827,949
                                                                                   2011   1.664       1.458       915,923
                                                                                   2010   1.565       1.664       999,478
                                                                                   2009   1.165       1.565     1,108,912
                                                                                   2008   1.992       1.165     1,372,952
                                                                                   2007   1.759       1.992     1,616,659
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.031       3.332        22,522
                                                                                   2015   2.978       3.031        22,692
                                                                                   2014   2.706       2.978        23,362
                                                                                   2013   2.089       2.706        31,985
                                                                                   2012   1.821       2.089        45,640
                                                                                   2011   1.888       1.821        47,821
                                                                                   2010   1.534       1.888        54,495
                                                                                   2009   1.083       1.534        51,398
                                                                                   2008   1.967       1.083       129,490
                                                                                   2007   1.648       1.967       111,122
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.275       1.356            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.022       1.081            --
                                                                                   2009   0.862       1.022     1,341,255
                                                                                   2008   1.498       0.862     1,396,332
                                                                                   2007   1.456       1.498     1,969,334
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.599       2.579       675,179
                                                                                   2015   2.697       2.599       749,538
                                                                                   2014   2.284       2.697       790,485
                                                                                   2013   1.576       2.284     1,180,370
                                                                                   2012   1.354       1.576     1,511,820
                                                                                   2011   1.347       1.354     1,609,772
                                                                                   2010   1.099       1.347     1,697,537
                                                                                   2009   0.833       1.099     1,838,779
                                                                                   2008   1.425       0.833     1,943,368
                                                                                   2007   1.431       1.425     2,106,219
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.759       1.767            --
                                                                                   2013   1.357       1.759       766,112
                                                                                   2012   1.204       1.357       938,929
                                                                                   2011   1.309       1.204       988,783
                                                                                   2010   1.144       1.309     1,041,042
                                                                                   2009   0.902       1.144     1,063,172
                                                                                   2008   1.451       0.902     1,216,001
                                                                                   2007   1.461       1.451     1,521,470
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.122       2.284       300,209
                                                                                   2015   2.130       2.122       430,440
                                                                                   2014   1.957       2.130       474,109
                                                                                   2013   1.535       1.957       569,610
                                                                                   2012   1.350       1.535       877,527
                                                                                   2011   1.341       1.350       985,023
                                                                                   2010   1.215       1.341     1,226,866
                                                                                   2009   1.014       1.215     1,356,372
                                                                                   2008   1.463       1.014       899,283
                                                                                   2007   1.376       1.463     1,081,280

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.936       0.920            --
                                                                                    2008   1.352       0.936       713,171
                                                                                    2007   1.355       1.352       721,173
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.170       1.235            --
                                                                                    2010   1.059       1.170     3,083,586
                                                                                    2009   0.770       1.059     3,364,600
                                                                                    2008   1.357       0.770     3,810,096
                                                                                    2007   1.358       1.357     4,048,194
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.215       1.318            --
                                                                                    2010   1.107       1.215       179,589
                                                                                    2009   0.925       1.107       199,544
                                                                                    2008   1.320       0.925       207,502
                                                                                    2007   1.265       1.320       238,589
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.864       2.102        31,870
                                                                                    2015   1.986       1.864        37,538
                                                                                    2014   1.783       1.986        37,457
                                                                                    2013   1.443       1.783        37,556
                                                                                    2012   1.289       1.443        47,254
                                                                                    2011   1.314       1.289        67,515
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.646       1.852       751,065
                                                                                    2015   1.756       1.646       854,529
                                                                                    2014   1.578       1.756     1,409,735
                                                                                    2013   1.280       1.578     3,071,156
                                                                                    2012   1.144       1.280     4,382,530
                                                                                    2011   1.083       1.144     4,930,753
                                                                                    2010   0.985       1.083     6,757,283
                                                                                    2009   0.819       0.985     7,038,702
                                                                                    2008   1.284       0.819     7,130,326
                                                                                    2007   1.243       1.284     7,365,154
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.177       2.293       228,073
                                                                                    2015   2.022       2.177       273,294
                                                                                    2014   1.808       2.022       306,643
                                                                                    2013   1.338       1.808       384,364
                                                                                    2012   1.134       1.338       452,748
                                                                                    2011   1.163       1.134       549,060
                                                                                    2010   1.080       1.163       582,568
                                                                                    2009   0.774       1.080       606,415
                                                                                    2008   1.258       0.774       690,018
                                                                                    2007   1.218       1.258       752,205
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.021       2.240         6,183
                                                                                    2015   2.122       2.021         5,057
                                                                                    2014   1.937       2.122        47,688
                                                                                    2013   1.492       1.937       110,551
                                                                                    2012   1.306       1.492       149,402
                                                                                    2011   1.269       1.306       158,722
                                                                                    2010   1.182       1.269       163,042
                                                                                    2009   0.968       1.182       173,725
                                                                                    2008   1.533       0.968       184,511
                                                                                    2007   1.505       1.533       225,454
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.505       2.686       110,913
                                                                                    2015   2.496       2.505       133,946
                                                                                    2014   2.354       2.496       176,882
                                                                                    2013   1.748       2.354       110,768
                                                                                    2012   1.512       1.748       154,945
                                                                                    2011   1.604       1.512       161,074
                                                                                    2010   1.335       1.604       178,611
                                                                                    2009   1.001       1.335       214,435
                                                                                    2008   1.577       1.001       298,254
                                                                                    2007   1.501       1.577       321,411
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.754       2.857        98,836

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.936       2.754       137,335
                                                                                      2014   2.877       2.936       141,855
                                                                                      2013   1.995       2.877       349,382
                                                                                      2012   1.703       1.995       363,836
                                                                                      2011   1.713       1.703       376,542
                                                                                      2010   1.395       1.713       409,725
                                                                                      2009   0.997       1.395       476,750
                                                                                      2008   1.714       0.997       470,641
                                                                                      2007   1.589       1.714       592,745
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.890       0.865            --
                                                                                      2008   1.451       0.890     1,040,385
                                                                                      2007   1.411       1.451     1,063,578
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.314       1.335            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.910       1.958       356,771
                                                                                      2015   1.925       1.910       393,863
                                                                                      2014   1.969       1.925       405,954
                                                                                      2013   1.838       1.969       409,456
                                                                                      2012   1.590       1.838       477,461
                                                                                      2011   1.584       1.590       662,750
                                                                                      2010   1.385       1.584       653,611
                                                                                      2009   0.883       1.385       662,274
                                                                                      2008   1.286       0.883       727,070
                                                                                      2007   1.307       1.286     1,395,831
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.961       0.949            --
                                                                                      2010   0.897       0.961       229,583
                                                                                      2009   0.779       0.897       371,896
                                                                                      2008   1.008       0.779       430,132
                                                                                      2007   1.015       1.008     1,248,186
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.248       1.272            --
                                                                                      2010   1.141       1.248       573,348
                                                                                      2009   0.975       1.141       585,124
                                                                                      2008   1.151       0.975       617,931
                                                                                      2007   1.151       1.151       811,284
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.036       1.029            --
                                                                                      2009   1.054       1.036     4,812,892
                                                                                      2008   1.047       1.054     5,387,913
                                                                                      2007   1.018       1.047     3,003,508
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.470       1.540            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.595       1.700            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.468       1.524            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.644       1.809            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.114       1.105        20,080
                                                                                      2015   1.150       1.114        27,116
                                                                                      2014   1.031       1.150        45,252
                                                                                      2013   1.013       1.031        62,074
                                                                                      2012   0.818       1.013        80,258
                                                                                      2011   0.881       0.818        81,772
                                                                                      2010   0.772       0.881        74,999
                                                                                      2009   0.583       0.772       209,602
                                                                                      2008   1.017       0.583       226,384
                                                                                      2007   1.217       1.017        98,403
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.403       2.500            --
                                                                                      2013   1.898       2.403        83,746
                                                                                      2012   1.576       1.898        99,343
                                                                                      2011   1.734       1.576       111,994
                                                                                      2010   1.612       1.734       198,896
                                                                                      2009   1.148       1.612       234,362
                                                                                      2008   2.013       1.148       205,076
                                                                                      2007   1.573       2.013        54,288

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.639       2.666        22,981
                                                                              2015   2.798       2.639        25,903
                                                                              2014   2.492       2.798        27,528
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.099       2.232       147,297
                                                                              2015   2.237       2.099       140,448
                                                                              2014   2.415       2.237       174,745
                                                                              2013   1.882       2.415       244,334
                                                                              2012   1.483       1.882       274,145
                                                                              2011   1.758       1.483       293,862
                                                                              2010   1.536       1.758       273,845
                                                                              2009   1.008       1.536       284,464
                                                                              2008   1.733       1.008       350,405
                                                                              2007   1.783       1.733       455,954
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.261       1.428       613,659
                                                                              2015   1.412       1.261       623,223
                                                                              2014   1.313       1.412       694,084
                                                                              2013   1.028       1.313     1,110,883
                                                                              2012   0.914       1.028     1,248,661
                                                                              2011   0.968       0.914     1,444,548
                                                                              2010   0.786       0.968     1,565,945
                                                                              2009   0.633       0.786     1,910,063
                                                                              2008   1.055       0.633     2,234,333
                                                                              2007   1.069       1.055     2,603,622
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.213       2.425        32,043
                                                                              2015   2.289       2.213        23,083
                                                                              2014   2.158       2.289        26,374
                                                                              2013   1.566       2.158        28,764
                                                                              2012   1.347       1.566        31,101
                                                                              2011   1.385       1.347        27,798
                                                                              2010   1.117       1.385        28,106
                                                                              2009   0.849       1.117        17,952
                                                                              2008   1.410       0.849         7,688
                                                                              2007   1.290       1.410         7,450
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.736       2.228        11,838
                                                                              2015   1.909       1.736         8,592
                                                                              2014   1.860       1.909        15,710
                                                                              2013   1.423       1.860        20,212
                                                                              2012   1.255       1.423        24,884
                                                                              2011   1.424       1.255        37,632
                                                                              2010   1.215       1.424        35,067
                                                                              2009   0.959       1.215        32,701
                                                                              2008   1.308       0.959        33,631
                                                                              2007   1.347       1.308        34,583
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.718       1.879       225,237
                                                                              2015   2.033       1.718       254,866
                                                                              2014   2.218       2.033       303,740
                                                                              2013   2.380       2.218       587,970
                                                                              2012   2.041       2.380       621,715
                                                                              2011   2.560       2.041       666,462
                                                                              2010   2.111       2.560       722,481
                                                                              2009   1.274       2.111       741,806
                                                                              2008   2.788       1.274       801,949
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.820       0.778            --
                                                                              2008   1.457       0.820       219,149
                                                                              2007   1.328       1.457       226,896
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.315       1.315            --
                                                                              2015   1.315       1.315            --
                                                                              2014   1.315       1.315            --
                                                                              2013   1.239       1.315            --
                                                                              2012   1.034       1.239       686,234
                                                                              2011   1.132       1.034       713,082
                                                                              2010   1.084       1.132     1,030,597
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.525       1.598            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.076       2.205        15,833

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.027       2.076       178,539
                                                                               2014   1.819       2.027       179,312
                                                                               2013   1.382       1.819       199,051
                                                                               2012   1.242       1.382       199,874
                                                                               2011   1.264       1.242       213,811
                                                                               2010   1.145       1.264       218,106
                                                                               2009   0.979       1.145       218,125
                                                                               2008   1.593       0.979       196,268
                                                                               2007   1.584       1.593       205,843
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.214       1.297            --
                                                                               2015   1.263       1.214            --
                                                                               2014   1.225       1.263            --
                                                                               2013   0.965       1.225            --
                                                                               2012   0.843       0.965            --
                                                                               2011   0.988       0.843            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.216       1.565       289,751
                                                                               2015   1.311       1.216       324,692
                                                                               2014   1.314       1.311       381,007
                                                                               2013   1.011       1.314       527,810
                                                                               2012   0.874       1.011       671,137
                                                                               2011   0.979       0.874       767,272
                                                                               2010   0.833       0.979       808,209
                                                                               2009   0.672       0.833       988,718
                                                                               2008   0.976       0.672     1,147,027
                                                                               2007   1.026       0.976     1,189,380
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.716       1.668            --
                                                                               2015   1.781       1.716         7,752
                                                                               2014   1.952       1.781         8,558
                                                                               2013   1.669       1.952        17,305
                                                                               2012   1.458       1.669        17,633
                                                                               2011   1.665       1.458        17,088
                                                                               2010   1.524       1.665        16,442
                                                                               2009   1.181       1.524        15,743
                                                                               2008   2.090       1.181        39,421
                                                                               2007   1.995       2.090        34,760
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.057       1.145            --
                                                                               2012   1.024       1.057        19,081
                                                                               2011   1.103       1.024        19,086
                                                                               2010   0.915       1.103        12,197
                                                                               2009   0.682       0.915        11,540
                                                                               2008   1.128       0.682        11,546
                                                                               2007   1.276       1.128        12,630
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.349       1.326       975,891
                                                                               2015   1.323       1.349       960,924
                                                                               2014   1.321       1.323     1,103,229
                                                                               2013   1.060       1.321     1,329,992
                                                                               2012   0.892       1.060       926,787
                                                                               2011   0.993       0.892     1,062,564
                                                                               2010   0.873       0.993     1,154,149
                                                                               2009   0.637       0.873     1,214,289
                                                                               2008   1.093       0.637     1,323,542
                                                                               2007   1.049       1.093     1,415,023
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.355       1.398       251,049
                                                                               2015   1.424       1.355       321,096
                                                                               2014   1.407       1.424       714,528
                                                                               2013   1.576       1.407       802,309
                                                                               2012   1.470       1.576     1,111,612
                                                                               2011   1.345       1.470     1,284,526
                                                                               2010   1.269       1.345     1,408,517
                                                                               2009   1.094       1.269     1,191,449
                                                                               2008   1.194       1.094     1,291,871
                                                                               2007   1.131       1.194     1,307,647
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.508       1.518       962,777

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.538       1.508     1,258,811
                                                                          2014   1.505       1.538     1,766,102
                                                                          2013   1.564       1.505     2,073,473
                                                                          2012   1.460       1.564     2,763,194
                                                                          2011   1.443       1.460     2,932,798
                                                                          2010   1.360       1.443     3,107,915
                                                                          2009   1.223       1.360     2,979,214
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.933       1.942            --
                                                                          2015   1.970       1.933        20,361
                                                                          2014   1.807       1.970        43,395
                                                                          2013   1.384       1.807        65,478
                                                                          2012   1.277       1.384        92,914
                                                                          2011   1.364       1.277        96,707
                                                                          2010   1.197       1.364       104,618
                                                                          2009   0.985       1.197       104,041
                                                                          2008   1.495       0.985       111,497
                                                                          2007   1.452       1.495       135,176
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.170       1.290            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.800       1.843            --
                                                                          2015   1.859       1.800       238,360
                                                                          2014   1.813       1.859       247,753
                                                                          2013   1.820       1.813       230,408
                                                                          2012   1.663       1.820       323,670
                                                                          2011   1.636       1.663       399,356
                                                                          2010   1.487       1.636       603,953
                                                                          2009   1.140       1.487       724,439
                                                                          2008   1.302       1.140       729,447
                                                                          2007   1.245       1.302       798,298
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.363       1.550       936,051
                                                                          2015   1.442       1.363       983,231
                                                                          2014   1.298       1.442     1,037,095
                                                                          2013   0.989       1.298     2,024,355
                                                                          2012   0.855       0.989     2,313,882
                                                                          2011   0.908       0.855     2,559,638
                                                                          2010   0.791       0.908     2,716,093
                                                                          2009   0.682       0.791     3,111,982
                                                                          2008   1.092       0.682     3,365,605
                                                                          2007   1.073       1.092     3,936,256
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.822       2.074       351,511
                                                                          2015   1.925       1.822       570,924
                                                                          2014   1.769       1.925       642,978
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.306       1.318       202,569
                                                                          2015   1.325       1.306       248,000
                                                                          2014   1.264       1.325       401,543
                                                                          2013   1.301       1.264       508,711
                                                                          2012   1.235       1.301       871,410
                                                                          2011   1.184       1.235       905,766
                                                                          2010   1.116       1.184       943,826
                                                                          2009   1.041       1.116     1,030,398
                                                                          2008   1.101       1.041       975,529
                                                                          2007   1.058       1.101     1,150,655
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.731       1.699        50,328
                                                                          2015   1.661       1.731       209,948
                                                                          2014   1.556       1.661       214,123
                                                                          2013   1.182       1.556       221,788
                                                                          2012   1.054       1.182       242,504
                                                                          2011   1.180       1.054       254,353
                                                                          2010   1.004       1.180       262,756
                                                                          2009   0.799       1.004       268,297
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.334       1.311     1,701,289
                                                                          2015   1.361       1.334     2,579,652
                                                                          2014   1.387       1.361     2,673,016
                                                                          2013   1.415       1.387     3,180,372
                                                                          2012   1.443       1.415     3,064,923
                                                                          2011   1.471       1.443     3,627,156
                                                                          2010   1.490       1.471     2,231,502

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.743       0.733            --
                                                                                 2008   1.267       0.743        40,035
                                                                                 2007   1.293       1.267        40,650
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.719       0.749            --
                                                                                 2008   1.328       0.719        54,939
                                                                                 2007   1.303       1.328        53,615
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.146       1.260            --
                                                                                 2012   1.010       1.146       382,500
                                                                                 2011   1.099       1.010       422,174
                                                                                 2010   0.979       1.099       498,641
                                                                                 2009   0.820       0.979       499,772
                                                                                 2008   1.371       0.820       577,616
                                                                                 2007   1.344       1.371       654,213
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.019       2.085        27,827
                                                                                 2015   2.003       2.019        18,673
                                                                                 2014   1.839       2.003        19,092
                                                                                 2013   1.414       1.839        26,614
                                                                                 2012   1.301       1.414        26,143
                                                                                 2011   1.369       1.301        26,216
                                                                                 2010   1.212       1.369        40,668
                                                                                 2009   0.828       1.212        41,773
                                                                                 2008   1.557       0.828        41,944
                                                                                 2007   1.318       1.557        49,003
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.381       2.339         8,789
                                                                                 2015   2.192       2.381         9,474
                                                                                 2014   2.049       2.192        10,699
                                                                                 2013   1.525       2.049        51,757
                                                                                 2012   1.344       1.525        93,278
                                                                                 2011   1.363       1.344        97,472
                                                                                 2010   1.245       1.363       101,771
                                                                                 2009   0.907       1.245        97,736
                                                                                 2008   1.371       0.907       153,981
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.702       1.787       878,138
                                                                                 2015   1.699       1.702     1,052,412
                                                                                 2014   1.570       1.699     1,373,298
                                                                                 2013   1.200       1.570     1,880,049
                                                                                 2012   1.087       1.200     2,233,898
                                                                                 2011   1.232       1.087     2,730,684
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.915       0.991            --
                                                                                 2010   0.807       0.915            --
                                                                                 2009   0.626       0.807            --
                                                                                 2008   1.071       0.626            --
                                                                                 2007   1.058       1.071       381,370
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.277       1.309        25,600
                                                                                 2015   1.310       1.277        26,264
                                                                                 2014   1.279       1.310       192,625
                                                                                 2013   1.250       1.279       202,364
                                                                                 2012   1.168       1.250       358,780
                                                                                 2011   1.153       1.168        53,510
                                                                                 2010   1.069       1.153       115,356
                                                                                 2009   0.904       1.069       106,807
                                                                                 2008   1.077       0.904       106,814
                                                                                 2007   1.040       1.077        66,364
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.291       1.343        14,611
                                                                                 2015   1.331       1.291       126,341
                                                                                 2014   1.293       1.331       127,002
                                                                                 2013   1.189       1.293       321,532
                                                                                 2012   1.088       1.189       135,830
                                                                                 2011   1.097       1.088       266,866
                                                                                 2010   1.003       1.097       152,972
                                                                                 2009   0.827       1.003        28,217
                                                                                 2008   1.076       0.827        28,218
                                                                                 2007   1.047       1.076            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.286       1.351        84,482

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.328
                                                                                           2014   1.289
                                                                                           2013   1.114
                                                                                           2012   1.004
                                                                                           2011   1.038
                                                                                           2010   0.935
                                                                                           2009   0.753
                                                                                           2008   1.076
                                                                                           2007   1.052
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.263
                                                                                           2015   1.310
                                                                                           2014   1.270
                                                                                           2013   1.041
                                                                                           2012   0.920
                                                                                           2011   0.975
                                                                                           2010   0.867
                                                                                           2009   0.685
                                                                                           2008   1.076
                                                                                           2007   1.057
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   1.971
                                                                                           2015   1.992
                                                                                           2014   1.796
                                                                                           2013   1.390
                                                                                           2012   1.228
                                                                                           2011   1.232
                                                                                           2010   1.098
                                                                                           2009   0.894
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.689
                                                                                           2015   1.728
                                                                                           2014   1.625
                                                                                           2013   1.395
                                                                                           2012   1.278
                                                                                           2011   1.275
                                                                                           2010   1.183
                                                                                           2009   1.019
                                                                                           2008   1.338
                                                                                           2007   1.310
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.241
                                                                                           2015   2.289
                                                                                           2014   2.106
                                                                                           2013   1.582
                                                                                           2012   1.383
                                                                                           2011   1.398
                                                                                           2010   1.280
                                                                                           2009   1.080
                                                                                           2008   1.466
                                                                                           2007   1.389
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.848
                                                                                           2015   1.705
                                                                                           2014   1.597
                                                                                           2013   1.174
                                                                                           2012   1.009
                                                                                           2011   1.042
                                                                                           2010   0.911
                                                                                           2009   0.649
                                                                                           2008   1.141
                                                                                           2007   1.066
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.378
                                                                                           2015   1.434
                                                                                           2014   1.389
                                                                                           2013   1.404
                                                                                           2012   1.287
                                                                                           2011   1.272
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.105
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.182
                                                                                           2008   1.150
                                                                                           2007   1.079



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.286       271,128
                                                                                           1.328       779,443
                                                                                           1.289       899,489
                                                                                           1.114     1,290,242
                                                                                           1.004     1,237,300
                                                                                           1.038     1,343,703
                                                                                           0.935       436,146
                                                                                           0.753        71,234
                                                                                           1.076        63,692
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.339       485,118
                                                                                           1.263       523,195
                                                                                           1.310       479,520
                                                                                           1.270       518,909
                                                                                           1.041       548,994
                                                                                           0.920       598,497
                                                                                           0.975       624,258
                                                                                           0.867       652,089
                                                                                           0.685       685,679
                                                                                           1.076       405,855
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2.153       239,328
                                                                                           1.971       255,167
                                                                                           1.992       272,408
                                                                                           1.796       283,572
                                                                                           1.390       296,296
                                                                                           1.228       400,298
                                                                                           1.232       465,402
                                                                                           1.098     1,067,655
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.805       675,147
                                                                                           1.689       980,109
                                                                                           1.728     1,178,140
                                                                                           1.625     1,889,654
                                                                                           1.395     2,141,389
                                                                                           1.278     2,453,743
                                                                                           1.275     2,626,582
                                                                                           1.183     2,736,800
                                                                                           1.019     2,991,449
                                                                                           1.338     3,074,637
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.514            --
                                                                                           2.241            --
                                                                                           2.289            --
                                                                                           2.106            --
                                                                                           1.582            --
                                                                                           1.383            --
                                                                                           1.398            --
                                                                                           1.280            --
                                                                                           1.080            --
                                                                                           1.466       326,794
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.840       129,608
                                                                                           1.848       140,255
                                                                                           1.705       159,415
                                                                                           1.597       162,293
                                                                                           1.174       163,276
                                                                                           1.009       191,755
                                                                                           1.042       205,240
                                                                                           0.911       196,984
                                                                                           0.649       153,080
                                                                                           1.141        97,470
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.464       441,309
                                                                                           1.378       446,502
                                                                                           1.434       450,444
                                                                                           1.389       493,608
                                                                                           1.404       500,403
                                                                                           1.287       538,737
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.126            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.220            --
                                                                                           1.182     2,899,826
                                                                                           1.150     3,051,036

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.855       2.006    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   1.849       1.972    --





                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.537       0.768            --
                                                                            2007   1.340       1.537        21,973
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.843       2.804        93,463
                                                                            2015   2.712       2.843       111,791
                                                                            2014   2.704       2.712       116,572
                                                                            2013   2.136       2.704       167,480
                                                                            2012   1.778       2.136       267,228
                                                                            2011   1.991       1.778       326,492
                                                                            2010   1.818       1.991       496,427
                                                                            2009   1.303       1.818       568,754
                                                                            2008   2.158       1.303       585,001
                                                                            2007   1.917       2.158       546,193
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.588       2.778       598,410
                                                                            2015   2.471       2.588       671,284
                                                                            2014   2.323       2.471       755,601
                                                                            2013   1.822       2.323       968,899
                                                                            2012   1.577       1.822     1,180,026
                                                                            2011   1.680       1.577     1,338,099
                                                                            2010   1.444       1.680     1,580,376
                                                                            2009   1.057       1.444     1,769,843
                                                                            2008   1.925       1.057     1,967,352
                                                                            2007   1.748       1.925     2,263,556
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.202       2.407       604,518
                                                                            2015   2.214       2.202       674,843
                                                                            2014   2.042       2.214       807,371
                                                                            2013   1.560       2.042     1,045,269
                                                                            2012   1.355       1.560     1,318,354
                                                                            2011   1.408       1.355     1,609,927
                                                                            2010   1.289       1.408     1,874,223
                                                                            2009   1.002       1.289     2,027,763
                                                                            2008   1.645       1.002     2,178,947
                                                                            2007   1.598       1.645     2,469,648
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.640       2.792       109,602
                                                                            2015   2.678       2.640       120,978
                                                                            2014   2.444       2.678       124,271
                                                                            2013   1.901       2.444       216,542
                                                                            2012   1.668       1.901       275,611
                                                                            2011   1.747       1.668       400,847
                                                                            2010   1.522       1.747       428,926
                                                                            2009   1.145       1.522       450,704
                                                                            2008   2.035       1.145       499,267
                                                                            2007   1.767       2.035       444,740
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   3.149       3.455        50,744
                                                                            2015   3.266       3.149        61,493
                                                                            2014   3.142       3.266        61,357
                                                                            2013   2.359       3.142        81,777
                                                                            2012   2.101       2.359       168,155
                                                                            2011   2.405       2.101       253,032
                                                                            2010   1.908       2.405       259,296
                                                                            2009   1.393       1.908       269,311
                                                                            2008   2.353       1.393       277,225
                                                                            2007   2.082       2.353       329,854

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)........................... 2016   1.446       1.616        64,721
                                                                                   2015   1.587       1.446        66,144
                                                                                   2014   1.548       1.587        67,551
                                                                                   2013   1.386       1.548       131,887
                                                                                   2012   1.255       1.386       136,842
                                                                                   2011   1.250       1.255       142,048
                                                                                   2010   1.132       1.250       206,531
                                                                                   2009   0.852       1.132       190,576
                                                                                   2008   1.236       0.852       189,821
                                                                                   2007   1.215       1.236       199,445
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   2.326       2.375        35,537
                                                                                   2015   2.438       2.326        36,003
                                                                                   2014   2.314       2.438        62,312
                                                                                   2013   1.709       2.314        73,671
                                                                                   2012   1.573       1.709        90,350
                                                                                   2011   1.686       1.573       115,122
                                                                                   2010   1.348       1.686       124,950
                                                                                   2009   0.958       1.348       131,379
                                                                                   2008   1.699       0.958       132,919
                                                                                   2007   1.558       1.699       143,040
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.490       3.171            --
                                                                                   2007   2.765       3.490        97,287
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.765       1.854        72,514
                                                                                   2015   1.926       1.765        76,008
                                                                                   2014   2.211       1.926        81,013
                                                                                   2013   1.834       2.211       102,270
                                                                                   2012   1.583       1.834       184,226
                                                                                   2011   1.807       1.583       218,943
                                                                                   2010   1.700       1.807       254,343
                                                                                   2009   1.266       1.700       263,360
                                                                                   2008   2.166       1.266       269,485
                                                                                   2007   1.914       2.166       346,313
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.424       3.763        27,886
                                                                                   2015   3.367       3.424         3,583
                                                                                   2014   3.060       3.367         3,585
                                                                                   2013   2.364       3.060        38,513
                                                                                   2012   2.062       2.364        38,515
                                                                                   2011   2.139       2.062        85,340
                                                                                   2010   1.738       2.139        91,616
                                                                                   2009   1.228       1.738       108,772
                                                                                   2008   2.231       1.228       109,176
                                                                                   2007   1.870       2.231       110,258
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172            --
                                                                                   2009   0.936       1.108       260,348
                                                                                   2008   1.627       0.936       266,359
                                                                                   2007   1.582       1.627       514,303
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.850       2.827       177,601
                                                                                   2015   2.959       2.850       191,313
                                                                                   2014   2.507       2.959       222,470
                                                                                   2013   1.731       2.507       551,160
                                                                                   2012   1.488       1.731       702,672
                                                                                   2011   1.481       1.488       982,507
                                                                                   2010   1.209       1.481     1,073,899
                                                                                   2009   0.916       1.209     1,146,181
                                                                                   2008   1.569       0.916     1,218,795
                                                                                   2007   1.577       1.569     1,522,176
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.965       1.973            --

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2013   1.517       1.965       323,845
                                                                                    2012   1.346       1.517       422,482
                                                                                    2011   1.464       1.346       500,765
                                                                                    2010   1.281       1.464       541,144
                                                                                    2009   1.010       1.281       580,428
                                                                                    2008   1.625       1.010       614,275
                                                                                    2007   1.637       1.625       751,038
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   2.246       2.417       271,229
                                                                                    2015   2.256       2.246       323,979
                                                                                    2014   2.073       2.256       349,257
                                                                                    2013   1.627       2.073       467,486
                                                                                    2012   1.432       1.627       578,072
                                                                                    2011   1.424       1.432       709,638
                                                                                    2010   1.289       1.424       776,702
                                                                                    2009   1.077       1.289       828,892
                                                                                    2008   1.555       1.077       787,380
                                                                                    2007   1.463       1.555       977,846
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   1.011       0.993            --
                                                                                    2008   1.461       1.011       122,786
                                                                                    2007   1.465       1.461       146,664
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.289       1.360            --
                                                                                    2010   1.167       1.289     2,896,354
                                                                                    2009   0.849       1.167     3,080,174
                                                                                    2008   1.497       0.849     3,491,265
                                                                                    2007   1.500       1.497     4,036,762
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.281       1.390            --
                                                                                    2010   1.168       1.281        43,424
                                                                                    2009   0.976       1.168        43,453
                                                                                    2008   1.394       0.976        48,571
                                                                                    2007   1.336       1.394        48,606
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.960       2.210        10,274
                                                                                    2015   2.090       1.960        10,279
                                                                                    2014   1.877       2.090        10,285
                                                                                    2013   1.520       1.877        13,545
                                                                                    2012   1.358       1.520        13,553
                                                                                    2011   1.385       1.358        29,224
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.758       1.977        51,890
                                                                                    2015   1.876       1.758        53,461
                                                                                    2014   1.687       1.876        60,178
                                                                                    2013   1.369       1.687        95,743
                                                                                    2012   1.225       1.369       242,901
                                                                                    2011   1.160       1.225       299,669
                                                                                    2010   1.055       1.160       494,258
                                                                                    2009   0.878       1.055       585,437
                                                                                    2008   1.377       0.878     1,000,452
                                                                                    2007   1.334       1.377     1,171,876
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.533       2.666        78,498
                                                                                    2015   2.353       2.533        82,105
                                                                                    2014   2.106       2.353        82,686
                                                                                    2013   1.559       2.106       121,037
                                                                                    2012   1.321       1.559       125,489
                                                                                    2011   1.357       1.321       153,103
                                                                                    2010   1.260       1.357       157,230
                                                                                    2009   0.903       1.260       174,642
                                                                                    2008   1.469       0.903       185,729
                                                                                    2007   1.424       1.469       332,537
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.177       2.411       102,405
                                                                                    2015   2.287       2.177       105,478
                                                                                    2014   2.088       2.287       109,490
                                                                                    2013   1.609       2.088       110,414
                                                                                    2012   1.410       1.609       167,667
                                                                                    2011   1.370       1.410       172,564
                                                                                    2010   1.277       1.370       206,094
                                                                                    2009   1.046       1.277       209,459
                                                                                    2008   1.658       1.046       223,704
                                                                                    2007   1.628       1.658       253,891
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.669       2.860        61,765

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.661       2.669        67,986
                                                                                      2014   2.511       2.661        69,041
                                                                                      2013   1.865       2.511        68,325
                                                                                      2012   1.614       1.865       104,573
                                                                                      2011   1.714       1.614       105,548
                                                                                      2010   1.427       1.714       108,729
                                                                                      2009   1.070       1.427       118,171
                                                                                      2008   1.687       1.070       128,844
                                                                                      2007   1.607       1.687       250,439
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   3.132       3.248        51,059
                                                                                      2015   3.341       3.132        51,748
                                                                                      2014   3.275       3.341        72,904
                                                                                      2013   2.272       3.275        74,682
                                                                                      2012   1.941       2.272        88,611
                                                                                      2011   1.953       1.941       105,501
                                                                                      2010   1.592       1.953       109,303
                                                                                      2009   1.137       1.592       117,268
                                                                                      2008   1.957       1.137       125,188
                                                                                      2007   1.815       1.957       227,745
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.950       0.924            --
                                                                                      2008   1.551       0.950       240,557
                                                                                      2007   1.509       1.551       262,292
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.421       1.443            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   2.170       2.223       209,030
                                                                                      2015   2.187       2.170       213,404
                                                                                      2014   2.239       2.187       237,722
                                                                                      2013   2.091       2.239       312,339
                                                                                      2012   1.810       2.091       426,059
                                                                                      2011   1.803       1.810       473,345
                                                                                      2010   1.578       1.803       530,748
                                                                                      2009   1.006       1.578       570,467
                                                                                      2008   1.466       1.006       584,823
                                                                                      2007   1.491       1.466       638,240
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.958       0.945            --
                                                                                      2010   0.895       0.958        34,947
                                                                                      2009   0.777       0.895        53,214
                                                                                      2008   1.006       0.777        76,954
                                                                                      2007   1.013       1.006        83,479
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.301       1.325            --
                                                                                      2010   1.190       1.301       254,872
                                                                                      2009   1.018       1.190       286,003
                                                                                      2008   1.202       1.018       300,701
                                                                                      2007   1.202       1.202       308,150
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.024       1.017            --
                                                                                      2009   1.042       1.024     1,025,313
                                                                                      2008   1.037       1.042     1,303,252
                                                                                      2007   1.008       1.037       899,817
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.640       1.718            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.749       1.864            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.592       1.653            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.780       1.960            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.108       1.099        22,336

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.145       1.108        28,863
                                                                              2014   1.027       1.145        39,304
                                                                              2013   1.010       1.027        66,281
                                                                              2012   0.816       1.010        70,885
                                                                              2011   0.879       0.816        98,524
                                                                              2010   0.771       0.879       125,550
                                                                              2009   0.582       0.771       111,581
                                                                              2008   1.016       0.582       121,205
                                                                              2007   1.217       1.016       126,435
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   2.476       2.575            --
                                                                              2013   1.956       2.476        26,774
                                                                              2012   1.625       1.956        22,062
                                                                              2011   1.789       1.625        24,670
                                                                              2010   1.664       1.789        53,149
                                                                              2009   1.185       1.664        76,064
                                                                              2008   2.080       1.185        58,172
                                                                              2007   1.626       2.080         8,148
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.716       2.742         7,169
                                                                              2015   2.881       2.716         8,465
                                                                              2014   2.567       2.881        15,746
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.272       2.415        73,494
                                                                              2015   2.423       2.272        66,885
                                                                              2014   2.616       2.423        88,641
                                                                              2013   2.040       2.616       137,455
                                                                              2012   1.608       2.040       130,024
                                                                              2011   1.907       1.608       193,217
                                                                              2010   1.668       1.907       178,839
                                                                              2009   1.094       1.668       209,241
                                                                              2008   1.883       1.094       182,934
                                                                              2007   1.938       1.883       186,375
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.255       1.420       208,824
                                                                              2015   1.406       1.255       210,321
                                                                              2014   1.308       1.406       214,826
                                                                              2013   1.024       1.308       217,967
                                                                              2012   0.911       1.024       201,731
                                                                              2011   0.965       0.911       252,736
                                                                              2010   0.785       0.965       291,491
                                                                              2009   0.633       0.785       316,815
                                                                              2008   1.054       0.633       367,579
                                                                              2007   1.069       1.054       485,181
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.201       2.411           652
                                                                              2015   2.278       2.201         1,309
                                                                              2014   2.149       2.278         2,144
                                                                              2013   1.560       2.149         2,145
                                                                              2012   1.343       1.560         2,147
                                                                              2011   1.382       1.343         2,148
                                                                              2010   1.114       1.382         2,149
                                                                              2009   0.847       1.114         2,430
                                                                              2008   1.408       0.847           710
                                                                              2007   1.289       1.408            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.727       2.215            --
                                                                              2015   1.900       1.727            --
                                                                              2014   1.852       1.900            --
                                                                              2013   1.418       1.852            --
                                                                              2012   1.251       1.418            --
                                                                              2011   1.420       1.251            --
                                                                              2010   1.212       1.420            --
                                                                              2009   0.958       1.212            --
                                                                              2008   1.307       0.958            --
                                                                              2007   1.346       1.307            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.950       2.131        39,972
                                                                              2015   2.308       1.950        40,675
                                                                              2014   2.519       2.308        43,386
                                                                              2013   2.704       2.519        44,753
                                                                              2012   2.321       2.704        56,245
                                                                              2011   2.912       2.321        69,258
                                                                              2010   2.403       2.912        83,785
                                                                              2009   1.451       2.403        96,785
                                                                              2008   3.176       1.451       120,301

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881        50,611
                                                                               2007   1.429       1.567        48,642
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.424       1.424            --
                                                                               2015   1.424       1.424            --
                                                                               2014   1.424       1.424            --
                                                                               2013   1.342       1.424            --
                                                                               2012   1.121       1.342       211,158
                                                                               2011   1.227       1.121       235,577
                                                                               2010   1.176       1.227       254,296
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.615       1.691            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.188       2.323        94,040
                                                                               2015   2.137       2.188        94,040
                                                                               2014   1.919       2.137        98,974
                                                                               2013   1.459       1.919        98,931
                                                                               2012   1.312       1.459        59,013
                                                                               2011   1.335       1.312        21,417
                                                                               2010   1.210       1.335        32,564
                                                                               2009   1.036       1.210        37,638
                                                                               2008   1.685       1.036        26,990
                                                                               2007   1.677       1.685        32,213
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.208       1.290        11,534
                                                                               2015   1.257       1.208        14,127
                                                                               2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.210       1.557        77,557
                                                                               2015   1.305       1.210        98,083
                                                                               2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.809       1.758        53,306
                                                                               2015   1.879       1.809        54,867
                                                                               2014   2.060       1.879       114,785
                                                                               2013   1.762       2.060       126,244
                                                                               2012   1.541       1.762       128,312
                                                                               2011   1.760       1.541       135,747
                                                                               2010   1.612       1.760       171,286
                                                                               2009   1.250       1.612       209,067
                                                                               2008   2.213       1.250       236,538
                                                                               2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.053       1.140            --
                                                                               2012   1.021       1.053         1,925
                                                                               2011   1.100       1.021         1,926
                                                                               2010   0.913       1.100        42,628
                                                                               2009   0.681       0.913        40,700
                                                                               2008   1.126       0.681        26,487
                                                                               2007   1.274       1.126        25,543
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.342       1.319       160,925
                                                                               2015   1.318       1.342       164,667
                                                                               2014   1.316       1.318       168,375
                                                                               2013   1.056       1.316       373,533
                                                                               2012   0.889       1.056       113,911
                                                                               2011   0.991       0.889       131,253
                                                                               2010   0.872       0.991       156,165
                                                                               2009   0.636       0.872       173,239
                                                                               2008   1.092       0.636       164,832
                                                                               2007   1.048       1.092       140,830
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.344       1.385        84,873

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.412       1.344        85,685
                                                                          2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.065       2.075            --
                                                                          2015   2.106       2.065        16,774
                                                                          2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.958       2.004            --
                                                                          2015   2.024       1.958        10,787
                                                                          2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.356       1.542       272,671
                                                                          2015   1.435       1.356       308,788
                                                                          2014   1.293       1.435       317,652
                                                                          2013   0.986       1.293       446,108
                                                                          2012   0.853       0.986       516,164
                                                                          2011   0.906       0.853       733,645
                                                                          2010   0.790       0.906       810,324
                                                                          2009   0.681       0.790       950,292
                                                                          2008   1.091       0.681       965,887
                                                                          2007   1.073       1.091     1,205,286
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.033       2.313       164,207
                                                                          2015   2.149       2.033       180,616
                                                                          2014   1.975       2.149       265,193
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.359       1.371       222,246
                                                                          2015   1.380       1.359       262,186
                                                                          2014   1.317       1.380       265,476
                                                                          2013   1.356       1.317       335,083
                                                                          2012   1.288       1.356       344,387
                                                                          2011   1.235       1.288       398,260
                                                                          2010   1.165       1.235       403,645
                                                                          2009   1.087       1.165       402,977
                                                                          2008   1.150       1.087       388,128
                                                                          2007   1.106       1.150       378,055
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.451       1.425        69,490
                                                                          2015   1.481       1.451        70,897
                                                                          2014   1.510       1.481       154,592
                                                                          2013   1.541       1.510        69,072
                                                                          2012   1.572       1.541       218,551
                                                                          2011   1.604       1.572       383,591
                                                                          2010   1.625       1.604       379,836
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.780       0.770            --
                                                                          2008   1.332       0.780        26,218
                                                                          2007   1.360       1.332        26,623
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.753       0.785            --
                                                                          2008   1.393       0.753       134,494
                                                                          2007   1.367       1.393       181,012

                        VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.241       1.364            --
                                                                                 2012   1.095       1.241       438,125
                                                                                 2011   1.191       1.095       516,364
                                                                                 2010   1.062       1.191       563,216
                                                                                 2009   0.890       1.062       644,505
                                                                                 2008   1.489       0.890       708,245
                                                                                 2007   1.459       1.489       839,374
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.319       2.393       146,452
                                                                                 2015   2.302       2.319       191,667
                                                                                 2014   2.115       2.302       219,051
                                                                                 2013   1.627       2.115       237,689
                                                                                 2012   1.497       1.627       329,162
                                                                                 2011   1.577       1.497       349,891
                                                                                 2010   1.396       1.577       419,868
                                                                                 2009   0.955       1.396       441,995
                                                                                 2008   1.795       0.955       412,754
                                                                                 2007   1.521       1.795       421,462
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.541       2.494         7,639
                                                                                 2015   2.340       2.541         8,480
                                                                                 2014   2.189       2.340         8,738
                                                                                 2013   1.630       2.189         8,938
                                                                                 2012   1.436       1.630        12,085
                                                                                 2011   1.458       1.436        13,054
                                                                                 2010   1.332       1.458        15,268
                                                                                 2009   0.971       1.332        15,727
                                                                                 2008   1.468       0.971        19,318
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.864       1.894        27,813
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.870       1.963       722,660
                                                                                 2015   1.868       1.870     1,006,273
                                                                                 2014   1.727       1.868     1,386,269
                                                                                 2013   1.321       1.727     1,923,103
                                                                                 2012   1.197       1.321     2,172,045
                                                                                 2011   1.357       1.197     2,576,853
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.913       0.988            --
                                                                                 2010   0.805       0.913       368,690
                                                                                 2009   0.625       0.805        59,859
                                                                                 2008   1.070       0.625        65,506
                                                                                 2007   1.057       1.070        72,518
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.271       1.302            --
                                                                                 2015   1.305       1.271            --
                                                                                 2014   1.274       1.305            --
                                                                                 2013   1.246       1.274            --
                                                                                 2012   1.165       1.246            --
                                                                                 2011   1.151       1.165            --
                                                                                 2010   1.067       1.151            --
                                                                                 2009   0.903       1.067            --
                                                                                 2008   1.076       0.903            --
                                                                                 2007   1.040       1.076            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.285       1.336            --
                                                                                 2015   1.325       1.285            --
                                                                                 2014   1.288       1.325            --
                                                                                 2013   1.185       1.288            --
                                                                                 2012   1.084       1.185            --
                                                                                 2011   1.095       1.084            --
                                                                                 2010   1.001       1.095       153,355
                                                                                 2009   0.826       1.001       171,710
                                                                                 2008   1.075       0.826       173,118
                                                                                 2007   1.046       1.075        25,057
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.280       1.344       350,871
                                                                                 2015   1.323       1.280       352,155
                                                                                 2014   1.285       1.323       369,997
                                                                                 2013   1.111       1.285       784,675
                                                                                 2012   1.001       1.111       531,953
                                                                                 2011   1.035       1.001       801,844
                                                                                 2010   0.933       1.035     1,009,157
                                                                                 2009   0.752       0.933       579,908
                                                                                 2008   1.076       0.752       438,422
                                                                                 2007   1.052       1.076       445,185

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.257
                                                                                           2015   1.304
                                                                                           2014   1.265
                                                                                           2013   1.038
                                                                                           2012   0.918
                                                                                           2011   0.973
                                                                                           2010   0.865
                                                                                           2009   0.684
                                                                                           2008   1.075
                                                                                           2007   1.057
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.751
                                                                                           2015   1.793
                                                                                           2014   1.687
                                                                                           2013   1.449
                                                                                           2012   1.328
                                                                                           2011   1.326
                                                                                           2010   1.231
                                                                                           2009   1.061
                                                                                           2008   1.393
                                                                                           2007   1.365
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.222
                                                                                           2015   2.270
                                                                                           2014   2.090
                                                                                           2013   1.571
                                                                                           2012   1.374
                                                                                           2011   1.390
                                                                                           2010   1.272
                                                                                           2009   1.074
                                                                                           2008   1.463
                                                                                           2007   1.387
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2016   1.207
                                                                                           2015   1.226
                                                                                           2014   1.255
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.839
                                                                                           2015   1.698
                                                                                           2014   1.591
                                                                                           2013   1.170
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.909
                                                                                           2009   0.648
                                                                                           2008   1.140
                                                                                           2007   1.066
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.433
                                                                                           2015   1.491
                                                                                           2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.199
                                                                                           2008   1.167
                                                                                           2007   1.095
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.965
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.138



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.332        35,098
                                                                                           1.257        38,968
                                                                                           1.304        40,479
                                                                                           1.265        41,926
                                                                                           1.038       439,928
                                                                                           0.918       561,172
                                                                                           0.973       602,177
                                                                                           0.865       628,954
                                                                                           0.684       673,543
                                                                                           1.075       319,705
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.871       364,551
                                                                                           1.751       388,234
                                                                                           1.793       421,358
                                                                                           1.687       511,819
                                                                                           1.449       960,755
                                                                                           1.328     1,038,186
                                                                                           1.326     1,178,593
                                                                                           1.231     1,314,384
                                                                                           1.061     1,392,780
                                                                                           1.393     1,777,234
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.491            --
                                                                                           2.222            --
                                                                                           2.270            --
                                                                                           2.090            --
                                                                                           1.571            --
                                                                                           1.374            --
                                                                                           1.390            --
                                                                                           1.272            --
                                                                                           1.074            --
                                                                                           1.463       331,646
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.400            --
                                                                                           1.207            --
                                                                                           1.226            --
                                                                                           1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.830         3,925
                                                                                           1.839         4,423
                                                                                           1.698         5,524
                                                                                           1.591         8,308
                                                                                           1.170        12,078
                                                                                           1.006        83,098
                                                                                           1.040        93,013
                                                                                           0.909       104,772
                                                                                           0.648       109,471
                                                                                           1.140       110,938
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.521        60,371
                                                                                           1.433        64,094
                                                                                           1.491        67,909
                                                                                           1.445       125,729
                                                                                           1.462       133,538
                                                                                           1.341       238,433
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.121            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.237            --
                                                                                           1.199     1,729,338
                                                                                           1.167     1,803,314
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.124            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.281            --

                               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.428       1.361             --
                                                                              2007   1.247       1.428        114,349
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   2.571       2.534        871,278
                                                                              2015   2.454       2.571        989,966
                                                                              2014   2.448       2.454      1,446,716
                                                                              2013   1.934       2.448      1,773,403
                                                                              2012   1.611       1.934      2,081,638
                                                                              2011   1.805       1.611      2,470,013
                                                                              2010   1.649       1.805      2,727,807
                                                                              2009   1.182       1.649      2,980,480
                                                                              2008   1.959       1.182      3,286,725
                                                                              2007   1.741       1.959      3,748,499
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   2.295       2.462      2,276,946
                                                                              2015   2.192       2.295      2,622,796
                                                                              2014   2.062       2.192      3,286,750
                                                                              2013   1.618       2.062      4,948,609
                                                                              2012   1.401       1.618      5,898,227
                                                                              2011   1.494       1.401      6,755,419
                                                                              2010   1.285       1.494      7,499,647
                                                                              2009   0.941       1.285      8,257,041
                                                                              2008   1.714       0.941      9,090,129
                                                                              2007   1.557       1.714      9,982,768
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.991       2.175      2,619,113
                                                                              2015   2.003       1.991      3,113,493
                                                                              2014   1.848       2.003      3,752,809
                                                                              2013   1.413       1.848      5,774,390
                                                                              2012   1.228       1.413      7,071,906
                                                                              2011   1.276       1.228      8,792,530
                                                                              2010   1.169       1.276      9,446,905
                                                                              2009   0.909       1.169     10,102,320
                                                                              2008   1.493       0.909     10,710,178
                                                                              2007   1.451       1.493     12,558,651
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.400       2.538        453,995
                                                                              2015   2.436       2.400        688,864
                                                                              2014   2.224       2.436        973,223
                                                                              2013   1.731       2.224      1,339,383
                                                                              2012   1.519       1.731      1,553,382
                                                                              2011   1.593       1.519      1,692,957
                                                                              2010   1.388       1.593      1,795,756
                                                                              2009   1.044       1.388      2,079,031
                                                                              2008   1.858       1.044      2,210,809
                                                                              2007   1.614       1.858      2,240,558
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.806       3.077        331,527
                                                                              2015   2.912       2.806        381,353
                                                                              2014   2.803       2.912        480,449
                                                                              2013   2.106       2.803        751,849
                                                                              2012   1.876       2.106        868,870
                                                                              2011   2.148       1.876        982,996
                                                                              2010   1.705       2.148      1,145,019
                                                                              2009   1.246       1.705      1,185,697
                                                                              2008   2.105       1.246      1,301,855
                                                                              2007   1.863       2.105      1,378,564
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.438       1.607        568,988
                                                                              2015   1.579       1.438        839,913
                                                                              2014   1.541       1.579      1,002,722
                                                                              2013   1.380       1.541      1,165,197
                                                                              2012   1.251       1.380      1,279,708
                                                                              2011   1.247       1.251      1,311,827
                                                                              2010   1.130       1.247      1,346,056
                                                                              2009   0.850       1.130      1,337,708
                                                                              2008   1.234       0.850      1,502,191
                                                                              2007   1.214       1.234      2,139,957
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.116       2.159         96,982

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.219       2.116       111,788
                                                                                   2014   2.107       2.219       131,096
                                                                                   2013   1.557       2.107       202,131
                                                                                   2012   1.434       1.557       224,709
                                                                                   2011   1.537       1.434       253,898
                                                                                   2010   1.230       1.537       325,492
                                                                                   2009   0.874       1.230       393,782
                                                                                   2008   1.552       0.874       420,984
                                                                                   2007   1.424       1.552       471,727
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.050       2.771            --
                                                                                   2007   2.418       3.050       972,084
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.609       1.690       396,820
                                                                                   2015   1.757       1.609       535,874
                                                                                   2014   2.018       1.757       788,045
                                                                                   2013   1.675       2.018     1,035,143
                                                                                   2012   1.446       1.675     1,313,538
                                                                                   2011   1.652       1.446     1,714,756
                                                                                   2010   1.555       1.652     1,965,658
                                                                                   2009   1.158       1.555     2,242,157
                                                                                   2008   1.983       1.158     2,456,722
                                                                                   2007   1.753       1.983     2,787,846
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.993       3.288        72,531
                                                                                   2015   2.944       2.993        75,175
                                                                                   2014   2.678       2.944        72,204
                                                                                   2013   2.070       2.678        86,726
                                                                                   2012   1.806       2.070       115,822
                                                                                   2011   1.874       1.806       139,296
                                                                                   2010   1.524       1.874       137,888
                                                                                   2009   1.077       1.524       133,187
                                                                                   2008   1.958       1.077       189,349
                                                                                   2007   1.642       1.958       149,286
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.271       1.351            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.015       1.074            --
                                                                                   2009   0.857       1.015     2,834,764
                                                                                   2008   1.491       0.857     3,005,508
                                                                                   2007   1.451       1.491     3,249,742
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.567       2.545       576,069
                                                                                   2015   2.666       2.567       642,307
                                                                                   2014   2.261       2.666       839,406
                                                                                   2013   1.561       2.261     1,123,813
                                                                                   2012   1.343       1.561     1,414,141
                                                                                   2011   1.337       1.343     1,718,101
                                                                                   2010   1.092       1.337     2,012,879
                                                                                   2009   0.828       1.092     2,299,588
                                                                                   2008   1.419       0.828     2,555,974
                                                                                   2007   1.427       1.419     2,810,277
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.741       1.748            --
                                                                                   2013   1.345       1.741       838,602
                                                                                   2012   1.194       1.345     1,253,069
                                                                                   2011   1.299       1.194     1,527,578
                                                                                   2010   1.137       1.299     1,656,665
                                                                                   2009   0.897       1.137     1,905,822
                                                                                   2008   1.444       0.897     2,134,740
                                                                                   2007   1.456       1.444     2,348,601
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.096       2.254       377,578
                                                                                   2015   2.106       2.096       674,024
                                                                                   2014   1.937       2.106     1,042,357
                                                                                   2013   1.520       1.937     1,537,120
                                                                                   2012   1.339       1.520     1,760,293
                                                                                   2011   1.332       1.339     2,134,710
                                                                                   2010   1.207       1.332     2,329,716
                                                                                   2009   1.009       1.207     2,488,865
                                                                                   2008   1.457       1.009     1,539,896
                                                                                   2007   1.371       1.457     1,749,041

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.931       0.914            --
                                                                                    2008   1.346       0.931     1,250,543
                                                                                    2007   1.350       1.346     1,447,649
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.161       1.225            --
                                                                                    2010   1.052       1.161     4,146,917
                                                                                    2009   0.766       1.052     4,621,347
                                                                                    2008   1.351       0.766     5,695,592
                                                                                    2007   1.354       1.351     7,821,047
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.206       1.308            --
                                                                                    2010   1.100       1.206        73,519
                                                                                    2009   0.920       1.100        97,541
                                                                                    2008   1.314       0.920       102,285
                                                                                    2007   1.260       1.314       114,585
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.841       2.074        12,921
                                                                                    2015   1.964       1.841        14,632
                                                                                    2014   1.764       1.964        18,480
                                                                                    2013   1.430       1.764        35,934
                                                                                    2012   1.278       1.430        66,577
                                                                                    2011   1.304       1.278        70,068
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.625       1.828     1,513,953
                                                                                    2015   1.736       1.625     1,901,773
                                                                                    2014   1.561       1.736     2,820,958
                                                                                    2013   1.268       1.561     4,162,143
                                                                                    2012   1.135       1.268     5,943,919
                                                                                    2011   1.075       1.135     6,528,682
                                                                                    2010   0.979       1.075     7,037,398
                                                                                    2009   0.815       0.979     7,981,264
                                                                                    2008   1.279       0.815     8,359,905
                                                                                    2007   1.239       1.279     9,818,693
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.150       2.262       171,826
                                                                                    2015   1.999       2.150       220,162
                                                                                    2014   1.790       1.999       255,394
                                                                                    2013   1.325       1.790       401,586
                                                                                    2012   1.124       1.325       700,602
                                                                                    2011   1.155       1.124       826,424
                                                                                    2010   1.073       1.155       868,773
                                                                                    2009   0.769       1.073       982,108
                                                                                    2008   1.252       0.769     1,074,109
                                                                                    2007   1.214       1.252     1,200,932
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.996       2.210       136,201
                                                                                    2015   2.098       1.996       142,744
                                                                                    2014   1.917       2.098       165,622
                                                                                    2013   1.478       1.917       221,573
                                                                                    2012   1.295       1.478       217,789
                                                                                    2011   1.260       1.295       178,370
                                                                                    2010   1.174       1.260       183,743
                                                                                    2009   0.963       1.174       212,947
                                                                                    2008   1.527       0.963       222,353
                                                                                    2007   1.500       1.527       244,309
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.474       2.650        41,554
                                                                                    2015   2.468       2.474        46,923
                                                                                    2014   2.330       2.468       104,162
                                                                                    2013   1.731       2.330       119,922
                                                                                    2012   1.499       1.731       142,748
                                                                                    2011   1.593       1.499       181,745
                                                                                    2010   1.326       1.593       176,526
                                                                                    2009   0.996       1.326       178,780
                                                                                    2008   1.570       0.996       198,471
                                                                                    2007   1.496       1.570       214,545
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.720       2.819       122,566

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.903       2.720       144,294
                                                                                      2014   2.847       2.903       187,950
                                                                                      2013   1.976       2.847       218,593
                                                                                      2012   1.689       1.976       257,681
                                                                                      2011   1.700       1.689       330,359
                                                                                      2010   1.387       1.700       429,473
                                                                                      2009   0.991       1.387       476,632
                                                                                      2008   1.707       0.991       552,331
                                                                                      2007   1.584       1.707       675,683
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.885       0.860            --
                                                                                      2008   1.445       0.885       502,080
                                                                                      2007   1.406       1.445       519,030
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.310       1.329            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.886       1.932       238,447
                                                                                      2015   1.903       1.886       335,227
                                                                                      2014   1.949       1.903       463,881
                                                                                      2013   1.821       1.949       592,491
                                                                                      2012   1.577       1.821       568,706
                                                                                      2011   1.572       1.577       628,460
                                                                                      2010   1.376       1.572       669,177
                                                                                      2009   0.878       1.376       844,747
                                                                                      2008   1.280       0.878     1,084,456
                                                                                      2007   1.303       1.280     1,385,416
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.954       0.941            --
                                                                                      2010   0.892       0.954       700,050
                                                                                      2009   0.775       0.892       888,442
                                                                                      2008   1.004       0.775     1,033,604
                                                                                      2007   1.011       1.004     1,281,072
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.239       1.262            --
                                                                                      2010   1.134       1.239       627,061
                                                                                      2009   0.970       1.134       733,634
                                                                                      2008   1.146       0.970       802,359
                                                                                      2007   1.147       1.146       965,512
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.029       1.022            --
                                                                                      2009   1.048       1.029     3,495,146
                                                                                      2008   1.043       1.048     4,163,830
                                                                                      2007   1.014       1.043     2,667,132
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.465       1.534            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.590       1.694            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.463       1.518            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.638       1.803            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.103       1.093       211,409
                                                                                      2015   1.140       1.103       200,330
                                                                                      2014   1.023       1.140       247,450
                                                                                      2013   1.007       1.023       313,705
                                                                                      2012   0.814       1.007       485,212
                                                                                      2011   0.877       0.814       493,665
                                                                                      2010   0.770       0.877       574,708
                                                                                      2009   0.581       0.770       337,062
                                                                                      2008   1.015       0.581       360,544
                                                                                      2007   1.216       1.015       429,534
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.378       2.473            --
                                                                                      2013   1.880       2.378       284,067
                                                                                      2012   1.563       1.880       322,609
                                                                                      2011   1.721       1.563       284,659
                                                                                      2010   1.602       1.721       377,262
                                                                                      2009   1.141       1.602       341,376
                                                                                      2008   2.004       1.141       370,793
                                                                                      2007   1.568       2.004       186,964

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.607       2.630       130,491
                                                                              2015   2.766       2.607       186,403
                                                                              2014   2.466       2.766       225,785
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.074       2.203       300,384
                                                                              2015   2.212       2.074       366,580
                                                                              2014   2.390       2.212       430,845
                                                                              2013   1.865       2.390       815,832
                                                                              2012   1.470       1.865       867,123
                                                                              2011   1.745       1.470       924,086
                                                                              2010   1.526       1.745     1,080,441
                                                                              2009   1.002       1.526     1,111,985
                                                                              2008   1.726       1.002     1,198,096
                                                                              2007   1.776       1.726     1,353,456
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.248       1.413       578,340
                                                                              2015   1.400       1.248       640,774
                                                                              2014   1.303       1.400       804,508
                                                                              2013   1.021       1.303     1,209,292
                                                                              2012   0.909       1.021     1,538,125
                                                                              2011   0.963       0.909     1,700,612
                                                                              2010   0.783       0.963     2,059,397
                                                                              2009   0.632       0.783     2,314,290
                                                                              2008   1.053       0.632     2,550,701
                                                                              2007   1.069       1.053     2,426,368
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.190       2.397        35,040
                                                                              2015   2.267       2.190        40,317
                                                                              2014   2.139       2.267       119,221
                                                                              2013   1.554       2.139       215,214
                                                                              2012   1.338       1.554       154,536
                                                                              2011   1.378       1.338       222,535
                                                                              2010   1.112       1.378       230,492
                                                                              2009   0.846       1.112       121,466
                                                                              2008   1.406       0.846       100,188
                                                                              2007   1.288       1.406        70,814
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.718       2.203         1,625
                                                                              2015   1.891       1.718        24,147
                                                                              2014   1.844       1.891        22,381
                                                                              2013   1.413       1.844        54,418
                                                                              2012   1.247       1.413       113,265
                                                                              2011   1.416       1.247       189,679
                                                                              2010   1.209       1.416       211,197
                                                                              2009   0.956       1.209       202,757
                                                                              2008   1.305       0.956       190,483
                                                                              2007   1.345       1.305       189,754
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.697       1.854       263,805
                                                                              2015   2.010       1.697       324,939
                                                                              2014   2.195       2.010       461,931
                                                                              2013   2.357       2.195       635,342
                                                                              2012   2.024       2.357       680,849
                                                                              2011   2.541       2.024       768,536
                                                                              2010   2.098       2.541       860,220
                                                                              2009   1.267       2.098     1,024,717
                                                                              2008   2.775       1.267       927,847
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.815       0.774            --
                                                                              2008   1.451       0.815       288,699
                                                                              2007   1.323       1.451       286,118
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.302       1.302            --
                                                                              2015   1.302       1.302            --
                                                                              2014   1.302       1.302            --
                                                                              2013   1.228       1.302            --
                                                                              2012   1.025       1.228     2,587,108
                                                                              2011   1.123       1.025     2,702,413
                                                                              2010   1.077       1.123     2,763,170
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.520       1.592            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.051       2.176       112,819

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.004       2.051       167,661
                                                                               2014   1.800       2.004       206,058
                                                                               2013   1.369       1.800       219,122
                                                                               2012   1.232       1.369       278,509
                                                                               2011   1.254       1.232       387,771
                                                                               2010   1.137       1.254       412,655
                                                                               2009   0.974       1.137       459,696
                                                                               2008   1.586       0.974       403,580
                                                                               2007   1.578       1.586       325,365
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.202       1.283       227,799
                                                                               2015   1.252       1.202       236,950
                                                                               2014   1.216       1.252       236,986
                                                                               2013   0.958       1.216       237,036
                                                                               2012   0.838       0.958       258,169
                                                                               2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.204       1.548       552,554
                                                                               2015   1.299       1.204       607,109
                                                                               2014   1.304       1.299       705,944
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.695       1.646         3,116
                                                                               2015   1.761       1.695         3,118
                                                                               2014   1.932       1.761         3,119
                                                                               2013   1.653       1.932         3,121
                                                                               2012   1.446       1.653         9,256
                                                                               2011   1.653       1.446        11,295
                                                                               2010   1.515       1.653        21,757
                                                                               2009   1.175       1.515        25,038
                                                                               2008   2.081       1.175        42,358
                                                                               2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.049       1.136            --
                                                                               2012   1.018       1.049       103,174
                                                                               2011   1.096       1.018        73,728
                                                                               2010   0.911       1.096        57,416
                                                                               2009   0.680       0.911        60,092
                                                                               2008   1.125       0.680       124,923
                                                                               2007   1.273       1.125       102,279
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.336       1.312     1,831,272
                                                                               2015   1.312       1.336     2,018,493
                                                                               2014   1.311       1.312     2,542,217
                                                                               2013   1.053       1.311     3,025,550
                                                                               2012   0.887       1.053       957,847
                                                                               2011   0.988       0.887     1,007,519
                                                                               2010   0.870       0.988     1,125,074
                                                                               2009   0.635       0.870     1,201,839
                                                                               2008   1.091       0.635     1,465,288
                                                                               2007   1.048       1.091     1,893,492
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.339       1.379       734,771
                                                                               2015   1.407       1.339       844,102
                                                                               2014   1.392       1.407     1,030,048
                                                                               2013   1.561       1.392     1,910,265
                                                                               2012   1.458       1.561     2,414,563
                                                                               2011   1.335       1.458     2,338,860
                                                                               2010   1.261       1.335     2,529,965
                                                                               2009   1.088       1.261     2,520,001
                                                                               2008   1.189       1.088     2,636,780
                                                                               2007   1.126       1.189     2,649,679
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.909       1.917            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.947       1.909        18,587
                                                                          2014   1.788       1.947        90,473
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.777       1.819            --
                                                                          2015   1.838       1.777       629,257
                                                                          2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.350       1.533     1,045,898
                                                                          2015   1.429       1.350     1,384,008
                                                                          2014   1.288       1.429     1,881,531
                                                                          2013   0.982       1.288     2,503,009
                                                                          2012   0.850       0.982     2,964,658
                                                                          2011   0.904       0.850     3,320,592
                                                                          2010   0.788       0.904     3,641,553
                                                                          2009   0.680       0.788     4,240,403
                                                                          2008   1.090       0.680     4,537,287
                                                                          2007   1.073       1.090     5,132,859
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.800       2.047       493,304
                                                                          2015   1.904       1.800       524,337
                                                                          2014   1.750       1.904       633,940
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.289       1.301       270,524
                                                                          2015   1.310       1.289       349,716
                                                                          2014   1.251       1.310       434,558
                                                                          2013   1.289       1.251       613,928
                                                                          2012   1.225       1.289       985,032
                                                                          2011   1.175       1.225       994,987
                                                                          2010   1.109       1.175     1,033,972
                                                                          2009   1.035       1.109     1,064,724
                                                                          2008   1.096       1.035     1,133,497
                                                                          2007   1.054       1.096     1,319,097
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.318       1.294       777,429
                                                                          2015   1.345       1.318       861,421
                                                                          2014   1.373       1.345     1,245,965
                                                                          2013   1.401       1.373     3,103,821
                                                                          2012   1.431       1.401     2,486,475
                                                                          2011   1.460       1.431     2,471,154
                                                                          2010   1.480       1.460     2,180,803
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.739       0.729            --
                                                                          2008   1.261       0.739            --
                                                                          2007   1.289       1.261         1,889
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.715       0.745            --
                                                                          2008   1.322       0.715       327,267
                                                                          2007   1.298       1.322       360,815
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.135       1.248            --
                                                                          2012   1.002       1.135       897,328
                                                                          2011   1.091       1.002       932,789
                                                                          2010   0.973       1.091     1,032,863
                                                                          2009   0.816       0.973     1,173,794
                                                                          2008   1.365       0.816     1,247,125
                                                                          2007   1.339       1.365     1,293,697
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   1.994       2.057        66,510

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.980       1.994        84,210
                                                                                 2014   1.820       1.980        85,871
                                                                                 2013   1.401       1.820        90,538
                                                                                 2012   1.290       1.401        91,624
                                                                                 2011   1.359       1.290        91,877
                                                                                 2010   1.204       1.359       103,831
                                                                                 2009   0.824       1.204       111,777
                                                                                 2008   1.550       0.824       106,218
                                                                                 2007   1.314       1.550        80,134
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.352       2.308        31,445
                                                                                 2015   2.167       2.352        33,060
                                                                                 2014   2.028       2.167        34,643
                                                                                 2013   1.511       2.028        36,265
                                                                                 2012   1.332       1.511        46,341
                                                                                 2011   1.353       1.332        72,639
                                                                                 2010   1.237       1.353        75,590
                                                                                 2009   0.902       1.237        84,323
                                                                                 2008   1.364       0.902        79,267
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.787       1.814         7,835
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.681       1.763     1,095,137
                                                                                 2015   1.679       1.681     1,238,313
                                                                                 2014   1.553       1.679     1,830,983
                                                                                 2013   1.189       1.553     2,842,080
                                                                                 2012   1.078       1.189     3,371,350
                                                                                 2011   1.222       1.078     3,761,606
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.911       0.986            --
                                                                                 2010   0.804       0.911       245,228
                                                                                 2009   0.624       0.804       274,953
                                                                                 2008   1.069       0.624       115,264
                                                                                 2007   1.057       1.069        23,429
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.265       1.296       520,885
                                                                                 2015   1.299       1.265       607,705
                                                                                 2014   1.269       1.299       646,373
                                                                                 2013   1.242       1.269       695,467
                                                                                 2012   1.161       1.242       855,261
                                                                                 2011   1.148       1.161       344,748
                                                                                 2010   1.065       1.148       319,474
                                                                                 2009   0.902       1.065       287,644
                                                                                 2008   1.075       0.902       316,451
                                                                                 2007   1.040       1.075            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.278       1.329       615,679
                                                                                 2015   1.319       1.278       809,709
                                                                                 2014   1.283       1.319       854,144
                                                                                 2013   1.181       1.283     1,149,511
                                                                                 2012   1.081       1.181     1,360,337
                                                                                 2011   1.092       1.081       841,382
                                                                                 2010   1.000       1.092       578,184
                                                                                 2009   0.825       1.000       413,902
                                                                                 2008   1.074       0.825       291,625
                                                                                 2007   1.046       1.074       112,150
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.274       1.337     1,499,257
                                                                                 2015   1.317       1.274     1,483,723
                                                                                 2014   1.280       1.317     2,492,343
                                                                                 2013   1.107       1.280     3,379,071
                                                                                 2012   0.998       1.107     3,821,361
                                                                                 2011   1.033       0.998     3,571,445
                                                                                 2010   0.931       1.033     3,577,364
                                                                                 2009   0.751       0.931     3,581,028
                                                                                 2008   1.075       0.751     2,952,280
                                                                                 2007   1.051       1.075     1,974,991
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.251       1.325       444,049

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.299
                                                                                           2014   1.260
                                                                                           2013   1.034
                                                                                           2012   0.915
                                                                                           2011   0.971
                                                                                           2010   0.864
                                                                                           2009   0.683
                                                                                           2008   1.074
                                                                                           2007   1.056
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.668
                                                                                           2015   1.708
                                                                                           2014   1.608
                                                                                           2013   1.382
                                                                                           2012   1.267
                                                                                           2011   1.265
                                                                                           2010   1.176
                                                                                           2009   1.014
                                                                                           2008   1.332
                                                                                           2007   1.305
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.202
                                                                                           2015   2.251
                                                                                           2014   2.074
                                                                                           2013   1.559
                                                                                           2012   1.365
                                                                                           2011   1.381
                                                                                           2010   1.265
                                                                                           2009   1.069
                                                                                           2008   1.461
                                                                                           2007   1.385
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2016   1.205
                                                                                           2015   1.225
                                                                                           2014   1.254
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.830
                                                                                           2015   1.690
                                                                                           2014   1.585
                                                                                           2013   1.166
                                                                                           2012   1.003
                                                                                           2011   1.038
                                                                                           2010   0.907
                                                                                           2009   0.647
                                                                                           2008   1.139
                                                                                           2007   1.066
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.361
                                                                                           2015   1.418
                                                                                           2014   1.374
                                                                                           2013   1.391
                                                                                           2012   1.276
                                                                                           2011   1.263
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.176
                                                                                           2008   1.145
                                                                                           2007   1.075
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.849
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.842



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.251       453,586
                                                                                           1.299     1,349,781
                                                                                           1.260     1,736,353
                                                                                           1.034     1,721,734
                                                                                           0.915     1,676,867
                                                                                           0.971     1,571,010
                                                                                           0.864     1,651,481
                                                                                           0.683     1,643,214
                                                                                           1.074     2,045,451
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.781     1,022,447
                                                                                           1.668     1,165,931
                                                                                           1.708     1,325,721
                                                                                           1.608     1,648,055
                                                                                           1.382     2,497,551
                                                                                           1.267     2,848,616
                                                                                           1.265     2,969,977
                                                                                           1.176     3,064,012
                                                                                           1.014     3,692,479
                                                                                           1.332     4,032,328
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.468            --
                                                                                           2.202            --
                                                                                           2.251            --
                                                                                           2.074            --
                                                                                           1.559            --
                                                                                           1.365            --
                                                                                           1.381            --
                                                                                           1.265            --
                                                                                           1.069            --
                                                                                           1.461     1,305,982
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.398            --
                                                                                           1.205            --
                                                                                           1.225            --
                                                                                           1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.820        44,451
                                                                                           1.830        47,022
                                                                                           1.690        49,601
                                                                                           1.585       289,770
                                                                                           1.166       293,357
                                                                                           1.003       300,060
                                                                                           1.038       341,269
                                                                                           0.907       505,914
                                                                                           0.647       464,039
                                                                                           1.139       498,844
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.444       131,637
                                                                                           1.361       108,782
                                                                                           1.418       233,961
                                                                                           1.374       351,811
                                                                                           1.391       446,479
                                                                                           1.276       494,176
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.122            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.213            --
                                                                                           1.176     6,768,225
                                                                                           1.145     6,365,422
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.998            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.965            --

                               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.425       0.712            --
                                                                              2007   1.244       1.425            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   2.555       2.517        59,571
                                                                              2015   2.440       2.555        72,542
                                                                              2014   2.435       2.440        77,380
                                                                              2013   1.925       2.435        80,817
                                                                              2012   1.604       1.925        88,485
                                                                              2011   1.798       1.604        92,916
                                                                              2010   1.643       1.798        96,705
                                                                              2009   1.179       1.643       112,622
                                                                              2008   1.955       1.179       117,613
                                                                              2007   1.738       1.955       124,866
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   2.281       2.445        99,163
                                                                              2015   2.180       2.281       108,798
                                                                              2014   2.051       2.180       115,576
                                                                              2013   1.610       2.051       119,109
                                                                              2012   1.395       1.610       127,080
                                                                              2011   1.488       1.395       147,108
                                                                              2010   1.281       1.488       151,750
                                                                              2009   0.938       1.281       171,580
                                                                              2008   1.710       0.938       177,913
                                                                              2007   1.554       1.710       181,992
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.979       2.161        61,725
                                                                              2015   1.992       1.979        72,631
                                                                              2014   1.838       1.992        99,583
                                                                              2013   1.406       1.838       104,252
                                                                              2012   1.223       1.406       122,223
                                                                              2011   1.272       1.223       135,564
                                                                              2010   1.165       1.272       141,397
                                                                              2009   0.907       1.165       162,927
                                                                              2008   1.490       0.907       170,099
                                                                              2007   1.449       1.490       168,927
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.385       2.521        22,973
                                                                              2015   2.423       2.385        22,448
                                                                              2014   2.213       2.423        34,696
                                                                              2013   1.723       2.213        34,667
                                                                              2012   1.513       1.723        34,486
                                                                              2011   1.587       1.513        34,907
                                                                              2010   1.384       1.587        34,776
                                                                              2009   1.042       1.384        50,893
                                                                              2008   1.854       1.042        49,780
                                                                              2007   1.611       1.854        40,601
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.789       3.056         9,702
                                                                              2015   2.895       2.789        12,288
                                                                              2014   2.788       2.895        11,962
                                                                              2013   2.096       2.788        11,614
                                                                              2012   1.868       2.096        16,791
                                                                              2011   2.140       1.868        31,466
                                                                              2010   1.700       2.140        28,133
                                                                              2009   1.242       1.700        27,593
                                                                              2008   2.101       1.242        26,698
                                                                              2007   1.860       2.101        25,939
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.431       1.597        16,566
                                                                              2015   1.572       1.431        16,566
                                                                              2014   1.534       1.572        16,566
                                                                              2013   1.375       1.534        16,566
                                                                              2012   1.247       1.375        16,566
                                                                              2011   1.243       1.247        16,566
                                                                              2010   1.127       1.243        16,566
                                                                              2009   0.849       1.127        32,123
                                                                              2008   1.232       0.849        32,130
                                                                              2007   1.213       1.232        27,944
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.103       2.145           560

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.206       2.103          622
                                                                                   2014   2.096       2.206          701
                                                                                   2013   1.549       2.096          777
                                                                                   2012   1.428       1.549          865
                                                                                   2011   1.532       1.428          966
                                                                                   2010   1.226       1.532        1,177
                                                                                   2009   0.872       1.226        7,797
                                                                                   2008   1.548       0.872        7,810
                                                                                   2007   1.422       1.548        7,822
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.044       2.764           --
                                                                                   2007   2.414       3.044       11,369
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.599       1.679        7,774
                                                                                   2015   1.747       1.599        7,774
                                                                                   2014   2.007       1.747        7,774
                                                                                   2013   1.667       2.007        7,774
                                                                                   2012   1.440       1.667        8,643
                                                                                   2011   1.646       1.440        9,609
                                                                                   2010   1.550       1.646       10,555
                                                                                   2009   1.155       1.550       11,742
                                                                                   2008   1.979       1.155       13,367
                                                                                   2007   1.750       1.979       13,723
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.975       3.266        4,940
                                                                                   2015   2.928       2.975        4,940
                                                                                   2014   2.664       2.928        4,940
                                                                                   2013   2.060       2.664        4,940
                                                                                   2012   1.799       2.060        5,493
                                                                                   2011   1.868       1.799        6,107
                                                                                   2010   1.519       1.868        6,708
                                                                                   2009   1.074       1.519        7,462
                                                                                   2008   1.954       1.074        8,495
                                                                                   2007   1.639       1.954        9,373
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.269       1.349           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.012       1.070           --
                                                                                   2009   0.855       1.012       45,930
                                                                                   2008   1.488       0.855       45,978
                                                                                   2007   1.449       1.488       49,125
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.551       2.528       10,604
                                                                                   2015   2.651       2.551       10,604
                                                                                   2014   2.249       2.651       10,604
                                                                                   2013   1.554       2.249       10,604
                                                                                   2012   1.337       1.554       15,171
                                                                                   2011   1.332       1.337       16,910
                                                                                   2010   1.088       1.332       26,028
                                                                                   2009   0.826       1.088       28,144
                                                                                   2008   1.415       0.826       30,922
                                                                                   2007   1.424       1.415       13,661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.732       1.738           --
                                                                                   2013   1.338       1.732        3,830
                                                                                   2012   1.189       1.338        4,047
                                                                                   2011   1.294       1.189       34,751
                                                                                   2010   1.134       1.294       35,941
                                                                                   2009   0.895       1.134       43,984
                                                                                   2008   1.441       0.895       45,520
                                                                                   2007   1.453       1.441       46,876
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.083       2.239        1,378
                                                                                   2015   2.094       2.083        1,453
                                                                                   2014   1.926       2.094       20,608
                                                                                   2013   1.513       1.926       21,458
                                                                                   2012   1.333       1.513       22,235
                                                                                   2011   1.327       1.333       24,094
                                                                                   2010   1.203       1.327       25,212
                                                                                   2009   1.006       1.203       25,339
                                                                                   2008   1.453       1.006       12,520
                                                                                   2007   1.369       1.453       12,657

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.928       0.912            --
                                                                                    2008   1.343       0.928        14,076
                                                                                    2007   1.347       1.343        14,076
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.157       1.220            --
                                                                                    2010   1.049       1.157        27,583
                                                                                    2009   0.764       1.049        39,695
                                                                                    2008   1.348       0.764        39,774
                                                                                    2007   1.352       1.348        39,839
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.201       1.303            --
                                                                                    2010   1.096       1.201            --
                                                                                    2009   0.917       1.096            --
                                                                                    2008   1.312       0.917            --
                                                                                    2007   1.258       1.312            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.830       2.060            --
                                                                                    2015   1.953       1.830            --
                                                                                    2014   1.755       1.953            --
                                                                                    2013   1.423       1.755            --
                                                                                    2012   1.273       1.423            --
                                                                                    2011   1.299       1.273            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.615       1.815        98,175
                                                                                    2015   1.726       1.615        98,175
                                                                                    2014   1.553       1.726       147,395
                                                                                    2013   1.262       1.553       149,426
                                                                                    2012   1.130       1.262       151,520
                                                                                    2011   1.071       1.130       155,332
                                                                                    2010   0.976       1.071       158,091
                                                                                    2009   0.813       0.976       171,975
                                                                                    2008   1.276       0.813       173,775
                                                                                    2007   1.237       1.276       454,854
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.137       2.247         3,555
                                                                                    2015   1.987       2.137         3,748
                                                                                    2014   1.780       1.987         3,942
                                                                                    2013   1.319       1.780         4,147
                                                                                    2012   1.119       1.319         4,382
                                                                                    2011   1.151       1.119         4,665
                                                                                    2010   1.070       1.151         4,965
                                                                                    2009   0.767       1.070         5,294
                                                                                    2008   1.250       0.767         5,703
                                                                                    2007   1.212       1.250         6,057
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.984       2.195            --
                                                                                    2015   2.086       1.984            --
                                                                                    2014   1.907       2.086            --
                                                                                    2013   1.471       1.907            --
                                                                                    2012   1.290       1.471            --
                                                                                    2011   1.255       1.290            --
                                                                                    2010   1.171       1.255            --
                                                                                    2009   0.960       1.171            --
                                                                                    2008   1.523       0.960            --
                                                                                    2007   1.498       1.523            --
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.458       2.632         3,209
                                                                                    2015   2.454       2.458         7,675
                                                                                    2014   2.318       2.454         8,025
                                                                                    2013   1.723       2.318         8,434
                                                                                    2012   1.493       1.723         8,900
                                                                                    2011   1.587       1.493         9,455
                                                                                    2010   1.322       1.587        10,039
                                                                                    2009   0.993       1.322        10,675
                                                                                    2008   1.567       0.993        11,468
                                                                                    2007   1.494       1.567        12,190
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.703       2.800         2,698

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.887       2.703         2,698
                                                                                      2014   2.832       2.887         2,698
                                                                                      2013   1.967       2.832         2,698
                                                                                      2012   1.682       1.967         3,000
                                                                                      2011   1.694       1.682         3,335
                                                                                      2010   1.382       1.694         3,663
                                                                                      2009   0.989       1.382         4,075
                                                                                      2008   1.703       0.989         4,639
                                                                                      2007   1.581       1.703         9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.882       0.858            --
                                                                                      2008   1.442       0.882        36,176
                                                                                      2007   1.403       1.442        36,176
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.308       1.327            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.875       1.919         2,052
                                                                                      2015   1.892       1.875         2,163
                                                                                      2014   1.938       1.892         6,540
                                                                                      2013   1.813       1.938         6,831
                                                                                      2012   1.571       1.813        15,897
                                                                                      2011   1.566       1.571        17,364
                                                                                      2010   1.371       1.566         8,071
                                                                                      2009   0.876       1.371         8,261
                                                                                      2008   1.277       0.876         8,497
                                                                                      2007   1.300       1.277         8,701
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.951       0.938            --
                                                                                      2010   0.889       0.951        20,288
                                                                                      2009   0.773       0.889        20,292
                                                                                      2008   1.002       0.773        20,296
                                                                                      2007   1.010       1.002        20,300
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.235       1.257            --
                                                                                      2010   1.131       1.235            --
                                                                                      2009   0.968       1.131            --
                                                                                      2008   1.144       0.968            --
                                                                                      2007   1.145       1.144            --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.026       1.019            --
                                                                                      2009   1.045       1.026       107,809
                                                                                      2008   1.040       1.045       107,814
                                                                                      2007   1.013       1.040       107,819
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.462       1.532            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.587       1.691            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.461       1.515            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.635       1.799            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.097       1.087            --
                                                                                      2015   1.135       1.097            --
                                                                                      2014   1.019       1.135            --
                                                                                      2013   1.003       1.019            --
                                                                                      2012   0.811       1.003            --
                                                                                      2011   0.875       0.811            --
                                                                                      2010   0.768       0.875            --
                                                                                      2009   0.581       0.768            --
                                                                                      2008   1.014       0.581            --
                                                                                      2007   1.216       1.014            --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.366       2.460            --
                                                                                      2013   1.871       2.366            --
                                                                                      2012   1.556       1.871            --
                                                                                      2011   1.715       1.556            --
                                                                                      2010   1.596       1.715            --
                                                                                      2009   1.138       1.596            --
                                                                                      2008   1.999       1.138            --
                                                                                      2007   1.565       1.999            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.591       2.613           --
                                                                              2015   2.751       2.591           --
                                                                              2014   2.453       2.751           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.061       2.188           --
                                                                              2015   2.199       2.061           --
                                                                              2014   2.377       2.199           --
                                                                              2013   1.856       2.377           --
                                                                              2012   1.464       1.856           --
                                                                              2011   1.738       1.464           --
                                                                              2010   1.521       1.738           --
                                                                              2009   0.999       1.521           --
                                                                              2008   1.722       0.999           --
                                                                              2007   1.773       1.722           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.242       1.405       36,028
                                                                              2015   1.394       1.242       36,034
                                                                              2014   1.298       1.394       36,040
                                                                              2013   1.018       1.298       36,046
                                                                              2012   0.906       1.018       36,603
                                                                              2011   0.961       0.906       37,222
                                                                              2010   0.782       0.961       63,236
                                                                              2009   0.631       0.782       64,009
                                                                              2008   1.052       0.631       65,062
                                                                              2007   1.068       1.052       90,378
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.178       2.383           --
                                                                              2015   2.257       2.178           --
                                                                              2014   2.130       2.257           --
                                                                              2013   1.548       2.130           --
                                                                              2012   1.334       1.548           --
                                                                              2011   1.374       1.334           --
                                                                              2010   1.109       1.374           --
                                                                              2009   0.844       1.109           --
                                                                              2008   1.404       0.844           --
                                                                              2007   1.287       1.404           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.709       2.190           --
                                                                              2015   1.882       1.709           --
                                                                              2014   1.836       1.882           --
                                                                              2013   1.407       1.836           --
                                                                              2012   1.243       1.407           --
                                                                              2011   1.412       1.243           --
                                                                              2010   1.206       1.412           --
                                                                              2009   0.954       1.206           --
                                                                              2008   1.303       0.954           --
                                                                              2007   1.344       1.303           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.687       1.841        3,658
                                                                              2015   1.998       1.687        8,311
                                                                              2014   2.183       1.998        8,401
                                                                              2013   2.346       2.183        8,513
                                                                              2012   2.016       2.346        9,050
                                                                              2011   2.532       2.016        9,655
                                                                              2010   2.091       2.532        7,682
                                                                              2009   1.264       2.091        8,406
                                                                              2008   2.768       1.264        9,378
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.813       0.771           --
                                                                              2008   1.448       0.813           --
                                                                              2007   1.321       1.448           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.296       1.296           --
                                                                              2015   1.296       1.296           --
                                                                              2014   1.296       1.296           --
                                                                              2013   1.222       1.296           --
                                                                              2012   1.021       1.222       29,958
                                                                              2011   1.119       1.021       35,235
                                                                              2010   1.073       1.119       36,911
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.518       1.589           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.038       2.161           --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.992       2.038           --
                                                                               2014   1.791       1.992           --
                                                                               2013   1.363       1.791           --
                                                                               2012   1.226       1.363           --
                                                                               2011   1.250       1.226           --
                                                                               2010   1.134       1.250           --
                                                                               2009   0.971       1.134           --
                                                                               2008   1.582       0.971           --
                                                                               2007   1.576       1.582           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.196       1.276           --
                                                                               2015   1.246       1.196           --
                                                                               2014   1.211       1.246           --
                                                                               2013   0.955       1.211           --
                                                                               2012   0.836       0.955           --
                                                                               2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.198       1.540       15,032
                                                                               2015   1.294       1.198       15,037
                                                                               2014   1.299       1.294       15,042
                                                                               2013   1.001       1.299       15,047
                                                                               2012   0.867       1.001       15,558
                                                                               2011   0.973       0.867       49,754
                                                                               2010   0.828       0.973       50,310
                                                                               2009   0.669       0.828       51,006
                                                                               2008   0.974       0.669       51,956
                                                                               2007   1.025       0.974       56,670
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.684       1.635           --
                                                                               2015   1.751       1.684           --
                                                                               2014   1.922       1.751           --
                                                                               2013   1.645       1.922           --
                                                                               2012   1.440       1.645           --
                                                                               2011   1.647       1.440           --
                                                                               2010   1.510       1.647           --
                                                                               2009   1.172       1.510           --
                                                                               2008   2.077       1.172           --
                                                                               2007   1.984       2.077           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.045       1.131           --
                                                                               2012   1.014       1.045           --
                                                                               2011   1.093       1.014           --
                                                                               2010   0.909       1.093           --
                                                                               2009   0.679       0.909           --
                                                                               2008   1.123       0.679           --
                                                                               2007   1.272       1.123           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.329       1.305           --
                                                                               2015   1.306       1.329           --
                                                                               2014   1.306       1.306           --
                                                                               2013   1.049       1.306           --
                                                                               2012   0.884       1.049           --
                                                                               2011   0.986       0.884           --
                                                                               2010   0.869       0.986           --
                                                                               2009   0.634       0.869           --
                                                                               2008   1.090       0.634           --
                                                                               2007   1.047       1.090           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.330       1.370        3,425
                                                                               2015   1.399       1.330        3,427
                                                                               2014   1.385       1.399        3,429
                                                                               2013   1.554       1.385        3,430
                                                                               2012   1.452       1.554        3,432
                                                                               2011   1.330       1.452       20,006
                                                                               2010   1.257       1.330       21,028
                                                                               2009   1.085       1.257       22,137
                                                                               2008   1.186       1.085       23,424
                                                                               2007   1.124       1.186       24,961
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.897       1.905           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.936       1.897           --
                                                                          2014   1.779       1.936           --
                                                                          2013   1.365       1.779           --
                                                                          2012   1.261       1.365           --
                                                                          2011   1.349       1.261           --
                                                                          2010   1.185       1.349           --
                                                                          2009   0.977       1.185           --
                                                                          2008   1.485       0.977           --
                                                                          2007   1.445       1.485           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.167       1.286           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.766       1.808           --
                                                                          2015   1.828       1.766        3,251
                                                                          2014   1.785       1.828        9,374
                                                                          2013   1.795       1.785        9,551
                                                                          2012   1.642       1.795        9,711
                                                                          2011   1.618       1.642       10,112
                                                                          2010   1.473       1.618       10,343
                                                                          2009   1.130       1.473       10,348
                                                                          2008   1.293       1.130       10,353
                                                                          2007   1.239       1.293       10,731
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.343       1.525       14,033
                                                                          2015   1.423       1.343       14,039
                                                                          2014   1.283       1.423       19,262
                                                                          2013   0.979       1.283       19,479
                                                                          2012   0.848       0.979       31,538
                                                                          2011   0.902       0.848       41,517
                                                                          2010   0.787       0.902       67,894
                                                                          2009   0.679       0.787       67,917
                                                                          2008   1.089       0.679       67,941
                                                                          2007   1.072       1.089       81,988
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.789       2.033        3,283
                                                                          2015   1.893       1.789        3,462
                                                                          2014   1.741       1.893        3,640
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.281       1.292           --
                                                                          2015   1.303       1.281           --
                                                                          2014   1.244       1.303        2,930
                                                                          2013   1.283       1.244        2,933
                                                                          2012   1.220       1.283        2,936
                                                                          2011   1.171       1.220        2,940
                                                                          2010   1.105       1.171        7,544
                                                                          2009   1.033       1.105        7,550
                                                                          2008   1.094       1.033        7,557
                                                                          2007   1.052       1.094        8,160
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.310       1.285           --
                                                                          2015   1.338       1.310           --
                                                                          2014   1.366       1.338        4,539
                                                                          2013   1.395       1.366        4,544
                                                                          2012   1.425       1.395        4,549
                                                                          2011   1.455       1.425       76,435
                                                                          2010   1.475       1.455       74,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.737       0.727           --
                                                                          2008   1.259       0.737           --
                                                                          2007   1.287       1.259           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.713       0.743           --
                                                                          2008   1.319       0.713           --
                                                                          2007   1.296       1.319           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.130       1.242           --
                                                                          2012   0.998       1.130           --
                                                                          2011   1.087       0.998           --
                                                                          2010   0.970       1.087       19,602
                                                                          2009   0.814       0.970       26,542
                                                                          2008   1.362       0.814       26,560
                                                                          2007   1.337       1.362       29,123
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   1.982       2.043           --

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.969       1.982           --
                                                                                 2014   1.811       1.969           --
                                                                                 2013   1.394       1.811           --
                                                                                 2012   1.284       1.394           --
                                                                                 2011   1.354       1.284           --
                                                                                 2010   1.201       1.354           --
                                                                                 2009   0.822       1.201           --
                                                                                 2008   1.546       0.822           --
                                                                                 2007   1.312       1.546           --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.338       2.293           --
                                                                                 2015   2.155       2.338           --
                                                                                 2014   2.018       2.155           --
                                                                                 2013   1.504       2.018           --
                                                                                 2012   1.327       1.504           --
                                                                                 2011   1.348       1.327           --
                                                                                 2010   1.233       1.348           --
                                                                                 2009   0.900       1.233           --
                                                                                 2008   1.361       0.900           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.776       1.802           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.670       1.751       11,202
                                                                                 2015   1.670       1.670       11,225
                                                                                 2014   1.545       1.670       11,250
                                                                                 2013   1.183       1.545       11,275
                                                                                 2012   1.073       1.183       11,303
                                                                                 2011   1.218       1.073       11,338
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.909       0.983           --
                                                                                 2010   0.802       0.909           --
                                                                                 2009   0.623       0.802           --
                                                                                 2008   1.068       0.623           --
                                                                                 2007   1.057       1.068           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.259       1.289           --
                                                                                 2015   1.293       1.259           --
                                                                                 2014   1.264       1.293           --
                                                                                 2013   1.238       1.264           --
                                                                                 2012   1.158       1.238           --
                                                                                 2011   1.145       1.158           --
                                                                                 2010   1.063       1.145           --
                                                                                 2009   0.900       1.063           --
                                                                                 2008   1.074       0.900           --
                                                                                 2007   1.039       1.074           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.272       1.322           --
                                                                                 2015   1.313       1.272           --
                                                                                 2014   1.278       1.313           --
                                                                                 2013   1.177       1.278           --
                                                                                 2012   1.078       1.177           --
                                                                                 2011   1.090       1.078           --
                                                                                 2010   0.998       1.090           --
                                                                                 2009   0.824       0.998           --
                                                                                 2008   1.073       0.824           --
                                                                                 2007   1.046       1.073           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.268       1.330           --
                                                                                 2015   1.311       1.268           --
                                                                                 2014   1.275       1.311           --
                                                                                 2013   1.103       1.275           --
                                                                                 2012   0.995       1.103           --
                                                                                 2011   1.030       0.995           --
                                                                                 2010   0.930       1.030           --
                                                                                 2009   0.750       0.930           --
                                                                                 2008   1.074       0.750           --
                                                                                 2007   1.051       1.074           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.245       1.318           --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.293
                                                                                           2014   1.255
                                                                                           2013   1.031
                                                                                           2012   0.913
                                                                                           2011   0.968
                                                                                           2010   0.862
                                                                                           2009   0.682
                                                                                           2008   1.074
                                                                                           2007   1.056
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.657
                                                                                           2015   1.699
                                                                                           2014   1.600
                                                                                           2013   1.376
                                                                                           2012   1.262
                                                                                           2011   1.261
                                                                                           2010   1.172
                                                                                           2009   1.011
                                                                                           2008   1.329
                                                                                           2007   1.303
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.183
                                                                                           2015   2.233
                                                                                           2014   2.058
                                                                                           2013   1.548
                                                                                           2012   1.356
                                                                                           2011   1.373
                                                                                           2010   1.258
                                                                                           2009   1.063
                                                                                           2008   1.458
                                                                                           2007   1.384
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.821
                                                                                           2015   1.683
                                                                                           2014   1.579
                                                                                           2013   1.162
                                                                                           2012   1.000
                                                                                           2011   1.035
                                                                                           2010   0.906
                                                                                           2009   0.647
                                                                                           2008   1.138
                                                                                           2007   1.065
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.353
                                                                                           2015   1.410
                                                                                           2014   1.367
                                                                                           2013   1.385
                                                                                           2012   1.271
                                                                                           2011   1.258
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.099
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.173
                                                                                           2008   1.143
                                                                                           2007   1.073
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.845
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.839



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.245            --
                                                                                           1.293        17,106
                                                                                           1.255        17,121
                                                                                           1.031        17,138
                                                                                           0.913        17,158
                                                                                           0.968        17,179
                                                                                           0.862        17,203
                                                                                           0.682        17,227
                                                                                           1.074        17,248
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.769            --
                                                                                           1.657            --
                                                                                           1.699         6,927
                                                                                           1.600         6,933
                                                                                           1.376        53,208
                                                                                           1.262        45,644
                                                                                           1.261        46,622
                                                                                           1.172        62,555
                                                                                           1.011        63,793
                                                                                           1.329        60,104
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.445            --
                                                                                           2.183            --
                                                                                           2.233            --
                                                                                           2.058            --
                                                                                           1.548            --
                                                                                           1.356            --
                                                                                           1.373            --
                                                                                           1.258            --
                                                                                           1.063            --
                                                                                           1.458         2,560
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.811            --
                                                                                           1.821            --
                                                                                           1.683            --
                                                                                           1.579            --
                                                                                           1.162            --
                                                                                           1.000            --
                                                                                           1.035            --
                                                                                           0.906            --
                                                                                           0.647            --
                                                                                           1.138            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.435            --
                                                                                           1.353            --
                                                                                           1.410            --
                                                                                           1.367            --
                                                                                           1.385            --
                                                                                           1.271            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.120            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.210            --
                                                                                           1.173       103,283
                                                                                           1.143        89,883
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.995            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.961            --





                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.290       0.644    --
                                                                       2007   1.127       1.290    --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   2.146       2.113       374,005
                                                                              2015   2.050       2.146       462,460
                                                                              2014   2.048       2.050       631,212
                                                                              2013   1.619       2.048       818,627
                                                                              2012   1.350       1.619       899,010
                                                                              2011   1.514       1.350       944,797
                                                                              2010   1.384       1.514     1,082,778
                                                                              2009   0.994       1.384     1,178,225
                                                                              2008   1.648       0.994     1,270,776
                                                                              2007   1.467       1.648     1,327,149
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   1.948       2.088       926,191
                                                                              2015   1.863       1.948     1,065,372
                                                                              2014   1.754       1.863     1,454,135
                                                                              2013   1.377       1.754     2,184,693
                                                                              2012   1.194       1.377     2,522,517
                                                                              2011   1.274       1.194     2,820,511
                                                                              2010   1.097       1.274     3,237,027
                                                                              2009   0.804       1.097     3,648,912
                                                                              2008   1.466       0.804     3,917,087
                                                                              2007   1.334       1.466     4,009,690
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.693       1.848       888,844
                                                                              2015   1.705       1.693     1,011,414
                                                                              2014   1.574       1.705     1,312,376
                                                                              2013   1.205       1.574     1,869,376
                                                                              2012   1.048       1.205     2,146,011
                                                                              2011   1.091       1.048     2,439,940
                                                                              2010   1.000       1.091     3,026,115
                                                                              2009   0.779       1.000     3,429,437
                                                                              2008   1.280       0.779     3,668,310
                                                                              2007   1.245       1.280     3,890,683
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.041       2.156       132,607
                                                                              2015   2.074       2.041       202,025
                                                                              2014   1.895       2.074       264,669
                                                                              2013   1.477       1.895       475,139
                                                                              2012   1.297       1.477       532,287
                                                                              2011   1.361       1.297       642,604
                                                                              2010   1.188       1.361       727,186
                                                                              2009   0.894       1.188       849,211
                                                                              2008   1.593       0.894       941,876
                                                                              2007   1.385       1.593       945,221
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.330       2.552       134,736
                                                                              2015   2.420       2.330       167,640
                                                                              2014   2.332       2.420       226,718
                                                                              2013   1.754       2.332       302,070
                                                                              2012   1.564       1.754       318,594
                                                                              2011   1.793       1.564       357,635
                                                                              2010   1.425       1.793       400,078
                                                                              2009   1.042       1.425       434,673
                                                                              2008   1.762       1.042       494,669
                                                                              2007   1.561       1.762       522,630
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.423       1.588        60,321
                                                                              2015   1.564       1.423       122,319
                                                                              2014   1.528       1.564       145,914
                                                                              2013   1.370       1.528       261,498
                                                                              2012   1.243       1.370       303,999
                                                                              2011   1.240       1.243       317,618
                                                                              2010   1.124       1.240       332,448
                                                                              2009   0.847       1.124       292,894
                                                                              2008   1.231       0.847       293,754
                                                                              2007   1.212       1.231       305,622
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.745       1.779         1,692

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.832       1.745         1,900
                                                                                   2014   1.741       1.832         2,102
                                                                                   2013   1.288       1.741         2,315
                                                                                   2012   1.187       1.288         2,562
                                                                                   2011   1.274       1.187         4,090
                                                                                   2010   1.020       1.274         4,502
                                                                                   2009   0.726       1.020         5,109
                                                                                   2008   1.290       0.726         5,732
                                                                                   2007   1.185       1.290         5,940
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   2.489       2.260            --
                                                                                   2007   1.975       2.489       178,266
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.349       1.416       139,422
                                                                                   2015   1.475       1.349       156,361
                                                                                   2014   1.695       1.475       235,310
                                                                                   2013   1.409       1.695       399,229
                                                                                   2012   1.217       1.409       647,516
                                                                                   2011   1.392       1.217       746,058
                                                                                   2010   1.312       1.392       768,901
                                                                                   2009   0.978       1.312       804,657
                                                                                   2008   1.676       0.978       921,223
                                                                                   2007   1.483       1.676       894,448
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.485       2.726        24,090
                                                                                   2015   2.446       2.485        25,147
                                                                                   2014   2.227       2.446        26,042
                                                                                   2013   1.723       2.227        74,932
                                                                                   2012   1.505       1.723        81,508
                                                                                   2011   1.564       1.505        83,522
                                                                                   2010   1.273       1.564        75,069
                                                                                   2009   0.900       1.273        75,558
                                                                                   2008   1.639       0.900        79,881
                                                                                   2007   1.375       1.639        81,578
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.123       1.193            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.876       0.926            --
                                                                                   2009   0.740       0.876       984,303
                                                                                   2008   1.289       0.740     1,022,087
                                                                                   2007   1.255       1.289     1,055,123
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.215       2.194       217,119
                                                                                   2015   2.303       2.215       249,266
                                                                                   2014   1.954       2.303       342,139
                                                                                   2013   1.351       1.954       393,902
                                                                                   2012   1.163       1.351       396,506
                                                                                   2011   1.159       1.163       409,813
                                                                                   2010   0.948       1.159       483,489
                                                                                   2009   0.720       0.948       552,090
                                                                                   2008   1.234       0.720       593,380
                                                                                   2007   1.242       1.234       625,818
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.475       1.480            --
                                                                                   2013   1.140       1.475        53,412
                                                                                   2012   1.013       1.140        60,295
                                                                                   2011   1.104       1.013        73,240
                                                                                   2010   0.967       1.104        75,570
                                                                                   2009   0.764       0.967       181,737
                                                                                   2008   1.231       0.764       213,678
                                                                                   2007   1.242       1.231       206,494
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   1.838       1.974       127,209
                                                                                   2015   1.848       1.838       155,314
                                                                                   2014   1.701       1.848       241,955
                                                                                   2013   1.337       1.701       438,005
                                                                                   2012   1.178       1.337       446,373
                                                                                   2011   1.173       1.178       422,832
                                                                                   2010   1.064       1.173       432,404
                                                                                   2009   0.891       1.064       476,111
                                                                                   2008   1.287       0.891       497,112
                                                                                   2007   1.213       1.287       544,610

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.816       0.802            --
                                                                                    2008   1.182       0.816        39,512
                                                                                    2007   1.185       1.182        41,137
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.018       1.073            --
                                                                                    2010   0.923       1.018       973,925
                                                                                    2009   0.672       0.923       975,105
                                                                                    2008   1.187       0.672     1,014,682
                                                                                    2007   1.191       1.187     1,759,907
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.093       1.185            --
                                                                                    2010   0.998       1.093        24,041
                                                                                    2009   0.835       0.998        24,058
                                                                                    2008   1.195       0.835        26,553
                                                                                    2007   1.147       1.195        26,571
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.660       1.869            --
                                                                                    2015   1.773       1.660            --
                                                                                    2014   1.594       1.773            --
                                                                                    2013   1.293       1.594            --
                                                                                    2012   1.157       1.293            --
                                                                                    2011   1.181       1.157            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.481       1.664        26,843
                                                                                    2015   1.583       1.481        48,022
                                                                                    2014   1.426       1.583       205,875
                                                                                    2013   1.159       1.426       199,856
                                                                                    2012   1.038       1.159       205,908
                                                                                    2011   0.985       1.038       213,587
                                                                                    2010   0.897       0.985       219,519
                                                                                    2009   0.748       0.897       353,881
                                                                                    2008   1.174       0.748       464,280
                                                                                    2007   1.139       1.174       464,811
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.834       1.928           497
                                                                                    2015   1.707       1.834         2,852
                                                                                    2014   1.530       1.707         2,863
                                                                                    2013   1.134       1.530        28,246
                                                                                    2012   0.963       1.134        29,064
                                                                                    2011   0.990       0.963        29,552
                                                                                    2010   0.921       0.990        91,046
                                                                                    2009   0.661       0.921        91,170
                                                                                    2008   1.077       0.661       101,152
                                                                                    2007   1.045       1.077       100,607
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.720       1.903        54,041
                                                                                    2015   1.810       1.720        54,914
                                                                                    2014   1.655       1.810        67,793
                                                                                    2013   1.277       1.655        69,315
                                                                                    2012   1.121       1.277        70,813
                                                                                    2011   1.091       1.121        27,810
                                                                                    2010   1.018       1.091        29,607
                                                                                    2009   0.836       1.018        31,529
                                                                                    2008   1.326       0.836        33,906
                                                                                    2007   1.304       1.326        35,213
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.139       2.289         1,758
                                                                                    2015   2.136       2.139         1,759
                                                                                    2014   2.019       2.136        13,604
                                                                                    2013   1.501       2.019        18,502
                                                                                    2012   1.301       1.501         4,897
                                                                                    2011   1.384       1.301         7,169
                                                                                    2010   1.154       1.384         2,324
                                                                                    2009   0.867       1.154         8,526
                                                                                    2008   1.369       0.867         2,739
                                                                                    2007   1.305       1.369        23,997
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.251       2.331        11,306

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.406       2.251        11,700
                                                                                      2014   2.362       2.406        25,300
                                                                                      2013   1.641       2.362        35,063
                                                                                      2012   1.404       1.641        39,862
                                                                                      2011   1.415       1.404        67,633
                                                                                      2010   1.155       1.415       119,868
                                                                                      2009   0.826       1.155       120,076
                                                                                      2008   1.424       0.826       120,163
                                                                                      2007   1.323       1.424       119,185
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.773       0.752            --
                                                                                      2008   1.264       0.773       177,698
                                                                                      2007   1.231       1.264       202,584
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.152       1.168            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.700       1.739        60,411
                                                                                      2015   1.716       1.700        99,945
                                                                                      2014   1.759       1.716       133,955
                                                                                      2013   1.646       1.759       163,634
                                                                                      2012   1.427       1.646       178,317
                                                                                      2011   1.424       1.427       222,994
                                                                                      2010   1.247       1.424       267,688
                                                                                      2009   0.797       1.247       260,201
                                                                                      2008   1.163       0.797       304,392
                                                                                      2007   1.184       1.163       359,284
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.958       0.945            --
                                                                                      2010   0.897       0.958       131,332
                                                                                      2009   0.780       0.897        67,152
                                                                                      2008   1.011       0.780        69,808
                                                                                      2007   1.020       1.011        35,150
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.193       1.215            --
                                                                                      2010   1.093       1.193         5,728
                                                                                      2009   0.936       1.093         5,736
                                                                                      2008   1.107       0.936         5,743
                                                                                      2007   1.109       1.107         5,750
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.037       1.029            --
                                                                                      2009   1.057       1.037     1,793,546
                                                                                      2008   1.052       1.057     1,897,518
                                                                                      2007   1.025       1.052     1,297,682
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.246       1.305            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.328       1.415            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.277       1.325            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.352       1.487            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.092       1.081        37,935
                                                                                      2015   1.130       1.092        44,698
                                                                                      2014   1.015       1.130        83,849
                                                                                      2013   1.000       1.015       192,324
                                                                                      2012   0.809       1.000       194,609
                                                                                      2011   0.873       0.809       231,019
                                                                                      2010   0.767       0.873       214,677
                                                                                      2009   0.580       0.767       186,063
                                                                                      2008   1.014       0.580       152,894
                                                                                      2007   1.216       1.014       118,066
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.058       2.140            --
                                                                                      2013   1.629       2.058       134,911
                                                                                      2012   1.355       1.629       139,463
                                                                                      2011   1.494       1.355        99,426
                                                                                      2010   1.391       1.494       105,199
                                                                                      2009   0.993       1.391       132,089
                                                                                      2008   1.744       0.993       128,462
                                                                                      2007   1.366       1.744       101,458

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.251       2.269        78,678
                                                                              2015   2.391       2.251        79,012
                                                                              2014   2.133       2.391        79,632
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.789       1.899        96,808
                                                                              2015   1.910       1.789       124,023
                                                                              2014   2.066       1.910       168,582
                                                                              2013   1.614       2.066       204,153
                                                                              2012   1.274       1.614       228,783
                                                                              2011   1.513       1.274       282,493
                                                                              2010   1.325       1.513       298,564
                                                                              2009   0.871       1.325       363,948
                                                                              2008   1.501       0.871       380,540
                                                                              2007   1.547       1.501       381,197
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.236       1.398       105,617
                                                                              2015   1.388       1.236       117,532
                                                                              2014   1.293       1.388       112,000
                                                                              2013   1.014       1.293       151,111
                                                                              2012   0.904       1.014       311,791
                                                                              2011   0.959       0.904       336,392
                                                                              2010   0.780       0.959       350,136
                                                                              2009   0.630       0.780       397,021
                                                                              2008   1.051       0.630       490,266
                                                                              2007   1.068       1.051       529,466
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.167       2.369        78,956
                                                                              2015   2.246       2.167        78,511
                                                                              2014   2.121       2.246       103,937
                                                                              2013   1.542       2.121       108,142
                                                                              2012   1.330       1.542        95,272
                                                                              2011   1.370       1.330        83,580
                                                                              2010   1.107       1.370        72,961
                                                                              2009   0.843       1.107         6,554
                                                                              2008   1.402       0.843         2,489
                                                                              2007   1.286       1.402         4,361
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.700       2.177         3,303
                                                                              2015   1.873       1.700         3,577
                                                                              2014   1.828       1.873         2,787
                                                                              2013   1.402       1.828         5,807
                                                                              2012   1.238       1.402         6,537
                                                                              2011   1.408       1.238         9,498
                                                                              2010   1.203       1.408         7,462
                                                                              2009   0.952       1.203         9,991
                                                                              2008   1.301       0.952         6,970
                                                                              2007   1.343       1.301         8,885
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.374       1.499       108,683
                                                                              2015   1.629       1.374       149,134
                                                                              2014   1.780       1.629       158,473
                                                                              2013   1.914       1.780       210,055
                                                                              2012   1.645       1.914       205,581
                                                                              2011   2.067       1.645       227,409
                                                                              2010   1.708       2.067       236,429
                                                                              2009   1.033       1.708       181,927
                                                                              2008   2.264       1.033       177,810
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.723       0.686            --
                                                                              2008   1.287       0.723       153,352
                                                                              2007   1.175       1.287       194,832
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.120       1.120            --
                                                                              2015   1.120       1.120            --
                                                                              2014   1.120       1.120            --
                                                                              2013   1.056       1.120            --
                                                                              2012   0.883       1.056       678,349
                                                                              2011   0.968       0.883       897,950
                                                                              2010   0.929       0.968       923,735
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.380       1.444            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.845       1.955            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.804       1.845            --
                                                                               2014   1.623       1.804        57,306
                                                                               2013   1.236       1.623        92,216
                                                                               2012   1.112       1.236        75,688
                                                                               2011   1.134       1.112        76,015
                                                                               2010   1.029       1.134        76,023
                                                                               2009   0.882       1.029        51,700
                                                                               2008   1.438       0.882        53,801
                                                                               2007   1.432       1.438        56,482
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.190       1.270        49,202
                                                                               2015   1.241       1.190        49,234
                                                                               2014   1.207       1.241        49,267
                                                                               2013   0.952       1.207        49,299
                                                                               2012   0.833       0.952        49,336
                                                                               2011   0.978       0.833        49,379
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.192       1.532       136,132
                                                                               2015   1.288       1.192       181,117
                                                                               2014   1.294       1.288       230,933
                                                                               2013   0.998       1.294       371,176
                                                                               2012   0.864       0.998       400,609
                                                                               2011   0.970       0.864       549,679
                                                                               2010   0.827       0.970       680,614
                                                                               2009   0.668       0.827       784,142
                                                                               2008   0.973       0.668       857,423
                                                                               2007   1.025       0.973       846,047
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.447       1.404            --
                                                                               2015   1.505       1.447            --
                                                                               2014   1.653       1.505        13,357
                                                                               2013   1.416       1.653        34,179
                                                                               2012   1.240       1.416        34,678
                                                                               2011   1.419       1.240        33,290
                                                                               2010   1.301       1.419        33,906
                                                                               2009   1.011       1.301        33,048
                                                                               2008   1.792       1.011        36,366
                                                                               2007   1.712       1.792        18,531
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.041       1.127            --
                                                                               2012   1.011       1.041        14,358
                                                                               2011   1.090       1.011        31,816
                                                                               2010   0.907       1.090        32,562
                                                                               2009   0.677       0.907        22,159
                                                                               2008   1.122       0.677        39,020
                                                                               2007   1.271       1.122        41,941
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.323       1.298            --
                                                                               2015   1.301       1.323            --
                                                                               2014   1.301       1.301        37,528
                                                                               2013   1.046       1.301       146,516
                                                                               2012   0.882       1.046       361,418
                                                                               2011   0.984       0.882       362,250
                                                                               2010   0.867       0.984       368,711
                                                                               2009   0.634       0.867       522,974
                                                                               2008   1.089       0.634       591,353
                                                                               2007   1.047       1.089       616,360
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.268       1.305       177,042
                                                                               2015   1.334       1.268       241,306
                                                                               2014   1.321       1.334       456,104
                                                                               2013   1.483       1.321       587,247
                                                                               2012   1.386       1.483       727,042
                                                                               2011   1.270       1.386       793,379
                                                                               2010   1.202       1.270       836,260
                                                                               2009   1.037       1.202       776,071
                                                                               2008   1.135       1.037       953,326
                                                                               2007   1.076       1.135     1,045,829
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.463       1.469       353,057

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.495       1.463       433,629
                                                                          2014   1.466       1.495       715,556
                                                                          2013   1.527       1.466       956,474
                                                                          2012   1.428       1.527     1,330,404
                                                                          2011   1.414       1.428     1,155,203
                                                                          2010   1.335       1.414     1,218,236
                                                                          2009   1.203       1.335     1,183,299
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.684       1.691            --
                                                                          2015   1.719       1.684            --
                                                                          2014   1.580       1.719         8,078
                                                                          2013   1.213       1.580         9,477
                                                                          2012   1.121       1.213        11,124
                                                                          2011   1.200       1.121        11,869
                                                                          2010   1.055       1.200         6,162
                                                                          2009   0.870       1.055         6,271
                                                                          2008   1.324       0.870        17,292
                                                                          2007   1.288       1.324        19,492
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.166       1.285            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.656       1.695            --
                                                                          2015   1.715       1.656       210,350
                                                                          2014   1.675       1.715       309,365
                                                                          2013   1.685       1.675       292,584
                                                                          2012   1.543       1.685       351,085
                                                                          2011   1.521       1.543       319,637
                                                                          2010   1.385       1.521       384,672
                                                                          2009   1.064       1.385       367,231
                                                                          2008   1.218       1.064       469,795
                                                                          2007   1.167       1.218       529,155
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.337       1.517       254,908
                                                                          2015   1.417       1.337       374,033
                                                                          2014   1.278       1.417       451,225
                                                                          2013   0.976       1.278       699,140
                                                                          2012   0.845       0.976       905,086
                                                                          2011   0.900       0.845     1,000,332
                                                                          2010   0.786       0.900     1,441,711
                                                                          2009   0.678       0.786     1,669,539
                                                                          2008   1.088       0.678     1,796,053
                                                                          2007   1.072       1.088     1,893,008
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.522       1.728        45,337
                                                                          2015   1.611       1.522        47,906
                                                                          2014   1.482       1.611        47,839
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.267       1.277        29,189
                                                                          2015   1.288       1.267        29,825
                                                                          2014   1.231       1.288        27,816
                                                                          2013   1.270       1.231        64,288
                                                                          2012   1.208       1.270        81,152
                                                                          2011   1.160       1.208       110,824
                                                                          2010   1.096       1.160        96,664
                                                                          2009   1.024       1.096       175,059
                                                                          2008   1.085       1.024       163,636
                                                                          2007   1.045       1.085       184,935
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.506       1.475        20,547
                                                                          2015   1.447       1.506        55,005
                                                                          2014   1.358       1.447        86,859
                                                                          2013   1.034       1.358       107,693
                                                                          2012   0.924       1.034       136,621
                                                                          2011   1.036       0.924       139,298
                                                                          2010   0.884       1.036       165,888
                                                                          2009   0.704       0.884       172,069
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.084       1.064       314,690
                                                                          2015   1.108       1.084       372,662
                                                                          2014   1.132       1.108       785,744
                                                                          2013   1.157       1.132       850,454
                                                                          2012   1.182       1.157     1,155,016
                                                                          2011   1.208       1.182     1,442,363
                                                                          2010   1.225       1.208     1,395,186

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.665       0.656            --
                                                                                 2008   1.136       0.665         8,429
                                                                                 2007   1.162       1.136        10,285
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.637       0.664            --
                                                                                 2008   1.180       0.637        22,307
                                                                                 2007   1.160       1.180        17,820
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.019       1.120            --
                                                                                 2012   0.900       1.019        88,517
                                                                                 2011   0.981       0.900        74,126
                                                                                 2010   0.876       0.981        86,622
                                                                                 2009   0.735       0.876        86,674
                                                                                 2008   1.232       0.735       111,730
                                                                                 2007   1.209       1.232       159,460
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.675       1.726            --
                                                                                 2015   1.665       1.675            --
                                                                                 2014   1.532       1.665            --
                                                                                 2013   1.180       1.532        11,723
                                                                                 2012   1.088       1.180        11,723
                                                                                 2011   1.147       1.088            --
                                                                                 2010   1.018       1.147            --
                                                                                 2009   0.697       1.018            --
                                                                                 2008   1.312       0.697           604
                                                                                 2007   1.113       1.312         2,629
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.108       2.067            --
                                                                                 2015   1.944       2.108            --
                                                                                 2014   1.822       1.944            --
                                                                                 2013   1.358       1.822            --
                                                                                 2012   1.199       1.358            --
                                                                                 2011   1.219       1.199            --
                                                                                 2010   1.115       1.219            --
                                                                                 2009   0.814       1.115            --
                                                                                 2008   1.232       0.814            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.466       1.536       105,335
                                                                                 2015   1.466       1.466       174,772
                                                                                 2014   1.357       1.466       458,987
                                                                                 2013   1.040       1.357       566,583
                                                                                 2012   0.944       1.040       602,181
                                                                                 2011   1.071       0.944       888,085
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.907       0.981            --
                                                                                 2010   0.801       0.907        49,428
                                                                                 2009   0.622       0.801        49,481
                                                                                 2008   1.068       0.622        52,151
                                                                                 2007   1.056       1.068        52,197
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.253       1.282        80,527
                                                                                 2015   1.288       1.253        63,438
                                                                                 2014   1.259       1.288        88,263
                                                                                 2013   1.234       1.259       160,778
                                                                                 2012   1.155       1.234       175,634
                                                                                 2011   1.143       1.155       198,201
                                                                                 2010   1.061       1.143       198,340
                                                                                 2009   0.899       1.061       175,913
                                                                                 2008   1.073       0.899       104,865
                                                                                 2007   1.039       1.073        86,964
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.266       1.315        72,890
                                                                                 2015   1.308       1.266        64,469
                                                                                 2014   1.273       1.308        68,240
                                                                                 2013   1.173       1.273       207,693
                                                                                 2012   1.075       1.173       395,677
                                                                                 2011   1.087       1.075       398,705
                                                                                 2010   0.996       1.087       254,780
                                                                                 2009   0.823       0.996       256,829
                                                                                 2008   1.072       0.823       147,863
                                                                                 2007   1.045       1.072       132,392
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.262       1.322       235,923

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.306
                                                                                           2014   1.270
                                                                                           2013   1.100
                                                                                           2012   0.992
                                                                                           2011   1.028
                                                                                           2010   0.928
                                                                                           2009   0.749
                                                                                           2008   1.073
                                                                                           2007   1.051
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.239
                                                                                           2015   1.288
                                                                                           2014   1.250
                                                                                           2013   1.027
                                                                                           2012   0.910
                                                                                           2011   0.966
                                                                                           2010   0.861
                                                                                           2009   0.681
                                                                                           2008   1.073
                                                                                           2007   1.055
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   1.690
                                                                                           2015   1.711
                                                                                           2014   1.546
                                                                                           2013   1.199
                                                                                           2012   1.062
                                                                                           2011   1.067
                                                                                           2010   0.952
                                                                                           2009   0.777
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.536
                                                                                           2015   1.575
                                                                                           2014   1.484
                                                                                           2013   1.277
                                                                                           2012   1.172
                                                                                           2011   1.171
                                                                                           2010   1.089
                                                                                           2009   0.940
                                                                                           2008   1.237
                                                                                           2007   1.213
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.164
                                                                                           2015   2.215
                                                                                           2014   2.042
                                                                                           2013   1.537
                                                                                           2012   1.346
                                                                                           2011   1.364
                                                                                           2010   1.251
                                                                                           2009   1.058
                                                                                           2008   1.470
                                                                                           2007   1.395
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.812
                                                                                           2015   1.676
                                                                                           2014   1.573
                                                                                           2013   1.158
                                                                                           2012   0.997
                                                                                           2011   1.033
                                                                                           2010   0.904
                                                                                           2009   0.646
                                                                                           2008   1.137
                                                                                           2007   1.065
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.304
                                                                                           2015   1.360
                                                                                           2014   1.320
                                                                                           2013   1.337
                                                                                           2012   1.228
                                                                                           2011   1.216
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.052
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.163
                                                                                           2008   1.134
                                                                                           2007   1.065



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.262       254,906
                                                                                           1.306       670,136
                                                                                           1.270     1,016,510
                                                                                           1.100       961,680
                                                                                           0.992       870,436
                                                                                           1.028       933,224
                                                                                           0.928       947,221
                                                                                           0.749       803,987
                                                                                           1.073     1,064,897
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.311       440,303
                                                                                           1.239       448,584
                                                                                           1.288       239,203
                                                                                           1.250       240,409
                                                                                           1.027     1,147,704
                                                                                           0.910     1,203,735
                                                                                           0.966     1,207,324
                                                                                           0.861     1,218,355
                                                                                           0.681     1,037,284
                                                                                           1.073     1,097,164
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.842       129,745
                                                                                           1.690        39,894
                                                                                           1.711        40,984
                                                                                           1.546        65,569
                                                                                           1.199        83,751
                                                                                           1.062        92,945
                                                                                           1.067       122,329
                                                                                           0.952       217,656
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.638       541,309
                                                                                           1.536       533,202
                                                                                           1.575       649,705
                                                                                           1.484       878,321
                                                                                           1.277     1,324,800
                                                                                           1.172     1,403,895
                                                                                           1.171     1,844,177
                                                                                           1.089     2,006,740
                                                                                           0.940     2,129,367
                                                                                           1.237     2,102,250
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.423            --
                                                                                           2.164            --
                                                                                           2.215            --
                                                                                           2.042            --
                                                                                           1.537            --
                                                                                           1.346            --
                                                                                           1.364            --
                                                                                           1.251            --
                                                                                           1.058            --
                                                                                           1.470       229,974
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.801        62,857
                                                                                           1.812        66,649
                                                                                           1.676        79,385
                                                                                           1.573        82,880
                                                                                           1.158        86,749
                                                                                           0.997       113,429
                                                                                           1.033       117,981
                                                                                           0.904       122,647
                                                                                           0.646       175,390
                                                                                           1.137       179,670
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.383         5,696
                                                                                           1.304         5,701
                                                                                           1.360         5,705
                                                                                           1.320         5,710
                                                                                           1.337         5,716
                                                                                           1.228         5,722
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.072            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.200            --
                                                                                           1.163     1,261,097
                                                                                           1.134     1,471,005

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.593       1.721    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   1.436       1.531    --





                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.521       0.759            --
                                                                            2007   1.330       1.521        23,206
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.770       2.726        50,897
                                                                            2015   2.648       2.770        53,641
                                                                            2014   2.645       2.648        56,355
                                                                            2013   2.093       2.645        88,375
                                                                            2012   1.746       2.093        98,323
                                                                            2011   1.959       1.746       114,690
                                                                            2010   1.792       1.959       258,486
                                                                            2009   1.287       1.792       274,841
                                                                            2008   2.136       1.287       311,801
                                                                            2007   1.902       2.136       303,288
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.522       2.701       235,001
                                                                            2015   2.412       2.522       233,128
                                                                            2014   2.272       2.412       258,679
                                                                            2013   1.785       2.272       391,815
                                                                            2012   1.548       1.785       468,546
                                                                            2011   1.654       1.548       524,654
                                                                            2010   1.424       1.654       723,162
                                                                            2009   1.044       1.424       756,717
                                                                            2008   1.905       1.044       769,586
                                                                            2007   1.734       1.905       780,739
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   2.145       2.340       230,674
                                                                            2015   2.161       2.145       223,422
                                                                            2014   1.997       2.161       249,695
                                                                            2013   1.529       1.997       289,046
                                                                            2012   1.331       1.529       325,755
                                                                            2011   1.386       1.331       656,284
                                                                            2010   1.271       1.386       772,633
                                                                            2009   0.990       1.271       808,960
                                                                            2008   1.629       0.990       974,095
                                                                            2007   1.585       1.629     1,042,503
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.572       2.715        40,199
                                                                            2015   2.615       2.572        47,611
                                                                            2014   2.390       2.615        55,420
                                                                            2013   1.863       2.390        63,735
                                                                            2012   1.638       1.863       121,314
                                                                            2011   1.719       1.638       132,432
                                                                            2010   1.501       1.719       143,961
                                                                            2009   1.131       1.501       186,243
                                                                            2008   2.015       1.131       200,500
                                                                            2007   1.753       2.015       190,710
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   3.068       3.359        32,161
                                                                            2015   3.188       3.068        34,518
                                                                            2014   3.074       3.188        39,681
                                                                            2013   2.312       3.074        64,087
                                                                            2012   2.064       2.312        76,288
                                                                            2011   2.366       2.064        76,978
                                                                            2010   1.881       2.366        79,192
                                                                            2009   1.376       1.881        86,856
                                                                            2008   2.330       1.376        79,036
                                                                            2007   2.065       2.330        97,311

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)........................... 2016   1.415       1.579         1,743
                                                                                   2015   1.557       1.415         1,744
                                                                                   2014   1.521       1.557         6,976
                                                                                   2013   1.365       1.521         6,980
                                                                                   2012   1.238       1.365       126,824
                                                                                   2011   1.236       1.238       133,914
                                                                                   2010   1.122       1.236       195,950
                                                                                   2009   0.846       1.122       205,798
                                                                                   2008   1.229       0.846       232,450
                                                                                   2007   1.211       1.229       281,444
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   2.266       2.309         5,112
                                                                                   2015   2.380       2.266         6,112
                                                                                   2014   2.263       2.380         7,468
                                                                                   2013   1.675       2.263         9,667
                                                                                   2012   1.545       1.675        28,933
                                                                                   2011   1.659       1.545        31,626
                                                                                   2010   1.329       1.659        34,766
                                                                                   2009   0.946       1.329        36,512
                                                                                   2008   1.682       0.946        40,308
                                                                                   2007   1.546       1.682        63,398
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.458       3.140            --
                                                                                   2007   2.745       3.458        90,456
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.719       1.803        19,272
                                                                                   2015   1.880       1.719        25,914
                                                                                   2014   2.162       1.880        24,269
                                                                                   2013   1.797       2.162        31,854
                                                                                   2012   1.554       1.797        48,362
                                                                                   2011   1.778       1.554        55,062
                                                                                   2010   1.676       1.778        74,641
                                                                                   2009   1.251       1.676       111,002
                                                                                   2008   2.144       1.251       113,039
                                                                                   2007   1.899       2.144       146,322
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   3.336       3.658         8,395
                                                                                   2015   3.286       3.336         8,395
                                                                                   2014   2.993       3.286         1,964
                                                                                   2013   2.317       2.993         4,505
                                                                                   2012   2.025       2.317        21,136
                                                                                   2011   2.105       2.025        21,279
                                                                                   2010   1.714       2.105        26,668
                                                                                   2009   1.213       1.714        26,776
                                                                                   2008   2.209       1.213        41,422
                                                                                   2007   1.855       2.209        44,966
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.386       1.472            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.093       1.155            --
                                                                                   2009   0.924       1.093       618,938
                                                                                   2008   1.610       0.924       911,144
                                                                                   2007   1.569       1.610       944,938
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.777       2.749        94,450
                                                                                   2015   2.889       2.777       105,298
                                                                                   2014   2.453       2.889       109,998
                                                                                   2013   1.697       2.453       139,383
                                                                                   2012   1.461       1.697       146,105
                                                                                   2011   1.457       1.461       170,373
                                                                                   2010   1.192       1.457       194,294
                                                                                   2009   0.905       1.192       278,114
                                                                                   2008   1.553       0.905       289,925
                                                                                   2007   1.564       1.553       325,756
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.922       1.928            --

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2013   1.487       1.922       111,108
                                                                                    2012   1.322       1.487       130,526
                                                                                    2011   1.440       1.322       147,242
                                                                                    2010   1.263       1.440       269,797
                                                                                    2009   0.998       1.263       309,144
                                                                                    2008   1.609       0.998       355,136
                                                                                    2007   1.624       1.609       383,497
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   2.189       2.350       117,490
                                                                                    2015   2.202       2.189       122,027
                                                                                    2014   2.028       2.202       130,346
                                                                                    2013   1.595       2.028       136,998
                                                                                    2012   1.406       1.595       153,818
                                                                                    2011   1.401       1.406       191,352
                                                                                    2010   1.271       1.401       200,090
                                                                                    2009   1.064       1.271       238,607
                                                                                    2008   1.539       1.064       251,912
                                                                                    2007   1.451       1.539       245,837
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.998       0.980            --
                                                                                    2008   1.447       0.998        69,748
                                                                                    2007   1.451       1.447        69,797
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.269       1.338            --
                                                                                    2010   1.151       1.269       618,692
                                                                                    2009   0.839       1.151       618,045
                                                                                    2008   1.482       0.839       690,599
                                                                                    2007   1.488       1.482       811,458
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.260       1.366            --
                                                                                    2010   1.151       1.260        10,055
                                                                                    2009   0.964       1.151        12,630
                                                                                    2008   1.380       0.964        40,682
                                                                                    2007   1.325       1.380        50,761
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.910       2.148           106
                                                                                    2015   2.040       1.910           107
                                                                                    2014   1.836       2.040         1,078
                                                                                    2013   1.490       1.836         1,560
                                                                                    2012   1.334       1.490         3,637
                                                                                    2011   1.362       1.334         6,220
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.712       1.923       143,083
                                                                                    2015   1.832       1.712       153,078
                                                                                    2014   1.650       1.832       154,325
                                                                                    2013   1.342       1.650       172,878
                                                                                    2012   1.203       1.342       181,431
                                                                                    2011   1.141       1.203     1,092,366
                                                                                    2010   1.041       1.141     1,102,318
                                                                                    2009   0.867       1.041     1,159,041
                                                                                    2008   1.363       0.867     1,167,103
                                                                                    2007   1.323       1.363     1,312,042
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.467       2.592        11,539
                                                                                    2015   2.297       2.467        13,015
                                                                                    2014   2.060       2.297        14,454
                                                                                    2013   1.528       2.060        22,758
                                                                                    2012   1.298       1.528        24,554
                                                                                    2011   1.335       1.298        26,669
                                                                                    2010   1.243       1.335        29,487
                                                                                    2009   0.892       1.243        88,519
                                                                                    2008   1.455       0.892       117,723
                                                                                    2007   1.412       1.455       167,559
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   2.121       2.345         7,995
                                                                                    2015   2.232       2.121        18,009
                                                                                    2014   2.043       2.232        11,475
                                                                                    2013   1.577       2.043        11,484
                                                                                    2012   1.384       1.577        11,495
                                                                                    2011   1.348       1.384        17,435
                                                                                    2010   1.259       1.348        17,453
                                                                                    2009   1.034       1.259        17,473
                                                                                    2008   1.642       1.034        17,493
                                                                                    2007   1.615       1.642        28,456
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.600       2.781        20,429

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.598       2.600        24,414
                                                                                      2014   2.456       2.598        23,023
                                                                                      2013   1.828       2.456        24,587
                                                                                      2012   1.585       1.828        11,421
                                                                                      2011   1.686       1.585        12,314
                                                                                      2010   1.407       1.686        12,318
                                                                                      2009   1.058       1.407        12,322
                                                                                      2008   1.670       1.058        25,731
                                                                                      2007   1.594       1.670        37,018
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   3.051       3.158        34,020
                                                                                      2015   3.262       3.051        36,034
                                                                                      2014   3.204       3.262        37,377
                                                                                      2013   2.227       3.204        38,630
                                                                                      2012   1.906       2.227        40,801
                                                                                      2011   1.922       1.906        42,996
                                                                                      2010   1.570       1.922        45,607
                                                                                      2009   1.124       1.570        54,189
                                                                                      2008   1.938       1.124        63,710
                                                                                      2007   1.801       1.938        73,969
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.939       0.912            --
                                                                                      2008   1.536       0.939        15,168
                                                                                      2007   1.496       1.536        16,213
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.410       1.429            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   2.114       2.162        51,513
                                                                                      2015   2.135       2.114        46,173
                                                                                      2014   2.190       2.135        47,097
                                                                                      2013   2.050       2.190       128,610
                                                                                      2012   1.778       2.050       104,144
                                                                                      2011   1.775       1.778       337,196
                                                                                      2010   1.555       1.775       378,617
                                                                                      2009   0.994       1.555       379,467
                                                                                      2008   1.452       0.994       374,286
                                                                                      2007   1.479       1.452       585,793
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.944       0.931            --
                                                                                      2010   0.884       0.944        25,171
                                                                                      2009   0.769       0.884        35,956
                                                                                      2008   0.998       0.769        45,268
                                                                                      2007   1.006       0.998        47,121
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.280       1.303            --
                                                                                      2010   1.174       1.280        35,186
                                                                                      2009   1.005       1.174        35,202
                                                                                      2008   1.190       1.005        36,891
                                                                                      2007   1.193       1.190        37,384
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.010       1.003            --
                                                                                      2009   1.030       1.010       215,121
                                                                                      2008   1.026       1.030       558,620
                                                                                      2007   1.000       1.026       280,399
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.627       1.704            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.735       1.848            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.581       1.640            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.767       1.944            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.087       1.075         1,107

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.125       1.087         9,836
                                                                              2014   1.012       1.125        12,697
                                                                              2013   0.997       1.012        14,510
                                                                              2012   0.807       0.997        14,480
                                                                              2011   0.871       0.807        35,015
                                                                              2010   0.765       0.871        45,444
                                                                              2009   0.579       0.765        31,442
                                                                              2008   1.013       0.579        48,195
                                                                              2007   1.215       1.013        63,472
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   2.422       2.517            --
                                                                              2013   1.917       2.422         2,040
                                                                              2012   1.596       1.917         7,394
                                                                              2011   1.760       1.596        15,590
                                                                              2010   1.640       1.760        20,520
                                                                              2009   1.171       1.640        22,182
                                                                              2008   2.059       1.171        12,970
                                                                              2007   1.613       2.059        16,253
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.646       2.666         1,724
                                                                              2015   2.812       2.646         1,727
                                                                              2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.214       2.348        23,131
                                                                              2015   2.365       2.214        16,406
                                                                              2014   2.559       2.365        15,774
                                                                              2013   2.000       2.559        35,982
                                                                              2012   1.579       2.000        73,757
                                                                              2011   1.877       1.579        77,325
                                                                              2010   1.644       1.877        93,640
                                                                              2009   1.081       1.644        94,460
                                                                              2008   1.865       1.081        59,331
                                                                              2007   1.922       1.865        58,425
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.230       1.390        92,333
                                                                              2015   1.382       1.230        93,184
                                                                              2014   1.288       1.382        96,351
                                                                              2013   1.011       1.288       104,356
                                                                              2012   0.901       1.011       115,813
                                                                              2011   0.956       0.901       141,667
                                                                              2010   0.779       0.956       173,048
                                                                              2009   0.629       0.779       188,702
                                                                              2008   1.051       0.629       214,151
                                                                              2007   1.068       1.051       254,416
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.155       2.355         3,411
                                                                              2015   2.235       2.155        34,657
                                                                              2014   2.112       2.235        34,858
                                                                              2013   1.536       2.112        35,063
                                                                              2012   1.325       1.536        31,097
                                                                              2011   1.366       1.325        20,473
                                                                              2010   1.104       1.366        23,098
                                                                              2009   0.841       1.104            --
                                                                              2008   1.400       0.841            --
                                                                              2007   1.285       1.400            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.691       2.164            --
                                                                              2015   1.864       1.691            --
                                                                              2014   1.820       1.864            --
                                                                              2013   1.396       1.820            --
                                                                              2012   1.234       1.396            --
                                                                              2011   1.404       1.234            --
                                                                              2010   1.201       1.404            --
                                                                              2009   0.951       1.201            --
                                                                              2008   1.300       0.951            --
                                                                              2007   1.342       1.300            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.901       2.073        33,556
                                                                              2015   2.254       1.901        48,235
                                                                              2014   2.465       2.254        57,489
                                                                              2013   2.652       2.465        65,550
                                                                              2012   2.281       2.652        63,140
                                                                              2011   2.868       2.281        70,507
                                                                              2010   2.371       2.868        80,002
                                                                              2009   1.434       2.371        77,330
                                                                              2008   3.144       1.434        64,917

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.870       0.826            --
                                                                               2008   1.551       0.870        73,365
                                                                               2007   1.417       1.551        77,196
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.395       1.395            --
                                                                               2015   1.395       1.395            --
                                                                               2014   1.395       1.395            --
                                                                               2013   1.316       1.395            --
                                                                               2012   1.100       1.316       515,826
                                                                               2011   1.208       1.100       616,920
                                                                               2010   1.159       1.208       618,821
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.602       1.676            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.132       2.258        62,821
                                                                               2015   2.086       2.132        66,742
                                                                               2014   1.877       2.086        70,928
                                                                               2013   1.430       1.877        76,181
                                                                               2012   1.288       1.430        82,934
                                                                               2011   1.314       1.288        93,475
                                                                               2010   1.193       1.314       109,013
                                                                               2009   1.023       1.193       147,468
                                                                               2008   1.668       1.023       139,391
                                                                               2007   1.662       1.668       126,496
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.184       1.263            --
                                                                               2015   1.236       1.184         2,097
                                                                               2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.187       1.524        44,399
                                                                               2015   1.282       1.187        45,976
                                                                               2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.763       1.709            --
                                                                               2015   1.834       1.763            --
                                                                               2014   2.015       1.834            --
                                                                               2013   1.727       2.015            --
                                                                               2012   1.513       1.727            --
                                                                               2011   1.732       1.513            --
                                                                               2010   1.590       1.732            --
                                                                               2009   1.235       1.590            --
                                                                               2008   2.191       1.235            --
                                                                               2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.037       1.122            --
                                                                               2012   1.007       1.037         2,770
                                                                               2011   1.087       1.007         2,771
                                                                               2010   0.905       1.087         2,773
                                                                               2009   0.676       0.905         2,774
                                                                               2008   1.120       0.676        16,021
                                                                               2007   1.269       1.120        14,166
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.317       1.291        65,381
                                                                               2015   1.295       1.317        64,822
                                                                               2014   1.296       1.295       433,586
                                                                               2013   1.042       1.296       523,281
                                                                               2012   0.879       1.042        37,849
                                                                               2011   0.981       0.879        41,096
                                                                               2010   0.865       0.981        46,089
                                                                               2009   0.633       0.865        85,127
                                                                               2008   1.088       0.633       110,071
                                                                               2007   1.047       1.088       133,447
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.310       1.348        45,261

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.380       1.310        46,630
                                                                          2014   1.367       1.380        47,570
                                                                          2013   1.535       1.367        50,436
                                                                          2012   1.435       1.535       101,482
                                                                          2011   1.316       1.435       120,259
                                                                          2010   1.246       1.316       136,275
                                                                          2009   1.076       1.246       135,430
                                                                          2008   1.178       1.076       147,266
                                                                          2007   1.117       1.178       189,644
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.013       2.021            --
                                                                          2015   2.057       2.013        11,429
                                                                          2014   1.892       2.057        11,429
                                                                          2013   1.453       1.892        13,233
                                                                          2012   1.343       1.453        27,692
                                                                          2011   1.439       1.343        13,252
                                                                          2010   1.265       1.439        13,608
                                                                          2009   1.044       1.265        30,441
                                                                          2008   1.589       1.044         6,940
                                                                          2007   1.547       1.589         5,074
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.165       1.284            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.907       1.951            --
                                                                          2015   1.975       1.907        25,695
                                                                          2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.330       1.509       327,724
                                                                          2015   1.411       1.330       329,615
                                                                          2014   1.273       1.411       352,166
                                                                          2013   0.973       1.273       518,173
                                                                          2012   0.843       0.973       587,191
                                                                          2011   0.898       0.843       622,100
                                                                          2010   0.784       0.898       657,155
                                                                          2009   0.677       0.784       683,746
                                                                          2008   1.087       0.677       734,684
                                                                          2007   1.072       1.087       656,439
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.981       2.249        54,802
                                                                          2015   2.098       1.981        59,139
                                                                          2014   1.931       2.098        71,502
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.324       1.333        22,379
                                                                          2015   1.347       1.324        22,381
                                                                          2014   1.288       1.347        27,084
                                                                          2013   1.329       1.288       161,000
                                                                          2012   1.265       1.329        46,305
                                                                          2011   1.215       1.265        65,299
                                                                          2010   1.148       1.215        74,426
                                                                          2009   1.074       1.148       123,737
                                                                          2008   1.139       1.074       117,872
                                                                          2007   1.097       1.139       105,202
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.414       1.386        84,025
                                                                          2015   1.445       1.414        18,032
                                                                          2014   1.477       1.445        19,691
                                                                          2013   1.510       1.477        22,280
                                                                          2012   1.544       1.510        69,998
                                                                          2011   1.578       1.544       100,603
                                                                          2010   1.602       1.578       131,188
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.771       0.761            --
                                                                          2008   1.319       0.771            --
                                                                          2007   1.349       1.319         6,394
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.744       0.775            --
                                                                          2008   1.379       0.744       114,994
                                                                          2007   1.356       1.379       116,556

                        VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.216       1.336            --
                                                                                 2012   1.075       1.216        20,201
                                                                                 2011   1.172       1.075        29,841
                                                                                 2010   1.047       1.172        64,936
                                                                                 2009   0.879       1.047        68,435
                                                                                 2008   1.474       0.879        72,634
                                                                                 2007   1.447       1.474       107,201
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.259       2.327        21,814
                                                                                 2015   2.247       2.259        23,300
                                                                                 2014   2.069       2.247        24,633
                                                                                 2013   1.594       2.069        26,078
                                                                                 2012   1.470       1.594        34,420
                                                                                 2011   1.551       1.470        36,014
                                                                                 2010   1.377       1.551        37,512
                                                                                 2009   0.943       1.377        40,342
                                                                                 2008   1.777       0.943        44,812
                                                                                 2007   1.509       1.777        47,451
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.475       2.425         3,279
                                                                                 2015   2.284       2.475         3,907
                                                                                 2014   2.141       2.284         4,520
                                                                                 2013   1.597       2.141         5,166
                                                                                 2012   1.410       1.597         5,930
                                                                                 2011   1.434       1.410         6,831
                                                                                 2010   1.314       1.434         7,761
                                                                                 2009   0.959       1.314         8,986
                                                                                 2008   1.452       0.959        10,314
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.815       1.841        12,832
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.822       1.908        43,734
                                                                                 2015   1.824       1.822        43,738
                                                                                 2014   1.689       1.824        43,742
                                                                                 2013   1.295       1.689        43,746
                                                                                 2012   1.176       1.295       105,332
                                                                                 2011   1.335       1.176       590,312
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.905       0.978            --
                                                                                 2010   0.799       0.905            --
                                                                                 2009   0.621       0.799            --
                                                                                 2008   1.067       0.621            --
                                                                                 2007   1.056       1.067            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.247       1.275            --
                                                                                 2015   1.282       1.247            --
                                                                                 2014   1.254       1.282            --
                                                                                 2013   1.230       1.254            --
                                                                                 2012   1.151       1.230            --
                                                                                 2011   1.140       1.151            --
                                                                                 2010   1.059       1.140            --
                                                                                 2009   0.898       1.059            --
                                                                                 2008   1.072       0.898            --
                                                                                 2007   1.038       1.072            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.260       1.308        19,796
                                                                                 2015   1.302       1.260        21,134
                                                                                 2014   1.268       1.302        22,791
                                                                                 2013   1.169       1.268        24,130
                                                                                 2012   1.072       1.169        25,556
                                                                                 2011   1.085       1.072        27,089
                                                                                 2010   0.994       1.085        71,993
                                                                                 2009   0.822       0.994        73,684
                                                                                 2008   1.071       0.822        75,677
                                                                                 2007   1.045       1.071        43,320
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.255       1.315       158,043
                                                                                 2015   1.300       1.255       158,043
                                                                                 2014   1.265       1.300       158,043
                                                                                 2013   1.096       1.265       158,043
                                                                                 2012   0.989       1.096       340,543
                                                                                 2011   1.025       0.989       444,856
                                                                                 2010   0.926       1.025       321,497
                                                                                 2009   0.748       0.926       327,227
                                                                                 2008   1.072       0.748         6,664
                                                                                 2007   1.050       1.072            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.233
                                                                                           2015   1.282
                                                                                           2014   1.245
                                                                                           2013   1.024
                                                                                           2012   0.907
                                                                                           2011   0.964
                                                                                           2010   0.859
                                                                                           2009   0.680
                                                                                           2008   1.072
                                                                                           2007   1.055
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.706
                                                                                           2015   1.750
                                                                                           2014   1.650
                                                                                           2013   1.421
                                                                                           2012   1.304
                                                                                           2011   1.304
                                                                                           2010   1.214
                                                                                           2009   1.048
                                                                                           2008   1.379
                                                                                           2007   1.354
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.145
                                                                                           2015   2.196
                                                                                           2014   2.026
                                                                                           2013   1.526
                                                                                           2012   1.337
                                                                                           2011   1.356
                                                                                           2010   1.244
                                                                                           2009   1.052
                                                                                           2008   1.453
                                                                                           2007   1.380
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.804
                                                                                           2015   1.668
                                                                                           2014   1.567
                                                                                           2013   1.154
                                                                                           2012   0.994
                                                                                           2011   1.030
                                                                                           2010   0.902
                                                                                           2009   0.645
                                                                                           2008   1.136
                                                                                           2007   1.064
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.396
                                                                                           2015   1.456
                                                                                           2014   1.414
                                                                                           2013   1.433
                                                                                           2012   1.317
                                                                                           2011   1.304
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.092
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.184
                                                                                           2008   1.155
                                                                                           2007   1.086
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.949
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.121



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.304            --
                                                                                           1.233            --
                                                                                           1.282            --
                                                                                           1.245            --
                                                                                           1.024            --
                                                                                           0.907            --
                                                                                           0.964            --
                                                                                           0.859            --
                                                                                           0.680            --
                                                                                           1.072        32,231
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.819        11,990
                                                                                           1.706        13,025
                                                                                           1.750        13,477
                                                                                           1.650        90,391
                                                                                           1.421       107,881
                                                                                           1.304       147,691
                                                                                           1.304       293,121
                                                                                           1.214       299,738
                                                                                           1.048       319,570
                                                                                           1.379       348,319
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.401            --
                                                                                           2.145            --
                                                                                           2.196            --
                                                                                           2.026            --
                                                                                           1.526            --
                                                                                           1.337            --
                                                                                           1.356            --
                                                                                           1.244            --
                                                                                           1.052            --
                                                                                           1.453        31,954
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.791         4,781
                                                                                           1.804         5,111
                                                                                           1.668         5,441
                                                                                           1.567         5,796
                                                                                           1.154         6,228
                                                                                           0.994        17,658
                                                                                           1.030        18,206
                                                                                           0.902        18,823
                                                                                           0.645        20,571
                                                                                           1.136        10,994
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.479        13,552
                                                                                           1.396         4,016
                                                                                           1.456        11,592
                                                                                           1.414        34,047
                                                                                           1.433        34,263
                                                                                           1.317        34,504
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.112            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.221            --
                                                                                           1.184       553,011
                                                                                           1.155       526,678
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.106            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.261            --





                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.416       1.348           --
                                                                       2007   1.238       1.416       10,911

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   2.508       2.467        82,538
                                                                              2015   2.399       2.508        91,447
                                                                              2014   2.398       2.399       169,171
                                                                              2013   1.898       2.398       194,862
                                                                              2012   1.584       1.898       237,852
                                                                              2011   1.778       1.584       240,099
                                                                              2010   1.628       1.778       319,479
                                                                              2009   1.170       1.628       333,685
                                                                              2008   1.942       1.170       588,942
                                                                              2007   1.730       1.942       667,090
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   2.239       2.397       117,549
                                                                              2015   2.143       2.239       147,444
                                                                              2014   2.020       2.143       158,378
                                                                              2013   1.588       2.020       195,380
                                                                              2012   1.378       1.588       257,129
                                                                              2011   1.472       1.378       268,268
                                                                              2010   1.268       1.472       385,246
                                                                              2009   0.930       1.268       410,376
                                                                              2008   1.699       0.930       761,928
                                                                              2007   1.546       1.699       912,461
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.942       2.118       277,506
                                                                              2015   1.958       1.942       335,267
                                                                              2014   1.810       1.958       366,763
                                                                              2013   1.386       1.810       408,140
                                                                              2012   1.207       1.386       484,056
                                                                              2011   1.258       1.207       511,715
                                                                              2010   1.154       1.258       628,662
                                                                              2009   0.900       1.154       653,851
                                                                              2008   1.480       0.900       706,237
                                                                              2007   1.442       1.480       925,159
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   2.342       2.471        26,076
                                                                              2015   2.382       2.342        27,645
                                                                              2014   2.178       2.382        61,361
                                                                              2013   1.699       2.178        56,311
                                                                              2012   1.494       1.699        68,089
                                                                              2011   1.569       1.494        62,783
                                                                              2010   1.371       1.569       117,138
                                                                              2009   1.033       1.371       120,754
                                                                              2008   1.842       1.033        86,291
                                                                              2007   1.603       1.842       102,798
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.737       2.995        33,889
                                                                              2015   2.846       2.737        43,469
                                                                              2014   2.745       2.846        58,690
                                                                              2013   2.066       2.745        54,960
                                                                              2012   1.845       2.066        87,464
                                                                              2011   2.117       1.845        83,701
                                                                              2010   1.684       2.117        88,533
                                                                              2009   1.232       1.684        91,954
                                                                              2008   2.087       1.232       106,717
                                                                              2007   1.851       2.087       149,602
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.408       1.570        48,870
                                                                              2015   1.549       1.408        45,965
                                                                              2014   1.515       1.549        62,553
                                                                              2013   1.359       1.515        63,318
                                                                              2012   1.234       1.359       109,732
                                                                              2011   1.233       1.234       114,939
                                                                              2010   1.119       1.233       121,732
                                                                              2009   0.844       1.119       129,114
                                                                              2008   1.227       0.844       131,439
                                                                              2007   1.210       1.227       128,514
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   2.064       2.102         9,977

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.169       2.064         9,928
                                                                                   2014   2.064       2.169        10,145
                                                                                   2013   1.528       2.064        10,261
                                                                                   2012   1.410       1.528        18,781
                                                                                   2011   1.515       1.410        18,700
                                                                                   2010   1.214       1.515        20,784
                                                                                   2009   0.865       1.214        21,838
                                                                                   2008   1.538       0.865        48,340
                                                                                   2007   1.414       1.538       112,620
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.024       2.745            --
                                                                                   2007   2.402       3.024       119,543
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.570       1.645        64,011
                                                                                   2015   1.717       1.570        67,149
                                                                                   2014   1.976       1.717        56,409
                                                                                   2013   1.644       1.976        65,127
                                                                                   2012   1.422       1.644       117,996
                                                                                   2011   1.627       1.422       117,674
                                                                                   2010   1.535       1.627       144,247
                                                                                   2009   1.146       1.535       152,139
                                                                                   2008   1.966       1.146       183,109
                                                                                   2007   1.742       1.966       217,229
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.920       3.201        10,598
                                                                                   2015   2.878       2.920        10,604
                                                                                   2014   2.623       2.878            --
                                                                                   2013   2.031       2.623         4,194
                                                                                   2012   1.776       2.031         4,199
                                                                                   2011   1.847       1.776         4,204
                                                                                   2010   1.505       1.847         4,211
                                                                                   2009   1.066       1.505         4,218
                                                                                   2008   1.941       1.066        25,546
                                                                                   2007   1.631       1.941        21,320
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.262       1.341            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.002       1.059            --
                                                                                   2009   0.848       1.002        19,376
                                                                                   2008   1.478       0.848        19,638
                                                                                   2007   1.441       1.478        23,852
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.504       2.478        78,639
                                                                                   2015   2.606       2.504        97,087
                                                                                   2014   2.214       2.606       125,358
                                                                                   2013   1.532       2.214       156,099
                                                                                   2012   1.320       1.532       226,714
                                                                                   2011   1.318       1.320       237,893
                                                                                   2010   1.078       1.318       329,717
                                                                                   2009   0.819       1.078       367,410
                                                                                   2008   1.406       0.819       576,859
                                                                                   2007   1.417       1.406       720,650
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.705       1.711            --
                                                                                   2013   1.320       1.705       105,535
                                                                                   2012   1.174       1.320       178,760
                                                                                   2011   1.280       1.174       183,195
                                                                                   2010   1.123       1.280       234,195
                                                                                   2009   0.888       1.123       252,250
                                                                                   2008   1.432       0.888       515,258
                                                                                   2007   1.446       1.432       563,039
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   2.045       2.195       118,917
                                                                                   2015   2.058       2.045       124,683
                                                                                   2014   1.897       2.058       131,236
                                                                                   2013   1.492       1.897       153,595
                                                                                   2012   1.316       1.492       187,541
                                                                                   2011   1.312       1.316       194,704
                                                                                   2010   1.191       1.312       238,586
                                                                                   2009   0.998       1.191       266,847
                                                                                   2008   1.444       0.998       277,859
                                                                                   2007   1.362       1.444       299,459

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.921       0.904            --
                                                                                    2008   1.334       0.921        44,688
                                                                                    2007   1.338       1.334        44,729
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.144       1.206            --
                                                                                    2010   1.039       1.144       551,555
                                                                                    2009   0.758       1.039       604,140
                                                                                    2008   1.339       0.758       643,163
                                                                                    2007   1.345       1.339       824,132
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.188       1.288            --
                                                                                    2010   1.086       1.188            --
                                                                                    2009   0.910       1.086            --
                                                                                    2008   1.303       0.910            --
                                                                                    2007   1.252       1.303        30,439
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.796       2.019            --
                                                                                    2015   1.920       1.796            --
                                                                                    2014   1.728       1.920            --
                                                                                    2013   1.403       1.728            --
                                                                                    2012   1.257       1.403            --
                                                                                    2011   1.284       1.257            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.586       1.779       183,638
                                                                                    2015   1.697       1.586       192,915
                                                                                    2014   1.529       1.697       194,350
                                                                                    2013   1.244       1.529       202,746
                                                                                    2012   1.116       1.244       325,874
                                                                                    2011   1.060       1.116       327,896
                                                                                    2010   0.967       1.060       436,839
                                                                                    2009   0.806       0.967       439,371
                                                                                    2008   1.268       0.806       450,637
                                                                                    2007   1.231       1.268       625,901
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.097       2.202        14,626
                                                                                    2015   1.954       2.097        14,612
                                                                                    2014   1.753       1.954        17,084
                                                                                    2013   1.300       1.753        22,540
                                                                                    2012   1.105       1.300        24,555
                                                                                    2011   1.138       1.105        25,852
                                                                                    2010   1.060       1.138        63,205
                                                                                    2009   0.761       1.060        83,865
                                                                                    2008   1.241       0.761        91,001
                                                                                    2007   1.206       1.241        96,776
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.948       2.152            --
                                                                                    2015   2.051       1.948            --
                                                                                    2014   1.878       2.051        17,370
                                                                                    2013   1.451       1.878        17,370
                                                                                    2012   1.274       1.451        17,370
                                                                                    2011   1.241       1.274        17,370
                                                                                    2010   1.160       1.241        17,370
                                                                                    2009   0.953       1.160        17,370
                                                                                    2008   1.513       0.953        17,370
                                                                                    2007   1.490       1.513        17,370
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.413       2.580            --
                                                                                    2015   2.413       2.413            --
                                                                                    2014   2.282       2.413            --
                                                                                    2013   1.699       2.282         7,462
                                                                                    2012   1.474       1.699        15,944
                                                                                    2011   1.569       1.474        16,529
                                                                                    2010   1.310       1.569        41,324
                                                                                    2009   0.985       1.310        45,691
                                                                                    2008   1.557       0.985        38,022
                                                                                    2007   1.486       1.557        57,420
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.653       2.745         2,330

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.838       2.653        14,948
                                                                                      2014   2.788       2.838        15,379
                                                                                      2013   1.939       2.788        38,052
                                                                                      2012   1.661       1.939        53,633
                                                                                      2011   1.676       1.661        55,382
                                                                                      2010   1.369       1.676        79,846
                                                                                      2009   0.981       1.369        86,805
                                                                                      2008   1.692       0.981       243,448
                                                                                      2007   1.573       1.692       245,673
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.875       0.850            --
                                                                                      2008   1.432       0.875         4,723
                                                                                      2007   1.396       1.432         7,992
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.301       1.318            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.840       1.881        19,063
                                                                                      2015   1.860       1.840        34,043
                                                                                      2014   1.908       1.860        28,463
                                                                                      2013   1.787       1.908        45,533
                                                                                      2012   1.551       1.787        69,407
                                                                                      2011   1.549       1.551        68,792
                                                                                      2010   1.358       1.549        89,987
                                                                                      2009   0.869       1.358        87,139
                                                                                      2008   1.269       0.869       114,064
                                                                                      2007   1.294       1.269       185,393
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.940       0.927            --
                                                                                      2010   0.881       0.940        56,324
                                                                                      2009   0.767       0.881        64,796
                                                                                      2008   0.995       0.767         4,380
                                                                                      2007   1.005       0.995        35,730
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.221       1.243            --
                                                                                      2010   1.120       1.221       141,247
                                                                                      2009   0.960       1.120       141,825
                                                                                      2008   1.136       0.960        76,878
                                                                                      2007   1.140       1.136        89,038
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.016       1.009            --
                                                                                      2009   1.037       1.016       312,506
                                                                                      2008   1.034       1.037       799,459
                                                                                      2007   1.008       1.034       717,293
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.455       1.523            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.579       1.681            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.453       1.507            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.627       1.789            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.082       1.070         5,546
                                                                                      2015   1.120       1.082         5,226
                                                                                      2014   1.008       1.120        92,282
                                                                                      2013   0.993       1.008        92,285
                                                                                      2012   0.804       0.993        92,288
                                                                                      2011   0.869       0.804        92,291
                                                                                      2010   0.764       0.869        92,294
                                                                                      2009   0.578       0.764        92,297
                                                                                      2008   1.012       0.578           837
                                                                                      2007   1.215       1.012        82,855
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.329       2.421            --
                                                                                      2013   1.845       2.329         3,753
                                                                                      2012   1.537       1.845         3,756
                                                                                      2011   1.696       1.537         3,760
                                                                                      2010   1.581       1.696         3,764
                                                                                      2009   1.129       1.581         3,768
                                                                                      2008   1.986       1.129         3,773
                                                                                      2007   1.557       1.986            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.543       2.561            --
                                                                              2015   2.704       2.543         3,746
                                                                              2014   2.414       2.704         3,749
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.023       2.144        30,559
                                                                              2015   2.162       2.023        30,344
                                                                              2014   2.340       2.162        49,073
                                                                              2013   1.830       2.340        55,014
                                                                              2012   1.446       1.830        85,113
                                                                              2011   1.719       1.446        84,035
                                                                              2010   1.507       1.719        87,013
                                                                              2009   0.991       1.507        93,730
                                                                              2008   1.711       0.991        83,450
                                                                              2007   1.765       1.711       104,545
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.224       1.383        56,656
                                                                              2015   1.376       1.224        86,909
                                                                              2014   1.283       1.376        89,297
                                                                              2013   1.007       1.283       113,516
                                                                              2012   0.898       1.007       196,810
                                                                              2011   0.954       0.898       200,319
                                                                              2010   0.777       0.954       219,225
                                                                              2009   0.628       0.777       218,409
                                                                              2008   1.050       0.628       236,357
                                                                              2007   1.067       1.050       257,149
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.144       2.342         8,920
                                                                              2015   2.224       2.144         9,252
                                                                              2014   2.103       2.224         3,991
                                                                              2013   1.530       2.103         3,993
                                                                              2012   1.321       1.530         3,995
                                                                              2011   1.362       1.321         3,998
                                                                              2010   1.102       1.362        27,182
                                                                              2009   0.840       1.102        31,057
                                                                              2008   1.399       0.840         4,008
                                                                              2007   1.284       1.399            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.682       2.152         8,531
                                                                              2015   1.855       1.682         8,531
                                                                              2014   1.812       1.855         8,531
                                                                              2013   1.391       1.812         8,531
                                                                              2012   1.230       1.391         8,531
                                                                              2011   1.400       1.230         8,534
                                                                              2010   1.198       1.400         8,539
                                                                              2009   0.949       1.198         8,543
                                                                              2008   1.298       0.949         8,548
                                                                              2007   1.341       1.298        19,273
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.656       1.805        11,861
                                                                              2015   1.965       1.656        14,812
                                                                              2014   2.149       1.965        14,939
                                                                              2013   2.314       2.149        25,376
                                                                              2012   1.990       2.314        29,005
                                                                              2011   2.504       1.990        30,779
                                                                              2010   2.071       2.504        30,860
                                                                              2009   1.254       2.071        28,210
                                                                              2008   2.749       1.254        40,659
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.806       0.765            --
                                                                              2008   1.438       0.806        64,859
                                                                              2007   1.314       1.438        99,540
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.277       1.277            --
                                                                              2015   1.277       1.277            --
                                                                              2014   1.277       1.277            --
                                                                              2013   1.205       1.277            --
                                                                              2012   1.008       1.205        17,590
                                                                              2011   1.107       1.008        17,590
                                                                              2010   1.063       1.107        19,164
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.510       1.580            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.000       2.118            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.959       2.000            --
                                                                               2014   1.763       1.959            --
                                                                               2013   1.344       1.763            --
                                                                               2012   1.211       1.344            --
                                                                               2011   1.236       1.211            --
                                                                               2010   1.123       1.236            --
                                                                               2009   0.963       1.123            --
                                                                               2008   1.572       0.963            --
                                                                               2007   1.567       1.572            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.179       1.256            --
                                                                               2015   1.230       1.179            --
                                                                               2014   1.197       1.230            --
                                                                               2013   0.946       1.197            --
                                                                               2012   0.829       0.946            --
                                                                               2011   0.973       0.829            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.181       1.516        76,072
                                                                               2015   1.277       1.181        81,259
                                                                               2014   1.284       1.277       148,776
                                                                               2013   0.991       1.284       175,043
                                                                               2012   0.860       0.991       207,144
                                                                               2011   0.966       0.860       218,826
                                                                               2010   0.824       0.966       275,096
                                                                               2009   0.666       0.824       286,770
                                                                               2008   0.971       0.666       718,121
                                                                               2007   1.024       0.971       724,208
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.653       1.602            --
                                                                               2015   1.721       1.653            --
                                                                               2014   1.892       1.721            --
                                                                               2013   1.622       1.892            --
                                                                               2012   1.422       1.622            --
                                                                               2011   1.629       1.422            --
                                                                               2010   1.495       1.629            --
                                                                               2009   1.162       1.495            --
                                                                               2008   2.063       1.162         9,787
                                                                               2007   1.973       2.063         9,787
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.034       1.118            --
                                                                               2012   1.004       1.034            --
                                                                               2011   1.084       1.004            --
                                                                               2010   0.903       1.084            --
                                                                               2009   0.675       0.903            --
                                                                               2008   1.119       0.675            --
                                                                               2007   1.268       1.119        31,793
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.310       1.284            --
                                                                               2015   1.289       1.310            --
                                                                               2014   1.291       1.289            --
                                                                               2013   1.039       1.291            --
                                                                               2012   0.877       1.039         3,081
                                                                               2011   0.979       0.877         3,296
                                                                               2010   0.864       0.979         3,536
                                                                               2009   0.632       0.864         3,791
                                                                               2008   1.087       0.632         7,519
                                                                               2007   1.046       1.087       170,405
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.306       1.343       106,682
                                                                               2015   1.376       1.306       113,453
                                                                               2014   1.364       1.376       105,488
                                                                               2013   1.532       1.364       105,944
                                                                               2012   1.434       1.532       106,296
                                                                               2011   1.315       1.434       109,369
                                                                               2010   1.245       1.315       149,736
                                                                               2009   1.076       1.245       110,434
                                                                               2008   1.179       1.076       142,035
                                                                               2007   1.118       1.179       179,602
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.453       1.458       115,262

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.486       1.453       121,148
                                                                          2014   1.459       1.486       335,999
                                                                          2013   1.521       1.459       347,410
                                                                          2012   1.424       1.521       391,209
                                                                          2011   1.411       1.424       394,049
                                                                          2010   1.334       1.411       579,578
                                                                          2009   1.203       1.334       498,564
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.862       1.869            --
                                                                          2015   1.903       1.862        26,552
                                                                          2014   1.751       1.903        28,429
                                                                          2013   1.346       1.751        29,730
                                                                          2012   1.245       1.346        30,903
                                                                          2011   1.334       1.245        32,591
                                                                          2010   1.174       1.334        33,901
                                                                          2009   0.969       1.174        35,173
                                                                          2008   1.476       0.969        70,031
                                                                          2007   1.437       1.476        78,971
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.164       1.283            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.734       1.774            --
                                                                          2015   1.797       1.734        79,248
                                                                          2014   1.757       1.797        96,203
                                                                          2013   1.770       1.757        93,715
                                                                          2012   1.622       1.770        98,420
                                                                          2011   1.600       1.622        99,043
                                                                          2010   1.459       1.600       118,762
                                                                          2009   1.121       1.459       163,774
                                                                          2008   1.285       1.121       164,000
                                                                          2007   1.232       1.285       124,997
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.324       1.501        72,017
                                                                          2015   1.404       1.324       134,038
                                                                          2014   1.268       1.404       264,511
                                                                          2013   0.969       1.268       321,654
                                                                          2012   0.841       0.969       369,712
                                                                          2011   0.896       0.841       388,552
                                                                          2010   0.783       0.896       479,905
                                                                          2009   0.676       0.783       507,699
                                                                          2008   1.086       0.676       532,630
                                                                          2007   1.071       1.086     1,031,639
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.756       1.993        71,331
                                                                          2015   1.861       1.756        77,688
                                                                          2014   1.713       1.861        87,255
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.258       1.266       160,440
                                                                          2015   1.281       1.258       169,369
                                                                          2014   1.225       1.281       178,258
                                                                          2013   1.265       1.225       221,252
                                                                          2012   1.205       1.265       232,505
                                                                          2011   1.158       1.205       278,162
                                                                          2010   1.095       1.158       387,776
                                                                          2009   1.024       1.095       177,905
                                                                          2008   1.086       1.024       182,559
                                                                          2007   1.047       1.086       205,937
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.668       1.633            --
                                                                          2015   1.605       1.668            --
                                                                          2014   1.508       1.605           205
                                                                          2013   1.149       1.508           205
                                                                          2012   1.028       1.149         4,235
                                                                          2011   1.154       1.028         7,256
                                                                          2010   0.985       1.154        31,622
                                                                          2009   0.786       0.985        31,652
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.286       1.260         4,508
                                                                          2015   1.315       1.286         4,539
                                                                          2014   1.345       1.315       138,942
                                                                          2013   1.375       1.345       180,594
                                                                          2012   1.407       1.375        65,454
                                                                          2011   1.439       1.407        56,663
                                                                          2010   1.460       1.439        61,056

                        VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.731       0.721            --
                                                                                 2008   1.250       0.731         9,164
                                                                                 2007   1.280       1.250        19,076
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.707       0.736            --
                                                                                 2008   1.310       0.707         6,912
                                                                                 2007   1.290       1.310         6,925
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.114       1.224            --
                                                                                 2012   0.985       1.114        23,420
                                                                                 2011   1.075       0.985        23,646
                                                                                 2010   0.961       1.075        35,582
                                                                                 2009   0.807       0.961        36,295
                                                                                 2008   1.353       0.807        37,162
                                                                                 2007   1.330       1.353        95,081
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.945       2.003         2,461
                                                                                 2015   1.936       1.945         2,557
                                                                                 2014   1.783       1.936         2,653
                                                                                 2013   1.375       1.783         2,653
                                                                                 2012   1.268       1.375         2,653
                                                                                 2011   1.339       1.268         2,653
                                                                                 2010   1.189       1.339         2,653
                                                                                 2009   0.815       1.189         2,347
                                                                                 2008   1.536       0.815         2,351
                                                                                 2007   1.305       1.536         2,354
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.294       2.247         1,253
                                                                                 2015   2.118       2.294         1,302
                                                                                 2014   1.987       2.118         1,351
                                                                                 2013   1.483       1.987         1,351
                                                                                 2012   1.310       1.483         1,351
                                                                                 2011   1.333       1.310         1,351
                                                                                 2010   1.221       1.333         1,351
                                                                                 2009   0.892       1.221         1,222
                                                                                 2008   1.352       0.892         1,224
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.640       1.716       266,647
                                                                                 2015   1.642       1.640       329,294
                                                                                 2014   1.521       1.642       334,903
                                                                                 2013   1.167       1.521       344,206
                                                                                 2012   1.060       1.167       428,661
                                                                                 2011   1.204       1.060       494,944
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.902       0.976            --
                                                                                 2010   0.798       0.902         6,360
                                                                                 2009   0.621       0.798         6,413
                                                                                 2008   1.066       0.621         6,467
                                                                                 2007   1.056       1.066         6,511
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.241       1.268            --
                                                                                 2015   1.277       1.241            --
                                                                                 2014   1.250       1.277            --
                                                                                 2013   1.226       1.250            --
                                                                                 2012   1.148       1.226            --
                                                                                 2011   1.137       1.148            --
                                                                                 2010   1.057       1.137            --
                                                                                 2009   0.897       1.057            --
                                                                                 2008   1.071       0.897            --
                                                                                 2007   1.038       1.071            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.254       1.301        70,520
                                                                                 2015   1.296       1.254        75,919
                                                                                 2014   1.264       1.296        81,112
                                                                                 2013   1.165       1.264        86,506
                                                                                 2012   1.069       1.165            --
                                                                                 2011   1.082       1.069            --
                                                                                 2010   0.992       1.082            --
                                                                                 2009   0.821       0.992       524,068
                                                                                 2008   1.070       0.821       548,800
                                                                                 2007   1.045       1.070       518,922
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.249       1.308       409,121

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.294
                                                                                           2014   1.260
                                                                                           2013   1.092
                                                                                           2012   0.987
                                                                                           2011   1.023
                                                                                           2010   0.925
                                                                                           2009   0.747
                                                                                           2008   1.071
                                                                                           2007   1.050
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.227
                                                                                           2015   1.276
                                                                                           2014   1.241
                                                                                           2013   1.021
                                                                                           2012   0.905
                                                                                           2011   0.962
                                                                                           2010   0.857
                                                                                           2009   0.679
                                                                                           2008   1.071
                                                                                           2007   1.055
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   1.899
                                                                                           2015   1.925
                                                                                           2014   1.741
                                                                                           2013   1.352
                                                                                           2012   1.198
                                                                                           2011   1.205
                                                                                           2010   1.077
                                                                                           2009   0.879
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.627
                                                                                           2015   1.670
                                                                                           2014   1.575
                                                                                           2013   1.357
                                                                                           2012   1.246
                                                                                           2011   1.247
                                                                                           2010   1.161
                                                                                           2009   1.003
                                                                                           2008   1.320
                                                                                           2007   1.297
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.127
                                                                                           2015   2.178
                                                                                           2014   2.011
                                                                                           2013   1.515
                                                                                           2012   1.328
                                                                                           2011   1.347
                                                                                           2010   1.237
                                                                                           2009   1.047
                                                                                           2008   1.450
                                                                                           2007   1.378
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.795
                                                                                           2015   1.661
                                                                                           2014   1.561
                                                                                           2013   1.150
                                                                                           2012   0.992
                                                                                           2011   1.028
                                                                                           2010   0.901
                                                                                           2009   0.644
                                                                                           2008   1.136
                                                                                           2007   1.064
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.328
                                                                                           2015   1.386
                                                                                           2014   1.346
                                                                                           2013   1.365
                                                                                           2012   1.255
                                                                                           2011   1.243
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.094
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.163
                                                                                           2008   1.135
                                                                                           2007   1.068



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.249       409,182
                                                                                           1.294       476,947
                                                                                           1.260       553,552
                                                                                           1.092       556,303
                                                                                           0.987       559,531
                                                                                           1.023       563,159
                                                                                           0.925       571,775
                                                                                           0.747       457,388
                                                                                           1.071       111,352
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.297        29,175
                                                                                           1.227        30,683
                                                                                           1.276        32,349
                                                                                           1.241        33,935
                                                                                           1.021        35,367
                                                                                           0.905        36,889
                                                                                           0.962        45,334
                                                                                           0.857        46,741
                                                                                           0.679        48,415
                                                                                           1.071       308,817
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2.068            --
                                                                                           1.899            --
                                                                                           1.925            --
                                                                                           1.741            --
                                                                                           1.352            --
                                                                                           1.198            --
                                                                                           1.205            --
                                                                                           1.077            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.734       292,256
                                                                                           1.627       298,829
                                                                                           1.670       307,242
                                                                                           1.575       322,525
                                                                                           1.357       681,675
                                                                                           1.246       700,588
                                                                                           1.247       722,989
                                                                                           1.161       759,484
                                                                                           1.003       655,307
                                                                                           1.320       701,004
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.379            --
                                                                                           2.127            --
                                                                                           2.178            --
                                                                                           2.011            --
                                                                                           1.515            --
                                                                                           1.328            --
                                                                                           1.347            --
                                                                                           1.237            --
                                                                                           1.047            --
                                                                                           1.450        74,216
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.782            --
                                                                                           1.795            --
                                                                                           1.661        86,122
                                                                                           1.561        86,122
                                                                                           1.150        86,122
                                                                                           0.992        86,122
                                                                                           1.028       117,233
                                                                                           0.901       117,233
                                                                                           0.644        31,111
                                                                                           1.136        31,111
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.406         4,540
                                                                                           1.328         4,926
                                                                                           1.386       106,781
                                                                                           1.346       107,650
                                                                                           1.365       127,803
                                                                                           1.255       128,317
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.113            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.199            --
                                                                                           1.163       272,042
                                                                                           1.135       595,723

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.836       1.983    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   1.830       1.950    --





                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.284       0.640            --
                                                                            2007   1.123       1.284            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.109       2.074        91,582
                                                                            2015   2.018       2.109        98,214
                                                                            2014   2.018       2.018       100,969
                                                                            2013   1.599       2.018       102,683
                                                                            2012   1.335       1.599       103,273
                                                                            2011   1.499       1.335       104,901
                                                                            2010   1.373       1.499       106,934
                                                                            2009   0.987       1.373       108,626
                                                                            2008   1.640       0.987       109,837
                                                                            2007   1.461       1.640       112,818
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   1.915       2.049        17,207
                                                                            2015   1.833       1.915        17,261
                                                                            2014   1.729       1.833        17,319
                                                                            2013   1.360       1.729        76,409
                                                                            2012   1.181       1.360        77,033
                                                                            2011   1.262       1.181        77,393
                                                                            2010   1.088       1.262        77,786
                                                                            2009   0.799       1.088        88,226
                                                                            2008   1.459       0.799        83,671
                                                                            2007   1.329       1.459        80,166
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   1.664       1.813         1,112
                                                                            2015   1.678       1.664         1,169
                                                                            2014   1.552       1.678         1,230
                                                                            2013   1.189       1.552        63,196
                                                                            2012   1.036       1.189        63,872
                                                                            2011   1.080       1.036        83,239
                                                                            2010   0.992       1.080        85,967
                                                                            2009   0.773       0.992       100,179
                                                                            2008   1.273       0.773        97,150
                                                                            2007   1.240       1.273        97,266
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.006       2.116        18,934
                                                                            2015   2.042       2.006        18,934
                                                                            2014   1.868       2.042        18,934
                                                                            2013   1.458       1.868        22,121
                                                                            2012   1.283       1.458        22,121
                                                                            2011   1.348       1.283        22,127
                                                                            2010   1.178       1.348        22,133
                                                                            2009   0.888       1.178        22,144
                                                                            2008   1.584       0.888        38,468
                                                                            2007   1.380       1.584        33,839
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   2.290       2.505           618
                                                                            2015   2.382       2.290           650
                                                                            2014   2.299       2.382           684
                                                                            2013   1.731       2.299           715
                                                                            2012   1.547       1.731           751
                                                                            2011   1.775       1.547           792
                                                                            2010   1.413       1.775           837
                                                                            2009   1.034       1.413           884
                                                                            2008   1.753       1.034           887
                                                                            2007   1.555       1.753           932

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)........................... 2016   1.400       1.561           --
                                                                                   2015   1.542       1.400           --
                                                                                   2014   1.508       1.542           --
                                                                                   2013   1.354       1.508           --
                                                                                   2012   1.230       1.354           --
                                                                                   2011   1.230       1.230       12,978
                                                                                   2010   1.117       1.230       14,555
                                                                                   2009   0.843       1.117       16,324
                                                                                   2008   1.226       0.843       18,915
                                                                                   2007   1.209       1.226       18,915
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   1.715       1.746           --
                                                                                   2015   1.803       1.715           --
                                                                                   2014   1.717       1.803           --
                                                                                   2013   1.271       1.717           --
                                                                                   2012   1.174       1.271           --
                                                                                   2011   1.262       1.174           --
                                                                                   2010   1.012       1.262           --
                                                                                   2009   0.721       1.012           --
                                                                                   2008   1.283       0.721           --
                                                                                   2007   1.181       1.283           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   2.476       2.247           --
                                                                                   2007   1.967       2.476       57,126
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.326       1.389       69,558
                                                                                   2015   1.451       1.326       73,368
                                                                                   2014   1.671       1.451       74,281
                                                                                   2013   1.391       1.671       85,343
                                                                                   2012   1.204       1.391       86,058
                                                                                   2011   1.378       1.204       86,442
                                                                                   2010   1.301       1.378       86,849
                                                                                   2009   0.971       1.301       86,919
                                                                                   2008   1.667       0.971       81,593
                                                                                   2007   1.478       1.667       79,169
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.442       2.675           --
                                                                                   2015   2.408       2.442           --
                                                                                   2014   2.195       2.408           --
                                                                                   2013   1.701       2.195           --
                                                                                   2012   1.488       1.701           --
                                                                                   2011   1.548       1.488           --
                                                                                   2010   1.262       1.548           --
                                                                                   2009   0.894       1.262           --
                                                                                   2008   1.630       0.894           --
                                                                                   2007   1.370       1.630           --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.119       1.188           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.868       0.918           --
                                                                                   2009   0.735       0.868        9,497
                                                                                   2008   1.282       0.735        9,501
                                                                                   2007   1.251       1.282        9,501
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.177       2.153       30,398
                                                                                   2015   2.267       2.177       30,398
                                                                                   2014   1.926       2.267       30,398
                                                                                   2013   1.334       1.926       37,174
                                                                                   2012   1.150       1.334       37,177
                                                                                   2011   1.148       1.150       37,185
                                                                                   2010   0.940       1.148       37,195
                                                                                   2009   0.715       0.940       37,213
                                                                                   2008   1.227       0.715       56,604
                                                                                   2007   1.237       1.227       60,717
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.454       1.458           --

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2013   1.126       1.454            --
                                                                                    2012   1.002       1.126            --
                                                                                    2011   1.093       1.002            --
                                                                                    2010   0.959       1.093            --
                                                                                    2009   0.759       0.959            --
                                                                                    2008   1.224       0.759            --
                                                                                    2007   1.237       1.224            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   1.806       1.937            --
                                                                                    2015   1.819       1.806            --
                                                                                    2014   1.677       1.819            --
                                                                                    2013   1.320       1.677            --
                                                                                    2012   1.165       1.320            --
                                                                                    2011   1.162       1.165            --
                                                                                    2010   1.056       1.162            --
                                                                                    2009   0.884       1.056            --
                                                                                    2008   1.280       0.884            --
                                                                                    2007   1.209       1.280            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.811       0.796            --
                                                                                    2008   1.176       0.811            --
                                                                                    2007   1.179       1.176            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.008       1.062            --
                                                                                    2010   0.915       1.008       243,161
                                                                                    2009   0.668       0.915       259,191
                                                                                    2008   1.181       0.668       277,687
                                                                                    2007   1.187       1.181       293,415
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.082       1.173            --
                                                                                    2010   0.990       1.082            --
                                                                                    2009   0.829       0.990            --
                                                                                    2008   1.188       0.829            --
                                                                                    2007   1.143       1.188            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   2.228       2.503            --
                                                                                    2015   2.382       2.228            --
                                                                                    2014   2.145       2.382            --
                                                                                    2013   1.743       2.145            --
                                                                                    2012   1.562       1.743            --
                                                                                    2011   1.596       1.562            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.455       1.632        47,434
                                                                                    2015   1.558       1.455        47,434
                                                                                    2014   1.405       1.558       155,980
                                                                                    2013   1.144       1.405       155,980
                                                                                    2012   1.026       1.144       156,001
                                                                                    2011   0.975       1.026       200,974
                                                                                    2010   0.890       0.975       206,465
                                                                                    2009   0.743       0.890       212,655
                                                                                    2008   1.168       0.743       221,593
                                                                                    2007   1.135       1.168       221,619
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.803       1.892            --
                                                                                    2015   1.680       1.803            --
                                                                                    2014   1.508       1.680            --
                                                                                    2013   1.119       1.508            --
                                                                                    2012   0.952       1.119            --
                                                                                    2011   0.980       0.952            --
                                                                                    2010   0.913       0.980            --
                                                                                    2009   0.656       0.913            --
                                                                                    2008   1.071       0.656            --
                                                                                    2007   1.041       1.071            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.691       1.867            --
                                                                                    2015   1.781       1.691            --
                                                                                    2014   1.632       1.781            --
                                                                                    2013   1.261       1.632            --
                                                                                    2012   1.108       1.261            --
                                                                                    2011   1.080       1.108            --
                                                                                    2010   1.010       1.080            --
                                                                                    2009   0.830       1.010            --
                                                                                    2008   1.319       0.830            --
                                                                                    2007   1.299       1.319            --
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.102       2.246            --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.103       2.102           --
                                                                                      2014   1.990       2.103           --
                                                                                      2013   1.482       1.990           --
                                                                                      2012   1.287       1.482           --
                                                                                      2011   1.370       1.287           --
                                                                                      2010   1.144       1.370           --
                                                                                      2009   0.861       1.144           --
                                                                                      2008   1.361       0.861           --
                                                                                      2007   1.300       1.361           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   2.213       2.288        8,844
                                                                                      2015   2.368       2.213        8,844
                                                                                      2014   2.328       2.368        8,844
                                                                                      2013   1.620       2.328       12,008
                                                                                      2012   1.388       1.620       12,008
                                                                                      2011   1.401       1.388       12,009
                                                                                      2010   1.145       1.401       12,011
                                                                                      2009   0.821       1.145       12,016
                                                                                      2008   1.417       0.821       25,284
                                                                                      2007   1.318       1.417       30,266
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.768       0.746           --
                                                                                      2008   1.258       0.768           --
                                                                                      2007   1.227       1.258           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.147       1.162           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.671       1.707          740
                                                                                      2015   1.689       1.671          778
                                                                                      2014   1.734       1.689          818
                                                                                      2013   1.625       1.734        3,159
                                                                                      2012   1.411       1.625        3,450
                                                                                      2011   1.410       1.411        3,621
                                                                                      2010   1.237       1.410        3,803
                                                                                      2009   0.791       1.237        3,862
                                                                                      2008   1.157       0.791        1,062
                                                                                      2007   1.180       1.157        1,116
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.949       0.935           --
                                                                                      2010   0.889       0.949       15,346
                                                                                      2009   0.775       0.889       15,353
                                                                                      2008   1.006       0.775       15,362
                                                                                      2007   1.016       1.006       15,370
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.182       1.202           --
                                                                                      2010   1.084       1.182           --
                                                                                      2009   0.930       1.084           --
                                                                                      2008   1.101       0.930           --
                                                                                      2007   1.105       1.101           --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.028       1.020           --
                                                                                      2009   1.050       1.028           --
                                                                                      2008   1.047       1.050           --
                                                                                      2007   1.021       1.047           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.241       1.299           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.323       1.408           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.272       1.319           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.347       1.481           --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.076       1.064       48,314

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.115       1.076       52,106
                                                                              2014   1.004       1.115       52,985
                                                                              2013   0.990       1.004       52,985
                                                                              2012   0.802       0.990       52,985
                                                                              2011   0.866       0.802       67,648
                                                                              2010   0.762       0.866       69,430
                                                                              2009   0.577       0.762       71,422
                                                                              2008   1.011       0.577       74,209
                                                                              2007   1.214       1.011       74,209
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   2.029       2.108           --
                                                                              2013   1.608       2.029           --
                                                                              2012   1.340       1.608           --
                                                                              2011   1.479       1.340           --
                                                                              2010   1.380       1.479           --
                                                                              2009   0.986       1.380           --
                                                                              2008   1.735       0.986           --
                                                                              2007   1.361       1.735           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.213       2.227           --
                                                                              2015   2.354       2.213           --
                                                                              2014   2.102       2.354           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.758       1.863           --
                                                                              2015   1.880       1.758           --
                                                                              2014   2.037       1.880           --
                                                                              2013   1.593       2.037           --
                                                                              2012   1.259       1.593           --
                                                                              2011   1.498       1.259           --
                                                                              2010   1.314       1.498           --
                                                                              2009   0.865       1.314           --
                                                                              2008   1.493       0.865           --
                                                                              2007   1.541       1.493           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.219       1.376       43,986
                                                                              2015   1.370       1.219       46,482
                                                                              2014   1.279       1.370       47,097
                                                                              2013   1.004       1.279       54,638
                                                                              2012   0.896       1.004       55,072
                                                                              2011   0.952       0.896       55,319
                                                                              2010   0.776       0.952       55,582
                                                                              2009   0.627       0.776       55,656
                                                                              2008   1.049       0.627       72,389
                                                                              2007   1.067       1.049       78,357
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.132       2.328           --
                                                                              2015   2.213       2.132           --
                                                                              2014   2.094       2.213           --
                                                                              2013   1.524       2.094           --
                                                                              2012   1.316       1.524           --
                                                                              2011   1.358       1.316           --
                                                                              2010   1.099       1.358           --
                                                                              2009   0.838       1.099           --
                                                                              2008   1.397       0.838           --
                                                                              2007   1.283       1.397           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.673       2.139           --
                                                                              2015   1.846       1.673           --
                                                                              2014   1.805       1.846           --
                                                                              2013   1.386       1.805           --
                                                                              2012   1.226       1.386           --
                                                                              2011   1.396       1.226           --
                                                                              2010   1.195       1.396           --
                                                                              2009   0.947       1.195           --
                                                                              2008   1.296       0.947           --
                                                                              2007   1.340       1.296           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.350       1.471       33,832
                                                                              2015   1.603       1.350       35,395
                                                                              2014   1.755       1.603       35,756
                                                                              2013   1.890       1.755       43,242
                                                                              2012   1.627       1.890       43,613
                                                                              2011   2.047       1.627       56,373
                                                                              2010   1.694       2.047       56,591
                                                                              2009   1.026       1.694       44,004
                                                                              2008   2.251       1.026       53,832

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.718       0.681           --
                                                                               2008   1.281       0.718           --
                                                                               2007   1.171       1.281           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.105       1.105           --
                                                                               2015   1.105       1.105           --
                                                                               2014   1.105       1.105           --
                                                                               2013   1.042       1.105           --
                                                                               2012   0.873       1.042        9,488
                                                                               2011   0.959       0.873        9,488
                                                                               2010   0.921       0.959        9,492
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.375       1.438           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.813       1.919           --
                                                                               2015   1.776       1.813           --
                                                                               2014   1.599       1.776           --
                                                                               2013   1.220       1.599           --
                                                                               2012   1.100       1.220           --
                                                                               2011   1.123       1.100           --
                                                                               2010   1.021       1.123           --
                                                                               2009   0.876       1.021           --
                                                                               2008   1.430       0.876           --
                                                                               2007   1.426       1.430           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   2.143       2.283           --
                                                                               2015   2.238       2.143           --
                                                                               2014   2.179       2.238           --
                                                                               2013   1.722       2.179           --
                                                                               2012   1.509       1.722           --
                                                                               2011   1.773       1.509           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.175       1.508       36,943
                                                                               2015   1.271       1.175       38,281
                                                                               2014   1.279       1.271       38,590
                                                                               2013   0.988       1.279       42,905
                                                                               2012   0.857       0.988       42,909
                                                                               2011   0.964       0.857       42,915
                                                                               2010   0.822       0.964       42,922
                                                                               2009   0.665       0.822       42,934
                                                                               2008   0.970       0.665       50,320
                                                                               2007   1.024       0.970       55,499
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.422       1.378           --
                                                                               2015   1.482       1.422           --
                                                                               2014   1.629       1.482           --
                                                                               2013   1.398       1.629           --
                                                                               2012   1.226       1.398           --
                                                                               2011   1.405       1.226           --
                                                                               2010   1.290       1.405           --
                                                                               2009   1.004       1.290           --
                                                                               2008   1.782       1.004           --
                                                                               2007   1.705       1.782           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.030       1.113           --
                                                                               2012   1.001       1.030           --
                                                                               2011   1.081       1.001           --
                                                                               2010   0.900       1.081           --
                                                                               2009   0.674       0.900           --
                                                                               2008   1.117       0.674           --
                                                                               2007   1.267       1.117           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.304       1.277           --
                                                                               2015   1.284       1.304           --
                                                                               2014   1.286       1.284           --
                                                                               2013   1.035       1.286        9,361
                                                                               2012   0.874       1.035           --
                                                                               2011   0.977       0.874           --
                                                                               2010   0.862       0.977           --
                                                                               2009   0.631       0.862           --
                                                                               2008   1.086       0.631           --
                                                                               2007   1.046       1.086           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.246       1.281       41,552

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.313       1.246       44,794
                                                                          2014   1.303       1.313       45,577
                                                                          2013   1.464       1.303       45,616
                                                                          2012   1.371       1.464       45,661
                                                                          2011   1.258       1.371       58,744
                                                                          2010   1.192       1.258       60,383
                                                                          2009   1.030       1.192       62,219
                                                                          2008   1.129       1.030       64,846
                                                                          2007   1.071       1.129       64,901
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.655       1.661           --
                                                                          2015   1.692       1.655           --
                                                                          2014   1.558       1.692           --
                                                                          2013   1.198       1.558           --
                                                                          2012   1.109       1.198           --
                                                                          2011   1.188       1.109       12,289
                                                                          2010   1.046       1.188       13,783
                                                                          2009   0.864       1.046       15,455
                                                                          2008   1.317       0.864       17,817
                                                                          2007   1.283       1.317       17,817
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.163       1.281           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.628       1.665           --
                                                                          2015   1.688       1.628           --
                                                                          2014   1.651       1.688           --
                                                                          2013   1.664       1.651           --
                                                                          2012   1.526       1.664           --
                                                                          2011   1.506       1.526           --
                                                                          2010   1.374       1.506           --
                                                                          2009   1.056       1.374           --
                                                                          2008   1.211       1.056           --
                                                                          2007   1.162       1.211           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.318       1.493           --
                                                                          2015   1.398       1.318           --
                                                                          2014   1.263       1.398           --
                                                                          2013   0.966       1.263           --
                                                                          2012   0.838       0.966           --
                                                                          2011   0.893       0.838       29,843
                                                                          2010   0.781       0.893       33,470
                                                                          2009   0.675       0.781       37,535
                                                                          2008   1.085       0.675       43,146
                                                                          2007   1.071       1.085       43,146
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.495       1.696           --
                                                                          2015   1.585       1.495           --
                                                                          2014   1.460       1.585           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.245       1.253           --
                                                                          2015   1.268       1.245           --
                                                                          2014   1.214       1.268           --
                                                                          2013   1.253       1.214           --
                                                                          2012   1.195       1.253           --
                                                                          2011   1.149       1.195           --
                                                                          2010   1.086       1.149           --
                                                                          2009   1.017       1.086           --
                                                                          2008   1.079       1.017           --
                                                                          2007   1.041       1.079           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   0.895       0.877       14,357
                                                                          2015   0.916       0.895       14,364
                                                                          2014   0.938       0.916       14,370
                                                                          2013   0.959       0.938       19,276
                                                                          2012   0.982       0.959       19,811
                                                                          2011   1.005       0.982       20,077
                                                                          2010   1.020       1.005        5,962
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.660       0.651           --
                                                                          2008   1.130       0.660           --
                                                                          2007   1.157       1.130           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.633       0.659           --
                                                                          2008   1.174       0.633           --
                                                                          2007   1.156       1.174           --

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.006       1.105            --
                                                                                 2012   0.890       1.006            --
                                                                                 2011   0.972       0.890            --
                                                                                 2010   0.869       0.972            --
                                                                                 2009   0.730       0.869            --
                                                                                 2008   1.225       0.730            --
                                                                                 2007   1.205       1.225            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.646       1.694            --
                                                                                 2015   1.639       1.646            --
                                                                                 2014   1.510       1.639            --
                                                                                 2013   1.165       1.510            --
                                                                                 2012   1.075       1.165            --
                                                                                 2011   1.136       1.075            --
                                                                                 2010   1.009       1.136            --
                                                                                 2009   0.692       1.009            --
                                                                                 2008   1.305       0.692            --
                                                                                 2007   1.109       1.305            --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.072       2.028            --
                                                                                 2015   1.914       2.072            --
                                                                                 2014   1.796       1.914            --
                                                                                 2013   1.341       1.796            --
                                                                                 2012   1.185       1.341            --
                                                                                 2011   1.207       1.185            --
                                                                                 2010   1.106       1.207            --
                                                                                 2009   0.809       1.106            --
                                                                                 2008   1.225       0.809            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)....... 2016   1.552       1.573            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   2.260       2.364        83,993
                                                                                 2015   2.264       2.260        90,229
                                                                                 2014   2.099       2.264        96,625
                                                                                 2013   1.611       2.099       128,597
                                                                                 2012   1.464       1.611       136,313
                                                                                 2011   1.663       1.464       145,513
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.900       0.973            --
                                                                                 2010   0.796       0.900            --
                                                                                 2009   0.620       0.796            --
                                                                                 2008   1.065       0.620            --
                                                                                 2007   1.055       1.065            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.235       1.261        61,384
                                                                                 2015   1.271       1.235        61,411
                                                                                 2014   1.245       1.271        61,439
                                                                                 2013   1.221       1.245        61,466
                                                                                 2012   1.145       1.221        61,493
                                                                                 2011   1.135       1.145        61,522
                                                                                 2010   1.055       1.135        61,551
                                                                                 2009   0.896       1.055        61,581
                                                                                 2008   1.071       0.896        61,613
                                                                                 2007   1.038       1.071        61,646
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.248       1.294            --
                                                                                 2015   1.291       1.248            --
                                                                                 2014   1.259       1.291            --
                                                                                 2013   1.161       1.259            --
                                                                                 2012   1.066       1.161            --
                                                                                 2011   1.080       1.066            --
                                                                                 2010   0.990       1.080            --
                                                                                 2009   0.819       0.990            --
                                                                                 2008   1.070       0.819            --
                                                                                 2007   1.044       1.070            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.243       1.301        21,155
                                                                                 2015   1.289       1.243        21,185
                                                                                 2014   1.255       1.289        21,217
                                                                                 2013   1.089       1.255        21,248
                                                                                 2012   0.984       1.089        21,282
                                                                                 2011   1.021       0.984        21,320
                                                                                 2010   0.923       1.021        21,361
                                                                                 2009   0.746       0.923        21,405
                                                                                 2008   1.070       0.746        21,451
                                                                                 2007   1.050       1.070        21,493

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.221
                                                                                           2015   1.271
                                                                                           2014   1.236
                                                                                           2013   1.017
                                                                                           2012   0.902
                                                                                           2011   0.959
                                                                                           2010   0.856
                                                                                           2009   0.678
                                                                                           2008   1.070
                                                                                           2007   1.054
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.510
                                                                                           2015   1.550
                                                                                           2014   1.463
                                                                                           2013   1.261
                                                                                           2012   1.159
                                                                                           2011   1.160
                                                                                           2010   1.080
                                                                                           2009   0.934
                                                                                           2008   1.230
                                                                                           2007   1.208
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.108
                                                                                           2015   2.161
                                                                                           2014   1.995
                                                                                           2013   1.504
                                                                                           2012   1.320
                                                                                           2011   1.339
                                                                                           2010   1.229
                                                                                           2009   1.041
                                                                                           2008   1.462
                                                                                           2007   1.390
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2016   2.183
                                                                                           2015   2.225
                                                                                           2014   2.284
                                                                                           2013   1.840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.786
                                                                                           2015   1.654
                                                                                           2014   1.555
                                                                                           2013   1.147
                                                                                           2012   0.989
                                                                                           2011   1.026
                                                                                           2010   0.899
                                                                                           2009   0.643
                                                                                           2008   1.135
                                                                                           2007   1.064
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.365
                                                                                           2015   1.425
                                                                                           2014   1.385
                                                                                           2013   1.406
                                                                                           2012   1.293
                                                                                           2011   1.281
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.048
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.155
                                                                                           2008   1.128
                                                                                           2007   1.061
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.587
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.431



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.290           --
                                                                                           1.221           --
                                                                                           1.271           --
                                                                                           1.236           --
                                                                                           1.017           --
                                                                                           0.902           --
                                                                                           0.959           --
                                                                                           0.856           --
                                                                                           0.678           --
                                                                                           1.070           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.608           --
                                                                                           1.510           --
                                                                                           1.550           --
                                                                                           1.463           --
                                                                                           1.261           --
                                                                                           1.159           --
                                                                                           1.160           --
                                                                                           1.080           --
                                                                                           0.934           --
                                                                                           1.230           --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.357           --
                                                                                           2.108           --
                                                                                           2.161           --
                                                                                           1.995           --
                                                                                           1.504           --
                                                                                           1.320           --
                                                                                           1.339           --
                                                                                           1.229           --
                                                                                           1.041           --
                                                                                           1.462           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2.526           --
                                                                                           2.183           --
                                                                                           2.225           --
                                                                                           2.284           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.772           --
                                                                                           1.786           --
                                                                                           1.654           --
                                                                                           1.555           --
                                                                                           1.147           --
                                                                                           0.989           --
                                                                                           1.026           --
                                                                                           0.899           --
                                                                                           0.643           --
                                                                                           1.135           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.445           --
                                                                                           1.365           --
                                                                                           1.425           --
                                                                                           1.385           --
                                                                                           1.406           --
                                                                                           1.293           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.067           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.191           --
                                                                                           1.155       27,149
                                                                                           1.128       27,208
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.714           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.525           --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.281       0.638            --
                                                                              2007   1.122       1.281            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2016   2.097       2.061        36,955
                                                                              2015   2.008       2.097        39,265
                                                                              2014   2.009       2.008        94,067
                                                                              2013   1.592       2.009       181,749
                                                                              2012   1.330       1.592       158,808
                                                                              2011   1.494       1.330       165,108
                                                                              2010   1.369       1.494       163,336
                                                                              2009   0.985       1.369       160,720
                                                                              2008   1.637       0.985       291,983
                                                                              2007   1.459       1.637       287,726
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2016   1.904       2.036       146,621
                                                                              2015   1.824       1.904       153,473
                                                                              2014   1.721       1.824       412,662
                                                                              2013   1.354       1.721       585,599
                                                                              2012   1.176       1.354       636,532
                                                                              2011   1.258       1.176       668,450
                                                                              2010   1.085       1.258       730,586
                                                                              2009   0.797       1.085       768,359
                                                                              2008   1.456       0.797       917,390
                                                                              2007   1.327       1.456       973,710
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2016   1.654       1.802       136,410
                                                                              2015   1.669       1.654       142,210
                                                                              2014   1.544       1.669       147,728
                                                                              2013   1.184       1.544       191,127
                                                                              2012   1.032       1.184       195,180
                                                                              2011   1.076       1.032       195,505
                                                                              2010   0.989       1.076       286,380
                                                                              2009   0.772       0.989       292,064
                                                                              2008   1.271       0.772       354,541
                                                                              2007   1.239       1.271       355,591
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2016   1.995       2.103        18,763
                                                                              2015   2.031       1.995        19,128
                                                                              2014   1.859       2.031        19,505
                                                                              2013   1.451       1.859        28,363
                                                                              2012   1.278       1.451        35,821
                                                                              2011   1.344       1.278        38,290
                                                                              2010   1.175       1.344        41,369
                                                                              2009   0.886       1.175        57,876
                                                                              2008   1.581       0.886        78,458
                                                                              2007   1.378       1.581        85,931
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2016   2.277       2.489            74
                                                                              2015   2.370       2.277            74
                                                                              2014   2.288       2.370        31,114
                                                                              2013   1.724       2.288       140,759
                                                                              2012   1.541       1.724       140,436
                                                                              2011   1.769       1.541       220,256
                                                                              2010   1.409       1.769       213,537
                                                                              2009   1.032       1.409       220,051
                                                                              2008   1.750       1.032       234,024
                                                                              2007   1.553       1.750       224,463
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2016   1.393       1.551        30,800
                                                                              2015   1.534       1.393        35,756
                                                                              2014   1.502       1.534        37,601
                                                                              2013   1.349       1.502        68,186
                                                                              2012   1.226       1.349        92,536
                                                                              2011   1.226       1.226        62,835
                                                                              2010   1.114       1.226        74,704
                                                                              2009   0.841       1.114        88,821
                                                                              2008   1.224       0.841       102,838
                                                                              2007   1.208       1.224       103,109
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2016   1.705       1.735            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.793       1.705            --
                                                                                   2014   1.708       1.793            --
                                                                                   2013   1.266       1.708        15,575
                                                                                   2012   1.169       1.266        16,022
                                                                                   2011   1.258       1.169        18,388
                                                                                   2010   1.009       1.258        17,692
                                                                                   2009   0.720       1.009        20,017
                                                                                   2008   1.281       0.720        22,873
                                                                                   2007   1.179       1.281        19,642
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   2.471       2.243            --
                                                                                   2007   1.965       2.471        81,869
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.319       1.380        87,621
                                                                                   2015   1.444       1.319        91,402
                                                                                   2014   1.663       1.444       155,981
                                                                                   2013   1.385       1.663       219,475
                                                                                   2012   1.199       1.385       242,206
                                                                                   2011   1.374       1.199       251,375
                                                                                   2010   1.297       1.374       266,112
                                                                                   2009   0.969       1.297       267,586
                                                                                   2008   1.664       0.969       274,515
                                                                                   2007   1.476       1.664       282,552
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.428       2.659            --
                                                                                   2015   2.395       2.428            --
                                                                                   2014   2.185       2.395            --
                                                                                   2013   1.694       2.185            --
                                                                                   2012   1.483       1.694            --
                                                                                   2011   1.543       1.483            --
                                                                                   2010   1.259       1.543            --
                                                                                   2009   0.892       1.259            --
                                                                                   2008   1.627       0.892            --
                                                                                   2007   1.368       1.627            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.117       1.186            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.866       0.915            --
                                                                                   2009   0.734       0.866       261,446
                                                                                   2008   1.280       0.734       247,086
                                                                                   2007   1.249       1.280       235,577
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.164       2.139        57,000
                                                                                   2015   2.255       2.164        60,256
                                                                                   2014   1.917       2.255        63,523
                                                                                   2013   1.328       1.917       167,912
                                                                                   2012   1.145       1.328       202,718
                                                                                   2011   1.144       1.145       207,248
                                                                                   2010   0.937       1.144       183,323
                                                                                   2009   0.713       0.937       184,614
                                                                                   2008   1.225       0.713       185,292
                                                                                   2007   1.236       1.225       215,162
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.447       1.451            --
                                                                                   2013   1.121       1.447         2,802
                                                                                   2012   0.998       1.121         2,805
                                                                                   2011   1.089       0.998         2,808
                                                                                   2010   0.956       1.089         2,811
                                                                                   2009   0.757       0.956         2,815
                                                                                   2008   1.222       0.757         2,819
                                                                                   2007   1.235       1.222         2,823
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2016   1.796       1.925         8,630
                                                                                   2015   1.809       1.796         8,851
                                                                                   2014   1.669       1.809         9,080
                                                                                   2013   1.314       1.669       139,621
                                                                                   2012   1.161       1.314       138,348
                                                                                   2011   1.158       1.161       145,520
                                                                                   2010   1.053       1.158       147,092
                                                                                   2009   0.883       1.053       146,625
                                                                                   2008   1.278       0.883        36,456
                                                                                   2007   1.207       1.278        36,791

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.809       0.794            --
                                                                                    2008   1.174       0.809       118,779
                                                                                    2007   1.177       1.174       121,150
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.005       1.059            --
                                                                                    2010   0.913       1.005       378,754
                                                                                    2009   0.666       0.913       410,838
                                                                                    2008   1.179       0.666       421,157
                                                                                    2007   1.185       1.179       445,943
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.079       1.169            --
                                                                                    2010   0.987       1.079        89,460
                                                                                    2009   0.828       0.987        93,757
                                                                                    2008   1.186       0.828        97,983
                                                                                    2007   1.141       1.186        99,404
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   1.622       1.822            --
                                                                                    2015   1.736       1.622            --
                                                                                    2014   1.564       1.736            --
                                                                                    2013   1.271       1.564            --
                                                                                    2012   1.140       1.271            --
                                                                                    2011   1.165       1.140            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.447       1.622       148,899
                                                                                    2015   1.550       1.447       160,567
                                                                                    2014   1.399       1.550       172,029
                                                                                    2013   1.139       1.399       194,934
                                                                                    2012   1.022       1.139       203,218
                                                                                    2011   0.972       1.022       211,728
                                                                                    2010   0.887       0.972        44,296
                                                                                    2009   0.741       0.887       100,336
                                                                                    2008   1.166       0.741       100,500
                                                                                    2007   1.133       1.166       120,445
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   1.792       1.880            --
                                                                                    2015   1.671       1.792            --
                                                                                    2014   1.501       1.671         8,822
                                                                                    2013   1.115       1.501        38,806
                                                                                    2012   0.948       1.115        39,482
                                                                                    2011   0.977       0.948        39,908
                                                                                    2010   0.911       0.977        40,406
                                                                                    2009   0.655       0.911        40,142
                                                                                    2008   1.069       0.655        40,889
                                                                                    2007   1.040       1.069        37,543
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.681       1.855        16,930
                                                                                    2015   1.772       1.681        17,553
                                                                                    2014   1.624       1.772        18,197
                                                                                    2013   1.256       1.624        18,799
                                                                                    2012   1.104       1.256        19,352
                                                                                    2011   1.077       1.104        19,955
                                                                                    2010   1.007       1.077        20,594
                                                                                    2009   0.828       1.007        21,185
                                                                                    2008   1.317       0.828        21,693
                                                                                    2007   1.298       1.317        22,635
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.090       2.232         4,981
                                                                                    2015   2.091       2.090         4,983
                                                                                    2014   1.980       2.091         4,985
                                                                                    2013   1.476       1.980         4,988
                                                                                    2012   1.282       1.476         4,990
                                                                                    2011   1.366       1.282         4,993
                                                                                    2010   1.141       1.366         4,997
                                                                                    2009   0.859       1.141         5,000
                                                                                    2008   1.359       0.859         5,004
                                                                                    2007   1.299       1.359         5,007
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)......... 2016   2.200       2.274         7,386

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.355       2.200         7,390
                                                                                      2014   2.317       2.355        32,415
                                                                                      2013   1.613       2.317        37,502
                                                                                      2012   1.383       1.613        44,811
                                                                                      2011   1.396       1.383        47,085
                                                                                      2010   1.142       1.396        49,977
                                                                                      2009   0.819       1.142        56,351
                                                                                      2008   1.414       0.819       175,391
                                                                                      2007   1.316       1.414       169,302
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.766       0.744            --
                                                                                      2008   1.255       0.766            --
                                                                                      2007   1.225       1.255            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.146       1.160            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.661       1.696         6,004
                                                                                      2015   1.680       1.661         6,004
                                                                                      2014   1.726       1.680         6,007
                                                                                      2013   1.618       1.726         6,007
                                                                                      2012   1.405       1.618         6,009
                                                                                      2011   1.405       1.405         6,013
                                                                                      2010   1.233       1.405        20,001
                                                                                      2009   0.790       1.233        20,005
                                                                                      2008   1.155       0.790        20,009
                                                                                      2007   1.178       1.155        20,012
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.946       0.932            --
                                                                                      2010   0.887       0.946            --
                                                                                      2009   0.773       0.887            --
                                                                                      2008   1.004       0.773            --
                                                                                      2007   1.015       1.004            --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.178       1.198            --
                                                                                      2010   1.081       1.178            --
                                                                                      2009   0.928       1.081            --
                                                                                      2008   1.099       0.928            --
                                                                                      2007   1.104       1.099            --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.025       1.017            --
                                                                                      2009   1.047       1.025       173,043
                                                                                      2008   1.045       1.047       182,733
                                                                                      2007   1.020       1.045         9,245
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.240       1.297            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.321       1.406            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.270       1.317            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.345       1.479            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.071       1.058        67,133
                                                                                      2015   1.110       1.071        71,806
                                                                                      2014   1.000       1.110        77,346
                                                                                      2013   0.987       1.000        82,558
                                                                                      2012   0.800       0.987        65,443
                                                                                      2011   0.864       0.800        68,866
                                                                                      2010   0.761       0.864        76,941
                                                                                      2009   0.577       0.761        78,548
                                                                                      2008   1.010       0.577        85,152
                                                                                      2007   1.214       1.010       154,649
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.019       2.098            --
                                                                                      2013   1.601       2.019            --
                                                                                      2012   1.335       1.601            --
                                                                                      2011   1.474       1.335            --
                                                                                      2010   1.376       1.474            --
                                                                                      2009   0.984       1.376            --
                                                                                      2008   1.732       0.984            --
                                                                                      2007   1.359       1.732            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.200       2.213            --
                                                                              2015   2.341       2.200            --
                                                                              2014   2.091       2.341            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.748       1.852            --
                                                                              2015   1.871       1.748            --
                                                                              2014   2.027       1.871        45,829
                                                                              2013   1.586       2.027        53,261
                                                                              2012   1.255       1.586        59,163
                                                                              2011   1.493       1.255        65,699
                                                                              2010   1.310       1.493        72,047
                                                                              2009   0.863       1.310        79,594
                                                                              2008   1.490       0.863        86,805
                                                                              2007   1.539       1.490        86,805
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.213       1.368        32,120
                                                                              2015   1.364       1.213        33,680
                                                                              2014   1.274       1.364        99,952
                                                                              2013   1.001       1.274       118,574
                                                                              2012   0.893       1.001       127,871
                                                                              2011   0.950       0.893       132,530
                                                                              2010   0.774       0.950       208,941
                                                                              2009   0.627       0.774       229,184
                                                                              2008   1.048       0.627       241,752
                                                                              2007   1.067       1.048       232,573
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.121       2.315         8,715
                                                                              2015   2.203       2.121         8,718
                                                                              2014   2.085       2.203         8,721
                                                                              2013   1.519       2.085         8,724
                                                                              2012   1.312       1.519         8,728
                                                                              2011   1.355       1.312         8,733
                                                                              2010   1.097       1.355         8,738
                                                                              2009   0.836       1.097         8,744
                                                                              2008   1.395       0.836         8,750
                                                                              2007   1.282       1.395        13,675
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.664       2.127            --
                                                                              2015   1.837       1.664            --
                                                                              2014   1.797       1.837            --
                                                                              2013   1.380       1.797            --
                                                                              2012   1.222       1.380            --
                                                                              2011   1.392       1.222            --
                                                                              2010   1.192       1.392            --
                                                                              2009   0.945       1.192            --
                                                                              2008   1.295       0.945            --
                                                                              2007   1.338       1.295         4,988
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.342       1.462        33,319
                                                                              2015   1.595       1.342        35,158
                                                                              2014   1.746       1.595        64,416
                                                                              2013   1.882       1.746        68,326
                                                                              2012   1.620       1.882        67,224
                                                                              2011   2.041       1.620        67,722
                                                                              2010   1.689       2.041        59,712
                                                                              2009   1.024       1.689        63,166
                                                                              2008   2.246       1.024        65,793
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.716       0.679            --
                                                                              2008   1.278       0.716         5,229
                                                                              2007   1.169       1.278         5,232
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2016   1.100       1.100            --
                                                                              2015   1.100       1.100            --
                                                                              2014   1.100       1.100            --
                                                                              2013   1.038       1.100            --
                                                                              2012   0.869       1.038        77,882
                                                                              2011   0.955       0.869       271,912
                                                                              2010   0.918       0.955       264,074
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.373       1.436            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.803       1.907            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.767       1.803            --
                                                                               2014   1.592       1.767            --
                                                                               2013   1.215       1.592            --
                                                                               2012   1.096       1.215            --
                                                                               2011   1.119       1.096            --
                                                                               2010   1.018       1.119         7,376
                                                                               2009   0.874       1.018         7,623
                                                                               2008   1.428       0.874        12,261
                                                                               2007   1.424       1.428        12,261
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.167       1.243         3,286
                                                                               2015   1.220       1.167         3,289
                                                                               2014   1.188       1.220         3,292
                                                                               2013   0.939       1.188         3,295
                                                                               2012   0.824       0.939         3,298
                                                                               2011   0.968       0.824         3,302
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.170       1.499        11,495
                                                                               2015   1.266       1.170        12,297
                                                                               2014   1.274       1.266        83,291
                                                                               2013   0.985       1.274        95,543
                                                                               2012   0.855       0.985       106,326
                                                                               2011   0.961       0.855       137,806
                                                                               2010   0.821       0.961       123,048
                                                                               2009   0.665       0.821       132,288
                                                                               2008   0.970       0.665       281,261
                                                                               2007   1.024       0.970       291,293
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.414       1.369            --
                                                                               2015   1.474       1.414            --
                                                                               2014   1.622       1.474            --
                                                                               2013   1.392       1.622            --
                                                                               2012   1.221       1.392            --
                                                                               2011   1.400       1.221            --
                                                                               2010   1.287       1.400            --
                                                                               2009   1.001       1.287            --
                                                                               2008   1.779       1.001            --
                                                                               2007   1.702       1.779            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.026       1.109            --
                                                                               2012   0.998       1.026            --
                                                                               2011   1.078       0.998            --
                                                                               2010   0.898       1.078            --
                                                                               2009   0.673       0.898            --
                                                                               2008   1.116       0.673            --
                                                                               2007   1.266       1.116            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.298       1.270            --
                                                                               2015   1.278       1.298            --
                                                                               2014   1.281       1.278            --
                                                                               2013   1.032       1.281        83,086
                                                                               2012   0.872       1.032       102,959
                                                                               2011   0.974       0.872       106,556
                                                                               2010   0.861       0.974        86,597
                                                                               2009   0.630       0.861        89,062
                                                                               2008   1.085       0.630        91,487
                                                                               2007   1.046       1.085        92,313
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.239       1.273        49,969
                                                                               2015   1.306       1.239        53,775
                                                                               2014   1.296       1.306       146,522
                                                                               2013   1.458       1.296       234,856
                                                                               2012   1.366       1.458       293,354
                                                                               2011   1.254       1.366       254,315
                                                                               2010   1.189       1.254       308,798
                                                                               2009   1.028       1.189       336,857
                                                                               2008   1.127       1.028       329,774
                                                                               2007   1.070       1.127       333,258
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.429       1.433        90,920

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.463       1.429        96,246
                                                                          2014   1.438       1.463       285,572
                                                                          2013   1.501       1.438       322,479
                                                                          2012   1.406       1.501       311,654
                                                                          2011   1.395       1.406       317,916
                                                                          2010   1.321       1.395       338,770
                                                                          2009   1.191       1.321       392,113
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.645       1.651            --
                                                                          2015   1.683       1.645            --
                                                                          2014   1.550       1.683            --
                                                                          2013   1.193       1.550            --
                                                                          2012   1.104       1.193            --
                                                                          2011   1.184       1.104            --
                                                                          2010   1.043       1.184         6,659
                                                                          2009   0.862       1.043         6,664
                                                                          2008   1.314       0.862         6,669
                                                                          2007   1.282       1.314         6,674
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.162       1.280            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.619       1.655            --
                                                                          2015   1.679       1.619        20,994
                                                                          2014   1.643       1.679        22,643
                                                                          2013   1.657       1.643        25,548
                                                                          2012   1.520       1.657         5,559
                                                                          2011   1.501       1.520         5,567
                                                                          2010   1.370       1.501         5,575
                                                                          2009   1.054       1.370         5,584
                                                                          2008   1.209       1.054         5,594
                                                                          2007   1.161       1.209        76,661
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.311       1.485        10,048
                                                                          2015   1.392       1.311        10,053
                                                                          2014   1.258       1.392        10,058
                                                                          2013   0.963       1.258        30,755
                                                                          2012   0.836       0.963        37,380
                                                                          2011   0.891       0.836        65,292
                                                                          2010   0.780       0.891       151,947
                                                                          2009   0.674       0.780       176,446
                                                                          2008   1.084       0.674       204,825
                                                                          2007   1.070       1.084       234,778
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.487       1.685         2,795
                                                                          2015   1.577       1.487         2,797
                                                                          2014   1.453       1.577         2,800
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.238       1.245            --
                                                                          2015   1.262       1.238            --
                                                                          2014   1.208       1.262            --
                                                                          2013   1.248       1.208            --
                                                                          2012   1.190       1.248            --
                                                                          2011   1.145       1.190            --
                                                                          2010   1.083       1.145        15,289
                                                                          2009   1.015       1.083        15,289
                                                                          2008   1.078       1.015        15,289
                                                                          2007   1.040       1.078        15,289
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.471       1.438         5,204
                                                                          2015   1.417       1.471         5,206
                                                                          2014   1.332       1.417         5,209
                                                                          2013   1.016       1.332         5,211
                                                                          2012   0.910       1.016         5,214
                                                                          2011   1.023       0.910         5,217
                                                                          2010   0.874       1.023         5,221
                                                                          2009   0.697       0.874         5,225
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)......... 2016   1.060       1.037            --
                                                                          2015   1.085       1.060            --
                                                                          2014   1.111       1.085            --
                                                                          2013   1.137       1.111            --
                                                                          2012   1.164       1.137            --
                                                                          2011   1.192       1.164        52,273
                                                                          2010   1.211       1.192        97,625

                        VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.658       0.649            --
                                                                                 2008   1.128       0.658            --
                                                                                 2007   1.156       1.128            --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.631       0.657            --
                                                                                 2008   1.172       0.631            --
                                                                                 2007   1.154       1.172            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.002       1.100            --
                                                                                 2012   0.887       1.002       103,981
                                                                                 2011   0.969       0.887       117,451
                                                                                 2010   0.866       0.969       130,526
                                                                                 2009   0.729       0.866       144,127
                                                                                 2008   1.223       0.729       159,076
                                                                                 2007   1.203       1.223       159,076
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.637       1.683            --
                                                                                 2015   1.630       1.637            --
                                                                                 2014   1.503       1.630            --
                                                                                 2013   1.160       1.503            --
                                                                                 2012   1.071       1.160            --
                                                                                 2011   1.132       1.071            --
                                                                                 2010   1.006       1.132            --
                                                                                 2009   0.690       1.006            --
                                                                                 2008   1.303       0.690            --
                                                                                 2007   1.108       1.303            --
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.060       2.016            --
                                                                                 2015   1.904       2.060            --
                                                                                 2014   1.787       1.904            --
                                                                                 2013   1.335       1.787            --
                                                                                 2012   1.181       1.335            --
                                                                                 2011   1.203       1.181            --
                                                                                 2010   1.103       1.203            --
                                                                                 2009   0.807       1.103            --
                                                                                 2008   1.223       0.807            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   1.432       1.498        70,438
                                                                                 2015   1.435       1.432        76,752
                                                                                 2014   1.332       1.435       143,792
                                                                                 2013   1.022       1.332       165,057
                                                                                 2012   0.929       1.022       169,953
                                                                                 2011   1.056       0.929       367,357
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.898       0.971            --
                                                                                 2010   0.795       0.898         3,234
                                                                                 2009   0.619       0.795         3,238
                                                                                 2008   1.064       0.619         3,243
                                                                                 2007   1.055       1.064         3,247
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.229       1.255            --
                                                                                 2015   1.265       1.229       148,281
                                                                                 2014   1.240       1.265       148,281
                                                                                 2013   1.217       1.240       148,281
                                                                                 2012   1.142       1.217       148,281
                                                                                 2011   1.132       1.142       148,281
                                                                                 2010   1.053       1.132            --
                                                                                 2009   0.894       1.053            --
                                                                                 2008   1.070       0.894            --
                                                                                 2007   1.037       1.070            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.242       1.287            --
                                                                                 2015   1.285       1.242            --
                                                                                 2014   1.254       1.285            --
                                                                                 2013   1.157       1.254            --
                                                                                 2012   1.063       1.157            --
                                                                                 2011   1.077       1.063            --
                                                                                 2010   0.989       1.077            --
                                                                                 2009   0.818       0.989            --
                                                                                 2008   1.069       0.818            --
                                                                                 2007   1.044       1.069            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.237       1.295        35,397

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.283
                                                                                           2014   1.250
                                                                                           2013   1.085
                                                                                           2012   0.981
                                                                                           2011   1.018
                                                                                           2010   0.921
                                                                                           2009   0.745
                                                                                           2008   1.069
                                                                                           2007   1.049
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2016   1.215
                                                                                           2015   1.265
                                                                                           2014   1.231
                                                                                           2013   1.014
                                                                                           2012   0.900
                                                                                           2011   0.957
                                                                                           2010   0.854
                                                                                           2009   0.678
                                                                                           2008   1.069
                                                                                           2007   1.054
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2016   4.968
                                                                                           2015   5.040
                                                                                           2014   4.563
                                                                                           2013   3.547
                                                                                           2012   3.146
                                                                                           2011   3.169
                                                                                           2010   2.834
                                                                                           2009   2.315
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   1.501
                                                                                           2015   1.542
                                                                                           2014   1.456
                                                                                           2013   1.255
                                                                                           2012   1.154
                                                                                           2011   1.156
                                                                                           2010   1.077
                                                                                           2009   0.932
                                                                                           2008   1.228
                                                                                           2007   1.207
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.090
                                                                                           2015   2.143
                                                                                           2014   1.980
                                                                                           2013   1.493
                                                                                           2012   1.311
                                                                                           2011   1.330
                                                                                           2010   1.222
                                                                                           2009   1.036
                                                                                           2008   1.459
                                                                                           2007   1.388
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.778
                                                                                           2015   1.647
                                                                                           2014   1.549
                                                                                           2013   1.143
                                                                                           2012   0.986
                                                                                           2011   1.023
                                                                                           2010   0.897
                                                                                           2009   0.642
                                                                                           2008   1.134
                                                                                           2007   1.063
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.275
                                                                                           2015   1.331
                                                                                           2014   1.295
                                                                                           2013   1.315
                                                                                           2012   1.209
                                                                                           2011   1.199
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.047
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.153
                                                                                           2008   1.126
                                                                                           2007   1.060



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.237        35,428
                                                                                           1.283        35,460
                                                                                           1.250        35,491
                                                                                           1.085        35,525
                                                                                           0.981        35,564
                                                                                           1.018        35,605
                                                                                           0.921        35,648
                                                                                           0.745        35,695
                                                                                           1.069        35,736
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.283        82,708
                                                                                           1.215        93,702
                                                                                           1.265       104,319
                                                                                           1.231       115,130
                                                                                           1.014       117,964
                                                                                           0.900       117,964
                                                                                           0.957       223,044
                                                                                           0.854       186,831
                                                                                           0.678       186,932
                                                                                           1.069       187,017
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 5.405            --
                                                                                           4.968            --
                                                                                           5.040            --
                                                                                           4.563            --
                                                                                           3.547            --
                                                                                           3.146            --
                                                                                           3.169            --
                                                                                           2.834            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.598         4,861
                                                                                           1.501         4,863
                                                                                           1.542         4,865
                                                                                           1.456         4,868
                                                                                           1.255         4,870
                                                                                           1.154         4,873
                                                                                           1.156        11,789
                                                                                           1.077        41,105
                                                                                           0.932        41,115
                                                                                           1.228        41,123
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.335            --
                                                                                           2.090            --
                                                                                           2.143            --
                                                                                           1.980            --
                                                                                           1.493            --
                                                                                           1.311            --
                                                                                           1.330            --
                                                                                           1.222            --
                                                                                           1.036            --
                                                                                           1.459       333,498
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.763            --
                                                                                           1.778            --
                                                                                           1.647            --
                                                                                           1.549            --
                                                                                           1.143            --
                                                                                           0.986            --
                                                                                           1.023            --
                                                                                           0.897            --
                                                                                           0.642            --
                                                                                           1.134            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.348            --
                                                                                           1.275            --
                                                                                           1.331            --
                                                                                           1.295            --
                                                                                           1.315            --
                                                                                           1.209            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.065            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.188            --
                                                                                           1.153       391,926
                                                                                           1.126       450,016

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.585       1.712    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   1.429       1.522    --





                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.407       0.700            --
                                                                            2007   1.232       1.407         2,063
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2016   2.462       2.418        62,839
                                                                            2015   2.358       2.462        68,745
                                                                            2014   2.361       2.358        73,196
                                                                            2013   1.872       2.361        84,995
                                                                            2012   1.565       1.872        89,704
                                                                            2011   1.759       1.565        97,887
                                                                            2010   1.612       1.759       100,776
                                                                            2009   1.160       1.612       101,416
                                                                            2008   1.929       1.160       100,568
                                                                            2007   1.721       1.929       147,003
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2016   2.198       2.349       153,154
                                                                            2015   2.106       2.198       167,911
                                                                            2014   1.988       2.106       185,984
                                                                            2013   1.565       1.988       203,364
                                                                            2012   1.360       1.565       228,201
                                                                            2011   1.456       1.360       317,185
                                                                            2010   1.256       1.456       506,159
                                                                            2009   0.923       1.256       509,346
                                                                            2008   1.687       0.923       686,548
                                                                            2007   1.539       1.687       717,724
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2016   1.906       2.076       168,104
                                                                            2015   1.925       1.906       175,230
                                                                            2014   1.782       1.925       263,779
                                                                            2013   1.367       1.782       271,225
                                                                            2012   1.192       1.367       293,694
                                                                            2011   1.244       1.192       297,222
                                                                            2010   1.143       1.244       492,482
                                                                            2009   0.892       1.143       496,098
                                                                            2008   1.471       0.892       768,103
                                                                            2007   1.434       1.471       736,452
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)....... 2016   2.298       2.421        19,592
                                                                            2015   2.341       2.298        54,051
                                                                            2014   2.145       2.341       111,007
                                                                            2013   1.675       2.145       119,801
                                                                            2012   1.475       1.675       132,991
                                                                            2011   1.552       1.475       149,679
                                                                            2010   1.357       1.552        83,900
                                                                            2009   1.025       1.357        85,293
                                                                            2008   1.829       1.025        87,879
                                                                            2007   1.595       1.829       150,366
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2016   2.687       2.936        34,425
                                                                            2015   2.798       2.687        35,658
                                                                            2014   2.703       2.798        37,846
                                                                            2013   2.037       2.703        41,608
                                                                            2012   1.822       2.037        65,034
                                                                            2011   2.093       1.822        71,981
                                                                            2010   1.668       2.093        91,854
                                                                            2009   1.222       1.668       115,506
                                                                            2008   2.073       1.222       117,103
                                                                            2007   1.841       2.073       118,086

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)........................... 2016   1.386       1.542        79,542
                                                                                   2015   1.527       1.386        79,542
                                                                                   2014   1.495       1.527        79,542
                                                                                   2013   1.344       1.495        79,542
                                                                                   2012   1.222       1.344            --
                                                                                   2011   1.223       1.222            --
                                                                                   2010   1.111       1.223            --
                                                                                   2009   0.840       1.111            --
                                                                                   2008   1.223       0.840        29,659
                                                                                   2007   1.207       1.223        59,769
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2016   2.026       2.060         6,931
                                                                                   2015   2.132       2.026         7,249
                                                                                   2014   2.032       2.132         7,746
                                                                                   2013   1.506       2.032         9,061
                                                                                   2012   1.392       1.506        11,582
                                                                                   2011   1.498       1.392        14,952
                                                                                   2010   1.202       1.498        16,846
                                                                                   2009   0.858       1.202        18,803
                                                                                   2008   1.528       0.858        19,569
                                                                                   2007   1.407       1.528        20,943
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.004       2.726            --
                                                                                   2007   2.389       3.004        43,742
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2016   1.541       1.612       118,918
                                                                                   2015   1.688       1.541       157,981
                                                                                   2014   1.946       1.688       166,390
                                                                                   2013   1.621       1.946       196,250
                                                                                   2012   1.404       1.621       203,736
                                                                                   2011   1.609       1.404       213,934
                                                                                   2010   1.521       1.609       260,929
                                                                                   2009   1.137       1.521       276,663
                                                                                   2008   1.953       1.137       308,725
                                                                                   2007   1.733       1.953       334,734
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2016   2.866       3.137        14,930
                                                                                   2015   2.829       2.866        15,748
                                                                                   2014   2.582       2.829        59,470
                                                                                   2013   2.003       2.582        60,416
                                                                                   2012   1.754       2.003        61,263
                                                                                   2011   1.827       1.754        62,369
                                                                                   2010   1.491       1.827        64,056
                                                                                   2009   1.057       1.491        65,937
                                                                                   2008   1.929       1.057        65,409
                                                                                   2007   1.623       1.929        91,987
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.256       1.334            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.993       1.049            --
                                                                                   2009   0.841       0.993       387,327
                                                                                   2008   1.469       0.841       414,501
                                                                                   2007   1.434       1.469       422,865
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2016   2.458       2.429        82,016
                                                                                   2015   2.562       2.458        83,340
                                                                                   2014   2.180       2.562       100,592
                                                                                   2013   1.511       2.180       106,935
                                                                                   2012   1.304       1.511       108,835
                                                                                   2011   1.303       1.304       106,080
                                                                                   2010   1.068       1.303       108,540
                                                                                   2009   0.813       1.068       114,331
                                                                                   2008   1.397       0.813       114,963
                                                                                   2007   1.410       1.397       116,208
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.679       1.684            --

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2013   1.301       1.679        42,596
                                                                                    2012   1.159       1.301        44,519
                                                                                    2011   1.266       1.159        47,880
                                                                                    2010   1.112       1.266        49,125
                                                                                    2009   0.881       1.112        49,957
                                                                                    2008   1.422       0.881        51,147
                                                                                    2007   1.439       1.422        87,966
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............. 2016   2.007       2.151        36,950
                                                                                    2015   2.023       2.007        36,954
                                                                                    2014   1.867       2.023        47,384
                                                                                    2013   1.471       1.867        47,629
                                                                                    2012   1.300       1.471        49,089
                                                                                    2011   1.298       1.300        49,821
                                                                                    2010   1.180       1.298        51,038
                                                                                    2009   0.990       1.180        51,051
                                                                                    2008   1.434       0.990        57,231
                                                                                    2007   1.355       1.434        58,440
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)............ 2009   0.913       0.896            --
                                                                                    2008   1.326       0.913            --
                                                                                    2007   1.330       1.326            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)............................ 2011   1.132       1.192            --
                                                                                    2010   1.029       1.132       646,105
                                                                                    2009   0.751       1.029       682,230
                                                                                    2008   1.330       0.751       740,081
                                                                                    2007   1.338       1.330       822,638
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................... 2011   1.175       1.273            --
                                                                                    2010   1.076       1.175        94,134
                                                                                    2009   0.902       1.076       140,486
                                                                                    2008   1.294       0.902       141,137
                                                                                    2007   1.246       1.294       141,163
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (5/11)......... 2016   2.212       2.484        74,957
                                                                                    2015   2.368       2.212        74,965
                                                                                    2014   2.135       2.368        74,973
                                                                                    2013   1.736       2.135        74,982
                                                                                    2012   1.557       1.736        74,991
                                                                                    2011   1.593       1.557        75,003
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (10/02)....... 2016   1.556       1.744       290,024
                                                                                    2015   1.668       1.556       293,043
                                                                                    2014   1.506       1.668       338,348
                                                                                    2013   1.227       1.506       343,006
                                                                                    2012   1.102       1.227       325,173
                                                                                    2011   1.048       1.102       368,745
                                                                                    2010   0.957       1.048       393,721
                                                                                    2009   0.800       0.957       400,033
                                                                                    2008   1.259       0.800       659,210
                                                                                    2007   1.224       1.259       904,361
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)......... 2016   2.059       2.158         3,294
                                                                                    2015   1.921       2.059         3,303
                                                                                    2014   1.726       1.921         3,312
                                                                                    2013   1.282       1.726        22,033
                                                                                    2012   1.092       1.282        22,043
                                                                                    2011   1.125       1.092        22,056
                                                                                    2010   1.049       1.125        22,070
                                                                                    2009   0.755       1.049        22,086
                                                                                    2008   1.233       0.755        22,102
                                                                                    2007   1.200       1.233        68,105
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99).......... 2016   1.912       2.109            --
                                                                                    2015   2.016       1.912            --
                                                                                    2014   1.848       2.016            --
                                                                                    2013   1.430       1.848            --
                                                                                    2012   1.258       1.430            --
                                                                                    2011   1.227       1.258         2,878
                                                                                    2010   1.149       1.227         2,294
                                                                                    2009   0.945       1.149         2,298
                                                                                    2008   1.504       0.945         2,301
                                                                                    2007   1.482       1.504         2,304
 LMPVET ClearBridge Variable Mid Cap Subaccount (Class I) (11/99).................. 2016   2.369       2.529         4,127

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.372       2.369        10,135
                                                                                      2014   2.247       2.372        10,589
                                                                                      2013   1.675       2.247        11,141
                                                                                      2012   1.456       1.675        12,375
                                                                                      2011   1.552       1.456        12,534
                                                                                      2010   1.297       1.552        13,035
                                                                                      2009   0.977       1.297        13,550
                                                                                      2008   1.546       0.977        14,388
                                                                                      2007   1.478       1.546        26,564
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2016   2.604       2.690        10,012
                                                                                      2015   2.790       2.604        10,246
                                                                                      2014   2.745       2.790        10,463
                                                                                      2013   1.912       2.745        11,025
                                                                                      2012   1.640       1.912        17,999
                                                                                      2011   1.657       1.640        18,011
                                                                                      2010   1.356       1.657        18,313
                                                                                      2009   0.973       1.356        18,327
                                                                                      2008   1.681       0.973        18,342
                                                                                      2007   1.565       1.681        19,112
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.868       0.843            --
                                                                                      2008   1.423       0.868        37,180
                                                                                      2007   1.389       1.423        38,390
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.295       1.310            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (11/99)............................... 2016   1.806       1.844         8,865
                                                                                      2015   1.828       1.806         8,865
                                                                                      2014   1.879       1.828        13,987
                                                                                      2013   1.762       1.879        13,990
                                                                                      2012   1.532       1.762        14,517
                                                                                      2011   1.532       1.532         8,865
                                                                                      2010   1.345       1.532        59,169
                                                                                      2009   0.862       1.345        61,199
                                                                                      2008   1.261       0.862        63,492
                                                                                      2007   1.287       1.261        63,492
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.930       0.916            --
                                                                                      2010   0.872       0.930       128,950
                                                                                      2009   0.761       0.872       130,915
                                                                                      2008   0.989       0.761       133,245
                                                                                      2007   1.000       0.989       159,682
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.208       1.228            --
                                                                                      2010   1.109       1.208            --
                                                                                      2009   0.952       1.109            --
                                                                                      2008   1.129       0.952            --
                                                                                      2007   1.134       1.129        37,298
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.006       0.999            --
                                                                                      2009   1.029       1.006        15,003
                                                                                      2008   1.027       1.029        35,923
                                                                                      2007   1.003       1.027       153,024
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.447       1.515            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.571       1.672            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.446       1.499            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.619       1.779            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2016   1.066       1.053        36,362

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.105       1.066        67,079
                                                                              2014   0.996       1.105        77,101
                                                                              2013   0.983       0.996        85,545
                                                                              2012   0.798       0.983        90,303
                                                                              2011   0.862       0.798       100,737
                                                                              2010   0.760       0.862        41,421
                                                                              2009   0.576       0.760        44,470
                                                                              2008   1.009       0.576        45,223
                                                                              2007   1.214       1.009        48,468
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   2.293       2.382            --
                                                                              2013   1.819       2.293         2,685
                                                                              2012   1.517       1.819         3,769
                                                                              2011   1.677       1.517         4,997
                                                                              2010   1.566       1.677         6,466
                                                                              2009   1.120       1.566         7,764
                                                                              2008   1.973       1.120            --
                                                                              2007   1.549       1.973            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.496       2.510        18,861
                                                                              2015   2.658       2.496        52,605
                                                                              2014   2.375       2.658        64,348
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.985       2.102        56,471
                                                                              2015   2.125       1.985        59,469
                                                                              2014   2.304       2.125        62,648
                                                                              2013   1.804       2.304        65,859
                                                                              2012   1.428       1.804        69,285
                                                                              2011   1.700       1.428        73,050
                                                                              2010   1.492       1.700        77,037
                                                                              2009   0.983       1.492        80,049
                                                                              2008   1.699       0.983        76,295
                                                                              2007   1.756       1.699        51,570
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.207       1.361        40,508
                                                                              2015   1.358       1.207        41,990
                                                                              2014   1.269       1.358        42,545
                                                                              2013   0.997       1.269        44,754
                                                                              2012   0.891       0.997        91,104
                                                                              2011   0.947       0.891        96,979
                                                                              2010   0.773       0.947        99,729
                                                                              2009   0.626       0.773       102,237
                                                                              2008   1.047       0.626       107,676
                                                                              2007   1.066       1.047       114,188
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.110       2.301         3,385
                                                                              2015   2.192       2.110         3,387
                                                                              2014   2.076       2.192         3,389
                                                                              2013   1.513       2.076         3,876
                                                                              2012   1.308       1.513         3,878
                                                                              2011   1.351       1.308         3,880
                                                                              2010   1.094       1.351         3,883
                                                                              2009   0.835       1.094         3,886
                                                                              2008   1.393       0.835         3,890
                                                                              2007   1.281       1.393         2,447
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.655       2.114        11,346
                                                                              2015   1.828       1.655        16,401
                                                                              2014   1.789       1.828        16,323
                                                                              2013   1.375       1.789        17,911
                                                                              2012   1.218       1.375        18,637
                                                                              2011   1.388       1.218        18,619
                                                                              2010   1.189       1.388        18,309
                                                                              2009   0.944       1.189        18,569
                                                                              2008   1.293       0.944        18,851
                                                                              2007   1.337       1.293        16,248
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2016   1.625       1.769        31,967
                                                                              2015   1.931       1.625        34,316
                                                                              2014   2.116       1.931        34,916
                                                                              2013   2.281       2.116        38,380
                                                                              2012   1.966       2.281        44,670
                                                                              2011   2.476       1.966        45,509
                                                                              2010   2.051       2.476        40,346
                                                                              2009   1.244       2.051        59,534
                                                                              2008   2.730       1.244        31,011

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.800       0.758            --
                                                                               2008   1.429       0.800            --
                                                                               2007   1.308       1.429            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2016   1.259       1.259            --
                                                                               2015   1.259       1.259            --
                                                                               2014   1.259       1.259            --
                                                                               2013   1.188       1.259            --
                                                                               2012   0.996       1.188       186,179
                                                                               2011   1.095       0.996       257,211
                                                                               2010   1.052       1.095       261,861
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.502       1.571            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.964       2.076        30,842
                                                                               2015   1.926       1.964        32,820
                                                                               2014   1.736       1.926        34,739
                                                                               2013   1.325       1.736        36,700
                                                                               2012   1.196       1.325        38,798
                                                                               2011   1.222       1.196        41,089
                                                                               2010   1.112       1.222        43,451
                                                                               2009   0.956       1.112        43,451
                                                                               2008   1.561       0.956        43,451
                                                                               2007   1.558       1.561        29,963
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   2.129       2.265         3,046
                                                                               2015   2.225       2.129         3,064
                                                                               2014   2.169       2.225        32,322
                                                                               2013   1.715       2.169         3,100
                                                                               2012   1.505       1.715         3,121
                                                                               2011   1.769       1.505         3,145
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.164       1.492        58,824
                                                                               2015   1.260       1.164        60,481
                                                                               2014   1.269       1.260        65,177
                                                                               2013   0.982       1.269        69,062
                                                                               2012   0.852       0.982        90,851
                                                                               2011   0.959       0.852       102,297
                                                                               2010   0.819       0.959       106,294
                                                                               2009   0.664       0.819       143,201
                                                                               2008   0.969       0.664       144,928
                                                                               2007   1.023       0.969       147,622
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.623       1.570            --
                                                                               2015   1.692       1.623            --
                                                                               2014   1.863       1.692            --
                                                                               2013   1.600       1.863            --
                                                                               2012   1.404       1.600            --
                                                                               2011   1.611       1.404            --
                                                                               2010   1.481       1.611            --
                                                                               2009   1.153       1.481            --
                                                                               2008   2.049       1.153            --
                                                                               2007   1.962       2.049            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.022       1.104            --
                                                                               2012   0.994       1.022            --
                                                                               2011   1.075       0.994            --
                                                                               2010   0.896       1.075            --
                                                                               2009   0.671       0.896            --
                                                                               2008   1.114       0.671            --
                                                                               2007   1.265       1.114            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.291       1.264        46,780
                                                                               2015   1.273       1.291        47,441
                                                                               2014   1.276       1.273        47,471
                                                                               2013   1.028       1.276        59,142
                                                                               2012   0.869       1.028         9,587
                                                                               2011   0.972       0.869         9,915
                                                                               2010   0.859       0.972        11,067
                                                                               2009   0.629       0.859        12,458
                                                                               2008   1.085       0.629        14,462
                                                                               2007   1.045       1.085        24,354
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.282       1.316        37,930

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.352       1.282        42,890
                                                                          2014   1.343       1.352        47,453
                                                                          2013   1.511       1.343       127,476
                                                                          2012   1.416       1.511       157,749
                                                                          2011   1.301       1.416       118,175
                                                                          2010   1.233       1.301       124,286
                                                                          2009   1.067       1.233       124,842
                                                                          2008   1.171       1.067       125,626
                                                                          2007   1.112       1.171       138,938
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.426       1.429        55,164
                                                                          2015   1.461       1.426        94,502
                                                                          2014   1.436       1.461        96,355
                                                                          2013   1.500       1.436        98,841
                                                                          2012   1.406       1.500       126,443
                                                                          2011   1.396       1.406       314,724
                                                                          2010   1.322       1.396       292,377
                                                                          2009   1.192       1.322       245,468
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.828       1.834            --
                                                                          2015   1.871       1.828            --
                                                                          2014   1.724       1.871            --
                                                                          2013   1.327       1.724            --
                                                                          2012   1.229       1.327            --
                                                                          2011   1.319       1.229            --
                                                                          2010   1.163       1.319            --
                                                                          2009   0.961       1.163            --
                                                                          2008   1.466       0.961            --
                                                                          2007   1.430       1.466            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.161       1.279            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.702       1.740            --
                                                                          2015   1.766       1.702        51,258
                                                                          2014   1.730       1.766        63,178
                                                                          2013   1.745       1.730        72,399
                                                                          2012   1.601       1.745        76,681
                                                                          2011   1.583       1.601        88,150
                                                                          2010   1.445       1.583        20,878
                                                                          2009   1.112       1.445        46,230
                                                                          2008   1.276       1.112        56,133
                                                                          2007   1.226       1.276        58,379
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.305       1.477       159,005
                                                                          2015   1.386       1.305       160,798
                                                                          2014   1.254       1.386       250,135
                                                                          2013   0.960       1.254       254,678
                                                                          2012   0.833       0.960       293,938
                                                                          2011   0.889       0.833       392,499
                                                                          2010   0.778       0.889       402,852
                                                                          2009   0.673       0.778       362,161
                                                                          2008   1.083       0.673       510,514
                                                                          2007   1.070       1.083       482,477
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.724       1.953        38,823
                                                                          2015   1.829       1.724        39,515
                                                                          2014   1.686       1.829        41,101
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2016   1.235       1.241        90,057
                                                                          2015   1.259       1.235       117,843
                                                                          2014   1.206       1.259       130,833
                                                                          2013   1.247       1.206       140,157
                                                                          2012   1.190       1.247       146,845
                                                                          2011   1.145       1.190       159,688
                                                                          2010   1.084       1.145       387,491
                                                                          2009   1.016       1.084       402,233
                                                                          2008   1.079       1.016       403,466
                                                                          2007   1.042       1.079       309,893
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   2.403       2.348        11,951

                        VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.316       2.403        13,556
                                                                                 2014   2.179       2.316        15,112
                                                                                 2013   1.663       2.179        16,702
                                                                                 2012   1.489       1.663        20,022
                                                                                 2011   1.675       1.489        22,375
                                                                                 2010   1.432       1.675        24,806
                                                                                 2009   1.143       1.432        25,375
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   0.871       0.830       105,750
                                                                                 2015   0.893       0.871        39,600
                                                                                 2014   0.914       0.893        69,762
                                                                                 2013   0.936       0.914       165,019
                                                                                 2012   0.959       0.936       124,086
                                                                                 2011   0.983       0.959       128,346
                                                                                 2010   0.998       0.983        15,376
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *................. 2009   0.725       0.715            --
                                                                                 2008   1.242       0.725        19,100
                                                                                 2007   1.274       1.242        19,100
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.701       0.730            --
                                                                                 2008   1.302       0.701        39,723
                                                                                 2007   1.283       1.302         6,716
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.098       1.206            --
                                                                                 2012   0.973       1.098         1,257
                                                                                 2011   1.063       0.973         1,600
                                                                                 2010   0.951       1.063         1,955
                                                                                 2009   0.801       0.951         2,342
                                                                                 2008   1.345       0.801         2,805
                                                                                 2007   1.323       1.345         3,164
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.909       1.963         1,057
                                                                                 2015   1.903       1.909         1,058
                                                                                 2014   1.755       1.903         1,059
                                                                                 2013   1.355       1.755         1,060
                                                                                 2012   1.252       1.355         1,061
                                                                                 2011   1.324       1.252         1,063
                                                                                 2010   1.178       1.324         1,064
                                                                                 2009   0.808       1.178         1,066
                                                                                 2008   1.526       0.808         1,067
                                                                                 2007   1.298       1.526         1,069
 MSF Jennison Growth Subaccount (Class A) (4/08)................................ 2016   2.252       2.203         1,795
                                                                                 2015   2.082       2.252         1,796
                                                                                 2014   1.956       2.082         1,797
                                                                                 2013   1.462       1.956         2,053
                                                                                 2012   1.294       1.462         2,054
                                                                                 2011   1.318       1.294         2,055
                                                                                 2010   1.210       1.318         2,057
                                                                                 2009   0.885       1.210         2,058
                                                                                 2008   1.342       0.885         2,060
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class B) (5/11)....... 2016   2.244       2.346        87,135
                                                                                 2015   2.251       2.244        87,798
                                                                                 2014   2.089       2.251       100,500
                                                                                 2013   1.605       2.089       122,282
                                                                                 2012   1.460       1.605       127,748
                                                                                 2011   1.659       1.460       222,690
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.896       0.969            --
                                                                                 2010   0.793       0.896        88,385
                                                                                 2009   0.618       0.793        88,491
                                                                                 2008   1.063       0.618        88,601
                                                                                 2007   1.055       1.063        88,689
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.223       1.248            --
                                                                                 2015   1.260       1.223            --
                                                                                 2014   1.235       1.260            --
                                                                                 2013   1.213       1.235            --
                                                                                 2012   1.138       1.213        67,352
                                                                                 2011   1.129       1.138        70,993
                                                                                 2010   1.051       1.129            --
                                                                                 2009   0.893       1.051            --
                                                                                 2008   1.069       0.893            --
                                                                                 2007   1.037       1.069            --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2016   1.236       1.280            --
                                                                        2015   1.280       1.236            --
                                                                        2014   1.249       1.280            --
                                                                        2013   1.153       1.249            --
                                                                        2012   1.060       1.153            --
                                                                        2011   1.074       1.060            --
                                                                        2010   0.987       1.074            --
                                                                        2009   0.817       0.987            --
                                                                        2008   1.068       0.817        78,667
                                                                        2007   1.044       1.068            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2016   1.231       1.288       192,944
                                                                        2015   1.278       1.231       210,776
                                                                        2014   1.246       1.278       288,749
                                                                        2013   1.081       1.246       662,725
                                                                        2012   0.978       1.081       682,819
                                                                        2011   1.016       0.978       745,528
                                                                        2010   0.919       1.016       297,979
                                                                        2009   0.744       0.919       369,546
                                                                        2008   1.068       0.744       321,544
                                                                        2007   1.049       1.068        18,003
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.209       1.277         3,139
                                                                        2015   1.260       1.209            --
                                                                        2014   1.226       1.260            --
                                                                        2013   1.010       1.226            --
                                                                        2012   0.897       1.010        10,115
                                                                        2011   0.955       0.897        10,126
                                                                        2010   0.853       0.955        98,218
                                                                        2009   0.677       0.853        23,416
                                                                        2008   1.068       0.677        23,445
                                                                        2007   1.054       1.068        26,657
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2016   1.864       2.027        27,331
                                                                        2015   1.892       1.864        55,132
                                                                        2014   1.714       1.892        27,331
                                                                        2013   1.333       1.714        27,331
                                                                        2012   1.183       1.333        32,054
                                                                        2011   1.192       1.183        33,179
                                                                        2010   1.067       1.192        34,351
                                                                        2009   0.872       1.067        35,645
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   1.597       1.699        33,300
                                                                        2015   1.642       1.597        33,761
                                                                        2014   1.551       1.642        33,761
                                                                        2013   1.338       1.551        34,471
                                                                        2012   1.231       1.338        38,760
                                                                        2011   1.233       1.231        39,785
                                                                        2010   1.150       1.233        41,448
                                                                        2009   0.995       1.150        43,373
                                                                        2008   1.312       0.995        52,177
                                                                        2007   1.290       1.312        53,988
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.072       2.314            --
                                                                        2015   2.125       2.072            --
                                                                        2014   1.965       2.125            --
                                                                        2013   1.482       1.965            --
                                                                        2012   1.302       1.482            --
                                                                        2011   1.322       1.302            --
                                                                        2010   1.215       1.322            --
                                                                        2009   1.030       1.215            --
                                                                        2008   1.442       1.030            --
                                                                        2007   1.373       1.442        88,716
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2016   2.168       2.506            --
                                                                        2015   2.212       2.168            --
                                                                        2014   2.273       2.212            --
                                                                        2013   1.832       2.273            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.769       1.753            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.640
                                                                                           2014   1.543
                                                                                           2013   1.139
                                                                                           2012   0.983
                                                                                           2011   1.021
                                                                                           2010   0.896
                                                                                           2009   0.641
                                                                                           2008   1.133
                                                                                           2007   1.063
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.356
                                                                                           2015   1.417
                                                                                           2014   1.379
                                                                                           2013   1.400
                                                                                           2012   1.289
                                                                                           2011   1.278
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.088
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.154
                                                                                           2008   1.128
                                                                                           2007   1.062
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.827
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.821



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.769            --
                                                                                           1.640            --
                                                                                           1.543            --
                                                                                           1.139            --
                                                                                           0.983            --
                                                                                           1.021            --
                                                                                           0.896            --
                                                                                           0.641            --
                                                                                           1.133            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.434            --
                                                                                           1.356            --
                                                                                           1.417            --
                                                                                           1.379            --
                                                                                           1.400            --
                                                                                           1.289            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.107            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.189            --
                                                                                           1.154       306,107
                                                                                           1.128       268,440
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.973            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.939            --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect XTRA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................................... 2007   1.080       1.156            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........................... 2016   2.247       2.225         4,180
                                                                                      2015   2.135       2.247         5,558
                                                                                      2014   2.120       2.135            --
                                                                                      2013   1.668       2.120            --
                                                                                      2012   1.383       1.668           344
                                                                                      2011   1.542       1.383           349
                                                                                      2010   1.402       1.542         3,978
                                                                                      2009   1.001       1.402       101,125
                                                                                      2008   1.651       1.001       121,884
                                                                                      2007   1.461       1.651       155,396
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2016   2.073       2.234       108,938
                                                                                      2015   1.972       2.073       107,327
                                                                                      2014   1.846       1.972       108,248
                                                                                      2013   1.442       1.846       110,165
                                                                                      2012   1.243       1.442       112,013
                                                                                      2011   1.320       1.243       113,293
                                                                                      2010   1.130       1.320       266,154
                                                                                      2009   0.823       1.130       474,750
                                                                                      2008   1.493       0.823       519,168
                                                                                      2007   1.351       1.493       655,341
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   2.127       2.335         6,102
                                                                                      2015   2.131       2.127         6,104
                                                                                      2014   1.957       2.131         6,107
                                                                                      2013   1.489       1.957         6,110
                                                                                      2012   1.288       1.489        26,237
                                                                                      2011   1.334       1.288        55,157
                                                                                      2010   1.216       1.334       143,904
                                                                                      2009   0.942       1.216       225,504
                                                                                      2008   1.539       0.942       320,159
                                                                                      2007   1.489       1.539       413,323
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   1.645       1.723            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.094       1.047            --
                                                                                      2007   1.038       1.094        22,570
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.003       0.947            --
                                                                                      2007   1.146       1.003        14,180
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   1.946       2.063            --
                                                                                      2015   1.969       1.946            --
                                                                                      2014   1.792       1.969            --
                                                                                      2013   1.390       1.792            --
                                                                                      2012   1.216       1.390            --
                                                                                      2011   1.271       1.216        59,063
                                                                                      2010   1.105       1.271       101,899
                                                                                      2009   0.829       1.105        88,104
                                                                                      2008   1.470       0.829        46,306
                                                                                      2007   1.273       1.470       161,778
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   1.993       2.013            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.004       1.993            --
                                                                                  2014   1.840       2.004            --
                                                                                  2013   1.353       1.840            --
                                                                                  2012   1.124       1.353            --
                                                                                  2011   1.175       1.124            --
                                                                                  2010   1.012       1.175            --
                                                                                  2009   0.757       1.012            --
                                                                                  2008   1.312       0.757            --
                                                                                  2007   1.249       1.312            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2016   3.058       3.369         7,320
                                                                                  2015   3.159       3.058         6,057
                                                                                  2014   3.027       3.159         4,952
                                                                                  2013   2.264       3.027         5,634
                                                                                  2012   2.008       2.264         6,019
                                                                                  2011   2.289       2.008        36,830
                                                                                  2010   1.809       2.289        35,891
                                                                                  2009   1.315       1.809        25,963
                                                                                  2008   2.213       1.315         7,629
                                                                                  2007   1.950       2.213        48,181
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.556       3.235            --
                                                                                  2007   2.806       3.556         4,300
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2016   1.331       1.404        51,541
                                                                                  2015   1.446       1.331        51,543
                                                                                  2014   1.654       1.446        51,545
                                                                                  2013   1.366       1.654        51,547
                                                                                  2012   1.174       1.366        51,549
                                                                                  2011   1.335       1.174        75,850
                                                                                  2010   1.252       1.335       232,263
                                                                                  2009   0.928       1.252       424,953
                                                                                  2008   1.582       0.928       448,995
                                                                                  2007   1.392       1.582       571,459
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.077       1.092            --
                                                                                  2009   0.871       1.077        22,966
                                                                                  2008   1.247       0.871        34,227
                                                                                  2007   1.041       1.247        13,455
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   0.722       0.680            --
                                                                                  2007   0.671       0.722        30,982
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.500       0.535            --
                                                                                  2010   0.408       0.500        59,468
                                                                                  2009   0.264       0.408        53,166
                                                                                  2008   0.480       0.264        33,528
                                                                                  2007   0.400       0.480        33,528
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.729       2.718        46,119
                                                                                  2015   2.822       2.729       105,260
                                                                                  2014   2.382       2.822       105,532
                                                                                  2013   1.638       2.382       106,266
                                                                                  2012   1.402       1.638       107,478
                                                                                  2011   1.390       1.402       116,492
                                                                                  2010   1.130       1.390       158,930
                                                                                  2009   0.853       1.130       281,793
                                                                                  2008   1.455       0.853       345,119
                                                                                  2007   1.509       1.455       373,650
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.913       1.923            --
                                                                                  2013   1.471       1.913       105,550
                                                                                  2012   1.300       1.471       115,190
                                                                                  2011   1.408       1.300       138,148
                                                                                  2010   1.227       1.408       175,746
                                                                                  2009   0.964       1.227       206,129
                                                                                  2008   1.544       0.964       336,437
                                                                                  2007   1.612       1.544       469,731
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.905       2.058            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.906       1.905            --
                                                                                  2014   1.745       1.906            --
                                                                                  2013   1.364       1.745            --
                                                                                  2012   1.195       1.364            --
                                                                                  2011   1.184       1.195        47,047
                                                                                  2010   1.068       1.184        49,972
                                                                                  2009   0.889       1.068        87,058
                                                                                  2008   1.277       0.889        64,335
                                                                                  2007   1.234       1.277        52,880
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.798       1.900         9,509
                                                                                  2015   1.664       1.798        84,553
                                                                                  2014   1.483       1.664       100,417
                                                                                  2013   1.093       1.483       104,888
                                                                                  2012   0.923       1.093        87,794
                                                                                  2011   0.944       0.923       119,669
                                                                                  2010   0.874       0.944       118,050
                                                                                  2009   0.624       0.874       142,943
                                                                                  2008   1.010       0.624       129,137
                                                                                  2007   1.009       1.010       132,422
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   1.970       2.191        18,886
                                                                                  2015   2.061       1.970        79,329
                                                                                  2014   1.875       2.061        79,333
                                                                                  2013   1.439       1.875        79,336
                                                                                  2012   1.255       1.439        79,340
                                                                                  2011   1.215       1.255        79,396
                                                                                  2010   1.128       1.215        80,260
                                                                                  2009   0.921       1.128       101,945
                                                                                  2008   1.453       0.921       125,051
                                                                                  2007   1.421       1.453       192,644
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.789       2.904            --
                                                                                  2015   2.963       2.789            --
                                                                                  2014   2.893       2.963            --
                                                                                  2013   1.999       2.893            --
                                                                                  2012   1.701       1.999            --
                                                                                  2011   1.705       1.701         4,004
                                                                                  2010   1.384       1.705         4,004
                                                                                  2009   0.985       1.384         4,004
                                                                                  2008   1.688       0.985         4,004
                                                                                  2007   1.559       1.688        14,594
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.631       0.614            --
                                                                                  2008   1.026       0.631        45,995
                                                                                  2007   0.994       1.026        49,310
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.986       0.974            --
                                                                                  2010   0.917       0.986        49,261
                                                                                  2009   0.794       0.917        53,593
                                                                                  2008   1.024       0.794        53,616
                                                                                  2007   1.026       1.024        55,141
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.546       1.622            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.194       1.244            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.324       1.371            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.232       1.287            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.616       1.679            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.807       1.991            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.512       1.457            --
                                                                                  2007   1.448       1.512        57,490
 MIST BlackRock High Yield Subaccount (Class A) (4/06)........................... 2016   2.080       2.342        19,936

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.194       2.080        21,683
                                                                          2014   2.153       2.194        23,425
                                                                          2013   1.991       2.153        25,172
                                                                          2012   1.730       1.991        27,054
                                                                          2011   1.714       1.730        29,107
                                                                          2010   1.498       1.714        30,862
                                                                          2009   1.033       1.498        34,061
                                                                          2008   1.383       1.033        36,518
                                                                          2007   1.368       1.383        47,377
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.152       1.147         8,475
                                                                          2015   1.185       1.152         9,469
                                                                          2014   1.059       1.185        10,270
                                                                          2013   1.037       1.059        10,951
                                                                          2012   0.835       1.037        15,907
                                                                          2011   0.895       0.835         9,165
                                                                          2010   0.782       0.895        10,106
                                                                          2009   0.588       0.782        65,940
                                                                          2008   1.023       0.588        65,954
                                                                          2007   1.220       1.023        68,018
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.064       1.108            --
                                                                          2013   0.837       1.064            --
                                                                          2012   0.693       0.837            --
                                                                          2011   0.760       0.693         4,041
                                                                          2010   0.704       0.760         4,047
                                                                          2009   0.499       0.704        68,875
                                                                          2008   0.872       0.499        74,861
                                                                          2007   0.680       0.872       165,196
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   1.177       1.193            --
                                                                          2015   1.243       1.177         6,675
                                                                          2014   1.105       1.243            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   1.403       1.497            --
                                                                          2015   1.490       1.403            --
                                                                          2014   1.603       1.490            --
                                                                          2013   1.245       1.603            --
                                                                          2012   0.977       1.245            --
                                                                          2011   1.154       0.977            --
                                                                          2010   1.005       1.154            --
                                                                          2009   0.657       1.005            --
                                                                          2008   1.126       0.657            --
                                                                          2007   1.154       1.126         1,296
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.623       1.873            --
                                                                          2015   1.753       1.623            --
                                                                          2014   1.630       1.753            --
                                                                          2013   1.223       1.630        12,109
                                                                          2012   1.049       1.223            --
                                                                          2011   1.082       1.049            46
                                                                          2010   0.957       1.082         1,677
                                                                          2009   0.767       0.957         2,701
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.297       2.526            --
                                                                          2015   2.368       2.297            --
                                                                          2014   2.224       2.368            --
                                                                          2013   1.608       2.224            --
                                                                          2012   1.379       1.608            --
                                                                          2011   1.413       1.379            --
                                                                          2010   1.135       1.413            --
                                                                          2009   0.860       1.135            --
                                                                          2008   1.423       0.860            --
                                                                          2007   1.298       1.423            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2016   1.802       2.321            --
                                                                          2015   1.975       1.802            --
                                                                          2014   1.917       1.975         5,104
                                                                          2013   1.462       1.917         5,476
                                                                          2012   1.285       1.462            --
                                                                          2011   1.452       1.285            --
                                                                          2010   1.235       1.452            --
                                                                          2009   0.972       1.235            --
                                                                          2008   1.321       0.972        25,715
                                                                          2007   1.355       1.321         5,535

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2007   1.200       1.256           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.043       2.104           --
                                                                              2015   2.115       2.043        5,426
                                                                              2014   2.045       2.115        5,433
                                                                              2013   1.921       2.045        7,434
                                                                              2012   1.724       1.921        7,784
                                                                              2011   1.672       1.724        8,166
                                                                              2010   1.501       1.672       10,783
                                                                              2009   1.112       1.501       11,214
                                                                              2008   1.385       1.112       11,723
                                                                              2007   1.317       1.385       76,626
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.330       1.464           --
                                                                              2015   1.566       1.330           --
                                                                              2014   1.697       1.566           --
                                                                              2013   1.811       1.697           --
                                                                              2012   1.545       1.811           --
                                                                              2011   1.925       1.545           --
                                                                              2010   1.577       1.925           --
                                                                              2009   0.947       1.577           --
                                                                              2008   2.158       0.947           --
                                                                              2007   1.712       2.158       21,552
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.484       2.467           --
                                                                              2008   3.240       1.484          688
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.603       0.573           --
                                                                              2008   1.069       0.603           --
                                                                              2007   0.971       1.069           --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.002       1.051           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.408       1.501       14,909
                                                                              2015   1.370       1.408       14,795
                                                                              2014   1.225       1.370       15,200
                                                                              2013   0.928       1.225       15,869
                                                                              2012   0.831       0.928       16,052
                                                                              2011   0.842       0.831       18,627
                                                                              2010   0.760       0.842       19,067
                                                                              2009   0.648       0.760       19,124
                                                                              2008   1.050       0.648       18,248
                                                                              2007   1.042       1.050       35,490
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.255       1.346           --
                                                                              2015   1.302       1.255           --
                                                                              2014   1.259       1.302           --
                                                                              2013   0.988       1.259           --
                                                                              2012   0.860       0.988           --
                                                                              2011   1.005       0.860           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.086       1.177           --
                                                                              2012   1.048       1.086           --
                                                                              2011   1.125       1.048           --
                                                                              2010   0.930       1.125           --
                                                                              2009   0.691       0.930           --
                                                                              2008   1.138       0.691           --
                                                                              2007   1.284       1.138        1,213
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2016   1.395       1.376       18,912
                                                                              2015   1.364       1.395       20,018
                                                                              2014   1.357       1.364       24,105
                                                                              2013   1.085       1.357       22,364
                                                                              2012   0.910       1.085       23,934
                                                                              2011   1.009       0.910       28,233
                                                                              2010   0.885       1.009       29,664
                                                                              2009   0.643       0.885       45,378
                                                                              2008   1.099       0.643       35,859
                                                                              2007   1.051       1.099       29,177
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2016   1.790       1.808       72,884

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.819       1.790        66,366
                                                                         2014   1.774       1.819       103,504
                                                                         2013   1.838       1.774       109,440
                                                                         2012   1.709       1.838       115,632
                                                                         2011   1.683       1.709       122,485
                                                                         2010   1.581       1.683       127,657
                                                                         2009   1.419       1.581       202,920
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.173       2.185            --
                                                                         2015   2.206       2.173            --
                                                                         2014   2.017       2.206            --
                                                                         2013   1.540       2.017            --
                                                                         2012   1.415       1.540            --
                                                                         2011   1.506       1.415            --
                                                                         2010   1.317       1.506            --
                                                                         2009   1.080       1.317            --
                                                                         2008   1.634       1.080            --
                                                                         2007   1.582       1.634            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.177       1.299            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.170       2.224            --
                                                                         2015   2.234       2.170        18,609
                                                                         2014   2.171       2.234        19,116
                                                                         2013   2.172       2.171        23,004
                                                                         2012   1.977       2.172        24,397
                                                                         2011   1.939       1.977        18,443
                                                                         2010   1.756       1.939        19,657
                                                                         2009   1.341       1.756        30,096
                                                                         2008   1.526       1.341        22,770
                                                                         2007   1.455       1.526        30,308
 MIST RCM Technology Subaccount (Class B) (5/11)........................ 2013   0.475       0.497            --
                                                                         2012   0.431       0.475            --
                                                                         2011   0.533       0.431            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2016   1.417       1.617         9,491
                                                                         2015   1.494       1.417        10,808
                                                                         2014   1.340       1.494        27,632
                                                                         2013   1.018       1.340        13,490
                                                                         2012   0.877       1.018        14,978
                                                                         2011   0.928       0.877        16,524
                                                                         2010   0.806       0.928        16,537
                                                                         2009   0.692       0.806        19,119
                                                                         2008   1.103       0.692        19,134
                                                                         2007   1.078       1.103        22,649
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   1.995       2.279        58,850
                                                                         2015   2.101       1.995        97,841
                                                                         2014   1.925       2.101       103,736
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2016   1.639       1.664            --
                                                                         2015   1.656       1.639           406
                                                                         2014   1.571       1.656           416
                                                                         2013   1.609       1.571         2,799
                                                                         2012   1.520       1.609         3,217
                                                                         2011   1.450       1.520         3,703
                                                                         2010   1.360       1.450        12,433
                                                                         2009   1.262       1.360         5,959
                                                                         2008   1.328       1.262         7,324
                                                                         2007   1.270       1.328        88,697
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.306       1.287        27,279
                                                                         2015   1.249       1.306        27,289
                                                                         2014   1.165       1.249        27,510
                                                                         2013   0.882       1.165        31,220
                                                                         2012   0.784       0.882        56,653
                                                                         2011   0.875       0.784        34,800
                                                                         2010   0.742       0.875        35,366
                                                                         2009   0.589       0.742       122,075
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   1.116       1.102        11,473

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.134       1.116        11,973
                                                                                 2014   1.152       1.134        11,448
                                                                                 2013   1.171       1.152        10,436
                                                                                 2012   1.190       1.171            --
                                                                                 2011   1.209       1.190        52,886
                                                                                 2010   1.228       1.209        51,451
                                                                                 2009   1.243       1.228        60,167
                                                                                 2008   1.228       1.243       319,495
                                                                                 2007   1.188       1.228        90,839
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.469       0.489            --
                                                                                 2008   0.863       0.469       178,720
                                                                                 2007   0.844       0.863       187,810
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.188       1.308            --
                                                                                 2012   1.044       1.188        66,065
                                                                                 2011   1.132       1.044        68,342
                                                                                 2010   1.005       1.132        68,647
                                                                                 2009   0.839       1.005        69,742
                                                                                 2008   1.397       0.839        69,159
                                                                                 2007   1.364       1.397       126,317
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.930       0.964        80,001
                                                                                 2015   0.919       0.930        78,340
                                                                                 2014   0.841       0.919        79,462
                                                                                 2013   0.644       0.841        80,658
                                                                                 2012   0.591       0.644        80,190
                                                                                 2011   0.620       0.591        90,497
                                                                                 2010   0.547       0.620       117,341
                                                                                 2009   0.372       0.547       161,174
                                                                                 2008   0.697       0.372       130,868
                                                                                 2007   0.588       0.697       133,836
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.711       1.801            --
                                                                                 2015   1.695       1.711            --
                                                                                 2014   1.557       1.695            --
                                                                                 2013   1.312       1.557            --
                                                                                 2012   1.187       1.312            --
                                                                                 2011   1.162       1.187            --
                                                                                 2010   1.077       1.162            --
                                                                                 2009   0.928       1.077            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.396       1.474        32,939
                                                                                 2015   1.385       1.396            --
                                                                                 2014   1.272       1.385            --
                                                                                 2013   0.967       1.272            --
                                                                                 2012   0.870       0.967            --
                                                                                 2011   0.922       0.870        75,204
                                                                                 2010   0.836       0.922       121,752
                                                                                 2009   0.644       0.836        40,701
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2007   1.060       1.077            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.321       1.359            --
                                                                                 2015   1.351       1.321            --
                                                                                 2014   1.314       1.351            --
                                                                                 2013   1.280       1.314            --
                                                                                 2012   1.191       1.280            --
                                                                                 2011   1.172       1.191            --
                                                                                 2010   1.083       1.172            --
                                                                                 2009   0.913       1.083            --
                                                                                 2008   1.083       0.913            --
                                                                                 2007   1.043       1.083            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.335       1.394            --
                                                                                 2015   1.372       1.335            --
                                                                                 2014   1.328       1.372            --
                                                                                 2013   1.217       1.328            --
                                                                                 2012   1.109       1.217            --
                                                                                 2011   1.115       1.109            --
                                                                                 2010   1.016       1.115            --
                                                                                 2009   0.835       1.016            --
                                                                                 2008   1.082       0.835            --
                                                                                 2007   1.049       1.082       235,067
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.331       1.403            --

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.369       1.331            --
                                                                                 2014   1.325       1.369            --
                                                                                 2013   1.141       1.325            --
                                                                                 2012   1.024       1.141            --
                                                                                 2011   1.055       1.024            --
                                                                                 2010   0.947       1.055            --
                                                                                 2009   0.760       0.947            --
                                                                                 2008   1.083       0.760            --
                                                                                 2007   1.054       1.083        67,813
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.307       1.390            --
                                                                                 2015   1.351       1.307            --
                                                                                 2014   1.304       1.351            --
                                                                                 2013   1.066       1.304            --
                                                                                 2012   0.939       1.066            --
                                                                                 2011   0.991       0.939            --
                                                                                 2010   0.878       0.991            --
                                                                                 2009   0.691       0.878            --
                                                                                 2008   1.083       0.691            --
                                                                                 2007   1.059       1.083            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   1.433       1.571        10,182
                                                                                 2015   1.443       1.433        10,189
                                                                                 2014   1.297       1.443        10,313
                                                                                 2013   1.000       1.297        10,828
                                                                                 2012   0.881       1.000        10,838
                                                                                 2011   0.881       0.881        10,850
                                                                                 2010   0.781       0.881        10,864
                                                                                 2009   0.635       0.781        11,538
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2016   1.981       2.125        63,462
                                                                                 2015   2.021       1.981       111,258
                                                                                 2014   1.894       2.021       137,456
                                                                                 2013   1.620       1.894       142,280
                                                                                 2012   1.479       1.620       152,785
                                                                                 2011   1.470       1.479       171,802
                                                                                 2010   1.360       1.470       172,757
                                                                                 2009   1.167       1.360       240,392
                                                                                 2008   1.527       1.167       301,777
                                                                                 2007   1.489       1.527       346,080
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2016   2.382       2.682            --
                                                                                 2015   2.424       2.382            --
                                                                                 2014   2.223       2.424            --
                                                                                 2013   1.664       2.223            --
                                                                                 2012   1.450       1.664            --
                                                                                 2011   1.461       1.450            --
                                                                                 2010   1.332       1.461            --
                                                                                 2009   1.120       1.332            --
                                                                                 2008   1.485       1.120            --
                                                                                 2007   1.402       1.485        10,677
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2016   1.939       2.265            --
                                                                                 2015   1.959       1.939            --
                                                                                 2014   1.990       1.959            --
                                                                                 2013   1.594       1.990            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2016   1.911       1.910        42,691
                                                                                 2015   1.758       1.911        55,240
                                                                                 2014   1.641       1.758        42,691
                                                                                 2013   1.202       1.641        42,691
                                                                                 2012   1.029       1.202        42,691
                                                                                 2011   1.060       1.029        45,010
                                                                                 2010   0.922       1.060       228,223
                                                                                 2009   0.655       0.922       263,571
                                                                                 2008   1.148       0.655       268,196
                                                                                 2007   1.069       1.148       362,118
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.157       1.201            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2016   1.214       1.212        10,349

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.225       1.214        11,005
                                                                         2014   1.209       1.225        10,657
                                                                         2013   1.235       1.209            --
                                                                         2012   1.213       1.235            --
                                                                         2011   1.166       1.213        16,861
                                                                         2010   1.118       1.166         9,436
                                                                         2009   1.087       1.118            --
                                                                         2008   1.107       1.087        14,966
                                                                         2007   1.077       1.107       193,092
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.117       1.139            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.369       1.415            --
                                                                         2008   1.328       1.369       160,922
                                                                         2007   1.241       1.328       256,667
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.961       0.891            --
                                                                         2007   0.885       0.961        11,352
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.393       1.508            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.945       2.077            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2014   1.581       1.701            --
                                                                         2013   1.353       1.581            --
                                                                         2012   1.242       1.353            --
                                                                         2011   1.262       1.242            --
                                                                         2010   1.144       1.262            --
                                                                         2009   0.946       1.144            --
                                                                         2008   1.285       0.946            --
                                                                         2007   1.178       1.285            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)..................... 2009   0.765       0.742            --
                                                                         2008   1.210       0.765         3,893
                                                                         2007   1.259       1.210         4,960
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................. 2009   0.549       0.563            --
                                                                         2008   0.980       0.549            --
                                                                         2007   0.886       0.980            --





                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................ 2007   1.080       1.156             --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........ 2016   2.240       2.219      2,917,856
                                                                   2015   2.129       2.240      3,497,364
                                                                   2014   2.114       2.129      3,841,870
                                                                   2013   1.663       2.114      4,332,567
                                                                   2012   1.379       1.663      5,280,344
                                                                   2011   1.538       1.379      6,514,739
                                                                   2010   1.398       1.538      9,476,151
                                                                   2009   0.999       1.398     12,011,686
                                                                   2008   1.647       0.999     15,443,389
                                                                   2007   1.457       1.647     20,719,476
 American Funds Growth Subaccount (Class 2) (11/99)............... 2016   2.068       2.228      6,080,099

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   1.966       2.068      7,493,671
                                                                                      2014   1.841       1.966      8,253,963
                                                                                      2013   1.438       1.841      9,673,781
                                                                                      2012   1.240       1.438     11,677,384
                                                                                      2011   1.316       1.240     14,075,830
                                                                                      2010   1.127       1.316     19,265,722
                                                                                      2009   0.821       1.127     25,266,325
                                                                                      2008   1.489       0.821     28,245,812
                                                                                      2007   1.347       1.489     33,531,749
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   2.121       2.328      4,232,309
                                                                                      2015   2.125       2.121      5,619,810
                                                                                      2014   1.952       2.125      6,297,990
                                                                                      2013   1.485       1.952      7,298,591
                                                                                      2012   1.285       1.485      8,769,660
                                                                                      2011   1.330       1.285     10,739,373
                                                                                      2010   1.213       1.330     15,307,491
                                                                                      2009   0.939       1.213     18,741,597
                                                                                      2008   1.535       0.939     22,823,743
                                                                                      2007   1.485       1.535     29,775,419
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   1.642       1.720             --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.092       1.045             --
                                                                                      2007   1.036       1.092        489,315
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.001       0.945             --
                                                                                      2007   1.144       1.001        946,580
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   1.942       2.059        248,473
                                                                                      2015   1.965       1.942        271,076
                                                                                      2014   1.789       1.965        313,262
                                                                                      2013   1.388       1.789        381,989
                                                                                      2012   1.214       1.388        592,758
                                                                                      2011   1.269       1.214        887,526
                                                                                      2010   1.103       1.269      1,273,733
                                                                                      2009   0.827       1.103      1,754,258
                                                                                      2008   1.467       0.827      2,159,991
                                                                                      2007   1.271       1.467      2,412,345
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   1.993       2.013         32,877
                                                                                      2015   2.004       1.993         34,682
                                                                                      2014   1.840       2.004         36,758
                                                                                      2013   1.353       1.840         39,338
                                                                                      2012   1.124       1.353         61,962
                                                                                      2011   1.175       1.124         64,880
                                                                                      2010   1.012       1.175        105,690
                                                                                      2009   0.757       1.012        124,523
                                                                                      2008   1.312       0.757        135,979
                                                                                      2007   1.249       1.312        150,320
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   3.058       3.369        442,737
                                                                                      2015   3.159       3.058        496,530
                                                                                      2014   3.027       3.159        530,589
                                                                                      2013   2.264       3.027        630,294
                                                                                      2012   2.008       2.264        782,493
                                                                                      2011   2.289       2.008      1,104,556
                                                                                      2010   1.809       2.289      1,463,609
                                                                                      2009   1.315       1.809      1,883,633
                                                                                      2008   2.213       1.315      2,043,755
                                                                                      2007   1.950       2.213      2,637,765
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.556       3.235             --
                                                                                      2007   2.806       3.556      1,211,669
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2016   1.327       1.400      1,260,726

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.442       1.327      1,186,615
                                                                                  2014   1.649       1.442      1,381,616
                                                                                  2013   1.363       1.649      1,667,248
                                                                                  2012   1.171       1.363      2,116,713
                                                                                  2011   1.332       1.171      2,661,870
                                                                                  2010   1.248       1.332      3,609,994
                                                                                  2009   0.926       1.248      4,395,974
                                                                                  2008   1.577       0.926      5,647,036
                                                                                  2007   1.388       1.577      7,216,761
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.075       1.090             --
                                                                                  2009   0.869       1.075        371,308
                                                                                  2008   1.245       0.869        598,223
                                                                                  2007   1.039       1.245        631,538
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   0.721       0.679             --
                                                                                  2007   0.670       0.721      1,112,078
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.499       0.534             --
                                                                                  2010   0.408       0.499        641,361
                                                                                  2009   0.264       0.408        765,922
                                                                                  2008   0.479       0.264      1,108,613
                                                                                  2007   0.400       0.479        932,088
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.721       2.710      3,256,113
                                                                                  2015   2.814       2.721      3,556,869
                                                                                  2014   2.375       2.814      4,006,640
                                                                                  2013   1.633       2.375      4,558,663
                                                                                  2012   1.398       1.633      5,754,084
                                                                                  2011   1.386       1.398      7,572,035
                                                                                  2010   1.127       1.386     10,246,619
                                                                                  2009   0.851       1.127     12,928,013
                                                                                  2008   1.451       0.851     15,465,605
                                                                                  2007   1.504       1.451     18,240,506
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.908       1.918             --
                                                                                  2013   1.467       1.908      3,866,806
                                                                                  2012   1.296       1.467      4,887,589
                                                                                  2011   1.404       1.296      6,093,396
                                                                                  2010   1.224       1.404      9,488,818
                                                                                  2009   0.961       1.224     12,638,705
                                                                                  2008   1.540       0.961     14,594,606
                                                                                  2007   1.608       1.540     17,163,265
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.900       2.053      1,433,228
                                                                                  2015   1.900       1.900      1,661,564
                                                                                  2014   1.740       1.900      2,051,844
                                                                                  2013   1.360       1.740      2,455,071
                                                                                  2012   1.192       1.360      3,112,732
                                                                                  2011   1.180       1.192      3,670,642
                                                                                  2010   1.065       1.180      5,066,071
                                                                                  2009   0.886       1.065      6,110,979
                                                                                  2008   1.274       0.886      6,552,136
                                                                                  2007   1.231       1.274      7,730,573
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.793       1.895      2,246,780
                                                                                  2015   1.660       1.793      2,479,583
                                                                                  2014   1.479       1.660      2,898,494
                                                                                  2013   1.090       1.479      3,620,746
                                                                                  2012   0.921       1.090      4,317,527
                                                                                  2011   0.942       0.921      5,480,431
                                                                                  2010   0.871       0.942      7,236,349
                                                                                  2009   0.622       0.871      9,526,956
                                                                                  2008   1.008       0.622     11,204,523
                                                                                  2007   1.006       1.008     13,752,289
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   1.965       2.185      1,294,561

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.055       1.965     1,372,584
                                                                                  2014   1.870       2.055     1,494,713
                                                                                  2013   1.435       1.870     1,975,009
                                                                                  2012   1.252       1.435     2,527,943
                                                                                  2011   1.212       1.252     3,274,973
                                                                                  2010   1.125       1.212     4,489,112
                                                                                  2009   0.918       1.125     5,641,069
                                                                                  2008   1.449       0.918     6,999,706
                                                                                  2007   1.418       1.449     9,586,806
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.781       2.896       287,044
                                                                                  2015   2.955       2.781       308,904
                                                                                  2014   2.885       2.955       399,866
                                                                                  2013   1.994       2.885       583,908
                                                                                  2012   1.696       1.994       685,293
                                                                                  2011   1.700       1.696       983,676
                                                                                  2010   1.380       1.700     1,674,256
                                                                                  2009   0.982       1.380     1,922,697
                                                                                  2008   1.683       0.982     2,199,826
                                                                                  2007   1.555       1.683     2,592,542
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.629       0.613            --
                                                                                  2008   1.023       0.629     6,436,732
                                                                                  2007   0.991       1.023     7,045,973
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.986       0.974            --
                                                                                  2010   0.917       0.986       349,699
                                                                                  2009   0.794       0.917       332,000
                                                                                  2008   1.024       0.794       418,844
                                                                                  2007   1.026       1.024       561,156
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.542       1.618            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.194       1.244            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.324       1.371            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.232       1.287            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.616       1.679            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.807       1.991            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.509       1.454            --
                                                                                  2007   1.446       1.509       645,767
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2016   1.152       1.147       240,688
                                                                                  2015   1.185       1.152       259,812
                                                                                  2014   1.059       1.185       296,515
                                                                                  2013   1.037       1.059       614,011
                                                                                  2012   0.835       1.037       838,661
                                                                                  2011   0.895       0.835     1,241,259
                                                                                  2010   0.782       0.895     1,368,779
                                                                                  2009   0.588       0.782     1,493,074
                                                                                  2008   1.023       0.588     1,829,421
                                                                                  2007   1.220       1.023     2,017,161
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............... 2014   1.062       1.106            --
                                                                                  2013   0.836       1.062       951,460
                                                                                  2012   0.692       0.836     1,159,364
                                                                                  2011   0.758       0.692     1,454,982
                                                                                  2010   0.702       0.758     1,892,601
                                                                                  2009   0.498       0.702     3,185,947
                                                                                  2008   0.871       0.498     3,388,052
                                                                                  2007   0.678       0.871     3,269,960
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).................. 2016   1.175       1.191     1,100,462
                                                                                  2015   1.241       1.175     1,320,713
                                                                                  2014   1.103       1.241     1,434,352
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *................. 2016   1.401       1.495       342,803

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.487       1.401       360,613
                                                                              2014   1.600       1.487       378,920
                                                                              2013   1.243       1.600       487,064
                                                                              2012   0.975       1.243       835,900
                                                                              2011   1.152       0.975     1,000,815
                                                                              2010   1.004       1.152     1,345,374
                                                                              2009   0.656       1.004     1,934,157
                                                                              2008   1.124       0.656     1,836,197
                                                                              2007   1.152       1.124     2,095,796
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.623       1.873        89,933
                                                                              2015   1.753       1.623       106,629
                                                                              2014   1.630       1.753       111,445
                                                                              2013   1.223       1.630       134,323
                                                                              2012   1.049       1.223       312,178
                                                                              2011   1.082       1.049       433,023
                                                                              2010   0.957       1.082       582,295
                                                                              2009   0.767       0.957       749,429
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.304       1.482       314,982
                                                                              2015   1.456       1.304       347,478
                                                                              2014   1.349       1.456       456,464
                                                                              2013   1.052       1.349       625,297
                                                                              2012   0.932       1.052       772,372
                                                                              2011   0.984       0.932     1,055,377
                                                                              2010   0.796       0.984     1,236,162
                                                                              2009   0.639       0.796     1,560,801
                                                                              2008   1.061       0.639     2,274,707
                                                                              2007   1.072       1.061     2,834,109
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.297       2.526       181,214
                                                                              2015   2.368       2.297       102,546
                                                                              2014   2.224       2.368        91,038
                                                                              2013   1.608       2.224       110,620
                                                                              2012   1.379       1.608       119,654
                                                                              2011   1.413       1.379       202,028
                                                                              2010   1.135       1.413       119,955
                                                                              2009   0.860       1.135        78,635
                                                                              2008   1.423       0.860        91,190
                                                                              2007   1.298       1.423       119,442
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.802       2.321       119,094
                                                                              2015   1.975       1.802       139,382
                                                                              2014   1.917       1.975       192,025
                                                                              2013   1.462       1.917       276,055
                                                                              2012   1.285       1.462       343,409
                                                                              2011   1.452       1.285       253,910
                                                                              2010   1.235       1.452       490,798
                                                                              2009   0.972       1.235       403,250
                                                                              2008   1.321       0.972       366,478
                                                                              2007   1.355       1.321       270,232
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.924       0.914            --
                                                                              2008   1.256       0.924        64,192
                                                                              2007   1.200       1.256        69,711
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.039       2.101            --
                                                                              2015   2.112       2.039       120,861
                                                                              2014   2.041       2.112       125,647
                                                                              2013   1.917       2.041       406,004
                                                                              2012   1.721       1.917       477,167
                                                                              2011   1.669       1.721       611,753
                                                                              2010   1.498       1.669       820,411
                                                                              2009   1.110       1.498       862,525
                                                                              2008   1.382       1.110     1,106,142
                                                                              2007   1.315       1.382     1,128,256
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.328       1.462        36,660

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.563       1.328        40,948
                                                                               2014   1.694       1.563        60,230
                                                                               2013   1.808       1.694        73,830
                                                                               2012   1.542       1.808       192,066
                                                                               2011   1.921       1.542       213,067
                                                                               2010   1.574       1.921       260,294
                                                                               2009   0.946       1.574       356,189
                                                                               2008   2.154       0.946       202,562
                                                                               2007   1.709       2.154       209,829
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.484       2.467       954,611
                                                                               2008   3.240       1.484     1,110,838
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.603       0.573            --
                                                                               2008   1.069       0.603       907,928
                                                                               2007   0.971       1.069     1,055,371
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.000       1.048            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.404       1.496       497,916
                                                                               2015   1.366       1.404       545,639
                                                                               2014   1.221       1.366       651,362
                                                                               2013   0.925       1.221       904,073
                                                                               2012   0.828       0.925     1,161,912
                                                                               2011   0.840       0.828     1,496,538
                                                                               2010   0.758       0.840     2,254,971
                                                                               2009   0.646       0.758     2,805,731
                                                                               2008   1.047       0.646     3,192,195
                                                                               2007   1.039       1.047     3,636,732
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.255       1.346        96,250
                                                                               2015   1.302       1.255        96,594
                                                                               2014   1.259       1.302        96,931
                                                                               2013   0.988       1.259        96,395
                                                                               2012   0.860       0.988       445,969
                                                                               2011   1.005       0.860       517,582
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.258       1.625       766,082
                                                                               2015   1.351       1.258       792,335
                                                                               2014   1.350       1.351       854,718
                                                                               2013   1.035       1.350     1,203,493
                                                                               2012   0.892       1.035     1,976,946
                                                                               2011   0.996       0.892     2,360,565
                                                                               2010   0.844       0.996     2,882,834
                                                                               2009   0.678       0.844     3,506,042
                                                                               2008   0.982       0.678     4,470,639
                                                                               2007   1.029       0.982     5,323,965
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.329       1.297       439,070
                                                                               2015   1.375       1.329       501,976
                                                                               2014   1.502       1.375       623,763
                                                                               2013   1.280       1.502       859,449
                                                                               2012   1.114       1.280     1,105,345
                                                                               2011   1.268       1.114     1,406,080
                                                                               2010   1.157       1.268       855,292
                                                                               2009   0.893       1.157     1,070,946
                                                                               2008   1.575       0.893     1,290,985
                                                                               2007   1.500       1.575     1,426,865
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.086       1.177            --
                                                                               2012   1.048       1.086        47,757
                                                                               2011   1.125       1.048        53,874
                                                                               2010   0.930       1.125       104,602
                                                                               2009   0.691       0.930        95,439
                                                                               2008   1.138       0.691        86,203
                                                                               2007   1.284       1.138        62,624
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.242       1.119        79,647
                                                                               2015   1.329       1.242        78,298
                                                                               2014   1.337       1.329        90,796
                                                                               2013   0.977       1.337        94,795
                                                                               2012   0.909       0.977       117,673
                                                                               2011   0.992       0.909       129,132
                                                                               2010   0.763       0.992       189,952
                                                                               2009   0.493       0.763       235,892
                                                                               2008   0.889       0.493       202,538

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.395       1.376        470,389
                                                                          2015   1.364       1.395        499,610
                                                                          2014   1.357       1.364        534,975
                                                                          2013   1.085       1.357        881,659
                                                                          2012   0.910       1.085      1,087,181
                                                                          2011   1.009       0.910      1,408,040
                                                                          2010   0.885       1.009      1,863,194
                                                                          2009   0.643       0.885      2,021,514
                                                                          2008   1.099       0.643      2,368,087
                                                                          2007   1.051       1.099      2,003,230
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.414       1.463        496,023
                                                                          2015   1.480       1.414        574,936
                                                                          2014   1.457       1.480        635,327
                                                                          2013   1.627       1.457        917,957
                                                                          2012   1.512       1.627      1,855,085
                                                                          2011   1.378       1.512      2,109,746
                                                                          2010   1.297       1.378      2,098,955
                                                                          2009   1.113       1.297      2,252,453
                                                                          2008   1.211       1.113      2,367,703
                                                                          2007   1.144       1.211      1,569,337
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.790       1.808      3,015,200
                                                                          2015   1.819       1.790      3,617,535
                                                                          2014   1.774       1.819      4,133,746
                                                                          2013   1.838       1.774      5,845,680
                                                                          2012   1.709       1.838      7,291,366
                                                                          2011   1.683       1.709      9,605,279
                                                                          2010   1.581       1.683     13,162,946
                                                                          2009   1.419       1.581     15,402,642
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.173       2.185             --
                                                                          2015   2.206       2.173        274,602
                                                                          2014   2.017       2.206        290,650
                                                                          2013   1.540       2.017        350,300
                                                                          2012   1.415       1.540        446,557
                                                                          2011   1.506       1.415        601,950
                                                                          2010   1.317       1.506      1,013,631
                                                                          2009   1.080       1.317      1,161,904
                                                                          2008   1.634       1.080        113,308
                                                                          2007   1.582       1.634        168,994
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.177       1.299             --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.166       2.220             --
                                                                          2015   2.230       2.166        516,876
                                                                          2014   2.167       2.230        527,316
                                                                          2013   2.168       2.167        763,614
                                                                          2012   1.974       2.168        973,856
                                                                          2011   1.935       1.974      1,096,580
                                                                          2010   1.753       1.935      1,347,395
                                                                          2009   1.338       1.753      1,657,695
                                                                          2008   1.524       1.338      1,426,678
                                                                          2007   1.452       1.524      1,541,958
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.474       0.496             --
                                                                          2012   0.430       0.474        121,540
                                                                          2011   0.532       0.430        492,715
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.417       1.617        164,448
                                                                          2015   1.494       1.417        169,211
                                                                          2014   1.340       1.494        179,874
                                                                          2013   1.018       1.340        138,355
                                                                          2012   0.877       1.018        400,986
                                                                          2011   0.928       0.877        491,000
                                                                          2010   0.806       0.928        702,276
                                                                          2009   0.692       0.806        862,095
                                                                          2008   1.103       0.692      1,093,023
                                                                          2007   1.078       1.103      1,422,087
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.990       2.273      2,708,148
                                                                          2015   2.095       1.990      2,921,724
                                                                          2014   1.920       2.095      3,416,787
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.636       1.661        215,326

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.653       1.636        243,456
                                                                                 2014   1.569       1.653        305,663
                                                                                 2013   1.606       1.569        522,632
                                                                                 2012   1.518       1.606        593,320
                                                                                 2011   1.447       1.518        715,321
                                                                                 2010   1.357       1.447        910,171
                                                                                 2009   1.260       1.357      1,064,261
                                                                                 2008   1.326       1.260      1,344,394
                                                                                 2007   1.267       1.326      1,604,045
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.111       1.287      2,475,295
                                                                                 2015   1.062       1.111      3,025,533
                                                                                 2014   0.991       1.062      3,514,758
                                                                                 2013   0.750       0.991      4,314,904
                                                                                 2012   0.667       0.750      5,425,685
                                                                                 2011   0.744       0.667      6,320,831
                                                                                 2010   0.631       0.744      9,325,242
                                                                                 2009   0.501       0.631     10,463,500
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   1.108       1.095      4,382,212
                                                                                 2015   1.126       1.108      5,093,789
                                                                                 2014   1.144       1.126      5,694,614
                                                                                 2013   1.163       1.144      7,592,904
                                                                                 2012   1.182       1.163      9,538,093
                                                                                 2011   1.201       1.182     11,792,542
                                                                                 2010   1.220       1.201     14,549,935
                                                                                 2009   1.234       1.220     14,178,869
                                                                                 2008   1.220       1.234     13,014,582
                                                                                 2007   1.180       1.220     14,660,298
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *................. 2009   0.431       0.426             --
                                                                                 2008   0.733       0.431      2,992,918
                                                                                 2007   0.774       0.733      3,506,992
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.467       0.488             --
                                                                                 2008   0.861       0.467     11,445,854
                                                                                 2007   0.841       0.861     12,975,026
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.185       1.304             --
                                                                                 2012   1.041       1.185      2,144,040
                                                                                 2011   1.129       1.041      2,519,901
                                                                                 2010   1.002       1.129      3,347,726
                                                                                 2009   0.836       1.002      4,103,729
                                                                                 2008   1.394       0.836      4,894,415
                                                                                 2007   1.361       1.394      5,912,777
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.928       0.962      1,140,804
                                                                                 2015   0.918       0.928      1,212,543
                                                                                 2014   0.840       0.918      1,552,136
                                                                                 2013   0.643       0.840      1,711,813
                                                                                 2012   0.590       0.643      2,169,747
                                                                                 2011   0.619       0.590      2,858,784
                                                                                 2010   0.546       0.619      3,861,312
                                                                                 2009   0.372       0.546      4,750,320
                                                                                 2008   0.696       0.372      5,856,671
                                                                                 2007   0.587       0.696      6,787,109
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.711       1.801         36,029
                                                                                 2015   1.695       1.711         37,477
                                                                                 2014   1.557       1.695         38,428
                                                                                 2013   1.312       1.557         35,447
                                                                                 2012   1.187       1.312         57,836
                                                                                 2011   1.162       1.187        115,860
                                                                                 2010   1.077       1.162          8,371
                                                                                 2009   0.928       1.077          8,371
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.393       1.472        365,624
                                                                                 2015   1.382       1.393         81,021
                                                                                 2014   1.270       1.382         82,203
                                                                                 2013   0.965       1.270        118,127
                                                                                 2012   0.869       0.965        173,787
                                                                                 2011   0.920       0.869        195,975
                                                                                 2010   0.835       0.920        271,319
                                                                                 2009   0.643       0.835        304,053
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.930       1.008             --

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.817       0.930        535,252
                                                                     2009   0.631       0.817        526,380
                                                                     2008   1.077       0.631        214,053
                                                                     2007   1.060       1.077        719,236
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2016   1.321       1.359        590,101
                                                                     2015   1.351       1.321        618,681
                                                                     2014   1.314       1.351        653,962
                                                                     2013   1.280       1.314      1,084,345
                                                                     2012   1.191       1.280      1,026,275
                                                                     2011   1.172       1.191      1,020,621
                                                                     2010   1.083       1.172      1,602,521
                                                                     2009   0.913       1.083      2,076,436
                                                                     2008   1.083       0.913      1,792,446
                                                                     2007   1.043       1.083      1,310,807
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.335       1.394        305,544
                                                                     2015   1.372       1.335        543,263
                                                                     2014   1.328       1.372        583,436
                                                                     2013   1.217       1.328        772,653
                                                                     2012   1.109       1.217        570,121
                                                                     2011   1.115       1.109        955,302
                                                                     2010   1.016       1.115      1,157,633
                                                                     2009   0.835       1.016      1,676,270
                                                                     2008   1.082       0.835        793,136
                                                                     2007   1.049       1.082        817,000
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.331       1.403        612,833
                                                                     2015   1.369       1.331        825,104
                                                                     2014   1.325       1.369        928,499
                                                                     2013   1.141       1.325      1,023,333
                                                                     2012   1.024       1.141        906,532
                                                                     2011   1.055       1.024        949,829
                                                                     2010   0.947       1.055      1,346,917
                                                                     2009   0.760       0.947      1,316,943
                                                                     2008   1.083       0.760      2,503,151
                                                                     2007   1.054       1.083      1,725,021
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.307       1.390        166,449
                                                                     2015   1.351       1.307        174,329
                                                                     2014   1.304       1.351        270,383
                                                                     2013   1.066       1.304        309,833
                                                                     2012   0.939       1.066        264,434
                                                                     2011   0.991       0.939        350,643
                                                                     2010   0.878       0.991        486,560
                                                                     2009   0.691       0.878        518,200
                                                                     2008   1.083       0.691      1,285,755
                                                                     2007   1.059       1.083      1,392,440
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.429       1.567      2,336,218
                                                                     2015   1.439       1.429      2,392,394
                                                                     2014   1.293       1.439      2,418,538
                                                                     2013   0.998       1.293      2,660,496
                                                                     2012   0.878       0.998      2,159,798
                                                                     2011   0.878       0.878      3,088,235
                                                                     2010   0.779       0.878      4,680,071
                                                                     2009   0.634       0.779      5,612,153
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.976       2.119      3,272,639
                                                                     2015   2.015       1.976      3,592,264
                                                                     2014   1.888       2.015      4,093,035
                                                                     2013   1.616       1.888      4,997,331
                                                                     2012   1.475       1.616      5,635,912
                                                                     2011   1.466       1.475      7,169,587
                                                                     2010   1.356       1.466     10,097,645
                                                                     2009   1.164       1.356     12,123,071
                                                                     2008   1.522       1.164     15,181,646
                                                                     2007   1.485       1.522     18,286,448
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.097       2.360        634,589

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.134       2.097        726,169
                                                                                   2014   1.957       2.134        815,899
                                                                                   2013   1.465       1.957        984,480
                                                                                   2012   1.276       1.465        477,991
                                                                                   2011   1.286       1.276        545,452
                                                                                   2010   1.172       1.286        661,278
                                                                                   2009   0.986       1.172        814,829
                                                                                   2008   1.485       0.986      1,165,119
                                                                                   2007   1.402       1.485      1,736,513
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   1.936       2.261        104,086
                                                                                   2015   1.955       1.936        116,908
                                                                                   2014   1.987       1.955        119,416
                                                                                   2013   1.591       1.987        143,569
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.433       1.669         35,322
                                                                                   2015   1.450       1.433         12,115
                                                                                   2014   1.478       1.450         12,440
                                                                                   2013   1.185       1.478         37,521
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.911       1.910      1,821,368
                                                                                   2015   1.758       1.911      2,038,981
                                                                                   2014   1.641       1.758      2,398,508
                                                                                   2013   1.202       1.641      2,682,995
                                                                                   2012   1.029       1.202      3,665,286
                                                                                   2011   1.060       1.029      4,258,042
                                                                                   2010   0.922       1.060      5,513,451
                                                                                   2009   0.655       0.922      6,382,276
                                                                                   2008   1.148       0.655      7,419,349
                                                                                   2007   1.069       1.148      9,165,172
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   1.925       2.112        133,324
                                                                                   2015   1.909       1.925        150,983
                                                                                   2014   1.819       1.909        165,167
                                                                                   2013   1.282       1.819        193,701
                                                                                   2012   1.124       1.282        292,931
                                                                                   2011   1.126       1.124        447,604
                                                                                   2010   0.849       1.126        519,706
                                                                                   2009   0.623       0.849        734,968
                                                                                   2008   0.947       0.623        868,340
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.157       1.201             --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.214       1.212         77,975
                                                                                   2015   1.225       1.214         78,969
                                                                                   2014   1.209       1.225         56,270
                                                                                   2013   1.235       1.209         49,114
                                                                                   2012   1.213       1.235         49,155
                                                                                   2011   1.166       1.213         63,308
                                                                                   2010   1.118       1.166         49,117
                                                                                   2009   1.087       1.118        144,384
                                                                                   2008   1.107       1.087        191,075
                                                                                   2007   1.077       1.107         14,135
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.117       1.139             --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.369       1.415             --
                                                                                   2008   1.328       1.369     20,481,793
                                                                                   2007   1.241       1.328     16,202,664
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.961       0.891             --
                                                                                   2007   0.885       0.961        431,802
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.393       1.508             --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.945       2.077             --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.581       1.701             --

               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.353       1.581            --
                                                                2012   1.242       1.353            --
                                                                2011   1.262       1.242            --
                                                                2010   1.144       1.262        44,753
                                                                2009   0.946       1.144        44,131
                                                                2008   1.285       0.946        42,004
                                                                2007   1.178       1.285            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............ 2009   0.765       0.742            --
                                                                2008   1.210       0.765       822,646
                                                                2007   1.259       1.210       889,856
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.549       0.563            --
                                                                2008   0.980       0.549        46,936
                                                                2007   0.886       0.980        79,270





                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).......................... 2007   1.080       1.156            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).................. 2016   2.702       2.674       490,944
                                                                             2015   2.568       2.702       620,072
                                                                             2014   2.552       2.568       703,818
                                                                             2013   2.008       2.552     1,001,328
                                                                             2012   1.666       2.008     1,174,752
                                                                             2011   1.859       1.666     1,190,861
                                                                             2010   1.691       1.859     1,322,368
                                                                             2009   1.208       1.691     1,409,950
                                                                             2008   1.994       1.208     1,248,749
                                                                             2007   1.765       1.994     1,703,408
 American Funds Growth Subaccount (Class 2) (11/99)......................... 2016   2.412       2.597     1,167,222
                                                                             2015   2.294       2.412     1,522,291
                                                                             2014   2.150       2.294     1,735,399
                                                                             2013   1.680       2.150     2,408,596
                                                                             2012   1.449       1.680     2,702,205
                                                                             2011   1.539       1.449     3,176,134
                                                                             2010   1.318       1.539     3,548,444
                                                                             2009   0.961       1.318     3,819,658
                                                                             2008   1.744       0.961     4,060,006
                                                                             2007   1.578       1.744     4,041,394
 American Funds Growth-Income Subaccount (Class 2) (11/99).................. 2016   2.092       2.295       885,962
                                                                             2015   2.096       2.092     1,283,760
                                                                             2014   1.926       2.096     1,464,555
                                                                             2013   1.467       1.926     1,872,500
                                                                             2012   1.270       1.467     2,184,533
                                                                             2011   1.315       1.270     2,378,223
                                                                             2010   1.199       1.315     2,449,076
                                                                             2009   0.929       1.199     2,668,778
                                                                             2008   1.520       0.929     2,751,588
                                                                             2007   1.471       1.520     3,597,597
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)..................... 2007   2.470       2.588            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)................ 2008   1.427       1.365            --
                                                                             2007   1.354       1.427            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00).......... 2008   1.171       1.105            --
                                                                             2007   1.338       1.171            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)....... 2016   2.477       2.624            --

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.507       2.477            --
                                                                                      2014   2.283       2.507            --
                                                                                      2013   1.772       2.283            --
                                                                                      2012   1.552       1.772            --
                                                                                      2011   1.623       1.552            --
                                                                                      2010   1.411       1.623            --
                                                                                      2009   1.059       1.411            --
                                                                                      2008   1.878       1.059            --
                                                                                      2007   1.628       1.878            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.328       2.351            --
                                                                                      2015   2.343       2.328            --
                                                                                      2014   2.152       2.343            --
                                                                                      2013   1.583       2.152            --
                                                                                      2012   1.316       1.583            --
                                                                                      2011   1.376       1.316            --
                                                                                      2010   1.186       1.376            --
                                                                                      2009   0.888       1.186            --
                                                                                      2008   1.539       0.888            --
                                                                                      2007   1.466       1.539            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   2.949       3.246       183,617
                                                                                      2015   3.047       2.949       216,118
                                                                                      2014   2.922       3.047       298,908
                                                                                      2013   2.186       2.922       501,441
                                                                                      2012   1.940       2.186       621,296
                                                                                      2011   2.213       1.940       637,041
                                                                                      2010   1.749       2.213       756,470
                                                                                      2009   1.273       1.749       740,425
                                                                                      2008   2.142       1.273       796,222
                                                                                      2007   1.889       2.142       974,757
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.104       2.824            --
                                                                                      2007   2.451       3.104       342,033
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2016   1.691       1.783       159,254
                                                                                      2015   1.839       1.691       252,365
                                                                                      2014   2.104       1.839       337,829
                                                                                      2013   1.739       2.104       533,035
                                                                                      2012   1.495       1.739       710,239
                                                                                      2011   1.701       1.495       883,020
                                                                                      2010   1.595       1.701     1,182,589
                                                                                      2009   1.184       1.595     1,283,412
                                                                                      2008   2.018       1.184     1,368,294
                                                                                      2007   1.777       2.018     1,464,184
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.500       1.521            --
                                                                                      2009   1.214       1.500            --
                                                                                      2008   1.739       1.214            --
                                                                                      2007   1.453       1.739            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   1.523       1.435            --
                                                                                      2007   1.416       1.523            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   1.723       1.844            --
                                                                                      2010   1.408       1.723            --
                                                                                      2009   0.912       1.408            --
                                                                                      2008   1.655       0.912            --
                                                                                      2007   1.383       1.655            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.697       2.685       228,483
                                                                                      2015   2.791       2.697       265,709
                                                                                      2014   2.357       2.791       325,759
                                                                                      2013   1.621       2.357       568,608
                                                                                      2012   1.388       1.621       747,284
                                                                                      2011   1.377       1.388       819,601
                                                                                      2010   1.120       1.377       747,888
                                                                                      2009   0.846       1.120       902,851
                                                                                      2008   1.444       0.846     1,116,912
                                                                                      2007   1.498       1.444     1,292,103
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)............... 2014   1.815       1.824            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.396       1.815       179,474
                                                                                  2012   1.235       1.396       202,059
                                                                                  2011   1.338       1.235       221,706
                                                                                  2010   1.167       1.338       269,097
                                                                                  2009   0.917       1.167       313,598
                                                                                  2008   1.470       0.917       501,554
                                                                                  2007   1.535       1.470       615,753
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.203       2.378        78,283
                                                                                  2015   2.204       2.203       133,688
                                                                                  2014   2.019       2.204       148,033
                                                                                  2013   1.579       2.019       636,891
                                                                                  2012   1.384       1.579       773,787
                                                                                  2011   1.372       1.384       790,591
                                                                                  2010   1.238       1.372       955,898
                                                                                  2009   1.031       1.238     1,074,189
                                                                                  2008   1.482       1.031       710,344
                                                                                  2007   1.433       1.482       733,320
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.259       2.387        26,045
                                                                                  2015   2.092       2.259        26,416
                                                                                  2014   1.866       2.092       102,756
                                                                                  2013   1.376       1.866       161,488
                                                                                  2012   1.162       1.376       192,494
                                                                                  2011   1.189       1.162       262,747
                                                                                  2010   1.101       1.189       285,865
                                                                                  2009   0.786       1.101       307,766
                                                                                  2008   1.274       0.786       361,446
                                                                                  2007   1.273       1.274       420,430
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   2.098       2.332        91,655
                                                                                  2015   2.196       2.098        93,318
                                                                                  2014   1.998       2.196        95,013
                                                                                  2013   1.535       1.998       166,982
                                                                                  2012   1.339       1.535       175,161
                                                                                  2011   1.297       1.339       178,074
                                                                                  2010   1.205       1.297       188,016
                                                                                  2009   0.984       1.205       199,006
                                                                                  2008   1.554       0.984       211,895
                                                                                  2007   1.520       1.554       216,953
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.858       2.974        31,584
                                                                                  2015   3.038       2.858        60,531
                                                                                  2014   2.968       3.038        83,521
                                                                                  2013   2.052       2.968       201,372
                                                                                  2012   1.747       2.052       202,360
                                                                                  2011   1.752       1.747       235,231
                                                                                  2010   1.422       1.752       252,580
                                                                                  2009   1.013       1.422       253,693
                                                                                  2008   1.737       1.013       254,100
                                                                                  2007   1.605       1.737       271,036
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.904       0.880            --
                                                                                  2008   1.470       0.904       401,442
                                                                                  2007   1.425       1.470       407,954
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.982       0.970            --
                                                                                  2010   0.915       0.982       152,068
                                                                                  2009   0.792       0.915       172,545
                                                                                  2008   1.021       0.792       173,637
                                                                                  2007   1.025       1.021       175,761
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.485       1.557            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.221       1.272            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.453       1.505            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.354       1.414            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.483       1.541            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.660       1.830            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.613       1.554            --
                                                                          2007   1.546       1.613            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   1.957       2.202            --
                                                                          2015   2.065       1.957            --
                                                                          2014   2.028       2.065            --
                                                                          2013   1.876       2.028            --
                                                                          2012   1.631       1.876            --
                                                                          2011   1.616       1.631            --
                                                                          2010   1.414       1.616            --
                                                                          2009   0.975       1.414            --
                                                                          2008   1.307       0.975            --
                                                                          2007   1.293       1.307            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.146       1.141        96,653
                                                                          2015   1.180       1.146       109,463
                                                                          2014   1.055       1.180       134,495
                                                                          2013   1.034       1.055       332,283
                                                                          2012   0.832       1.034       433,657
                                                                          2011   0.893       0.832       468,691
                                                                          2010   0.781       0.893       302,592
                                                                          2009   0.588       0.781       161,704
                                                                          2008   1.022       0.588       152,392
                                                                          2007   1.220       1.022       168,839
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.479       2.582            --
                                                                          2013   1.952       2.479       167,610
                                                                          2012   1.616       1.952       170,867
                                                                          2011   1.773       1.616       206,660
                                                                          2010   1.643       1.773       210,338
                                                                          2009   1.166       1.643       137,885
                                                                          2008   2.039       1.166       128,370
                                                                          2007   1.589       2.039        43,850
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.739       2.775        19,222
                                                                          2015   2.895       2.739        26,410
                                                                          2014   2.574       2.895        33,911
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.179       2.324       107,349
                                                                          2015   2.315       2.179       130,848
                                                                          2014   2.491       2.315       131,436
                                                                          2013   1.936       2.491       261,849
                                                                          2012   1.520       1.936       286,550
                                                                          2011   1.797       1.520       317,444
                                                                          2010   1.566       1.797       202,422
                                                                          2009   1.024       1.566       201,237
                                                                          2008   1.756       1.024       212,512
                                                                          2007   1.801       1.756       215,508
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.971       2.274            --
                                                                          2015   2.131       1.971            --
                                                                          2014   1.982       2.131            --
                                                                          2013   1.488       1.982            --
                                                                          2012   1.277       1.488            --
                                                                          2011   1.317       1.277            --
                                                                          2010   1.166       1.317            --
                                                                          2009   0.935       1.166            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.298       1.474       183,762
                                                                          2015   1.450       1.298       207,804
                                                                          2014   1.344       1.450       386,661
                                                                          2013   1.049       1.344       569,249
                                                                          2012   0.930       1.049       689,630
                                                                          2011   0.981       0.930       787,556
                                                                          2010   0.795       0.981       900,899
                                                                          2009   0.639       0.795       955,598
                                                                          2008   1.060       0.639       970,771
                                                                          2007   1.072       1.060       991,947
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.285       2.511         4,430

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.356       2.285         4,454
                                                                              2014   2.214       2.356         6,985
                                                                              2013   1.602       2.214        76,411
                                                                              2012   1.374       1.602       147,627
                                                                              2011   1.409       1.374       165,881
                                                                              2010   1.133       1.409         8,576
                                                                              2009   0.858       1.133         8,588
                                                                              2008   1.421       0.858         8,601
                                                                              2007   1.297       1.421        20,188
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.793       2.308        10,263
                                                                              2015   1.965       1.793        10,263
                                                                              2014   1.909       1.965        23,751
                                                                              2013   1.456       1.909        62,710
                                                                              2012   1.280       1.456        59,003
                                                                              2011   1.448       1.280        74,480
                                                                              2010   1.232       1.448        52,782
                                                                              2009   0.970       1.232        40,798
                                                                              2008   1.319       0.970        37,041
                                                                              2007   1.354       1.319        29,797
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.922       0.912            --
                                                                              2008   1.253       0.922            --
                                                                              2007   1.198       1.253            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.966       2.025            --
                                                                              2015   2.037       1.966            --
                                                                              2014   1.970       2.037            --
                                                                              2013   1.852       1.970            --
                                                                              2012   1.663       1.852            --
                                                                              2011   1.613       1.663            --
                                                                              2010   1.449       1.613            --
                                                                              2009   1.074       1.449            --
                                                                              2008   1.338       1.074            --
                                                                              2007   1.273       1.338            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.989       2.188            --
                                                                              2015   2.342       1.989            --
                                                                              2014   2.540       2.342            --
                                                                              2013   2.712       2.540            --
                                                                              2012   2.315       2.712            --
                                                                              2011   2.885       2.315            --
                                                                              2010   2.365       2.885            --
                                                                              2009   1.421       2.365            --
                                                                              2008   3.239       1.421            --
                                                                              2007   2.571       3.239            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.295       2.152       372,936
                                                                              2008   2.828       1.295       363,195
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.833       0.792            --
                                                                              2008   1.476       0.833         3,946
                                                                              2007   1.341       1.476            --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.541       1.616            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.155       2.295        18,612
                                                                              2015   2.097       2.155        18,345
                                                                              2014   1.877       2.097        19,024
                                                                              2013   1.422       1.877        42,894
                                                                              2012   1.274       1.422        45,771
                                                                              2011   1.292       1.274        77,665
                                                                              2010   1.167       1.292       118,299
                                                                              2009   0.995       1.167       117,215
                                                                              2008   1.614       0.995       115,104
                                                                              2007   1.602       1.614       106,472
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.249       1.339            --
                                                                              2015   1.296       1.249        33,745
                                                                              2014   1.254       1.296        39,116
                                                                              2013   0.984       1.254        43,677
                                                                              2012   0.857       0.984        48,825
                                                                              2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.252       1.616       166,387

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.345       1.252       203,672
                                                                               2014   1.345       1.345       252,187
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.781       1.736            --
                                                                               2015   1.843       1.781         4,637
                                                                               2014   2.014       1.843         4,637
                                                                               2013   1.717       2.014        28,109
                                                                               2012   1.495       1.717        28,109
                                                                               2011   1.703       1.495        38,815
                                                                               2010   1.554       1.703        38,818
                                                                               2009   1.201       1.554        38,820
                                                                               2008   2.118       1.201        38,823
                                                                               2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.082       1.172            --
                                                                               2012   1.045       1.082            --
                                                                               2011   1.121       1.045            --
                                                                               2010   0.928       1.121            --
                                                                               2009   0.690       0.928            --
                                                                               2008   1.137       0.690            --
                                                                               2007   1.283       1.137            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.922       1.731            --
                                                                               2015   2.058       1.922            --
                                                                               2014   2.071       2.058            --
                                                                               2013   1.514       2.071            --
                                                                               2012   1.409       1.514            --
                                                                               2011   1.539       1.409            --
                                                                               2010   1.184       1.539            --
                                                                               2009   0.766       1.184            --
                                                                               2008   1.380       0.766            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.389       1.369       901,181
                                                                               2015   1.358       1.389       927,567
                                                                               2014   1.352       1.358       970,307
                                                                               2013   1.081       1.352     1,263,849
                                                                               2012   0.907       1.081       615,103
                                                                               2011   1.007       0.907       633,947
                                                                               2010   0.883       1.007       553,397
                                                                               2009   0.642       0.883       612,070
                                                                               2008   1.098       0.642       671,324
                                                                               2007   1.051       1.098       728,696
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.407       1.455       318,261
                                                                               2015   1.473       1.407       374,143
                                                                               2014   1.451       1.473       358,954
                                                                               2013   1.621       1.451       508,084
                                                                               2012   1.508       1.621       624,997
                                                                               2011   1.375       1.508       685,473
                                                                               2010   1.294       1.375       422,293
                                                                               2009   1.111       1.294       520,068
                                                                               2008   1.210       1.111       487,269
                                                                               2007   1.143       1.210       625,341
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.565       1.580       678,185
                                                                               2015   1.591       1.565       858,592
                                                                               2014   1.553       1.591     1,044,965
                                                                               2013   1.609       1.553     1,401,337
                                                                               2012   1.497       1.609     2,595,644
                                                                               2011   1.475       1.497     2,719,271
                                                                               2010   1.387       1.475     3,023,711
                                                                               2009   1.245       1.387     3,127,851
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   2.006       2.018            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.038       2.006        14,838
                                                                          2014   1.864       2.038        39,530
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.868       1.914            --
                                                                          2015   1.924       1.868       201,490
                                                                          2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.636       1.709            --
                                                                          2012   1.484       1.636            --
                                                                          2011   1.836       1.484            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.410       1.609            --
                                                                          2015   1.487       1.410            --
                                                                          2014   1.335       1.487            --
                                                                          2013   1.014       1.335            --
                                                                          2012   0.874       1.014            --
                                                                          2011   0.926       0.874            --
                                                                          2010   0.804       0.926            --
                                                                          2009   0.691       0.804            --
                                                                          2008   1.102       0.691            --
                                                                          2007   1.077       1.102            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.892       2.159        94,832
                                                                          2015   1.992       1.892        97,740
                                                                          2014   1.827       1.992       145,040
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.378       1.398            --
                                                                          2015   1.393       1.378            --
                                                                          2014   1.322       1.393            --
                                                                          2013   1.354       1.322            --
                                                                          2012   1.280       1.354            --
                                                                          2011   1.222       1.280            --
                                                                          2010   1.146       1.222            --
                                                                          2009   1.065       1.146            --
                                                                          2008   1.121       1.065            --
                                                                          2007   1.072       1.121            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.797       1.769        68,691
                                                                          2015   1.719       1.797        80,326
                                                                          2014   1.605       1.719        82,629
                                                                          2013   1.216       1.605       100,733
                                                                          2012   1.081       1.216        92,558
                                                                          2011   1.206       1.081        49,551
                                                                          2010   1.024       1.206        49,572
                                                                          2009   0.813       1.024        49,580
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.966       0.954            --
                                                                          2015   0.982       0.966            --
                                                                          2014   0.998       0.982            --
                                                                          2013   1.015       0.998            --
                                                                          2012   1.032       1.015            --
                                                                          2011   1.049       1.032            --
                                                                          2010   1.067       1.049            --
                                                                          2009   1.080       1.067            --
                                                                          2008   1.067       1.080            --
                                                                          2007   1.033       1.067            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.755       0.746            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2008   1.284       0.755         1,778
                                                                                 2007   1.356       1.284        55,022
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.730       0.762            --
                                                                                 2008   1.345       0.730        44,258
                                                                                 2007   1.316       1.345        44,275
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.179       1.297            --
                                                                                 2012   1.036       1.179       220,837
                                                                                 2011   1.124       1.036       232,510
                                                                                 2010   0.998       1.124        94,530
                                                                                 2009   0.834       0.998       106,973
                                                                                 2008   1.390       0.834       115,629
                                                                                 2007   1.357       1.390       133,544
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.096       2.170        24,193
                                                                                 2015   2.073       2.096        24,907
                                                                                 2014   1.898       2.073        42,325
                                                                                 2013   1.454       1.898        72,066
                                                                                 2012   1.334       1.454        72,913
                                                                                 2011   1.400       1.334        92,765
                                                                                 2010   1.236       1.400        93,941
                                                                                 2009   0.842       1.236       104,335
                                                                                 2008   1.577       0.842       112,552
                                                                                 2007   1.332       1.577        90,005
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.701       1.790            --
                                                                                 2015   1.685       1.701            --
                                                                                 2014   1.550       1.685            --
                                                                                 2013   1.307       1.550            --
                                                                                 2012   1.182       1.307            --
                                                                                 2011   1.158       1.182            --
                                                                                 2010   1.073       1.158            --
                                                                                 2009   0.926       1.073            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.813       1.914        14,456
                                                                                 2015   1.800       1.813            --
                                                                                 2014   1.654       1.800            --
                                                                                 2013   1.258       1.654            --
                                                                                 2012   1.133       1.258            --
                                                                                 2011   1.200       1.133            --
                                                                                 2010   1.089       1.200            --
                                                                                 2009   0.839       1.089            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.928       1.006            --
                                                                                 2010   0.816       0.928        48,825
                                                                                 2009   0.631       0.816        48,825
                                                                                 2008   1.077       0.631        48,825
                                                                                 2007   1.060       1.077        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.315       1.352        35,056
                                                                                 2015   1.345       1.315       117,485
                                                                                 2014   1.309       1.345       151,956
                                                                                 2013   1.276       1.309       149,506
                                                                                 2012   1.188       1.276       166,035
                                                                                 2011   1.170       1.188       204,724
                                                                                 2010   1.081       1.170       205,350
                                                                                 2009   0.911       1.081       226,934
                                                                                 2008   1.082       0.911       246,430
                                                                                 2007   1.042       1.082            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.329       1.387        22,345
                                                                                 2015   1.366       1.329        22,866
                                                                                 2014   1.323       1.366        61,769
                                                                                 2013   1.213       1.323       390,378
                                                                                 2012   1.106       1.213       626,817
                                                                                 2011   1.113       1.106       544,679
                                                                                 2010   1.014       1.113       606,605
                                                                                 2009   0.834       1.014       206,419
                                                                                 2008   1.081       0.834        53,242
                                                                                 2007   1.049       1.081       310,756
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.324       1.395        17,735

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.363       1.324        17,735
                                                                          2014   1.320       1.363        48,382
                                                                          2013   1.137       1.320        42,981
                                                                          2012   1.021       1.137        19,772
                                                                          2011   1.052       1.021        22,128
                                                                          2010   0.945       1.052       134,723
                                                                          2009   0.759       0.945       137,315
                                                                          2008   1.082       0.759       124,701
                                                                          2007   1.054       1.082       127,919
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2016   1.300       1.383       119,627
                                                                          2015   1.345       1.300       130,591
                                                                          2014   1.299       1.345       130,621
                                                                          2013   1.062       1.299       130,651
                                                                          2012   0.936       1.062       130,684
                                                                          2011   0.989       0.936        19,709
                                                                          2010   0.877       0.989        33,273
                                                                          2009   0.690       0.877        68,923
                                                                          2008   1.082       0.690       125,332
                                                                          2007   1.059       1.082       148,318
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2016   2.046       2.241       126,228
                                                                          2015   2.061       2.046       276,343
                                                                          2014   1.853       2.061       292,433
                                                                          2013   1.430       1.853       447,626
                                                                          2012   1.260       1.430       368,526
                                                                          2011   1.260       1.260       374,377
                                                                          2010   1.119       1.260       362,334
                                                                          2009   0.910       1.119       783,063
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............... 2016   1.753       1.879       572,430
                                                                          2015   1.788       1.753       646,774
                                                                          2014   1.677       1.788       713,136
                                                                          2013   1.435       1.677       997,446
                                                                          2012   1.310       1.435       978,527
                                                                          2011   1.303       1.310     1,041,729
                                                                          2010   1.206       1.303     1,159,374
                                                                          2009   1.036       1.206     1,574,613
                                                                          2008   1.356       1.036     1,536,518
                                                                          2007   1.323       1.356     1,542,317
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)...................... 2016   2.362       2.657            --
                                                                          2015   2.404       2.362            --
                                                                          2014   2.206       2.404            --
                                                                          2013   1.652       2.206            --
                                                                          2012   1.440       1.652            --
                                                                          2011   1.452       1.440            --
                                                                          2010   1.325       1.452            --
                                                                          2009   1.115       1.325            --
                                                                          2008   1.482       1.115            --
                                                                          2007   1.400       1.482       185,256
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2016   2.060       2.405            --
                                                                          2015   2.083       2.060            --
                                                                          2014   2.117       2.083            --
                                                                          2013   1.696       2.117            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2016   1.902       1.900       134,627
                                                                          2015   1.750       1.902       135,252
                                                                          2014   1.635       1.750       135,946
                                                                          2013   1.198       1.635       176,651
                                                                          2012   1.026       1.198       181,102
                                                                          2011   1.057       1.026       198,226
                                                                          2010   0.921       1.057       202,757
                                                                          2009   0.654       0.921       218,960
                                                                          2008   1.147       0.654       168,589
                                                                          2007   1.068       1.147       251,420
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2016   2.241       2.458            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.224       2.241            --
                                                                                   2014   2.120       2.224            --
                                                                                   2013   1.495       2.120            --
                                                                                   2012   1.311       1.495            --
                                                                                   2011   1.314       1.311            --
                                                                                   2010   0.992       1.314            --
                                                                                   2009   0.727       0.992            --
                                                                                   2008   1.107       0.727            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.156       1.200            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.207       1.204            --
                                                                                   2015   1.218       1.207            --
                                                                                   2014   1.203       1.218            --
                                                                                   2013   1.230       1.203            --
                                                                                   2012   1.208       1.230            --
                                                                                   2011   1.162       1.208            --
                                                                                   2010   1.115       1.162            --
                                                                                   2009   1.085       1.115            --
                                                                                   2008   1.105       1.085            --
                                                                                   2007   1.075       1.105            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.116       1.139            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.202       1.241            --
                                                                                   2008   1.166       1.202     3,092,897
                                                                                   2007   1.090       1.166     2,695,982
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.493       1.385            --
                                                                                   2007   1.376       1.493            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.874       2.028            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.868       1.994            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.573       1.692            --
                                                                                   2013   1.347       1.573            --
                                                                                   2012   1.237       1.347            --
                                                                                   2011   1.258       1.237            --
                                                                                   2010   1.141       1.258            --
                                                                                   2009   0.944       1.141            --
                                                                                   2008   1.283       0.944            --
                                                                                   2007   1.176       1.283            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............................... 2009   0.932       1.177            --
                                                                                   2008   1.476       0.932            --
                                                                                   2007   1.537       1.476            --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 2009   0.800       0.819            --
                                                                                   2008   1.428       0.800            --
                                                                                   2007   1.291       1.428            --





                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................ 2007   1.078       1.154           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........ 2016   2.918       2.884       71,592

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.778       2.918        91,085
                                                                                      2014   2.765       2.778       106,667
                                                                                      2013   2.179       2.765       165,430
                                                                                      2012   1.810       2.179       220,175
                                                                                      2011   2.023       1.810       329,576
                                                                                      2010   1.843       2.023       478,984
                                                                                      2009   1.319       1.843       558,657
                                                                                      2008   2.180       1.319       584,698
                                                                                      2007   1.932       2.180       622,106
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2016   2.657       2.857       664,621
                                                                                      2015   2.531       2.657       722,913
                                                                                      2014   2.375       2.531       799,815
                                                                                      2013   1.859       2.375       933,397
                                                                                      2012   1.605       1.859     1,305,263
                                                                                      2011   1.708       1.605     1,562,954
                                                                                      2010   1.465       1.708     1,838,494
                                                                                      2009   1.070       1.465     2,248,028
                                                                                      2008   1.944       1.070     2,515,370
                                                                                      2007   1.762       1.944     2,516,467
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   2.260       2.475       714,921
                                                                                      2015   2.268       2.260       754,104
                                                                                      2014   2.087       2.268       801,114
                                                                                      2013   1.592       2.087       943,156
                                                                                      2012   1.380       1.592     1,198,046
                                                                                      2011   1.431       1.380     1,672,161
                                                                                      2010   1.308       1.431     2,101,729
                                                                                      2009   1.014       1.308     2,407,240
                                                                                      2008   1.662       1.014     2,518,401
                                                                                      2007   1.611       1.662     2,773,760
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.766       2.896            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.471       1.407            --
                                                                                      2007   1.398       1.471        52,601
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.278       1.205            --
                                                                                      2007   1.463       1.278        96,224
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   2.656       2.811        52,344
                                                                                      2015   2.693       2.656        61,686
                                                                                      2014   2.456       2.693        79,041
                                                                                      2013   1.910       2.456        88,373
                                                                                      2012   1.674       1.910       162,436
                                                                                      2011   1.753       1.674       231,471
                                                                                      2010   1.527       1.753       294,418
                                                                                      2009   1.148       1.527       347,197
                                                                                      2008   2.039       1.148       350,362
                                                                                      2007   1.770       2.039       379,275
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.416       2.436         6,304
                                                                                      2015   2.435       2.416         7,074
                                                                                      2014   2.240       2.435         7,836
                                                                                      2013   1.650       2.240         8,617
                                                                                      2012   1.374       1.650         9,476
                                                                                      2011   1.439       1.374        12,948
                                                                                      2010   1.242       1.439        15,487
                                                                                      2009   0.931       1.242        15,728
                                                                                      2008   1.616       0.931        16,030
                                                                                      2007   1.542       1.616        20,076
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   3.232       3.553       119,506
                                                                                      2015   3.346       3.232       151,006
                                                                                      2014   3.213       3.346       177,356
                                                                                      2013   2.407       3.213       182,827
                                                                                      2012   2.140       2.407       308,969
                                                                                      2011   2.444       2.140       434,111
                                                                                      2010   1.935       2.444       472,625
                                                                                      2009   1.410       1.935       565,208
                                                                                      2008   2.377       1.410       694,619
                                                                                      2007   2.099       2.377       691,490

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.523       3.203            --
                                                                                  2007   2.785       3.523       184,731
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2016   1.812       1.907        35,098
                                                                                  2015   1.973       1.812        45,656
                                                                                  2014   2.260       1.973        71,550
                                                                                  2013   1.871       2.260        80,034
                                                                                  2012   1.611       1.871       119,165
                                                                                  2011   1.836       1.611       188,298
                                                                                  2010   1.724       1.836       317,875
                                                                                  2009   1.281       1.724       382,801
                                                                                  2008   2.188       1.281       473,493
                                                                                  2007   1.930       2.188       439,655
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.628       1.650            --
                                                                                  2009   1.320       1.628         8,091
                                                                                  2008   1.893       1.320         8,733
                                                                                  2007   1.584       1.893         9,332
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.576       1.484            --
                                                                                  2007   1.468       1.576        17,757
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.928       2.063            --
                                                                                  2010   1.578       1.928        18,199
                                                                                  2009   1.024       1.578        15,991
                                                                                  2008   1.861       1.024        11,946
                                                                                  2007   1.557       1.861        10,309
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.925       2.908        85,629
                                                                                  2015   3.031       2.925       111,934
                                                                                  2014   2.563       3.031       200,615
                                                                                  2013   1.766       2.563       255,679
                                                                                  2012   1.515       1.766       284,562
                                                                                  2011   1.505       1.515       460,193
                                                                                  2010   1.226       1.505       823,961
                                                                                  2009   0.927       1.226       882,403
                                                                                  2008   1.585       0.927       968,296
                                                                                  2007   1.646       1.585     1,205,967
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   2.009       2.018            --
                                                                                  2013   1.548       2.009       214,836
                                                                                  2012   1.371       1.548       270,030
                                                                                  2011   1.488       1.371       332,513
                                                                                  2010   1.299       1.488       380,520
                                                                                  2009   1.022       1.299       465,600
                                                                                  2008   1.641       1.022       581,413
                                                                                  2007   1.716       1.641       714,675
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.306       2.486        98,895
                                                                                  2015   2.311       2.306       122,955
                                                                                  2014   2.120       2.311       132,486
                                                                                  2013   1.660       2.120       167,111
                                                                                  2012   1.458       1.660       215,888
                                                                                  2011   1.447       1.458       292,877
                                                                                  2010   1.308       1.447       382,644
                                                                                  2009   1.090       1.308       462,653
                                                                                  2008   1.571       1.090       484,979
                                                                                  2007   1.519       1.571       572,596
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.599       2.742        76,112
                                                                                  2015   2.411       2.599        90,635
                                                                                  2014   2.153       2.411        94,579
                                                                                  2013   1.590       2.153       129,327
                                                                                  2012   1.346       1.590       179,562
                                                                                  2011   1.379       1.346       198,385
                                                                                  2010   1.278       1.379       234,051
                                                                                  2009   0.914       1.278       288,675
                                                                                  2008   1.484       0.914       303,176
                                                                                  2007   1.484       1.484       361,632
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   2.235       2.480        55,281

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.342       2.235        61,887
                                                                                  2014   2.135       2.342        61,892
                                                                                  2013   1.642       2.135        62,018
                                                                                  2012   1.435       1.642        63,894
                                                                                  2011   1.392       1.435       110,799
                                                                                  2010   1.295       1.392       140,228
                                                                                  2009   1.059       1.295       164,557
                                                                                  2008   1.675       1.059       165,527
                                                                                  2007   1.642       1.675       190,199
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   3.215       3.340        68,628
                                                                                  2015   3.423       3.215        70,161
                                                                                  2014   3.348       3.423        72,015
                                                                                  2013   2.318       3.348        86,147
                                                                                  2012   1.977       2.318        97,167
                                                                                  2011   1.985       1.977       111,842
                                                                                  2010   1.614       1.985       152,463
                                                                                  2009   1.151       1.614       172,048
                                                                                  2008   1.977       1.151       184,045
                                                                                  2007   1.830       1.977       205,044
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.962       0.936            --
                                                                                  2008   1.567       0.962       441,518
                                                                                  2007   1.521       1.567       479,800
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.972       0.959            --
                                                                                  2010   0.906       0.972         2,086
                                                                                  2009   0.786       0.906         2,089
                                                                                  2008   1.015       0.786         7,608
                                                                                  2007   1.020       1.015        27,119
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.653       1.733            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.425       1.483            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.648       1.705            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.479       1.544            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.604       1.666            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.793       1.975            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.753       1.688            --
                                                                                  2007   1.683       1.753       146,737
 MIST BlackRock High Yield Subaccount (Class A) (4/06)........................... 2016   2.123       2.385        19,480
                                                                                  2015   2.243       2.123        31,717
                                                                                  2014   2.206       2.243        36,989
                                                                                  2013   2.044       2.206       147,285
                                                                                  2012   1.780       2.044        88,737
                                                                                  2011   1.766       1.780       113,568
                                                                                  2010   1.547       1.766        86,969
                                                                                  2009   1.069       1.547       113,532
                                                                                  2008   1.434       1.069        78,222
                                                                                  2007   1.421       1.434       100,092
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2016   1.130       1.122        99,605
                                                                                  2015   1.165       1.130       123,071
                                                                                  2014   1.043       1.165       150,934
                                                                                  2013   1.024       1.043       177,548
                                                                                  2012   0.825       1.024       309,264
                                                                                  2011   0.887       0.825       375,315
                                                                                  2010   0.777       0.887       418,479
                                                                                  2009   0.585       0.777       346,925
                                                                                  2008   1.020       0.585       293,729
                                                                                  2007   1.218       1.020       263,609
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............... 2014   2.531       2.634            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.996       2.531        86,899
                                                                              2012   1.655       1.996       173,839
                                                                              2011   1.818       1.655       216,660
                                                                              2010   1.687       1.818       250,863
                                                                              2009   1.200       1.687       216,944
                                                                              2008   2.101       1.200       222,140
                                                                              2007   1.640       2.101       129,586
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.788       2.820        59,220
                                                                              2015   2.951       2.788        85,987
                                                                              2014   2.626       2.951       113,360
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.332       2.484        25,223
                                                                              2015   2.482       2.332        39,173
                                                                              2014   2.675       2.482        50,988
                                                                              2013   2.082       2.675       135,529
                                                                              2012   1.637       2.082        68,097
                                                                              2011   1.938       1.637        74,122
                                                                              2010   1.691       1.938       116,690
                                                                              2009   1.108       1.691       118,511
                                                                              2008   1.903       1.108       107,604
                                                                              2007   1.954       1.903       180,013
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   2.130       2.454        22,082
                                                                              2015   2.306       2.130        23,405
                                                                              2014   2.148       2.306        25,385
                                                                              2013   1.615       2.148        35,024
                                                                              2012   1.388       1.615       100,715
                                                                              2011   1.434       1.388       103,779
                                                                              2010   1.271       1.434       113,940
                                                                              2009   1.020       1.271       125,110
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.249       2.468         9,426
                                                                              2015   2.323       2.249        10,378
                                                                              2014   2.186       2.323        27,100
                                                                              2013   1.584       2.186        16,680
                                                                              2012   1.361       1.584        14,812
                                                                              2011   1.397       1.361        17,336
                                                                              2010   1.125       1.397        19,324
                                                                              2009   0.853       1.125        16,787
                                                                              2008   1.415       0.853        18,938
                                                                              2007   1.294       1.415        18,010
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.764       2.268        13,886
                                                                              2015   1.937       1.764        17,090
                                                                              2014   1.884       1.937        23,090
                                                                              2013   1.440       1.884        16,836
                                                                              2012   1.268       1.440        49,535
                                                                              2011   1.436       1.268        55,895
                                                                              2010   1.223       1.436        59,770
                                                                              2009   0.965       1.223       146,062
                                                                              2008   1.314       0.965       270,141
                                                                              2007   1.351       1.314        56,621
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.915       0.905            --
                                                                              2008   1.247       0.915        10,621
                                                                              2007   1.194       1.247        11,923
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.157       2.221            --
                                                                              2015   2.239       2.157        28,741
                                                                              2014   2.168       2.239        29,770
                                                                              2013   2.041       2.168        30,539
                                                                              2012   1.836       2.041        31,263
                                                                              2011   1.783       1.836        31,893
                                                                              2010   1.604       1.783        36,019
                                                                              2009   1.191       1.604        37,872
                                                                              2008   1.486       1.191        32,391
                                                                              2007   1.416       1.486        33,097
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.197       2.414            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.591       2.197            --
                                                                              2014   2.814       2.591            --
                                                                              2013   3.009       2.814            --
                                                                              2012   2.573       3.009            --
                                                                              2011   3.211       2.573            --
                                                                              2010   2.637       3.211            --
                                                                              2009   1.587       2.637           814
                                                                              2008   3.621       1.587            --
                                                                              2007   2.878       3.621         2,261
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.467       2.435       125,865
                                                                              2008   3.208       1.467       165,560
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.892       0.847            --
                                                                              2008   1.583       0.892       119,650
                                                                              2007   1.440       1.583       128,466
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.628       1.706            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.246       2.389        14,691
                                                                              2015   2.189       2.246        14,697
                                                                              2014   1.962       2.189        14,703
                                                                              2013   1.489       1.962        14,709
                                                                              2012   1.335       1.489        14,716
                                                                              2011   1.357       1.335        20,155
                                                                              2010   1.227       1.357        50,553
                                                                              2009   1.048       1.227        15,842
                                                                              2008   1.702       1.048        19,990
                                                                              2007   1.692       1.702        29,776
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.231       1.318        46,345
                                                                              2015   1.279       1.231        46,376
                                                                              2014   1.240       1.279        46,408
                                                                              2013   0.974       1.240        46,439
                                                                              2012   0.850       0.974        46,475
                                                                              2011   0.995       0.850        46,518
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.070       1.158            --
                                                                              2012   1.035       1.070            --
                                                                              2011   1.112       1.035        18,012
                                                                              2010   0.921       1.112        16,526
                                                                              2009   0.686       0.921         9,397
                                                                              2008   1.132       0.686         6,722
                                                                              2007   1.279       1.132         6,730
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2016   1.369       1.347        89,946
                                                                              2015   1.341       1.369       195,402
                                                                              2014   1.336       1.341       185,593
                                                                              2013   1.070       1.336       192,270
                                                                              2012   0.900       1.070        92,193
                                                                              2011   1.000       0.900       149,874
                                                                              2010   0.878       1.000       211,151
                                                                              2009   0.640       0.878       191,616
                                                                              2008   1.096       0.640       215,084
                                                                              2007   1.050       1.096       183,577
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2016   1.564       1.576       503,405
                                                                              2015   1.592       1.564       613,909
                                                                              2014   1.556       1.592       691,758
                                                                              2013   1.615       1.556     1,023,621
                                                                              2012   1.505       1.615     1,887,636
                                                                              2011   1.485       1.505     2,337,524
                                                                              2010   1.398       1.485     2,754,972
                                                                              2009   1.256       1.398     3,072,965
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2016   2.118       2.129            --
                                                                              2015   2.155       2.118        43,364
                                                                              2014   1.974       2.155        53,548
                                                                              2013   1.510       1.974        62,291
                                                                              2012   1.391       1.510        52,373
                                                                              2011   1.483       1.391        58,780
                                                                              2010   1.300       1.483        50,994
                                                                              2009   1.068       1.300        53,403
                                                                              2008   1.619       1.068        39,449
                                                                              2007   1.570       1.619        35,637
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)...................... 2007   1.173       1.294            --

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   2.010       2.059            --
                                                                         2015   2.073       2.010       104,068
                                                                         2014   2.018       2.073       110,087
                                                                         2013   2.023       2.018       152,332
                                                                         2012   1.846       2.023       184,812
                                                                         2011   1.813       1.846       137,037
                                                                         2010   1.646       1.813       148,980
                                                                         2009   1.259       1.646       201,042
                                                                         2008   1.436       1.259       221,341
                                                                         2007   1.371       1.436       236,048
 MIST RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.826       1.907            --
                                                                         2012   1.658       1.826         6,082
                                                                         2011   2.054       1.658        13,898
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2016   1.390       1.583        72,292
                                                                         2015   1.468       1.390        87,193
                                                                         2014   1.319       1.468        98,886
                                                                         2013   1.004       1.319        97,731
                                                                         2012   0.867       1.004       118,773
                                                                         2011   0.919       0.867       165,381
                                                                         2010   0.800       0.919       221,458
                                                                         2009   0.688       0.800       233,156
                                                                         2008   1.099       0.688       223,631
                                                                         2007   1.076       1.099       225,854
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   2.087       2.379       133,753
                                                                         2015   2.202       2.087       164,335
                                                                         2014   2.021       2.202       176,143
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2016   1.406       1.424        75,365
                                                                         2015   1.423       1.406       105,024
                                                                         2014   1.353       1.423       189,738
                                                                         2013   1.388       1.353       186,086
                                                                         2012   1.314       1.388       234,904
                                                                         2011   1.256       1.314       249,522
                                                                         2010   1.180       1.256       248,526
                                                                         2009   1.098       1.180       255,637
                                                                         2008   1.157       1.098       245,086
                                                                         2007   1.108       1.157       345,777
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.904       1.871        64,860
                                                                         2015   1.824       1.904        76,903
                                                                         2014   1.705       1.824        79,079
                                                                         2013   1.294       1.705        83,931
                                                                         2012   1.152       1.294       125,418
                                                                         2011   1.288       1.152       162,038
                                                                         2010   1.094       1.288       194,715
                                                                         2009   0.870       1.094       184,103
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   0.942       0.929        41,989
                                                                         2015   0.960       0.942        42,354
                                                                         2014   0.977       0.960        42,609
                                                                         2013   0.995       0.977        42,462
                                                                         2012   1.013       0.995        64,524
                                                                         2011   1.031       1.013        98,013
                                                                         2010   1.050       1.031       199,305
                                                                         2009   1.064       1.050       247,202
                                                                         2008   1.054       1.064       573,856
                                                                         2007   1.021       1.054       883,813
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.762       0.795            --
                                                                         2008   1.407       0.762       269,123
                                                                         2007   1.378       1.407       296,233
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.266       1.392            --
                                                                         2012   1.115       1.266       104,988
                                                                         2011   1.210       1.115       107,836
                                                                         2010   1.077       1.210       147,974
                                                                         2009   0.901       1.077       196,068
                                                                         2008   1.504       0.901       225,729
                                                                         2007   1.471       1.504       332,776
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   2.380       2.462        15,597

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.358       2.380        20,702
                                                                                 2014   2.162       2.358        25,641
                                                                                 2013   1.660       2.162        46,473
                                                                                 2012   1.524       1.660        67,589
                                                                                 2011   1.602       1.524        73,950
                                                                                 2010   1.416       1.602        86,854
                                                                                 2009   0.966       1.416        93,656
                                                                                 2008   1.813       0.966       121,880
                                                                                 2007   1.533       1.813       146,160
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.671       1.756        39,496
                                                                                 2015   1.659       1.671        32,364
                                                                                 2014   1.528       1.659        19,854
                                                                                 2013   1.290       1.528         8,670
                                                                                 2012   1.169       1.290         9,086
                                                                                 2011   1.146       1.169         9,579
                                                                                 2010   1.064       1.146        10,048
                                                                                 2009   0.919       1.064        10,355
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.847       1.948        58,006
                                                                                 2015   1.837       1.847        13,978
                                                                                 2014   1.690       1.837        14,951
                                                                                 2013   1.287       1.690        16,025
                                                                                 2012   1.161       1.287        20,551
                                                                                 2011   1.232       1.161        28,404
                                                                                 2010   1.120       1.232        36,799
                                                                                 2009   0.864       1.120        36,437
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.922       0.998            --
                                                                                 2010   0.811       0.922            --
                                                                                 2009   0.628       0.811            --
                                                                                 2008   1.074       0.628            --
                                                                                 2007   1.059       1.074            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.296       1.331        70,145
                                                                                 2015   1.327       1.296        97,106
                                                                                 2014   1.294       1.327       161,055
                                                                                 2013   1.263       1.294       205,144
                                                                                 2012   1.178       1.263       213,751
                                                                                 2011   1.161       1.178       124,663
                                                                                 2010   1.075       1.161        56,137
                                                                                 2009   0.908       1.075        56,173
                                                                                 2008   1.080       0.908        56,212
                                                                                 2007   1.041       1.080            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.310       1.365       105,371
                                                                                 2015   1.348       1.310       113,143
                                                                                 2014   1.308       1.348       126,966
                                                                                 2013   1.201       1.308        25,520
                                                                                 2012   1.097       1.201        12,932
                                                                                 2011   1.105       1.097        13,216
                                                                                 2010   1.009       1.105        15,449
                                                                                 2009   0.831       1.009       200,256
                                                                                 2008   1.079       0.831       213,068
                                                                                 2007   1.048       1.079     1,138,220
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.305       1.373       376,685
                                                                                 2015   1.346       1.305       403,542
                                                                                 2014   1.304       1.346       434,416
                                                                                 2013   1.126       1.304       439,965
                                                                                 2012   1.012       1.126        68,065
                                                                                 2011   1.045       1.012       153,812
                                                                                 2010   0.940       1.045       146,395
                                                                                 2009   0.756       0.940       324,050
                                                                                 2008   1.079       0.756       440,667
                                                                                 2007   1.053       1.079       461,489
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.281       1.361         7,507

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.327       1.281        26,791
                                                                                 2014   1.284       1.327        27,159
                                                                                 2013   1.052       1.284        32,272
                                                                                 2012   0.928       1.052       469,257
                                                                                 2011   0.982       0.928       472,503
                                                                                 2010   0.872       0.982       669,265
                                                                                 2009   0.688       0.872       785,693
                                                                                 2008   1.079       0.688       334,756
                                                                                 2007   1.058       1.079       413,928
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   2.154       2.357        51,834
                                                                                 2015   2.174       2.154        62,896
                                                                                 2014   1.957       2.174       145,429
                                                                                 2013   1.513       1.957       165,069
                                                                                 2012   1.335       1.513       193,419
                                                                                 2011   1.337       1.335       283,060
                                                                                 2010   1.189       1.337       313,056
                                                                                 2009   0.968       1.189       377,220
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2016   1.798       1.924       349,132
                                                                                 2015   1.837       1.798       425,680
                                                                                 2014   1.725       1.837       531,481
                                                                                 2013   1.479       1.725       716,949
                                                                                 2012   1.352       1.479     1,236,422
                                                                                 2011   1.347       1.352     1,484,327
                                                                                 2010   1.248       1.347     1,604,473
                                                                                 2009   1.074       1.248     1,915,042
                                                                                 2008   1.407       1.074     1,975,396
                                                                                 2007   1.376       1.407     2,083,564
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2016   2.301       2.585            --
                                                                                 2015   2.346       2.301            --
                                                                                 2014   2.155       2.346            --
                                                                                 2013   1.617       2.155            --
                                                                                 2012   1.411       1.617            --
                                                                                 2011   1.425       1.411            --
                                                                                 2010   1.302       1.425            --
                                                                                 2009   1.097       1.302            --
                                                                                 2008   1.474       1.097            --
                                                                                 2007   1.395       1.474       220,595
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2016   2.212       2.579            --
                                                                                 2015   1.237       2.212            --
                                                                                 2014   1.259       1.237            --
                                                                                 2013   1.010       1.259            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2016   1.875       1.870        41,419
                                                                                 2015   1.727       1.875        49,823
                                                                                 2014   1.616       1.727       103,148
                                                                                 2013   1.186       1.616       121,176
                                                                                 2012   1.017       1.186       170,889
                                                                                 2011   1.050       1.017       182,964
                                                                                 2010   0.916       1.050       231,210
                                                                                 2009   0.652       0.916       275,240
                                                                                 2008   1.144       0.652       380,338
                                                                                 2007   1.067       1.144       391,874
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.151       1.194            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2016   1.186       1.181        13,718
                                                                                 2015   1.199       1.186        17,314
                                                                                 2014   1.185       1.199        46,577
                                                                                 2013   1.214       1.185        50,149
                                                                                 2012   1.194       1.214        57,644
                                                                                 2011   1.151       1.194        62,133
                                                                                 2010   1.106       1.151        69,524
                                                                                 2009   1.077       1.106        76,135
                                                                                 2008   1.099       1.077           593
                                                                                 2007   1.071       1.099        33,438
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................. 2007   1.109       1.130            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 2009   1.213       1.253            --
                                                                                 2008   1.179       1.213     3,025,954
                                                                                 2007   1.104       1.179     3,225,888

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............. 2008   1.634       1.515            --
                                                                      2007   1.508       1.634         2,459
 Putnam VT International Equity Subaccount (Class IB) (5/01)......... 2007   1.981       2.143            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............. 2007   2.156       2.300            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.551       1.665            --
                                                                      2013   1.330       1.551            --
                                                                      2012   1.223       1.330            --
                                                                      2011   1.246       1.223            --
                                                                      2010   1.131       1.246            --
                                                                      2009   0.937       1.131            --
                                                                      2008   1.276       0.937            --
                                                                      2007   1.172       1.276            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01).................. 2009   1.018       0.986            --
                                                                      2008   1.614       1.018       138,823
                                                                      2007   1.683       1.614       295,517
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).............. 2009   0.834       0.854            --
                                                                      2008   1.492       0.834            --
                                                                      2007   1.351       1.492            --





                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................ 2007   1.078       1.154             --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........ 2016   2.175       2.150      2,077,696
                                                                   2015   2.071       2.175      2,845,368
                                                                   2014   2.061       2.071      3,329,635
                                                                   2013   1.624       2.061      3,809,371
                                                                   2012   1.350       1.624      4,732,443
                                                                   2011   1.508       1.350      6,151,961
                                                                   2010   1.374       1.508      8,005,924
                                                                   2009   0.983       1.374      8,358,849
                                                                   2008   1.625       0.983      9,904,128
                                                                   2007   1.440       1.625     14,761,971
 American Funds Growth Subaccount (Class 2) (11/99)............... 2016   2.007       2.159      3,497,300
                                                                   2015   1.913       2.007      4,312,658
                                                                   2014   1.795       1.913      5,064,325
                                                                   2013   1.405       1.795      6,800,227
                                                                   2012   1.213       1.405      7,803,269
                                                                   2011   1.290       1.213      9,606,858
                                                                   2010   1.107       1.290     11,813,895
                                                                   2009   0.808       1.107     12,533,254
                                                                   2008   1.469       0.808     14,114,485
                                                                   2007   1.332       1.469     18,474,159
 American Funds Growth-Income Subaccount (Class 2) (11/99)........ 2016   2.060       2.256      4,320,042
                                                                   2015   2.067       2.060      5,669,783
                                                                   2014   1.902       2.067      6,691,963
                                                                   2013   1.451       1.902      7,865,934
                                                                   2012   1.257       1.451      9,735,263
                                                                   2011   1.304       1.257     11,792,189
                                                                   2010   1.192       1.304     14,777,370
                                                                   2009   0.924       1.192     15,672,225
                                                                   2008   1.514       0.924     16,700,137
                                                                   2007   1.468       1.514     22,213,469
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)........... 2007   1.623       1.699             --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.077       1.030            --
                                                                                      2007   1.024       1.077       123,316
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   0.988       0.932            --
                                                                                      2007   1.131       0.988       191,848
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   1.886       1.995        98,938
                                                                                      2015   1.912       1.886       102,121
                                                                                      2014   1.743       1.912       111,834
                                                                                      2013   1.356       1.743       113,045
                                                                                      2012   1.188       1.356       132,073
                                                                                      2011   1.245       1.188       143,772
                                                                                      2010   1.084       1.245       191,862
                                                                                      2009   0.815       1.084       169,747
                                                                                      2008   1.447       0.815       287,142
                                                                                      2007   1.256       1.447       303,315
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   1.935       1.951         4,842
                                                                                      2015   1.950       1.935         5,271
                                                                                      2014   1.794       1.950         5,636
                                                                                      2013   1.321       1.794         5,963
                                                                                      2012   1.101       1.321         6,279
                                                                                      2011   1.153       1.101         6,614
                                                                                      2010   0.995       1.153         6,950
                                                                                      2009   0.746       0.995         7,267
                                                                                      2008   1.295       0.746        19,472
                                                                                      2007   1.235       1.295        20,856
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   2.970       3.265       121,254
                                                                                      2015   3.074       2.970       168,702
                                                                                      2014   2.952       3.074       205,753
                                                                                      2013   2.212       2.952       209,998
                                                                                      2012   1.966       2.212       247,453
                                                                                      2011   2.245       1.966       268,952
                                                                                      2010   1.778       2.245       479,090
                                                                                      2009   1.295       1.778       579,181
                                                                                      2008   2.184       1.295       596,038
                                                                                      2007   1.928       2.184       727,130
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.523       3.203       482,955
                                                                                      2007   2.785       3.523       482,955
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2016   1.288       1.356       282,490
                                                                                      2015   1.403       1.288       378,643
                                                                                      2014   1.607       1.403       374,414
                                                                                      2013   1.331       1.607       507,549
                                                                                      2012   1.146       1.331       512,438
                                                                                      2011   1.306       1.146       636,429
                                                                                      2010   1.226       1.306       876,014
                                                                                      2009   0.911       1.226     1,145,503
                                                                                      2008   1.556       0.911     1,295,980
                                                                                      2007   1.372       1.556     1,835,935
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.056       1.070            --
                                                                                      2009   0.856       1.056        55,292
                                                                                      2008   1.228       0.856        70,508
                                                                                      2007   1.027       1.228        62,032
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   0.711       0.670            --
                                                                                      2007   0.662       0.711       137,751
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   0.489       0.523            --
                                                                                      2010   0.400       0.489        20,553
                                                                                      2009   0.260       0.400        20,572
                                                                                      2008   0.472       0.260        20,592
                                                                                      2007   0.395       0.472        20,610
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.642       2.626     1,213,790

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.738       2.642     1,345,006
                                                                                  2014   2.315       2.738     1,545,136
                                                                                  2013   1.595       2.315     1,731,058
                                                                                  2012   1.368       1.595     1,760,309
                                                                                  2011   1.359       1.368     2,113,637
                                                                                  2010   1.107       1.359     3,443,629
                                                                                  2009   0.838       1.107     4,057,265
                                                                                  2008   1.431       0.838     4,501,693
                                                                                  2007   1.486       1.431     5,135,041
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.860       1.868            --
                                                                                  2013   1.433       1.860     2,547,444
                                                                                  2012   1.269       1.433     2,735,962
                                                                                  2011   1.377       1.269     3,112,214
                                                                                  2010   1.202       1.377     4,366,930
                                                                                  2009   0.946       1.202     4,903,108
                                                                                  2008   1.519       0.946     5,443,793
                                                                                  2007   1.588       1.519     6,644,107
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.845       1.989       613,877
                                                                                  2015   1.849       1.845       716,440
                                                                                  2014   1.696       1.849       878,431
                                                                                  2013   1.328       1.696     1,035,781
                                                                                  2012   1.166       1.328     1,125,658
                                                                                  2011   1.157       1.166     1,189,973
                                                                                  2010   1.046       1.157     1,811,219
                                                                                  2009   0.872       1.046     2,099,812
                                                                                  2008   1.257       0.872     2,072,257
                                                                                  2007   1.216       1.257     2,788,257
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.741       1.836       867,762
                                                                                  2015   1.614       1.741       919,730
                                                                                  2014   1.442       1.614     1,016,758
                                                                                  2013   1.065       1.442     1,169,980
                                                                                  2012   0.901       1.065     1,211,574
                                                                                  2011   0.923       0.901     1,353,400
                                                                                  2010   0.856       0.923     1,702,128
                                                                                  2009   0.612       0.856     2,036,450
                                                                                  2008   0.994       0.612     2,420,091
                                                                                  2007   0.994       0.994     3,008,124
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   1.908       2.117       774,139
                                                                                  2015   2.000       1.908       859,543
                                                                                  2014   1.823       2.000       895,601
                                                                                  2013   1.402       1.823       855,081
                                                                                  2012   1.225       1.402       964,826
                                                                                  2011   1.189       1.225     1,153,663
                                                                                  2010   1.106       1.189     1,346,182
                                                                                  2009   0.904       1.106     1,519,990
                                                                                  2008   1.430       0.904     2,036,064
                                                                                  2007   1.401       1.430     2,333,864
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.700       2.806       142,154
                                                                                  2015   2.875       2.700       152,533
                                                                                  2014   2.813       2.875       188,337
                                                                                  2013   1.947       2.813       191,893
                                                                                  2012   1.660       1.947       251,983
                                                                                  2011   1.667       1.660       299,632
                                                                                  2010   1.356       1.667       498,855
                                                                                  2009   0.967       1.356       572,442
                                                                                  2008   1.661       0.967       635,706
                                                                                  2007   1.537       1.661       711,266
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.620       0.603            --
                                                                                  2008   1.009       0.620       922,723
                                                                                  2007   0.980       1.009     1,032,421
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.972       0.959            --
                                                                                  2010   0.906       0.972         5,385
                                                                                  2009   0.786       0.906         5,385
                                                                                  2008   1.015       0.786         5,385
                                                                                  2007   1.020       1.015        23,201
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.524       1.598            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)..................... 2007   1.183       1.232            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)................... 2007   1.312       1.357            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.220       1.274            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.489       1.434            --
                                                                          2007   1.429       1.489       116,452
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.130       1.122       207,190
                                                                          2015   1.165       1.130       272,178
                                                                          2014   1.043       1.165       364,504
                                                                          2013   1.024       1.043       419,051
                                                                          2012   0.825       1.024       372,605
                                                                          2011   0.887       0.825       346,920
                                                                          2010   0.777       0.887       385,198
                                                                          2009   0.585       0.777       369,314
                                                                          2008   1.020       0.585       502,619
                                                                          2007   1.218       1.020       566,490
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.035       1.078            --
                                                                          2013   0.816       1.035       344,642
                                                                          2012   0.677       0.816       286,388
                                                                          2011   0.744       0.677       303,541
                                                                          2010   0.690       0.744       358,293
                                                                          2009   0.491       0.690       581,308
                                                                          2008   0.859       0.491       644,062
                                                                          2007   0.671       0.859       631,493
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   1.140       1.154       540,382
                                                                          2015   1.207       1.140       554,139
                                                                          2014   1.074       1.207       579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   1.360       1.448       381,714
                                                                          2015   1.447       1.360       337,429
                                                                          2014   1.560       1.447       319,543
                                                                          2013   1.214       1.560       325,080
                                                                          2012   0.955       1.214       284,269
                                                                          2011   1.130       0.955       319,098
                                                                          2010   0.986       1.130       416,192
                                                                          2009   0.646       0.986       506,819
                                                                          2008   1.109       0.646       563,404
                                                                          2007   1.139       1.109       698,065
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.576       1.815        63,240
                                                                          2015   1.706       1.576        64,124
                                                                          2014   1.589       1.706        85,553
                                                                          2013   1.195       1.589        85,655
                                                                          2012   1.027       1.195       159,112
                                                                          2011   1.061       1.027       169,477
                                                                          2010   0.940       1.061       184,363
                                                                          2009   0.755       0.940       356,455
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.279       1.451       236,791
                                                                          2015   1.431       1.279       284,586
                                                                          2014   1.329       1.431       371,084
                                                                          2013   1.038       1.329       417,536
                                                                          2012   0.922       1.038       422,174
                                                                          2011   0.974       0.922       375,963
                                                                          2010   0.790       0.974       404,536
                                                                          2009   0.636       0.790       841,338
                                                                          2008   1.058       0.636       973,382
                                                                          2007   1.071       1.058     1,093,984
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.249       2.468         7,345

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.323       2.249        16,632
                                                                              2014   2.186       2.323         5,095
                                                                              2013   1.584       2.186         6,245
                                                                              2012   1.361       1.584         3,780
                                                                              2011   1.397       1.361        29,198
                                                                              2010   1.125       1.397        29,204
                                                                              2009   0.853       1.125        61,008
                                                                              2008   1.415       0.853         9,566
                                                                              2007   1.294       1.415        16,629
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.764       2.268         6,049
                                                                              2015   1.937       1.764        23,642
                                                                              2014   1.884       1.937        15,592
                                                                              2013   1.440       1.884        15,592
                                                                              2012   1.268       1.440        13,235
                                                                              2011   1.436       1.268        13,237
                                                                              2010   1.223       1.436        24,148
                                                                              2009   0.965       1.223        69,316
                                                                              2008   1.314       0.965       135,692
                                                                              2007   1.351       1.314       156,252
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.915       0.905            --
                                                                              2008   1.247       0.915            --
                                                                              2007   1.194       1.247            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.980       2.038            --
                                                                              2015   2.054       1.980        32,137
                                                                              2014   1.990       2.054        48,477
                                                                              2013   1.873       1.990        48,483
                                                                              2012   1.685       1.873        50,964
                                                                              2011   1.636       1.685        60,865
                                                                              2010   1.472       1.636        94,764
                                                                              2009   1.093       1.472        94,478
                                                                              2008   1.364       1.093       101,984
                                                                              2007   1.300       1.364        91,232
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.289       1.416        24,171
                                                                              2015   1.520       1.289        24,171
                                                                              2014   1.651       1.520        24,171
                                                                              2013   1.766       1.651        31,295
                                                                              2012   1.510       1.766        31,308
                                                                              2011   1.884       1.510        31,321
                                                                              2010   1.547       1.884        33,129
                                                                              2009   0.931       1.547        40,152
                                                                              2008   2.125       0.931        51,125
                                                                              2007   1.688       2.125        48,628
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.467       2.435       343,576
                                                                              2008   3.208       1.467       267,117
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.594       0.564            --
                                                                              2008   1.055       0.594       121,428
                                                                              2007   0.960       1.055       132,352
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   0.988       1.035            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.363       1.450       251,967
                                                                              2015   1.329       1.363       282,813
                                                                              2014   1.191       1.329       298,032
                                                                              2013   0.904       1.191       347,413
                                                                              2012   0.811       0.904       411,980
                                                                              2011   0.824       0.811       449,174
                                                                              2010   0.745       0.824       613,269
                                                                              2009   0.636       0.745       907,154
                                                                              2008   1.033       0.636       852,005
                                                                              2007   1.027       1.033       924,596
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.231       1.318        21,076
                                                                              2015   1.279       1.231        23,331
                                                                              2014   1.240       1.279        55,467
                                                                              2013   0.974       1.240        54,940
                                                                              2012   0.850       0.974        28,205
                                                                              2011   0.995       0.850        43,903
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.234       1.590       265,818

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.328       1.234       303,336
                                                                               2014   1.329       1.328       376,375
                                                                               2013   1.022       1.329       389,476
                                                                               2012   0.882       1.022       427,655
                                                                               2011   0.986       0.882       558,276
                                                                               2010   0.838       0.986       670,065
                                                                               2009   0.674       0.838       796,549
                                                                               2008   0.979       0.674       848,317
                                                                               2007   1.027       0.979       938,230
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.291       1.257       100,379
                                                                               2015   1.338       1.291       117,583
                                                                               2014   1.464       1.338       120,232
                                                                               2013   1.250       1.464       118,521
                                                                               2012   1.091       1.250       119,732
                                                                               2011   1.244       1.091       121,493
                                                                               2010   1.137       1.244       158,892
                                                                               2009   0.880       1.137       163,462
                                                                               2008   1.554       0.880       222,502
                                                                               2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.070       1.158            --
                                                                               2012   1.035       1.070        27,975
                                                                               2011   1.112       1.035        28,453
                                                                               2010   0.921       1.112        23,507
                                                                               2009   0.686       0.921        23,527
                                                                               2008   1.132       0.686        60,552
                                                                               2007   1.279       1.132        57,590
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.206       1.085         6,853
                                                                               2015   1.293       1.206         6,857
                                                                               2014   1.303       1.293         6,860
                                                                               2013   0.955       1.303         6,863
                                                                               2012   0.889       0.955         6,868
                                                                               2011   0.973       0.889         6,873
                                                                               2010   0.750       0.973         6,880
                                                                               2009   0.486       0.750         6,887
                                                                               2008   0.876       0.486        29,528
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.369       1.347       348,544
                                                                               2015   1.341       1.369       505,087
                                                                               2014   1.336       1.341       511,151
                                                                               2013   1.070       1.336       532,322
                                                                               2012   0.900       1.070       175,312
                                                                               2011   1.000       0.900       178,827
                                                                               2010   0.878       1.000       196,019
                                                                               2009   0.640       0.878       259,125
                                                                               2008   1.096       0.640       225,877
                                                                               2007   1.050       1.096       207,391
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.378       1.424       215,155
                                                                               2015   1.445       1.378       333,395
                                                                               2014   1.426       1.445       394,121
                                                                               2013   1.596       1.426       525,715
                                                                               2012   1.486       1.596       764,365
                                                                               2011   1.357       1.486       827,350
                                                                               2010   1.279       1.357     1,032,327
                                                                               2009   1.101       1.279     1,073,849
                                                                               2008   1.200       1.101       950,841
                                                                               2007   1.135       1.200       598,799
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.738       1.752     1,140,332
                                                                               2015   1.770       1.738     1,335,586
                                                                               2014   1.729       1.770     1,645,595
                                                                               2013   1.795       1.729     2,076,840
                                                                               2012   1.673       1.795     2,836,186
                                                                               2011   1.651       1.673     3,067,095
                                                                               2010   1.554       1.651     3,820,593
                                                                               2009   1.396       1.554     4,255,857
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   2.118       2.129            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.155       2.118        55,911
                                                                          2014   1.974       2.155        83,222
                                                                          2013   1.510       1.974        92,454
                                                                          2012   1.391       1.510        83,395
                                                                          2011   1.483       1.391        82,142
                                                                          2010   1.300       1.483       136,860
                                                                          2009   1.068       1.300       241,072
                                                                          2008   1.619       1.068         3,861
                                                                          2007   1.570       1.619         4,709
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.173       1.294            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.103       2.154            --
                                                                          2015   2.169       2.103       565,286
                                                                          2014   2.112       2.169       680,831
                                                                          2013   2.118       2.112       899,508
                                                                          2012   1.932       2.118       898,351
                                                                          2011   1.898       1.932       863,598
                                                                          2010   1.723       1.898     1,080,318
                                                                          2009   1.318       1.723     1,008,270
                                                                          2008   1.503       1.318       288,029
                                                                          2007   1.435       1.503       294,839
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.463       0.484            --
                                                                          2012   0.421       0.463            --
                                                                          2011   0.521       0.421        20,270
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.390       1.583        39,597
                                                                          2015   1.468       1.390        41,214
                                                                          2014   1.319       1.468        19,865
                                                                          2013   1.004       1.319        20,396
                                                                          2012   0.867       1.004        20,972
                                                                          2011   0.919       0.867        21,562
                                                                          2010   0.800       0.919        42,300
                                                                          2009   0.688       0.800        45,442
                                                                          2008   1.099       0.688        65,038
                                                                          2007   1.076       1.099        69,903
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.932       2.202     1,962,754
                                                                          2015   2.038       1.932     2,156,641
                                                                          2014   1.871       2.038     2,340,729
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.589       1.609       108,820
                                                                          2015   1.608       1.589       113,433
                                                                          2014   1.529       1.608        77,261
                                                                          2013   1.569       1.529        79,894
                                                                          2012   1.485       1.569       103,980
                                                                          2011   1.419       1.485       115,597
                                                                          2010   1.334       1.419       163,485
                                                                          2009   1.240       1.334       180,968
                                                                          2008   1.308       1.240       181,660
                                                                          2007   1.253       1.308       227,540
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.268       1.247       355,975
                                                                          2015   1.215       1.268       380,190
                                                                          2014   1.136       1.215       387,004
                                                                          2013   0.862       1.136       446,210
                                                                          2012   0.767       0.862       610,946
                                                                          2011   0.858       0.767       493,999
                                                                          2010   0.729       0.858       709,039
                                                                          2009   0.580       0.729       925,481
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   1.076       1.061        38,385
                                                                          2015   1.096       1.076        52,370
                                                                          2014   1.116       1.096        59,607
                                                                          2013   1.136       1.116        68,702
                                                                          2012   1.157       1.136       156,277
                                                                          2011   1.178       1.157       266,155
                                                                          2010   1.199       1.178       276,125
                                                                          2009   1.215       1.199       395,097
                                                                          2008   1.203       1.215       771,619
                                                                          2007   1.166       1.203       428,855
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.424       0.419            --

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2008   0.723       0.424       460,070
                                                                                 2007   0.765       0.723       486,918
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.460       0.480            --
                                                                                 2008   0.849       0.460     1,057,641
                                                                                 2007   0.832       0.849     1,317,625
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.157       1.273            --
                                                                                 2012   1.019       1.157       253,269
                                                                                 2011   1.107       1.019       290,991
                                                                                 2010   0.985       1.107       382,764
                                                                                 2009   0.824       0.985       533,193
                                                                                 2008   1.375       0.824       590,695
                                                                                 2007   1.345       1.375       755,426
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   0.901       0.932       266,814
                                                                                 2015   0.893       0.901       347,848
                                                                                 2014   0.818       0.893       365,354
                                                                                 2013   0.628       0.818       415,398
                                                                                 2012   0.577       0.628       443,942
                                                                                 2011   0.607       0.577       488,692
                                                                                 2010   0.536       0.607       571,866
                                                                                 2009   0.366       0.536       736,319
                                                                                 2008   0.686       0.366       864,473
                                                                                 2007   0.580       0.686     1,013,548
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.671       1.756        18,189
                                                                                 2015   1.659       1.671        19,156
                                                                                 2014   1.528       1.659        48,259
                                                                                 2013   1.290       1.528        48,259
                                                                                 2012   1.169       1.290        29,691
                                                                                 2011   1.146       1.169        29,691
                                                                                 2010   1.064       1.146            --
                                                                                 2009   0.919       1.064            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.353       1.426        96,087
                                                                                 2015   1.345       1.353        24,542
                                                                                 2014   1.238       1.345        24,548
                                                                                 2013   0.942       1.238        24,553
                                                                                 2012   0.850       0.942        58,670
                                                                                 2011   0.902       0.850        62,735
                                                                                 2010   0.820       0.902        67,216
                                                                                 2009   0.633       0.820        85,497
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.922       0.998            --
                                                                                 2010   0.811       0.922       145,659
                                                                                 2009   0.628       0.811       121,020
                                                                                 2008   1.074       0.628        14,940
                                                                                 2007   1.059       1.074        50,324
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.296       1.331        39,559
                                                                                 2015   1.327       1.296        27,274
                                                                                 2014   1.294       1.327       128,015
                                                                                 2013   1.263       1.294       166,203
                                                                                 2012   1.178       1.263       354,412
                                                                                 2011   1.161       1.178       151,715
                                                                                 2010   1.075       1.161       130,170
                                                                                 2009   0.908       1.075       136,767
                                                                                 2008   1.080       0.908       107,000
                                                                                 2007   1.041       1.080       128,604
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.310       1.365        85,979
                                                                                 2015   1.348       1.310        96,352
                                                                                 2014   1.308       1.348       107,359
                                                                                 2013   1.201       1.308       117,042
                                                                                 2012   1.097       1.201       335,706
                                                                                 2011   1.105       1.097       710,030
                                                                                 2010   1.009       1.105       843,380
                                                                                 2009   0.831       1.009       900,683
                                                                                 2008   1.079       0.831       221,749
                                                                                 2007   1.048       1.079       450,376
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.305       1.373       449,060

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.346       1.305        788,431
                                                                          2014   1.304       1.346        948,787
                                                                          2013   1.126       1.304      1,078,022
                                                                          2012   1.012       1.126      1,089,285
                                                                          2011   1.045       1.012      1,259,247
                                                                          2010   0.940       1.045      1,198,334
                                                                          2009   0.756       0.940      1,218,224
                                                                          2008   1.079       0.756      1,178,671
                                                                          2007   1.053       1.079      2,094,626
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2016   1.281       1.361        436,822
                                                                          2015   1.327       1.281        438,960
                                                                          2014   1.284       1.327        445,116
                                                                          2013   1.052       1.284        444,558
                                                                          2012   0.928       1.052        424,905
                                                                          2011   0.982       0.928        453,283
                                                                          2010   0.872       0.982        406,162
                                                                          2009   0.688       0.872        452,880
                                                                          2008   1.079       0.688        390,387
                                                                          2007   1.058       1.079        390,395
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2016   1.388       1.518        539,038
                                                                          2015   1.400       1.388        578,318
                                                                          2014   1.260       1.400        596,226
                                                                          2013   0.974       1.260        649,925
                                                                          2012   0.860       0.974        642,043
                                                                          2011   0.861       0.860        741,349
                                                                          2010   0.766       0.861        784,719
                                                                          2009   0.623       0.766        866,895
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............... 2016   1.918       2.053      2,995,989
                                                                          2015   1.960       1.918      3,728,749
                                                                          2014   1.841       1.960      4,493,268
                                                                          2013   1.578       1.841      5,454,630
                                                                          2012   1.443       1.578      6,525,554
                                                                          2011   1.438       1.443      7,347,226
                                                                          2010   1.332       1.438      9,026,145
                                                                          2009   1.146       1.332      9,491,992
                                                                          2008   1.502       1.146      9,827,561
                                                                          2007   1.468       1.502     11,715,396
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)...................... 2016   2.301       2.585             --
                                                                          2015   2.346       2.301             --
                                                                          2014   2.155       2.346             --
                                                                          2013   1.617       2.155             --
                                                                          2012   1.411       1.617             --
                                                                          2011   1.425       1.411             --
                                                                          2010   1.302       1.425             --
                                                                          2009   1.097       1.302             --
                                                                          2008   1.474       1.097             --
                                                                          2007   1.395       1.474        655,898
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2016   1.879       2.191         63,837
                                                                          2015   1.902       1.879         63,837
                                                                          2014   1.937       1.902         63,837
                                                                          2013   1.553       1.937         63,837
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2016   1.875       1.870        186,185
                                                                          2015   1.727       1.875        230,240
                                                                          2014   1.616       1.727        242,936
                                                                          2013   1.186       1.616        296,209
                                                                          2012   1.017       1.186        352,507
                                                                          2011   1.050       1.017        397,828
                                                                          2010   0.916       1.050        591,959
                                                                          2009   0.652       0.916        696,673
                                                                          2008   1.144       0.652        795,275
                                                                          2007   1.067       1.144      1,031,603
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.869       2.046        137,737

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.857       1.869       138,762
                                                                                   2014   1.773       1.857       139,675
                                                                                   2013   1.252       1.773       140,502
                                                                                   2012   1.100       1.252       139,890
                                                                                   2011   1.104       1.100       140,663
                                                                                   2010   0.835       1.104       150,461
                                                                                   2009   0.613       0.835       157,399
                                                                                   2008   0.934       0.613       189,170
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.151       1.194            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.186       1.181            --
                                                                                   2015   1.199       1.186            --
                                                                                   2014   1.185       1.199            --
                                                                                   2013   1.214       1.185            --
                                                                                   2012   1.194       1.214            --
                                                                                   2011   1.151       1.194            --
                                                                                   2010   1.106       1.151            --
                                                                                   2009   1.077       1.106            --
                                                                                   2008   1.099       1.077            --
                                                                                   2007   1.071       1.099            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.109       1.130            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.349       1.393            --
                                                                                   2008   1.310       1.349     3,478,390
                                                                                   2007   1.227       1.310     3,699,723
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.948       0.879            --
                                                                                   2007   0.875       0.948        31,826
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.377       1.490            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.923       2.052            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2007   1.172       1.276            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............................... 2009   0.753       0.730            --
                                                                                   2008   1.194       0.753       423,984
                                                                                   2007   1.245       1.194       462,061
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 2009   0.541       0.554            --
                                                                                   2008   0.967       0.541       137,420
                                                                                   2007   0.876       0.967       140,562





                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................ 2007   1.078       1.153            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........ 2016   2.635       2.603        93,351
                                                                   2015   2.510       2.635       101,056
                                                                   2014   2.499       2.510        78,160
                                                                   2013   1.971       2.499        91,705
                                                                   2012   1.638       1.971       164,491
                                                                   2011   1.832       1.638       170,582
                                                                   2010   1.670       1.832       228,142
                                                                   2009   1.195       1.670       227,881
                                                                   2008   1.976       1.195       196,025
                                                                   2007   1.753       1.976       322,640
 American Funds Growth Subaccount (Class 2) (11/99)............... 2016   2.353       2.529       146,275

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.243       2.353       154,435
                                                                                      2014   2.105       2.243        67,236
                                                                                      2013   1.648       2.105       175,341
                                                                                      2012   1.425       1.648       280,801
                                                                                      2011   1.516       1.425       294,277
                                                                                      2010   1.301       1.516       311,824
                                                                                      2009   0.951       1.301       328,613
                                                                                      2008   1.729       0.951       360,971
                                                                                      2007   1.568       1.729       501,271
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   2.041       2.234       122,237
                                                                                      2015   2.049       2.041       180,028
                                                                                      2014   1.887       2.049       216,736
                                                                                      2013   1.440       1.887       396,547
                                                                                      2012   1.248       1.440       478,951
                                                                                      2011   1.295       1.248       524,662
                                                                                      2010   1.184       1.295       694,442
                                                                                      2009   0.919       1.184       736,770
                                                                                      2008   1.507       0.919       805,816
                                                                                      2007   1.461       1.507     1,935,341
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.454       2.568            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.414       1.352            --
                                                                                      2007   1.345       1.414            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.160       1.095            --
                                                                                      2007   1.329       1.160            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   2.416       2.555            --
                                                                                      2015   2.451       2.416            --
                                                                                      2014   2.236       2.451            --
                                                                                      2013   1.739       2.236            --
                                                                                      2012   1.526       1.739            --
                                                                                      2011   1.599       1.526            --
                                                                                      2010   1.393       1.599            --
                                                                                      2009   1.047       1.393            --
                                                                                      2008   1.862       1.047            --
                                                                                      2007   1.617       1.862            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.271       2.289            --
                                                                                      2015   2.290       2.271            --
                                                                                      2014   2.108       2.290            --
                                                                                      2013   1.553       2.108            --
                                                                                      2012   1.294       1.553            --
                                                                                      2011   1.356       1.294            --
                                                                                      2010   1.171       1.356            --
                                                                                      2009   0.878       1.171            --
                                                                                      2008   1.525       0.878            --
                                                                                      2007   1.456       1.525            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   2.876       3.160        38,094
                                                                                      2015   2.979       2.876        47,782
                                                                                      2014   2.862       2.979        26,860
                                                                                      2013   2.145       2.862        60,692
                                                                                      2012   1.908       2.145        80,263
                                                                                      2011   2.180       1.908        75,864
                                                                                      2010   1.727       2.180        92,913
                                                                                      2009   1.259       1.727        98,387
                                                                                      2008   2.124       1.259       124,459
                                                                                      2007   1.876       2.124       235,956
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.077       2.797            --
                                                                                      2007   2.434       3.077       192,608
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2016   1.650       1.736        69,947

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.797       1.650        72,451
                                                                                  2014   2.060       1.797        34,462
                                                                                  2013   1.707       2.060        43,238
                                                                                  2012   1.471       1.707        63,458
                                                                                  2011   1.676       1.471        66,097
                                                                                  2010   1.575       1.676        67,390
                                                                                  2009   1.171       1.575        84,431
                                                                                  2008   2.001       1.171        98,471
                                                                                  2007   1.765       2.001       120,426
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.481       1.501            --
                                                                                  2009   1.201       1.481            --
                                                                                  2008   1.724       1.201            --
                                                                                  2007   1.443       1.724            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.510       1.421            --
                                                                                  2007   1.407       1.510            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.697       1.815            --
                                                                                  2010   1.390       1.697            --
                                                                                  2009   0.902       1.390            --
                                                                                  2008   1.641       0.902            --
                                                                                  2007   1.374       1.641            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.631       2.614        27,783
                                                                                  2015   2.728       2.631        36,234
                                                                                  2014   2.308       2.728        77,438
                                                                                  2013   1.591       2.308        90,275
                                                                                  2012   1.365       1.591       157,067
                                                                                  2011   1.357       1.365       159,513
                                                                                  2010   1.106       1.357       184,261
                                                                                  2009   0.837       1.106       189,411
                                                                                  2008   1.431       0.837       201,877
                                                                                  2007   1.487       1.431       214,020
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.778       1.786            --
                                                                                  2013   1.370       1.778        48,966
                                                                                  2012   1.214       1.370       127,448
                                                                                  2011   1.318       1.214       140,996
                                                                                  2010   1.152       1.318       158,921
                                                                                  2009   0.907       1.152       171,979
                                                                                  2008   1.457       0.907       190,799
                                                                                  2007   1.524       1.457       209,031
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.149       2.315        43,910
                                                                                  2015   2.154       2.149        44,957
                                                                                  2014   1.977       2.154        72,735
                                                                                  2013   1.549       1.977        66,211
                                                                                  2012   1.361       1.549       123,599
                                                                                  2011   1.351       1.361       123,820
                                                                                  2010   1.222       1.351       137,290
                                                                                  2009   1.020       1.222       139,786
                                                                                  2008   1.469       1.020       124,017
                                                                                  2007   1.422       1.469       126,442
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.204       2.323         5,897
                                                                                  2015   2.045       2.204        24,824
                                                                                  2014   1.827       2.045        22,337
                                                                                  2013   1.350       1.827        22,343
                                                                                  2012   1.143       1.350        29,883
                                                                                  2011   1.172       1.143        29,904
                                                                                  2010   1.087       1.172        29,928
                                                                                  2009   0.778       1.087        29,954
                                                                                  2008   1.263       0.778        29,981
                                                                                  2007   1.264       1.263        30,004
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   2.047       2.270            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.146       2.047         8,287
                                                                                  2014   1.957       2.146         8,287
                                                                                  2013   1.506       1.957         8,287
                                                                                  2012   1.317       1.506        11,673
                                                                                  2011   1.278       1.317        11,682
                                                                                  2010   1.190       1.278        11,693
                                                                                  2009   0.973       1.190        11,883
                                                                                  2008   1.540       0.973        21,506
                                                                                  2007   1.510       1.540        21,521
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.788       2.896        18,823
                                                                                  2015   2.970       2.788        19,265
                                                                                  2014   2.907       2.970        34,045
                                                                                  2013   2.014       2.907        34,158
                                                                                  2012   1.718       2.014        35,581
                                                                                  2011   1.726       1.718        36,023
                                                                                  2010   1.404       1.726        53,322
                                                                                  2009   1.002       1.404        55,440
                                                                                  2008   1.722       1.002        66,582
                                                                                  2007   1.594       1.722        70,817
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.894       0.870            --
                                                                                  2008   1.458       0.894       138,010
                                                                                  2007   1.415       1.458       148,013
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.968       0.956            --
                                                                                  2010   0.903       0.968            --
                                                                                  2009   0.784       0.903        10,692
                                                                                  2008   1.013       0.784        10,692
                                                                                  2007   1.018       1.013        10,692
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.475       1.546            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.213       1.263            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.444       1.493            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.345       1.404            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.473       1.529            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.649       1.816            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.599       1.540            --
                                                                                  2007   1.536       1.599            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2016   1.910       2.144            --
                                                                                  2015   2.019       1.910            --
                                                                                  2014   1.986       2.019            --
                                                                                  2013   1.841       1.986            --
                                                                                  2012   1.604       1.841            --
                                                                                  2011   1.593       1.604            --
                                                                                  2010   1.396       1.593            --
                                                                                  2009   0.965       1.396            --
                                                                                  2008   1.295       0.965            --
                                                                                  2007   1.284       1.295            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2016   1.124       1.116            --
                                                                                  2015   1.160       1.124            --
                                                                                  2014   1.039       1.160            --
                                                                                  2013   1.020       1.039            --
                                                                                  2012   0.823       1.020            --
                                                                                  2011   0.885       0.823            --
                                                                                  2010   0.775       0.885            --
                                                                                  2009   0.584       0.775           136
                                                                                  2008   1.019       0.584           138
                                                                                  2007   1.218       1.019        58,564
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............... 2014   2.428       2.527            --

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.916       2.428         1,264
                                                                            2012   1.589       1.916         6,513
                                                                            2011   1.747       1.589         6,518
                                                                            2010   1.622       1.747         7,837
                                                                            2009   1.154       1.622         7,844
                                                                            2008   2.021       1.154         2,595
                                                                            2007   1.579       2.021            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   2.672       2.702         1,256
                                                                            2015   2.830       2.672         1,259
                                                                            2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   2.126       2.262        12,526
                                                                            2015   2.263       2.126        22,518
                                                                            2014   2.440       2.263        35,617
                                                                            2013   1.900       2.440        48,819
                                                                            2012   1.495       1.900        67,547
                                                                            2011   1.771       1.495        70,438
                                                                            2010   1.546       1.771        68,939
                                                                            2009   1.013       1.546        70,829
                                                                            2008   1.741       1.013        76,457
                                                                            2007   1.789       1.741        86,934
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   1.923       2.214            --
                                                                            2015   2.083       1.923            --
                                                                            2014   1.941       2.083            --
                                                                            2013   1.461       1.941            --
                                                                            2012   1.256       1.461            --
                                                                            2011   1.298       1.256            --
                                                                            2010   1.151       1.298            --
                                                                            2009   0.924       1.151            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.273       1.443        74,176
                                                                            2015   1.425       1.273       103,815
                                                                            2014   1.324       1.425        64,186
                                                                            2013   1.035       1.324       142,323
                                                                            2012   0.919       1.035       174,531
                                                                            2011   0.972       0.919       180,527
                                                                            2010   0.789       0.972       197,887
                                                                            2009   0.635       0.789       205,212
                                                                            2008   1.057       0.635       324,370
                                                                            2007   1.070       1.057       523,815
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2016   2.237       2.453            --
                                                                            2015   2.311       2.237            --
                                                                            2014   2.177       2.311            --
                                                                            2013   1.578       2.177            --
                                                                            2012   1.356       1.578            --
                                                                            2011   1.393       1.356            --
                                                                            2010   1.122       1.393            --
                                                                            2009   0.852       1.122            --
                                                                            2008   1.413       0.852        14,217
                                                                            2007   1.292       1.413            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2016   1.755       2.255         2,471
                                                                            2015   1.928       1.755         2,472
                                                                            2014   1.876       1.928         2,473
                                                                            2013   1.434       1.876         2,474
                                                                            2012   1.263       1.434        15,736
                                                                            2011   1.432       1.263         3,836
                                                                            2010   1.220       1.432         2,479
                                                                            2009   0.963       1.220         2,482
                                                                            2008   1.312       0.963         2,484
                                                                            2007   1.350       1.312         2,486
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913       0.902            --
                                                                            2008   1.244       0.913            --
                                                                            2007   1.192       1.244            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   1.918       1.974            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.991       1.918            --
                                                                               2014   1.930       1.991            --
                                                                               2013   1.817       1.930            --
                                                                               2012   1.635       1.817            --
                                                                               2011   1.589       1.635            --
                                                                               2010   1.430       1.589            --
                                                                               2009   1.063       1.430            --
                                                                               2008   1.327       1.063            --
                                                                               2007   1.265       1.327            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   1.940       2.130            --
                                                                               2015   2.289       1.940            --
                                                                               2014   2.487       2.289            --
                                                                               2013   2.661       2.487            --
                                                                               2012   2.277       2.661            --
                                                                               2011   2.843       2.277            --
                                                                               2010   2.335       2.843            --
                                                                               2009   1.406       2.335            --
                                                                               2008   3.211       1.406            --
                                                                               2007   2.552       3.211            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.281       2.125        38,350
                                                                               2008   2.801       1.281        22,733
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.824       0.783            --
                                                                               2008   1.464       0.824       155,432
                                                                               2007   1.332       1.464       150,905
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.531       1.604            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.102       2.235            --
                                                                               2015   2.050       2.102            --
                                                                               2014   1.838       2.050            --
                                                                               2013   1.395       1.838            --
                                                                               2012   1.252       1.395            --
                                                                               2011   1.273       1.252            --
                                                                               2010   1.152       1.273            --
                                                                               2009   0.985       1.152            --
                                                                               2008   1.600       0.985            --
                                                                               2007   1.590       1.600            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.225       1.311            --
                                                                               2015   1.274       1.225            --
                                                                               2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.228       1.582        92,154
                                                                               2015   1.322       1.228       106,657
                                                                               2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.737       1.690            --
                                                                               2015   1.801       1.737            --
                                                                               2014   1.972       1.801            --
                                                                               2013   1.685       1.972            --
                                                                               2012   1.471       1.685            --
                                                                               2011   1.678       1.471            --
                                                                               2010   1.534       1.678            --
                                                                               2009   1.188       1.534        20,374
                                                                               2008   2.099       1.188            --
                                                                               2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.066       1.154            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.031       1.066            --
                                                                          2011   1.109       1.031            --
                                                                          2010   0.919       1.109            --
                                                                          2009   0.685       0.919            --
                                                                          2008   1.131       0.685            --
                                                                          2007   1.278       1.131            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.875       1.685            --
                                                                          2015   2.011       1.875            --
                                                                          2014   2.028       2.011            --
                                                                          2013   1.486       2.028            --
                                                                          2012   1.385       1.486            --
                                                                          2011   1.516       1.385            --
                                                                          2010   1.169       1.516            --
                                                                          2009   0.757       1.169            --
                                                                          2008   1.367       0.757            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.362       1.340       258,176
                                                                          2015   1.335       1.362       259,729
                                                                          2014   1.331       1.335       266,709
                                                                          2013   1.067       1.331       294,444
                                                                          2012   0.897       1.067       125,810
                                                                          2011   0.998       0.897       130,285
                                                                          2010   0.877       0.998       135,170
                                                                          2009   0.639       0.877       141,268
                                                                          2008   1.095       0.639       145,760
                                                                          2007   1.049       1.095       153,330
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.372       1.417       120,245
                                                                          2015   1.440       1.372       143,663
                                                                          2014   1.422       1.440        65,281
                                                                          2013   1.591       1.422        43,335
                                                                          2012   1.483       1.591       280,371
                                                                          2011   1.355       1.483       254,045
                                                                          2010   1.278       1.355        80,447
                                                                          2009   1.100       1.278        86,632
                                                                          2008   1.200       1.100        82,526
                                                                          2007   1.135       1.200        84,984
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.527       1.538       156,689
                                                                          2015   1.555       1.527       167,532
                                                                          2014   1.521       1.555        81,800
                                                                          2013   1.579       1.521       193,144
                                                                          2012   1.472       1.579       818,545
                                                                          2011   1.454       1.472       880,279
                                                                          2010   1.369       1.454       952,272
                                                                          2009   1.231       1.369     1,006,088
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.957       1.967            --
                                                                          2015   1.992       1.957        24,440
                                                                          2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.822       1.866            --
                                                                          2015   1.880       1.822        29,921
                                                                          2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.606       1.677            --
                                                                          2012   1.459       1.606            --
                                                                          2011   1.808       1.459            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.383       1.575            --
                                                                          2015   1.462       1.383            --
                                                                          2014   1.314       1.462            --
                                                                          2013   1.001       1.314            --
                                                                          2012   0.864       1.001            --
                                                                          2011   0.917       0.864            --
                                                                          2010   0.798       0.917            --
                                                                          2009   0.687       0.798            --
                                                                          2008   1.098       0.687            --
                                                                          2007   1.076       1.098            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.845       2.102        28,172
                                                                          2015   1.948       1.845        32,318
                                                                          2014   1.788       1.948        36,557
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.344       1.361            --
                                                                          2015   1.361       1.344            --
                                                                          2014   1.295       1.361            --
                                                                          2013   1.329       1.295            --
                                                                          2012   1.259       1.329            --
                                                                          2011   1.204       1.259            --
                                                                          2010   1.132       1.204            --
                                                                          2009   1.053       1.132            --
                                                                          2008   1.111       1.053            --
                                                                          2007   1.065       1.111            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.753       1.722            --
                                                                          2015   1.680       1.753            --
                                                                          2014   1.572       1.680            --
                                                                          2013   1.193       1.572        80,305
                                                                          2012   1.063       1.193        85,274
                                                                          2011   1.189       1.063        94,602
                                                                          2010   1.011       1.189       116,003
                                                                          2009   0.804       1.011       134,412
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.942       0.928            --
                                                                          2015   0.960       0.942            --
                                                                          2014   0.978       0.960            --
                                                                          2013   0.996       0.978            --
                                                                          2012   1.015       0.996            --
                                                                          2011   1.034       1.015            --
                                                                          2010   1.053       1.034            --
                                                                          2009   1.068       1.053            --
                                                                          2008   1.058       1.068            --
                                                                          2007   1.026       1.058            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.747       0.738            --
                                                                          2008   1.273       0.747         2,592
                                                                          2007   1.346       1.273         2,784
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.722       0.753            --
                                                                          2008   1.334       0.722            --
                                                                          2007   1.307       1.334            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.157       1.272            --
                                                                          2012   1.019       1.157        45,386
                                                                          2011   1.107       1.019        46,984
                                                                          2010   0.985       1.107        49,178
                                                                          2009   0.825       0.985        51,008
                                                                          2008   1.377       0.825        51,630
                                                                          2007   1.348       1.377        57,807
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   2.044       2.113            --
                                                                          2015   2.026       2.044            --
                                                                          2014   1.859       2.026            --
                                                                          2013   1.427       1.859            --
                                                                          2012   1.312       1.427            --
                                                                          2011   1.379       1.312            --
                                                                          2010   1.220       1.379            --
                                                                          2009   0.833       1.220            --
                                                                          2008   1.563       0.833            --
                                                                          2007   1.323       1.563            --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)................. 2016   1.661       1.745            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.650       1.661            --
                                                                                 2014   1.520       1.650            --
                                                                                 2013   1.284       1.520            --
                                                                                 2012   1.164       1.284            --
                                                                                 2011   1.142       1.164            --
                                                                                 2010   1.061       1.142            --
                                                                                 2009   0.916       1.061            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.769       1.864        26,441
                                                                                 2015   1.759       1.769            --
                                                                                 2014   1.620       1.759            --
                                                                                 2013   1.234       1.620            --
                                                                                 2012   1.114       1.234            --
                                                                                 2011   1.183       1.114            --
                                                                                 2010   1.076       1.183            --
                                                                                 2009   0.830       1.076            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.920       0.996            --
                                                                                 2010   0.810       0.920            --
                                                                                 2009   0.627       0.810            --
                                                                                 2008   1.073       0.627            --
                                                                                 2007   1.059       1.073            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.290       1.324            --
                                                                                 2015   1.322       1.290            --
                                                                                 2014   1.289       1.322            --
                                                                                 2013   1.259       1.289            --
                                                                                 2012   1.175       1.259            --
                                                                                 2011   1.159       1.175            --
                                                                                 2010   1.073       1.159            --
                                                                                 2009   0.907       1.073            --
                                                                                 2008   1.079       0.907            --
                                                                                 2007   1.041       1.079            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.303       1.357        27,672
                                                                                 2015   1.342       1.303        27,672
                                                                                 2014   1.303       1.342        27,672
                                                                                 2013   1.197       1.303        27,672
                                                                                 2012   1.094       1.197        27,672
                                                                                 2011   1.103       1.094        27,672
                                                                                 2010   1.007       1.103       434,498
                                                                                 2009   0.829       1.007       448,087
                                                                                 2008   1.078       0.829       448,099
                                                                                 2007   1.047       1.078        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.299       1.366            --
                                                                                 2015   1.340       1.299       250,541
                                                                                 2014   1.299       1.340       250,633
                                                                                 2013   1.122       1.299       250,722
                                                                                 2012   1.009       1.122       250,821
                                                                                 2011   1.042       1.009       250,931
                                                                                 2010   0.938       1.042       251,052
                                                                                 2009   0.755       0.938       251,179
                                                                                 2008   1.078       0.755       251,316
                                                                                 2007   1.053       1.078       251,440
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.275       1.354        56,366
                                                                                 2015   1.322       1.275        56,396
                                                                                 2014   1.279       1.322        58,793
                                                                                 2013   1.048       1.279       107,948
                                                                                 2012   0.926       1.048       239,978
                                                                                 2011   0.980       0.926        56,531
                                                                                 2010   0.870       0.980       563,194
                                                                                 2009   0.687       0.870       563,253
                                                                                 2008   1.078       0.687       563,315
                                                                                 2007   1.058       1.078       492,221
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   1.996       2.182            --
                                                                                 2015   2.015       1.996            --
                                                                                 2014   1.815       2.015           599
                                                                                 2013   1.404       1.815        91,781
                                                                                 2012   1.239       1.404        83,620
                                                                                 2011   1.242       1.239       140,338
                                                                                 2010   1.105       1.242       113,753
                                                                                 2009   0.899       1.105       131,834

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2016   1.710       1.829        78,468
                                                                                   2015   1.748       1.710       113,626
                                                                                   2014   1.642       1.748       146,200
                                                                                   2013   1.409       1.642       198,898
                                                                                   2012   1.289       1.409       227,419
                                                                                   2011   1.284       1.289       242,128
                                                                                   2010   1.191       1.284       258,735
                                                                                   2009   1.025       1.191       287,576
                                                                                   2008   1.344       1.025       314,857
                                                                                   2007   1.314       1.344       352,243
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.281       2.561            --
                                                                                   2015   2.327       2.281            --
                                                                                   2014   2.139       2.327            --
                                                                                   2013   1.605       2.139            --
                                                                                   2012   1.402       1.605            --
                                                                                   2011   1.416       1.402            --
                                                                                   2010   1.295       1.416            --
                                                                                   2009   1.091       1.295            --
                                                                                   2008   1.472       1.091            --
                                                                                   2007   1.393       1.472       116,052
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   2.010       2.342            --
                                                                                   2015   2.036       2.010            --
                                                                                   2014   2.074       2.036            --
                                                                                   2013   1.663       2.074            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.866       1.860        10,536
                                                                                   2015   1.720       1.866        10,753
                                                                                   2014   1.610       1.720        11,612
                                                                                   2013   1.182       1.610        12,004
                                                                                   2012   1.014       1.182        11,173
                                                                                   2011   1.047       1.014        12,125
                                                                                   2010   0.914       1.047        12,262
                                                                                   2009   0.651       0.914        12,362
                                                                                   2008   1.143       0.651        12,086
                                                                                   2007   1.067       1.143        52,036
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.186       2.393            --
                                                                                   2015   2.174       2.186            --
                                                                                   2014   2.076       2.174            --
                                                                                   2013   1.467       2.076            --
                                                                                   2012   1.289       1.467            --
                                                                                   2011   1.295       1.289            --
                                                                                   2010   0.979       1.295            --
                                                                                   2009   0.720       0.979            --
                                                                                   2008   1.097       0.720            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.150       1.192            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.179       1.174            --
                                                                                   2015   1.192       1.179            --
                                                                                   2014   1.180       1.192            --
                                                                                   2013   1.209       1.180            --
                                                                                   2012   1.190       1.209            --
                                                                                   2011   1.147       1.190            --
                                                                                   2010   1.102       1.147            --
                                                                                   2009   1.075       1.102            --
                                                                                   2008   1.097       1.075            --
                                                                                   2007   1.069       1.097            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.109       1.130            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.189       1.227            --
                                                                                   2008   1.156       1.189     1,070,964
                                                                                   2007   1.082       1.156       355,704
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.480       1.372            --
                                                                                   2007   1.366       1.480            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.861       2.013            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.855       1.979            --
Trust for Advised Portfolios

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.543       1.656    --
                                                                      2013   1.324       1.543    --
                                                                      2012   1.219       1.324    --
                                                                      2011   1.242       1.219    --
                                                                      2010   1.128       1.242    --
                                                                      2009   0.935       1.128    --
                                                                      2008   1.274       0.935    --
                                                                      2007   1.170       1.274    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01).................. 2009   0.922       1.162    --
                                                                      2008   1.463       0.922    --
                                                                      2007   1.526       1.463    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).............. 2009   0.791       0.810    --
                                                                      2008   1.415       0.791    --
                                                                      2007   1.282       1.415    --





                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.078       1.153            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............... 2016   1.981       1.955        43,029
                                                                          2015   1.888       1.981        46,312
                                                                          2014   1.880       1.888        71,563
                                                                          2013   1.484       1.880       103,400
                                                                          2012   1.234       1.484       119,189
                                                                          2011   1.380       1.234       121,660
                                                                          2010   1.259       1.380       163,482
                                                                          2009   0.901       1.259       176,849
                                                                          2008   1.491       0.901       190,852
                                                                          2007   1.324       1.491       234,135
 American Funds Growth Subaccount (Class 2) (11/99)...................... 2016   1.853       1.990       142,349
                                                                          2015   1.767       1.853       149,000
                                                                          2014   1.660       1.767       178,419
                                                                          2013   1.300       1.660       230,441
                                                                          2012   1.124       1.300       258,562
                                                                          2011   1.197       1.124       287,943
                                                                          2010   1.028       1.197       395,185
                                                                          2009   0.751       1.028       443,485
                                                                          2008   1.367       0.751       454,456
                                                                          2007   1.240       1.367       508,618
 American Funds Growth-Income Subaccount (Class 2) (11/99)............... 2016   1.638       1.793       164,755
                                                                          2015   1.646       1.638       171,859
                                                                          2014   1.516       1.646       216,802
                                                                          2013   1.157       1.516       320,493
                                                                          2012   1.004       1.157       356,278
                                                                          2011   1.042       1.004       366,670
                                                                          2010   0.953       1.042       435,351
                                                                          2009   0.740       0.953       453,586
                                                                          2008   1.214       0.740       455,837
                                                                          2007   1.178       1.214       512,162
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).................. 2007   1.589       1.663            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)............. 2008   1.213       1.159            --
                                                                          2007   1.154       1.213            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)....... 2008   0.943       0.889            --
                                                                          2007   1.080       0.943            --
Fidelity(Reg. TM) Variable Insurance Products

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   1.844       1.949            --
                                                                                      2015   1.872       1.844            --
                                                                                      2014   1.709       1.872            --
                                                                                      2013   1.330       1.709            --
                                                                                      2012   1.167       1.330            --
                                                                                      2011   1.223       1.167            --
                                                                                      2010   1.066       1.223            --
                                                                                      2009   0.802       1.066            --
                                                                                      2008   1.427       0.802            --
                                                                                      2007   1.240       1.427            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.046       2.061            --
                                                                                      2015   2.065       2.046            --
                                                                                      2014   1.901       2.065            --
                                                                                      2013   1.402       1.901            --
                                                                                      2012   1.169       1.402            --
                                                                                      2011   1.225       1.169            --
                                                                                      2010   1.058       1.225            --
                                                                                      2009   0.794       1.058            --
                                                                                      2008   1.380       0.794            --
                                                                                      2007   1.318       1.380            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   1.922       2.111         5,606
                                                                                      2015   1.991       1.922         5,728
                                                                                      2014   1.914       1.991         6,203
                                                                                      2013   1.436       1.914         6,345
                                                                                      2012   1.277       1.436         7,019
                                                                                      2011   1.460       1.277         7,062
                                                                                      2010   1.158       1.460        25,044
                                                                                      2009   0.844       1.158        63,475
                                                                                      2008   1.425       0.844        67,388
                                                                                      2007   1.259       1.425        85,363
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   1.924       1.748            --
                                                                                      2007   1.523       1.924        68,269
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2016   1.191       1.253        34,618
                                                                                      2015   1.299       1.191        34,475
                                                                                      2014   1.489       1.299        18,337
                                                                                      2013   1.234       1.489        30,536
                                                                                      2012   1.064       1.234        44,636
                                                                                      2011   1.214       1.064        47,749
                                                                                      2010   1.141       1.214        65,068
                                                                                      2009   0.849       1.141       110,227
                                                                                      2008   1.451       0.849       126,501
                                                                                      2007   1.281       1.451       143,619
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.212       1.228            --
                                                                                      2009   0.983       1.212            --
                                                                                      2008   1.412       0.983            --
                                                                                      2007   1.183       1.412            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   1.295       1.219            --
                                                                                      2007   1.207       1.295            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   1.469       1.571            --
                                                                                      2010   1.203       1.469            --
                                                                                      2009   0.782       1.203            --
                                                                                      2008   1.422       0.782            --
                                                                                      2007   1.191       1.422            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.162       2.147            --
                                                                                      2015   2.243       2.162            --
                                                                                      2014   1.898       2.243        10,482
                                                                                      2013   1.309       1.898        11,905
                                                                                      2012   1.124       1.309        18,545
                                                                                      2011   1.118       1.124        20,960
                                                                                      2010   0.911       1.118        34,816
                                                                                      2009   0.690       0.911        37,114
                                                                                      2008   1.181       0.690        32,897
                                                                                      2007   1.227       1.181        34,148
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)............... 2014   1.443       1.450            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.113       1.443           --
                                                                                  2012   0.987       1.113        3,441
                                                                                  2011   1.072       0.987        6,218
                                                                                  2010   0.937       1.072        6,227
                                                                                  2009   0.738       0.937        6,238
                                                                                  2008   1.186       0.738        6,249
                                                                                  2007   1.241       1.186        6,258
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.773       1.910           --
                                                                                  2015   1.779       1.773           --
                                                                                  2014   1.633       1.779           --
                                                                                  2013   1.281       1.633        8,376
                                                                                  2012   1.126       1.281        8,376
                                                                                  2011   1.118       1.126        8,376
                                                                                  2010   1.012       1.118       32,382
                                                                                  2009   0.844       1.012       32,395
                                                                                  2008   1.218       0.844        8,387
                                                                                  2007   1.179       1.218        8,391
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.949       2.053           --
                                                                                  2015   1.809       1.949           --
                                                                                  2014   1.617       1.809           --
                                                                                  2013   1.196       1.617       16,859
                                                                                  2012   1.013       1.196       18,740
                                                                                  2011   1.039       1.013       20,915
                                                                                  2010   0.964       1.039       23,137
                                                                                  2009   0.690       0.964       25,534
                                                                                  2008   1.121       0.690       25,545
                                                                                  2007   1.122       1.121       35,844
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   1.641       1.820           --
                                                                                  2015   1.722       1.641           --
                                                                                  2014   1.571       1.722        2,643
                                                                                  2013   1.210       1.571        2,645
                                                                                  2012   1.058       1.210        2,648
                                                                                  2011   1.028       1.058        2,651
                                                                                  2010   0.957       1.028        2,655
                                                                                  2009   0.783       0.957        2,659
                                                                                  2008   1.240       0.783        2,663
                                                                                  2007   1.217       1.240        2,667
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.076       2.155           --
                                                                                  2015   2.212       2.076           --
                                                                                  2014   2.166       2.212           --
                                                                                  2013   1.501       2.166           --
                                                                                  2012   1.281       1.501           --
                                                                                  2011   1.288       1.281           --
                                                                                  2010   1.049       1.288           --
                                                                                  2009   0.749       1.049       29,903
                                                                                  2008   1.287       0.749       29,903
                                                                                  2007   1.192       1.287       41,790
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.734       0.713           --
                                                                                  2008   1.196       0.734       11,922
                                                                                  2007   1.162       1.196       11,929
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.973       0.961           --
                                                                                  2010   0.908       0.973           --
                                                                                  2009   0.789       0.908           --
                                                                                  2008   1.020       0.789       10,595
                                                                                  2007   1.025       1.020       10,595
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.201       1.259           --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.081       1.125           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.191       1.232           --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.136       1.185           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.182       1.227           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.185       1.305           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.183       1.139            --
                                                                          2007   1.137       1.183            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   1.596       1.791            --
                                                                          2015   1.688       1.596            --
                                                                          2014   1.662       1.688            --
                                                                          2013   1.541       1.662            --
                                                                          2012   1.344       1.541            --
                                                                          2011   1.335       1.344            --
                                                                          2010   1.170       1.335            --
                                                                          2009   0.809       1.170            --
                                                                          2008   1.087       0.809            --
                                                                          2007   1.078       1.087            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.119       1.111        14,346
                                                                          2015   1.155       1.119        14,792
                                                                          2014   1.035       1.155        16,143
                                                                          2013   1.017       1.035        27,095
                                                                          2012   0.821       1.017        42,819
                                                                          2011   0.883       0.821        43,275
                                                                          2010   0.774       0.883        46,512
                                                                          2009   0.584       0.774        52,698
                                                                          2008   1.018       0.584        77,047
                                                                          2007   1.218       1.018       106,262
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.813       1.886            --
                                                                          2013   1.431       1.813         9,829
                                                                          2012   1.188       1.431         9,836
                                                                          2011   1.306       1.188         9,844
                                                                          2010   1.214       1.306         9,853
                                                                          2009   0.864       1.214         9,863
                                                                          2008   1.514       0.864        31,225
                                                                          2007   1.183       1.514            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   1.993       2.014         9,812
                                                                          2015   2.112       1.993         9,818
                                                                          2014   1.881       2.112         9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   1.598       1.700        24,899
                                                                          2015   1.702       1.598        25,249
                                                                          2014   1.837       1.702        33,442
                                                                          2013   1.431       1.837        43,971
                                                                          2012   1.127       1.431        53,017
                                                                          2011   1.335       1.127        50,090
                                                                          2010   1.166       1.335        60,963
                                                                          2009   0.764       1.166        61,576
                                                                          2008   1.314       0.764        73,965
                                                                          2007   1.351       1.314        70,077
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.473       1.696            --
                                                                          2015   1.597       1.473            --
                                                                          2014   1.489       1.597            --
                                                                          2013   1.121       1.489            --
                                                                          2012   0.964       1.121            --
                                                                          2011   0.997       0.964            --
                                                                          2010   0.884       0.997            --
                                                                          2009   0.710       0.884            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.267       1.436         1,251
                                                                          2015   1.418       1.267         1,258
                                                                          2014   1.318       1.418         1,265
                                                                          2013   1.031       1.318        13,266
                                                                          2012   0.916       1.031        23,713
                                                                          2011   0.970       0.916        26,648
                                                                          2010   0.787       0.970        27,519
                                                                          2009   0.634       0.787        28,499
                                                                          2008   1.056       0.634        43,072
                                                                          2007   1.070       1.056        61,135
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.225       2.439            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.300       2.225           --
                                                                              2014   2.167       2.300           --
                                                                              2013   1.572       2.167           --
                                                                              2012   1.352       1.572           --
                                                                              2011   1.389       1.352           --
                                                                              2010   1.120       1.389           --
                                                                              2009   0.850       1.120           --
                                                                              2008   1.411       0.850           --
                                                                              2007   1.291       1.411           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.746       2.241           --
                                                                              2015   1.918       1.746           --
                                                                              2014   1.868       1.918           --
                                                                              2013   1.429       1.868           --
                                                                              2012   1.259       1.429           --
                                                                              2011   1.428       1.259           --
                                                                              2010   1.217       1.428           --
                                                                              2009   0.961       1.217           --
                                                                              2008   1.310       0.961           --
                                                                              2007   1.348       1.310           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.849       0.839           --
                                                                              2008   1.157       0.849           --
                                                                              2007   1.109       1.157           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.681       1.730           --
                                                                              2015   1.746       1.681           --
                                                                              2014   1.693       1.746           --
                                                                              2013   1.595       1.693           --
                                                                              2012   1.436       1.595           --
                                                                              2011   1.396       1.436           --
                                                                              2010   1.258       1.396           --
                                                                              2009   0.935       1.258           --
                                                                              2008   1.167       0.935           --
                                                                              2007   1.114       1.167           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.251       1.373           --
                                                                              2015   1.477       1.251           --
                                                                              2014   1.605       1.477           --
                                                                              2013   1.719       1.605           --
                                                                              2012   1.471       1.719           --
                                                                              2011   1.838       1.471           --
                                                                              2010   1.510       1.838           --
                                                                              2009   0.910       1.510           --
                                                                              2008   2.079       0.910           --
                                                                              2007   1.653       2.079           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   0.801       1.327       53,438
                                                                              2008   1.751       0.801       60,100
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.702       0.666           --
                                                                              2008   1.247       0.702           --
                                                                              2007   1.135       1.247           --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.225       1.283           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.674       1.779           --
                                                                              2015   1.634       1.674           --
                                                                              2014   1.465       1.634           --
                                                                              2013   1.113       1.465           --
                                                                              2012   1.000       1.113           --
                                                                              2011   1.017       1.000           --
                                                                              2010   0.920       1.017           --
                                                                              2009   0.787       0.920           --
                                                                              2008   1.279       0.787           --
                                                                              2007   1.272       1.279           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.219       1.304           --
                                                                              2015   1.268       1.219           --
                                                                              2014   1.230       1.268           --
                                                                              2013   0.968       1.230           --
                                                                              2012   0.845       0.968           --
                                                                              2011   0.990       0.845           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.222       1.573           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.316       1.222            --
                                                                               2014   1.319       1.316        18,091
                                                                               2013   1.015       1.319        17,146
                                                                               2012   0.877       1.015        19,844
                                                                               2011   0.982       0.877        20,036
                                                                               2010   0.835       0.982        38,987
                                                                               2009   0.673       0.835        40,673
                                                                               2008   0.977       0.673        44,010
                                                                               2007   1.027       0.977        62,752
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.280       1.245            --
                                                                               2015   1.328       1.280            --
                                                                               2014   1.455       1.328            --
                                                                               2013   1.243       1.455            --
                                                                               2012   1.086       1.243            --
                                                                               2011   1.239       1.086            --
                                                                               2010   1.134       1.239            --
                                                                               2009   0.878       1.134            --
                                                                               2008   1.553       0.878            --
                                                                               2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.062       1.149            --
                                                                               2012   1.028       1.062            --
                                                                               2011   1.106       1.028            --
                                                                               2010   0.917       1.106            --
                                                                               2009   0.684       0.917            --
                                                                               2008   1.129       0.684            --
                                                                               2007   1.277       1.129            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.593       1.431            --
                                                                               2015   1.709       1.593            --
                                                                               2014   1.725       1.709            --
                                                                               2013   1.264       1.725            --
                                                                               2012   1.179       1.264            --
                                                                               2011   1.291       1.179            --
                                                                               2010   0.996       1.291            --
                                                                               2009   0.646       0.996            --
                                                                               2008   1.166       0.646            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.355       1.333       157,943
                                                                               2015   1.329       1.355       158,347
                                                                               2014   1.326       1.329       159,520
                                                                               2013   1.063       1.326       195,087
                                                                               2012   0.894       1.063         6,785
                                                                               2011   0.995       0.894         6,793
                                                                               2010   0.875       0.995        24,408
                                                                               2009   0.638       0.875        24,771
                                                                               2008   1.094       0.638        18,596
                                                                               2007   1.049       1.094        19,074
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.208       1.247            --
                                                                               2015   1.269       1.208            --
                                                                               2014   1.253       1.269            --
                                                                               2013   1.403       1.253         7,928
                                                                               2012   1.308       1.403         7,928
                                                                               2011   1.196       1.308         7,928
                                                                               2010   1.128       1.196        15,709
                                                                               2009   0.972       1.128        15,713
                                                                               2008   1.061       0.972        18,711
                                                                               2007   1.004       1.061        18,714
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.432       1.442         7,563
                                                                               2015   1.460       1.432         7,739
                                                                               2014   1.428       1.460        87,274
                                                                               2013   1.484       1.428       106,005
                                                                               2012   1.384       1.484       155,289
                                                                               2011   1.367       1.384       159,679
                                                                               2010   1.288       1.367       157,243
                                                                               2009   1.158       1.288       158,737
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2016   1.592       1.600            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.621       1.592           --
                                                                          2014   1.487       1.621           --
                                                                          2013   1.139       1.487           --
                                                                          2012   1.049       1.139           --
                                                                          2011   1.120       1.049           --
                                                                          2010   0.983       1.120           --
                                                                          2009   0.808       0.983           --
                                                                          2008   1.227       0.808           --
                                                                          2007   1.191       1.227           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.528       1.565           --
                                                                          2015   1.578       1.528           --
                                                                          2014   1.538       1.578           --
                                                                          2013   1.543       1.538        8,034
                                                                          2012   1.409       1.543        8,034
                                                                          2011   1.386       1.409        8,034
                                                                          2010   1.259       1.386       63,307
                                                                          2009   0.964       1.259       63,318
                                                                          2008   1.101       0.964       54,617
                                                                          2007   1.052       1.101       34,616
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.388       1.449           --
                                                                          2012   1.262       1.388           --
                                                                          2011   1.564       1.262           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.377       1.566           --
                                                                          2015   1.455       1.377           --
                                                                          2014   1.309       1.455           --
                                                                          2013   0.997       1.309           --
                                                                          2012   0.862       0.997           --
                                                                          2011   0.915       0.862           --
                                                                          2010   0.797       0.915           --
                                                                          2009   0.686       0.797           --
                                                                          2008   1.097       0.686           --
                                                                          2007   1.075       1.097           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.497       1.704           --
                                                                          2015   1.580       1.497           --
                                                                          2014   1.452       1.580           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.280       1.295           --
                                                                          2015   1.297       1.280           --
                                                                          2014   1.234       1.297           --
                                                                          2013   1.268       1.234           --
                                                                          2012   1.201       1.268           --
                                                                          2011   1.149       1.201           --
                                                                          2010   1.081       1.149           --
                                                                          2009   1.006       1.081           --
                                                                          2008   1.062       1.006           --
                                                                          2007   1.018       1.062           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.487       1.461       30,406
                                                                          2015   1.426       1.487       30,415
                                                                          2014   1.335       1.426       16,404
                                                                          2013   1.014       1.335       14,657
                                                                          2012   0.903       1.014       14,667
                                                                          2011   1.011       0.903       14,679
                                                                          2010   0.860       1.011       14,692
                                                                          2009   0.684       0.860       14,707
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.949       0.935           --
                                                                          2015   0.968       0.949           --
                                                                          2014   0.986       0.968           --
                                                                          2013   1.005       0.986           --
                                                                          2012   1.025       1.005           --
                                                                          2011   1.044       1.025           --
                                                                          2010   1.064       1.044           --
                                                                          2009   1.080       1.064           --
                                                                          2008   1.070       1.080           --
                                                                          2007   1.038       1.070           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.657       0.649           --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2008   1.120       0.657            --
                                                                                 2007   1.185       1.120            --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.620       0.646            --
                                                                                 2008   1.144       0.620        15,184
                                                                                 2007   1.122       1.144            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   0.948       1.042            --
                                                                                 2012   0.835       0.948        19,023
                                                                                 2011   0.908       0.835        21,230
                                                                                 2010   0.809       0.908        23,486
                                                                                 2009   0.677       0.809        25,918
                                                                                 2008   1.132       0.677        25,930
                                                                                 2007   1.108       1.132        36,384
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.661       1.716            --
                                                                                 2015   1.647       1.661            --
                                                                                 2014   1.512       1.647            --
                                                                                 2013   1.162       1.512         2,593
                                                                                 2012   1.068       1.162        10,084
                                                                                 2011   1.124       1.068        19,874
                                                                                 2010   0.994       1.124        42,868
                                                                                 2009   0.679       0.994        43,614
                                                                                 2008   1.275       0.679        44,987
                                                                                 2007   1.080       1.275        46,380
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.539       1.616            --
                                                                                 2015   1.529       1.539            --
                                                                                 2014   1.410       1.529            --
                                                                                 2013   1.191       1.410            --
                                                                                 2012   1.081       1.191            --
                                                                                 2011   1.061       1.081            --
                                                                                 2010   0.986       1.061            --
                                                                                 2009   0.852       0.986            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.511       1.591            --
                                                                                 2015   1.504       1.511            --
                                                                                 2014   1.385       1.504            --
                                                                                 2013   1.056       1.385            --
                                                                                 2012   0.954       1.056            --
                                                                                 2011   1.013       0.954            --
                                                                                 2010   0.921       1.013            --
                                                                                 2009   0.712       0.921            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.917       0.993            --
                                                                                 2010   0.808       0.917            --
                                                                                 2009   0.626       0.808            --
                                                                                 2008   1.072       0.626            --
                                                                                 2007   1.058       1.072            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.284       1.316            --
                                                                                 2015   1.316       1.284            --
                                                                                 2014   1.284       1.316            --
                                                                                 2013   1.255       1.284            --
                                                                                 2012   1.171       1.255            --
                                                                                 2011   1.156       1.171            --
                                                                                 2010   1.071       1.156            --
                                                                                 2009   0.905       1.071            --
                                                                                 2008   1.078       0.905            --
                                                                                 2007   1.041       1.078            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.297       1.350       269,006
                                                                                 2015   1.336       1.297       269,036
                                                                                 2014   1.298       1.336       269,066
                                                                                 2013   1.193       1.298       269,096
                                                                                 2012   1.091       1.193       269,129
                                                                                 2011   1.100       1.091       249,695
                                                                                 2010   1.005       1.100       262,190
                                                                                 2009   0.828       1.005       262,197
                                                                                 2008   1.077       0.828       262,206
                                                                                 2007   1.047       1.077       262,214
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.292       1.358            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.334       1.292            --
                                                                          2014   1.294       1.334            --
                                                                          2013   1.118       1.294            --
                                                                          2012   1.006       1.118            --
                                                                          2011   1.040       1.006            --
                                                                          2010   0.937       1.040       140,681
                                                                          2009   0.754       0.937       142,369
                                                                          2008   1.077       0.754        85,409
                                                                          2007   1.052       1.077        53,095
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2016   1.269       1.347        61,479
                                                                          2015   1.316       1.269       178,617
                                                                          2014   1.274       1.316       188,900
                                                                          2013   1.045       1.274       199,445
                                                                          2012   0.923       1.045       211,312
                                                                          2011   0.978       0.923       222,989
                                                                          2010   0.869       0.978       133,126
                                                                          2009   0.686       0.869       149,081
                                                                          2008   1.077       0.686       149,081
                                                                          2007   1.057       1.077       149,081
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2016   1.631       1.783            --
                                                                          2015   1.648       1.631            --
                                                                          2014   1.485       1.648            --
                                                                          2013   1.149       1.485            --
                                                                          2012   1.015       1.149            --
                                                                          2011   1.017       1.015            --
                                                                          2010   0.906       1.017        11,907
                                                                          2009   0.738       0.906        11,914
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............... 2016   1.441       1.541         4,629
                                                                          2015   1.474       1.441        10,382
                                                                          2014   1.386       1.474        11,761
                                                                          2013   1.189       1.386        30,494
                                                                          2012   1.088       1.189        40,159
                                                                          2011   1.085       1.088        45,878
                                                                          2010   1.007       1.085        83,771
                                                                          2009   0.867       1.007        90,757
                                                                          2008   1.137       0.867       114,484
                                                                          2007   1.113       1.137       113,886
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)...................... 2016   2.261       2.537            --
                                                                          2015   2.308       2.261            --
                                                                          2014   2.122       2.308            --
                                                                          2013   1.594       2.122            --
                                                                          2012   1.393       1.594            --
                                                                          2011   1.407       1.393            --
                                                                          2010   1.287       1.407            --
                                                                          2009   1.086       1.287            --
                                                                          2008   1.305       1.086            --
                                                                          2007   1.236       1.305        74,165
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2016   1.481       1.725            --
                                                                          2015   1.501       1.481            --
                                                                          2014   1.530       1.501            --
                                                                          2013   1.227       1.530            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2016   1.857       1.850            --
                                                                          2015   1.712       1.857            --
                                                                          2014   1.604       1.712            --
                                                                          2013   1.178       1.604            --
                                                                          2012   1.012       1.178            --
                                                                          2011   1.045       1.012            --
                                                                          2010   0.912       1.045         7,016
                                                                          2009   0.650       0.912         7,055
                                                                          2008   1.142       0.650         7,646
                                                                          2007   1.067       1.142         8,319
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.769       1.935            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.760       1.769            --
                                                                                   2014   1.682       1.760            --
                                                                                   2013   1.189       1.682            --
                                                                                   2012   1.045       1.189            --
                                                                                   2011   1.050       1.045            --
                                                                                   2010   0.795       1.050            --
                                                                                   2009   0.584       0.795            --
                                                                                   2008   0.891       0.584            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.072       1.111            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.092       1.087            --
                                                                                   2015   1.105       1.092            --
                                                                                   2014   1.094       1.105            --
                                                                                   2013   1.121       1.094            --
                                                                                   2012   1.104       1.121            --
                                                                                   2011   1.065       1.104            --
                                                                                   2010   1.024       1.065            --
                                                                                   2009   0.999       1.024            --
                                                                                   2008   1.020       0.999            --
                                                                                   2007   0.995       1.020            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   0.981       0.999            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.119       1.155            --
                                                                                   2008   1.088       1.119       126,037
                                                                                   2007   1.020       1.088       139,474
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.262       1.170            --
                                                                                   2007   1.166       1.262            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.377       1.490            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.216       1.297            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.454       1.559            --
                                                                                   2013   1.248       1.454            --
                                                                                   2012   1.149       1.248            --
                                                                                   2011   1.171       1.149            --
                                                                                   2010   1.064       1.171            --
                                                                                   2009   0.883       1.064            --
                                                                                   2008   1.203       0.883            --
                                                                                   2007   1.106       1.203            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............................... 2009   0.709       0.893            --
                                                                                   2008   1.125       0.709            --
                                                                                   2007   1.175       1.125            --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 2009   0.694       0.710            --
                                                                                   2008   1.242       0.694            --
                                                                                   2007   1.126       1.242            --





                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................ 2007   1.077       1.152    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........ 2016   2.843       2.804    --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2015   2.712       2.843           --
                                                                                      2014   2.704       2.712           --
                                                                                      2013   2.136       2.704           --
                                                                                      2012   1.778       2.136           --
                                                                                      2011   1.991       1.778       30,746
                                                                                      2010   1.818       1.991       30,746
                                                                                      2009   1.303       1.818       30,746
                                                                                      2008   2.158       1.303       35,116
                                                                                      2007   1.917       2.158       35,121
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2016   2.588       2.778           --
                                                                                      2015   2.471       2.588       40,693
                                                                                      2014   2.323       2.471       40,693
                                                                                      2013   1.822       2.323       40,693
                                                                                      2012   1.577       1.822       40,693
                                                                                      2011   1.680       1.577       40,693
                                                                                      2010   1.444       1.680       40,693
                                                                                      2009   1.057       1.444       40,693
                                                                                      2008   1.925       1.057       45,090
                                                                                      2007   1.748       1.925       45,095
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   2.202       2.407           --
                                                                                      2015   2.214       2.202           --
                                                                                      2014   2.042       2.214           --
                                                                                      2013   1.560       2.042           --
                                                                                      2012   1.355       1.560           --
                                                                                      2011   1.408       1.355           --
                                                                                      2010   1.289       1.408           --
                                                                                      2009   1.002       1.289           --
                                                                                      2008   1.645       1.002       17,453
                                                                                      2007   1.598       1.645       17,467
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.744       2.871           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.456       1.392           --
                                                                                      2007   1.387       1.456           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.265       1.193           --
                                                                                      2007   1.451       1.265        5,215
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   2.588       2.733           --
                                                                                      2015   2.629       2.588           --
                                                                                      2014   2.402       2.629           --
                                                                                      2013   1.872       2.402           --
                                                                                      2012   1.644       1.872           --
                                                                                      2011   1.725       1.644           --
                                                                                      2010   1.505       1.725           --
                                                                                      2009   1.134       1.505           --
                                                                                      2008   2.018       1.134           --
                                                                                      2007   1.756       2.018           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.354       2.368           --
                                                                                      2015   2.377       2.354           --
                                                                                      2014   2.191       2.377           --
                                                                                      2013   1.617       2.191           --
                                                                                      2012   1.350       1.617           --
                                                                                      2011   1.416       1.350           --
                                                                                      2010   1.224       1.416           --
                                                                                      2009   0.920       1.224           --
                                                                                      2008   1.600       0.920           --
                                                                                      2007   1.530       1.600           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   3.149       3.455           --
                                                                                      2015   3.266       3.149           --
                                                                                      2014   3.142       3.266           --
                                                                                      2013   2.359       3.142           --
                                                                                      2012   2.101       2.359           --
                                                                                      2011   2.405       2.101           --
                                                                                      2010   1.908       2.405           --
                                                                                      2009   1.393       1.908           --
                                                                                      2008   2.353       1.393           --
                                                                                      2007   2.082       2.353           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.490       3.171           --
                                                                                  2007   2.765       3.490           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2016   1.765       1.854           --
                                                                                  2015   1.926       1.765           --
                                                                                  2014   2.211       1.926           --
                                                                                  2013   1.834       2.211           --
                                                                                  2012   1.583       1.834       21,921
                                                                                  2011   1.807       1.583       21,921
                                                                                  2010   1.700       1.807       21,921
                                                                                  2009   1.266       1.700       21,921
                                                                                  2008   2.166       1.266       21,921
                                                                                  2007   1.914       2.166       21,921
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.606       1.626           --
                                                                                  2009   1.304       1.606           --
                                                                                  2008   1.874       1.304           --
                                                                                  2007   1.571       1.874           --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.561       1.468           --
                                                                                  2007   1.456       1.561           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.897       2.028           --
                                                                                  2010   1.556       1.897           --
                                                                                  2009   1.012       1.556           --
                                                                                  2008   1.843       1.012           --
                                                                                  2007   1.545       1.843           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.850       2.827           --
                                                                                  2015   2.959       2.850           --
                                                                                  2014   2.507       2.959           --
                                                                                  2013   1.731       2.507           --
                                                                                  2012   1.488       1.731           --
                                                                                  2011   1.481       1.488           --
                                                                                  2010   1.209       1.481           --
                                                                                  2009   0.916       1.209           --
                                                                                  2008   1.569       0.916       12,081
                                                                                  2007   1.631       1.569       11,855
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.965       1.973           --
                                                                                  2013   1.517       1.965        3,394
                                                                                  2012   1.346       1.517        3,542
                                                                                  2011   1.464       1.346        3,556
                                                                                  2010   1.281       1.464        3,434
                                                                                  2009   1.010       1.281        3,347
                                                                                  2008   1.625       1.010        9,886
                                                                                  2007   1.701       1.625        9,575
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.246       2.417           --
                                                                                  2015   2.256       2.246           --
                                                                                  2014   2.073       2.256           --
                                                                                  2013   1.627       2.073           --
                                                                                  2012   1.432       1.627           --
                                                                                  2011   1.424       1.432           --
                                                                                  2010   1.289       1.424           --
                                                                                  2009   1.077       1.289           --
                                                                                  2008   1.555       1.077           --
                                                                                  2007   1.506       1.555           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.533       2.666           --
                                                                                  2015   2.353       2.533           --
                                                                                  2014   2.106       2.353           --
                                                                                  2013   1.559       2.106           --
                                                                                  2012   1.321       1.559           --
                                                                                  2011   1.357       1.321           --
                                                                                  2010   1.260       1.357           --
                                                                                  2009   0.903       1.260           --
                                                                                  2008   1.469       0.903           --
                                                                                  2007   1.472       1.469           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   2.177       2.411           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.287       2.177    --
                                                                                  2014   2.088       2.287    --
                                                                                  2013   1.609       2.088    --
                                                                                  2012   1.410       1.609    --
                                                                                  2011   1.370       1.410    --
                                                                                  2010   1.277       1.370    --
                                                                                  2009   1.046       1.277    --
                                                                                  2008   1.658       1.046    --
                                                                                  2007   1.628       1.658    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   3.132       3.248    --
                                                                                  2015   3.341       3.132    --
                                                                                  2014   3.275       3.341    --
                                                                                  2013   2.272       3.275    --
                                                                                  2012   1.941       2.272    --
                                                                                  2011   1.953       1.941    --
                                                                                  2010   1.592       1.953    --
                                                                                  2009   1.137       1.592    --
                                                                                  2008   1.957       1.137    --
                                                                                  2007   1.815       1.957    --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924    --
                                                                                  2008   1.551       0.950    --
                                                                                  2007   1.509       1.551    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.958       0.945    --
                                                                                  2010   0.895       0.958    --
                                                                                  2009   0.777       0.895    --
                                                                                  2008   1.006       0.777    --
                                                                                  2007   1.013       1.006    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.640       1.718    --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.413       1.470    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.635       1.691    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.467       1.531    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.592       1.653    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.780       1.960    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2007   1.669       1.735    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06)........................... 2016   2.068       2.319    --
                                                                                  2015   2.189       2.068    --
                                                                                  2014   2.158       2.189    --
                                                                                  2013   2.003       2.158    --
                                                                                  2012   1.748       2.003    --
                                                                                  2011   1.738       1.748    --
                                                                                  2010   1.525       1.738    --
                                                                                  2009   1.056       1.525    --
                                                                                  2008   1.420       1.056    --
                                                                                  2007   1.410       1.420    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2016   1.108       1.099    --
                                                                                  2015   1.145       1.108    --
                                                                                  2014   1.027       1.145    --
                                                                                  2013   1.010       1.027    --
                                                                                  2012   0.816       1.010    --
                                                                                  2011   0.879       0.816    --
                                                                                  2010   0.771       0.879    --
                                                                                  2009   0.582       0.771    --
                                                                                  2008   1.016       0.582    --
                                                                                  2007   1.217       1.016    --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............... 2014   2.476       2.575    --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.956       2.476        2,712
                                                                              2012   1.625       1.956        2,724
                                                                              2011   1.789       1.625        2,870
                                                                              2010   1.664       1.789        2,715
                                                                              2009   1.185       1.664        2,569
                                                                              2008   2.080       1.185        3,839
                                                                              2007   1.626       2.080        3,322
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.716       2.742           --
                                                                              2015   2.881       2.716           --
                                                                              2014   2.567       2.881        2,480
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2007   1.938       1.883           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   2.075       2.386           --
                                                                              2015   2.251       2.075           --
                                                                              2014   2.101       2.251           --
                                                                              2013   1.583       2.101           --
                                                                              2012   1.363       1.583           --
                                                                              2011   1.411       1.363           --
                                                                              2010   1.253       1.411           --
                                                                              2009   1.007       1.253           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2007   1.289       1.408           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2007   1.346       1.307           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2007   1.187       1.237           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.102       2.162           --
                                                                              2015   2.185       2.102           --
                                                                              2014   2.121       2.185           --
                                                                              2013   2.000       2.121           --
                                                                              2012   1.803       2.000           --
                                                                              2011   1.755       1.803           --
                                                                              2010   1.582       1.755           --
                                                                              2009   1.177       1.582           --
                                                                              2008   1.471       1.177           --
                                                                              2007   1.405       1.471           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2007   2.853       3.585           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.451       2.403           --
                                                                              2008   3.176       1.451           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.836           --
                                                                              2008   1.567       0.881           --
                                                                              2007   1.429       1.567           --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.615       1.691           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.188       2.323           --
                                                                              2015   2.137       2.188           --
                                                                              2014   1.919       2.137           --
                                                                              2013   1.459       1.919           --
                                                                              2012   1.312       1.459           --
                                                                              2011   1.335       1.312           --
                                                                              2010   1.210       1.335           --
                                                                              2009   1.036       1.210           --
                                                                              2008   1.685       1.036           --
                                                                              2007   1.677       1.685           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2016   1.208       1.290           --
                                                                              2015   1.257       1.208           --
                                                                              2014   1.221       1.257           --
                                                                              2013   0.961       1.221           --
                                                                              2012   0.840       0.961           --
                                                                              2011   0.985       0.840           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.053       1.140           --
                                                                              2012   1.021       1.053           --
                                                                              2011   1.099       1.021           --
                                                                              2010   0.913       1.099           --
                                                                              2009   0.681       0.913           --
                                                                              2008   1.126       0.681           --
                                                                              2007   1.274       1.126           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2016   1.342       1.319           --

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.318       1.342           --
                                                                         2014   1.316       1.318           --
                                                                         2013   1.056       1.316           --
                                                                         2012   0.889       1.056           --
                                                                         2011   0.991       0.889           --
                                                                         2010   0.872       0.991           --
                                                                         2009   0.636       0.872           --
                                                                         2008   1.092       0.636           --
                                                                         2007   1.048       1.092           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).................... 2016   1.524       1.532       24,992
                                                                         2015   1.554       1.524       24,992
                                                                         2014   1.522       1.554       29,628
                                                                         2013   1.583       1.522       29,232
                                                                         2012   1.478       1.583       28,323
                                                                         2011   1.461       1.478       28,014
                                                                         2010   1.378       1.461       28,174
                                                                         2009   1.240       1.378       28,025
 MIST Pioneer Fund Subaccount (Class A) (4/06).......................... 2007   1.559       1.604           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................. 2007   1.169       1.289           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.958       2.004           --
                                                                         2015   2.024       1.958       20,063
                                                                         2014   1.974       2.024       20,063
                                                                         2013   1.983       1.974       20,063
                                                                         2012   1.813       1.983       20,063
                                                                         2011   1.785       1.813       20,063
                                                                         2010   1.623       1.785       20,063
                                                                         2009   1.244       1.623       20,063
                                                                         2008   1.422       1.244       20,063
                                                                         2007   1.360       1.422       20,063
 MIST RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.789       1.868           --
                                                                         2012   1.628       1.789           --
                                                                         2011   2.020       1.628           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2016   1.363       1.550           --
                                                                         2015   1.443       1.363           --
                                                                         2014   1.299       1.443        5,016
                                                                         2013   0.991       1.299        5,117
                                                                         2012   0.857       0.991        5,438
                                                                         2011   0.911       0.857        5,643
                                                                         2010   0.794       0.911        5,539
                                                                         2009   0.684       0.794        5,313
                                                                         2008   1.095       0.684        4,944
                                                                         2007   1.075       1.095        4,508
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   2.033       2.313           --
                                                                         2015   2.149       2.033           --
                                                                         2014   1.975       2.149        3,367
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2016   1.370       1.384           --
                                                                         2015   1.389       1.370           --
                                                                         2014   1.323       1.389           --
                                                                         2013   1.360       1.323           --
                                                                         2012   1.291       1.360           --
                                                                         2011   1.236       1.291           --
                                                                         2010   1.164       1.236           --
                                                                         2009   1.084       1.164           --
                                                                         2008   1.146       1.084           --
                                                                         2007   1.100       1.146           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   1.855       1.820           --
                                                                         2015   1.780       1.855           --
                                                                         2014   1.668       1.780           --
                                                                         2013   1.268       1.668           --
                                                                         2012   1.131       1.268           --
                                                                         2011   1.267       1.131           --
                                                                         2010   1.079       1.267           --
                                                                         2009   0.859       1.079           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   0.918       0.903           --

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   0.937       0.918           --
                                                                                 2014   0.956       0.937           --
                                                                                 2013   0.975       0.956           --
                                                                                 2012   0.995       0.975           --
                                                                                 2011   1.015       0.995           --
                                                                                 2010   1.035       1.015           --
                                                                                 2009   1.052       1.035           --
                                                                                 2008   1.043       1.052           --
                                                                                 2007   1.013       1.043           --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.753       0.785           --
                                                                                 2008   1.393       0.753           --
                                                                                 2007   1.367       1.393           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.241       1.364           --
                                                                                 2012   1.095       1.241           --
                                                                                 2011   1.191       1.095           --
                                                                                 2010   1.062       1.191           --
                                                                                 2009   0.890       1.062           --
                                                                                 2008   1.489       0.890           --
                                                                                 2007   1.459       1.489           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.319       2.393           --
                                                                                 2015   2.302       2.319           --
                                                                                 2014   2.115       2.302           --
                                                                                 2013   1.627       2.115           --
                                                                                 2012   1.497       1.627           --
                                                                                 2011   1.577       1.497           --
                                                                                 2010   1.396       1.577           --
                                                                                 2009   0.955       1.396           --
                                                                                 2008   1.795       0.955           --
                                                                                 2007   1.521       1.795           --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.633       1.712           --
                                                                                 2015   1.624       1.633           --
                                                                                 2014   1.498       1.624           --
                                                                                 2013   1.268       1.498           --
                                                                                 2012   1.151       1.268           --
                                                                                 2011   1.131       1.151           --
                                                                                 2010   1.052       1.131           --
                                                                                 2009   0.909       1.052           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.800       1.894           --
                                                                                 2015   1.793       1.800           --
                                                                                 2014   1.653       1.793           --
                                                                                 2013   1.262       1.653           --
                                                                                 2012   1.141       1.262           --
                                                                                 2011   1.213       1.141           --
                                                                                 2010   1.104       1.213           --
                                                                                 2009   0.854       1.104           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2007   1.057       1.070           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2007   1.040       1.076           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2007   1.046       1.075           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2007   1.052       1.076           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2007   1.057       1.075           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   2.099       2.291           --
                                                                                 2015   2.122       2.099           --
                                                                                 2014   1.914       2.122           --
                                                                                 2013   1.483       1.914           --
                                                                                 2012   1.311       1.483           --
                                                                                 2011   1.315       1.311           --
                                                                                 2010   1.172       1.315           --
                                                                                 2009   0.955       1.172           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2016   1.751       1.871       80,883

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.793       1.751       80,883
                                                                                 2014   1.687       1.793       80,883
                                                                                 2013   1.449       1.687       80,883
                                                                                 2012   1.328       1.449       80,883
                                                                                 2011   1.326       1.328       80,883
                                                                                 2010   1.231       1.326       80,883
                                                                                 2009   1.061       1.231       80,883
                                                                                 2008   1.393       1.061       85,913
                                                                                 2007   1.365       1.393       85,919
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2016   2.222       2.491           --
                                                                                 2015   2.045       2.222           --
                                                                                 2014   1.882       2.045           --
                                                                                 2013   1.415       1.882           --
                                                                                 2012   1.238       1.415           --
                                                                                 2011   1.252       1.238           --
                                                                                 2010   1.146       1.252           --
                                                                                 2009   0.968       1.146           --
                                                                                 2008   1.463       0.968           --
                                                                                 2007   1.387       1.463           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2016   2.155       2.508           --
                                                                                 2015   2.186       2.155           --
                                                                                 2014   2.230       2.186           --
                                                                                 2013   1.791       2.230           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2016   1.373       1.593           --
                                                                                 2015   1.395       1.373           --
                                                                                 2014   1.428       1.395           --
                                                                                 2013   1.148       1.428           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2007   1.066       1.140           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.145       1.187           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2007   1.065       1.091           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................. 2007   1.101       1.121           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 2009   1.199       1.237           --
                                                                                 2008   1.167       1.199       34,622
                                                                                 2007   1.095       1.167       36,373
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................ 2008   1.618       1.499           --
                                                                                 2007   1.496       1.618           --
 Putnam VT International Equity Subaccount (Class IB) (5/01).................... 2007   1.965       2.124           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)......................... 2007   2.138       2.281           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.521       1.630           --
                                                                                 2013   1.307       1.521           --
                                                                                 2012   1.205       1.307           --
                                                                                 2011   1.229       1.205           --
                                                                                 2010   1.118       1.229           --
                                                                                 2009   0.929       1.118           --
                                                                                 2008   1.267       0.929           --
                                                                                 2007   1.165       1.267           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............................. 2009   1.005       0.974           --
                                                                                 2008   1.598       1.005           --
                                                                                 2007   1.669       1.598           --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......................... 2009   0.824       0.843           --
                                                                                 2008   1.477       0.824           --
                                                                                 2007   1.340       1.477           --

                                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................................... 2007   1.077       1.152            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........................... 2016   2.843       2.804        93,463
                                                                                      2015   2.712       2.843       111,791
                                                                                      2014   2.704       2.712       116,572
                                                                                      2013   2.136       2.704       167,480
                                                                                      2012   1.778       2.136       267,228
                                                                                      2011   1.991       1.778       326,492
                                                                                      2010   1.818       1.991       496,427
                                                                                      2009   1.303       1.818       568,754
                                                                                      2008   2.158       1.303       585,001
                                                                                      2007   1.917       2.158       546,193
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2016   2.588       2.778       598,410
                                                                                      2015   2.471       2.588       671,284
                                                                                      2014   2.323       2.471       755,601
                                                                                      2013   1.822       2.323       968,899
                                                                                      2012   1.577       1.822     1,180,026
                                                                                      2011   1.680       1.577     1,338,099
                                                                                      2010   1.444       1.680     1,580,376
                                                                                      2009   1.057       1.444     1,769,843
                                                                                      2008   1.925       1.057     1,967,352
                                                                                      2007   1.748       1.925     2,263,556
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   2.202       2.407       604,518
                                                                                      2015   2.214       2.202       674,843
                                                                                      2014   2.042       2.214       807,371
                                                                                      2013   1.560       2.042     1,045,269
                                                                                      2012   1.355       1.560     1,318,354
                                                                                      2011   1.408       1.355     1,609,927
                                                                                      2010   1.289       1.408     1,874,223
                                                                                      2009   1.002       1.289     2,027,763
                                                                                      2008   1.645       1.002     2,178,947
                                                                                      2007   1.598       1.645     2,469,648
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.744       2.871            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2007   1.387       1.456        30,130
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2007   1.451       1.265        82,064
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   2.588       2.733        23,266
                                                                                      2015   2.629       2.588        24,442
                                                                                      2014   2.402       2.629        25,343
                                                                                      2013   1.872       2.402        44,528
                                                                                      2012   1.644       1.872       124,925
                                                                                      2011   1.725       1.644       159,662
                                                                                      2010   1.505       1.725       224,907
                                                                                      2009   1.134       1.505       232,095
                                                                                      2008   2.018       1.134       242,984
                                                                                      2007   1.756       2.018       253,177
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2007   1.530       1.600            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   3.149       3.455        50,744
                                                                                      2015   3.266       3.149        61,493
                                                                                      2014   3.142       3.266        61,357
                                                                                      2013   2.359       3.142        81,777
                                                                                      2012   2.101       2.359       168,155
                                                                                      2011   2.405       2.101       253,032
                                                                                      2010   1.908       2.405       259,296
                                                                                      2009   1.393       1.908       269,311
                                                                                      2008   2.353       1.393       277,225
                                                                                      2007   2.082       2.353       329,854
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2007   2.765       3.490        97,287
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2016   1.765       1.854        72,514

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.926       1.765        76,008
                                                                                  2014   2.211       1.926        81,013
                                                                                  2013   1.834       2.211       102,270
                                                                                  2012   1.583       1.834       184,226
                                                                                  2011   1.807       1.583       218,943
                                                                                  2010   1.700       1.807       254,343
                                                                                  2009   1.266       1.700       263,360
                                                                                  2008   2.166       1.266       269,485
                                                                                  2007   1.914       2.166       346,313
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.606       1.626            --
                                                                                  2009   1.304       1.606        38,265
                                                                                  2008   1.874       1.304        47,244
                                                                                  2007   1.571       1.874        50,942
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2007   1.456       1.561         9,123
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2007   1.545       1.843            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.850       2.827       177,601
                                                                                  2015   2.959       2.850       191,313
                                                                                  2014   2.507       2.959       222,470
                                                                                  2013   1.731       2.507       551,160
                                                                                  2012   1.488       1.731       702,672
                                                                                  2011   1.481       1.488       982,507
                                                                                  2010   1.209       1.481     1,073,899
                                                                                  2009   0.916       1.209     1,146,181
                                                                                  2008   1.569       0.916     1,218,795
                                                                                  2007   1.631       1.569     1,522,176
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.965       1.973            --
                                                                                  2013   1.517       1.965       323,845
                                                                                  2012   1.346       1.517       422,482
                                                                                  2011   1.464       1.346       500,765
                                                                                  2010   1.281       1.464       541,144
                                                                                  2009   1.010       1.281       580,428
                                                                                  2008   1.625       1.010       614,275
                                                                                  2007   1.701       1.625       751,038
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.246       2.417       271,229
                                                                                  2015   2.256       2.246       323,979
                                                                                  2014   2.073       2.256       349,257
                                                                                  2013   1.627       2.073       467,486
                                                                                  2012   1.432       1.627       578,072
                                                                                  2011   1.424       1.432       709,638
                                                                                  2010   1.289       1.424       776,702
                                                                                  2009   1.077       1.289       828,892
                                                                                  2008   1.555       1.077       787,380
                                                                                  2007   1.506       1.555       977,846
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.533       2.666        78,498
                                                                                  2015   2.353       2.533        82,105
                                                                                  2014   2.106       2.353        82,686
                                                                                  2013   1.559       2.106       121,037
                                                                                  2012   1.321       1.559       125,489
                                                                                  2011   1.357       1.321       153,103
                                                                                  2010   1.260       1.357       157,230
                                                                                  2009   0.903       1.260       174,642
                                                                                  2008   1.469       0.903       185,729
                                                                                  2007   1.472       1.469       332,537
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   2.177       2.411       102,405
                                                                                  2015   2.287       2.177       105,478
                                                                                  2014   2.088       2.287       109,490
                                                                                  2013   1.609       2.088       110,414
                                                                                  2012   1.410       1.609       167,667
                                                                                  2011   1.370       1.410       172,564
                                                                                  2010   1.277       1.370       206,094
                                                                                  2009   1.046       1.277       209,459
                                                                                  2008   1.658       1.046       223,704
                                                                                  2007   1.628       1.658       253,891
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   3.132       3.248        51,059

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   3.341       3.132        51,748
                                                                               2014   3.275       3.341        72,904
                                                                               2013   2.272       3.275        74,682
                                                                               2012   1.941       2.272        88,611
                                                                               2011   1.953       1.941       105,501
                                                                               2010   1.592       1.953       109,303
                                                                               2009   1.137       1.592       117,268
                                                                               2008   1.957       1.137       125,188
                                                                               2007   1.815       1.957       227,745
 LMPVET Equity Index Subaccount (Class II) (11/99)............................ 2009   0.950       0.924            --
                                                                               2008   1.551       0.950       240,557
                                                                               2007   1.509       1.551       262,292
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.958       0.945            --
                                                                               2010   0.895       0.958        34,947
                                                                               2009   0.777       0.895        53,214
                                                                               2008   1.006       0.777        76,954
                                                                               2007   1.013       1.006        83,479
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.640       1.718            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.413       1.470            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.635       1.691            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.467       1.531            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.592       1.653            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.780       1.960            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.735       1.670            --
                                                                               2007   1.669       1.735        44,624
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2016   1.108       1.099        22,336
                                                                               2015   1.145       1.108        28,863
                                                                               2014   1.027       1.145        39,304
                                                                               2013   1.010       1.027        66,281
                                                                               2012   0.816       1.010        70,885
                                                                               2011   0.879       0.816        98,524
                                                                               2010   0.771       0.879       125,550
                                                                               2009   0.582       0.771       111,581
                                                                               2008   1.016       0.582       121,205
                                                                               2007   1.217       1.016       126,435
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.476       2.575            --
                                                                               2013   1.956       2.476        26,774
                                                                               2012   1.625       1.956        22,062
                                                                               2011   1.789       1.625        24,670
                                                                               2010   1.664       1.789        53,149
                                                                               2009   1.185       1.664        76,064
                                                                               2008   2.080       1.185        58,172
                                                                               2007   1.626       2.080         8,148
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2016   2.716       2.742         7,169
                                                                               2015   2.881       2.716         8,465
                                                                               2014   2.567       2.881        15,746
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2016   2.272       2.415        73,494
                                                                               2015   2.423       2.272        66,885
                                                                               2014   2.616       2.423        88,641
                                                                               2013   2.040       2.616       137,455
                                                                               2012   1.608       2.040       130,024
                                                                               2011   1.907       1.608       193,217
                                                                               2010   1.668       1.907       178,839
                                                                               2009   1.094       1.668       209,241
                                                                               2008   1.883       1.094       182,934
                                                                               2007   1.938       1.883       186,375
 MIST Invesco Comstock Subaccount (Class B) (5/09)............................ 2016   2.075       2.386         4,580

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.251       2.075         5,472
                                                                              2014   2.101       2.251         6,008
                                                                              2013   1.583       2.101         6,952
                                                                              2012   1.363       1.583        13,587
                                                                              2011   1.411       1.363        15,400
                                                                              2010   1.253       1.411        17,519
                                                                              2009   1.007       1.253        20,140
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.255       1.420       208,824
                                                                              2015   1.406       1.255       210,321
                                                                              2014   1.308       1.406       214,826
                                                                              2013   1.024       1.308       217,967
                                                                              2012   0.911       1.024       201,731
                                                                              2011   0.965       0.911       252,736
                                                                              2010   0.785       0.965       291,491
                                                                              2009   0.633       0.785       316,815
                                                                              2008   1.054       0.633       367,579
                                                                              2007   1.069       1.054       485,181
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.201       2.411           652
                                                                              2015   2.278       2.201         1,309
                                                                              2014   2.149       2.278         2,144
                                                                              2013   1.560       2.149         2,145
                                                                              2012   1.343       1.560         2,147
                                                                              2011   1.382       1.343         2,148
                                                                              2010   1.114       1.382         2,149
                                                                              2009   0.847       1.114         2,430
                                                                              2008   1.408       0.847           710
                                                                              2007   1.289       1.408            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.727       2.215            --
                                                                              2015   1.900       1.727            --
                                                                              2014   1.852       1.900            --
                                                                              2013   1.418       1.852            --
                                                                              2012   1.251       1.418            --
                                                                              2011   1.420       1.251            --
                                                                              2010   1.212       1.420            --
                                                                              2009   0.958       1.212            --
                                                                              2008   1.307       0.958            --
                                                                              2007   1.346       1.307            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.907       0.896            --
                                                                              2008   1.237       0.907            --
                                                                              2007   1.187       1.237            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.102       2.162            --
                                                                              2015   2.185       2.102           168
                                                                              2014   2.121       2.185           391
                                                                              2013   2.000       2.121         1,929
                                                                              2012   1.803       2.000        10,765
                                                                              2011   1.755       1.803        11,173
                                                                              2010   1.582       1.755        40,691
                                                                              2009   1.177       1.582        40,797
                                                                              2008   1.471       1.177        40,917
                                                                              2007   1.405       1.471        41,991
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.141       2.347            --
                                                                              2015   2.530       2.141            --
                                                                              2014   2.752       2.530            --
                                                                              2013   2.949       2.752            --
                                                                              2012   2.527       2.949            --
                                                                              2011   3.160       2.527        15,145
                                                                              2010   2.600       3.160        16,527
                                                                              2009   1.568       2.600        24,635
                                                                              2008   3.585       1.568         9,135
                                                                              2007   2.853       3.585         9,746
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.451       2.403        96,785
                                                                              2008   3.176       1.451       120,301
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.836            --
                                                                              2008   1.567       0.881        50,611
                                                                              2007   1.429       1.567        48,642
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.615       1.691            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.188       2.323        94,040

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.137       2.188        94,040
                                                                               2014   1.919       2.137        98,974
                                                                               2013   1.459       1.919        98,931
                                                                               2012   1.312       1.459        59,013
                                                                               2011   1.335       1.312        21,417
                                                                               2010   1.210       1.335        32,564
                                                                               2009   1.036       1.210        37,638
                                                                               2008   1.685       1.036        26,990
                                                                               2007   1.677       1.685        32,213
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.208       1.290        11,534
                                                                               2015   1.257       1.208        14,127
                                                                               2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.210       1.557        77,557
                                                                               2015   1.305       1.210        98,083
                                                                               2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.809       1.758        53,306
                                                                               2015   1.879       1.809        54,867
                                                                               2014   2.060       1.879       114,785
                                                                               2013   1.762       2.060       126,244
                                                                               2012   1.541       1.762       128,312
                                                                               2011   1.760       1.541       135,747
                                                                               2010   1.612       1.760       171,286
                                                                               2009   1.250       1.612       209,067
                                                                               2008   2.213       1.250       236,538
                                                                               2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.053       1.140            --
                                                                               2012   1.021       1.053         1,925
                                                                               2011   1.100       1.021         1,926
                                                                               2010   0.913       1.100        42,628
                                                                               2009   0.681       0.913        40,700
                                                                               2008   1.126       0.681        26,487
                                                                               2007   1.274       1.126        25,543
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   2.026       1.818            --
                                                                               2015   2.176       2.026            --
                                                                               2014   2.198       2.176            --
                                                                               2013   1.613       2.198            --
                                                                               2012   1.506       1.613            --
                                                                               2011   1.650       1.506            --
                                                                               2010   1.275       1.650            --
                                                                               2009   0.827       1.275        14,634
                                                                               2008   1.494       0.827            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.342       1.319       160,925
                                                                               2015   1.318       1.342       164,667
                                                                               2014   1.316       1.318       168,375
                                                                               2013   1.056       1.316       373,533
                                                                               2012   0.889       1.056       113,911
                                                                               2011   0.991       0.889       131,253
                                                                               2010   0.872       0.991       156,165
                                                                               2009   0.636       0.872       173,239
                                                                               2008   1.092       0.636       164,832
                                                                               2007   1.048       1.092       140,830
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.344       1.385        84,873

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.412       1.344        85,685
                                                                          2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.524       1.532       432,970
                                                                          2015   1.554       1.524       457,841
                                                                          2014   1.522       1.554       645,818
                                                                          2013   1.583       1.522       819,398
                                                                          2012   1.478       1.583     1,046,611
                                                                          2011   1.461       1.478     1,161,276
                                                                          2010   1.378       1.461     1,443,759
                                                                          2009   1.240       1.378     1,711,306
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.065       2.075            --
                                                                          2015   2.106       2.065        16,774
                                                                          2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.958       2.004            --
                                                                          2015   2.024       1.958        10,787
                                                                          2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.789       1.868            --
                                                                          2012   1.628       1.789            --
                                                                          2011   2.020       1.628            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.363       1.550            --
                                                                          2015   1.443       1.363            --
                                                                          2014   1.299       1.443            --
                                                                          2013   0.991       1.299         6,925
                                                                          2012   0.857       0.991        29,597
                                                                          2011   0.911       0.857        31,980
                                                                          2010   0.794       0.911        46,897
                                                                          2009   0.684       0.794        54,500
                                                                          2008   1.095       0.684       111,624
                                                                          2007   1.075       1.095       167,050
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.033       2.313       164,207
                                                                          2015   2.149       2.033       180,616
                                                                          2014   1.975       2.149       265,193
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.370       1.384        12,760
                                                                          2015   1.389       1.370        13,931
                                                                          2014   1.323       1.389        14,734
                                                                          2013   1.360       1.323        15,380
                                                                          2012   1.291       1.360        18,138
                                                                          2011   1.236       1.291        18,745
                                                                          2010   1.164       1.236        22,482
                                                                          2009   1.084       1.164        29,391
                                                                          2008   1.146       1.084        28,772
                                                                          2007   1.100       1.146        35,959
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.855       1.820        22,540

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.780       1.855        28,492
                                                                                 2014   1.668       1.780        30,354
                                                                                 2013   1.268       1.668        55,546
                                                                                 2012   1.131       1.268        88,507
                                                                                 2011   1.267       1.131       123,984
                                                                                 2010   1.079       1.267       155,012
                                                                                 2009   0.859       1.079       169,379
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.918       0.903        22,044
                                                                                 2015   0.937       0.918        28,414
                                                                                 2014   0.956       0.937        31,793
                                                                                 2013   0.975       0.956        34,438
                                                                                 2012   0.995       0.975        43,083
                                                                                 2011   1.015       0.995        46,073
                                                                                 2010   1.035       1.015        96,136
                                                                                 2009   1.052       1.035        76,735
                                                                                 2008   1.043       1.052        96,814
                                                                                 2007   1.013       1.043       173,645
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *................. 2009   0.780       0.770            --
                                                                                 2008   1.332       0.780        26,218
                                                                                 2007   1.411       1.332        26,623
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.753       0.785            --
                                                                                 2008   1.393       0.753       134,494
                                                                                 2007   1.367       1.393       181,012
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.241       1.364            --
                                                                                 2012   1.095       1.241       438,125
                                                                                 2011   1.191       1.095       516,364
                                                                                 2010   1.062       1.191       563,216
                                                                                 2009   0.890       1.062       644,505
                                                                                 2008   1.489       0.890       708,245
                                                                                 2007   1.459       1.489       839,374
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.319       2.393       146,452
                                                                                 2015   2.302       2.319       191,667
                                                                                 2014   2.115       2.302       219,051
                                                                                 2013   1.627       2.115       237,689
                                                                                 2012   1.497       1.627       329,162
                                                                                 2011   1.577       1.497       349,891
                                                                                 2010   1.396       1.577       419,868
                                                                                 2009   0.955       1.396       441,995
                                                                                 2008   1.795       0.955       412,754
                                                                                 2007   1.521       1.795       421,462
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.633       1.712        23,081
                                                                                 2015   1.624       1.633        24,343
                                                                                 2014   1.498       1.624            --
                                                                                 2013   1.268       1.498            --
                                                                                 2012   1.151       1.268            --
                                                                                 2011   1.131       1.151            --
                                                                                 2010   1.052       1.131            --
                                                                                 2009   0.909       1.052            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.800       1.894        27,813
                                                                                 2015   1.793       1.800        14,133
                                                                                 2014   1.653       1.793        15,343
                                                                                 2013   1.262       1.653        17,540
                                                                                 2012   1.141       1.262        23,082
                                                                                 2011   1.213       1.141        23,754
                                                                                 2010   1.104       1.213        24,331
                                                                                 2009   0.854       1.104        24,864
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.913       0.988            --
                                                                                 2010   0.805       0.913       368,690
                                                                                 2009   0.625       0.805        59,859
                                                                                 2008   1.070       0.625        65,506
                                                                                 2007   1.057       1.070        72,518
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.271       1.302            --

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.305       1.271            --
                                                                     2014   1.274       1.305            --
                                                                     2013   1.246       1.274            --
                                                                     2012   1.165       1.246            --
                                                                     2011   1.151       1.165            --
                                                                     2010   1.067       1.151            --
                                                                     2009   0.903       1.067            --
                                                                     2008   1.076       0.903            --
                                                                     2007   1.040       1.076            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.285       1.336            --
                                                                     2015   1.325       1.285            --
                                                                     2014   1.288       1.325            --
                                                                     2013   1.185       1.288            --
                                                                     2012   1.084       1.185            --
                                                                     2011   1.095       1.084            --
                                                                     2010   1.001       1.095       153,355
                                                                     2009   0.826       1.001       171,710
                                                                     2008   1.075       0.826       173,118
                                                                     2007   1.046       1.075        25,057
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.280       1.344       350,871
                                                                     2015   1.323       1.280       352,155
                                                                     2014   1.285       1.323       369,997
                                                                     2013   1.111       1.285       784,675
                                                                     2012   1.001       1.111       531,953
                                                                     2011   1.035       1.001       801,844
                                                                     2010   0.933       1.035     1,009,157
                                                                     2009   0.752       0.933       579,908
                                                                     2008   1.076       0.752       438,422
                                                                     2007   1.052       1.076       445,185
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.257       1.332        35,098
                                                                     2015   1.304       1.257        38,968
                                                                     2014   1.265       1.304        40,479
                                                                     2013   1.038       1.265        41,926
                                                                     2012   0.918       1.038       439,928
                                                                     2011   0.973       0.918       561,172
                                                                     2010   0.865       0.973       602,177
                                                                     2009   0.684       0.865       628,954
                                                                     2008   1.075       0.684       673,543
                                                                     2007   1.057       1.075       319,705
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   2.099       2.291        50,145
                                                                     2015   2.122       2.099        50,839
                                                                     2014   1.914       2.122        53,842
                                                                     2013   1.483       1.914        69,386
                                                                     2012   1.311       1.483       159,251
                                                                     2011   1.315       1.311       163,935
                                                                     2010   1.172       1.315       179,942
                                                                     2009   0.955       1.172       233,678
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.751       1.871       364,551
                                                                     2015   1.793       1.751       388,234
                                                                     2014   1.687       1.793       421,358
                                                                     2013   1.449       1.687       511,819
                                                                     2012   1.328       1.449       960,755
                                                                     2011   1.326       1.328     1,038,186
                                                                     2010   1.231       1.326     1,178,593
                                                                     2009   1.061       1.231     1,314,384
                                                                     2008   1.393       1.061     1,392,780
                                                                     2007   1.365       1.393     1,777,234
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.222       2.491            --
                                                                     2015   2.270       2.222            --
                                                                     2014   2.090       2.270            --
                                                                     2013   1.571       2.090            --
                                                                     2012   1.374       1.571            --
                                                                     2011   1.390       1.374            --
                                                                     2010   1.272       1.390            --
                                                                     2009   1.074       1.272            --
                                                                     2008   1.463       1.074            --
                                                                     2007   1.387       1.463       331,646
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   2.155       2.508            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   2.186       2.155            --
                                                                                   2014   2.230       2.186            --
                                                                                   2013   1.791       2.230         8,768
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.207       1.400            --
                                                                                   2015   1.226       1.207            --
                                                                                   2014   1.255       1.226            --
                                                                                   2013   1.009       1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.839       1.830         3,925
                                                                                   2015   1.698       1.839         4,423
                                                                                   2014   1.591       1.698         5,524
                                                                                   2013   1.170       1.591         8,308
                                                                                   2012   1.006       1.170        12,078
                                                                                   2011   1.040       1.006        83,098
                                                                                   2010   0.909       1.040        93,013
                                                                                   2009   0.648       0.909       104,772
                                                                                   2008   1.140       0.648       109,471
                                                                                   2007   1.066       1.140       110,938
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.355       2.573         1,230
                                                                                   2015   2.345       2.355         1,263
                                                                                   2014   2.243       2.345         2,414
                                                                                   2013   1.587       2.243        13,043
                                                                                   2012   1.397       1.587        14,814
                                                                                   2011   1.405       1.397        35,545
                                                                                   2010   1.064       1.405        88,831
                                                                                   2009   0.783       1.064        71,625
                                                                                   2008   1.195       0.783        79,518
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.145       1.187            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.159       1.152            --
                                                                                   2015   1.174       1.159            --
                                                                                   2014   1.163       1.174            --
                                                                                   2013   1.193       1.163            --
                                                                                   2012   1.176       1.193            --
                                                                                   2011   1.135       1.176            --
                                                                                   2010   1.093       1.135            --
                                                                                   2009   1.067       1.093            --
                                                                                   2008   1.091       1.067         3,391
                                                                                   2007   1.065       1.091        11,895
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.101       1.121            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.199       1.237            --
                                                                                   2008   1.167       1.199     1,729,338
                                                                                   2007   1.095       1.167     1,803,314
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2007   1.496       1.618            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.965       2.124            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.138       2.281            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2007   1.165       1.267            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............................... 2009   1.005       0.974            --
                                                                                   2008   1.598       1.005        23,513
                                                                                   2007   1.669       1.598        28,107
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 2007   1.340       1.477            --

                                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................................... 2007   1.077       1.151             --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........................... 2016   2.571       2.534        871,278
                                                                                      2015   2.454       2.571        989,966
                                                                                      2014   2.448       2.454      1,446,716
                                                                                      2013   1.934       2.448      1,773,403
                                                                                      2012   1.611       1.934      2,081,638
                                                                                      2011   1.805       1.611      2,470,013
                                                                                      2010   1.649       1.805      2,727,807
                                                                                      2009   1.182       1.649      2,980,480
                                                                                      2008   1.959       1.182      3,286,725
                                                                                      2007   1.741       1.959      3,748,499
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2016   2.295       2.462      2,276,946
                                                                                      2015   2.192       2.295      2,622,796
                                                                                      2014   2.062       2.192      3,286,750
                                                                                      2013   1.618       2.062      4,948,609
                                                                                      2012   1.401       1.618      5,898,227
                                                                                      2011   1.494       1.401      6,755,419
                                                                                      2010   1.285       1.494      7,499,647
                                                                                      2009   0.941       1.285      8,257,041
                                                                                      2008   1.714       0.941      9,090,129
                                                                                      2007   1.557       1.714      9,982,768
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   1.991       2.175      2,619,113
                                                                                      2015   2.003       1.991      3,113,493
                                                                                      2014   1.848       2.003      3,752,809
                                                                                      2013   1.413       1.848      5,774,390
                                                                                      2012   1.228       1.413      7,071,906
                                                                                      2011   1.276       1.228      8,792,530
                                                                                      2010   1.169       1.276      9,446,905
                                                                                      2009   0.909       1.169     10,102,320
                                                                                      2008   1.493       0.909     10,710,178
                                                                                      2007   1.451       1.493     12,558,651
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.437       2.549             --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.402       1.340             --
                                                                                      2007   1.336       1.402             --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.150       1.084             --
                                                                                      2007   1.320       1.150             --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   2.357       2.488             --
                                                                                      2015   2.396       2.357             --
                                                                                      2014   2.190       2.396             --
                                                                                      2013   1.707       2.190             --
                                                                                      2012   1.500       1.707             --
                                                                                      2011   1.575       1.500             --
                                                                                      2010   1.375       1.575             --
                                                                                      2009   1.036       1.375             --
                                                                                      2008   1.846       1.036             --
                                                                                      2007   1.606       1.846             --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.215       2.228             --
                                                                                      2015   2.238       2.215             --
                                                                                      2014   2.065       2.238             --
                                                                                      2013   1.524       2.065             --
                                                                                      2012   1.273       1.524             --
                                                                                      2011   1.336       1.273             --
                                                                                      2010   1.156       1.336             --
                                                                                      2009   0.869       1.156             --
                                                                                      2008   1.512       0.869             --
                                                                                      2007   1.446       1.512             --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   2.806       3.077        331,527

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.912       2.806       381,353
                                                                                  2014   2.803       2.912       480,449
                                                                                  2013   2.106       2.803       751,849
                                                                                  2012   1.876       2.106       868,870
                                                                                  2011   2.148       1.876       982,996
                                                                                  2010   1.705       2.148     1,145,019
                                                                                  2009   1.246       1.705     1,185,697
                                                                                  2008   2.105       1.246     1,301,855
                                                                                  2007   1.863       2.105     1,378,564
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.050       2.771            --
                                                                                  2007   2.418       3.050       972,084
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2016   1.609       1.690       396,820
                                                                                  2015   1.757       1.609       535,874
                                                                                  2014   2.018       1.757       788,045
                                                                                  2013   1.675       2.018     1,035,143
                                                                                  2012   1.446       1.675     1,313,538
                                                                                  2011   1.652       1.446     1,714,756
                                                                                  2010   1.555       1.652     1,965,658
                                                                                  2009   1.158       1.555     2,242,157
                                                                                  2008   1.983       1.158     2,456,722
                                                                                  2007   1.753       1.983     2,787,846
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.462       1.480            --
                                                                                  2009   1.188       1.462            --
                                                                                  2008   1.709       1.188            --
                                                                                  2007   1.433       1.709            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.497       1.408            --
                                                                                  2007   1.397       1.497            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.673       1.788            --
                                                                                  2010   1.372       1.673            --
                                                                                  2009   0.893       1.372            --
                                                                                  2008   1.627       0.893            --
                                                                                  2007   1.364       1.627            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.567       2.545       576,069
                                                                                  2015   2.666       2.567       642,307
                                                                                  2014   2.261       2.666       839,406
                                                                                  2013   1.561       2.261     1,123,813
                                                                                  2012   1.343       1.561     1,414,141
                                                                                  2011   1.337       1.343     1,718,101
                                                                                  2010   1.092       1.337     2,012,879
                                                                                  2009   0.828       1.092     2,299,588
                                                                                  2008   1.419       0.828     2,555,974
                                                                                  2007   1.476       1.419     2,810,277
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.741       1.748            --
                                                                                  2013   1.345       1.741       838,602
                                                                                  2012   1.194       1.345     1,253,069
                                                                                  2011   1.299       1.194     1,527,578
                                                                                  2010   1.137       1.299     1,656,665
                                                                                  2009   0.897       1.137     1,905,822
                                                                                  2008   1.444       0.897     2,134,740
                                                                                  2007   1.512       1.444     2,348,601
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.096       2.254       377,578
                                                                                  2015   2.106       2.096       674,024
                                                                                  2014   1.937       2.106     1,042,357
                                                                                  2013   1.520       1.937     1,537,120
                                                                                  2012   1.339       1.520     1,760,293
                                                                                  2011   1.332       1.339     2,134,710
                                                                                  2010   1.207       1.332     2,329,716
                                                                                  2009   1.009       1.207     2,488,865
                                                                                  2008   1.457       1.009     1,539,896
                                                                                  2007   1.411       1.457     1,749,041
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.150       2.262       171,826

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.999       2.150       220,162
                                                                                  2014   1.790       1.999       255,394
                                                                                  2013   1.325       1.790       401,586
                                                                                  2012   1.124       1.325       700,602
                                                                                  2011   1.155       1.124       826,424
                                                                                  2010   1.073       1.155       868,773
                                                                                  2009   0.769       1.073       982,108
                                                                                  2008   1.252       0.769     1,074,109
                                                                                  2007   1.255       1.252     1,200,932
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   1.996       2.210       136,201
                                                                                  2015   2.098       1.996       142,744
                                                                                  2014   1.917       2.098       165,622
                                                                                  2013   1.478       1.917       221,573
                                                                                  2012   1.295       1.478       217,789
                                                                                  2011   1.260       1.295       178,370
                                                                                  2010   1.174       1.260       183,743
                                                                                  2009   0.963       1.174       212,947
                                                                                  2008   1.527       0.963       222,353
                                                                                  2007   1.500       1.527       244,309
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.720       2.819       122,566
                                                                                  2015   2.903       2.720       144,294
                                                                                  2014   2.847       2.903       187,950
                                                                                  2013   1.976       2.847       218,593
                                                                                  2012   1.689       1.976       257,681
                                                                                  2011   1.700       1.689       330,359
                                                                                  2010   1.387       1.700       429,473
                                                                                  2009   0.991       1.387       476,632
                                                                                  2008   1.707       0.991       552,331
                                                                                  2007   1.584       1.707       675,683
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.885       0.860            --
                                                                                  2008   1.445       0.885       502,080
                                                                                  2007   1.406       1.445       519,030
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.954       0.941            --
                                                                                  2010   0.892       0.954       700,050
                                                                                  2009   0.775       0.892       888,442
                                                                                  2008   1.004       0.775     1,033,604
                                                                                  2007   1.011       1.004     1,281,072
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.465       1.534            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.205       1.253            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.434       1.482            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.336       1.393            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.463       1.518            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.638       1.803            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.585       1.525            --
                                                                                  2007   1.525       1.585            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2016   1.863       2.088            --
                                                                                  2015   1.973       1.863            --
                                                                                  2014   1.945       1.973            --
                                                                                  2013   1.807       1.945            --
                                                                                  2012   1.578       1.807            --
                                                                                  2011   1.569       1.578            --
                                                                                  2010   1.378       1.569            --
                                                                                  2009   0.954       1.378            --
                                                                                  2008   1.284       0.954            --
                                                                                  2007   1.275       1.284            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2016   1.103       1.093       211,409

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.140       1.103       200,330
                                                                          2014   1.023       1.140       247,450
                                                                          2013   1.007       1.023       313,705
                                                                          2012   0.814       1.007       485,212
                                                                          2011   0.877       0.814       493,665
                                                                          2010   0.770       0.877       574,708
                                                                          2009   0.581       0.770       337,062
                                                                          2008   1.015       0.581       360,544
                                                                          2007   1.216       1.015       429,534
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.378       2.473            --
                                                                          2013   1.880       2.378       284,067
                                                                          2012   1.563       1.880       322,609
                                                                          2011   1.721       1.563       284,659
                                                                          2010   1.602       1.721       377,262
                                                                          2009   1.141       1.602       341,376
                                                                          2008   2.004       1.141       370,793
                                                                          2007   1.568       2.004       186,964
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.607       2.630       130,491
                                                                          2015   2.766       2.607       186,403
                                                                          2014   2.466       2.766       225,785
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.074       2.203       300,384
                                                                          2015   2.212       2.074       366,580
                                                                          2014   2.390       2.212       430,845
                                                                          2013   1.865       2.390       815,832
                                                                          2012   1.470       1.865       867,123
                                                                          2011   1.745       1.470       924,086
                                                                          2010   1.526       1.745     1,080,441
                                                                          2009   1.002       1.526     1,111,985
                                                                          2008   1.726       1.002     1,198,096
                                                                          2007   1.776       1.726     1,353,456
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.876       2.156            --
                                                                          2015   2.036       1.876            --
                                                                          2014   1.901       2.036            --
                                                                          2013   1.433       1.901            --
                                                                          2012   1.235       1.433            --
                                                                          2011   1.279       1.235            --
                                                                          2010   1.136       1.279            --
                                                                          2009   0.913       1.136            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.248       1.413       578,340
                                                                          2015   1.400       1.248       640,774
                                                                          2014   1.303       1.400       804,508
                                                                          2013   1.021       1.303     1,209,292
                                                                          2012   0.909       1.021     1,538,125
                                                                          2011   0.963       0.909     1,700,612
                                                                          2010   0.783       0.963     2,059,397
                                                                          2009   0.632       0.783     2,314,290
                                                                          2008   1.053       0.632     2,550,701
                                                                          2007   1.069       1.053     2,426,368
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.190       2.397        35,040
                                                                          2015   2.267       2.190        40,317
                                                                          2014   2.139       2.267       119,221
                                                                          2013   1.554       2.139       215,214
                                                                          2012   1.338       1.554       154,536
                                                                          2011   1.378       1.338       222,535
                                                                          2010   1.112       1.378       230,492
                                                                          2009   0.846       1.112       121,466
                                                                          2008   1.406       0.846       100,188
                                                                          2007   1.288       1.406        70,814
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2016   1.718       2.203         1,625
                                                                          2015   1.891       1.718        24,147
                                                                          2014   1.844       1.891        22,381
                                                                          2013   1.413       1.844        54,418
                                                                          2012   1.247       1.413       113,265
                                                                          2011   1.416       1.247       189,679
                                                                          2010   1.209       1.416       211,197
                                                                          2009   0.956       1.209       202,757
                                                                          2008   1.305       0.956       190,483
                                                                          2007   1.345       1.305       189,754

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.905       0.894            --
                                                                               2008   1.235       0.905            --
                                                                               2007   1.186       1.235            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2016   1.871       1.925            --
                                                                               2015   1.946       1.871            --
                                                                               2014   1.890       1.946            --
                                                                               2013   1.783       1.890            --
                                                                               2012   1.608       1.783            --
                                                                               2011   1.566       1.608            --
                                                                               2010   1.412       1.566            --
                                                                               2009   1.051       1.412            --
                                                                               2008   1.315       1.051            --
                                                                               2007   1.256       1.315            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   1.893       2.074            --
                                                                               2015   2.238       1.893            --
                                                                               2014   2.436       2.238            --
                                                                               2013   2.612       2.436            --
                                                                               2012   2.239       2.612            --
                                                                               2011   2.801       2.239            --
                                                                               2010   2.306       2.801            --
                                                                               2009   1.391       2.306            --
                                                                               2008   3.183       1.391            --
                                                                               2007   2.533       3.183            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.267       2.098     1,024,717
                                                                               2008   2.775       1.267       927,847
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.815       0.774            --
                                                                               2008   1.451       0.815       288,699
                                                                               2007   1.323       1.451       286,118
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.520       1.592            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.051       2.176       112,819
                                                                               2015   2.004       2.051       167,661
                                                                               2014   1.800       2.004       206,058
                                                                               2013   1.369       1.800       219,122
                                                                               2012   1.232       1.369       278,509
                                                                               2011   1.254       1.232       387,771
                                                                               2010   1.137       1.254       412,655
                                                                               2009   0.974       1.137       459,696
                                                                               2008   1.586       0.974       403,580
                                                                               2007   1.578       1.586       325,365
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.202       1.283       227,799
                                                                               2015   1.252       1.202       236,950
                                                                               2014   1.216       1.252       236,986
                                                                               2013   0.958       1.216       237,036
                                                                               2012   0.838       0.958       258,169
                                                                               2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.204       1.548       552,554
                                                                               2015   1.299       1.204       607,109
                                                                               2014   1.304       1.299       705,944
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.695       1.646         3,116
                                                                               2015   1.761       1.695         3,118
                                                                               2014   1.932       1.761         3,119
                                                                               2013   1.653       1.932         3,121
                                                                               2012   1.446       1.653         9,256
                                                                               2011   1.653       1.446        11,295
                                                                               2010   1.515       1.653        21,757
                                                                               2009   1.175       1.515        25,038
                                                                               2008   2.081       1.175        42,358
                                                                               2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.049       1.136            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.018       1.049       103,174
                                                                          2011   1.096       1.018        73,728
                                                                          2010   0.911       1.096        57,416
                                                                          2009   0.680       0.911        60,092
                                                                          2008   1.125       0.680       124,923
                                                                          2007   1.273       1.125       102,279
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.829       1.641            --
                                                                          2015   1.966       1.829            --
                                                                          2014   1.987       1.966            --
                                                                          2013   1.458       1.987            --
                                                                          2012   1.362       1.458            --
                                                                          2011   1.494       1.362            --
                                                                          2010   1.154       1.494            --
                                                                          2009   0.749       1.154            --
                                                                          2008   1.355       0.749            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.336       1.312     1,831,272
                                                                          2015   1.312       1.336     2,018,493
                                                                          2014   1.311       1.312     2,542,217
                                                                          2013   1.053       1.311     3,025,550
                                                                          2012   0.887       1.053       957,847
                                                                          2011   0.988       0.887     1,007,519
                                                                          2010   0.870       0.988     1,125,074
                                                                          2009   0.635       0.870     1,201,839
                                                                          2008   1.091       0.635     1,465,288
                                                                          2007   1.048       1.091     1,893,492
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.339       1.379       734,771
                                                                          2015   1.407       1.339       844,102
                                                                          2014   1.392       1.407     1,030,048
                                                                          2013   1.561       1.392     1,910,265
                                                                          2012   1.458       1.561     2,414,563
                                                                          2011   1.335       1.458     2,338,860
                                                                          2010   1.261       1.335     2,529,965
                                                                          2009   1.088       1.261     2,520,001
                                                                          2008   1.189       1.088     2,636,780
                                                                          2007   1.126       1.189     2,649,679
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.489       1.497     1,648,591
                                                                          2015   1.520       1.489     2,079,386
                                                                          2014   1.489       1.520     3,043,278
                                                                          2013   1.550       1.489     4,336,901
                                                                          2012   1.448       1.550     5,550,238
                                                                          2011   1.432       1.448     5,726,968
                                                                          2010   1.352       1.432     6,358,710
                                                                          2009   1.217       1.352     7,219,847
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.909       1.917            --
                                                                          2015   1.947       1.909        18,587
                                                                          2014   1.788       1.947        90,473
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.777       1.819            --
                                                                          2015   1.838       1.777       629,257
                                                                          2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.576       1.644            --
                                                                          2012   1.435       1.576            --
                                                                          2011   1.781       1.435            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.357       1.541            --
                                                                          2015   1.436       1.357            --
                                                                          2014   1.294       1.436            --
                                                                          2013   0.988       1.294            --
                                                                          2012   0.855       0.988            --
                                                                          2011   0.909       0.855            --
                                                                          2010   0.793       0.909            --
                                                                          2009   0.683       0.793            --
                                                                          2008   1.094       0.683            --
                                                                          2007   1.074       1.094            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.800       2.047       493,304
                                                                          2015   1.904       1.800       524,337
                                                                          2014   1.750       1.904       633,940
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.311       1.325            --
                                                                          2015   1.331       1.311            --
                                                                          2014   1.268       1.331            --
                                                                          2013   1.304       1.268            --
                                                                          2012   1.238       1.304            --
                                                                          2011   1.186       1.238            --
                                                                          2010   1.117       1.186            --
                                                                          2009   1.042       1.117            --
                                                                          2008   1.101       1.042            --
                                                                          2007   1.058       1.101            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.710       1.677       188,741
                                                                          2015   1.642       1.710       205,278
                                                                          2014   1.539       1.642       236,198
                                                                          2013   1.171       1.539       414,118
                                                                          2012   1.045       1.171       542,581
                                                                          2011   1.171       1.045       567,123
                                                                          2010   0.998       1.171       591,131
                                                                          2009   0.795       0.998       586,936
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.919       0.904            --
                                                                          2015   0.938       0.919            --
                                                                          2014   0.958       0.938            --
                                                                          2013   0.978       0.958            --
                                                                          2012   0.998       0.978            --
                                                                          2011   1.019       0.998            --
                                                                          2010   1.040       1.019            --
                                                                          2009   1.057       1.040            --
                                                                          2008   1.049       1.057            --
                                                                          2007   1.019       1.049            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.739       0.729            --
                                                                          2008   1.261       0.739            --
                                                                          2007   1.336       1.261         1,889
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.715       0.745            --
                                                                          2008   1.322       0.715       327,267
                                                                          2007   1.298       1.322       360,815
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.135       1.248            --
                                                                          2012   1.002       1.135       897,328
                                                                          2011   1.091       1.002       932,789
                                                                          2010   0.973       1.091     1,032,863
                                                                          2009   0.816       0.973     1,173,794
                                                                          2008   1.365       0.816     1,247,125
                                                                          2007   1.339       1.365     1,293,697
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   1.994       2.057        66,510
                                                                          2015   1.980       1.994        84,210
                                                                          2014   1.820       1.980        85,871
                                                                          2013   1.401       1.820        90,538
                                                                          2012   1.290       1.401        91,624
                                                                          2011   1.359       1.290        91,877
                                                                          2010   1.204       1.359       103,831
                                                                          2009   0.824       1.204       111,777
                                                                          2008   1.550       0.824       106,218
                                                                          2007   1.314       1.550        80,134
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)................. 2016   1.623       1.701            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.615       1.623            --
                                                                                 2014   1.491       1.615            --
                                                                                 2013   1.262       1.491            --
                                                                                 2012   1.147       1.262            --
                                                                                 2011   1.127       1.147            --
                                                                                 2010   1.049       1.127            --
                                                                                 2009   0.907       1.049            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.725       1.814         7,249
                                                                                 2015   1.720       1.725            --
                                                                                 2014   1.587       1.720            --
                                                                                 2013   1.211       1.587            --
                                                                                 2012   1.096       1.211            --
                                                                                 2011   1.165       1.096            --
                                                                                 2010   1.062       1.165            --
                                                                                 2009   0.821       1.062            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.911       0.986            --
                                                                                 2010   0.804       0.911       245,228
                                                                                 2009   0.624       0.804       274,953
                                                                                 2008   1.069       0.624       115,264
                                                                                 2007   1.057       1.069        23,429
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.265       1.296       520,885
                                                                                 2015   1.299       1.265       607,705
                                                                                 2014   1.269       1.299       646,373
                                                                                 2013   1.242       1.269       695,467
                                                                                 2012   1.161       1.242       855,261
                                                                                 2011   1.148       1.161       344,748
                                                                                 2010   1.065       1.148       319,474
                                                                                 2009   0.902       1.065       287,644
                                                                                 2008   1.075       0.902       316,451
                                                                                 2007   1.040       1.075            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.278       1.329       615,679
                                                                                 2015   1.319       1.278       809,709
                                                                                 2014   1.283       1.319       854,144
                                                                                 2013   1.181       1.283     1,149,511
                                                                                 2012   1.081       1.181     1,360,337
                                                                                 2011   1.092       1.081       841,382
                                                                                 2010   1.000       1.092       578,184
                                                                                 2009   0.825       1.000       413,902
                                                                                 2008   1.074       0.825       291,625
                                                                                 2007   1.046       1.074       112,150
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.274       1.337     1,499,257
                                                                                 2015   1.317       1.274     1,483,723
                                                                                 2014   1.280       1.317     2,492,343
                                                                                 2013   1.107       1.280     3,379,071
                                                                                 2012   0.998       1.107     3,821,361
                                                                                 2011   1.033       0.998     3,571,445
                                                                                 2010   0.931       1.033     3,577,364
                                                                                 2009   0.751       0.931     3,581,028
                                                                                 2008   1.075       0.751     2,952,280
                                                                                 2007   1.051       1.075     1,974,991
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.251       1.325       444,049
                                                                                 2015   1.299       1.251       453,586
                                                                                 2014   1.260       1.299     1,349,781
                                                                                 2013   1.034       1.260     1,736,353
                                                                                 2012   0.915       1.034     1,721,734
                                                                                 2011   0.971       0.915     1,676,867
                                                                                 2010   0.864       0.971     1,571,010
                                                                                 2009   0.683       0.864     1,651,481
                                                                                 2008   1.074       0.683     1,643,214
                                                                                 2007   1.056       1.074     2,045,451
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   1.947       2.125       238,387
                                                                                 2015   1.969       1.947       270,190
                                                                                 2014   1.777       1.969       317,292
                                                                                 2013   1.377       1.777       400,903
                                                                                 2012   1.218       1.377       442,814
                                                                                 2011   1.223       1.218       453,088
                                                                                 2010   1.091       1.223       476,246
                                                                                 2009   0.889       1.091       618,748

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2016   1.668       1.781     1,022,447
                                                                                   2015   1.708       1.668     1,165,931
                                                                                   2014   1.608       1.708     1,325,721
                                                                                   2013   1.382       1.608     1,648,055
                                                                                   2012   1.267       1.382     2,497,551
                                                                                   2011   1.265       1.267     2,848,616
                                                                                   2010   1.176       1.265     2,969,977
                                                                                   2009   1.014       1.176     3,064,012
                                                                                   2008   1.332       1.014     3,692,479
                                                                                   2007   1.305       1.332     4,032,328
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.202       2.468            --
                                                                                   2015   2.251       2.202            --
                                                                                   2014   2.074       2.251            --
                                                                                   2013   1.559       2.074            --
                                                                                   2012   1.365       1.559            --
                                                                                   2011   1.381       1.365            --
                                                                                   2010   1.265       1.381            --
                                                                                   2009   1.069       1.265            --
                                                                                   2008   1.461       1.069            --
                                                                                   2007   1.385       1.461     1,305,982
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   1.961       2.280            --
                                                                                   2015   1.990       1.961            --
                                                                                   2014   2.031       1.990            --
                                                                                   2013   1.631       2.031            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2016   1.205       1.398            --
                                                                                   2015   1.225       1.205            --
                                                                                   2014   1.254       1.225            --
                                                                                   2013   1.009       1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.830       1.820        44,451
                                                                                   2015   1.690       1.830        47,022
                                                                                   2014   1.585       1.690        49,601
                                                                                   2013   1.166       1.585       289,770
                                                                                   2012   1.003       1.166       293,357
                                                                                   2011   1.038       1.003       300,060
                                                                                   2010   0.907       1.038       341,269
                                                                                   2009   0.647       0.907       505,914
                                                                                   2008   1.139       0.647       464,039
                                                                                   2007   1.066       1.139       498,844
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.133       2.329            --
                                                                                   2015   2.125       2.133            --
                                                                                   2014   2.034       2.125            --
                                                                                   2013   1.440       2.034            --
                                                                                   2012   1.268       1.440            --
                                                                                   2011   1.276       1.268            --
                                                                                   2010   0.967       1.276            --
                                                                                   2009   0.712       0.967            --
                                                                                   2008   1.087       0.712            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.143       1.185            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.152       1.145            --
                                                                                   2015   1.167       1.152            --
                                                                                   2014   1.157       1.167            --
                                                                                   2013   1.188       1.157            --
                                                                                   2012   1.172       1.188            --
                                                                                   2011   1.132       1.172            --
                                                                                   2010   1.090       1.132            --
                                                                                   2009   1.065       1.090            --
                                                                                   2008   1.089       1.065            --
                                                                                   2007   1.064       1.089            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.101       1.122            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.176       1.213            --
                                                                                   2008   1.145       1.176     6,768,225
                                                                                   2007   1.075       1.145     6,365,422
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.467       1.359            --
                                                                                   2007   1.357       1.467            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT International Equity Subaccount (Class IB) (5/01)......... 2007   1.849       1.998    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).............. 2007   1.842       1.965    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.514       1.621    --
                                                                      2013   1.301       1.514    --
                                                                      2012   1.200       1.301    --
                                                                      2011   1.225       1.200    --
                                                                      2010   1.115       1.225    --
                                                                      2009   0.926       1.115    --
                                                                      2008   1.264       0.926    --
                                                                      2007   1.164       1.264    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01).................. 2009   0.912       1.148    --
                                                                      2008   1.450       0.912    --
                                                                      2007   1.516       1.450    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).............. 2009   0.783       0.801    --
                                                                      2008   1.403       0.783    --
                                                                      2007   1.274       1.403    --





                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................. 2007   1.076       1.151            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).......... 2016   2.555       2.517        59,571
                                                                     2015   2.440       2.555        72,542
                                                                     2014   2.435       2.440        77,380
                                                                     2013   1.925       2.435        80,817
                                                                     2012   1.604       1.925        88,485
                                                                     2011   1.798       1.604        92,916
                                                                     2010   1.643       1.798        96,705
                                                                     2009   1.179       1.643       112,622
                                                                     2008   1.955       1.179       117,613
                                                                     2007   1.738       1.955       124,866
 American Funds Growth Subaccount (Class 2) (11/99)................. 2016   2.281       2.445        99,163
                                                                     2015   2.180       2.281       108,798
                                                                     2014   2.051       2.180       115,576
                                                                     2013   1.610       2.051       119,109
                                                                     2012   1.395       1.610       127,080
                                                                     2011   1.488       1.395       147,108
                                                                     2010   1.281       1.488       151,750
                                                                     2009   0.938       1.281       171,580
                                                                     2008   1.710       0.938       177,913
                                                                     2007   1.554       1.710       181,992
 American Funds Growth-Income Subaccount (Class 2) (11/99).......... 2016   1.979       2.161        61,725
                                                                     2015   1.992       1.979        72,631
                                                                     2014   1.838       1.992        99,583
                                                                     2013   1.406       1.838       104,252
                                                                     2012   1.223       1.406       122,223
                                                                     2011   1.272       1.223       135,564
                                                                     2010   1.165       1.272       141,397
                                                                     2009   0.907       1.165       162,927
                                                                     2008   1.490       0.907       170,099
                                                                     2007   1.449       1.490       168,927
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)............. 2007   2.433       2.545            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)........ 2008   1.399       1.337            --
                                                                     2007   1.334       1.399            --

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.148       1.082           --
                                                                                      2007   1.318       1.148           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   2.342       2.471           --
                                                                                      2015   2.382       2.342           --
                                                                                      2014   2.179       2.382           --
                                                                                      2013   1.699       2.179           --
                                                                                      2012   1.494       1.699           --
                                                                                      2011   1.570       1.494           --
                                                                                      2010   1.371       1.570           --
                                                                                      2009   1.033       1.371           --
                                                                                      2008   1.842       1.033           --
                                                                                      2007   1.603       1.842           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.202       2.213           --
                                                                                      2015   2.225       2.202           --
                                                                                      2014   2.054       2.225           --
                                                                                      2013   1.517       2.054           --
                                                                                      2012   1.267       1.517           --
                                                                                      2011   1.331       1.267           --
                                                                                      2010   1.152       1.331           --
                                                                                      2009   0.867       1.152           --
                                                                                      2008   1.509       0.867           --
                                                                                      2007   1.444       1.509           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   2.789       3.056        9,702
                                                                                      2015   2.895       2.789       12,288
                                                                                      2014   2.788       2.895       11,962
                                                                                      2013   2.096       2.788       11,614
                                                                                      2012   1.868       2.096       16,791
                                                                                      2011   2.140       1.868       31,466
                                                                                      2010   1.700       2.140       28,133
                                                                                      2009   1.242       1.700       27,593
                                                                                      2008   2.101       1.242       26,698
                                                                                      2007   1.860       2.101       25,939
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.044       2.764           --
                                                                                      2007   2.414       3.044       11,369
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2016   1.599       1.679        7,774
                                                                                      2015   1.747       1.599        7,774
                                                                                      2014   2.007       1.747        7,774
                                                                                      2013   1.667       2.007        7,774
                                                                                      2012   1.440       1.667        8,643
                                                                                      2011   1.646       1.440        9,609
                                                                                      2010   1.550       1.646       10,555
                                                                                      2009   1.155       1.550       11,742
                                                                                      2008   1.979       1.155       13,367
                                                                                      2007   1.750       1.979       13,723
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.458       1.476           --
                                                                                      2009   1.185       1.458           --
                                                                                      2008   1.705       1.185           --
                                                                                      2007   1.431       1.705           --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   1.494       1.405           --
                                                                                      2007   1.395       1.494           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   1.666       1.781           --
                                                                                      2010   1.368       1.666           --
                                                                                      2009   0.890       1.368           --
                                                                                      2008   1.623       0.890           --
                                                                                      2007   1.362       1.623           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2016   2.551       2.528       10,604

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.651       2.551       10,604
                                                                                  2014   2.249       2.651       10,604
                                                                                  2013   1.554       2.249       10,604
                                                                                  2012   1.337       1.554       15,171
                                                                                  2011   1.332       1.337       16,910
                                                                                  2010   1.088       1.332       26,028
                                                                                  2009   0.826       1.088       28,144
                                                                                  2008   1.415       0.826       30,922
                                                                                  2007   1.473       1.415       13,661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.732       1.738           --
                                                                                  2013   1.338       1.732        3,830
                                                                                  2012   1.189       1.338        4,047
                                                                                  2011   1.294       1.189       34,751
                                                                                  2010   1.134       1.294       35,941
                                                                                  2009   0.895       1.134       43,984
                                                                                  2008   1.441       0.895       45,520
                                                                                  2007   1.510       1.441       46,876
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.083       2.239        1,378
                                                                                  2015   2.094       2.083        1,453
                                                                                  2014   1.926       2.094       20,608
                                                                                  2013   1.513       1.926       21,458
                                                                                  2012   1.333       1.513       22,235
                                                                                  2011   1.327       1.333       24,094
                                                                                  2010   1.203       1.327       25,212
                                                                                  2009   1.006       1.203       25,339
                                                                                  2008   1.453       1.006       12,520
                                                                                  2007   1.409       1.453       12,657
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.137       2.247        3,555
                                                                                  2015   1.987       2.137        3,748
                                                                                  2014   1.780       1.987        3,942
                                                                                  2013   1.319       1.780        4,147
                                                                                  2012   1.119       1.319        4,382
                                                                                  2011   1.151       1.119        4,665
                                                                                  2010   1.070       1.151        4,965
                                                                                  2009   0.767       1.070        5,294
                                                                                  2008   1.250       0.767        5,703
                                                                                  2007   1.252       1.250        6,057
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   1.984       2.195           --
                                                                                  2015   2.086       1.984           --
                                                                                  2014   1.907       2.086           --
                                                                                  2013   1.471       1.907           --
                                                                                  2012   1.290       1.471           --
                                                                                  2011   1.255       1.290           --
                                                                                  2010   1.171       1.255           --
                                                                                  2009   0.960       1.171           --
                                                                                  2008   1.523       0.960           --
                                                                                  2007   1.498       1.523           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   2.703       2.800        2,698
                                                                                  2015   2.887       2.703        2,698
                                                                                  2014   2.832       2.887        2,698
                                                                                  2013   1.967       2.832        2,698
                                                                                  2012   1.682       1.967        3,000
                                                                                  2011   1.694       1.682        3,335
                                                                                  2010   1.382       1.694        3,663
                                                                                  2009   0.989       1.382        4,075
                                                                                  2008   1.703       0.989        4,639
                                                                                  2007   1.581       1.703        9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.882       0.858           --
                                                                                  2008   1.442       0.882       36,176
                                                                                  2007   1.403       1.442       36,176
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.951       0.938           --
                                                                                  2010   0.889       0.951       20,288
                                                                                  2009   0.773       0.889       20,292
                                                                                  2008   1.002       0.773       20,296
                                                                                  2007   1.010       1.002       20,300
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.462       1.532           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)..................... 2007   1.203       1.251           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)................... 2007   1.431       1.480           --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.334       1.391           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.461       1.515           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.635       1.799           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.581       1.522           --
                                                                          2007   1.523       1.581           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   1.851       2.074           --
                                                                          2015   1.962       1.851           --
                                                                          2014   1.935       1.962           --
                                                                          2013   1.799       1.935           --
                                                                          2012   1.571       1.799           --
                                                                          2011   1.563       1.571           --
                                                                          2010   1.374       1.563           --
                                                                          2009   0.952       1.374           --
                                                                          2008   1.281       0.952           --
                                                                          2007   1.273       1.281           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.097       1.087           --
                                                                          2015   1.135       1.097           --
                                                                          2014   1.019       1.135           --
                                                                          2013   1.003       1.019           --
                                                                          2012   0.811       1.003           --
                                                                          2011   0.875       0.811           --
                                                                          2010   0.768       0.875           --
                                                                          2009   0.581       0.768           --
                                                                          2008   1.014       0.581           --
                                                                          2007   1.216       1.014           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.366       2.460           --
                                                                          2013   1.871       2.366           --
                                                                          2012   1.556       1.871           --
                                                                          2011   1.715       1.556           --
                                                                          2010   1.596       1.715           --
                                                                          2009   1.138       1.596           --
                                                                          2008   1.999       1.138           --
                                                                          2007   1.565       1.999           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.591       2.613           --
                                                                          2015   2.751       2.591           --
                                                                          2014   2.453       2.751           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.061       2.188           --
                                                                          2015   2.199       2.061           --
                                                                          2014   2.377       2.199           --
                                                                          2013   1.856       2.377           --
                                                                          2012   1.464       1.856           --
                                                                          2011   1.738       1.464           --
                                                                          2010   1.521       1.738           --
                                                                          2009   0.999       1.521           --
                                                                          2008   1.722       0.999           --
                                                                          2007   1.773       1.722           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.864       2.141           --
                                                                          2015   2.025       1.864           --
                                                                          2014   1.892       2.025           --
                                                                          2013   1.427       1.892           --
                                                                          2012   1.230       1.427           --
                                                                          2011   1.274       1.230           --
                                                                          2010   1.133       1.274           --
                                                                          2009   0.911       1.133           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.242       1.405       36,028

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   1.394       1.242       36,034
                                                                              2014   1.298       1.394       36,040
                                                                              2013   1.018       1.298       36,046
                                                                              2012   0.906       1.018       36,603
                                                                              2011   0.961       0.906       37,222
                                                                              2010   0.782       0.961       63,236
                                                                              2009   0.631       0.782       64,009
                                                                              2008   1.052       0.631       65,062
                                                                              2007   1.068       1.052       90,378
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.178       2.383           --
                                                                              2015   2.257       2.178           --
                                                                              2014   2.130       2.257           --
                                                                              2013   1.548       2.130           --
                                                                              2012   1.334       1.548           --
                                                                              2011   1.374       1.334           --
                                                                              2010   1.109       1.374           --
                                                                              2009   0.844       1.109           --
                                                                              2008   1.404       0.844           --
                                                                              2007   1.287       1.404           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.709       2.190           --
                                                                              2015   1.882       1.709           --
                                                                              2014   1.836       1.882           --
                                                                              2013   1.407       1.836           --
                                                                              2012   1.243       1.407           --
                                                                              2011   1.412       1.243           --
                                                                              2010   1.206       1.412           --
                                                                              2009   0.954       1.206           --
                                                                              2008   1.303       0.954           --
                                                                              2007   1.344       1.303           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.903       0.891           --
                                                                              2008   1.233       0.903           --
                                                                              2007   1.184       1.233           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.859       1.912           --
                                                                              2015   1.935       1.859           --
                                                                              2014   1.880       1.935           --
                                                                              2013   1.775       1.880           --
                                                                              2012   1.602       1.775           --
                                                                              2011   1.560       1.602           --
                                                                              2010   1.408       1.560           --
                                                                              2009   1.048       1.408           --
                                                                              2008   1.312       1.048           --
                                                                              2007   1.254       1.312           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.881       2.060           --
                                                                              2015   2.225       1.881           --
                                                                              2014   2.423       2.225           --
                                                                              2013   2.600       2.423           --
                                                                              2012   2.229       2.600           --
                                                                              2011   2.791       2.229           --
                                                                              2010   2.298       2.791           --
                                                                              2009   1.387       2.298           --
                                                                              2008   3.176       1.387           --
                                                                              2007   2.529       3.176           --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.264       2.091        8,406
                                                                              2008   2.768       1.264        9,378
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.813       0.771           --
                                                                              2008   1.448       0.813           --
                                                                              2007   1.321       1.448           --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.518       1.589           --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.038       2.161           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   1.992       2.038           --
                                                                               2014   1.791       1.992           --
                                                                               2013   1.363       1.791           --
                                                                               2012   1.226       1.363           --
                                                                               2011   1.250       1.226           --
                                                                               2010   1.134       1.250           --
                                                                               2009   0.971       1.134           --
                                                                               2008   1.582       0.971           --
                                                                               2007   1.576       1.582           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.196       1.276           --
                                                                               2015   1.246       1.196           --
                                                                               2014   1.211       1.246           --
                                                                               2013   0.955       1.211           --
                                                                               2012   0.836       0.955           --
                                                                               2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.198       1.540       15,032
                                                                               2015   1.294       1.198       15,037
                                                                               2014   1.299       1.294       15,042
                                                                               2013   1.001       1.299       15,047
                                                                               2012   0.867       1.001       15,558
                                                                               2011   0.973       0.867       49,754
                                                                               2010   0.828       0.973       50,310
                                                                               2009   0.669       0.828       51,006
                                                                               2008   0.974       0.669       51,956
                                                                               2007   1.025       0.974       56,670
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.684       1.635           --
                                                                               2015   1.751       1.684           --
                                                                               2014   1.922       1.751           --
                                                                               2013   1.645       1.922           --
                                                                               2012   1.440       1.645           --
                                                                               2011   1.647       1.440           --
                                                                               2010   1.510       1.647           --
                                                                               2009   1.172       1.510           --
                                                                               2008   2.077       1.172           --
                                                                               2007   1.984       2.077           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.045       1.131           --
                                                                               2012   1.014       1.045           --
                                                                               2011   1.093       1.014           --
                                                                               2010   0.909       1.093           --
                                                                               2009   0.679       0.909           --
                                                                               2008   1.123       0.679           --
                                                                               2007   1.272       1.123           --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.818       1.630           --
                                                                               2015   1.955       1.818           --
                                                                               2014   1.976       1.955           --
                                                                               2013   1.452       1.976           --
                                                                               2012   1.357       1.452           --
                                                                               2011   1.488       1.357           --
                                                                               2010   1.151       1.488           --
                                                                               2009   0.747       1.151           --
                                                                               2008   1.351       0.747           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.329       1.305           --
                                                                               2015   1.306       1.329           --
                                                                               2014   1.306       1.306           --
                                                                               2013   1.049       1.306           --
                                                                               2012   0.884       1.049           --
                                                                               2011   0.986       0.884           --
                                                                               2010   0.869       0.986           --
                                                                               2009   0.634       0.869           --
                                                                               2008   1.090       0.634           --
                                                                               2007   1.047       1.090           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.330       1.370        3,425

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.399       1.330         3,427
                                                                          2014   1.385       1.399         3,429
                                                                          2013   1.554       1.385         3,430
                                                                          2012   1.452       1.554         3,432
                                                                          2011   1.330       1.452        20,006
                                                                          2010   1.257       1.330        21,028
                                                                          2009   1.085       1.257        22,137
                                                                          2008   1.186       1.085        23,424
                                                                          2007   1.124       1.186        24,961
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.480       1.487        45,779
                                                                          2015   1.512       1.480        51,788
                                                                          2014   1.482       1.512        56,445
                                                                          2013   1.543       1.482        58,334
                                                                          2012   1.442       1.543       132,670
                                                                          2011   1.427       1.442        85,829
                                                                          2010   1.347       1.427        90,813
                                                                          2009   1.213       1.347       103,257
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.897       1.905            --
                                                                          2015   1.936       1.897            --
                                                                          2014   1.779       1.936            --
                                                                          2013   1.365       1.779            --
                                                                          2012   1.261       1.365            --
                                                                          2011   1.349       1.261            --
                                                                          2010   1.185       1.349            --
                                                                          2009   0.977       1.185            --
                                                                          2008   1.485       0.977            --
                                                                          2007   1.445       1.485            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.167       1.286            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.766       1.808            --
                                                                          2015   1.828       1.766         3,251
                                                                          2014   1.785       1.828         9,374
                                                                          2013   1.795       1.785         9,551
                                                                          2012   1.642       1.795         9,711
                                                                          2011   1.618       1.642        10,112
                                                                          2010   1.473       1.618        10,343
                                                                          2009   1.130       1.473        10,348
                                                                          2008   1.293       1.130        10,353
                                                                          2007   1.239       1.293        10,731
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.568       1.636            --
                                                                          2012   1.429       1.568            --
                                                                          2011   1.774       1.429            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.350       1.533            --
                                                                          2015   1.430       1.350            --
                                                                          2014   1.289       1.430            --
                                                                          2013   0.984       1.289            --
                                                                          2012   0.852       0.984            --
                                                                          2011   0.906       0.852            --
                                                                          2010   0.791       0.906            --
                                                                          2009   0.682       0.791            --
                                                                          2008   1.093       0.682            --
                                                                          2007   1.074       1.093            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.789       2.033         3,283
                                                                          2015   1.893       1.789         3,462
                                                                          2014   1.741       1.893         3,640
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.303       1.316            --
                                                                          2015   1.323       1.303            --
                                                                          2014   1.262       1.323            --
                                                                          2013   1.298       1.262            --
                                                                          2012   1.233       1.298            --
                                                                          2011   1.182       1.233            --
                                                                          2010   1.114       1.182            --
                                                                          2009   1.039       1.114            --
                                                                          2008   1.099       1.039            --
                                                                          2007   1.056       1.099            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.700       1.666            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.633       1.700           --
                                                                                 2014   1.531       1.633           --
                                                                                 2013   1.165       1.531           --
                                                                                 2012   1.041       1.165           --
                                                                                 2011   1.167       1.041           --
                                                                                 2010   0.995       1.167           --
                                                                                 2009   0.792       0.995           --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.914       0.898           --
                                                                                 2015   0.933       0.914           --
                                                                                 2014   0.953       0.933           --
                                                                                 2013   0.973       0.953           --
                                                                                 2012   0.994       0.973           --
                                                                                 2011   1.015       0.994           --
                                                                                 2010   1.036       1.015           --
                                                                                 2009   1.054       1.036           --
                                                                                 2008   1.046       1.054           --
                                                                                 2007   1.017       1.046           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *................. 2009   0.737       0.727           --
                                                                                 2008   1.259       0.737           --
                                                                                 2007   1.334       1.259           --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.713       0.743           --
                                                                                 2008   1.319       0.713           --
                                                                                 2007   1.296       1.319           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.130       1.242           --
                                                                                 2012   0.998       1.130           --
                                                                                 2011   1.087       0.998           --
                                                                                 2010   0.970       1.087       19,602
                                                                                 2009   0.814       0.970       26,542
                                                                                 2008   1.362       0.814       26,560
                                                                                 2007   1.337       1.362       29,123
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.982       2.043           --
                                                                                 2015   1.969       1.982           --
                                                                                 2014   1.811       1.969           --
                                                                                 2013   1.394       1.811           --
                                                                                 2012   1.284       1.394           --
                                                                                 2011   1.354       1.284           --
                                                                                 2010   1.201       1.354           --
                                                                                 2009   0.822       1.201           --
                                                                                 2008   1.546       0.822           --
                                                                                 2007   1.312       1.546           --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.614       1.691           --
                                                                                 2015   1.607       1.614           --
                                                                                 2014   1.484       1.607           --
                                                                                 2013   1.257       1.484           --
                                                                                 2012   1.142       1.257           --
                                                                                 2011   1.124       1.142           --
                                                                                 2010   1.046       1.124           --
                                                                                 2009   0.905       1.046           --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.715       1.802           --
                                                                                 2015   1.710       1.715           --
                                                                                 2014   1.578       1.710           --
                                                                                 2013   1.206       1.578           --
                                                                                 2012   1.091       1.206           --
                                                                                 2011   1.161       1.091           --
                                                                                 2010   1.059       1.161           --
                                                                                 2009   0.819       1.059           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.909       0.983           --
                                                                                 2010   0.802       0.909           --
                                                                                 2009   0.623       0.802           --
                                                                                 2008   1.068       0.623           --
                                                                                 2007   1.057       1.068           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.259       1.289           --

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2015   1.293       1.259           --
                                                                     2014   1.264       1.293           --
                                                                     2013   1.238       1.264           --
                                                                     2012   1.158       1.238           --
                                                                     2011   1.145       1.158           --
                                                                     2010   1.063       1.145           --
                                                                     2009   0.900       1.063           --
                                                                     2008   1.074       0.900           --
                                                                     2007   1.039       1.074           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2016   1.272       1.322           --
                                                                     2015   1.313       1.272           --
                                                                     2014   1.278       1.313           --
                                                                     2013   1.177       1.278           --
                                                                     2012   1.078       1.177           --
                                                                     2011   1.090       1.078           --
                                                                     2010   0.998       1.090           --
                                                                     2009   0.824       0.998           --
                                                                     2008   1.073       0.824           --
                                                                     2007   1.046       1.073           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.268       1.330           --
                                                                     2015   1.311       1.268           --
                                                                     2014   1.275       1.311           --
                                                                     2013   1.103       1.275           --
                                                                     2012   0.995       1.103           --
                                                                     2011   1.030       0.995           --
                                                                     2010   0.930       1.030           --
                                                                     2009   0.750       0.930           --
                                                                     2008   1.074       0.750           --
                                                                     2007   1.051       1.074           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.245       1.318           --
                                                                     2015   1.293       1.245           --
                                                                     2014   1.255       1.293       17,106
                                                                     2013   1.031       1.255       17,121
                                                                     2012   0.913       1.031       17,138
                                                                     2011   0.968       0.913       17,158
                                                                     2010   0.862       0.968       17,179
                                                                     2009   0.682       0.862       17,203
                                                                     2008   1.074       0.682       17,227
                                                                     2007   1.056       1.074       17,248
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2016   1.935       2.110       36,176
                                                                     2015   1.958       1.935       36,176
                                                                     2014   1.768       1.958       36,176
                                                                     2013   1.371       1.768       36,176
                                                                     2012   1.213       1.371       36,176
                                                                     2011   1.219       1.213       36,176
                                                                     2010   1.087       1.219       36,176
                                                                     2009   0.887       1.087       36,176
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2016   1.657       1.769           --
                                                                     2015   1.699       1.657           --
                                                                     2014   1.600       1.699        6,927
                                                                     2013   1.376       1.600        6,933
                                                                     2012   1.262       1.376       53,208
                                                                     2011   1.261       1.262       45,644
                                                                     2010   1.172       1.261       46,622
                                                                     2009   1.011       1.172       62,555
                                                                     2008   1.329       1.011       63,793
                                                                     2007   1.303       1.329       60,104
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2016   2.183       2.445           --
                                                                     2015   2.233       2.183           --
                                                                     2014   2.058       2.233           --
                                                                     2013   1.548       2.058           --
                                                                     2012   1.356       1.548           --
                                                                     2011   1.373       1.356           --
                                                                     2010   1.258       1.373           --
                                                                     2009   1.063       1.258           --
                                                                     2008   1.458       1.063           --
                                                                     2007   1.384       1.458        2,560
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   1.949       2.265           --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.979       1.949            --
                                                                                   2014   2.020       1.979            --
                                                                                   2013   1.623       2.020            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.821       1.811            --
                                                                                   2015   1.683       1.821            --
                                                                                   2014   1.579       1.683            --
                                                                                   2013   1.162       1.579            --
                                                                                   2012   1.000       1.162            --
                                                                                   2011   1.035       1.000            --
                                                                                   2010   0.906       1.035            --
                                                                                   2009   0.647       0.906            --
                                                                                   2008   1.138       0.647            --
                                                                                   2007   1.065       1.138            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.120       2.314            --
                                                                                   2015   2.113       2.120            --
                                                                                   2014   2.023       2.113            --
                                                                                   2013   1.433       2.023            --
                                                                                   2012   1.263       1.433            --
                                                                                   2011   1.271       1.263            --
                                                                                   2010   0.964       1.271            --
                                                                                   2009   0.710       0.964            --
                                                                                   2008   1.084       0.710            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142       1.184            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.145       1.137            --
                                                                                   2015   1.161       1.145            --
                                                                                   2014   1.152       1.161            --
                                                                                   2013   1.183       1.152            --
                                                                                   2012   1.167       1.183            --
                                                                                   2011   1.128       1.167            --
                                                                                   2010   1.087       1.128            --
                                                                                   2009   1.062       1.087            --
                                                                                   2008   1.087       1.062            --
                                                                                   2007   1.062       1.087            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.099       1.120            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.173       1.210            --
                                                                                   2008   1.143       1.173       103,283
                                                                                   2007   1.073       1.143        89,883
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.463       1.356            --
                                                                                   2007   1.355       1.463            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.845       1.995            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.839       1.961            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.506       1.612            --
                                                                                   2013   1.296       1.506            --
                                                                                   2012   1.195       1.296            --
                                                                                   2011   1.221       1.195            --
                                                                                   2010   1.112       1.221            --
                                                                                   2009   0.924       1.112            --
                                                                                   2008   1.262       0.924            --
                                                                                   2007   1.162       1.262            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............................... 2009   0.910       1.144            --
                                                                                   2008   1.447       0.910            --
                                                                                   2007   1.513       1.447            --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........................... 2009   0.780       0.798            --
                                                                                   2008   1.400       0.780            --
                                                                                   2007   1.271       1.400            --

                                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)................................... 2007   1.076       1.149            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)........................... 2016   2.770       2.726        50,897
                                                                                      2015   2.648       2.770        53,641
                                                                                      2014   2.645       2.648        56,355
                                                                                      2013   2.093       2.645        88,375
                                                                                      2012   1.746       2.093        98,323
                                                                                      2011   1.959       1.746       114,690
                                                                                      2010   1.792       1.959       258,486
                                                                                      2009   1.287       1.792       274,841
                                                                                      2008   2.136       1.287       311,801
                                                                                      2007   1.902       2.136       303,288
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2016   2.522       2.701       235,001
                                                                                      2015   2.412       2.522       233,128
                                                                                      2014   2.272       2.412       258,679
                                                                                      2013   1.785       2.272       391,815
                                                                                      2012   1.548       1.785       468,546
                                                                                      2011   1.654       1.548       524,654
                                                                                      2010   1.424       1.654       723,162
                                                                                      2009   1.044       1.424       756,717
                                                                                      2008   1.905       1.044       769,586
                                                                                      2007   1.734       1.905       780,739
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2016   2.145       2.340       230,674
                                                                                      2015   2.161       2.145       223,422
                                                                                      2014   1.997       2.161       249,695
                                                                                      2013   1.529       1.997       289,046
                                                                                      2012   1.331       1.529       325,755
                                                                                      2011   1.386       1.331       656,284
                                                                                      2010   1.271       1.386       772,633
                                                                                      2009   0.990       1.271       808,960
                                                                                      2008   1.629       0.990       974,095
                                                                                      2007   1.585       1.629     1,042,503
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.722       2.846            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.442       1.377            --
                                                                                      2007   1.376       1.442        25,626
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.252       1.180            --
                                                                                      2007   1.439       1.252        47,700
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2016   2.521       2.657            --
                                                                                      2015   2.567       2.521         2,559
                                                                                      2014   2.350       2.567         6,084
                                                                                      2013   1.834       2.350         9,998
                                                                                      2012   1.615       1.834         9,393
                                                                                      2011   1.698       1.615        11,741
                                                                                      2010   1.484       1.698        16,655
                                                                                      2009   1.120       1.484        19,341
                                                                                      2008   1.998       1.120         4,384
                                                                                      2007   1.742       1.998        43,121
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2016   2.293       2.303            --
                                                                                      2015   2.320       2.293            --
                                                                                      2014   2.143       2.320            --
                                                                                      2013   1.585       2.143            --
                                                                                      2012   1.325       1.585            --
                                                                                      2011   1.393       1.325            --
                                                                                      2010   1.207       1.393            --
                                                                                      2009   0.909       1.207            --
                                                                                      2008   1.584       0.909            --
                                                                                      2007   1.517       1.584            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2016   3.068       3.359        32,161

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   3.188       3.068        34,518
                                                                                  2014   3.074       3.188        39,681
                                                                                  2013   2.312       3.074        64,087
                                                                                  2012   2.064       2.312        76,288
                                                                                  2011   2.366       2.064        76,978
                                                                                  2010   1.881       2.366        79,192
                                                                                  2009   1.376       1.881        86,856
                                                                                  2008   2.330       1.376        79,036
                                                                                  2007   2.065       2.330        97,311
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.458       3.140            --
                                                                                  2007   2.745       3.458        90,456
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2016   1.719       1.803        19,272
                                                                                  2015   1.880       1.719        25,914
                                                                                  2014   2.162       1.880        24,269
                                                                                  2013   1.797       2.162        31,854
                                                                                  2012   1.554       1.797        48,362
                                                                                  2011   1.778       1.554        55,062
                                                                                  2010   1.676       1.778        74,641
                                                                                  2009   1.251       1.676       111,002
                                                                                  2008   2.144       1.251       113,039
                                                                                  2007   1.899       2.144       146,322
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.583       1.602            --
                                                                                  2009   1.288       1.583         4,379
                                                                                  2008   1.855       1.288         4,383
                                                                                  2007   1.558       1.855        10,968
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.545       1.453            --
                                                                                  2007   1.444       1.545        31,119
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.867       1.995            --
                                                                                  2010   1.534       1.867            --
                                                                                  2009   1.000       1.534            --
                                                                                  2008   1.824       1.000            --
                                                                                  2007   1.532       1.824            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.777       2.749        94,450
                                                                                  2015   2.889       2.777       105,298
                                                                                  2014   2.453       2.889       109,998
                                                                                  2013   1.697       2.453       139,383
                                                                                  2012   1.461       1.697       146,105
                                                                                  2011   1.457       1.461       170,373
                                                                                  2010   1.192       1.457       194,294
                                                                                  2009   0.905       1.192       278,114
                                                                                  2008   1.553       0.905       289,925
                                                                                  2007   1.617       1.553       325,756
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.922       1.928            --
                                                                                  2013   1.487       1.922       111,108
                                                                                  2012   1.322       1.487       130,526
                                                                                  2011   1.440       1.322       147,242
                                                                                  2010   1.263       1.440       269,797
                                                                                  2009   0.998       1.263       309,144
                                                                                  2008   1.609       0.998       355,136
                                                                                  2007   1.686       1.609       383,497
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.189       2.350       117,490
                                                                                  2015   2.202       2.189       122,027
                                                                                  2014   2.028       2.202       130,346
                                                                                  2013   1.595       2.028       136,998
                                                                                  2012   1.406       1.595       153,818
                                                                                  2011   1.401       1.406       191,352
                                                                                  2010   1.271       1.401       200,090
                                                                                  2009   1.064       1.271       238,607
                                                                                  2008   1.539       1.064       251,912
                                                                                  2007   1.493       1.539       245,837
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.467       2.592        11,539

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.297       2.467        13,015
                                                                                  2014   2.060       2.297        14,454
                                                                                  2013   1.528       2.060        22,758
                                                                                  2012   1.298       1.528        24,554
                                                                                  2011   1.335       1.298        26,669
                                                                                  2010   1.243       1.335        29,487
                                                                                  2009   0.892       1.243        88,519
                                                                                  2008   1.455       0.892       117,723
                                                                                  2007   1.459       1.455       167,559
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2016   2.121       2.345         7,995
                                                                                  2015   2.232       2.121        18,009
                                                                                  2014   2.043       2.232        11,475
                                                                                  2013   1.577       2.043        11,484
                                                                                  2012   1.384       1.577        11,495
                                                                                  2011   1.348       1.384        17,435
                                                                                  2010   1.259       1.348        17,453
                                                                                  2009   1.034       1.259        17,473
                                                                                  2008   1.642       1.034        17,493
                                                                                  2007   1.615       1.642        28,456
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2016   3.051       3.158        34,020
                                                                                  2015   3.262       3.051        36,034
                                                                                  2014   3.204       3.262        37,377
                                                                                  2013   2.227       3.204        38,630
                                                                                  2012   1.906       2.227        40,801
                                                                                  2011   1.922       1.906        42,996
                                                                                  2010   1.570       1.922        45,607
                                                                                  2009   1.124       1.570        54,189
                                                                                  2008   1.938       1.124        63,710
                                                                                  2007   1.801       1.938        73,969
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.939       0.912            --
                                                                                  2008   1.536       0.939        15,168
                                                                                  2007   1.496       1.536        16,213
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.944       0.931            --
                                                                                  2010   0.884       0.944        25,171
                                                                                  2009   0.769       0.884        35,956
                                                                                  2008   0.998       0.769        45,268
                                                                                  2007   1.006       0.998        47,121
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.627       1.704            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.402       1.457            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.622       1.676            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.456       1.517            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.581       1.640            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.767       1.944            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.718       1.652            --
                                                                                  2007   1.656       1.718            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2016   2.015       2.255        28,157
                                                                                  2015   2.137       2.015        31,569
                                                                                  2014   2.111       2.137        35,348
                                                                                  2013   1.963       2.111        39,497
                                                                                  2012   1.717       1.963        35,806
                                                                                  2011   1.710       1.717        37,858
                                                                                  2010   1.504       1.710        39,787
                                                                                  2009   1.043       1.504        43,434
                                                                                  2008   1.406       1.043        49,199
                                                                                  2007   1.398       1.406        52,600
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2016   1.087       1.075         1,107

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.125       1.087         9,836
                                                                          2014   1.012       1.125        12,697
                                                                          2013   0.997       1.012        14,510
                                                                          2012   0.807       0.997        14,480
                                                                          2011   0.871       0.807        35,015
                                                                          2010   0.765       0.871        45,444
                                                                          2009   0.579       0.765        31,442
                                                                          2008   1.013       0.579        48,195
                                                                          2007   1.215       1.013        63,472
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.422       2.517            --
                                                                          2013   1.917       2.422         2,040
                                                                          2012   1.596       1.917         7,394
                                                                          2011   1.760       1.596        15,590
                                                                          2010   1.640       1.760        20,520
                                                                          2009   1.171       1.640        22,182
                                                                          2008   2.059       1.171        12,970
                                                                          2007   1.613       2.059        16,253
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.646       2.666         1,724
                                                                          2015   2.812       2.646         1,727
                                                                          2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.214       2.348        23,131
                                                                          2015   2.365       2.214        16,406
                                                                          2014   2.559       2.365        15,774
                                                                          2013   2.000       2.559        35,982
                                                                          2012   1.579       2.000        73,757
                                                                          2011   1.877       1.579        77,325
                                                                          2010   1.644       1.877        93,640
                                                                          2009   1.081       1.644        94,460
                                                                          2008   1.865       1.081        59,331
                                                                          2007   1.922       1.865        58,425
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.021       2.320           596
                                                                          2015   2.198       2.021           598
                                                                          2014   2.055       2.198           600
                                                                          2013   1.552       2.055           602
                                                                          2012   1.338       1.552         6,394
                                                                          2011   1.389       1.338        12,398
                                                                          2010   1.236       1.389        22,776
                                                                          2009   0.994       1.236        23,493
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.230       1.390        92,333
                                                                          2015   1.382       1.230        93,184
                                                                          2014   1.288       1.382        96,351
                                                                          2013   1.011       1.288       104,356
                                                                          2012   0.901       1.011       115,813
                                                                          2011   0.956       0.901       141,667
                                                                          2010   0.779       0.956       173,048
                                                                          2009   0.629       0.779       188,702
                                                                          2008   1.051       0.629       214,151
                                                                          2007   1.068       1.051       254,416
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2016   2.155       2.355         3,411
                                                                          2015   2.235       2.155        34,657
                                                                          2014   2.112       2.235        34,858
                                                                          2013   1.536       2.112        35,063
                                                                          2012   1.325       1.536        31,097
                                                                          2011   1.366       1.325        20,473
                                                                          2010   1.104       1.366        23,098
                                                                          2009   0.841       1.104            --
                                                                          2008   1.400       0.841            --
                                                                          2007   1.285       1.400            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2016   1.691       2.164            --
                                                                          2015   1.864       1.691            --
                                                                          2014   1.820       1.864            --
                                                                          2013   1.396       1.820            --
                                                                          2012   1.234       1.396            --
                                                                          2011   1.404       1.234            --
                                                                          2010   1.201       1.404            --
                                                                          2009   0.951       1.201            --
                                                                          2008   1.300       0.951            --
                                                                          2007   1.342       1.300            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.899       0.887            --
                                                                               2008   1.228       0.899            --
                                                                               2007   1.181       1.228        10,055
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2016   2.048       2.105            --
                                                                               2015   2.133       2.048        27,819
                                                                               2014   2.074       2.133        30,719
                                                                               2013   1.960       2.074        33,898
                                                                               2012   1.771       1.960        43,024
                                                                               2011   1.727       1.771        48,485
                                                                               2010   1.560       1.727        44,918
                                                                               2009   1.163       1.560        38,746
                                                                               2008   1.457       1.163        63,317
                                                                               2007   1.394       1.457        57,100
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.086       2.282            --
                                                                               2015   2.469       2.086            --
                                                                               2014   2.692       2.469            --
                                                                               2013   2.891       2.692            --
                                                                               2012   2.481       2.891            --
                                                                               2011   3.110       2.481            --
                                                                               2010   2.563       3.110            --
                                                                               2009   1.549       2.563            --
                                                                               2008   3.549       1.549            --
                                                                               2007   2.828       3.549           724
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.434       2.371        77,330
                                                                               2008   3.144       1.434        64,917
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.870       0.826            --
                                                                               2008   1.551       0.870        73,365
                                                                               2007   1.417       1.551        77,196
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.602       1.676            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.132       2.258        62,821
                                                                               2015   2.086       2.132        66,742
                                                                               2014   1.877       2.086        70,928
                                                                               2013   1.430       1.877        76,181
                                                                               2012   1.288       1.430        82,934
                                                                               2011   1.314       1.288        93,475
                                                                               2010   1.193       1.314       109,013
                                                                               2009   1.023       1.193       147,468
                                                                               2008   1.668       1.023       139,391
                                                                               2007   1.662       1.668       126,496
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2016   1.184       1.263            --
                                                                               2015   1.236       1.184         2,097
                                                                               2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.187       1.524        44,399
                                                                               2015   1.282       1.187        45,976
                                                                               2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.763       1.709            --
                                                                               2015   1.834       1.763            --
                                                                               2014   2.015       1.834            --
                                                                               2013   1.727       2.015            --
                                                                               2012   1.513       1.727            --
                                                                               2011   1.732       1.513            --
                                                                               2010   1.590       1.732            --
                                                                               2009   1.235       1.590            --
                                                                               2008   2.191       1.235            --
                                                                               2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.037       1.122            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.007       1.037         2,770
                                                                          2011   1.087       1.007         2,771
                                                                          2010   0.905       1.087         2,773
                                                                          2009   0.676       0.905         2,774
                                                                          2008   1.120       0.676        16,021
                                                                          2007   1.269       1.120        14,166
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.974       1.767            --
                                                                          2015   2.124       1.974            --
                                                                          2014   2.150       2.124            --
                                                                          2013   1.581       2.150            --
                                                                          2012   1.479       1.581            --
                                                                          2011   1.624       1.479            --
                                                                          2010   1.257       1.624            --
                                                                          2009   0.817       1.257            --
                                                                          2008   1.478       0.817            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.317       1.291        65,381
                                                                          2015   1.295       1.317        64,822
                                                                          2014   1.296       1.295       433,586
                                                                          2013   1.042       1.296       523,281
                                                                          2012   0.879       1.042        37,849
                                                                          2011   0.981       0.879        41,096
                                                                          2010   0.865       0.981        46,089
                                                                          2009   0.633       0.865        85,127
                                                                          2008   1.088       0.633       110,071
                                                                          2007   1.047       1.088       133,447
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.310       1.348        45,261
                                                                          2015   1.380       1.310        46,630
                                                                          2014   1.367       1.380        47,570
                                                                          2013   1.535       1.367        50,436
                                                                          2012   1.435       1.535       101,482
                                                                          2011   1.316       1.435       120,259
                                                                          2010   1.246       1.316       136,275
                                                                          2009   1.076       1.246       135,430
                                                                          2008   1.178       1.076       147,266
                                                                          2007   1.117       1.178       189,644
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.484       1.490        82,450
                                                                          2015   1.517       1.484       142,473
                                                                          2014   1.489       1.517       190,093
                                                                          2013   1.551       1.489       391,669
                                                                          2012   1.452       1.551       429,000
                                                                          2011   1.438       1.452       550,081
                                                                          2010   1.359       1.438       610,834
                                                                          2009   1.224       1.359       668,990
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.013       2.021            --
                                                                          2015   2.057       2.013        11,429
                                                                          2014   1.892       2.057        11,429
                                                                          2013   1.453       1.892        13,233
                                                                          2012   1.343       1.453        27,692
                                                                          2011   1.439       1.343        13,252
                                                                          2010   1.265       1.439        13,608
                                                                          2009   1.044       1.265        30,441
                                                                          2008   1.589       1.044         6,940
                                                                          2007   1.547       1.589         5,074
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.165       1.284            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.907       1.951            --
                                                                          2015   1.975       1.907        25,695
                                                                          2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.754       1.829            --
                                                                          2012   1.599       1.754            --
                                                                          2011   1.987       1.599            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.337       1.517         1,772
                                                                          2015   1.418       1.337         1,777
                                                                          2014   1.279       1.418         1,783
                                                                          2013   0.978       1.279         1,789
                                                                          2012   0.847       0.978         4,878
                                                                          2011   0.902       0.847        20,787
                                                                          2010   0.788       0.902        40,937
                                                                          2009   0.681       0.788        82,558
                                                                          2008   1.092       0.681       102,228
                                                                          2007   1.073       1.092       191,645
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.981       2.249        54,802
                                                                          2015   2.098       1.981        59,139
                                                                          2014   1.931       2.098        71,502
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.334       1.346            --
                                                                          2015   1.356       1.334            --
                                                                          2014   1.294       1.356            --
                                                                          2013   1.333       1.294            --
                                                                          2012   1.268       1.333            --
                                                                          2011   1.216       1.268            --
                                                                          2010   1.147       1.216            --
                                                                          2009   1.071       1.147            --
                                                                          2008   1.134       1.071            --
                                                                          2007   1.091       1.134            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.807       1.769        27,065
                                                                          2015   1.738       1.807        28,908
                                                                          2014   1.632       1.738        30,563
                                                                          2013   1.243       1.632        32,355
                                                                          2012   1.111       1.243        79,994
                                                                          2011   1.247       1.111        83,026
                                                                          2010   1.064       1.247       170,307
                                                                          2009   0.848       1.064       173,825
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.895       0.878        36,298
                                                                          2015   0.914       0.895        36,344
                                                                          2014   0.935       0.914        36,388
                                                                          2013   0.956       0.935        36,431
                                                                          2012   0.977       0.956        42,550
                                                                          2011   0.999       0.977        66,498
                                                                          2010   1.021       0.999        66,543
                                                                          2009   1.039       1.021       155,858
                                                                          2008   1.033       1.039       289,706
                                                                          2007   1.005       1.033            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.771       0.761            --
                                                                          2008   1.319       0.771            --
                                                                          2007   1.399       1.319         6,394
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.744       0.775            --
                                                                          2008   1.379       0.744       114,994
                                                                          2007   1.356       1.379       116,556
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.216       1.336            --
                                                                          2012   1.075       1.216        20,201
                                                                          2011   1.172       1.075        29,841
                                                                          2010   1.047       1.172        64,936
                                                                          2009   0.879       1.047        68,435
                                                                          2008   1.474       0.879        72,634
                                                                          2007   1.447       1.474       107,201
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   2.259       2.327        21,814
                                                                          2015   2.247       2.259        23,300
                                                                          2014   2.069       2.247        24,633
                                                                          2013   1.594       2.069        26,078
                                                                          2012   1.470       1.594        34,420
                                                                          2011   1.551       1.470        36,014
                                                                          2010   1.377       1.551        37,512
                                                                          2009   0.943       1.377        40,342
                                                                          2008   1.777       0.943        44,812
                                                                          2007   1.509       1.777        47,451
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)................. 2016   1.595       1.669            --

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.589       1.595            --
                                                                                 2014   1.470       1.589            --
                                                                                 2013   1.246       1.470            --
                                                                                 2012   1.133       1.246            --
                                                                                 2011   1.116       1.133            --
                                                                                 2010   1.041       1.116            --
                                                                                 2009   0.900       1.041            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.753       1.841        12,832
                                                                                 2015   1.750       1.753            --
                                                                                 2014   1.617       1.750            --
                                                                                 2013   1.237       1.617            --
                                                                                 2012   1.120       1.237            --
                                                                                 2011   1.193       1.120            --
                                                                                 2010   1.089       1.193            --
                                                                                 2009   0.843       1.089        25,626
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.905       0.978            --
                                                                                 2010   0.799       0.905            --
                                                                                 2009   0.621       0.799            --
                                                                                 2008   1.067       0.621            --
                                                                                 2007   1.056       1.067            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.247       1.275            --
                                                                                 2015   1.282       1.247            --
                                                                                 2014   1.254       1.282            --
                                                                                 2013   1.230       1.254            --
                                                                                 2012   1.151       1.230            --
                                                                                 2011   1.140       1.151            --
                                                                                 2010   1.059       1.140            --
                                                                                 2009   0.898       1.059            --
                                                                                 2008   1.072       0.898            --
                                                                                 2007   1.038       1.072            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.260       1.308        19,796
                                                                                 2015   1.302       1.260        21,134
                                                                                 2014   1.268       1.302        22,791
                                                                                 2013   1.169       1.268        24,130
                                                                                 2012   1.072       1.169        25,556
                                                                                 2011   1.085       1.072        27,089
                                                                                 2010   0.994       1.085        71,993
                                                                                 2009   0.822       0.994        73,684
                                                                                 2008   1.071       0.822        75,677
                                                                                 2007   1.045       1.071        43,320
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.255       1.315       158,043
                                                                                 2015   1.300       1.255       158,043
                                                                                 2014   1.265       1.300       158,043
                                                                                 2013   1.096       1.265       158,043
                                                                                 2012   0.989       1.096       340,543
                                                                                 2011   1.025       0.989       444,856
                                                                                 2010   0.926       1.025       321,497
                                                                                 2009   0.748       0.926       327,227
                                                                                 2008   1.072       0.748         6,664
                                                                                 2007   1.050       1.072            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.233       1.304            --
                                                                                 2015   1.282       1.233            --
                                                                                 2014   1.245       1.282            --
                                                                                 2013   1.024       1.245            --
                                                                                 2012   0.907       1.024            --
                                                                                 2011   0.964       0.907            --
                                                                                 2010   0.859       0.964            --
                                                                                 2009   0.680       0.859            --
                                                                                 2008   1.072       0.680            --
                                                                                 2007   1.055       1.072        32,231
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   2.045       5.626         3,501
                                                                                 2015   2.071       2.045         3,505
                                                                                 2014   1.872       2.071            --
                                                                                 2013   1.453       1.872            --
                                                                                 2012   1.287       1.453            --
                                                                                 2011   1.294       1.287         8,567
                                                                                 2010   1.156       1.294         9,768
                                                                                 2009   0.943       1.156        10,588

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2016   1.706       1.819        11,990
                                                                                   2015   1.750       1.706        13,025
                                                                                   2014   1.650       1.750        13,477
                                                                                   2013   1.421       1.650        90,391
                                                                                   2012   1.304       1.421       107,881
                                                                                   2011   1.304       1.304       147,691
                                                                                   2010   1.214       1.304       293,121
                                                                                   2009   1.048       1.214       299,738
                                                                                   2008   1.379       1.048       319,570
                                                                                   2007   1.354       1.379       348,319
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.145       2.401            --
                                                                                   2015   2.196       2.145            --
                                                                                   2014   2.026       2.196            --
                                                                                   2013   1.526       2.026            --
                                                                                   2012   1.337       1.526            --
                                                                                   2011   1.356       1.337            --
                                                                                   2010   1.244       1.356            --
                                                                                   2009   1.052       1.244            --
                                                                                   2008   1.453       1.052            --
                                                                                   2007   1.380       1.453        31,954
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   2.100       2.438            --
                                                                                   2015   2.134       2.100            --
                                                                                   2014   2.182       2.134            --
                                                                                   2013   1.754       2.182            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.804       1.791         4,781
                                                                                   2015   1.668       1.804         5,111
                                                                                   2014   1.567       1.668         5,441
                                                                                   2013   1.154       1.567         5,796
                                                                                   2012   0.994       1.154         6,228
                                                                                   2011   1.030       0.994        17,658
                                                                                   2010   0.902       1.030        18,206
                                                                                   2009   0.645       0.902        18,823
                                                                                   2008   1.136       0.645        20,571
                                                                                   2007   1.064       1.136        10,994
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.294       2.502        18,080
                                                                                   2015   2.289       2.294        20,453
                                                                                   2014   2.194       2.289        23,131
                                                                                   2013   1.556       2.194        26,075
                                                                                   2012   1.372       1.556        26,794
                                                                                   2011   1.383       1.372        28,636
                                                                                   2010   1.049       1.383        29,877
                                                                                   2009   0.774       1.049        32,223
                                                                                   2008   1.182       0.774        35,928
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.139       1.180            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.132       1.123            --
                                                                                   2015   1.149       1.132            --
                                                                                   2014   1.140       1.149            --
                                                                                   2013   1.173       1.140            --
                                                                                   2012   1.158       1.173            --
                                                                                   2011   1.120       1.158            --
                                                                                   2010   1.081       1.120            --
                                                                                   2009   1.057       1.081            --
                                                                                   2008   1.083       1.057            --
                                                                                   2007   1.060       1.083            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.092       1.112            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.184       1.221            --
                                                                                   2008   1.155       1.184       553,011
                                                                                   2007   1.086       1.155       526,678
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.602       1.483            --
                                                                                   2007   1.484       1.602            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.949       2.106            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.121       2.261            --
Trust for Advised Portfolios

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.492       1.595           --
                                                                      2013   1.285       1.492           --
                                                                      2012   1.186       1.285           --
                                                                      2011   1.213       1.186           --
                                                                      2010   1.106       1.213           --
                                                                      2009   0.920       1.106           --
                                                                      2008   1.257       0.920           --
                                                                      2007   1.159       1.257           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01).................. 2009   0.993       0.961           --
                                                                      2008   1.582       0.993       32,733
                                                                      2007   1.656       1.582       59,052
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).............. 2009   0.814       0.833           --
                                                                      2008   1.462       0.814           --
                                                                      2007   1.329       1.462           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(Reg. TM) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.



                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                              AB GLOBAL THEMATIC       ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                    GROWTH             APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           395,223   $          2,393,355   $          4,872,465   $        94,479,493
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               395,223              2,393,355              4,872,465            94,479,493
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           395,223   $          2,393,354   $          4,872,464   $        94,283,664
   Net assets from contracts in payout....                    --                     --                     --               195,822
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,744,805  $        227,525,841  $        193,185,216  $         11,287,261
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,744,805           227,525,841           193,185,216            11,287,261
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,740,612  $        227,158,129  $        192,632,502  $         11,287,261
   Net assets from contracts in payout..                 4,192               367,702               552,701                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY         FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH         CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,265,392  $          4,233,446  $            503,432  $         200,953,173
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             2,265,392             4,233,446               503,432            200,953,173
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,265,390  $          4,233,440  $            503,431  $         200,641,163
   Net assets from contracts in payout..                    --                    --                    --                311,998
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP
                                              APPRECIATION          EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,801,249  $        233,851,524
   Due from MetLife Insurance
     Company USA........................                    --                     4
                                          --------------------  --------------------
        Total Assets....................             1,801,249           233,851,528
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     2                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          1,801,247  $        233,851,528
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,801,247  $        233,453,191
   Net assets from contracts in payout..                    --               398,337
                                          --------------------  --------------------
        Total Net Assets................  $          1,801,247  $        233,851,528
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2020          FREEDOM 2025          FREEDOM 2030          FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            425,860  $            335,285  $            561,345  $             62,157
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               425,860               335,285               561,345                62,157
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            425,855  $            335,281  $            561,340  $             62,152
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================

                                             FIDELITY VIP          FIDELITY VIP       FIDELITY VIP HIGH
                                             FREEDOM 2050        FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            47,806  $       593,192,632  $         19,469,817  $        245,490,770
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               47,806          593,192,632            19,469,817           245,490,770
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            47,803  $       593,192,621  $         19,442,114  $        244,873,788
   Net assets from contracts in payout..                   --                   --                27,701               616,970
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                               INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,714,291  $         14,806,916
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            19,714,291            14,806,916
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         19,714,285  $         14,806,916
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,695,625  $         14,792,507
   Net assets from contracts in payout..                18,660                14,409
                                          --------------------  --------------------
        Total Net Assets................  $         19,714,285  $         14,806,916
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN        SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP       GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         14,124,271  $          23,462,689  $         14,638,051  $          55,454,726
   Due from MetLife Insurance
     Company USA........................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................            14,124,271             23,462,689            14,638,051             55,454,726
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,124,147  $          23,439,019  $         14,636,801  $          55,355,034
   Net assets from contracts in payout..                    --                 23,662                 1,250                 99,681
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $           5,383,721  $          1,252,866  $         49,784,834  $          7,417,832
   Due from MetLife Insurance
     Company USA........................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................              5,383,721             1,252,866            49,784,834             7,417,832
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,312,656  $          1,228,449  $         49,733,494  $          7,308,487
   Net assets from contracts in payout..                 71,064                24,414                51,340               109,343
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================


                                              INVESCO V.I.          INVESCO V.I.
                                           MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,233,409  $           1,905,677
   Due from MetLife Insurance
     Company USA........................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................             1,233,409              1,905,677
                                          --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     3                      1
                                          --------------------  ---------------------
        Total Liabilities...............                     3                      1
                                          --------------------  ---------------------

NET ASSETS..............................  $          1,233,406  $           1,905,676
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,233,406  $           1,879,693
   Net assets from contracts in payout..                    --                 25,983
                                          --------------------  ---------------------
        Total Net Assets................  $          1,233,406  $           1,905,676
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 LMPVET
                                              JANUS ASPEN           JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE
                                              ENTERPRISE          GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        12,288,725  $            675,744  $        28,762,285  $        328,523,989
   Due from MetLife Insurance
     Company USA........................                   --                    20                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           12,288,725               675,764           28,762,285           328,523,989
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,237,169  $            675,764  $        28,712,146  $        327,889,151
   Net assets from contracts in payout..               51,550                    --               50,139               634,828
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        245,202,998  $        90,118,546   $         89,099,811  $       114,104,973
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           245,202,998           90,118,546             89,099,811          114,104,973
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        244,780,925  $        89,585,647   $         88,607,740  $       113,438,899
   Net assets from contracts in payout..               422,068              532,885                492,057              666,062
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............   $        32,071,795  $         44,384,626
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
       Total Assets.....................            32,071,795            44,384,626
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                     8
                                          --------------------  --------------------
       Total Liabilities................                     7                     8
                                          --------------------  --------------------

NET ASSETS..............................   $        32,071,788  $         44,384,618
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        31,867,231  $         44,215,760
   Net assets from contracts in payout..               204,557               168,858
                                          --------------------  --------------------
       Total Net Assets.................   $        32,071,788  $         44,384,618
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                 LMPVET                                     LMPVET
                                               QS VARIABLE             LMPVET             QS VARIABLE         LMPVIT WESTERN
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        44,206,329   $         20,311,235  $        30,093,588  $        60,157,963
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           44,206,329             20,311,235           30,093,588           60,157,963
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        43,959,254   $         20,305,173  $        30,082,119  $        59,843,376
   Net assets from contracts in payout..              247,075                  6,061               11,468              314,579
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================

                                             LMPVIT WESTERN          MIST AMERICAN       MIST AMERICAN         MIST AMERICAN
                                          ASSET VARIABLE GLOBAL     FUNDS BALANCED       FUNDS GROWTH         FUNDS MODERATE
                                             HIGH YIELD BOND          ALLOCATION          ALLOCATION            ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,438,690    $         5,393,633  $         3,801,167  $         2,886,201
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Assets.....................            5,438,690              5,393,633            3,801,167            2,886,201
                                          ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,322,786    $         5,393,633  $         3,801,167  $         2,886,201
   Net assets from contracts in payout..              115,900                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================


                                             MIST BLACKROCK    MIST CLARION GLOBAL
                                               HIGH YIELD          REAL ESTATE
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        82,544,601  $        58,508,427
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           82,544,601           58,508,427
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   13                   10
                                          -------------------  -------------------
       Total Liabilities................                   13                   10
                                          -------------------  -------------------

NET ASSETS..............................  $        82,544,588  $        58,508,417
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        82,510,065  $        58,397,309
   Net assets from contracts in payout..               34,523              111,108
                                          -------------------  -------------------
       Total Net Assets.................  $        82,544,588  $        58,508,417
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST HARRIS
                                            MIST CLEARBRIDGE          OAKMARK            MIST INVESCO        MIST INVESCO
                                            AGGRESSIVE GROWTH      INTERNATIONAL           COMSTOCK          MID CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        478,123,959  $        53,763,109  $       182,714,532  $        40,718,459
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           478,123,959           53,763,109          182,714,532           40,718,459
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        476,889,594  $        53,684,147  $       181,935,240  $        40,589,918
   Net assets from contracts in payout..             1,234,348               78,950              779,279              128,530
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================

                                                                                                            MIST MET/ABERDEEN
                                             MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     EMERGING MARKETS
                                           SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS            EQUITY
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        12,959,924  $        11,768,564  $        125,927,261  $        37,203,676
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           12,959,924           11,768,564           125,927,261           37,203,676
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,943,044  $        11,761,524  $        125,637,159  $        37,143,043
   Net assets from contracts in payout..               16,870                7,027               290,099               60,619
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================


                                             MIST MET/EATON     MIST MET/WELLINGTON
                                           VANCE FLOATING RATE  LARGE CAP RESEARCH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          2,754,485  $        36,808,979
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             2,754,485           36,808,979
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    8
                                          --------------------  -------------------
       Total Liabilities................                     2                    8
                                          --------------------  -------------------

NET ASSETS..............................  $          2,754,483  $        36,808,971
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,745,997  $        36,726,435
   Net assets from contracts in payout..                 8,486               82,536
                                          --------------------  -------------------
       Total Net Assets.................  $          2,754,483  $        36,808,971
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST METLIFE
                                              MIST METLIFE           MULTI-INDEX         MIST METLIFE       MIST MFS RESEARCH
                                          ASSET ALLOCATION 100      TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,009,559   $           117,266  $        112,212,007  $        53,978,705
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           58,009,559               117,266           112,212,007           53,978,705
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,009,540   $           117,266  $        112,007,262  $        53,776,001
   Net assets from contracts in payout..                   --                    --               204,735              202,693
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================

                                              MIST MORGAN                                MIST PIMCO
                                            STANLEY MID CAP      MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                                GROWTH             GLOBAL EQUITY            BOND                RETURN
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,516,058  $       285,997,844  $        48,063,869   $       175,865,012
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            7,516,058          285,997,844           48,063,869           175,865,012
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,498,540  $       285,715,823  $        47,870,985   $       175,130,334
   Net assets from contracts in payout..               17,514              281,987              192,874               734,668
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================


                                             MIST PYRAMIS        MIST SSGA GROWTH
                                             MANAGED RISK         AND INCOME ETF
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $            28,372  $       104,433,234
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................               28,372          104,433,234
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                    1                   --
                                          -------------------  -------------------

NET ASSETS..............................  $            28,371  $       104,433,234
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            28,371  $       104,433,234
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $            28,371  $       104,433,234
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,076,601  $       366,992,853  $          1,310,451  $           678,522
   Due from MetLife Insurance
     Company USA........................                   --                1,405                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          136,076,601          366,994,258             1,310,451              678,522
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       136,076,571  $       366,196,313  $          1,310,449  $           678,520
   Net assets from contracts in payout..                   --              797,945                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================

                                              MSF BARCLAYS
                                             AGGREGATE BOND      MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX                INCOME         CAPITAL APPRECIATION     LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         62,459,481   $       132,434,563   $       162,582,133  $        10,606,908
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................            62,459,481           132,434,563           162,582,133           10,606,908
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         62,386,299   $       131,876,470   $       161,616,915  $        10,606,904
   Net assets from contracts in payout..                73,182               558,071               965,202                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================

                                              MSF BLACKROCK
                                               ULTRA-SHORT         MSF FRONTIER
                                                TERM BOND         MID CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       213,922,355  $         71,558,949
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          213,922,355            71,558,949
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   21                    13
                                          -------------------  --------------------
       Total Liabilities................                   21                    13
                                          -------------------  --------------------

NET ASSETS..............................  $       213,922,334  $         71,558,936
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       213,097,099  $         71,307,568
   Net assets from contracts in payout..              825,235               251,368
                                          -------------------  --------------------
       Total Net Assets.................  $       213,922,334  $         71,558,936
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                     MSF
                                                                                                               MET/DIMENSIONAL
                                              MSF JENNISON        MSF LOOMIS SAYLES      MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH            SMALL CAP CORE         MID CAP VALUE            COMPANY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        330,843,375  $            695,462  $          1,708,961  $            543,802
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           330,843,375               695,462             1,708,962               543,802
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,606,822  $            695,462  $          1,691,885  $            543,802
   Net assets from contracts in payout..               236,544                    --                17,077                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================


                                                                 MSF MET/WELLINGTON
                                           MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE           MSF METLIFE
                                                BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        230,965,589  $        118,746,499  $        20,218,994   $        68,509,141
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           230,965,589           118,746,499           20,218,994            68,509,141
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        230,380,557  $        118,329,333  $        20,218,985   $        68,480,485
   Net assets from contracts in payout..               585,028               417,071                   --                28,648
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================



                                               MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $       452,209,486   $       574,285,826
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          --------------------  -------------------
        Total Assets....................          452,209,486           574,285,826
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    9                     7
                                          --------------------  -------------------
        Total Liabilities...............                    9                     7
                                          --------------------  -------------------

NET ASSETS..............................  $       452,209,477   $       574,285,819
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       452,129,270   $       574,239,465
   Net assets from contracts in payout..               80,207                46,354
                                          --------------------  -------------------
        Total Net Assets................  $       452,209,477   $       574,285,819
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                             MSF METLIFE MID     MSF METLIFE STOCK      MSF MFS TOTAL
                                             CAP STOCK INDEX           INDEX               RETURN             MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        17,822,009  $        818,490,383  $       347,116,251  $       126,985,781
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           17,822,009           818,490,383          347,116,251          126,985,781
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,822,009  $        815,022,416  $       345,611,721  $       126,672,740
   Net assets from contracts in payout..                   --             3,467,938            1,504,494              313,010
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================


                                               MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        46,547,113  $        61,097,183  $        110,619,177  $        52,673,914
   Due from MetLife Insurance
     Company USA........................                   --                  118                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           46,547,113           61,097,301           110,619,177           52,673,914
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        46,515,949  $        61,067,762  $        110,578,672  $        52,249,307
   Net assets from contracts in payout..               31,164               29,539                40,505              424,591
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================

                                                                 MSF WESTERN ASSET
                                            MSF T. ROWE PRICE  MANAGEMENT STRATEGIC
                                            SMALL CAP GROWTH    BOND OPPORTUNITIES
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       108,651,175  $       170,890,835
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          108,651,175          170,890,835
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    8                  463
                                          -------------------  --------------------
       Total Liabilities................                    8                  463
                                          -------------------  --------------------

NET ASSETS..............................  $       108,651,167  $       170,890,372
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       108,595,607  $       170,289,043
   Net assets from contracts in payout..               55,560              601,329
                                          -------------------  --------------------
       Total Net Assets.................  $       108,651,167  $       170,890,372
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                            MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                               MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                             U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         75,272,266  $         19,478,492  $          7,545,092  $         34,122,088
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            75,272,266            19,478,492             7,545,092            34,122,088
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         75,149,760  $         19,478,488  $          7,545,087  $         34,103,121
   Net assets from contracts in payout..               122,500                    --                    --                18,962
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================



                                               UIF GROWTH
                                               SUBACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          5,650,498
   Due from MetLife Insurance
     Company USA........................                    --
                                          --------------------
        Total Assets....................             5,650,498
                                          --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2
                                          --------------------
        Total Liabilities...............                     2
                                          --------------------

NET ASSETS..............................  $          5,650,496
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,609,941
   Net assets from contracts in payout..                40,555
                                          --------------------
        Total Net Assets................  $          5,650,496
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               AB GLOBAL THEMATIC       ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                     GROWTH             APPRECIATION              BOND            GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $            83,545  $           889,090
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 6,262                45,683               75,072            1,529,686
      Administrative charges................                   613                 3,844                7,886              133,566
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................                 6,875                49,527               82,958            1,663,252
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               (6,875)              (49,527)                  587            (774,162)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                19,586               17,667            8,610,777
      Realized gains (losses) on sale of
        investments.........................                13,664                49,969               20,589            2,584,286
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......                13,664                69,555               38,256           11,195,063
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (16,584)              (81,229)               32,331         (11,775,058)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               (2,920)              (11,674)               70,587            (579,995)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (9,795)  $           (61,201)  $            71,174  $       (1,354,157)
                                              ====================  ====================  ===================  ===================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL         AMERICAN FUNDS      AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION            GROWTH           GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,344  $         1,718,185  $         2,769,750  $             95,831
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                27,381            3,661,751            3,215,517                63,125
      Administrative charges................                 2,801              312,467              277,881                    21
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                30,182            3,974,218            3,493,398                63,146
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....              (25,838)          (2,256,033)            (723,648)                32,685
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               356,791           20,604,783           21,685,116               883,054
      Realized gains (losses) on sale of
        investments.........................                32,286            4,455,804            4,429,316               137,658
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               389,077           25,060,587           26,114,432             1,020,712
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (368,768)          (6,491,721)          (7,878,308)             1,640,505
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                20,309           18,568,866           18,236,124             2,661,217
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (5,529)  $        16,312,833  $        17,512,476  $          2,693,902
                                              ====================  ===================  ===================  ====================

                                                   DEUTSCHE II
                                                  GOVERNMENT &           DEUTSCHE II
                                                AGENCY SECURITIES    SMALL MID CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             66,934  $             10,103
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                44,640                76,216
      Administrative charges................                 3,629                 6,237
                                              --------------------  --------------------
        Total expenses......................                48,269                82,453
                                              --------------------  --------------------
           Net investment income (loss).....                18,665              (72,350)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               460,521
      Realized gains (losses) on sale of
        investments.........................              (28,583)                28,909
                                              --------------------  --------------------
           Net realized gains (losses)......              (28,583)               489,430
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (16,337)               135,984
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (44,920)               625,414
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (26,255)  $            553,064
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                FIDELITY VIP
                                                  DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL
                                                 RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               4,867  $          1,240,183  $             12,809
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  9,161             2,733,827                24,539
      Administrative charges.................                    703               123,536                 1,582
                                               ---------------------  --------------------  --------------------
         Total expenses......................                  9,864             2,857,363                26,121
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                (4,997)           (1,617,180)              (13,312)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 46,624            16,720,548                79,052
      Realized gains (losses) on sale of
         investments.........................                  3,330             3,486,563                38,326
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                 49,954            20,207,111               117,378
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                (7,556)           (6,717,554)              (84,225)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                 42,398            13,489,557                33,153
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              37,401  $         11,872,377  $             19,841
                                               =====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   EQUITY-INCOME         FREEDOM 2020          FREEDOM 2025
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,022,758  $              5,410  $              4,260
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,778,369                 2,579                 2,177
      Administrative charges.................                 8,163                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,786,532                 2,579                 2,177
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             2,236,226                 2,831                 2,083
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            14,318,166                 2,727                 6,919
      Realized gains (losses) on sale of
         investments.........................             (567,750)                 2,044               (1,633)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            13,750,416                 4,771                 5,286
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            18,349,428                 5,657                 5,096
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            32,099,844                10,428                10,382
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         34,336,070  $             13,259  $             12,465
                                               ====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2030          FREEDOM 2040          FREEDOM 2050
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,674  $                683  $                528
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,714                   420                   160
      Administrative charges.................                    --                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................                 2,714                   420                   160
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 3,960                   263                   368
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                17,635                   801                   235
      Realized gains (losses) on sale of
         investments.........................                  (87)                   481                 (175)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                17,548                 1,282                    60
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 8,465                 2,218                   594
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                26,013                 3,500                   654
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             29,973  $              3,763  $              1,022
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                 FUNDSMANAGER 60%
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,417,045
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            11,559,518
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................            11,559,518
                                               --------------------
           Net investment income (loss)......           (4,142,473)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            19,570,871
      Realized gains (losses) on sale of
         investments.........................             (747,272)
                                               --------------------
           Net realized gains (losses).......            18,823,599
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             4,233,070
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            23,056,669
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         18,914,196
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                FIDELITY VIP HIGH                            FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                     INCOME         FIDELITY VIP MID CAP       INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,003,573  $            735,165  $          1,012,554  $            287,729
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               237,539             3,092,802               332,403               217,581
      Administrative charges................                    10               123,556                30,382                22,174
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               237,549             3,216,358               362,785               239,755
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               766,024           (2,481,193)               649,769                47,974
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --            15,205,282                    --             1,185,312
      Realized gains (losses) on sale of
        investments.........................             (314,092)               977,453              (88,627)               362,661
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (314,092)            16,182,735              (88,627)             1,547,973
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,912,243             9,899,299             1,713,083               313,182
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,598,151            26,082,034             1,624,456             1,861,155
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,364,175  $         23,600,841  $          2,274,225  $          1,909,129
                                              ====================  ====================  ====================  ====================

                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 FTVIPT FRANKLIN        SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                              RISING DIVIDENDS VIP       GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $           203,626  $                 --  $            118,758  $          1,087,359
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               258,322               395,218               171,139               917,500
      Administrative charges................                21,624                27,650                   285                65,669
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               279,946               422,868               171,424               983,169
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (76,320)             (422,868)              (52,666)               104,190
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,751,367             2,863,374                    --               973,925
      Realized gains (losses) on sale of
        investments.........................               752,942             (844,258)           (1,044,768)             (929,100)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             2,504,309             2,019,116           (1,044,768)                44,825
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (470,433)           (1,038,951)             3,249,765             2,708,456
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,033,876               980,165             2,204,997             2,753,281
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $         1,957,556  $            557,297  $          2,152,331  $          2,857,471
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                    COMSTOCK        DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             81,950  $             15,637
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                78,598                26,851
      Administrative charges................                 7,758                 1,955
                                              --------------------  --------------------
        Total expenses......................                86,356                28,806
                                              --------------------  --------------------
           Net investment income (loss).....               (4,406)              (13,169)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               408,902                    --
      Realized gains (losses) on sale of
        investments.........................               250,143               123,701
                                              --------------------  --------------------
           Net realized gains (losses)......               659,045               123,701
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                90,333                34,098
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               749,378               157,799
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            744,972  $            144,630
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                                  EQUITY AND INCOME    GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  ----------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             785,144   $            143,121   $              22,530
                                               ---------------------  ----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                720,160                133,091                  22,760
      Administrative charges.................                 72,682                 12,340                   1,820
                                               ---------------------  ----------------------  ---------------------
         Total expenses......................                792,842                145,431                  24,580
                                               ---------------------  ----------------------  ---------------------
           Net investment income (loss)......                (7,698)                (2,310)                 (2,050)
                                               ---------------------  ----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............              1,517,515                     --                  36,303
      Realized gains (losses) on sale of
         investments.........................              1,441,430                (2,698)                (97,199)
                                               ---------------------  ----------------------  ---------------------
           Net realized gains (losses).......              2,958,945                (2,698)                (60,896)
                                               ---------------------  ----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,852,056               (27,188)                 158,819
                                               ---------------------  ----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              5,811,001               (29,886)                  97,923
                                               ---------------------  ----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           5,803,303   $           (32,196)   $              95,873
                                               =====================  ======================  =====================


                                                   INVESCO V.I.           JANUS ASPEN           JANUS ASPEN
                                                   S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,158  $              2,917  $              6,576
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                42,121               160,929                 3,498
      Administrative charges.................                 3,082                12,668                    12
                                               --------------------  --------------------  --------------------
         Total expenses......................                45,203               173,597                 3,510
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (15,045)             (170,680)                 3,066
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               157,177             1,017,725                    --
      Realized gains (losses) on sale of
         investments.........................               168,104               592,836                43,500
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               325,281             1,610,561                43,500
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (136,521)             (213,763)              (39,056)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               188,760             1,396,798                 4,444
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            173,715  $          1,226,118  $              7,510
                                               ====================  ====================  ====================

                                                                            LMPVET                 LMPVET
                                                    JANUS ASPEN      CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                     OVERSEAS          AGGRESSIVE GROWTH        APPRECIATION
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,388,952  $          2,073,990  $           3,150,994
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               384,051             4,813,028              3,541,732
      Administrative charges.................                 4,544               390,224                346,687
                                               --------------------  --------------------  ---------------------
         Total expenses......................               388,595             5,203,252              3,888,419
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             1,000,357           (3,129,262)              (737,425)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               961,884            16,833,203              5,359,922
      Realized gains (losses) on sale of
         investments.........................           (2,562,956)            14,895,990             12,219,018
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           (1,601,072)            31,729,193             17,578,940
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           (2,110,590)          (31,339,196)              2,307,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (3,711,662)               389,997             19,886,332
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,711,305)  $        (2,739,265)  $          19,148,907
                                               ====================  ====================  =====================

                                                      LMPVET
                                               CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,282,632
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,521,217
      Administrative charges.................               132,964
                                               --------------------
         Total expenses......................             1,654,181
                                               --------------------
           Net investment income (loss)......             (371,549)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             3,402,946
                                               --------------------
           Net realized gains (losses).......             3,402,946
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             7,801,497
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,204,443
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,832,894
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           451,524   $         1,675,234   $           269,750    $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,326,008             1,451,442               491,902                645,775
      Administrative charges...............              104,519               132,246                46,603                 47,284
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,430,527             1,583,688               538,505                693,059
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (979,003)                91,546             (268,755)              (693,059)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,235,513             2,273,388               762,150              1,774,322
      Realized gains (losses) on sale of
        investments........................            2,915,844             1,943,755               935,753              1,224,231
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           10,151,357             4,217,143             1,697,903              2,998,553
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,229,733)             7,747,711               754,862              (704,843)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,921,624            11,964,854             2,452,765              2,293,710
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,942,621   $        12,056,400   $         2,184,010    $         1,600,651
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                                    LMPVET
                                                  QS VARIABLE            LMPVET             QS VARIABLE         LMPVIT WESTERN
                                              CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,048,279  $           286,270  $           607,313  $         1,379,333
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               605,960              254,207              379,225              957,965
      Administrative charges...............                68,914               30,373               44,733               94,689
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               674,874              284,580              423,958            1,052,654
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               373,405                1,690              183,355              326,679
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              764,134              396,626                   --
      Realized gains (losses) on sale of
        investments........................             1,505,502              109,431              627,149          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             1,505,502              873,565            1,023,775          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               700,199              470,828              641,325            2,869,774
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,205,701            1,344,393            1,665,100            1,615,121
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,579,106  $         1,346,083  $         1,848,455  $         1,941,800
                                             ====================  ===================  ===================  ===================

                                                LMPVIT WESTERN          MIST AMERICAN
                                             ASSET VARIABLE GLOBAL     FUNDS BALANCED
                                                HIGH YIELD BOND          ALLOCATION
                                                  SUBACCOUNT             SUBACCOUNT
                                             ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           332,102    $             91,740
                                             ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               92,294                  38,477
      Administrative charges...............                8,285                     334
                                             ---------------------  --------------------
        Total expenses.....................              100,579                  38,811
                                             ---------------------  --------------------
          Net investment income (loss).....              231,523                  52,929
                                             ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                 477,492
      Realized gains (losses) on sale of
        investments........................            (216,758)               (184,398)
                                             ---------------------  --------------------
          Net realized gains (losses)......            (216,758)                 293,094
                                             ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              688,455                 (5,926)
                                             ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              471,697                 287,168
                                             ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           703,220    $            340,097
                                             =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN
                                                FUNDS GROWTH         FUNDS MODERATE      MIST BLACKROCK      MIST CLARION GLOBAL
                                                 ALLOCATION            ALLOCATION          HIGH YIELD            REAL ESTATE
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            45,063  $            52,394  $         5,544,938  $          1,442,009
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,713               23,229            1,128,275               880,634
      Administrative charges...............                  584                  352               64,839                51,883
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               26,297               23,581            1,193,114               932,517
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               18,766               28,813            4,351,824               509,492
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              350,921              177,977                   --                    --
      Realized gains (losses) on sale of
        investments........................             (25,823)             (23,710)          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              325,098              154,267          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,852)             (29,232)            7,257,359             (223,617)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              251,246              125,035            5,420,591             (644,906)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           270,012  $           153,848  $         9,772,415  $          (135,414)
                                             ===================  ===================  ===================  ====================

                                                                       MIST HARRIS
                                              MIST CLEARBRIDGE           OAKMARK           MIST INVESCO          MIST INVESCO
                                              AGGRESSIVE GROWTH       INTERNATIONAL          COMSTOCK            MID CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,226,254  $          1,273,533  $         4,428,057  $            263,745
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,001,031               777,646            2,677,912               660,299
      Administrative charges...............               77,336                53,095              247,070                55,242
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            6,078,367               830,741            2,924,982               715,541
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (2,852,113)               442,792            1,503,075             (451,796)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,568,372           13,490,575             1,848,213
      Realized gains (losses) on sale of
        investments........................            3,694,060           (2,516,804)            6,497,721             (380,943)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            3,694,060             1,051,568           19,988,296             1,467,270
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,754,234             1,714,616            3,303,101             3,924,305
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,448,294             2,766,184           23,291,397             5,391,575
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,596,181  $          3,208,976  $        24,794,472  $          4,939,779
                                             ===================  ====================  ===================  ====================


                                                MIST INVESCO          MIST JPMORGAN
                                              SMALL CAP GROWTH       SMALL CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            190,702
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              203,258               155,642
      Administrative charges...............               11,408                 7,388
                                             -------------------  --------------------
        Total expenses.....................              214,666               163,030
                                             -------------------  --------------------
           Net investment income (loss)....            (214,666)                27,672
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,330,580               685,771
      Realized gains (losses) on sale of
        investments........................            (580,504)               127,738
                                             -------------------  --------------------
           Net realized gains (losses).....            1,750,076               813,509
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (350,031)             1,860,272
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,400,045             2,673,781
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,185,379  $          2,701,453
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS      MIST MET/EATON      MIST MET/WELLINGTON
                                               GLOBAL MARKETS            EQUITY         VANCE FLOATING RATE   LARGE CAP RESEARCH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,513,769  $            415,981  $           134,165  $            862,976
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,627,514               688,893               52,503               534,208
      Administrative charges...............                  905                56,989                4,578                49,638
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,628,419               745,882               57,081               583,846
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              885,350             (329,901)               77,084               279,130
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            4,138,313                    --                   --             2,524,001
      Realized gains (losses) on sale of
        investments........................            3,836,808           (1,105,970)             (73,348)             1,366,673
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,975,121           (1,105,970)             (73,348)             3,890,674
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,101,375)             5,198,875              209,981           (1,821,494)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,873,746             4,092,905              136,633             2,069,180
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,759,096  $          3,763,004  $           213,717  $          2,348,310
                                             ===================  ====================  ===================  ====================

                                                                      MIST METLIFE
                                                 MIST METLIFE          MULTI-INDEX          MIST METLIFE       MIST MFS RESEARCH
                                             ASSET ALLOCATION 100     TARGETED RISK        SMALL CAP VALUE       INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,273,109   $               700  $          1,072,277  $         1,140,775
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              681,696                   522             1,407,545              802,525
      Administrative charges...............                3,557                    --                63,818               64,466
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              685,253                   522             1,471,363              866,991
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              587,856                   178             (399,086)              273,784
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,262,909                    --             2,709,213                   --
      Realized gains (losses) on sale of
        investments........................              534,457                 (112)           (2,165,634)          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            7,797,366                 (112)               543,579          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,254,460)                 1,773            26,380,882            (539,602)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,542,906                 1,661            26,924,461          (1,830,944)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,130,762   $             1,839  $         26,525,375  $       (1,557,160)
                                             ====================  ===================  ====================  ===================

                                                  MIST MORGAN
                                                STANLEY MID CAP     MIST OPPENHEIMER
                                                    GROWTH            GLOBAL EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         3,225,083
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               141,143            3,890,702
      Administrative charges...............                12,079              125,759
                                             --------------------  -------------------
        Total expenses.....................               153,222            4,016,461
                                             --------------------  -------------------
           Net investment income (loss)....             (153,222)            (791,378)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --           14,519,476
      Realized gains (losses) on sale of
        investments........................               403,405            5,405,747
                                             --------------------  -------------------
           Net realized gains (losses).....               403,405           19,925,223
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,164,910)         (23,598,695)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (761,505)          (3,673,472)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (914,727)  $       (4,464,850)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST PIMCO
                                              INFLATION PROTECTED    MIST PIMCO TOTAL       MIST PYRAMIS       MIST SSGA GROWTH
                                                     BOND                 RETURN            MANAGED RISK        AND INCOME ETF
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $         4,896,928  $               179  $         2,496,847
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              764,484             2,946,247                  182            1,332,756
      Administrative charges...............               48,225               208,993                   --                   --
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              812,709             3,155,240                  182            1,332,756
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (812,709)             1,741,688                  (3)            1,164,091
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   60            6,058,525
      Realized gains (losses) on sale of
        investments........................          (1,067,016)              (64,987)                   --              416,992
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,067,016)              (64,987)                   60            6,475,517
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,655,250               398,523                  858          (3,010,974)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,588,234               333,536                  918            3,464,543
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,775,525   $         2,075,224  $               915  $         4,628,634
                                             ====================  ===================  ===================  ===================


                                              MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                     ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,932,060  $        10,201,346  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,706,299            5,158,587               23,686               15,037
      Administrative charges...............                   --              406,307                2,021                1,045
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,706,299            5,564,894               25,707               16,082
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,225,761            4,636,452             (25,707)             (16,082)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            8,796,179           41,610,469              199,405              120,519
      Realized gains (losses) on sale of
        investments........................              363,396            3,357,530               36,403               14,236
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,159,575           44,967,999              235,808              134,755
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,023,203)          (1,729,389)            (182,386)            (162,328)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,136,372           43,238,610               53,422             (27,573)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,362,133  $        47,875,062  $            27,715  $          (43,655)
                                             ===================  ===================  ===================  ===================

                                                MSF BARCLAYS
                                               AGGREGATE BOND    MSF BLACKROCK BOND
                                                    INDEX              INCOME
                                                 SUBACCOUNT          SUBACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,841,772  $        4,452,758
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             787,478           2,028,870
      Administrative charges...............                  16             138,562
                                             ------------------  ------------------
        Total expenses.....................             787,494           2,167,432
                                             ------------------  ------------------
          Net investment income (loss).....           1,054,278           2,285,326
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                  --                  --
      Realized gains (losses) on sale of
        investments........................             233,281             536,025
                                             ------------------  ------------------
          Net realized gains (losses)......             233,281             536,025
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           (406,120)           (470,344)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (172,839)              65,681
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          881,439  $        2,351,007
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                            MSF BLACKROCK
                                                 MSF BLACKROCK         MSF BLACKROCK         ULTRA-SHORT          MSF FRONTIER
                                             CAPITAL APPRECIATION     LARGE CAP VALUE         TERM BOND          MID CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           142,918  $            118,630  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,164,056              156,939             3,172,550              973,468
      Administrative charges...............               170,089               12,175               245,307               89,470
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,334,145              169,114             3,417,857            1,062,938
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (2,334,145)             (26,196)           (3,299,227)          (1,062,938)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            15,245,924              778,617                 4,642            8,708,447
      Realized gains (losses) on sale of
        investments........................             7,894,951            (498,794)                48,030            1,444,913
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            23,140,875              279,823                52,672           10,153,360
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (23,625,455)            1,260,670               500,725          (6,486,884)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (484,580)            1,540,493               553,397            3,666,476
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,818,725)  $         1,514,297  $        (2,745,830)  $         2,603,538
                                             ====================  ===================  ====================  ===================

                                                                                                                      MSF
                                                                                                                MET/DIMENSIONAL
                                                 MSF JENNISON       MSF LOOMIS SAYLES      MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                    GROWTH           SMALL CAP CORE         MID CAP VALUE           COMPANY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           881,091  $                364  $            14,175  $             23,550
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,341,664                11,299               25,869                16,779
      Administrative charges...............               74,378                   883                2,435                 1,344
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,416,042                12,182               28,304                18,123
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (3,534,951)              (11,818)             (14,129)                 5,427
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           44,284,430                50,385              186,203                77,192
      Realized gains (losses) on sale of
        investments........................            2,433,658              (11,367)               42,430             (188,641)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           46,718,088                39,018              228,633             (111,449)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,467,290)                64,978               92,465               112,177
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,749,202)               103,996              321,098                   728
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,284,153)  $             92,178  $           306,969  $              6,155
                                             ===================  ====================  ===================  ====================


                                                                   MSF MET/WELLINGTON
                                              MSF MET/WELLINGTON       CORE EQUITY
                                                   BALANCED           OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,472,097  $          1,856,304
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,953,033             1,706,516
      Administrative charges...............               13,625               134,686
                                             -------------------  --------------------
        Total expenses.....................            2,966,658             1,841,202
                                             -------------------  --------------------
           Net investment income (loss)....            3,505,439                15,102
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           10,914,824             5,504,416
      Realized gains (losses) on sale of
        investments........................            4,337,418           (1,710,958)
                                             -------------------  --------------------
           Net realized gains (losses).....           15,252,242             3,793,458
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,961,390)             1,354,198
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,290,852             5,147,656
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,796,291  $          5,162,758
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           707,879   $          2,535,392  $        14,429,172   $        16,623,435
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              322,074                943,072            6,413,914             8,884,336
      Administrative charges...............               16,807                 29,307              187,504               363,764
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................              338,881                972,379            6,601,418             9,248,100
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              368,998              1,563,013            7,827,754             7,375,335
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              733,512              4,667,020           41,624,002            67,292,944
      Realized gains (losses) on sale of
        investments........................            (220,437)              (110,189)            (561,726)               180,165
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              513,075              4,556,831           41,062,276            67,473,109
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (218,711)            (2,950,638)         (24,270,212)          (40,103,390)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              294,364              1,606,193           16,792,064            27,369,719
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           663,362   $          3,169,206  $        24,619,818   $        34,745,054
                                             ====================  ====================  ====================  ===================

                                               MSF METLIFE MID      MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX            INDEX                RETURN           MSF MFS VALUE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           204,405  $         15,939,766  $         9,781,993  $         2,806,765
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              197,612             9,866,218            4,923,313            1,827,828
      Administrative charges...............                   --               122,941              350,166              117,897
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              197,612             9,989,159            5,273,479            1,945,725
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                6,793             5,950,607            4,508,514              861,040
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,243,659            35,273,706           15,117,956           11,371,228
      Realized gains (losses) on sale of
        investments........................              245,791            25,743,678            8,478,682              336,787
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,489,450            61,017,384           23,596,638           11,708,015
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,349,924            11,351,356          (2,527,085)            2,304,669
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,839,374            72,368,740           21,069,553           14,012,684
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,167  $         78,319,347  $        25,578,067  $        14,873,724
                                             ===================  ====================  ===================  ===================

                                                   MSF MSCI            MSF NEUBERGER
                                                  EAFE INDEX          BERMAN GENESIS
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,243,721  $           249,725
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               550,737              774,214
      Administrative charges...............                 1,274               37,135
                                             --------------------  -------------------
        Total expenses.....................               552,011              811,349
                                             --------------------  -------------------
           Net investment income (loss)....               691,710            (561,624)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................           (1,605,838)            2,172,141
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,605,838)            2,172,141
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               932,437            7,579,184
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (673,401)            9,751,325
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             18,309  $         9,189,701
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                  MSF WESTERN ASSET
                                                MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                                      INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,374,487  $              1,451  $             35,083  $          2,775,806
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,189,095               775,730             1,324,387             1,957,457
      Administrative charges................                 3,907                60,205                37,279               166,954
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,193,002               835,935             1,361,666             2,124,411
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               181,485             (834,484)           (1,326,583)               651,395
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             5,787,880             6,665,185            14,083,341                    --
      Realized gains (losses) on sale of
        investments.........................             2,408,975               534,131             2,590,798               440,473
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,196,855             7,199,316            16,674,139               440,473
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,191,577           (6,641,279)           (5,240,914)             6,086,821
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            18,388,432               558,037            11,433,225             6,527,294
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         18,569,917  $          (276,447)  $         10,106,642  $          7,178,689
                                              ====================  ====================  ====================  ====================

                                                MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                                   MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                 U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,085,976  $             91,995  $            256,902  $           318,577
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               987,617               313,965               144,409              436,651
      Administrative charges................                64,846                28,792                11,930               11,640
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,052,463               342,757               156,339              448,291
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,033,513             (250,762)               100,563            (129,714)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             1,229,407             1,489,228            2,129,957
      Realized gains (losses) on sale of
        investments.........................                30,051             (307,912)              (54,711)              372,039
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                30,051               921,495             1,434,517            2,501,996
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,013,053)             1,831,176           (1,221,435)            (732,681)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (983,002)             2,752,671               213,082            1,769,315
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             50,511  $          2,501,909  $            313,645  $         1,639,601
                                              ====================  ====================  ====================  ====================



                                                   UIF GROWTH
                                                   SUBACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $                --
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               97,061
      Administrative charges................                9,068
                                              -------------------
        Total expenses......................              106,129
                                              -------------------
           Net investment income (loss).....            (106,129)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              983,392
      Realized gains (losses) on sale of
        investments.........................              257,616
                                              -------------------
           Net realized gains (losses)......            1,241,008
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................          (1,342,478)
                                              -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (101,470)
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (207,599)
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        AB GLOBAL THEMATIC GROWTH           ALGER CAPITAL APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (6,875)  $        (9,890)  $       (49,527)  $       (60,126)
   Net realized gains (losses)....            13,664           135,908            69,555           572,104
   Change in unrealized gains
     (losses) on investments......          (16,584)          (96,118)          (81,229)         (379,406)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (9,795)            29,900          (61,201)           132,572
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --            22,393           102,197
   Net transfers (including fixed
     account).....................            12,850         (344,730)         (152,392)         (139,492)
   Contract charges...............             (189)             (198)             (567)             (678)
   Transfers for contract benefits
     and terminations.............          (44,750)          (79,683)         (399,674)         (479,076)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (32,089)         (424,611)         (530,240)         (517,049)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (41,884)         (394,711)         (591,441)         (384,477)
NET ASSETS:
   Beginning of year..............           437,107           831,818         2,984,795         3,369,272
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        395,223  $        437,107  $      2,393,354  $      2,984,795
                                    ================  ================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                          2016                2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             587  $         (2,247)  $      (774,162)  $      (834,547)
   Net realized gains (losses)....             38,256            152,650        11,195,063        17,535,529
   Change in unrealized gains
     (losses) on investments......             32,331          (210,580)      (11,775,058)      (10,317,902)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             71,174           (60,177)       (1,354,157)         6,383,080
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             32,769             26,731           447,176           748,732
   Net transfers (including fixed
     account).....................          1,086,356            381,695       (3,847,929)       (1,511,896)
   Contract charges...............            (2,269)            (2,339)          (16,804)          (19,502)
   Transfers for contract benefits
     and terminations.............        (1,340,007)        (2,087,629)      (12,967,239)      (17,515,845)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (223,151)        (1,681,542)      (16,384,796)      (18,298,511)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (151,977)        (1,741,719)      (17,738,953)      (11,915,431)
NET ASSETS:
   Beginning of year..............          5,024,441          6,766,160       112,218,439       124,133,870
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $       4,872,464  $       5,024,441  $     94,479,486  $    112,218,439
                                    =================  =================  ================  ================

                                           AMERICAN FUNDS GLOBAL
                                           SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,838)  $       (42,493)  $    (2,256,033)  $     (3,046,192)
   Net realized gains (losses)....           389,077           433,344        25,060,587         66,723,476
   Change in unrealized gains
     (losses) on investments......         (368,768)         (390,180)       (6,491,721)       (50,325,736)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (5,529)               671        16,312,833         13,351,548
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,540             7,274           974,927          1,760,413
   Net transfers (including fixed
     account).....................         (204,149)         (134,057)       (4,169,845)        (8,851,340)
   Contract charges...............             (818)             (987)          (38,673)           (43,239)
   Transfers for contract benefits
     and terminations.............         (227,682)         (493,767)      (29,570,106)       (35,672,902)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (423,109)         (621,537)      (32,803,697)       (42,807,068)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         (428,638)         (620,866)      (16,490,864)       (29,455,520)
NET ASSETS:
   Beginning of year..............         2,173,442         2,794,308       244,016,695        273,472,215
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $      1,744,804  $      2,173,442  $    227,525,831  $     244,016,695
                                    ================  ================  ================  =================


                                      AMERICAN FUNDS GROWTH-INCOME
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (723,648)  $    (1,240,897)
   Net realized gains (losses)....        26,114,432        44,114,111
   Change in unrealized gains
     (losses) on investments......       (7,878,308)      (43,104,779)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,512,476         (231,565)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           578,798         1,101,499
   Net transfers (including fixed
     account).....................       (3,955,067)       (3,888,131)
   Contract charges...............          (33,208)          (37,145)
   Transfers for contract benefits
     and terminations.............      (26,166,911)      (34,275,236)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (29,576,388)      (37,099,013)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,063,912)      (37,330,578)
NET ASSETS:
   Beginning of year..............       205,249,115       242,579,693
                                    ----------------  ----------------
   End of year....................  $    193,185,203  $    205,249,115
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 DEUTSCHE II GOVERNMENT &
                                          DELAWARE VIP SMALL CAP VALUE               AGENCY SECURITIES
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016               2015              2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          32,685  $           7,458  $          18,665  $          11,936
   Net realized gains (losses)......          1,020,712          1,547,707           (28,583)           (32,062)
   Change in unrealized gains
     (losses) on investments........          1,640,505        (2,270,815)           (16,337)           (40,206)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,693,902          (715,650)           (26,255)           (60,332)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            151,565            136,644                 60                180
   Net transfers (including fixed
     account).......................          (130,234)          (436,617)             81,586            134,782
   Contract charges.................               (20)               (20)              (493)              (506)
   Transfers for contract benefits
     and terminations...............          (828,440)        (1,484,756)          (277,276)          (404,274)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (807,129)        (1,784,749)          (196,123)          (269,818)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,886,773        (2,500,399)          (222,378)          (330,150)
NET ASSETS:
   Beginning of year................          9,400,488         11,900,887          2,487,768          2,817,918
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      11,287,261  $       9,400,488  $       2,265,390  $       2,487,768
                                      =================  =================  =================  =================

                                                                                DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                    GROWTH
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016               2015                2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (72,350)  $       (104,699)  $         (4,997)  $         (7,686)
   Net realized gains (losses)......            489,430            793,959             49,954            172,934
   Change in unrealized gains
     (losses) on investments........            135,984          (839,120)            (7,556)          (195,321)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            553,064          (149,860)             37,401           (30,073)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             22,063             16,077                 --                 --
   Net transfers (including fixed
     account).......................           (58,930)          (477,055)              7,965              1,549
   Contract charges.................            (1,082)            (1,250)               (21)              (153)
   Transfers for contract benefits
     and terminations...............          (788,966)        (1,182,636)            (9,824)          (258,356)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (826,915)        (1,644,864)            (1,880)          (256,960)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (273,851)        (1,794,724)             35,521          (287,033)
NET ASSETS:
   Beginning of year................          4,507,291          6,302,015            467,910            754,943
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       4,233,440  $       4,507,291  $         503,431  $         467,910
                                      =================  =================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                             FIDELITY VIP CONTRAFUND                   APPRECIATION
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016              2015               2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,617,180)  $     (1,480,416)  $        (13,312)  $        (18,802)
   Net realized gains (losses)......         20,207,111         28,609,290            117,378            308,268
   Change in unrealized gains
     (losses) on investments........        (6,717,554)       (28,979,360)           (84,225)          (291,917)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         11,872,377        (1,850,486)             19,841            (2,451)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,152,152          4,993,524             10,142            275,291
   Net transfers (including fixed
     account).......................        (6,081,375)        (3,368,119)           (79,970)          (154,565)
   Contract charges.................           (71,287)           (77,251)              (195)              (211)
   Transfers for contract benefits
     and terminations...............       (22,009,644)       (27,572,533)          (163,471)          (315,660)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (24,010,154)       (26,024,379)          (233,494)          (195,145)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (12,137,777)       (27,874,865)          (213,653)          (197,596)
NET ASSETS:
   Beginning of year................        213,090,938        240,965,803          2,014,900          2,212,496
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     200,953,161  $     213,090,938  $       1,801,247  $       2,014,900
                                      =================  =================  =================  =================


                                          FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2016               2015
                                      -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       2,236,226  $      4,386,215
   Net realized gains (losses)......         13,750,416        24,338,051
   Change in unrealized gains
     (losses) on investments........         18,349,428      (41,055,283)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         34,336,070      (12,331,017)
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,420,806         3,338,924
   Net transfers (including fixed
     account).......................        (4,877,175)       (5,070,482)
   Contract charges.................          (133,912)         (139,530)
   Transfers for contract benefits
     and terminations...............       (19,679,138)      (22,645,035)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (21,269,419)      (24,516,123)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............         13,066,651      (36,847,140)
NET ASSETS:
   Beginning of year................        220,784,877       257,632,017
                                      -----------------  ----------------
   End of year......................  $     233,851,528  $    220,784,877
                                      =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            FIDELITY VIP FREEDOM 2020            FIDELITY VIP FREEDOM 2025
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016             2015 (a)            2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           2,831  $             891  $           2,083  $           2,698
   Net realized gains (losses)......              4,771                263              5,286                679
   Change in unrealized gains
     (losses) on investments........              5,657            (1,734)              5,096            (5,947)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             13,259              (580)             12,465            (2,570)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             31,858              2,552             64,251            121,251
   Net transfers (including fixed
     account).......................            317,874             67,817            151,990             63,785
   Contract charges.................              (368)               (72)              (952)              (179)
   Transfers for contract benefits
     and terminations...............            (6,481)                (4)           (74,756)                (4)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            342,883             70,293            140,533            184,853
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            356,142             69,713            152,998            182,283
NET ASSETS:
   Beginning of year................             69,713                 --            182,283                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         425,855  $          69,713  $         335,281  $         182,283
                                      =================  =================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016             2015 (a)              2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           3,960  $           6,286  $             263  $             122
   Net realized gains (losses)......             17,548              1,866              1,282                 59
   Change in unrealized gains
     (losses) on investments........              8,465           (12,604)              2,218              (211)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,973            (4,452)              3,763               (30)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             51,862             20,857             63,305             10,208
   Net transfers (including fixed
     account).......................             50,533            412,870              2,275               (42)
   Contract charges.................               (12)                 --              (126)                (7)
   Transfers for contract benefits
     and terminations...............              (211)               (80)           (17,193)                (1)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            102,172            433,647             48,261             10,158
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            132,145            429,195             52,024             10,128
NET ASSETS:
   Beginning of year................            429,195                 --             10,128                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         561,340  $         429,195  $          62,152  $          10,128
                                      =================  =================  =================  =================

                                            FIDELITY VIP FREEDOM 2050          FIDELITY VIP FUNDSMANAGER 60%
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016            2015 (a)             2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             368  $              64  $     (4,142,473)  $       (537,918)
   Net realized gains (losses)......                 60                 47         18,823,599          9,139,660
   Change in unrealized gains
     (losses) on investments........                594              (142)          4,233,070       (22,750,620)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,022               (31)         18,914,196       (14,148,878)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             28,869              5,320         54,407,292        506,225,069
   Net transfers (including fixed
     account).......................             15,509              (284)            589,491          2,069,423
   Contract charges.................               (23)                (7)                 --                 --
   Transfers for contract benefits
     and terminations...............            (2,571)                (1)       (17,726,786)        (4,086,372)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................             41,784              5,028         37,269,997        504,208,120
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             42,806              4,997         56,184,193        490,059,242
NET ASSETS:
   Beginning of year................              4,997                 --        537,008,428         46,949,186
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $          47,803  $           4,997  $     593,192,621  $     537,008,428
                                      =================  =================  =================  =================

                                           FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2016               2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         766,024  $       1,054,930
   Net realized gains (losses)......          (314,092)          (241,967)
   Change in unrealized gains
     (losses) on investments........          1,912,243        (1,713,869)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,364,175          (900,906)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            227,896            243,023
   Net transfers (including fixed
     account).......................          (217,142)          (234,477)
   Contract charges.................           (12,996)           (13,570)
   Transfers for contract benefits
     and terminations...............        (1,523,130)        (2,364,647)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,525,372)        (2,369,671)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............            838,803        (3,270,577)
NET ASSETS:
   Beginning of year................         18,631,012         21,901,589
                                      -----------------  -----------------
   End of year......................  $      19,469,815  $      18,631,012
                                      =================  =================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            FIDELITY VIP MID CAP              FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2016                2015               2016              2015
                                    -----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (2,481,193)  $     (3,080,436)   $        649,769  $        708,337
   Net realized gains (losses)....         16,182,735         38,510,111           (88,627)           269,862
   Change in unrealized gains
     (losses) on investments......          9,899,299       (42,318,036)          1,713,083       (3,116,578)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         23,600,841        (6,888,361)          2,274,225       (2,138,379)
                                    -----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,166,021          7,358,339              8,102            18,094
   Net transfers (including fixed
     account).....................        (5,707,434)        (6,813,886)          (716,576)         (197,452)
   Contract charges...............           (76,763)           (83,792)            (4,459)           (4,990)
   Transfers for contract benefits
     and terminations.............       (24,692,143)       (31,692,582)        (3,108,010)       (4,492,841)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (24,310,319)       (31,231,921)        (3,820,943)       (4,677,189)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (709,478)       (38,120,282)        (1,546,718)       (6,815,568)
NET ASSETS:
   Beginning of year..............        246,200,236        284,320,518         21,261,003        28,076,571
                                    -----------------  -----------------   ----------------  ----------------
   End of year....................  $     245,490,758  $     246,200,236   $     19,714,285  $     21,261,003
                                    =================  =================   ================  ================

                                             FTVIPT FRANKLIN                 FTVIPT FRANKLIN RISING
                                            MUTUAL SHARES VIP                     DIVIDENDS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         47,974  $        250,950  $       (76,320)  $       (89,487)
   Net realized gains (losses)....         1,547,973         2,189,084         2,504,309         3,166,454
   Change in unrealized gains
     (losses) on investments......           313,182       (3,561,412)         (470,433)       (4,001,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,909,129       (1,121,378)         1,957,556         (924,051)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            13,174            47,146           136,318            61,549
   Net transfers (including fixed
     account).....................         (716,816)            60,764         (606,606)       (1,442,358)
   Contract charges...............           (6,703)           (7,596)           (4,734)           (5,285)
   Transfers for contract benefits
     and terminations.............       (2,439,539)       (3,853,404)       (2,431,684)       (2,912,812)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,149,884)       (3,753,090)       (2,906,706)       (4,298,906)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,240,755)       (4,874,468)         (949,150)       (5,222,957)
NET ASSETS:
   Beginning of year..............        16,047,671        20,922,139        15,073,297        20,296,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,806,916  $     16,047,671  $     14,124,147  $     15,073,297
                                    ================  ================  ================  ================

                                        FTVIPT FRANKLIN SMALL-MID          FTVIPT TEMPLETON DEVELOPING
                                             CAP GROWTH VIP                        MARKETS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (422,868)  $      (528,877)  $       (52,666)  $        142,690
   Net realized gains (losses)....         2,019,116         7,536,394       (1,044,768)         1,518,314
   Change in unrealized gains
     (losses) on investments......       (1,038,951)       (8,019,904)         3,249,765       (5,316,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           557,297       (1,012,387)         2,152,331       (3,655,935)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           206,530           325,931           730,271           868,217
   Net transfers (including fixed
     account).....................         (387,266)         (836,350)         (625,612)       (1,021,780)
   Contract charges...............           (7,884)           (9,087)           (7,749)           (8,304)
   Transfers for contract benefits
     and terminations.............       (2,911,027)       (4,446,423)       (1,417,336)       (1,607,424)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,099,647)       (4,965,929)       (1,320,426)       (1,769,291)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,542,350)       (5,978,316)           831,905       (5,425,226)
NET ASSETS:
   Beginning of year..............        26,005,031        31,983,347        13,806,146        19,231,372
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     23,462,681  $     26,005,031  $     14,638,051  $     13,806,146
                                    ================  ================  ================  ================


                                      FTVIPT TEMPLETON FOREIGN VIP
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        104,190  $      1,002,218
   Net realized gains (losses)....            44,825         2,982,112
   Change in unrealized gains
     (losses) on investments......         2,708,456       (8,984,957)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,857,471       (5,000,627)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           662,355           825,372
   Net transfers (including fixed
     account).....................             8,619         (217,127)
   Contract charges...............          (12,468)          (14,303)
   Transfers for contract benefits
     and terminations.............       (6,797,379)       (9,016,088)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,138,873)       (8,422,146)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,281,402)      (13,422,773)
NET ASSETS:
   Beginning of year..............        58,736,117        72,158,890
                                    ----------------  ----------------
   End of year....................  $     55,454,715  $     58,736,117
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                 SUBACCOUNT                            SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (4,406)  $           15,458  $        (13,169)  $          (9,982)
   Net realized gains (losses)....            659,045             321,023            123,701              94,784
   Change in unrealized gains
      (losses) on investments.....             90,333           (820,022)             34,098            (84,851)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            744,972           (483,541)            144,630                (49)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --                  --                 --                  --
   Net transfers (including fixed
      account)....................          (364,888)           (124,509)             61,697              18,927
   Contract charges...............              (675)               (786)               (99)                (84)
   Transfers for contract benefits
      and terminations............          (507,628)           (758,138)          (237,705)           (139,238)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (873,191)           (883,433)          (176,107)           (120,395)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (128,219)         (1,366,974)           (31,477)           (120,444)
NET ASSETS:
   Beginning of year..............          5,511,939           6,878,913          1,284,340           1,404,784
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       5,383,720  $        5,511,939  $       1,252,863  $        1,284,340
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GOVERNMENT SECURITIES
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (7,698)  $          336,322  $         (2,310)  $           20,057
   Net realized gains (losses)....          2,958,945           8,524,464            (2,698)             (8,023)
   Change in unrealized gains
      (losses) on investments.....          2,852,056        (11,272,265)           (27,188)           (158,830)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          5,803,303         (2,411,479)           (32,196)           (146,796)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            118,778             362,098              3,750                  --
   Net transfers (including fixed
      account)....................        (1,095,723)              65,063             56,467           (180,666)
   Contract charges...............           (19,392)            (21,642)            (1,376)             (1,532)
   Transfers for contract benefits
      and terminations............        (7,146,777)        (11,549,113)        (1,391,547)         (1,481,453)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (8,143,114)        (11,143,594)        (1,332,706)         (1,663,651)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............        (2,339,811)        (13,555,073)        (1,364,902)         (1,810,447)
NET ASSETS:
   Beginning of year..............         52,124,645          65,679,718          8,782,732          10,593,179
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $      49,784,834  $       52,124,645  $       7,417,830  $        8,782,732
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. MANAGED VOLATILITY          INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (2,050)  $          (9,969)  $        (15,045)  $         (15,489)
   Net realized gains (losses)....           (60,896)             537,459            325,281             335,595
   Change in unrealized gains
      (losses) on investments.....            158,819           (584,124)          (136,521)           (342,011)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             95,873            (56,634)            173,715            (21,905)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --               6,793              2,415              31,646
   Net transfers (including fixed
      account)....................             19,622             130,209            (1,034)             125,850
   Contract charges...............              (453)               (557)              (291)               (360)
   Transfers for contract benefits
      and terminations............          (231,877)           (362,562)          (463,922)           (316,733)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (212,708)           (226,117)          (462,832)           (159,597)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (116,835)           (282,751)          (289,117)           (181,502)
NET ASSETS:
   Beginning of year..............          1,350,241           1,632,992          2,194,793           2,376,295
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       1,233,406  $        1,350,241  $       1,905,676  $        2,194,793
                                    =================  ==================  =================  ==================

                                           JANUS ASPEN ENTERPRISE
                                                 SUBACCOUNT
                                    -------------------------------------
                                          2016                2015
                                    -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $       (170,680)  $        (123,404)
   Net realized gains (losses)....          1,610,561           2,507,493
   Change in unrealized gains
      (losses) on investments.....          (213,763)         (2,039,530)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,226,118             344,559
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            258,654             217,405
   Net transfers (including fixed
      account)....................             32,434           (320,879)
   Contract charges...............            (1,703)             (1,801)
   Transfers for contract benefits
      and terminations............        (1,512,489)         (1,586,693)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (1,223,104)         (1,691,968)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............              3,014         (1,347,409)
NET ASSETS:
   Beginning of year..............         12,285,705          13,633,114
                                    -----------------  ------------------
   End of year....................  $      12,288,719  $       12,285,705
                                    =================  ==================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       JANUS ASPEN GLOBAL RESEARCH            JANUS ASPEN OVERSEAS
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          3,066  $            150  $      1,000,357  $      (312,663)
   Net realized gains (losses)....            43,500            58,484       (1,601,072)         (351,373)
   Change in unrealized gains
     (losses) on investments......          (39,056)          (79,664)       (2,110,590)       (3,136,630)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             7,510          (21,030)       (2,711,305)       (3,800,666)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,983            11,934         1,571,214         1,727,418
   Net transfers (including fixed
     account).....................             8,033          (69,443)       (1,661,271)       (1,387,460)
   Contract charges...............                --                --          (16,412)          (20,896)
   Transfers for contract benefits
     and terminations.............         (154,576)          (82,466)       (2,361,206)       (3,837,225)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (135,560)         (139,975)       (2,467,675)       (3,518,163)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (128,050)         (161,005)       (5,178,980)       (7,318,829)
NET ASSETS:
   Beginning of year..............           803,814           964,819        33,941,265        41,260,094
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        675,764  $        803,814  $     28,762,285  $     33,941,265
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     APPRECIATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,129,262)  $    (5,105,515)  $      (737,425)  $    (1,213,498)
   Net realized gains (losses)....        31,729,193        74,177,005        17,578,940        22,935,686
   Change in unrealized gains
     (losses) on investments......      (31,339,196)      (80,504,515)         2,307,392      (21,629,746)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,739,265)      (11,433,025)        19,148,907            92,442
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,524,691         2,743,545           952,911         1,412,639
   Net transfers (including fixed
     account).....................       (2,014,873)       (8,738,495)       (3,348,431)       (5,615,222)
   Contract charges...............         (168,878)         (191,395)         (138,920)         (149,443)
   Transfers for contract benefits
     and terminations.............      (37,305,304)      (53,751,725)      (30,510,890)      (38,152,929)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,964,364)      (59,938,070)      (33,045,330)      (42,504,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,703,629)      (71,371,095)      (13,896,423)      (42,412,513)
NET ASSETS:
   Beginning of year..............       368,227,608       439,598,703       259,099,416       301,511,929
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    328,523,979  $    368,227,608  $    245,202,993  $    259,099,416
                                    ================  ================  ================  ================

                                         LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY                   LARGE CAP GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (371,549)  $       (230,612)  $      (979,003)  $    (1,123,146)
   Net realized gains (losses)....          3,402,946          4,508,781        10,151,357        16,769,415
   Change in unrealized gains
     (losses) on investments......          7,801,497       (10,810,413)       (4,229,733)       (7,951,222)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         10,832,894        (6,532,244)         4,942,621         7,695,047
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            122,668            173,543           664,303           684,747
   Net transfers (including fixed
     account).....................          (123,865)          (678,730)       (1,163,190)       (2,668,291)
   Contract charges...............           (32,619)           (35,376)          (25,617)          (27,382)
   Transfers for contract benefits
     and terminations.............       (11,728,940)       (16,087,004)      (10,212,887)      (12,721,146)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (11,762,756)       (16,627,567)      (10,737,391)      (14,732,072)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (929,862)       (23,159,811)       (5,794,770)       (7,037,025)
NET ASSETS:
   Beginning of year..............         91,048,394        114,208,205        94,894,567       101,931,592
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      90,118,532  $      91,048,394  $     89,099,797  $     94,894,567
                                    =================  =================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         91,546  $       (31,145)
   Net realized gains (losses)....         4,217,143         8,285,880
   Change in unrealized gains
     (losses) on investments......         7,747,711      (13,487,092)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,056,400       (5,232,357)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           453,867           212,890
   Net transfers (including fixed
     account).....................         (933,453)       (1,270,398)
   Contract charges...............          (47,799)          (51,658)
   Transfers for contract benefits
     and terminations.............      (11,476,323)      (16,177,132)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,003,708)      (17,286,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            52,692      (22,518,655)
NET ASSETS:
   Beginning of year..............       114,052,269       136,570,924
                                    ----------------  ----------------
   End of year....................  $    114,104,961  $    114,052,269
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                                 MID CAP                         SMALL CAP GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (268,755)  $      (613,720)  $      (693,059)  $      (859,708)
   Net realized gains (losses)....         1,697,903         4,051,386         2,998,553         4,008,511
   Change in unrealized gains
     (losses) on investments......           754,862       (3,086,201)         (704,843)       (6,390,593)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,184,010           351,465         1,600,651       (3,241,790)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            41,711            42,652           402,680           504,371
   Net transfers (including fixed
     account).....................            30,070         (662,093)       (1,034,694)       (1,022,803)
   Contract charges...............          (10,221)          (11,418)          (14,785)          (16,352)
   Transfers for contract benefits
     and terminations.............       (3,541,140)       (5,042,698)       (5,191,448)       (8,300,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,479,580)       (5,673,557)       (5,838,247)       (8,835,070)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,295,570)       (5,322,092)       (4,237,596)      (12,076,860)
NET ASSETS:
   Beginning of year..............        33,367,358        38,689,450        48,622,214        60,699,074
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     32,071,788  $     33,367,358  $     44,384,618  $     48,622,214
                                    ================  ================  ================  ================

                                            LMPVET QS VARIABLE
                                            CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        373,405  $        229,613  $          1,690  $       (20,425)
   Net realized gains (losses)....         1,505,502         2,060,205           873,565         2,975,222
   Change in unrealized gains
     (losses) on investments......           700,199       (3,578,920)           470,828       (3,725,458)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,579,106       (1,289,102)         1,346,083         (770,661)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           119,836            76,280            65,741            79,870
   Net transfers (including fixed
     account).....................         (942,073)         (258,373)         (275,082)         (311,434)
   Contract charges...............          (26,329)          (29,425)          (20,649)          (22,416)
   Transfers for contract benefits
     and terminations.............       (6,385,071)       (8,757,020)       (1,931,146)       (2,121,628)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,233,637)       (8,968,538)       (2,161,136)       (2,375,608)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,654,531)      (10,257,640)         (815,053)       (3,146,269)
NET ASSETS:
   Beginning of year..............        48,860,860        59,118,500        21,126,287        24,272,556
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,206,329  $     48,860,860  $     20,311,234  $     21,126,287
                                    ================  ================  ================  ================

                                                 LMPVET QS
                                         VARIABLE MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        183,355  $         79,676  $        326,679  $      (148,494)
   Net realized gains (losses)....         1,023,775         1,249,406       (1,254,653)       (2,068,486)
   Change in unrealized gains
     (losses) on investments......           641,325       (2,343,956)         2,869,774         2,047,470
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,848,455       (1,014,874)         1,941,800         (169,510)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            69,119           115,147           143,116           100,024
   Net transfers (including fixed
     account).....................         (105,196)         (421,924)           100,943         (610,917)
   Contract charges...............          (25,949)          (28,418)          (20,301)          (22,498)
   Transfers for contract benefits
     and terminations.............       (2,683,965)       (4,886,784)       (8,312,837)      (11,684,548)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,745,991)       (5,221,979)       (8,089,079)      (12,217,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (897,536)       (6,236,853)       (6,147,279)      (12,387,449)
NET ASSETS:
   Beginning of year..............        30,991,123        37,227,976        66,305,234        78,692,683
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     30,093,587  $     30,991,123  $     60,157,955  $     66,305,234
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        231,523  $       261,219
   Net realized gains (losses)....         (216,758)        (136,878)
   Change in unrealized gains
     (losses) on investments......           688,455        (600,622)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           703,220        (476,281)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            1,410
   Net transfers (including fixed
     account).....................         (209,241)         (80,390)
   Contract charges...............             (612)            (793)
   Transfers for contract benefits
     and terminations.............         (859,691)      (1,232,932)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,069,544)      (1,312,705)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (366,324)      (1,788,986)
NET ASSETS:
   Beginning of year..............         5,805,010        7,593,996
                                    ----------------  ---------------
   End of year....................  $      5,438,686  $     5,805,010
                                    ================  ===============

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         52,929  $         25,125  $          18,766  $          22,090
   Net realized gains (losses).....           293,094           269,885            325,098            249,431
   Change in unrealized gains
     (losses) on investments.......           (5,926)         (353,258)           (73,852)          (328,674)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           340,097          (58,248)            270,012           (57,153)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           405,038           753,496            413,223            562,912
   Net transfers (including fixed
     account)......................           608,482            98,899            (5,154)          (233,543)
   Contract charges................              (26)              (30)               (28)              (184)
   Transfers for contract benefits
     and terminations..............         (788,300)         (325,871)          (426,670)          (441,098)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           225,194           526,494           (18,629)          (111,913)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           565,291           468,246            251,383          (169,066)
NET ASSETS:
   Beginning of year...............         4,828,342         4,360,096          3,549,784          3,718,850
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,393,633  $      4,828,342  $       3,801,167  $       3,549,784
                                     ================  ================  =================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         28,813  $         20,099  $      4,351,824  $       6,205,064
   Net realized gains (losses).....           154,267           132,391       (1,836,768)            (8,605)
   Change in unrealized gains
     (losses) on investments.......          (29,232)         (201,631)         7,257,359       (10,584,605)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           153,848          (49,141)         9,772,415        (4,388,146)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           301,249           495,943         1,729,246          1,821,386
   Net transfers (including fixed
     account)......................          (22,416)         (207,480)       (1,853,425)        (4,016,353)
   Contract charges................             (166)             (240)          (30,499)           (33,211)
   Transfers for contract benefits
     and terminations..............         (537,384)         (112,395)       (9,716,679)       (15,379,033)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (258,717)           175,828       (9,871,357)       (17,607,211)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (104,869)           126,687          (98,942)       (21,995,357)
NET ASSETS:
   Beginning of year...............         2,991,070         2,864,383        82,643,530        104,638,887
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $      2,886,201  $      2,991,070  $     82,544,588  $      82,643,530
                                     ================  ================  ================  =================

                                                                              MIST CLEARBRIDGE AGGRESSIVE
                                       MIST CLARION GLOBAL REAL ESTATE                  GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $        509,492  $      1,800,965  $    (2,852,113)  $    (4,931,207)
   Net realized gains (losses).....          (421,289)         (160,564)         3,694,060         9,606,916
   Change in unrealized gains
     (losses) on investments.......          (223,617)       (3,522,861)         5,754,234      (31,968,776)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (135,414)       (1,882,460)         6,596,181      (27,293,067)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,595,808         1,822,913         8,404,380         9,183,107
   Net transfers (including fixed
     account)......................        (1,091,467)       (1,906,462)      (15,879,521)      (12,850,036)
   Contract charges................           (22,098)          (23,977)         (291,976)         (326,205)
   Transfers for contract benefits
     and terminations..............        (7,395,551)      (10,299,851)      (47,382,577)      (56,710,818)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,913,308)      (10,407,377)      (55,149,694)      (60,703,952)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (7,048,722)      (12,289,837)      (48,553,513)      (87,997,019)
NET ASSETS:
   Beginning of year...............         65,557,139        77,846,976       526,677,455       614,674,474
                                      ----------------  ----------------  ----------------  ----------------
   End of year.....................   $     58,508,417  $     65,557,139  $    478,123,942  $    526,677,455
                                      ================  ================  ================  ================

                                             MIST HARRIS OAKMARK
                                                INTERNATIONAL
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2016              2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         442,792  $      1,081,309
   Net realized gains (losses).....          1,051,568         6,196,329
   Change in unrealized gains
     (losses) on investments.......          1,714,616      (10,651,498)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,208,976       (3,373,860)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            967,832           980,475
   Net transfers (including fixed
     account)......................        (2,855,212)           863,608
   Contract charges................           (11,699)          (13,626)
   Transfers for contract benefits
     and terminations..............        (5,869,209)       (7,790,092)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,768,288)       (5,959,635)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,559,312)       (9,333,495)
NET ASSETS:
   Beginning of year...............         58,322,409        67,655,904
                                     -----------------  ----------------
   End of year.....................  $      53,763,097  $     58,322,409
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,503,075  $      2,539,442  $      (451,796)  $      (635,860)
   Net realized gains (losses)....        19,988,296        19,350,552         1,467,270         2,966,603
   Change in unrealized gains
     (losses) on investments......         3,303,101      (37,466,239)         3,924,305       (6,985,457)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        24,794,472      (15,576,245)         4,939,779       (4,654,714)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           582,046           760,889           133,519           242,899
   Net transfers (including fixed
     account).....................       (3,828,116)       (4,242,895)          (91,063)       (1,136,991)
   Contract charges...............          (69,295)          (76,476)           (6,079)           (7,256)
   Transfers for contract benefits
     and terminations.............      (23,515,849)      (29,675,080)       (3,859,081)       (7,253,517)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (26,831,214)      (33,233,562)       (3,822,704)       (8,154,865)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,036,742)      (48,809,807)         1,117,075      (12,809,579)
NET ASSETS:
   Beginning of year..............       184,751,261       233,561,068        39,601,373        52,410,952
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    182,714,519  $    184,751,261  $     40,718,448  $     39,601,373
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (214,666)  $      (233,167)  $         27,672  $       (24,038)
   Net realized gains (losses)....         1,750,076         3,865,529           813,509         1,488,404
   Change in unrealized gains
     (losses) on investments......         (350,031)       (4,152,179)         1,860,272       (2,470,809)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,185,379         (519,817)         2,701,453       (1,006,443)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           253,403           276,222           261,716           247,369
   Net transfers (including fixed
     account).....................         (741,665)         1,781,571         (129,002)         (869,606)
   Contract charges...............           (2,972)           (3,183)           (2,866)           (2,797)
   Transfers for contract benefits
     and terminations.............       (1,281,619)       (2,185,753)       (1,026,639)       (1,744,640)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,772,853)         (131,143)         (896,791)       (2,369,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (587,474)         (650,960)         1,804,662       (3,376,117)
NET ASSETS:
   Beginning of year..............        13,547,388        14,198,348         9,963,889        13,340,006
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,959,914  $     13,547,388  $     11,768,551  $      9,963,889
                                    ================  ================  ================  ================

                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        885,350  $        832,251   $      (329,901)  $          6,177
   Net realized gains (losses)....         7,975,121         4,762,941        (1,105,970)       (1,135,337)
   Change in unrealized gains
     (losses) on investments......       (4,101,375)       (4,943,047)          5,198,875       (6,373,766)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,759,096           652,145          3,763,004       (7,502,926)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,339,059         2,443,866            160,473           231,208
   Net transfers (including fixed
     account).....................       (2,373,591)       (2,855,179)        (1,781,990)         1,550,028
   Contract charges...............          (75,385)          (82,364)            (9,017)           (9,791)
   Transfers for contract benefits
     and terminations.............      (13,837,533)      (14,377,761)        (5,032,124)       (7,586,019)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,947,450)      (14,871,438)        (6,662,658)       (5,814,574)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,188,354)      (14,219,293)        (2,899,654)      (13,317,500)
NET ASSETS:
   Beginning of year..............       135,115,612       149,334,905         40,103,316        53,420,816
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    125,927,258  $    135,115,612   $     37,203,662  $     40,103,316
                                    ================  ================   ================  ================

                                           MIST MET/EATON VANCE
                                               FLOATING RATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         77,084  $         70,576
   Net realized gains (losses)....          (73,348)          (42,525)
   Change in unrealized gains
     (losses) on investments......           209,981         (139,928)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           213,717         (111,877)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               203             7,678
   Net transfers (including fixed
     account).....................         (791,797)            27,384
   Contract charges...............              (69)             (130)
   Transfers for contract benefits
     and terminations.............         (304,901)         (428,341)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,096,564)         (393,409)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (882,847)         (505,286)
NET ASSETS:
   Beginning of year..............         3,637,330         4,142,616
                                    ----------------  ----------------
   End of year....................  $      2,754,483  $      3,637,330
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            MIST MET/WELLINGTON
                                            LARGE CAP RESEARCH           MIST METLIFE ASSET ALLOCATION 100
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        279,130  $      (333,236)  $        587,856  $         42,310
   Net realized gains (losses)....         3,890,674         5,440,443         7,797,366         5,986,553
   Change in unrealized gains
     (losses) on investments......       (1,821,494)       (3,797,151)       (4,254,460)       (7,932,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,348,310         1,310,056         4,130,762       (1,903,825)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           137,931           175,089         2,393,098         2,685,137
   Net transfers (including fixed
     account).....................       (1,362,827)       (1,207,865)       (2,033,832)         (692,178)
   Contract charges...............          (25,000)          (27,027)          (52,246)          (55,229)
   Transfers for contract benefits
     and terminations.............       (5,036,315)       (5,767,799)       (5,536,633)       (4,756,899)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (6,286,211)       (6,827,602)       (5,229,613)       (2,819,169)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,937,901)       (5,517,546)       (1,098,851)       (4,722,994)
NET ASSETS:
   Beginning of year..............        40,746,872        46,264,418        59,108,391        63,831,385
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     36,808,971  $     40,746,872  $     58,009,540  $     59,108,391
                                    ================  ================  ================  ================

                                         MIST METLIFE MULTI-INDEX
                                               TARGETED RISK               MIST METLIFE SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             178  $            224  $      (399,086)  $    (1,519,251)
   Net realized gains (losses)....              (112)               808           543,579        40,701,939
   Change in unrealized gains
     (losses) on investments......              1,773           (1,787)        26,380,882      (46,437,528)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              1,839             (755)        26,525,375       (7,254,840)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             23,270            19,599         1,541,331         1,904,906
   Net transfers (including fixed
     account).....................             68,506               861       (3,377,865)       (2,914,553)
   Contract charges...............               (45)               (3)          (43,727)          (44,746)
   Transfers for contract benefits
     and terminations.............            (8,209)             (221)      (10,244,889)      (14,626,342)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............             83,522            20,236      (12,125,150)      (15,680,735)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             85,361            19,481        14,400,225      (22,935,575)
NET ASSETS:
   Beginning of year..............             31,905            12,424        97,811,772       120,747,347
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $         117,266  $         31,905  $    112,211,997  $     97,811,772
                                    =================  ================  ================  ================

                                                                             MIST MORGAN STANLEY MID CAP
                                      MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                                SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2016              2015               2016               2015
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        273,784  $        862,282  $       (153,222)  $       (202,171)
   Net realized gains (losses)....       (1,291,342)         (107,034)            403,405            724,182
   Change in unrealized gains
     (losses) on investments......         (539,602)       (2,629,409)        (1,164,910)        (1,223,721)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,557,160)       (1,874,161)          (914,727)          (701,710)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           524,920           508,172             12,252             29,156
   Net transfers (including fixed
     account).....................         (871,478)         1,397,495          (341,992)          (133,677)
   Contract charges...............          (27,528)          (31,605)            (1,091)            (1,330)
   Transfers for contract benefits
     and terminations.............       (7,095,512)       (9,271,664)          (883,834)        (1,283,539)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (7,469,598)       (7,397,602)        (1,214,665)        (1,389,390)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (9,026,758)       (9,271,763)        (2,129,392)        (2,091,100)
NET ASSETS:
   Beginning of year..............        63,005,452        72,277,215          9,645,446         11,736,546
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $     53,978,694  $     63,005,452  $       7,516,054  $       9,645,446
                                    ================  ================  =================  =================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (791,378)  $      (808,711)
   Net realized gains (losses)....        19,925,223        19,253,564
   Change in unrealized gains
     (losses) on investments......      (23,598,695)       (7,961,424)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,464,850)        10,483,429
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,074,197         6,173,498
   Net transfers (including fixed
     account).....................       (6,419,462)       (6,330,514)
   Contract charges...............         (117,721)         (136,679)
   Transfers for contract benefits
     and terminations.............      (31,683,831)      (38,247,891)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (33,146,817)      (38,541,586)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (37,611,667)      (28,058,157)
NET ASSETS:
   Beginning of year..............       323,609,477       351,667,634
                                    ----------------  ----------------
   End of year....................  $    285,997,810  $    323,609,477
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST PIMCO INFLATION
                                             PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2016              2015             2016              2015
                                    ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (812,709)  $      2,028,568  $     1,741,688  $      8,042,023
   Net realized gains (losses)....      (1,067,016)       (1,499,033)         (64,987)         3,920,021
   Change in unrealized gains
     (losses) on investments......        3,655,250       (3,060,352)          398,523      (15,304,841)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,775,525       (2,530,817)        2,075,224       (3,342,797)
                                    ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,330,903         1,315,016        2,543,989         2,469,405
   Net transfers (including fixed
     account).....................      (1,733,357)       (3,098,875)      (3,631,126)       (7,014,522)
   Contract charges...............         (12,414)          (13,945)         (47,717)          (53,613)
   Transfers for contract benefits
     and terminations.............      (5,181,312)       (9,534,376)     (25,744,712)      (35,377,196)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (5,596,180)      (11,332,180)     (26,879,566)      (39,975,926)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (3,820,655)      (13,862,997)     (24,804,342)      (43,318,723)
NET ASSETS:
   Beginning of year..............       51,884,514        65,747,511      200,669,344       243,988,067
                                    ---------------  ----------------  ---------------  ----------------
   End of year....................  $    48,063,859  $     51,884,514  $   175,865,002  $    200,669,344
                                    ===============  ================  ===============  ================

                                                                               MIST SSGA GROWTH AND
                                         MIST PYRAMIS MANAGED RISK                  INCOME ETF
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $            (3)  $            (4)  $      1,164,091  $      1,244,376
   Net realized gains (losses)....                60               539         6,475,517         8,080,443
   Change in unrealized gains
     (losses) on investments......               858           (1,073)       (3,010,974)      (12,866,922)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               915             (538)         4,628,634       (3,542,103)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,497             9,527         2,333,975         2,285,272
   Net transfers (including fixed
     account).....................               113           (2,667)       (2,271,885)       (1,663,381)
   Contract charges...............               (2)                --         (115,566)         (124,667)
   Transfers for contract benefits
     and terminations.............               (9)               (4)       (9,495,937)      (10,363,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,599             6,856       (9,549,413)       (9,866,207)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,514             6,318       (4,920,779)      (13,408,310)
NET ASSETS:
   Beginning of year..............            17,857            11,539       109,354,013       122,762,323
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $         28,371  $         17,857  $    104,433,234  $    109,354,013
                                    ================  ================  ================  ================

                                                                         MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                       VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2016             2015              2016              2015
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,225,761  $     1,152,160  $      4,636,452  $       160,602
   Net realized gains (losses)....         9,159,575       10,196,188        44,967,999        9,171,343
   Change in unrealized gains
     (losses) on investments......       (3,023,203)     (16,379,555)       (1,729,389)     (29,857,732)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,362,133      (5,031,207)        47,875,062     (20,525,787)
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,643,729        3,853,374         3,866,783        4,978,508
   Net transfers (including fixed
     account).....................       (2,491,144)      (2,301,036)       (9,566,265)      (5,362,714)
   Contract charges...............         (142,588)        (153,046)         (134,324)        (141,231)
   Transfers for contract benefits
     and terminations.............      (11,662,235)     (13,906,872)      (42,029,707)     (55,336,625)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,652,238)     (12,507,580)      (47,863,513)     (55,862,062)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,290,105)     (17,538,787)            11,549     (76,387,849)
NET ASSETS:
   Beginning of year..............       139,366,676      156,905,463       366,982,709      443,370,558
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    136,076,571  $   139,366,676  $    366,994,258  $   366,982,709
                                    ================  ===============  ================  ===============

                                        MIST T. ROWE PRICE MID CAP
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,707)  $       (36,721)
   Net realized gains (losses)....           235,808           420,408
   Change in unrealized gains
     (losses) on investments......         (182,386)         (285,565)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            27,715            98,122
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               325
   Net transfers (including fixed
     account).....................         (310,290)         (149,633)
   Contract charges...............             (320)             (312)
   Transfers for contract benefits
     and terminations.............         (276,847)         (172,597)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (587,457)         (322,217)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (559,742)         (224,095)
NET ASSETS:
   Beginning of year..............         1,870,191         2,094,286
                                    ----------------  ----------------
   End of year....................  $      1,310,449  $      1,870,191
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                            MSF BARCLAYS AGGREGATE BOND
                                      MORGAN STANLEY MULTI CAP GROWTH                  INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (16,082)  $       (18,479)  $      1,054,278  $      1,251,718
   Net realized gains (losses)....           134,755           220,565           233,281           176,702
   Change in unrealized gains
     (losses) on investments......         (162,328)         (149,761)         (406,120)       (2,074,694)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (43,655)            52,325           881,439         (646,274)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         1,497,373         1,579,838
   Net transfers (including fixed
     account).....................             1,544          (23,059)         (704,216)         (650,845)
   Contract charges...............              (68)              (75)          (39,779)          (42,735)
   Transfers for contract benefits
     and terminations.............          (69,948)         (152,548)       (7,193,321)       (8,067,002)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (68,472)         (175,682)       (6,439,943)       (7,180,744)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (112,127)         (123,357)       (5,558,504)       (7,827,018)
NET ASSETS:
   Beginning of year..............           790,647           914,004        68,017,985        75,845,003
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        678,520  $        790,647  $     62,459,481  $     68,017,985
                                    ================  ================  ================  ================

                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,285,326  $      3,537,244  $    (2,334,145)  $    (2,725,470)
   Net realized gains (losses)....           536,025         2,788,529        23,140,875        49,054,923
   Change in unrealized gains
     (losses) on investments......         (470,344)       (7,771,371)      (23,625,455)      (36,646,800)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,351,007       (1,445,598)       (2,818,725)         9,682,653
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           995,994         1,279,839         1,024,030         1,180,713
   Net transfers (including fixed
     account).....................         1,853,235         (596,979)       (3,625,731)       (3,302,806)
   Contract charges...............          (42,928)          (47,715)          (62,020)          (69,490)
   Transfers for contract benefits
     and terminations.............      (20,076,684)      (23,003,199)      (18,351,782)      (22,546,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,270,383)      (22,368,054)      (21,015,503)      (24,738,020)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,919,376)      (23,813,652)      (23,834,228)      (15,055,367)
NET ASSETS:
   Beginning of year..............       147,353,917       171,167,569       186,416,345       201,471,712
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,434,541  $    147,353,917  $    162,582,117  $    186,416,345
                                    ================  ================  ================  ================

                                                                                  MSF BLACKROCK
                                      MSF BLACKROCK LARGE CAP VALUE           ULTRA-SHORT TERM BOND
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (26,196)  $       (21,404)  $    (3,299,227)  $    (3,866,728)
   Net realized gains (losses)....           279,823           685,618            52,672                --
   Change in unrealized gains
     (losses) on investments......         1,260,670       (1,538,797)           500,725                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,514,297         (874,583)       (2,745,830)       (3,866,728)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           319,543           178,103         6,640,942         7,162,481
   Net transfers (including fixed
     account).....................          (92,928)            26,416        39,666,696        88,449,377
   Contract charges...............           (2,355)           (2,634)         (108,280)         (122,992)
   Transfers for contract benefits
     and terminations.............       (1,460,780)       (1,885,354)      (64,130,165)     (117,052,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,236,520)       (1,683,469)      (17,930,807)      (21,563,523)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           277,777       (2,558,052)      (20,676,637)      (25,430,251)
NET ASSETS:
   Beginning of year..............        10,329,127        12,887,179       234,598,971       260,029,222
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,606,904  $     10,329,127  $    213,922,334  $    234,598,971
                                    ================  ================  ================  ================


                                       MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,062,938)  $    (1,267,242)
   Net realized gains (losses)....        10,153,360        15,627,482
   Change in unrealized gains
     (losses) on investments......       (6,486,884)      (12,804,276)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,603,538         1,555,964
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           497,508           464,259
   Net transfers (including fixed
     account).....................       (2,125,269)         (757,088)
   Contract charges...............          (43,317)          (48,084)
   Transfers for contract benefits
     and terminations.............       (8,226,899)      (10,811,423)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,897,977)      (11,152,336)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,294,439)       (9,596,372)
NET ASSETS:
   Beginning of year..............        78,853,375        88,449,747
                                    ----------------  ----------------
   End of year....................  $     71,558,936  $     78,853,375
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                             MSF JENNISON GROWTH          MSF LOOMIS SAYLES SMALL CAP CORE
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (3,534,951)  $    (4,079,989)  $        (11,818)  $       (14,348)
   Net realized gains (losses).....        46,718,088        67,121,004             39,018            99,823
   Change in unrealized gains
     (losses) on investments.......      (48,467,290)      (29,066,135)             64,978         (109,964)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,284,153)        33,974,880             92,178          (24,489)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,518,932         4,660,876                340               845
   Net transfers (including fixed
     account)......................       (7,572,104)       (6,412,253)            109,059           (6,520)
   Contract charges................         (210,030)         (229,901)               (31)              (34)
   Transfers for contract benefits
     and terminations..............      (31,594,437)      (37,267,731)          (143,370)          (58,342)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (34,857,639)      (39,249,009)           (34,002)          (64,051)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (40,141,792)       (5,274,129)             58,176          (88,540)
NET ASSETS:
   Beginning of year...............       370,985,158       376,259,287            637,286           725,826
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    330,843,366  $    370,985,158  $         695,462  $        637,286
                                     ================  ================  =================  ================

                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (14,129)  $       (14,195)  $           5,427  $         (4,362)
   Net realized gains (losses).....           228,633           320,054          (111,449)            223,437
   Change in unrealized gains
     (losses) on investments.......            92,465         (501,074)            112,177          (183,760)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           306,969         (195,215)              6,155             35,315
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --              7,162              5,476
   Net transfers (including fixed
     account)......................           114,178          (36,833)          (795,841)            256,896
   Contract charges................             (149)             (164)               (24)               (80)
   Transfers for contract benefits
     and terminations..............         (210,319)         (230,925)          (108,204)          (251,864)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (96,290)         (267,922)          (896,907)             10,428
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           210,679         (463,137)          (890,752)             45,743
NET ASSETS:
   Beginning of year...............         1,498,283         1,961,420          1,434,554          1,388,811
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      1,708,962  $      1,498,283  $         543,802  $       1,434,554
                                     ================  ================  =================  =================

                                                                                 MSF MET/WELLINGTON
                                         MSF MET/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,505,439  $      1,808,489  $         15,102  $       (145,653)
   Net realized gains (losses).....        15,252,242        49,554,376         3,793,458         31,153,170
   Change in unrealized gains
     (losses) on investments.......       (5,961,390)      (47,869,315)         1,354,198       (30,653,946)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,796,291         3,493,550         5,162,758            353,571
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,995,304         2,878,559           415,645            193,460
   Net transfers (including fixed
     account)......................       (2,789,477)         (374,264)        46,174,713        (1,846,975)
   Contract charges................         (137,127)         (171,916)          (69,436)           (16,920)
   Transfers for contract benefits
     and terminations..............      (26,759,940)      (24,110,151)      (13,737,985)       (13,992,312)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (26,691,240)      (21,777,772)        32,782,937       (15,662,747)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (13,894,949)      (18,284,222)        37,945,695       (15,309,176)
NET ASSETS:
   Beginning of year...............       244,860,534       263,144,756        80,800,707         96,109,883
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    230,965,585  $    244,860,534  $    118,746,402  $      80,800,707
                                     ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUBACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        368,998  $        151,862
   Net realized gains (losses).....           513,075           844,042
   Change in unrealized gains
     (losses) on investments.......         (218,711)       (1,501,646)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           663,362         (505,742)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           503,438           542,478
   Net transfers (including fixed
     account)......................          (21,301)       (1,182,099)
   Contract charges................           (7,653)           (8,765)
   Transfers for contract benefits
     and terminations..............       (4,562,662)       (4,815,670)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,088,178)       (5,464,056)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,424,816)       (5,969,798)
NET ASSETS:
   Beginning of year...............        23,643,801        29,613,599
                                     ----------------  ----------------
   End of year.....................  $     20,218,985  $     23,643,801
                                     ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2016                2015              2016              2015
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,563,013  $       (905,977)  $      7,827,754  $     (4,816,035)
   Net realized gains (losses).....          4,556,831          5,650,325        41,062,276         40,033,075
   Change in unrealized gains
     (losses) on investments.......        (2,950,638)        (6,524,264)      (24,270,212)       (48,291,607)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,169,206        (1,779,916)        24,619,818       (13,074,567)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,646,111          2,376,522        10,614,246         13,441,515
   Net transfers (including fixed
     account)......................        (1,050,062)        (1,001,776)       (8,214,538)        (5,606,222)
   Contract charges................           (34,268)           (37,646)         (290,555)          (315,904)
   Transfers for contract benefits
     and terminations..............       (10,100,352)       (12,205,735)      (54,521,198)       (65,426,374)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,538,571)       (10,868,635)      (52,412,045)       (57,906,985)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,369,365)       (12,648,551)      (27,792,227)       (70,981,552)
NET ASSETS:
   Beginning of year...............         74,878,498         87,527,049       480,001,704        550,983,256
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      68,509,133  $      74,878,498  $    452,209,477  $     480,001,704
                                     =================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT                            SUBACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       7,375,335  $    (8,209,117)  $           6,793  $        (11,568)
   Net realized gains (losses).....         67,473,109        35,760,780          1,489,450          1,432,529
   Change in unrealized gains
     (losses) on investments.......       (40,103,390)      (47,147,251)          1,349,924        (2,015,439)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         34,745,054      (19,595,588)          2,846,167          (594,478)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         15,043,435        14,238,008          1,053,483            986,880
   Net transfers (including fixed
     account)......................        (8,127,733)       (3,435,538)           (30,049)            682,877
   Contract charges................          (391,318)         (415,622)            (8,013)            (7,606)
   Transfers for contract benefits
     and terminations..............       (49,523,112)      (53,270,926)        (1,309,033)        (1,915,338)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (42,998,728)      (42,884,078)          (293,612)          (253,187)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (8,253,674)      (62,479,666)          2,552,555          (847,665)
NET ASSETS:
   Beginning of year...............        582,539,493       645,019,159         15,269,454         16,117,119
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     574,285,819  $    582,539,493  $      17,822,009  $      15,269,454
                                     =================  ================  =================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015                2016              2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      5,950,607  $       3,738,664  $       4,508,514  $      3,781,141
   Net realized gains (losses).....        61,017,384         87,112,358         23,596,638        11,277,233
   Change in unrealized gains
     (losses) on investments.......        11,351,356       (91,658,276)        (2,527,085)      (21,847,358)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        78,319,347          (807,254)         25,578,067       (6,788,984)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,498,041         13,065,466          4,117,633         4,739,381
   Net transfers (including fixed
     account)......................      (20,415,166)       (45,279,988)        (5,826,167)       (5,011,638)
   Contract charges................         (447,756)          (480,768)          (138,148)         (150,142)
   Transfers for contract benefits
     and terminations..............      (77,423,014)       (89,274,254)       (43,812,952)      (52,994,984)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (85,787,895)      (121,969,544)       (45,659,634)      (53,417,383)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,468,548)      (122,776,798)       (20,081,567)      (60,206,367)
NET ASSETS:
   Beginning of year...............       825,958,902        948,735,700        367,197,782       427,404,149
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    818,490,354  $     825,958,902  $     347,116,215  $    367,197,782
                                     ================  =================  =================  ================

                                                MSF MFS VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         861,040  $      1,519,323
   Net realized gains (losses).....         11,708,015        24,685,200
   Change in unrealized gains
     (losses) on investments.......          2,304,669      (28,440,559)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,873,724       (2,236,036)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,288,553         1,431,532
   Net transfers (including fixed
     account)......................        (1,320,315)       (1,196,217)
   Contract charges................           (36,211)          (37,578)
   Transfers for contract benefits
     and terminations..............       (14,678,360)      (20,907,158)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (14,746,333)      (20,709,421)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            127,391      (22,945,457)
NET ASSETS:
   Beginning of year...............        126,858,359       149,803,816
                                     -----------------  ----------------
   End of year.....................  $     126,985,750  $    126,858,359
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        691,710  $      1,132,624  $      (561,624)  $      (665,270)
   Net realized gains (losses)....       (1,605,838)       (1,094,191)         2,172,141         2,610,190
   Change in unrealized gains
     (losses) on investments......           932,437       (1,058,975)         7,579,184       (2,245,912)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            18,309       (1,020,542)         9,189,701         (300,992)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,471,232         1,669,245           680,563           897,116
   Net transfers (including fixed
     account).....................         (537,856)         (829,921)       (2,445,840)       (1,584,040)
   Contract charges...............          (25,078)          (29,905)          (27,399)          (28,813)
   Transfers for contract benefits
     and terminations.............       (4,511,503)       (4,816,703)       (6,014,590)       (8,658,285)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,603,205)       (4,007,284)       (7,807,266)       (9,374,022)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,584,896)       (5,027,826)         1,382,435       (9,675,014)
NET ASSETS:
   Beginning of year..............        50,132,009        55,159,835        59,714,866        69,389,880
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,547,113  $     50,132,009  $     61,097,301  $     59,714,866
                                    ================  ================  ================  ================

                                                                            MSF T. ROWE PRICE LARGE CAP
                                          MSF RUSSELL 2000 INDEX                      GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        181,485  $         16,168  $      (834,484)  $      (934,826)
   Net realized gains (losses)....         8,196,855         9,509,106         7,199,316        13,336,229
   Change in unrealized gains
     (losses) on investments......        10,191,577      (15,257,920)       (6,641,279)       (7,346,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,569,917       (5,732,646)         (276,447)         5,054,464
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,972,621         2,132,061           889,130           794,379
   Net transfers (including fixed
     account).....................       (1,589,531)         (375,941)         (968,588)         2,269,515
   Contract charges...............          (56,904)          (60,456)          (16,178)          (17,995)
   Transfers for contract benefits
     and terminations.............       (9,385,346)       (9,542,787)       (5,839,793)       (8,875,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,059,160)       (7,847,123)       (5,935,429)       (5,830,071)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,510,757      (13,579,769)       (6,211,876)         (775,607)
NET ASSETS:
   Beginning of year..............       101,108,420       114,688,189        58,885,774        59,661,381
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    110,619,177  $    101,108,420  $     52,673,898  $     58,885,774
                                    ================  ================  ================  ================

                                        MSF T. ROWE PRICE SMALL CAP        MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                   STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,326,583)  $    (1,533,844)  $        651,395  $      1,191,809
   Net realized gains (losses)....        16,674,139        15,664,305           440,473           192,717
   Change in unrealized gains
     (losses) on investments......       (5,240,914)      (12,417,243)         6,086,821       (2,592,005)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,106,642         1,713,218         7,178,689       (1,207,479)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,617,681         2,424,047           730,921            95,918
   Net transfers (including fixed
     account).....................       (3,400,052)         (546,725)       149,135,642       (1,128,640)
   Contract charges...............          (47,085)          (50,239)          (61,429)           (5,492)
   Transfers for contract benefits
     and terminations.............      (10,165,512)      (12,140,351)      (18,409,893)       (5,107,602)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,994,968)      (10,313,268)       131,395,241       (6,145,816)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (888,326)       (8,600,050)       138,573,930       (7,353,295)
NET ASSETS:
   Beginning of year..............       109,539,493       118,139,543        32,316,442        39,669,737
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,651,167  $    109,539,493  $    170,890,372  $     32,316,442
                                    ================  ================  ================  ================

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,033,513  $        898,999
   Net realized gains (losses)....            30,051           125,482
   Change in unrealized gains
     (losses) on investments......       (1,013,053)       (1,636,137)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            50,511         (611,656)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,824,684         1,215,122
   Net transfers (including fixed
     account).....................         3,917,148         (247,767)
   Contract charges...............          (41,919)          (46,193)
   Transfers for contract benefits
     and terminations.............      (12,904,520)      (15,979,722)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,204,607)      (15,058,560)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,154,096)      (15,670,216)
NET ASSETS:
   Beginning of year..............        82,426,356        98,096,572
                                    ----------------  ----------------
   End of year....................  $     75,272,260  $     82,426,356
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2016              2015                2016              2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (250,762)  $       (293,548)  $         100,563  $           8,039
   Net realized gains (losses).....            921,495          3,015,323          1,434,517          1,174,152
   Change in unrealized gains
     (losses) on investments.......          1,831,176        (4,629,877)        (1,221,435)          (982,751)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,501,909        (1,908,102)            313,645            199,440
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             89,664            119,944             51,480            110,184
   Net transfers (including fixed
     account)......................          (374,058)          (564,899)             12,822             61,955
   Contract charges................            (7,822)            (8,841)            (3,739)            (4,039)
   Transfers for contract benefits
     and terminations..............        (3,245,210)        (4,479,399)        (1,261,343)        (1,921,784)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (3,537,426)        (4,933,195)        (1,200,780)        (1,753,684)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,035,517)        (6,841,297)          (887,135)        (1,554,244)
NET ASSETS:
   Beginning of year...............         20,514,005         27,355,302          8,432,222          9,986,466
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      19,478,488  $      20,514,005  $       7,545,087  $       8,432,222
                                     =================  =================  =================  =================

                                     TAP 1919 VARIABLE SOCIALLY RESPONSIVE
                                                   BALANCED                               UIF GROWTH
                                                  SUBACCOUNT                              SUBACCOUNT
                                     --------------------------------------  ------------------------------------
                                            2016              2015                  2016              2015
                                      ----------------  -----------------    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $      (129,714)  $        (39,347)    $       (106,129)  $       (118,628)
   Net realized gains (losses).....          2,501,996          4,369,500            1,241,008          1,332,565
   Change in unrealized gains
     (losses) on investments.......          (732,681)        (5,490,996)          (1,342,478)          (544,548)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,639,601        (1,160,843)            (207,599)            669,389
                                      ----------------  -----------------    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            404,719            509,627                   --                 --
   Net transfers (including fixed
     account)......................          (673,150)          (469,835)            (177,905)          (126,360)
   Contract charges................           (26,297)           (28,330)                (856)              (833)
   Transfers for contract benefits
     and terminations..............        (3,729,158)        (5,435,281)            (629,924)          (563,694)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (4,023,886)        (5,423,819)            (808,685)          (690,887)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (2,384,285)        (6,584,662)          (1,016,284)           (21,498)
NET ASSETS:
   Beginning of year...............         36,506,368         43,091,030            6,666,780          6,688,278
                                      ----------------  -----------------    -----------------  -----------------
   End of year.....................   $     34,122,083  $      36,506,368    $       5,650,496  $       6,666,780
                                      ================  =================    =================  =================

(a) For the period May 1, 2015 to December 31, 2015.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AB Variable Products Series Fund, Inc. ("AB")              Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
Deutsche Variable Series II ("Deutsche II")                  Stanley")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       The Alger Portfolios ("Alger")
   ("FTVIPT")                                              The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           ("Dreyfus Socially Responsible Growth")
Legg Mason Partners Variable Equity Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

AB Global Thematic Growth Subaccount                     LMPVET ClearBridge Variable Dividend Strategy
Alger Capital Appreciation Subaccount                      Subaccount (a)
American Funds Bond Subaccount                           LMPVET ClearBridge Variable Large Cap Growth
American Funds Global Growth Subaccount                    Subaccount
American Funds Global Small Capitalization               LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
American Funds Growth Subaccount                         LMPVET ClearBridge Variable Mid Cap Subaccount
American Funds Growth-Income Subaccount                  LMPVET ClearBridge Variable Small Cap Growth
Delaware VIP Small Cap Value Subaccount                    Subaccount
Deutsche II Government & Agency Securities               LMPVET QS Variable Conservative Growth
   Subaccount                                              Subaccount
Deutsche II Small Mid Cap Value Subaccount               LMPVET QS Variable Growth Subaccount
Dreyfus Socially Responsible Growth Subaccount           LMPVET QS Variable Moderate Growth Subaccount
Fidelity VIP Contrafund Subaccount (a)                   LMPVIT Western Asset Core Plus Subaccount
Fidelity VIP Dynamic Capital Appreciation                LMPVIT Western Asset Variable Global High Yield
   Subaccount                                              Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                MIST American Funds Balanced Allocation
Fidelity VIP Freedom 2020 Subaccount                       Subaccount
Fidelity VIP Freedom 2025 Subaccount                     MIST American Funds Growth Allocation Subaccount
Fidelity VIP Freedom 2030 Subaccount                     MIST American Funds Moderate Allocation
Fidelity VIP Freedom 2040 Subaccount                       Subaccount
Fidelity VIP Freedom 2050 Subaccount                     MIST BlackRock High Yield Subaccount (a)
Fidelity VIP FundsManager 60% Subaccount                 MIST Clarion Global Real Estate Subaccount (a)
Fidelity VIP High Income Subaccount                      MIST ClearBridge Aggressive Growth Subaccount (a)
Fidelity VIP Mid Cap Subaccount                          MIST Harris Oakmark International Subaccount
FTVIPT Franklin Income VIP Subaccount                    MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Invesco Mid Cap Value Subaccount (a)
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Developing Markets VIP                  MIST Met/Aberdeen Emerging Markets Equity
   Subaccount                                              Subaccount (a)
FTVIPT Templeton Foreign VIP Subaccount                  MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Wellington Large Cap Research Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Research International Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Enterprise Subaccount                        MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST PIMCO Inflation Protected Bond Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Total Return Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST Pyramis Managed Risk Subaccount
   Subaccount (a)                                        MIST SSGA Growth and Income ETF Subaccount
LMPVET ClearBridge Variable Appreciation                 MIST SSGA Growth ETF Subaccount
   Subaccount                                            MIST T. Rowe Price Large Cap Value Subaccount (a)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST T. Rowe Price Mid Cap Growth Subaccount          MSF MetLife Asset Allocation 80 Subaccount
Morgan Stanley Multi Cap Growth Subaccount            MSF MetLife Mid Cap Stock Index Subaccount (a)
MSF Barclays Aggregate Bond Index Subaccount          MSF MetLife Stock Index Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)              MSF MFS Total Return Subaccount (a)
MSF BlackRock Capital Appreciation Subaccount (a)     MSF MFS Value Subaccount (a)
MSF BlackRock Large Cap Value Subaccount              MSF MSCI EAFE Index Subaccount
MSF BlackRock Ultra-Short Term Bond Subaccount (a)    MSF Neuberger Berman Genesis Subaccount (a)
MSF Frontier Mid Cap Growth Subaccount (a)            MSF Russell 2000 Index Subaccount
MSF Jennison Growth Subaccount (a)                    MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF Loomis Sayles Small Cap Core Subaccount           MSF T. Rowe Price Small Cap Growth Subaccount
MSF Met/Artisan Mid Cap Value Subaccount              MSF Western Asset Management Strategic Bond
MSF Met/Dimensional International Small Company         Opportunities Subaccount (a)
   Subaccount                                         MSF Western Asset Management U.S. Government
MSF Met/Wellington Balanced Subaccount (a)              Subaccount
MSF Met/Wellington Core Equity Opportunities          Pioneer VCT Mid Cap Value Subaccount
   Subaccount (a)                                     Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Asset Allocation 20 Subaccount            TAP 1919 Variable Socially Responsive Balanced
MSF MetLife Asset Allocation 40 Subaccount              Subaccount
MSF MetLife Asset Allocation 60 Subaccount            UIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Subaccounts had no net assets as of December 31, 2016:

Fidelity VIP Government Money Market Subaccount         MIST Met/Artisan International Subaccount*
MIST AB Global Dynamic Allocation Subaccount*           MIST Met/Franklin Low Duration Total Return
MIST Allianz Global Investors Dynamic Multi-Asset         Subaccount*
   Plus Subaccount*                                     MIST Met/Templeton International Bond Subaccount*
MIST AQR Global Risk Balanced Subaccount*               MIST MetLife Balanced Plus Subaccount*
MIST BlackRock Global Tactical Strategies               MIST PanAgora Global Diversified Risk Subaccount*
   Subaccount*                                          MIST Pyramis Government Income Subaccount*
MIST Goldman Sachs Mid Cap Value Subaccount*            MIST Schroders Global Multi-Asset Subaccount*
MIST Invesco Balanced-Risk Allocation Subaccount*       MIST TCW Core Fixed Income Subaccount*
MIST JPMorgan Core Bond Subaccount*                     MSF Baillie Gifford International Stock Subaccount*
MIST JPMorgan Global Active Allocation Subaccount*      MSF Van Eck Global Natural Resources Subaccount*

* These Subaccounts commenced on April 29, 2016


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount            MIST Pioneer Strategic Income Subaccount
MIST Pioneer Fund Subaccount                          Wells Fargo VT Small Cap Value Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                              New Name

ClearBridge Variable Mid Cap Core Portfolio              ClearBridge Variable Mid Cap Portfolio
(MIST) MFS Emerging Markets Equity Portfolio             (MIST) Met/Aberdeen Emerging Markets Equity
                                                           Portfolio
(MIST) WMC Large Cap Research Portfolio                  (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                   (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                             (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio            (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
QS Legg Mason Variable Conservative Growth               QS Variable Conservative Growth
QS Legg Mason Variable Growth                            QS Variable Growth
QS Legg Mason Variable Moderate Growth                   QS Variable Moderate Growth

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture                       (MSF) Western Asset Management Strategic Bond
   Portfolio                                               Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

LIQUIDATION:

Former Portfolio

Wells Fargo VT Small Cap Value Fund


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------     -------------   --------------
     AB Global Thematic Growth Subaccount........................         18,365          290,240            11,923           50,887
     Alger Capital Appreciation Subaccount.......................         37,106        2,138,415            57,975          618,156
     American Funds Bond Subaccount..............................        456,651        4,922,246         1,296,118        1,501,015
     American Funds Global Growth Subaccount.....................      3,961,404       84,480,470        11,177,858       19,726,040
     American Funds Global Small Capitalization Subaccount.......         88,479        1,729,411           459,779          551,934
     American Funds Growth Subaccount............................      3,399,968      197,748,441        26,018,800       40,473,771
     American Funds Growth-Income Subaccount.....................      4,390,573      168,937,240        28,180,773       36,795,707
     Delaware VIP Small Cap Value Subaccount.....................        283,315        8,573,037         1,376,016        1,267,406
     Deutsche II Government & Agency Securities Subaccount.......        201,547        2,460,619           216,224          393,682
     Deutsche II Small Mid Cap Value Subaccount..................        254,567        3,764,005           584,632        1,023,375
     Dreyfus Socially Responsible Growth Subaccount..............         13,439          406,773            61,102           21,356
     Fidelity VIP Contrafund Subaccount..........................      6,176,702      169,242,638        21,140,264       30,047,052
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        147,281        1,411,433           104,556          272,310
     Fidelity VIP Equity-Income Subaccount.......................     10,649,774      222,503,182        20,418,627       25,133,659
     Fidelity VIP Freedom 2020 Subaccount........................         34,096          421,936           482,030          133,587
     Fidelity VIP Freedom 2025 Subaccount........................         26,052          336,136           226,077           76,540
     Fidelity VIP Freedom 2030 Subaccount........................         44,235          565,484           125,609            1,838
     Fidelity VIP Freedom 2040 Subaccount........................          3,397           60,149            66,893           17,565
     Fidelity VIP Freedom 2050 Subaccount........................          2,903           47,354            45,018            2,629
     Fidelity VIP FundsManager 60% Subaccount....................     53,779,930      612,431,216        76,880,352       24,181,951
     Fidelity VIP High Income Subaccount.........................      3,618,925       21,602,445         1,626,688        2,386,036
     Fidelity VIP Mid Cap Subaccount.............................      7,432,358      219,730,623        20,079,549       31,665,782
     FTVIPT Franklin Income VIP Subaccount.......................      1,281,813       18,970,626         1,582,104        4,753,278
     FTVIPT Franklin Mutual Shares VIP Subaccount................        737,396       12,857,247         1,615,327        3,531,926
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        567,468       12,121,761         4,000,381        5,232,024
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,442,083       28,290,818         3,555,835        4,214,976
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,988,866       19,174,919         1,185,798        2,558,871
     FTVIPT Templeton Foreign VIP Subaccount.....................      4,074,557       57,287,117         5,027,796       10,088,553
     Invesco V.I. Comstock Subaccount............................        288,054        3,855,608           535,466        1,004,135
     Invesco V.I. Diversified Dividend Subaccount................         47,765          780,855           135,666          324,941
     Invesco V.I. Equity and Income Subaccount...................      2,815,884       39,187,014         2,765,589        9,398,887
     Invesco V.I. Government Securities Subaccount...............        653,815        7,643,447           815,231        2,150,247
     Invesco V.I. Managed Volatility Subaccount..................        103,042        1,496,178           143,241          321,696
     Invesco V.I. S&P 500 Index Subaccount.......................        114,181        1,491,027           317,637          638,336
     Janus Aspen Enterprise Subaccount...........................        218,583        9,086,670         1,890,250        2,266,311
     Janus Aspen Global Research Subaccount......................         16,949          501,676            36,660          169,198
     Janus Aspen Overseas Subaccount.............................      1,204,955       46,726,013         3,536,809        4,042,243
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     13,104,945      228,814,324        22,351,665       45,612,100
     LMPVET ClearBridge Variable Appreciation Subaccount.........      6,679,476      166,666,889        10,486,831       38,909,948
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      5,294,068       66,730,001         3,316,803       15,451,108
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,291,898       75,444,018        10,749,971       15,230,853
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,857,545       95,831,523         6,012,876       15,651,650
     LMPVET ClearBridge Variable Mid Cap Subaccount..............      1,681,793       23,798,537         1,541,859        4,528,044
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      2,082,807       35,265,584         2,827,170        7,584,155
     LMPVET QS Variable Conservative Growth Subaccount...........      2,995,009       35,412,102         1,299,764        8,159,997
     LMPVET QS Variable Growth Subaccount........................      1,395,961       18,746,786         1,072,053        2,467,364
     LMPVET QS Variable Moderate Growth Subaccount...............      2,065,449       23,881,603         1,158,640        3,324,649
     LMPVIT Western Asset Core Plus Subaccount...................     10,554,029       67,949,012         3,390,903       11,153,309
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................        767,093        6,055,546           517,887        1,355,908
     MIST American Funds Balanced Allocation Subaccount..........        556,618        5,441,507         4,523,877        3,768,262
     MIST American Funds Growth Allocation Subaccount............        415,428        3,961,926           810,638          459,581
     MIST American Funds Moderate Allocation Subaccount..........        298,161        2,972,978           555,579          607,507
     MIST BlackRock High Yield Subaccount........................     10,777,150       86,592,850        13,658,125       19,177,676
     MIST Clarion Global Real Estate Subaccount..................      5,030,736       62,316,787         4,426,563       10,830,380

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  -----------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                     SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    ------------     -------------   --------------
     MIST ClearBridge Aggressive Growth Subaccount..............     30,561,998     430,862,563         7,967,610       65,969,417
     MIST Harris Oakmark International Subaccount...............      4,079,143      60,019,753         8,672,280       12,429,404
     MIST Invesco Comstock Subaccount...........................     12,528,921     132,981,715        19,617,398       31,454,962
     MIST Invesco Mid Cap Value Subaccount......................      2,145,304      39,442,572         3,497,227        5,923,515
     MIST Invesco Small Cap Growth Subaccount...................        955,494      14,411,523         3,717,693        3,374,631
     MIST JPMorgan Small Cap Value Subaccount...................        649,838       9,723,906         2,135,008        2,318,354
     MIST Loomis Sayles Global Markets Subaccount...............      8,383,972      96,073,560         7,160,245       16,084,032
     MIST Met/Aberdeen Emerging Markets Equity Subaccount.......      4,165,539      41,413,005         2,255,678        9,248,236
     MIST Met/Eaton Vance Floating Rate Subaccount..............        267,686       2,781,903           401,919        1,421,399
     MIST Met/Wellington Large Cap Research Subaccount..........      2,694,654      29,670,712         3,850,100        7,333,179
     MIST MetLife Asset Allocation 100 Subaccount...............      5,013,791      54,689,851        10,273,627        7,652,460
     MIST MetLife Multi-Index Targeted Risk Subaccount..........          9,797         116,982            93,208            9,508
     MIST MetLife Small Cap Value Subaccount....................      7,103,281     109,299,185         5,188,142       15,003,168
     MIST MFS Research International Subaccount.................      5,365,676      60,163,560         3,073,364       10,269,179
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        529,244       6,045,766           596,584        1,964,473
     MIST Oppenheimer Global Equity Subaccount..................     14,857,815     243,441,280        21,468,396       40,887,124
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,924,608      52,944,692         2,774,399        9,183,291
     MIST PIMCO Total Return Subaccount.........................     15,815,199     178,331,996        10,629,911       35,767,799
     MIST Pyramis Managed Risk Subaccount.......................          2,535          28,257             9,745               89
     MIST SSGA Growth and Income ETF Subaccount.................      9,476,700     101,430,706         9,056,840       11,383,637
     MIST SSGA Growth ETF Subaccount............................     12,336,954     131,311,815        12,226,104       12,856,374
     MIST T. Rowe Price Large Cap Value Subaccount..............     10,909,042     337,965,813        58,411,293       60,028,215
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        135,377       1,315,445           270,925          684,684
     Morgan Stanley Multi Cap Growth Subaccount.................         17,200         647,559           132,450           96,485
     MSF Barclays Aggregate Bond Index Subaccount...............      5,746,042      62,542,413         4,248,470        9,634,134
     MSF BlackRock Bond Income Subaccount.......................      1,256,272     132,147,663        11,874,136       26,859,195
     MSF BlackRock Capital Appreciation Subaccount..............      4,895,490     114,207,594        16,928,295       25,032,021
     MSF BlackRock Large Cap Value Subaccount...................      1,187,784      11,840,097         1,676,923        2,161,022
     MSF BlackRock Ultra-Short Term Bond Subaccount.............      2,133,941     213,421,332        79,132,571      100,361,947
     MSF Frontier Mid Cap Growth Subaccount.....................      2,322,226      63,870,782        10,198,269       12,450,739
     MSF Jennison Growth Subaccount.............................     25,015,214     316,574,131        47,591,194       41,699,355
     MSF Loomis Sayles Small Cap Core Subaccount................          2,687         665,606           197,845          193,278
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,650       1,398,989           336,550          260,767
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         43,504         603,654           214,824        1,029,113
     MSF Met/Wellington Balanced Subaccount.....................     12,492,404     200,414,141        21,445,423       33,716,411
     MSF Met/Wellington Core Equity Opportunities Subaccount....      4,178,061     127,371,521        57,057,077       18,754,539
     MSF MetLife Asset Allocation 20 Subaccount.................      1,907,452      21,267,794         2,895,284        5,880,953
     MSF MetLife Asset Allocation 40 Subaccount.................      6,089,701      69,667,579        11,041,009       14,349,548
     MSF MetLife Asset Allocation 60 Subaccount.................     38,683,446     458,840,253        63,409,731       66,370,030
     MSF MetLife Asset Allocation 80 Subaccount.................     44,866,080     573,130,897        95,031,986       63,362,463
     MSF MetLife Mid Cap Stock Index Subaccount.................        944,850      14,827,600         3,329,805        2,372,965
     MSF MetLife Stock Index Subaccount.........................     17,821,047     623,629,152        69,571,192      114,134,780
     MSF MFS Total Return Subaccount............................      2,054,386     294,699,882        31,729,539       57,762,715
     MSF MFS Value Subaccount...................................      8,305,126     121,155,322        18,640,234       21,154,309
     MSF MSCI EAFE Index Subaccount.............................      3,888,648      59,502,166         2,448,762        5,360,257
     MSF Neuberger Berman Genesis Subaccount....................      2,865,343      41,974,375         1,142,639        9,511,695
     MSF Russell 2000 Index Subaccount..........................      5,470,780      80,605,634         9,817,418       12,907,213
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,650,810      50,098,003        10,008,200       10,112,930
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,402,843      87,531,747        16,223,847       14,462,057
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................     12,787,840     165,489,092       158,787,038       26,739,950
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      6,411,607      76,630,315         9,571,172       15,742,266

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     Pioneer VCT Mid Cap Value Subaccount.......................        960,478       19,085,528        1,815,494        4,374,274
     Pioneer VCT Real Estate Shares Subaccount..................        460,067        8,537,443        2,193,720        1,804,709
     TAP 1919 Variable Socially Responsive Balanced
       Subaccount...............................................      1,315,931       32,624,819        2,803,521        4,827,164
     UIF Growth Subaccount......................................        229,229        4,632,499        1,184,526        1,115,949

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         433,718          842,863         973,382        1,145,362       2,919,559        3,888,953
Units issued and transferred
   from other funding options....          16,714            8,029          17,163          147,172         770,840          509,746
Units redeemed and transferred to
   other funding options.........        (48,035)        (417,174)       (200,200)        (319,152)       (894,985)      (1,479,140)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         402,397          433,718         790,345          973,382       2,795,414        2,919,559
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       43,593,647       50,715,493          620,815          785,948
Units issued and transferred
   from other funding options....        1,145,866        2,049,606           39,344           66,178
Units redeemed and transferred to
   other funding options.........      (7,726,016)      (9,171,452)        (164,468)        (231,311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       37,013,497       43,593,647          495,691          620,815
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2016             2015
                                   ---------------  ---------------

Units beginning of year..........      103,574,782      122,112,054
Units issued and transferred
   from other funding options....        2,985,402        4,087,732
Units redeemed and transferred to
   other funding options.........     (16,805,003)     (22,625,004)
                                   ---------------  ---------------
Units end of year................       89,755,181      103,574,782
                                   ===============  ===============


                                     AMERICAN FUNDS GROWTH-INCOME      DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       96,683,093      114,152,086        2,998,177        3,517,796
Units issued and transferred
   from other funding options....        2,630,261        4,047,386          156,661           61,518
Units redeemed and transferred to
   other funding options.........     (16,287,210)     (21,516,379)        (390,498)        (581,137)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       83,026,144       96,683,093        2,764,340        2,998,177
                                   ===============  ===============  ===============  ===============


                                      DEUTSCHE II GOVERNMENT &
                                          AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,061,094        2,276,924        1,750,951        2,326,077
Units issued and transferred
   from other funding options....          131,560          179,781           60,584           75,880
Units redeemed and transferred to
   other funding options.........        (295,713)        (395,611)        (380,012)        (651,006)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,896,941        2,061,094        1,431,523        1,750,951
                                   ===============  ===============  ===============  ===============


                                                DREYFUS
                                      SOCIALLY RESPONSIBLE GROWTH        FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          253,443          380,167       82,770,515       92,864,202
Units issued and transferred
   from other funding options....            5,593           20,569        3,516,391        4,551,613
Units redeemed and transferred to
   other funding options.........          (6,138)        (147,293)     (12,832,376)     (14,645,300)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          252,898          253,443       73,454,530       82,770,515
                                   ===============  ===============  ===============  ===============

                                             FIDELITY VIP
                                     DYNAMIC CAPITAL APPRECIATION        FIDELITY VIP EQUITY-INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........          934,036         1,011,331       52,549,940        58,365,899
Units issued and transferred
   from other funding options....            6,473           361,296        1,483,731         1,580,356
Units redeemed and transferred to
   other funding options.........        (114,211)         (438,591)      (6,391,332)       (7,396,315)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................          826,298           934,036       47,642,339        52,549,940
                                   ===============  ================  ===============  ================



                                       FIDELITY VIP FREEDOM 2020          FIDELITY VIP FREEDOM 2025
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016           2015 (a)
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            42,288               --          104,718                --
Units issued and transferred
   from other funding options....           276,435           42,332          121,655           104,821
Units redeemed and transferred to
   other funding options.........          (76,043)             (44)         (44,732)             (103)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................           242,680           42,288          181,641           104,718
                                   ================  ===============  ===============  ================



                                       FIDELITY VIP FREEDOM 2030          FIDELITY VIP FREEDOM 2040
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016            2015 (A)
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........           240,061               --             4,565               --
Units issued and transferred
   from other funding options....            59,702          240,091            29,405            4,586
Units redeemed and transferred to
   other funding options.........           (1,066)             (30)           (7,591)             (21)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................           298,697          240,061            26,379            4,565
                                   ================  ===============  ================  ===============


                                      FIDELITY VIP FREEDOM 2050        FIDELITY VIP FUNDSMANAGER 60%
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016           2015 (a)            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,194               --       43,562,575        3,719,213
Units issued and transferred
   from other funding options....           18,744            3,028        4,795,740       40,373,616
Units redeemed and transferred to
   other funding options.........          (1,201)            (834)      (1,465,717)        (530,254)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,737            2,194       46,892,598       43,562,575
                                   ===============  ===============  ===============  ===============



                                       FIDELITY VIP HIGH INCOME            FIDELITY VIP MID CAP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,309,633        7,082,915       78,497,047       88,269,188
Units issued and transferred
   from other funding options....          316,553          199,182        3,852,517        4,405,175
Units redeemed and transferred to
   other funding options.........        (799,536)        (972,464)     (11,516,530)     (14,177,316)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,826,650        6,309,633       70,833,034       78,497,047
                                   ===============  ===============  ===============  ===============


                                                                                FTVIPT
                                     FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       11,175,992      13,052,798        9,109,098       11,130,280
Units issued and transferred
   from other funding options....          382,854         441,808          169,298          291,148
Units redeemed and transferred to
   other funding options.........      (2,057,291)     (2,318,614)      (1,932,675)      (2,312,330)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        9,501,555      11,175,992        7,345,721        9,109,098
                                   ===============  ==============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                FTVIPT                        FTVIPT FRANKLIN
                                     FRANKLIN RISING DIVIDENDS VIP       SMALL-MID CAP GROWTH VIP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,513,466        9,499,985       13,151,027       15,338,031
Units issued and transferred
   from other funding options....          947,508          328,618          548,358          737,491
Units redeemed and transferred to
   other funding options.........      (2,271,312)      (2,315,137)      (2,058,524)      (2,924,495)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,189,662        7,513,466       11,640,861       13,151,027
                                   ===============  ===============  ===============  ===============


                                          FTVIPT TEMPLETON
                                       DEVELOPING MARKETS VIP          FTVIPT TEMPLETON FOREIGN VIP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        9,114,020       10,086,656       37,823,632       42,645,501
Units issued and transferred
   from other funding options....        1,227,892        1,027,745        3,100,044        4,414,237
Units redeemed and transferred to
   other funding options.........      (2,013,051)      (2,000,381)      (6,991,659)      (9,236,106)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,328,861        9,114,020       33,932,017       37,823,632
                                   ===============  ===============  ===============  ===============



                                         INVESCO V.I. COMSTOCK       INVESCO V.I. DIVERSIFIED DIVIDEND
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        3,897,706        4,455,900           764,684          832,783
Units issued and transferred
   from other funding options....           57,794           23,891            68,412           61,656
Units redeemed and transferred to
   other funding options.........        (613,337)        (582,085)         (170,627)        (129,755)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        3,342,163        3,897,706           662,469          764,684
                                   ===============  ===============   ===============  ===============

                                    INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                              SUBACCOUNT                          SUBACCOUNT
                                   ---------------------------------  ----------------------------------
                                         2016              2015              2016             2015
                                   ----------------  ---------------   ---------------  ---------------

Units beginning of year..........        25,216,381       30,474,326         7,219,285        8,543,666
Units issued and transferred
   from other funding options....           593,218        1,508,223           671,161          625,531
Units redeemed and transferred to
   other funding options.........       (4,495,556)      (6,766,168)       (1,722,960)      (1,949,912)
                                   ----------------  ---------------   ---------------  ---------------
Units end of year................        21,314,043       25,216,381         6,167,486        7,219,285
                                   ================  ===============   ===============  ===============


                                    INVESCO V.I. MANAGED VOLATILITY      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016            2015              2016              2015
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........          572,546          663,209         1,204,868         1,281,929
Units issued and transferred
   from other funding options....           39,256           95,076            87,833           109,011
Units redeemed and transferred to
   other funding options.........        (131,877)        (185,739)         (331,870)         (186,072)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................          479,925          572,546           960,831         1,204,868
                                   ===============  ===============  ================  ================


                                         JANUS ASPEN ENTERPRISE            JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2016              2015              2016              2015
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         7,987,829         9,230,937           539,820           634,971
Units issued and transferred
   from other funding options....           552,187           473,648            27,899            38,064
Units redeemed and transferred to
   other funding options.........       (1,372,216)       (1,716,756)         (125,714)         (133,215)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         7,167,800         7,987,829           442,005           539,820
                                   ================  ================  ================  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       23,066,962      25,235,388     167,403,724      192,876,953      123,885,127     144,399,729
Units issued and transferred
   from other funding options....        2,291,160       2,343,364       5,942,521        6,482,210        1,977,149       2,202,697
Units redeemed and transferred to
   other funding options.........      (4,093,381)     (4,511,790)    (23,402,967)     (31,955,439)     (17,498,041)    (22,717,299)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       21,264,741      23,066,962     149,943,278      167,403,724      108,364,235     123,885,127
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY        VARIABLE LARGE CAP GROWTH        VARIABLE LARGE CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015             2016            2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      54,421,552       63,992,104       42,889,895      49,849,619      57,721,574       66,183,724
Units issued and transferred
   from other funding options....       1,342,967        3,710,723        1,944,297       2,004,538       2,045,414        1,390,697
Units redeemed and transferred to
   other funding options.........     (8,112,496)     (13,281,275)      (6,724,857)     (8,964,262)     (7,886,784)      (9,852,847)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      47,652,023       54,421,552       38,109,335      42,889,895      51,880,204       57,721,574
                                   ==============  ===============  ===============  ==============  ==============  ===============

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE                   LMPVET QS
                                            VARIABLE MID CAP             VARIABLE SMALL CAP GROWTH     VARIABLE CONSERVATIVE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      13,634,362       15,892,449      19,565,583      22,972,604      26,949,264      31,787,275
Units issued and transferred
   from other funding options......         385,546          545,267         804,204       1,335,231         316,041         470,702
Units redeemed and transferred to
   other funding options...........     (1,847,520)      (2,803,354)     (3,218,883)     (4,742,252)     (4,190,546)     (5,308,713)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      12,172,388       13,634,362      17,150,904      19,565,583      23,074,759      26,949,264
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                                LMPVET QS                        LMPVET QS
                                             VARIABLE GROWTH             VARIABLE MODERATE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       13,074,765      14,489,682      18,733,090       21,841,591
Units issued and transferred
   from other funding options......           63,168         121,611         149,412          187,364
Units redeemed and transferred to
   other funding options...........      (1,395,438)     (1,536,528)     (1,780,249)      (3,295,865)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,742,495      13,074,765      17,102,253       18,733,090
                                     ===============  ==============  ==============  ===============



                                     LMPVIT WESTERN ASSET CORE PLUS
                                               SUBACCOUNT
                                     -------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      32,101,360      37,890,107
Units issued and transferred
   from other funding options......       1,346,090       1,327,737
Units redeemed and transferred to
   other funding options...........     (5,124,523)     (7,116,484)
                                     --------------  --------------
Units end of year..................      28,322,927      32,101,360
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                        LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                   VARIABLE GLOBAL HIGH YIELD BOND         BALANCED ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   ---------------  ---------------

Units beginning of year..........        3,405,003       4,116,947         3,593,345        3,198,147
Units issued and transferred
   from other funding options....          139,391         170,707         2,921,381          986,660
Units redeemed and transferred to
   other funding options.........        (734,076)       (882,651)       (2,769,363)        (591,462)
                                   ---------------  --------------   ---------------  ---------------
Units end of year................        2,810,318       3,405,003         3,745,363        3,593,345
                                   ===============  ==============   ===============  ===============


                                         MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION                MODERATE ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,633,410        2,717,215        2,284,599        2,152,245
Units issued and transferred
   from other funding options....          374,571          467,527          273,378          395,928
Units redeemed and transferred to
   other funding options.........        (400,282)        (551,332)        (480,948)        (263,574)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,607,699        2,633,410        2,077,029        2,284,599
                                   ===============  ===============  ===============  ===============


                                                                               MIST CLARION
                                      MIST BLACKROCK HIGH YIELD             GLOBAL REAL ESTATE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       30,089,681       36,693,530       50,678,041       58,479,092
Units issued and transferred
   from other funding options....        3,818,695        4,014,633        3,930,616        4,402,558
Units redeemed and transferred to
   other funding options.........      (7,629,635)     (10,618,482)      (9,145,299)     (12,203,609)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       26,278,741       30,089,681       45,463,358       50,678,041
                                   ===============  ===============  ===============  ===============

                                          MIST CLEARBRIDGE                MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH                  INTERNATIONAL                MIST INVESCO COMSTOCK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       74,168,853      83,295,458      31,636,054       34,506,428       97,875,599     114,273,627
Units issued and transferred
   from other funding options....        4,331,426      10,418,908       3,162,843        4,108,689        2,396,325       3,217,680
Units redeemed and transferred to
   other funding options.........     (13,819,981)    (19,545,513)     (7,639,439)      (6,979,063)     (16,358,704)    (19,615,708)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       64,680,298      74,168,853      27,159,458       31,636,054       83,913,220      97,875,599
                                   ===============  ==============  ==============  ===============  ===============  ==============



                                     MIST INVESCO MID CAP VALUE       MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       27,773,801       33,040,249       5,777,662        5,841,705
Units issued and transferred
   from other funding options....        1,459,759        1,822,018         682,133        1,562,549
Units redeemed and transferred to
   other funding options.........      (4,132,832)      (7,088,466)     (1,457,871)      (1,626,592)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       25,100,728       27,773,801       5,001,924        5,777,662
                                   ===============  ===============  ==============  ===============



                                     MIST JPMORGAN SMALL CAP VALUE
                                              SUBACCOUNT
                                   --------------------------------
                                         2016            2015
                                   ---------------  ---------------

Units beginning of year..........        5,524,272        6,763,553
Units issued and transferred
   from other funding options....          787,188          832,699
Units redeemed and transferred to
   other funding options.........      (1,246,816)      (2,071,980)
                                   ---------------  ---------------
Units end of year................        5,064,644        5,524,272
                                   ===============  ===============

                                             MIST LOOMIS                   MIST MET/ABERDEEN                 MIST MET/EATON
                                        SAYLES GLOBAL MARKETS           EMERGING MARKETS EQUITY            VANCE FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      19,556,931       21,660,824       20,803,894      23,705,249        3,452,793       3,823,833
Units issued and transferred
   from other funding options....         703,919          695,185        1,141,915       2,301,875          252,806         612,752
Units redeemed and transferred to
   other funding options.........     (2,650,576)      (2,799,078)      (4,311,897)     (5,203,230)      (1,272,116)       (983,792)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      17,610,274       19,556,931       17,633,912      20,803,894        2,433,483       3,452,793
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                         MIST MET/WELLINGTON                 MIST METLIFE                     MIST METLIFE
                                         LARGE CAP RESEARCH              ASSET ALLOCATION 100           MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      24,145,925       28,125,928      43,198,777       45,212,729            2,641           1,008
Units issued and transferred
   from other funding options....         369,875          865,361       2,417,208        2,780,860            7,543           3,167
Units redeemed and transferred to
   other funding options.........     (3,981,709)      (4,845,364)     (6,253,485)      (4,794,812)            (789)         (1,534)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      20,534,091       24,145,925      39,362,500       43,198,777            9,395           2,641
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                      MIST METLIFE SMALL CAP VALUE    MIST MFS RESEARCH INTERNATIONAL
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      54,080,595       63,208,688       41,917,165      46,101,233
Units issued and transferred
   from other funding options......       1,801,393        2,668,018        2,531,592       3,231,900
Units redeemed and transferred to
   other funding options...........     (8,071,176)     (11,796,111)      (7,708,524)     (7,415,968)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      47,810,812       54,080,595       36,740,233      41,917,165
                                     ==============  ===============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016            2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       5,073,086        5,743,592     223,372,532      249,440,312
Units issued and transferred
   from other funding options......         424,644          551,051       7,725,204        9,496,724
Units redeemed and transferred to
   other funding options...........     (1,116,613)      (1,221,557)    (31,892,226)     (35,564,504)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       4,381,117        5,073,086     199,205,510      223,372,532
                                     ==============  ===============  ==============  ===============


                                               MIST PIMCO
                                        INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      39,426,607       47,696,077      125,500,853     150,568,606
Units issued and transferred
   from other funding options......       2,833,834        3,936,590        6,557,358       8,290,093
Units redeemed and transferred to
   other funding options...........     (6,952,634)     (12,206,060)     (23,068,332)    (33,357,846)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      35,307,807       39,426,607      108,989,879     125,500,853
                                     ==============  ===============  ===============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                 MIST SSGA
                                        MIST PYRAMIS MANAGED RISK          GROWTH AND INCOME ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............            1,566             992       75,897,851      82,493,632
Units issued and transferred
   from other funding options......              832             805        2,278,974       2,378,137
Units redeemed and transferred to
   other funding options...........               --           (231)      (8,795,575)     (8,973,918)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................            2,398           1,566       69,381,250      75,897,851
                                     ===============  ==============  ===============  ==============


                                                                            MIST T. ROWE PRICE              MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      98,530,509      107,020,440     215,108,437     246,029,179         890,955       1,048,455
Units issued and transferred
   from other funding options......       3,624,499        3,793,017       6,948,699      10,444,372          30,563          84,715
Units redeemed and transferred to
   other funding options...........    (11,010,648)     (12,282,948)    (33,779,177)    (41,365,114)       (362,321)       (242,215)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      91,144,360       98,530,509     188,277,959     215,108,437         559,197         890,955
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............         302,631         367,876
Units issued and transferred
   from other funding options......           4,893           7,272
Units redeemed and transferred to
   other funding options...........        (32,839)        (72,517)
                                     --------------  --------------
Units end of year..................         274,685         302,631
                                     ==============  ==============

                                              MSF BARCLAYS
                                          AGGREGATE BOND INDEX           MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      28,582,132       31,665,367      101,411,127     116,573,933
Units issued and transferred
   from other funding options......       1,806,333        1,233,724        7,043,616       6,484,501
Units redeemed and transferred to
   other funding options...........     (4,460,848)      (4,316,959)     (18,632,893)    (21,647,307)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      25,927,617       28,582,132       89,821,850     101,411,127
                                     ==============  ===============  ===============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION         MSF BLACKROCK LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016             2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     102,258,198      116,660,042       6,317,929        7,271,879
Units issued and transferred
   from other funding options......       1,850,151        3,904,460         471,889          312,849
Units redeemed and transferred to
   other funding options...........    (13,874,357)     (18,306,304)     (1,256,775)      (1,266,799)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,233,992      102,258,198       5,533,043        6,317,929
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK
                                          ULTRA-SHORT TERM BOND         MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      207,458,223     228,692,218       53,062,687      59,828,713
Units issued and transferred
   from other funding options......       85,385,618     143,320,829        1,910,698       3,088,415
Units redeemed and transferred to
   other funding options...........    (101,353,505)   (164,554,824)      (8,203,496)     (9,854,441)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      191,490,336     207,458,223       46,769,889      53,062,687
                                     ===============  ==============  ===============  ==============

                                                                               MSF LOOMIS
                                          MSF JENNISON GROWTH             SAYLES SMALL CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015              2016            2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      255,430,902      283,460,406          133,839         146,236
Units issued and transferred
   from other funding options....        6,886,091        7,823,483           29,296           4,178
Units redeemed and transferred to
   other funding options.........     (31,982,587)     (35,852,987)         (37,509)        (16,575)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      230,334,406      255,430,902          125,626         133,839
                                   ===============  ===============  ===============  ==============


                                           MSF MET/ARTISAN                 MSF MET/DIMENSIONAL
                                            MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          516,603         599,313          749,110          750,406
Units issued and transferred
   from other funding options....           44,521             803           59,438          204,958
Units redeemed and transferred to
   other funding options.........         (73,247)        (83,513)        (534,608)        (206,254)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          487,877         516,603          273,940          749,110
                                   ===============  ==============  ===============  ===============


                                         MSF MET/WELLINGTON               MSF MET/WELLINGTON
                                              BALANCED                 CORE EQUITY OPPORTUNITIES
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------

Units beginning of year..........       72,571,267      78,788,126       44,358,088      53,012,778
Units issued and transferred
   from other funding options....        2,878,958       3,113,140       16,381,725       1,165,930
Units redeemed and transferred to
   other funding options.........     (10,858,980)     (9,329,999)      (8,513,261)     (9,820,620)
                                   ---------------  --------------  ---------------  --------------
Units end of year................       64,591,245      72,571,267       52,226,552      44,358,088
                                   ===============  ==============  ===============  ==============

                                              MSF METLIFE                        MSF METLIFE
                                          ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       17,745,651        21,756,153       54,365,636       62,281,508
Units issued and transferred
   from other funding options....        1,266,156         1,472,533        3,703,438        6,873,676
Units redeemed and transferred to
   other funding options.........      (4,303,562)       (5,483,035)     (10,526,809)     (14,789,548)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       14,708,245        17,745,651       47,542,265       54,365,636
                                   ===============  ================  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      351,132,615      393,087,875      438,830,497      469,940,862
Units issued and transferred
   from other funding options....       15,168,468       18,508,983       18,379,097       24,760,375
Units redeemed and transferred to
   other funding options.........     (53,287,982)     (60,464,243)     (50,355,685)     (55,870,740)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      313,013,101      351,132,615      406,853,909      438,830,497
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE
                                         MID CAP STOCK INDEX              MSF METLIFE STOCK INDEX
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,349,197        8,659,503      444,545,333      512,472,472
Units issued and transferred
   from other funding options....        1,165,755        1,291,399       19,831,419       22,913,339
Units redeemed and transferred to
   other funding options.........      (1,563,956)      (1,601,705)     (64,632,208)     (90,840,478)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,950,996        8,349,197      399,744,544      444,545,333
                                   ===============  ===============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                          MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............      157,676,884     181,477,236      61,186,657       71,426,723
Units issued and transferred
   from other funding options......        5,999,001       6,557,260       3,397,015        3,398,881
Units redeemed and transferred to
   other funding options...........     (25,601,136)    (30,357,612)    (10,183,523)     (13,638,947)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................      138,074,749     157,676,884      54,400,150       61,186,657
                                     ===============  ==============  ==============  ===============



                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      24,065,038       25,971,462      25,655,787      30,031,861      25,834,307      27,782,287
Units issued and transferred
   from other funding options......       1,427,810        1,180,869         723,420       1,337,705       1,553,788       1,391,372
Units redeemed and transferred to
   other funding options...........     (3,318,774)      (3,087,293)     (4,015,807)     (5,713,779)     (3,896,413)     (3,339,352)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      22,174,074       24,065,038      22,363,400      25,655,787      23,491,682      25,834,307
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MSF T. ROWE PRICE
                                           LARGE CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      29,861,303      33,034,416
Units issued and transferred
   from other funding options......       2,369,564       4,269,320
Units redeemed and transferred to
   other funding options...........     (5,543,050)     (7,442,433)
                                     --------------  --------------
Units end of year..................      26,687,817      29,861,303
                                     ==============  ==============

                                                                             MSF WESTERN ASSET
                                          MSF T. ROWE PRICE                MANAGEMENT STRATEGIC
                                          SMALL CAP GROWTH                  BOND OPPORTUNITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,060,640       50,212,351       19,595,073       23,348,172
Units issued and transferred
   from other funding options....        2,529,356        3,538,349       18,283,279        1,028,130
Units redeemed and transferred to
   other funding options.........      (7,090,334)      (7,690,060)      (5,411,306)      (4,781,229)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       41,499,662       46,060,640       32,467,046       19,595,073
                                   ===============  ===============  ===============  ===============



                                          MSF WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT         PIONEER VCT MID CAP VALUE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       53,614,394       64,344,337        9,348,957       11,449,417
Units issued and transferred
   from other funding options....        7,017,275        3,839,656          311,519          460,262
Units redeemed and transferred to
   other funding options.........     (11,485,160)     (14,569,599)      (1,866,877)      (2,560,722)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       49,146,509       53,614,394        7,793,599        9,348,957
                                   ===============  ===============  ===============  ===============



                                                                             TAP 1919 VARIABLE
                                    PIONEER VCT REAL ESTATE SHARES     SOCIALLY RESPONSIVE BALANCED
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,872,791        3,456,891       13,640,111       15,783,435
Units issued and transferred
   from other funding options....          190,008          231,453          266,912          407,383
Units redeemed and transferred to
   other funding options.........        (574,929)        (815,553)      (1,890,524)      (2,550,707)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,487,870        2,872,791       12,016,499       13,640,111
                                   ===============  ===============  ===============  ===============

                                               UIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............       2,947,999       3,258,928
Units issued and transferred
   from other funding options......          91,224         138,111
Units redeemed and transferred to
   other funding options...........       (434,087)       (449,040)
                                     --------------  --------------
Units end of year..................       2,605,136       2,947,999
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO         NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  AB Global Thematic Growth     2016       402,397    0.95 - 0.99         395,223        --         1.65 - 1.90      (2.74) - (2.50)
     Subaccount                 2015       433,718    0.98 - 1.01         437,107        --         1.65 - 1.90          0.72 - 0.97
                                2014       842,863    0.97 - 1.00         831,818        --         1.65 - 1.90          2.83 - 3.09
                                2013       939,841    0.94 - 0.97         901,277      0.02         1.65 - 1.90        20.61 - 20.92
                                2012     1,104,786    0.78 - 0.80         878,354        --         1.65 - 1.90        11.10 - 11.38

  Alger Capital Appreciation    2016       790,345    2.43 - 3.19       2,393,354        --         1.55 - 2.65      (2.40) - (1.32)
     Subaccount                 2015       973,382    2.48 - 3.24       2,984,795        --         1.55 - 2.65          3.14 - 4.28
                                2014     1,145,362    2.40 - 3.10       3,369,272        --         1.55 - 2.65        10.48 - 11.70
                                2013     1,275,479    2.17 - 2.78       3,363,995      0.10         1.55 - 2.65        31.27 - 32.72
                                2012     1,645,523    1.66 - 2.09       3,300,965      0.46         1.55 - 2.65        14.79 - 16.07

  American Funds Bond           2016     2,795,414    1.64 - 1.81       4,872,464      1.59         1.40 - 1.90          1.01 - 1.51
     Subaccount                 2015     2,919,559    1.62 - 1.78       5,024,441      1.54         1.40 - 1.90      (1.61) - (1.12)
                                2014     3,888,953    1.65 - 1.80       6,766,160      1.81         1.40 - 1.90          3.30 - 3.81
                                2013     4,603,974    1.59 - 1.73       7,716,511      1.60         1.40 - 1.90      (4.00) - (3.52)
                                2012     6,125,338    1.66 - 1.80      10,642,898      2.46         1.40 - 1.90          3.38 - 3.90

  American Funds Global         2016    37,013,497    1.96 - 3.07      94,479,486      0.88         0.30 - 2.60        (1.96) - 0.32
     Growth Subaccount          2015    43,593,647    1.98 - 3.10     112,218,439      0.97         0.30 - 2.60          4.19 - 6.62
                                2014    50,715,493    1.89 - 2.95     124,133,870      1.10         0.30 - 2.60        (0.31) - 2.01
                                2013    61,715,610    1.88 - 2.93     150,574,183      1.20         0.30 - 2.60        25.86 - 28.79
                                2012    74,340,049    1.48 - 2.31     143,143,628      0.84         0.30 - 2.60        19.40 - 22.19

  American Funds Global Small   2016       495,691    3.34 - 3.66       1,744,804      0.23         1.40 - 1.90          0.18 - 0.68
     Capitalization Subaccount  2015       620,815    3.33 - 3.64       2,173,442        --         1.40 - 1.90      (1.62) - (1.13)
                                2014       785,948    3.39 - 3.68       2,794,308      0.11         1.40 - 1.90          0.20 - 0.70
                                2013     1,010,185    3.38 - 3.65       3,564,842      0.86         1.40 - 1.90        25.87 - 26.50
                                2012     1,174,553    2.68 - 2.89       3,283,267      1.34         1.40 - 1.90        15.94 - 16.53

  American Funds Growth         2016    89,755,181    1.81 - 3.03     227,525,831      0.75         0.30 - 2.70          6.57 - 9.16
     Subaccount                 2015   103,574,782    1.70 - 2.82     244,016,695      0.57         0.30 - 2.70          4.01 - 6.54
                                2014   122,112,054    1.63 - 2.68     273,472,215      0.73         0.30 - 2.70          5.62 - 8.18
                                2013   154,846,650    1.55 - 2.51     325,074,327      0.90         0.30 - 2.70        26.64 - 29.71
                                2012   187,729,621    1.22 - 1.96     309,138,975      0.76         0.30 - 2.70        14.74 - 17.54

  American Funds                2016    83,026,144    1.71 - 2.62     193,185,203      1.42         0.30 - 2.75         8.50 - 11.19
     Growth-Income Subaccount   2015    96,683,093    1.58 - 2.39     205,249,115      1.24         0.30 - 2.75        (1.30) - 1.15
                                2014   114,152,086    1.60 - 2.40     242,579,693      1.21         0.30 - 2.75         7.63 - 10.30
                                2013   142,763,134    1.49 - 2.21     279,010,804      1.29         0.30 - 2.75        29.88 - 33.10
                                2012   174,788,776    1.14 - 1.68     261,008,029      1.53         0.30 - 2.75        14.28 - 17.13

  Delaware VIP Small Cap        2016     2,764,340    3.25 - 5.85      11,287,261      0.98         0.30 - 1.30        29.71 - 31.01
     Value Subaccount           2015     2,998,177    2.48 - 4.48       9,400,488      0.73         0.30 - 1.30      (7.43) - (6.50)
                                2014     3,517,796    2.65 - 4.81      11,900,887      0.57         0.30 - 1.30          4.50 - 5.55
                                2013     4,830,286    2.51 - 4.57      15,302,896      0.72         0.30 - 1.30        31.78 - 33.11
                                2012     5,246,939    1.89 - 3.44      12,614,903      0.59         0.30 - 1.30        12.43 - 13.56

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          -------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                          ------------  -------------  --------------
  Deutsche II Government &          2016     1,896,941    1.09 - 1.26       2,265,390
     Agency Securities Subaccount   2015     2,061,094    1.11 - 1.27       2,487,768
                                    2014     2,276,924    1.14 - 1.30       2,817,918
                                    2013     2,830,693    1.12 - 1.26       3,417,259
                                    2012     4,017,203    1.19 - 1.32       5,114,710

  Deutsche II Small Mid Cap         2016     1,431,523    2.14 - 3.24       4,233,440
     Value Subaccount               2015     1,750,951    1.65 - 2.82       4,507,291
                                    2014     2,326,077    1.73 - 2.93       6,302,015
                                    2013     3,103,273    1.69 - 2.83       8,094,382
                                    2012     3,970,007    1.28 - 2.14       7,824,888

  Dreyfus Socially                  2016       252,898    1.66 - 2.14         503,431
     Responsible Growth Subaccount  2015       253,443    1.55 - 1.98         467,910
                                    2014       380,167    1.65 - 2.08         754,943
                                    2013       398,114    1.50 - 1.87         710,335
                                    2012       429,359    1.15 - 1.41         581,605

  Fidelity VIP Contrafund           2016    73,454,530    1.80 - 3.00     200,953,161
     Subaccount                     2015    82,770,515    1.71 - 2.82     213,090,938
                                    2014    92,864,202    1.74 - 2.85     240,965,803
                                    2013   108,680,474    1.60 - 2.59     255,326,876
                                    2012   123,668,052    1.25 - 2.01     224,167,053

  Fidelity VIP Dynamic              2016       826,298    1.66 - 2.94       1,801,247
     Capital Appreciation           2015       934,036    1.64 - 2.87       2,014,900
     Subaccount                     2014     1,011,331    1.64 - 2.85       2,212,496
                                    2013     1,197,666    1.51 - 2.59       2,445,391
                                    2012     1,416,012    1.11 - 1.88       2,129,562

  Fidelity VIP Equity-Income        2016    47,642,339    1.81 - 5.12     233,851,528
     Subaccount                     2015    52,549,940    1.57 - 4.40     220,784,877
                                    2014    58,365,899    1.67 - 4.64     257,632,017
                                    2013    63,687,670    1.56 - 4.32     261,131,881
                                    2012    69,667,292    1.22 - 3.41     224,230,879

  Fidelity VIP Freedom 2020         2016       242,680    1.68 - 1.85         425,855
     Subaccount                     2015        42,288    1.61 - 1.65          69,713
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016       181,641    1.77 - 1.89         335,281
     Subaccount                     2015       104,718    1.69 - 1.75         182,283
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016       298,697    1.76 - 1.94         561,340
     Subaccount                     2015       240,061    1.67 - 1.83         429,195
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016        26,379    2.33 - 2.49          62,152
     Subaccount                     2015         4,565    2.21 - 2.25          10,128
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016        19,737    2.38 - 2.54          47,803
     Subaccount                     2015         2,194    2.26 - 2.30           4,997
     (Commenced 5/1/2015)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Deutsche II Government &          2016      2.75         1.55 - 2.65      (1.85) - (0.76)
     Agency Securities Subaccount   2015      2.44         1.55 - 2.65      (2.97) - (1.90)
                                    2014      2.00         1.55 - 2.65          2.21 - 3.34
                                    2013      2.71         1.55 - 2.65      (5.78) - (4.74)
                                    2012      3.52         1.55 - 2.65        (0.21) - 0.90

  Deutsche II Small Mid Cap         2016      0.24         1.55 - 2.65        13.42 - 14.68
     Value Subaccount               2015        --         1.55 - 2.65      (4.77) - (3.72)
                                    2014      0.46         1.55 - 2.65          2.34 - 3.48
                                    2013      0.83         1.55 - 2.65        31.18 - 32.63
                                    2012      0.81         1.55 - 2.65        10.40 - 11.63

  Dreyfus Socially                  2016      1.02         1.55 - 2.65          7.20 - 8.38
     Responsible Growth Subaccount  2015      0.83         1.55 - 2.65      (5.94) - (4.90)
                                    2014      0.84         1.55 - 2.65        10.17 - 11.39
                                    2013      1.03         1.55 - 2.65        30.49 - 31.94
                                    2012      0.63         1.55 - 2.65          8.76 - 9.97

  Fidelity VIP Contrafund           2016      0.62         0.30 - 2.65          4.91 - 7.41
     Subaccount                     2015      0.79         0.30 - 2.65        (2.21) - 0.11
                                    2014      0.72         0.30 - 2.65         8.73 - 11.32
                                    2013      0.84         0.30 - 2.65        27.53 - 30.56
                                    2012      1.10         0.30 - 2.65        13.09 - 15.79

  Fidelity VIP Dynamic              2016      0.69         0.30 - 2.50          0.12 - 2.35
     Capital Appreciation           2015      0.55         0.30 - 2.50        (1.47) - 0.72
     Subaccount                     2014      0.20         0.30 - 2.50         7.93 - 10.33
                                    2013      0.12         0.30 - 2.50        34.84 - 37.84
                                    2012      0.53         0.30 - 2.50        19.22 - 21.88

  Fidelity VIP Equity-Income        2016      2.27         0.30 - 1.90        15.49 - 17.66
     Subaccount                     2015      3.07         0.30 - 1.90      (6.04) - (4.25)
                                    2014      2.77         0.30 - 1.90          6.44 - 8.39
                                    2013      2.47         0.30 - 1.90        25.42 - 27.76
                                    2012      3.06         0.30 - 1.90        14.84 - 16.95

  Fidelity VIP Freedom 2020         2016      1.67         0.30 - 1.15          4.59 - 5.49
     Subaccount                     2015      2.21         0.90 - 1.15      (4.96) - (4.81)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016      1.67         0.60 - 1.15          4.77 - 5.35
     Subaccount                     2015      4.15         0.80 - 1.15      (5.34) - (5.12)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016      1.34         0.30 - 1.15          5.16 - 6.06
     Subaccount                     2015      9.73         0.30 - 1.15      (5.97) - (5.43)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016      1.60         0.30 - 1.15          5.31 - 6.21
     Subaccount                     2015      3.45         0.90 - 1.15      (6.19) - (6.04)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016      3.14         0.30 - 1.15          5.34 - 6.24
     Subaccount                     2015      3.42         0.90 - 1.15      (6.24) - (6.09)
     (Commenced 5/1/2015)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                          UNITS      HIGHEST ($)     ASSETS ($)
                                      ------------  -------------  --------------
  Fidelity VIP FundsManager     2016    46,892,598  12.50 - 14.26     593,192,621
     60% Subaccount             2015    43,562,575  12.19 - 13.70     537,008,428
     (Commenced 11/17/2014)     2014     3,719,213          12.62      46,949,186

  Fidelity VIP High Income      2016     5,826,650    1.90 - 3.36      19,469,815
     Subaccount                 2015     6,309,633    1.68 - 2.97      18,631,012
                                2014     7,082,915    1.77 - 3.12      21,901,589
                                2013     7,872,590    1.77 - 3.12      24,369,719
                                2012     8,865,709    1.69 - 2.98      26,193,581

  Fidelity VIP Mid Cap          2016    70,833,034    1.97 - 3.94     245,490,758
     Subaccount                 2015    78,497,047    1.80 - 3.55     246,200,236
                                2014    88,269,188    1.87 - 3.67     284,320,518
                                2013   101,839,154    1.80 - 3.51     312,221,233
                                2012   114,724,500    1.36 - 2.62     262,317,915

  FTVIPT Franklin Income VIP    2016     9,501,555    1.49 - 6.39      19,714,285
     Subaccount                 2015    11,175,992    1.34 - 5.68      21,261,003
                                2014    13,052,798    1.47 - 6.20      28,076,571
                                2013    17,033,712    1.45 - 6.01      36,879,662
                                2012    20,017,657    1.30 - 5.35      38,617,121

  FTVIPT Franklin Mutual        2016     7,345,721    1.91 - 2.18      14,806,916
     Shares VIP Subaccount      2015     9,109,098    1.68 - 1.91      16,047,671
                                2014    11,130,280    1.80 - 2.04      20,922,139
                                2013    14,194,716    1.71 - 1.93      25,274,641
                                2012    18,783,084    1.36 - 1.52      26,504,729

  FTVIPT Franklin Rising        2016     6,189,662    1.53 - 2.51      14,124,147
     Dividends VIP Subaccount   2015     7,513,466    1.56 - 2.20      15,073,297
                                2014     9,499,985    1.45 - 2.32      20,296,254
                                2013    12,034,304    1.59 - 2.16      24,118,817
                                2012    12,855,504    1.26 - 1.69      20,237,493

  FTVIPT Franklin Small-Mid     2016    11,640,861    1.42 - 2.61      23,462,681
     Cap Growth VIP Subaccount  2015    13,151,027    1.38 - 2.56      26,005,031
                                2014    15,338,031    1.45 - 2.67      31,983,347
                                2013    18,344,786    1.37 - 2.53      36,768,267
                                2012    21,757,192    1.01 - 1.87      32,196,686

  FTVIPT Templeton Developing   2016     8,328,861    1.48 - 2.48      14,638,051
     Markets VIP Subaccount     2015     9,114,020    1.28 - 2.14      13,806,146
                                2014    10,086,656    1.62 - 2.70      19,231,372
                                2013    11,016,768    1.80 - 2.99      23,212,625
                                2012    12,276,465    1.85 - 3.06      26,436,064

  FTVIPT Templeton Foreign      2016    33,932,017    1.14 - 2.12      55,454,715
     VIP Subaccount             2015    37,823,632    1.09 - 2.01      58,736,117
                                2014    42,645,501    1.20 - 2.19      72,158,890
                                2013    49,602,475    1.39 - 2.50      96,258,675
                                2012    59,299,810    1.16 - 2.07      95,361,211

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP FundsManager     2016      1.27         0.70 - 2.10           2.61 - 4.06
     60% Subaccount             2015      1.75         0.70 - 2.10       (1.68) - (0.29)
     (Commenced 11/17/2014)     2014      2.66                1.85                  0.55

  Fidelity VIP High Income      2016      5.27         0.95 - 1.30         13.13 - 13.52
     Subaccount                 2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                2014      5.49         0.95 - 1.30         (0.15) - 0.20
                                2013      5.60         0.95 - 1.30           4.58 - 4.95
                                2012      5.59         0.60 - 1.30         12.75 - 13.54

  Fidelity VIP Mid Cap          2016      0.31         0.30 - 2.65          9.00 - 11.59
     Subaccount                 2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                2014      0.02         0.30 - 2.65           3.26 - 5.71
                                2013      0.27         0.30 - 2.65         32.32 - 35.46
                                2012      0.37         0.30 - 2.65         11.55 - 14.22

  FTVIPT Franklin Income VIP    2016      4.99         1.30 - 2.55         11.15 - 12.55
     Subaccount                 2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                2014      5.23         1.30 - 2.60           1.93 - 3.26
                                2013      6.44         1.30 - 2.60         11.02 - 12.47
                                2012      6.43         1.30 - 2.60          9.75 - 11.19

  FTVIPT Franklin Mutual        2016      1.95         1.40 - 1.90         13.87 - 14.44
     Shares VIP Subaccount      2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                2014      1.94         1.40 - 1.90           5.11 - 5.63
                                2013      2.04         1.40 - 1.90         25.85 - 26.48
                                2012      1.96         1.40 - 1.90         12.08 - 12.65

  FTVIPT Franklin Rising        2016      1.41         1.50 - 3.05         12.56 - 14.31
     Dividends VIP Subaccount   2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                2014      1.34         1.50 - 3.05           5.46 - 7.10
                                2013      1.56         1.50 - 2.65         26.30 - 27.76
                                2012      1.62         1.50 - 2.65          9.02 - 10.29

  FTVIPT Franklin Small-Mid     2016        --         1.25 - 2.75           1.34 - 2.88
     Cap Growth VIP Subaccount  2015        --         1.25 - 2.75       (5.30) - (3.87)
                                2014        --         1.25 - 2.75           4.56 - 6.14
                                2013        --         1.25 - 2.75         34.41 - 36.44
                                2012        --         1.25 - 2.75           7.83 - 9.47

  FTVIPT Templeton Developing   2016      0.83         0.30 - 1.80         15.35 - 17.09
     Markets VIP Subaccount     2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                2014      1.48         0.30 - 1.80      (10.03) - (8.67)
                                2013      1.98         0.30 - 1.80       (2.69) - (1.22)
                                2012      1.40         0.30 - 1.80         11.13 - 12.82

  FTVIPT Templeton Foreign      2016      1.96         0.30 - 2.70           4.32 - 6.85
     VIP Subaccount             2015      3.24         0.30 - 2.70       (8.99) - (6.77)
                                2014      1.87         0.30 - 2.70     (13.50) - (11.40)
                                2013      2.37         0.30 - 2.70         19.70 - 22.60
                                2012      3.01         0.30 - 2.70         15.07 - 17.88

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                         UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  Invesco V.I. Comstock        2016     3,342,163    1.13 - 2.39       5,383,720      1.58         1.40 - 2.60         14.29 - 15.67
     Subaccount                2015     3,897,706    0.98 - 2.07       5,511,939      1.92         1.40 - 2.60       (8.40) - (7.29)
                               2014     4,455,900    1.06 - 2.24       6,878,913      1.26         1.40 - 2.60           6.58 - 7.87
                               2013     5,818,437    0.98 - 2.07       8,281,585      1.58         1.40 - 2.60         32.49 - 34.08
                               2012     7,161,636    0.73 - 1.55       7,826,903      1.69         1.40 - 2.60         16.16 - 17.57

  Invesco V.I. Diversified     2016       662,469    1.64 - 2.06       1,252,863      1.19         1.60 - 2.50         11.71 - 12.72
     Dividend Subaccount       2015       764,684    1.46 - 1.83       1,284,340      1.43         1.60 - 2.50         (0.70) - 0.20
                               2014       832,783    1.47 - 1.82       1,404,784      1.51         1.60 - 2.50          9.76 - 10.75
                               2013       983,199    1.33 - 1.64       1,508,707      1.98         1.60 - 2.50         27.54 - 28.69
                               2012     1,166,210    1.04 - 1.28       1,404,646      1.77         1.60 - 2.50         15.43 - 16.48

  Invesco V.I. Equity and      2016    21,314,043    2.25 - 2.41      49,784,834      1.62         1.40 - 1.90         12.67 - 13.24
     Income Subaccount         2015    25,216,381    2.00 - 2.13      52,124,645      2.21         1.40 - 1.90       (4.42) - (3.94)
                               2014    30,474,326    2.09 - 2.22      65,679,718      1.51         1.40 - 1.90           6.72 - 7.25
                               2013    38,518,228    1.96 - 2.07      77,591,291      1.45         1.40 - 1.90         22.54 - 23.15
                               2012    49,170,292    1.60 - 1.68      80,615,587      1.68         1.40 - 1.90         10.26 - 10.82

  Invesco V.I. Government      2016     6,167,486    1.01 - 1.56       7,417,830      1.73         1.40 - 2.50       (1.49) - (0.18)
     Securities Subaccount     2015     7,219,285    1.02 - 1.57       8,782,732      1.94         1.40 - 2.60       (2.51) - (1.05)
                               2014     8,543,666    1.05 - 1.58      10,593,179      2.85         1.40 - 2.60           1.22 - 2.69
                               2013    10,276,593    1.03 - 1.54      12,461,122      3.16         1.40 - 2.60       (5.35) - (3.98)
                               2012    13,042,147    1.09 - 1.60      16,856,929      2.85         1.40 - 2.60         (0.42) - 1.04

  Invesco V.I. Managed         2016       479,925    2.22 - 2.75       1,233,406      1.83         1.55 - 2.65           7.72 - 8.91
     Volatility Subaccount     2015       572,546    1.69 - 2.53       1,350,241      1.36         1.55 - 2.65       (4.71) - (3.66)
                               2014       663,209    1.78 - 2.62       1,632,992      2.80         1.55 - 2.65         17.42 - 18.71
                               2013       918,646    1.51 - 2.21       1,919,717      3.02         1.55 - 2.65           7.86 - 9.05
                               2012     1,026,009    1.40 - 2.03       1,966,140      3.17         1.55 - 2.65           0.88 - 2.00

  Invesco V.I. S&P 500 Index   2016       960,831    1.70 - 2.19       1,905,676      1.46         1.55 - 2.60           8.34 - 9.49
     Subaccount                2015     1,204,868    1.57 - 2.00       2,194,793      1.50         1.55 - 2.60       (1.81) - (0.77)
                               2014     1,281,929    1.59 - 2.02       2,376,295      1.57         1.55 - 2.60         10.06 - 11.22
                               2013     1,651,321    1.44 - 1.82       2,775,395      1.79         1.55 - 2.60         28.18 - 29.53
                               2012     2,132,423    1.12 - 1.40       2,789,479      1.71         1.55 - 2.60         12.54 - 13.73

  Janus Aspen Enterprise       2016     7,167,800    1.10 - 3.92      12,288,719      0.02         0.30 - 2.60          9.23 - 11.77
     Subaccount                2015     7,987,829    1.00 - 3.56      12,285,705      0.51         0.30 - 2.60           1.10 - 3.46
                               2014     9,230,937    0.98 - 3.49      13,633,114      0.03         0.30 - 2.60          9.36 - 11.91
                               2013    10,596,566    0.89 - 3.17      14,258,782      0.36         0.30 - 2.60         28.65 - 31.64
                               2012    13,439,690    0.69 - 2.44      13,564,824        --         0.30 - 2.60         13.97 - 16.64

  Janus Aspen Global Research  2016       442,005    1.11 - 1.80         675,764      0.93         0.30 - 1.30           0.50 - 1.51
     Subaccount                2015       539,820    1.10 - 1.77         803,814      0.53         0.30 - 1.30       (3.79) - (2.82)
                               2014       634,971    1.15 - 1.83         964,819      0.94         0.30 - 1.30           5.80 - 6.86
                               2013       798,297    1.08 - 1.71       1,151,374      1.09         0.30 - 1.30         26.42 - 27.69
                               2012       821,059    0.86 - 1.34         920,807      0.79         0.30 - 1.30         18.30 - 19.50

  Janus Aspen Overseas         2016    21,264,741    0.92 - 2.16      28,762,285      4.68         1.25 - 2.50       (9.01) - (7.87)
     Subaccount                2015    23,066,962    1.00 - 2.37      33,941,265      0.51         1.25 - 2.50      (11.06) - (9.94)
                               2014    25,235,388    1.12 - 2.66      41,260,094      2.99         1.25 - 2.50     (14.27) - (13.19)
                               2013    28,081,395    1.30 - 3.09      53,057,257      3.06         1.25 - 2.50         11.46 - 12.86
                               2012    32,661,250    1.16 - 2.77      54,579,707      0.61         1.25 - 2.50         10.37 - 11.77

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                         -----------  -------------  --------------
  LMPVET ClearBridge Variable      2016  149,943,278    1.85 - 3.12     328,523,979
     Aggressive Growth Subaccount  2015  167,403,724    1.86 - 3.14     368,227,608
                                   2014  192,876,953    1.92 - 3.26     439,598,703
                                   2013  230,124,058    1.62 - 2.75     443,416,713
                                   2012  276,489,134    1.11 - 1.86     366,326,724

  LMPVET ClearBridge Variable      2016  108,364,235    1.84 - 2.91     245,202,993
     Appreciation Subaccount       2015  123,885,127    1.72 - 2.69     259,099,416
                                   2014  144,399,729    1.74 - 2.69     301,511,929
                                   2013  171,514,828    1.61 - 2.45     327,510,422
                                   2012  209,159,554    0.79 - 1.91     312,282,413

  LMPVET ClearBridge Variable      2016   47,652,023    1.46 - 2.55      90,118,532
     Dividend Strategy Subaccount  2015   54,421,552    1.31 - 2.23      91,048,394
                                   2014   63,992,104    1.01 - 2.37     114,208,205
                                   2013   78,389,764    1.28 - 2.13     125,813,040
                                   2012   94,929,719    1.04 - 1.74     123,812,547

  LMPVET ClearBridge Variable      2016   38,109,335    1.84 - 3.52      89,099,797
     Large Cap Growth Subaccount   2015   42,889,895    1.74 - 3.30      94,894,567
                                   2014   49,849,619    1.61 - 3.02     101,931,592
                                   2013   59,527,149    1.44 - 2.67     108,269,810
                                   2012   72,914,920    1.07 - 1.95      98,033,854

  LMPVET ClearBridge Variable      2016   51,880,204    1.77 - 3.42     114,104,961
     Large Cap Value Subaccount    2015   57,721,574    1.60 - 3.05     114,052,269
                                   2014   66,183,724    1.59 - 3.15     136,570,924
                                   2013   76,780,219    1.46 - 2.84     143,905,517
                                   2012   91,023,321    1.14 - 2.16     131,281,736

  LMPVET ClearBridge Variable      2016   12,172,388    2.14 - 3.12      32,071,788
     Mid Cap Subaccount            2015   13,634,362    2.01 - 2.90      33,367,358
                                   2014   15,892,449    2.02 - 2.87      38,689,450
                                   2013   18,761,175    1.92 - 2.69      42,887,469
                                   2012   22,961,433    1.41 - 1.99      38,808,174

  LMPVET ClearBridge Variable      2016   17,150,904    1.92 - 3.66      44,384,618
     Small Cap Growth Subaccount   2015   19,565,583    1.86 - 3.52      48,622,214
                                   2014   22,972,604    1.99 - 3.75      60,699,074
                                   2013   28,785,296    1.96 - 3.67      74,135,000
                                   2012   31,622,684    1.36 - 2.54      56,626,804

  LMPVET QS Variable               2016   23,074,759    1.70 - 2.39      44,206,329
     Conservative Growth           2015   26,949,264    1.62 - 2.25      48,860,860
     Subaccount                    2014   31,787,275    1.67 - 2.30      59,118,500
                                   2013   37,872,131    1.62 - 2.22      67,949,518
                                   2012   44,938,353    1.43 - 1.95      70,946,364

  LMPVET QS Variable Growth        2016   11,742,495    1.60 - 2.20      20,311,234
     Subaccount                    2015   13,074,765    1.51 - 2.05      21,126,287
                                   2014   14,489,682    1.57 - 2.12      24,272,556
                                   2013   16,420,256    1.53 - 2.05      26,611,146
                                   2012   19,365,531    1.23 - 1.64      25,137,447

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  LMPVET ClearBridge Variable      2016      0.62         0.30 - 2.60        (1.65) - 0.90
     Aggressive Growth Subaccount  2015      0.33         0.30 - 2.60      (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65        16.94 - 20.03
                                   2013      0.25         0.30 - 2.65        43.52 - 47.34
                                   2012      0.38         0.30 - 2.65        15.34 - 18.37

  LMPVET ClearBridge Variable      2016      1.27         0.30 - 2.70          6.85 - 9.44
     Appreciation Subaccount       2015      1.14         0.30 - 2.70        (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70         8.04 - 10.66
                                   2013      1.15         0.30 - 2.70        26.54 - 29.61
                                   2012      1.49         0.30 - 2.70         0.00 - 15.60

  LMPVET ClearBridge Variable      2016      1.42         0.30 - 2.75         9.76 - 66.26
     Dividend Strategy Subaccount  2015      1.61         0.30 - 2.75      (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75         8.44 - 13.27
                                   2013      1.50         0.30 - 2.70        22.34 - 25.56
                                   2012      2.70         0.30 - 2.70        11.02 - 13.86

  LMPVET ClearBridge Variable      2016      0.50         0.30 - 2.70          4.53 - 7.07
     Large Cap Growth Subaccount   2015      0.46         0.30 - 2.70          6.87 - 9.46
                                   2014      0.50         0.30 - 2.70        10.95 - 13.65
                                   2013      0.49         0.30 - 2.70        34.19 - 37.44
                                   2012      0.65         0.30 - 2.70        17.13 - 19.99

  LMPVET ClearBridge Variable      2016      1.51         0.30 - 2.60        10.10 - 12.66
     Large Cap Value Subaccount    2015      1.40         0.30 - 2.60      (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70         8.73 - 11.37
                                   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                   2012      2.19         0.30 - 2.70        13.39 - 16.15

  LMPVET ClearBridge Variable      2016      0.87         1.30 - 2.70          6.43 - 7.93
     Mid Cap Subaccount            2015      0.06         1.30 - 2.70        (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70          5.24 - 6.72
                                   2013      0.13         1.30 - 2.70        33.71 - 35.59
                                   2012      0.81         1.30 - 2.70        14.74 - 16.37

  LMPVET ClearBridge Variable      2016        --         0.30 - 2.60          3.09 - 5.49
     Small Cap Growth Subaccount   2015        --         0.30 - 2.60      (6.83) - (4.66)
                                   2014        --         0.30 - 2.60          1.41 - 3.77
                                   2013      0.05         0.30 - 2.60        43.28 - 46.61
                                   2012      0.33         0.30 - 2.60        16.35 - 19.07

  LMPVET QS Variable               2016      2.28         1.17 - 1.90          5.41 - 6.18
     Conservative Growth           2015      1.90         1.17 - 1.90      (3.05) - (2.33)
     Subaccount                    2014      2.36         1.17 - 1.90          2.93 - 3.69
                                   2013      1.96         1.17 - 1.90        13.16 - 13.99
                                   2012      2.54         1.17 - 1.90        10.96 - 11.77

  LMPVET QS Variable Growth        2016      1.41         1.17 - 1.90          6.46 - 7.24
     Subaccount                    2015      1.32         1.17 - 1.90      (4.07) - (3.37)
                                   2014      1.71         1.17 - 1.90          2.72 - 3.47
                                   2013      1.60         1.17 - 1.90        24.12 - 25.03
                                   2012      1.69         1.17 - 1.90        13.70 - 14.53

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  LMPVET QS Variable Moderate    2016    17,102,253    1.65 - 2.17      30,093,587
     Growth Subaccount           2015    18,733,090    1.56 - 2.04      30,991,123
                                 2014    21,841,591    1.62 - 2.10      37,227,976
                                 2013    25,062,174    1.57 - 2.02      41,240,143
                                 2012    29,657,743    1.31 - 1.68      40,633,478

  LMPVIT Western Asset Core      2016    28,322,927    1.65 - 3.02      60,157,955
     Plus Subaccount             2015    32,101,360    1.62 - 2.92      66,305,234
                                 2014    37,890,107    1.61 - 2.92      78,692,683
                                 2013    44,750,902    1.65 - 2.96      94,954,012
                                 2012    54,128,179    1.54 - 2.75     106,932,282

  LMPVIT Western Asset           2016     2,810,318    1.44 - 2.47       5,438,686
     Variable Global High Yield  2015     3,405,003    1.28 - 2.17       5,805,010
     Bond Subaccount             2014     4,116,947    1.40 - 2.34       7,593,996
                                 2013     4,982,108    1.45 - 2.40       9,465,032
                                 2012     5,919,632    1.40 - 2.29      10,968,395

  MIST American Funds            2016     3,745,363    1.37 - 1.50       5,393,633
     Balanced Allocation         2015     3,593,345    1.29 - 1.39       4,828,342
     Subaccount                  2014     3,198,147    1.32 - 1.41       4,360,096
                                 2013     2,980,777    1.26 - 1.33       3,871,348
                                 2012     2,190,157    1.07 - 1.13       2,431,852

  MIST American Funds Growth     2016     2,607,699    1.39 - 1.52       3,801,167
     Allocation Subaccount       2015     2,633,410    1.29 - 1.40       3,549,784
                                 2014     2,717,215    1.32 - 1.41       3,718,850
                                 2013     2,729,186    1.26 - 1.33       3,542,062
                                 2012     1,922,890    1.02 - 1.07       2,020,923

  MIST American Funds            2016     2,077,029    1.34 - 1.46       2,886,201
     Moderate Allocation         2015     2,284,599    1.27 - 1.37       2,991,070
     Subaccount                  2014     2,152,245    1.29 - 1.38       2,864,383
                                 2013     2,143,767    1.23 - 1.30       2,718,823
                                 2012     1,804,687    1.10 - 1.15       2,034,082

  MIST BlackRock High Yield      2016    26,278,741   1.47 - 10.55      82,544,588
     Subaccount                  2015    30,089,681    1.33 - 9.34      82,643,530
                                 2014    36,693,530    1.42 - 9.81     104,638,887
                                 2013    45,512,194    1.41 - 9.60     123,385,092
                                 2012    53,791,302    1.33 - 8.84     132,794,550

  MIST Clarion Global Real       2016    45,463,358    1.02 - 2.88      58,508,417
     Estate Subaccount           2015    50,678,041    1.04 - 2.90      65,557,139
                                 2014    58,479,092    1.08 - 2.98      77,846,976
                                 2013    60,592,799    0.98 - 2.67      69,115,555
                                 2012    68,080,621    0.97 - 2.62      76,052,564

  MIST ClearBridge Aggressive    2016    64,680,298   1.05 - 12.43     478,123,942
     Growth Subaccount           2015    74,168,853   1.05 - 12.22     526,677,455
                                 2014    83,295,458   1.12 - 12.86     614,674,474
                                 2013     5,674,029    0.97 - 1.49       5,944,351
                                 2012     4,186,645    0.68 - 2.10       3,075,258

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Moderate    2016      2.04         1.17 - 1.90          5.96 - 6.74
     Growth Subaccount           2015      1.66         1.17 - 1.90      (3.64) - (2.93)
                                 2014      1.84         1.17 - 1.90          2.93 - 3.69
                                 2013      1.51         1.17 - 1.90        19.53 - 20.40
                                 2012      2.31         1.17 - 1.90        12.43 - 13.26

  LMPVIT Western Asset Core      2016      2.15         0.30 - 2.60          1.86 - 4.23
     Plus Subaccount             2015      1.44         0.30 - 2.60        (1.40) - 0.89
                                 2014      6.77         0.30 - 2.60      (2.89) - (0.63)
                                 2013      6.79         0.30 - 2.60          6.41 - 8.88
                                 2012      7.85         0.30 - 2.60        14.84 - 17.52

  LMPVIT Western Asset           2016      5.97         1.40 - 2.60        12.64 - 14.00
     Variable Global High Yield  2015      5.63         1.40 - 2.60      (8.26) - (7.15)
     Bond Subaccount             2014      6.42         1.40 - 2.60      (3.69) - (2.53)
                                 2013      5.42         1.40 - 2.60          3.54 - 4.79
                                 2012      6.91         1.40 - 2.60        15.28 - 16.67

  MIST American Funds            2016      1.75         0.30 - 1.30          6.42 - 7.49
     Balanced Allocation         2015      1.31         0.30 - 1.30      (1.99) - (1.00)
     Subaccount                  2014      1.26         0.30 - 1.30          4.68 - 5.73
                                 2013      1.30         0.30 - 1.30        17.00 - 18.18
                                 2012      1.61         0.30 - 1.30        12.06 - 13.19

  MIST American Funds Growth     2016      1.28         0.30 - 1.30          7.55 - 8.63
     Allocation Subaccount       2015      1.33         0.30 - 1.30      (2.04) - (1.05)
                                 2014      1.03         0.30 - 1.30          5.01 - 6.07
                                 2013      0.97         0.30 - 1.30        23.49 - 24.73
                                 2012      1.18         0.30 - 1.30        14.65 - 15.81

  MIST American Funds            2016      1.88         0.30 - 1.30          5.63 - 6.69
     Moderate Allocation         2015      1.52         0.30 - 1.30      (2.01) - (1.02)
     Subaccount                  2014      1.48         0.30 - 1.30          4.72 - 5.78
                                 2013      1.68         0.30 - 1.30        12.05 - 13.18
                                 2012      1.88         0.30 - 1.30         9.40 - 10.51

  MIST BlackRock High Yield      2016      6.72         0.19 - 2.75        10.89 - 14.05
     Subaccount                  2015      7.95         0.19 - 2.75      (6.65) - (3.92)
                                 2014      6.24         0.19 - 2.75          0.49 - 3.21
                                 2013      6.90         0.19 - 2.75          6.37 - 9.56
                                 2012      7.22         0.19 - 2.75        13.37 - 16.57

  MIST Clarion Global Real       2016      2.30         0.30 - 2.65        (1.71) - 0.85
     Estate Subaccount           2015      4.00         0.30 - 2.65      (3.93) - (1.52)
                                 2014      1.65         0.30 - 2.65         5.92 - 13.33
                                 2013      7.21         0.30 - 2.65          0.89 - 3.45
                                 2012      2.30         0.30 - 2.65        22.74 - 25.92

  MIST ClearBridge Aggressive    2016      0.66         0.30 - 2.60          0.06 - 2.68
     Growth Subaccount           2015      0.42         0.30 - 2.60      (6.47) - (4.10)
                                 2014        --         0.30 - 2.60        11.76 - 18.64
                                 2013      0.21         0.30 - 2.60        42.03 - 45.33
                                 2012      0.02         0.00 - 2.60        15.58 - 18.64

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                      ------------  -------------  --------------
  MIST Harris Oakmark           2016    27,159,458    1.45 - 2.64      53,763,097
     International Subaccount   2015    31,636,054    1.36 - 2.48      58,322,409
                                2014    34,506,428    1.45 - 2.63      67,655,904
                                2013    39,139,950    1.56 - 2.84      83,400,611
                                2012    42,865,772    1.21 - 2.40      70,442,950

  MIST Invesco Comstock         2016    83,913,220    1.52 - 2.88     182,714,519
     Subaccount                 2015    97,875,599    1.33 - 2.47     184,751,261
                                2014   114,273,627    1.45 - 2.65     233,561,068
                                2013    84,372,068    1.36 - 2.43     159,177,699
                                2012   105,506,703    1.03 - 1.81     150,180,851

  MIST Invesco Mid Cap Value    2016    25,100,728    1.32 - 2.86      40,718,448
     Subaccount                 2015    27,773,801    1.17 - 2.52      39,601,373
                                2014    33,040,249    1.32 - 2.82      52,410,952
                                2013    41,645,975    1.24 - 2.61      61,479,507
                                2012    49,340,187    0.98 - 2.04      57,094,364

  MIST Invesco Small Cap        2016     5,001,924    1.94 - 3.50      12,959,914
     Growth Subaccount          2015     5,777,662    1.74 - 3.18      13,547,388
                                2014     5,841,705    1.81 - 3.29      14,198,348
                                2013     6,603,009    1.71 - 3.09      15,149,420
                                2012     6,837,358    1.25 - 2.24      11,541,386

  MIST JPMorgan Small Cap       2016     5,064,644    1.90 - 2.50      11,768,551
     Value Subaccount           2015     5,524,272    1.47 - 1.93       9,963,889
                                2014     6,763,553    1.60 - 2.11      13,340,006
                                2013     7,275,439    1.55 - 2.04      13,918,317
                                2012     8,174,785    1.18 - 1.88      11,901,829

  MIST Loomis Sayles Global     2016    17,610,274    2.48 - 7.26     125,927,258
     Markets Subaccount         2015    19,556,931    2.39 - 7.00     135,115,612
                                2014    21,660,824    2.39 - 6.99     149,334,905
                                2013    23,910,152    2.24 - 6.82     160,979,990
                                2012    26,809,216    1.94 - 5.88     155,638,699

  MIST Met/Aberdeen Emerging    2016    17,633,912    1.08 - 3.04      37,203,662
     Markets Equity Subaccount  2015    20,803,894    0.99 - 2.74      40,103,316
                                2014    23,705,249    1.18 - 3.19      53,420,816
                                2013    23,618,677    1.30 - 3.42      58,259,362
                                2012    27,471,452    1.41 - 3.61      72,730,901

  MIST Met/Eaton Vance          2016     2,433,483    1.08 - 1.14       2,754,483
     Floating Rate Subaccount   2015     3,452,793    1.01 - 1.06       3,637,330
                                2014     3,823,833    1.05 - 1.09       4,142,616
                                2013     4,616,505    1.07 - 1.10       5,050,875
                                2012     2,309,179    1.05 - 1.08       2,477,277

  MIST Met/Wellington Large     2016    20,534,091    1.41 - 2.56      36,808,971
     Cap Research Subaccount    2015    24,145,925    1.32 - 2.41      40,746,872
                                2014    28,125,928    1.29 - 2.34      46,264,418
                                2013    33,795,286    1.15 - 2.10      50,072,685
                                2012    38,383,679    0.87 - 1.59      42,749,505

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Harris Oakmark           2016      2.40         0.30 - 2.60           5.64 - 8.10
     International Subaccount   2015      3.22         0.30 - 2.60       (6.77) - (4.60)
                                2014      2.63         0.30 - 2.70       (8.04) - (5.81)
                                2013      2.71         0.30 - 2.70         27.32 - 30.41
                                2012      1.85         0.00 - 2.70         26.01 - 29.47

  MIST Invesco Comstock         2016      2.55         0.30 - 2.75         14.12 - 16.95
     Subaccount                 2015      2.89         0.30 - 2.75       (8.52) - (6.25)
                                2014      0.67         0.30 - 2.75           6.01 - 8.98
                                2013      1.13         0.30 - 2.75         31.72 - 34.99
                                2012      1.34         0.30 - 2.75         15.29 - 18.16

  MIST Invesco Mid Cap Value    2016      0.68         0.30 - 2.65         12.48 - 15.16
     Subaccount                 2015      0.52         0.30 - 2.70      (11.41) - (9.25)
                                2014      0.55         0.30 - 2.70           6.72 - 9.31
                                2013      0.78         0.30 - 2.70         26.84 - 29.91
                                2012      0.35         0.30 - 2.70          1.60 - 14.35

  MIST Invesco Small Cap        2016        --         0.30 - 2.60          8.57 - 11.39
     Growth Subaccount          2015      0.12         0.30 - 2.60       (4.23) - (1.72)
                                2014        --         0.30 - 2.60           5.14 - 7.86
                                2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15

  MIST JPMorgan Small Cap       2016      1.85         0.30 - 2.60         27.50 - 30.46
     Value Subaccount           2015      1.39         0.30 - 2.60       (9.63) - (7.53)
                                2014      1.09         0.30 - 2.60           1.97 - 4.34
                                2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66

  MIST Loomis Sayles Global     2016      1.93         0.60 - 1.30           3.67 - 4.40
     Markets Subaccount         2015      1.82         0.60 - 1.30           0.16 - 0.86
                                2014      2.32         0.60 - 1.30           2.41 - 3.13
                                2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53

  MIST Met/Aberdeen Emerging    2016      1.05         0.30 - 2.75          8.48 - 11.50
     Markets Equity Subaccount  2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                2014      0.84         0.30 - 2.75       (9.06) - (4.90)
                                2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74

  MIST Met/Eaton Vance          2016      4.39         1.70 - 2.60           6.46 - 7.43
     Floating Rate Subaccount   2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                2014      3.52         1.70 - 2.60       (1.85) - (0.96)
                                2013      4.00         1.70 - 2.60           1.17 - 2.09
                                2012      2.13         1.70 - 2.60           4.56 - 5.51

  MIST Met/Wellington Large     2016      2.28         0.30 - 2.75           5.36 - 7.97
     Cap Research Subaccount    2015      0.79         0.30 - 2.75           1.62 - 4.14
                                2014      0.82         0.30 - 2.75         10.54 - 13.28
                                2013      1.29         0.30 - 2.75         30.53 - 33.77
                                2012      1.09         0.30 - 2.75         10.41 - 13.16

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST MetLife Asset            2016    39,362,500    1.23 - 2.26      58,009,540      2.25         0.30 - 2.45          6.34 - 8.65
     Allocation 100 Subaccount  2015    43,198,777    1.16 - 2.13      59,108,391      1.28         0.30 - 2.45      (4.38) - (2.30)
                                2014    45,212,729    1.02 - 2.22      63,831,385      0.72         0.30 - 2.50          0.61 - 4.25
                                2013    49,145,768    1.17 - 2.17      66,836,972      0.75         0.30 - 2.55        26.25 - 29.12
                                2012    51,476,410    0.93 - 1.72      54,584,808      0.64         0.30 - 2.55        13.79 - 16.39

  MIST MetLife Multi-Index      2016         9,395  12.32 - 12.61         117,266      1.09         0.60 - 1.15          3.17 - 3.74
     Targeted Risk Subaccount   2015         2,641  11.94 - 12.15          31,905      1.72         0.60 - 1.15      (2.34) - (1.80)
     (Commenced 4/29/2013 and   2014         1,008  12.23 - 12.38          12,424        --         0.60 - 1.15          8.01 - 8.61
     began transactions in 2014)

  MIST MetLife Small Cap        2016    47,810,812    1.44 - 4.07     112,211,997      1.07         0.30 - 2.70        27.76 - 30.86
     Value Subaccount           2015    54,080,595    1.13 - 3.15      97,811,772      0.11         0.30 - 2.70      (7.93) - (5.69)
                                2014    63,208,688    1.23 - 3.38     120,747,347      0.05         0.30 - 2.70        (0.99) - 1.41
                                2013    74,099,811    1.24 - 3.37     139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
                                2012    87,597,110    0.96 - 2.58     124,998,359        --         0.30 - 2.70        14.83 - 17.63

  MIST MFS Research             2016    36,740,233    1.09 - 1.99      53,978,694      2.00         0.30 - 2.65      (3.47) - (1.17)
     International Subaccount   2015    41,917,165    1.12 - 2.04      63,005,452      2.74         0.30 - 2.65      (4.34) - (2.07)
                                2014    46,101,233    1.17 - 2.11      72,277,215      2.28         0.30 - 2.65      (9.38) - (7.23)
                                2013    53,996,698    1.29 - 2.31      92,815,172      2.61         0.30 - 2.65        16.14 - 18.90
                                2012    64,389,120    1.11 - 1.98      94,306,211      1.94         0.30 - 2.65        13.64 - 16.36

  MIST Morgan Stanley Mid Cap   2016     4,381,117    1.08 - 2.99       7,516,054        --         0.30 - 2.60     (10.81) - (8.73)
     Growth Subaccount          2015     5,073,086    1.21 - 3.32       9,645,446        --         0.30 - 2.60      (7.46) - (5.31)
                                2014     5,743,592    1.29 - 3.55      11,736,546      0.04         0.30 - 2.60        (1.58) - 0.71
                                2013     6,809,955    1.30 - 3.58      14,243,583      0.75         0.30 - 2.60        35.46 - 38.61
                                2012     8,161,498    0.95 - 2.62      12,071,251        --         0.30 - 2.60          6.46 - 8.95

  MIST Oppenheimer Global       2016   199,205,510    1.13 - 2.45     285,997,810      1.11         0.30 - 2.70      (2.44) - (0.07)
     Equity Subaccount          2015   223,372,532    1.16 - 2.48     323,609,477      1.11         0.30 - 2.70          1.17 - 3.62
                                2014   249,440,312    1.15 - 2.50     351,667,634      0.97         0.30 - 2.70        (0.58) - 1.84
                                2013   284,367,464    1.15 - 2.49     395,783,735      1.84         0.30 - 2.70        14.60 - 26.73
                                2012   280,274,259    1.01 - 1.99     316,647,038      1.59         0.30 - 2.70        17.93 - 20.81

  MIST PIMCO Inflation          2016    35,307,807    1.14 - 1.52      48,063,859        --         0.30 - 2.75          2.29 - 4.85
     Protected Bond Subaccount  2015    39,426,607    1.11 - 1.47      51,884,514      5.06         0.30 - 2.75      (5.60) - (3.20)
                                2014    47,696,077    1.18 - 1.53      65,747,511      1.82         0.30 - 2.75          0.25 - 2.87
                                2013    56,428,155    1.18 - 1.50      76,820,088      2.53         0.30 - 2.75     (11.60) - (9.25)
                                2012    76,954,212    1.33 - 1.67     117,364,047      3.19         0.00 - 2.75          6.32 - 9.33

  MIST PIMCO Total Return       2016   108,989,879    1.28 - 2.11     175,865,002      2.58         0.30 - 2.75        (0.17) - 2.30
     Subaccount                 2015   125,500,853    1.28 - 2.07     200,669,344      5.27         0.30 - 2.75      (2.71) - (0.29)
                                2014   150,568,606    1.32 - 2.09     243,988,067      2.38         0.30 - 2.75          1.37 - 3.88
                                2013   187,162,730    1.30 - 2.01     296,027,272      4.35         0.30 - 2.75      (4.58) - (2.21)
                                2012   230,205,457    1.36 - 2.07     377,907,353      3.16         0.30 - 2.75          6.29 - 8.94

  MIST Pyramis Managed Risk     2016         2,398  11.67 - 12.05          28,371      0.75         0.30 - 1.15          3.37 - 4.25
     Subaccount                 2015         1,566  11.29 - 11.56          17,857      0.75         0.30 - 1.15      (2.38) - (1.55)
     (Commenced 4/29/2013)      2014           992  11.62 - 11.74          11,539        --         0.30 - 0.90          7.67 - 8.32
                                2013           127          10.80           1,369      0.85                0.80                 5.68

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST SSGA Growth and Income   2016    69,381,250           1.51     104,433,234      2.34                1.25                 4.47
     ETF Subaccount             2015    75,897,851           1.44     109,354,013      2.30                1.25               (3.18)
                                2014    82,493,632           1.49     122,762,323      2.26                1.25                 4.50
                                2013    90,079,084           1.42     128,281,207      2.51                1.25                11.53
                                2012    96,610,845           1.28     123,361,227      2.37                1.25                11.44

  MIST SSGA Growth ETF          2016    91,144,360           1.49     136,076,571      2.15                1.25                 5.55
     Subaccount                 2015    98,530,509           1.41     139,366,676      2.01                1.25               (3.52)
                                2014   107,020,440           1.47     156,905,463      1.89                1.25                 4.07
                                2013   115,766,294           1.41     163,090,332      2.10                1.25                16.61
                                2012   123,165,362           1.21     148,804,069      1.94                1.25                13.60

  MIST T. Rowe Price Large      2016   188,277,959    1.36 - 9.48     366,994,258      2.85         0.30 - 2.75         0.00 - 15.71
     Cap Value Subaccount       2015   215,108,437    1.27 - 8.25     366,982,709      1.60         0.30 - 2.75      (6.15) - (3.77)
                                2014   246,029,179    1.35 - 7.43     443,370,558      0.47         0.30 - 2.75         8.25 - 12.94
                                2013    93,678,767    1.22 - 6.66     129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
                                2012   109,882,316    0.94 - 5.81     116,086,753      1.45         0.30 - 2.70        14.82 - 17.62

  MIST T. Rowe Price Mid Cap    2016       559,197    1.55 - 2.91       1,310,449        --         1.55 - 2.65          3.44 - 4.58
     Growth Subaccount          2015       890,955    1.50 - 2.78       1,870,191        --         1.55 - 2.65          3.88 - 5.03
                                2014     1,048,455    1.44 - 2.65       2,094,286        --         1.55 - 2.65         9.83 - 11.04
                                2013     1,441,274    1.31 - 2.39       2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
                                2012     2,028,845    0.99 - 1.77       2,812,261        --         1.55 - 2.65        10.69 - 11.93

  Morgan Stanley Multi Cap      2016       274,685    2.18 - 2.65         678,520        --         1.85 - 2.50      (6.03) - (5.41)
     Growth Subaccount          2015       302,631    2.31 - 2.80         790,647        --         1.85 - 2.50          5.66 - 6.35
                                2014       367,876    2.18 - 2.64         914,004        --         1.85 - 2.50          2.84 - 3.51
                                2013       499,433    2.11 - 2.66       1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
                                2012       634,940    1.41 - 1.80       1,052,964        --         1.60 - 2.50         9.31 - 10.31

  MSF Barclays Aggregate Bond   2016    25,927,617    1.37 - 2.58      62,459,481      2.77         0.30 - 1.30          1.03 - 2.04
     Index Subaccount           2015    28,582,132    1.36 - 2.55      68,017,985      2.91         0.30 - 1.30      (1.04) - (0.05)
                                2014    31,665,367    1.37 - 2.58      75,845,003      3.02         0.30 - 1.30          4.44 - 5.49
                                2013    35,381,978    1.31 - 2.47      80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
                                2012    40,275,965    1.36 - 2.56      95,180,911      3.74         0.30 - 1.30          2.55 - 3.59

  MSF BlackRock Bond Income     2016    89,821,850    1.08 - 2.25     132,434,541      3.12         0.30 - 2.75          0.18 - 2.81
     Subaccount                 2015   101,411,127    1.08 - 2.21     147,353,917      3.73         0.30 - 2.75        (2.28) - 0.29
                                2014   116,573,933    1.11 - 2.23     171,167,569      3.45         0.30 - 2.75          4.02 - 6.76
                                2013   133,280,506    1.06 - 2.11     185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
                                2012   159,459,776    1.10 - 2.15     227,477,835      2.66         0.30 - 2.75          4.46 - 7.22

  MSF BlackRock Capital         2016    90,233,992    1.04 - 5.06     162,582,117        --         0.30 - 2.65      (2.62) - (0.21)
     Appreciation Subaccount    2015   102,258,198    1.06 - 5.12     186,416,345        --         0.30 - 2.65          3.38 - 5.96
                                2014   116,660,042    1.01 - 4.88     201,471,712      0.06         0.30 - 2.65          5.95 - 8.57
                                2013   137,072,166    0.94 - 4.54     218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
                                2012   165,758,971    0.71 - 3.42     197,078,248      0.31         0.30 - 2.65        11.23 - 14.03

  MSF BlackRock Large Cap       2016     5,533,043    1.34 - 2.22      10,606,904      1.42         0.30 - 2.65        15.01 - 17.74
     Value Subaccount           2015     6,317,929    1.16 - 1.89      10,329,127      1.55         0.30 - 2.65      (8.63) - (6.46)
                                2014     7,271,879    1.27 - 2.02      12,887,179      1.11         0.30 - 2.65          6.83 - 9.37
                                2013     9,446,977    1.19 - 1.84      15,413,317      1.21         0.30 - 2.65        28.30 - 31.35
                                2012    11,585,791    0.93 - 1.40      14,563,747      1.44         0.30 - 2.65        10.97 - 13.63

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  ------------  --------------
  MSF BlackRock Ultra-Short       2016   191,490,336   0.83 - 2.28     213,922,334
     Term Bond Subaccount         2015   207,458,223   0.85 - 2.31     234,598,971
                                  2014   228,692,218   0.87 - 2.34     260,029,222
                                  2013   272,484,145   0.89 - 2.37     306,076,669
                                  2012   305,952,973   0.92 - 2.41     338,263,961

  MSF Frontier Mid Cap Growth     2016    46,769,889   0.92 - 2.54      71,558,936
     Subaccount                   2015    53,062,687   0.89 - 2.46      78,853,375
                                  2014    59,828,713   0.88 - 2.44      88,449,747
                                  2013    69,033,438   0.81 - 2.23      93,792,080
                                  2012    80,896,694   0.62 - 1.71      83,365,935

  MSF Jennison Growth             2016   230,334,406   0.94 - 2.60     330,843,366
     Subaccount                   2015   255,430,902   0.96 - 2.64     370,985,158
                                  2014   283,460,406   0.88 - 2.43     376,259,287
                                  2013   306,377,182   0.82 - 2.27     377,320,708
                                  2012   347,786,347   0.61 - 1.68     317,110,813

  MSF Loomis Sayles Small Cap     2016       125,626   5.00 - 5.99         695,462
     Core Subaccount              2015       133,839   4.31 - 5.12         637,286
                                  2014       146,236   4.49 - 5.30         725,826
                                  2013       205,325   4.36 - 5.21       1,019,553
                                  2012       324,926   3.18 - 3.77       1,156,434

  MSF Met/Artisan Mid Cap         2016       487,877   3.33 - 3.67       1,708,962
     Value Subaccount             2015       516,603   2.77 - 3.03       1,498,283
                                  2014       599,313   3.14 - 3.40       1,961,420
                                  2013       672,017   3.15 - 3.40       2,205,749
                                  2012       727,228   2.36 - 2.52       1,786,794

  MSF Met/Dimensional             2016       273,940   1.91 - 2.04         543,802
     International Small Company  2015       749,110   1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406   1.79 - 1.88       1,388,811
                                  2013       479,292   1.97 - 2.05         969,532
                                  2012       512,674   1.58 - 1.64         828,694

  MSF Met/Wellington Balanced     2016    64,591,245   1.49 - 3.90     230,965,585
     Subaccount                   2015    72,571,267   1.43 - 3.69     244,860,534
                                  2014    78,788,126   1.44 - 3.64     263,144,756
                                  2013    87,559,708   1.34 - 3.34     265,542,357
                                  2012    95,084,218   1.14 - 2.80     241,918,758

  MSF Met/Wellington Core         2016    52,226,552  1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088   1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778   1.34 - 2.26      96,109,883
                                  2013    65,547,224   1.24 - 2.10     109,181,322
                                  2012    81,093,170   0.94 - 1.61     103,067,131

  MSF MetLife Asset               2016    14,708,245   1.23 - 1.57      20,218,985
     Allocation 20 Subaccount     2015    17,745,651   1.21 - 1.51      23,643,801
                                  2014    21,756,153   1.25 - 1.52      29,613,599
                                  2013    27,300,301   1.21 - 1.46      35,985,163
                                  2012    33,750,786   1.19 - 1.41      43,181,333

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Ultra-Short       2016      0.05         0.30 - 2.75         (2.51) - 0.05
     Term Bond Subaccount         2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)
                                  2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)

  MSF Frontier Mid Cap Growth     2016        --         0.30 - 2.70           2.41 - 4.98
     Subaccount                   2015        --         0.30 - 2.70         (0.08) - 2.47
                                  2014        --         0.30 - 2.70          7.98 - 10.72
                                  2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55

  MSF Jennison Growth             2016      0.26         0.30 - 2.70       (3.86) - (0.13)
     Subaccount                   2015      0.24         0.30 - 2.70          7.59 - 10.45
                                  2014      0.23         0.30 - 2.70          4.51 - 12.77
                                  2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21

  MSF Loomis Sayles Small Cap     2016      0.06         1.70 - 2.50         16.04 - 16.97
     Core Subaccount              2015        --         1.70 - 2.50       (4.17) - (3.40)
                                  2014        --         1.70 - 2.50           0.95 - 1.76
                                  2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33

  MSF Met/Artisan Mid Cap         2016      0.87         1.40 - 2.10         20.10 - 20.95
     Value Subaccount             2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26
                                  2013      0.80         1.40 - 2.10         33.67 - 34.61
                                  2012      0.81         1.40 - 2.10          9.25 - 10.02

  MSF Met/Dimensional             2016      2.61         1.70 - 2.50           3.21 - 4.04
     International Small Company  2015      1.68         1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014      1.56         1.70 - 2.50       (9.00) - (8.27)
                                  2013      1.77         1.70 - 2.50         24.45 - 25.45
                                  2012      0.49         1.70 - 2.50         14.98 - 15.91

  MSF Met/Wellington Balanced     2016      2.75         0.30 - 2.65           3.95 - 6.67
     Subaccount                   2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                  2014      2.00         0.30 - 2.65          7.40 - 10.22
                                  2013      2.48         0.30 - 2.65         17.13 - 20.23
                                  2012      2.29         0.30 - 2.65          9.16 - 12.04

  MSF Met/Wellington Core         2016      1.72         0.30 - 2.65           0.53 - 7.02
     Equity Opportunities         2015      1.62         0.30 - 2.65         (0.53) - 2.09
     Subaccount                   2014      0.56         0.30 - 2.65          5.33 - 10.30
                                  2013      1.27         0.30 - 2.65         29.87 - 33.30
                                  2012      0.69         0.30 - 2.65          9.66 - 12.52

  MSF MetLife Asset               2016      3.19         0.30 - 2.50           1.95 - 4.22
     Allocation 20 Subaccount     2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16
                                  2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MSF MetLife Asset             2016    47,542,265    1.26 - 1.63      68,509,133      3.55         0.30 - 2.55          3.42 - 5.77
     Allocation 40 Subaccount   2015    54,365,636    1.22 - 1.54      74,878,498      0.27         0.30 - 2.55      (3.56) - (1.37)
                                2014    62,281,508    1.25 - 1.56      87,527,049      2.62         0.30 - 2.65          2.04 - 4.61
                                2013    63,017,183    1.23 - 1.49      85,938,160      2.54         0.30 - 2.65         8.02 - 10.59
                                2012    69,601,690    1.13 - 1.35      86,810,589      2.94         0.30 - 2.65         8.53 - 11.13

  MSF MetLife Asset             2016   313,013,101    1.23 - 1.66     452,209,477      3.14         0.30 - 2.85          4.10 - 6.78
     Allocation 60 Subaccount   2015   351,132,615    1.18 - 1.55     480,001,704      0.54         0.30 - 2.85      (4.04) - (1.56)
                                2014   393,087,875    1.10 - 1.58     550,983,256      1.72         0.30 - 2.85          1.05 - 4.74
                                2013   325,210,824    1.21 - 1.51     449,109,725      1.95         0.30 - 2.75        14.78 - 17.63
                                2012   342,679,345    1.06 - 1.72     406,247,240      2.31         0.00 - 2.75        10.15 - 13.24

  MSF MetLife Asset             2016   406,853,909    1.21 - 1.66     574,285,819      2.94         0.30 - 2.90          5.05 - 7.82
     Allocation 80 Subaccount   2015   438,830,497    1.15 - 1.55     582,539,493      0.33         0.30 - 2.90      (4.51) - (1.99)
                                2014   469,940,862    1.21 - 1.61     645,019,159      1.11         0.30 - 2.90          2.22 - 4.91
                                2013   281,259,764    1.21 - 1.50     392,110,510      1.46         0.30 - 2.60        21.12 - 23.94
                                2012   301,438,988    1.00 - 1.21     341,958,464      1.91         0.30 - 2.60        12.41 - 15.04

  MSF MetLife Mid Cap Stock     2016     7,950,996   2.09 - 36.72      17,822,009      1.27         0.30 - 1.25        18.71 - 19.72
     Index Subaccount           2015     8,349,197   1.75 - 30.67      15,269,454      1.16         0.30 - 1.25      (3.79) - (2.97)
                                2014     8,659,503   1.82 - 31.61      16,117,119      1.01         0.30 - 1.25          7.96 - 8.89
                                2013     8,357,897   1.68 - 29.03      14,115,032      1.09         0.30 - 1.25        16.63 - 31.49
                                2012     6,983,172           1.28       8,935,310      1.02                1.25                16.13

  MSF MetLife Stock Index       2016   399,744,544   1.40 - 40.16     818,490,354      1.98         0.28 - 3.50         7.70 - 11.36
     Subaccount                 2015   444,545,333   1.29 - 36.32     825,958,902      1.72         0.28 - 3.50        (2.41) - 0.88
                                2014   512,472,472   1.22 - 36.26     948,735,700      1.69         0.28 - 3.50         9.37 - 13.05
                                2013   619,079,605   1.11 - 32.31   1,022,210,401      1.86         0.28 - 3.50        27.37 - 31.65
                                2012   746,876,608   0.85 - 24.72     955,635,335      1.43         0.28 - 3.50        11.63 - 15.43

  MSF MFS Total Return          2016   138,074,749    1.22 - 4.20     347,116,215      2.73         0.30 - 2.75          5.97 - 8.65
     Subaccount                 2015   157,676,884    1.15 - 3.90     367,197,782      2.42         0.30 - 2.75      (3.10) - (0.65)
                                2014   181,477,236    1.19 - 3.96     427,404,149      2.25         0.30 - 2.75          5.42 - 8.09
                                2013   214,758,429    1.13 - 3.69     467,083,516      2.45         0.30 - 2.75        15.48 - 18.40
                                2012   252,752,393    0.97 - 3.15     465,580,415      2.74         0.30 - 2.75         8.27 - 11.03

  MSF MFS Value Subaccount      2016    54,400,150    1.36 - 2.83     126,985,750      2.24         0.30 - 2.75        11.00 - 14.05
                                2015    61,186,657    1.22 - 2.53     126,858,359      2.66         0.30 - 2.75      (3.07) - (0.45)
                                2014    71,426,723    1.26 - 2.59     149,803,816      1.64         0.30 - 2.75         7.72 - 10.48
                                2013    76,198,106    1.18 - 2.39     152,814,296      1.08         0.30 - 2.65        16.93 - 35.32
                                2012    42,193,599    1.17 - 1.80      64,099,072      1.95         0.30 - 2.65        13.33 - 16.30

  MSF MSCI EAFE Index           2016    22,174,074    0.98 - 2.39      46,547,113      2.63         0.30 - 1.60        (0.27) - 1.04
     Subaccount                 2015    24,065,038    0.99 - 2.38      50,132,009      3.23         0.30 - 1.60      (2.66) - (1.39)
                                2014    25,971,462    1.01 - 2.44      55,159,835      2.60         0.30 - 1.60      (7.50) - (6.28)
                                2013    29,240,272    1.09 - 2.63      66,367,832      3.06         0.30 - 1.60        19.93 - 21.50
                                2012    31,591,933    0.91 - 2.18      59,212,775      3.14         0.30 - 1.60        16.44 - 17.97

  MSF Neuberger Berman          2016    22,363,400    1.40 - 4.28      61,097,301      0.43         0.30 - 2.65        15.30 - 18.33
     Genesis Subaccount         2015    25,655,787    1.20 - 3.63      59,714,866      0.38         0.30 - 2.65        (2.25) - 0.28
                                2014    30,031,861    1.23 - 3.63      69,389,880      0.37         0.30 - 2.65      (2.91) - (0.29)
                                2013    35,991,632    1.25 - 3.65      82,899,600        --         0.30 - 2.65        24.17 - 35.86
                                2012        70,294    1.58 - 1.77         118,604      0.12         1.70 - 2.60          6.92 - 7.89

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  MSF Russell 2000 Index         2016    23,491,682    2.27 - 5.23     110,619,177
     Subaccount                  2015    25,834,307    1.90 - 4.36     101,108,420
                                 2014    27,782,287    2.02 - 4.62     114,688,189
                                 2013    31,268,599    1.96 - 4.45     123,574,772
                                 2012    33,654,928    1.43 - 3.25      96,816,463

  MSF T. Rowe Price Large Cap    2016    26,687,817    1.62 - 3.14      52,673,898
     Growth Subaccount           2015    29,861,303    1.64 - 3.11      58,885,774
                                 2014    33,034,416    1.52 - 2.82      59,661,381
                                 2013    32,411,409    1.26 - 2.60      54,003,653
                                 2012    32,201,056    1.12 - 1.88      38,929,294

  MSF T. Rowe Price Small Cap    2016    41,499,662    1.82 - 3.98     108,651,167
     Growth Subaccount           2015    46,060,640    1.68 - 3.59     109,539,493
                                 2014    50,212,351    1.68 - 3.52     118,139,543
                                 2013    55,991,286    1.62 - 3.32     125,245,594
                                 2012    62,635,996    1.15 - 2.32      98,474,574

  MSF Western Asset              2016    32,467,046   1.25 - 41.83     170,890,372
     Management Strategic Bond   2015    19,595,073    1.18 - 2.94      32,316,442
     Opportunities Subaccount    2014    23,348,172    1.08 - 3.03      39,669,737
                                 2013    27,649,077    1.19 - 2.91      44,979,001
                                 2012    33,573,093    1.21 - 2.91      55,654,805

  MSF Western Asset              2016    49,146,509    1.04 - 2.57      75,272,260
     Management U.S. Government  2015    53,614,394    1.05 - 2.57      82,426,356
     Subaccount                  2014    64,344,337    1.07 - 2.58      98,096,572
                                 2013    73,690,565    1.07 - 2.54     109,839,169
                                 2012    89,352,294    1.10 - 2.58     134,993,660

  Pioneer VCT Mid Cap Value      2016     7,793,599    1.77 - 2.84      19,478,488
     Subaccount                  2015     9,348,957    1.56 - 2.48      20,514,005
                                 2014    11,449,417    1.72 - 2.69      27,355,302
                                 2013    13,948,854    1.54 - 2.38      29,462,183
                                 2012    17,566,894    1.19 - 1.82      28,565,653

  Pioneer VCT Real Estate        2016     2,487,870    2.08 - 3.45       7,545,087
     Shares Subaccount           2015     2,872,791    2.00 - 3.31       8,432,222
                                 2014     3,456,891    1.95 - 3.22       9,986,466
                                 2013     4,679,392    1.52 - 2.50      10,515,684
                                 2012     5,535,016    1.53 - 2.50      12,543,885

  TAP 1919 Variable Socially     2016    12,016,499    1.31 - 4.37      34,122,083
     Responsive Balanced         2015    13,640,111    1.25 - 4.17      36,506,368
     Subaccount                  2014    15,783,435    1.29 - 4.29      43,091,030
                                 2013    17,650,098    1.20 - 3.98      44,216,482
                                 2012    19,935,151    1.03 - 3.39      41,969,589

  UIF Growth Subaccount          2016     2,605,136    1.54 - 3.11       5,650,496
                                 2015     2,947,999    1.59 - 3.23       6,666,780
                                 2014     3,258,928    1.44 - 2.93       6,688,278
                                 2013     3,897,642    1.35 - 2.81       7,732,651
                                 2012     5,479,096    0.93 - 1.93       7,099,628

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Russell 2000 Index         2016      1.38         0.30 - 1.65        19.30 - 20.92
     Subaccount                  2015      1.21         0.30 - 1.65      (5.84) - (4.56)
                                 2014      1.17         0.30 - 1.65          3.32 - 4.72
                                 2013      1.55         0.30 - 1.65        36.29 - 38.14
                                 2012      1.16         0.30 - 1.65        14.44 - 16.00

  MSF T. Rowe Price Large Cap    2016        --         0.30 - 2.65        (1.07) - 1.23
     Growth Subaccount           2015      0.01         0.30 - 2.65         7.68 - 10.18
                                 2014        --         0.30 - 2.65         6.03 - 13.92
                                 2013      0.07         0.30 - 2.65        25.92 - 38.35
                                 2012        --         0.30 - 2.65        15.56 - 18.32

  MSF T. Rowe Price Small Cap    2016      0.03         0.30 - 2.65         8.57 - 11.15
     Growth Subaccount           2015        --         0.30 - 2.65        (0.22) - 2.16
                                 2014        --         0.30 - 2.65          3.86 - 6.33
                                 2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56

  MSF Western Asset              2016      2.14         0.30 - 2.75          3.17 - 7.29
     Management Strategic Bond   2015      4.93         1.17 - 2.60      (4.52) - (2.86)
     Opportunities Subaccount    2014      5.32         1.17 - 2.60          0.50 - 4.24
                                 2013      4.97         1.17 - 2.60      (1.76) - (0.08)
                                 2012      3.46         1.17 - 2.60         8.42 - 10.19

  MSF Western Asset              2016      2.62         0.15 - 2.45        (1.17) - 1.13
     Management U.S. Government  2015      2.32         0.15 - 2.45        (1.86) - 0.42
     Subaccount                  2014      1.96         0.15 - 2.45          0.32 - 2.66
                                 2013      2.23         0.15 - 2.45      (3.14) - (0.89)
                                 2012      2.10         0.15 - 2.45          0.86 - 3.21

  Pioneer VCT Mid Cap Value      2016      0.48         1.40 - 2.75        13.08 - 14.61
     Subaccount                  2015      0.55         1.40 - 2.75      (8.89) - (7.66)
                                 2014      0.66         1.40 - 2.75        11.69 - 13.20
                                 2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28

  Pioneer VCT Real Estate        2016      3.21         1.55 - 2.70          3.00 - 4.19
     Shares Subaccount           2015      2.02         1.55 - 2.70          1.73 - 2.91
                                 2014      2.29         1.50 - 2.70        27.08 - 28.62
                                 2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35

  TAP 1919 Variable Socially     2016      0.91         0.30 - 2.30          3.82 - 5.92
     Responsive Balanced         2015      1.19         0.30 - 2.50      (4.14) - (2.01)
     Subaccount                  2014      0.85         0.30 - 2.50          6.61 - 8.98
                                 2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38

  UIF Growth Subaccount          2016        --         1.40 - 2.50      (4.06) - (3.00)
                                 2015        --         1.40 - 2.50         9.47 - 10.68
                                 2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond                  (BHFTI) Brighthouse/Templeton International Bond
   Portfolio                                               Portfolio
(MIST) Met/Wellington Large Cap Research                 (BHFTI) Brighthouse/Wellington Large Cap Research
   Portfolio                                               Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2016

   (3)   Statements of Operations for the year ended December 31, 2016

   (4) Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015


   (5)   Notes to the Financial Statements


   The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries are included in Part B hereof and include:


   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2016 and 2015

   (3) Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


                      DESCRIPTION
                      -----------
(b)        Exhibits



1(a). EXHIBIT NUMBER
      --------------

                      Resolutions of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(b). Resolutions of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund BD III for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b). to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152265/811-21262 filed November 21, 2008.)


1(c). Resolutions of the MetLife Insurance Company of Connecticut Board of Directors, dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities to the Registration Statement on Form N-4, File No. 333-152265/811-21262 filed on April 8,
                      2009.)


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to

EXHIBIT NUMBER        DESCRIPTION
--------------        -----------


                      MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


3(a)(ii).             Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 6, 2016.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4,
                      2007.)


3(c). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to the Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.) Form of
                      Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective No. 2 to MetLife of CT Separate Account QPN for Variable Annuities' Registration Statement on Form N-4, File No. 333-156911, filed April 6, 2010.)



3(e). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)


3(f).                 Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(g) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)



4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-70657, filed January 15, 1999.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on

EXHIBIT NUMBER        DESCRIPTION
--------------        -----------


                      Form N-4, File No. 333-152189, filed April 4, 2012.)


4(h). Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



4(i). Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



5(a). Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70657, filed September 29, 1999.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(a)(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)



6(c). Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


6(d).                 Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)



7(a). Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)


7(d). Automatic Reinsurance Agreement between Travelers Insurance Company and its Subsidiary Travelers Life and Annuity Company and AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company as of September 14, 2000 (effective November 1, 1999) and Addendum. (Incorporated herein by reference to Exhibit No. 7(d) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152265/811-21262, filed April 6, 2012.)


7(d)(i). Amendment No. 1, Notice Letter of termination of new business, Amendment No. 2 through 10, Letter Amendment, and Amendment No. 11 through 14 to Automatic Reinsurance Agreement between Travelers Insurance Company and its Subsidiary Travelers Life and Annuity Company and AXA Corporate Solutions Life Reinsurance

EXHIBIT NUMBER        DESCRIPTION
--------------        -----------


                      Company. (Incorporated herein by reference to Exhibit 7(d)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152265/811-21262, filed April 6, 2012.)


7(e). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


7(f). Amended and Restated Indemnity Retrocession Agreement Coverage effective April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8,
                      2015.)


7(g). Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-101778/811-21262, filed on April 6, 2016.)


8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)



8(a)(ii).             Participation Agreement among Brighthouse Funds Trust II,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment
                      No. 27 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2017.)



8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)

EXHIBIT NUMBER        DESCRIPTION
--------------        -----------



8(b)(iii).            Participation Agreement among Brighthouse Funds Trust I,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment
                      No. 27 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2017.)



8(c)(iii).            Amendment to Participation Agreement among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment No. 5 (effective October 5, 2010) to the Amended and Restated Participation Agreement among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company, effective May 1, 2004 and subsequently amended, effective May 1, 2005 (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(d)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc.,

EXHIBIT NUMBER        DESCRIPTION
--------------        -----------


                      MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(d)(iii).            Amendment No. 7 to the Amended and Restated Participation
                      Agreement among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)


8(d)(iv).             Amendment to Participation Agreement between Franklin
                      Templeton Variable Insurance Products Trust,
                      Franklin/Templeton Distributors, Inc., MetLife Insurance
                      Company of Connecticut and MetLife Investors Distribution
                      Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective
                      Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed on April 6,
                      2016.)


8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 8 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut and Janus Aspen Series. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(e)(ii).             Amendment No. 9 to Fund Participation Agreement among
                      Janus Aspen Series and MetLIfe Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to the Registrant's Post-Effective Amendment No. 7 to the
                      Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 8, 2015.)


8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Second Amendment to Participation Agreement among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund
                      Advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed November 17, 2014.)


8(g). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

EXHIBIT NUMBER        DESCRIPTION
--------------        -----------


8(g)(ii).             Summary Prospectus Agreement among Fidelity Distributors
                      Corporation and MetLife Insurance Company of Connecticut, effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment
                      No. 3 to the Registration Statement on Form N-4, File No.
                      333-152189, filed April 5, 2010.)


8(g)(iii).            Amendment to the Participation Agreement among Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014). (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One's Registration Statement on Form N-4, File Nos.
                      333-200247/811-05200, filed November 17, 2014.)



8(g)(iv).             Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)



8(h) Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Two Amendments both dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (Incorporated herein by reference to Exhibit 8(c)(i) and 8(c)(ii) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(i). Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014). (Incorporated herein by reference to
                      Exhibit 8(n) to the Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit
                      9. to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152265/811-21262 filed November 21, 2008.)



10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)



11.                   Not applicable


12.                   Not applicable



13. Power of Attorney for Eric T. Steigerwalt, Anant Bhalla, Myles J. Lambert, Kieran Mullins, John L. Rosenthal and Lynn A. Dumais. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     Brighthouse Life Insurance Company

     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------

Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President and Chief Accounting Officer
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 196,616 owners of qualified contracts and 43,167 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)        Brighthouse Securities, LLC
           11225 North Community House Road
           Charlotte, NC 28277

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):

           Brighthouse Fund UL for Variable Life Insurance
           Brighthouse Fund UL III for Variable Life Insurance
           Brighthouse Funds Trust I
           Brighthouse Funds Trust II
           Brighthouse Separate Account A
           Brighthouse Separate Account Eleven for Variable Annuities Brighthouse Separate Account QPN for Variable Annuities Brighthouse Variable Annuity Account B
           Brighthouse Variable Annuity Account C
           Brighthouse Variable Life Account A
           Brighthouse Variable Life Account One
           New England Variable Annuity Separate Account
           New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.




NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   ---------------------------------------------------------
Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $568,161,672       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


   (a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



   (b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

   (d)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647

   (e)        Brighthouse Financial, One Financial Center, Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



The Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 5th day of April, 2017.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 5th day of April, 2017.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------    Officer and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J, Lambert

/s/ Kieran Mullins*        Director and Vice President
------------------------
Kieran Mullins

/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------    Officer
John L.Rosenthal

/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------    Officer
Anant Bhalla

/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-in-fact
       April 5, 2017


* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10     Consent of Independent Registered Public Accounting Firm
    (Deloitte & Touche LLP)

13     Powers of Attorney